AS FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  APRIL 25, 2005
--------------------------------------------------------------------------------

                                                        FILE NOS. 333-114561
                                                                   811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 60

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     SUN JIN MOON, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2005, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-203-0068               PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PLUS
.. ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 45* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)        PUTNAM VARIABLE TRUST (CLASS IB)
LORD ABBETT SERIES FUND, INC.(CLASS VC)                               VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                       (CLASS I & II)


*Up to 51 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 41-42 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 84 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.




                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                10
--------------------------------------------------------------------------------
  Expense Table                                                         11
--------------------------------------------------------------------------------
  Financial Information                                                 20
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         20
--------------------------------------------------------------------------------
  Purchases                                                             23
--------------------------------------------------------------------------------
  Contract Value                                                        24
--------------------------------------------------------------------------------
  Investment Alternatives                                               38
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          38
--------------------------------------------------------------------------------
     The Fixed Account Options                                          44
--------------------------------------------------------------------------------
     Transfers                                                          48
--------------------------------------------------------------------------------
  Expenses                                                              52
--------------------------------------------------------------------------------
  Access to Your Money                                                  57
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       58
--------------------------------------------------------------------------------
  Death Benefits                                                        66
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      74
--------------------------------------------------------------------------------
  Taxes                                                                 77
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    83
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   84
--------------------------------------------------------------------------------
APPENDIX A-ALLSTATE ADVISOR CONTRACT COMPARISON CHART                   85
--------------------------------------------------------------------------------
APPENDIX B-MARKET VALUE ADJUSTMENT                                      87
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APPENDIX C-CALCULATION OF INCOME PROTECTION BENEFIT                     89
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APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                90
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 91
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT             92
--------------------------------------------------------------------------------
APPENDIX G-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 95
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    96
--------------------------------------------------------------------------------
APPENDIX I-ACCUMULATION UNIT VALUES                                     98
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               25
--------------------------------------------------------------------------------
Accumulation Benefit                                                    25
--------------------------------------------------------------------------------
Accumulation Phase                                                      10
--------------------------------------------------------------------------------
Accumulation Unit                                                       20
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 20
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    1
--------------------------------------------------------------------------------
Annuitant                                                               21
--------------------------------------------------------------------------------
Automatic Additions Program                                             23
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 50
--------------------------------------------------------------------------------
Beneficiary                                                             21
--------------------------------------------------------------------------------
Benefit Base                                                            6
--------------------------------------------------------------------------------
Benefit Payment                                                         33
--------------------------------------------------------------------------------
Benefit Payment Remaining                                               33
--------------------------------------------------------------------------------
Benefit Year                                                            33
--------------------------------------------------------------------------------
Co-Annuitant                                                            21
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  10
--------------------------------------------------------------------------------
Contract Value                                                          1
--------------------------------------------------------------------------------
Contract Year                                                           7
--------------------------------------------------------------------------------
Credit Enhancement                                                      1
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           50
--------------------------------------------------------------------------------
Due Proof of Death                                                      66
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                6
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                6
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           69
--------------------------------------------------------------------------------
Fixed Account Options                                                   1
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  55
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        25
--------------------------------------------------------------------------------
Guarantee Period Accounts                                               45
--------------------------------------------------------------------------------
Income Base                                                             6
--------------------------------------------------------------------------------
Income Plan                                                             58
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        6
--------------------------------------------------------------------------------
In-Force Earnings                                                       68
--------------------------------------------------------------------------------
In-Force Premium                                                        68
--------------------------------------------------------------------------------
Investment Alternatives                                                 1
--------------------------------------------------------------------------------
IRA Contract                                                            7
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Issue Date                                                              10
--------------------------------------------------------------------------------
Market Value Adjustment                                                 9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    6
--------------------------------------------------------------------------------
Payout Phase                                                            10
--------------------------------------------------------------------------------
Payout Start Date                                                       58
--------------------------------------------------------------------------------
Portfolios                                                              1
--------------------------------------------------------------------------------
Qualified Contract                                                      20
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         67
--------------------------------------------------------------------------------
Rider Anniversary                                                       25
--------------------------------------------------------------------------------
Rider Application Date                                                  6
--------------------------------------------------------------------------------
Rider Date                                                              25
--------------------------------------------------------------------------------
Rider Fee                                                               6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    32
--------------------------------------------------------------------------------
Rider Maturity Date                                                     25
--------------------------------------------------------------------------------
Rider Period                                                            25
--------------------------------------------------------------------------------
Rider Trade-In Option                                                   32
--------------------------------------------------------------------------------
Right to Cancel                                                         24
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        67
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       21
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirements Accounts                                                    21
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           45
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    6
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           57
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  80
--------------------------------------------------------------------------------
Transfer Period Accounts                                                45
--------------------------------------------------------------------------------
Trial Examination Period                                                5
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                42
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              6
--------------------------------------------------------------------------------
Valuation Date                                                          23
--------------------------------------------------------------------------------
Variable Account                                                        1
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                               33
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                         33
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                              35
--------------------------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract. We may limit
                                the cumulative amount of purchase payments to a maximum
                                of $1,000,000 in any Contract.

                                For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                                a purchase payment, we will add to your Contract Value
                                a Credit Enhancement of up to 5% of such purchase
                                payment.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. If you cancel your Contract during the TRIAL
                                EXAMINATION PERIOD, the amount we refund to you will
                                not include any Credit Enhancement. See "Trial
                                Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PLUS CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 8.5% of
                                  purchase payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                  5 PROSPECTUS

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20%* (up to 0.30% for Options added in
                                  the future).

                                .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%*.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                . If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or a SureIncome
                                  Withdrawal Benefit Option.

                                .If you select the SUREINCOME WITHDRAWAL BENEFIT
                                  OPTION ("SUREINCOME OPTION") you would pay an
                                  additional annual fee ("SUREINCOME OPTION FEE" OR
                                  "RIDER FEE") of 0.50% (up to 1.25% for Options added
                                  in the future) of the BENEFIT BASE on each Contract
                                  Anniversary (See the SureIncome Option Fee section).
                                  You may not select the SureIncome Option together
                                  with a Retirement Income Guarantee Option or a
                                  TrueReturn Option.

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 1 ("RIG 1") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 1
                                  prior to May 1, 2004, you will pay an additional
                                  annual fee ("Rider Fee") of 0.40%* of the INCOME BASE
                                  in effect on a Contract Anniversary.

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 2 ("RIG 2") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 2
                                  prior to May 1, 2004, you will pay an additional
                                  annual Rider Fee of 0.55%* of the INCOME BASE in
                                  effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                  6 PROSPECTUS

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION OR SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%** (up to
                                  0.15% for Options added in the future) of the
                                  Contract Value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.**

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

                                .WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME
                                  PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.

                                *DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED
                                THESE OPTIONS PRIOR TO MAY 1, 2003. SEE PAGE 12 FOR
                                DETAILS.

                                **NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                JANUARY 1, 2005. SEE PAGE 13 FOR DETAILS.
---------------------------------------------------------------------------------------
                                  7 PROSPECTUS

INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .45* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . Lord, Abbett & Co. LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, LLC

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Van Kampen Asset Management

                                  . Van Kampen**



                                  *Up to 51 Variable Sub-Accounts may be available
                                  depending on the date your purchased your Contract.
                                  Please see page 41-42 for information about
                                  Sub-Account and/or Portfolio liquidations, mergers,
                                  closures and name changes.

                                  **Morgan Stanley Investment Management, Inc., the
                                  adviser to the UIF Portfolios, does business in
                                  certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------
                                  8 PROSPECTUS

INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to May 1, 2004, Allstate Life also offered two
                                Retirement Income Guarantee Options that guarantee a
                                minimum amount of fixed income payments you can receive
                                if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("Return of Premium Death Benefit" or "ROP Death
                                Benefit"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $500.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value, unless the SureIncome
                                Withdrawal Benefit Option is in effect under your
                                Contract. Your Contract will terminate if you withdraw
                                all of your Contract Value.

                                 9  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 58. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 10  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%         0%
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


                                 11  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                      1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
Basic Contract (without any optional benefit)                              Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


  * We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20
                                                   %* (up to 0.30% for Options added in
MAV Death Benefit Option                           the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30 %*
                                                   0.25
Earnings Protection Death Benefit Option (issue    % (up to 0.35% for Options added in
age 0-70)                                          the future)
                                                   0.40
Earnings Protection Death Benefit Option (issue    % (up to 0.50% for Options added in
age 71-79)                                         the future)


  *For Contract Owners who added the MAV Death Benefit Option or Enhanced
   Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            2.00%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                       2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               2.40%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    2.50%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                          Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                                0.50 %*
-----------------------------------------------------------------------------------------------------------------


*Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                      0.50 %*
------------------------------------------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.




                                 12  PROSPECTUS

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

**For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10 %*
----------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10 %*
----------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 13  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                           PORTFOLIO ANNUAL EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.74%                         3.06%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before waiver or reimbursement) as of December 31, 2004.




PORTFOLIO ANNUAL EXPENSES - (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                Management         Rule12b-1   Other        Total Annual
PORTFOLIO                          Fees              Fees     Expenses   Portfolio Expenses
--------------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -                0.49%     0.25%      0.03%              0.77%
Class 2 (2)(3)
---------------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2               0.47%     0.25%      0.02%              0.74%
(2)(3)
---------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities Fund -                0.75%     0.25%      0.04%              1.04%
Class 2 (2)(3)
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -                 0.53%     0.25%      0.18%              0.96%
Class 2 (3)(4)
---------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap
Growth Securities Fund -                0.48%     0.25%      0.29%              1.02%
Class 2 (3)(4)(5)(6)
---------------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2               0.49%     0.25%      0.05%              0.79%
(2)(3)
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2               0.80%     0.25%      0.21%              1.26%
(3)
---------------------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities Fund -               1.25%     0.25%      0.29%              1.79%
Class 2
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2               0.68%     0.25%      0.19%              1.12%
(4)
---------------------------------------------------------------------------------------------
FTVIP Templeton Global
Income Securities Fund -                0.62%     0.25%      0.16%              1.03%
Class 2 (2)(5)
---------------------------------------------------------------------------------------------
Lord Abbett Series Fund -               0.75%      N/A       2.31%              3.06%
All Value Portfolio (7)
---------------------------------------------------------------------------------------------
Lord Abbett Series Fund -               0.50%      N/A       0.48%              0.98%
Bond-Debenture Portfolio (7)
---------------------------------------------------------------------------------------------
Lord Abbett Series Fund -               0.50%      N/A       0.39%              0.89%
Growth and Income Portfolio
---------------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth Opportunities                    0.80%      N/A       1.06%              1.86%
Portfolio (7)
---------------------------------------------------------------------------------------------
Lord Abbett Series Fund -               0.75%      N/A       0.42%              1.17%
Mid-Cap Value Portfolio
---------------------------------------------------------------------------------------------
Oppenheimer Aggressive
Growth Fund/VA - Service                0.67%     0.25%      0.07%              0.99%
Shares
---------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA            0.72%     0.25%      0.05%              1.02%
- Service Shares
---------------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -                  0.64%     0.25%      0.02%              0.91%
Service Shares
---------------------------------------------------------------------------------------------
Oppenheimer Core Bond                   0.72%     0.25%      0.02%              0.99%
Fund/VA - Service Shares (8)
---------------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service            0.63%     0.25%      0.03%              0.91%
Shares
---------------------------------------------------------------------------------------------
Oppenheimer High Income                 0.72%     0.25%      0.04%              1.01%
Fund/VA - Service Shares
---------------------------------------------------------------------------------------------
Oppenheimer Main Street                 0.66%     0.25%      0.01%              0.92%
Fund(R)/VA - Service Shares
---------------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA -                  0.75%     0.25%      0.06%              1.06%
Service Shares
---------------------------------------------------------------------------------------------
                                 14 PROSPECTUS

Oppenheimer Strategic Bond              0.71%     0.25%      0.03%              0.99%
Fund/VA - Service Shares
---------------------------------------------------------------------------------------------
Putnam VT The George Putnam             0.62%     0.25%      0.11%              0.98%
Fund of Boston - Class IB
---------------------------------------------------------------------------------------------
Putnam VT Global Asset                  0.70%     0.25%      0.23%              1.18%
Allocation Fund - Class IB
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income             0.48%     0.25%      0.06%              0.79%
Fund - Class IB
---------------------------------------------------------------------------------------------
Putnam VT Health Sciences               0.70%     0.25%      0.15%              1.10%
Fund - Class IB (9)
---------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -             0.67%     0.25%      0.12%              1.04%
Class IB
---------------------------------------------------------------------------------------------
Putnam VT Income Fund -                 0.60%     0.25%      0.10%              0.95%
Class IB (10)
---------------------------------------------------------------------------------------------
Putnam VT International                 0.75%     0.25%      0.19%              1.19%
Equity Fund - Class IB
---------------------------------------------------------------------------------------------
Putnam VT Investors Fund -              0.64%     0.25%      0.12%              1.01%
Class IB
---------------------------------------------------------------------------------------------
Putnam VT Money Market Fund             0.45%     0.25%      0.10%              0.80%
- Class IB (10)
---------------------------------------------------------------------------------------------
Putnam VT New Opportunities             0.60%     0.25%      0.09%              0.94%
Fund - Class IB (9)
---------------------------------------------------------------------------------------------
Putnam VT New Value Fund -              0.69%     0.25%      0.10%              1.04%
Class IB
---------------------------------------------------------------------------------------------
Putnam VT Research Fund -               0.65%     0.25%      0.15%              1.05%
Class IB (9)
---------------------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income Fund - Class IB              0.70%     0.25%      0.15%              1.10%
(9)
---------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class            0.65%     0.25%      0.14%              1.04%
IB
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -                0.56%     0.25%      0.08%              0.89%
Class IB
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II              0.75%     0.25%      0.63%              1.63%
(11)(13)
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                 0.57%     0.25%      0.04%              0.86%
Portfolio, Class II
---------------------------------------------------------------------------------------------
Van Kampen LIT Emerging                 0.70%     0.25%      0.07%              1.02%
Growth Portfolio, Class II
---------------------------------------------------------------------------------------------
Van Kampen LIT Growth and               0.58%     0.25%      0.04%              0.87%
Income Portfolio, Class II
---------------------------------------------------------------------------------------------
Van Kampen LIT Money Market             0.49%     0.25%      0.22%              0.96%
Portfolio, Class II (12)(13)
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,                 0.75%     0.35%      0.35%              1.45%
Class II (14)(15)(16)
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II              0.49%     0.35%      0.36%              1.20%
(14)(15)(16)
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class I                      0.50%      N/A       0.34%              0.84%
(14)(15)(16)(17)
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class II                     0.50%     0.35%      0.34%              1.19%
(14)(15)(16)(17)
---------------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio, Class              0.80%     0.35%      0.50%              1.65%
II (14)(15)
---------------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II              0.92%     0.35%      0.61%              1.88%
(14)(15)(16)
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I                0.72%      N/A       0.30%              1.02%
(14)(15)(16)(17)
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II               0.72%     0.30%      0.37%              1.37%
(14)(15)(16)(17)
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II              0.76%     0.35%      0.26%              1.37%
(14)(15)
---------------------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

2. The Fund administration fee is paid indirectly through the management fee.

3. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

4. The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:


                          Management         Rule12b-1   Other        Total Annual
PORTFOLIO                    Fees              Fees     Expenses   Portfolio Expenses
--------------------------------------------------------------------------------------
FTVIP Franklin
Small-Mid Cap Growth
Securities Fund -                 0.49%     0.25%      0.18%              0.92%
Class 2
---------------------------------------------------------------------------------------
FTVIP Franklin Small
Cap Value Securities              0.45%     0.25%      0.29%              0.99%
Fund - Class 2
---------------------------------------------------------------------------------------
FTVIP Templeton
Foreign Securities                0.63%     0.25%      0.19%              1.07%
Fund - Class 2
---------------------------------------------------------------------------------------



5. Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging,


                                 15  PROSPECTUS
we will continue to effect automatic transactions to these Portfolios in accordance with that program. Outside of these automatic transaction programs, you may not allocate purchase payments or make transfers to these Variable Sub-Accounts, additional allocations will not be allowed.

6. Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2.

7. For the year ending December 31, 2005, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of each Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" are as follows:

                                                                                  Management         Rule12b-1   Other      Total
PORTFOLIO                                                                            Fees              Fees     Expenses    Annual
--------------------------------------------------------------------------------------------------------------------------Portfolio
                                                                                                                           Expenses
                                                                                                                          ----------
Lord Abbett Series Fund - All Value Portfolio                                             0.75%      N/A       0.39%          1.1
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio                                        0.50%      N/A       0.40%         0.9
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio                                  0.80%      N/A       0.40%         1.2
------------------------------------------------------------------------------------------------------------------------------------


8. Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond Fund/VA - Service Shares.

9. Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

10. Reflects Putnam Management's agreement, effective January 28, 2004, to waive fees and reimburse expenses of the Portfolio through December 31, 2005 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.
 After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                   Management         Rule12b-1   Other        Total Annual
PORTFOLIO                                                             Fees              Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB                                           0.57%    0.25%      0.10%              0.92%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB                                     0.43%     0.25%      0.10%              0.78%
--------------------------------------------------------------------------------------------------------------------------------


11. For the year ended December 31, 2004, the adviser volunatrily waived $99,706 of its investment advisory fees and assumed $1,234 of the Portfolio's other expenses. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

12. For the year ended December 31, 2004, the adviser waived approximately $68,600 of its advisory fees. Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and intertest, exceed 0.95% of the average daily net assets of the Portfolio, the adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess of 0.85% of average net assets. This waiver is voluntary and can be discontinued at any time.

13. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 11 and 12 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                       Management         Rule12b-1   Other        Total Annual
PORTFOLIO                                 Fees              Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth               0.38%     0.25%      0.62%              1.25%
Portfolio, Class II
----------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market                    0.38%     0.25%      0.22%              0.85%
Portfolio, Class II
----------------------------------------------------------------------------------------------------




                                 16  PROSPECTUS

14. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

15. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so "Total Annual Portfolio Expenses", excluding certain investment related expenses such a foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12B-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:


                        Operating
                         Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO               Limitation     Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------
Van Kampen UIF
Emerging Markets Debt     1.15%       0.75%       0.05%      0.35%           1.15%
Portfolio, Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income Portfolio,     1.00%       0.49%       0.05%      0.36%           0.90%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio,         0.85%       0.50%        N/A       0.34%           0.84%
Class I
------------------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth Portfolio,         1.10%       0.50%       0.25%      0.34%           1.09%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio,      1.20%       0.65%       0.05%      0.50%           1.20%
Class II
------------------------------------------------------------------------------------------
Van Kampen UIF Small
Company Growth            1.25%       0.59%       0.05%      0.61%           1.25%
Portfolio, Class II
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.05%       0.72%        N/A       0.37%           1.02%
Portfolio, Class I
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value             1.15%       0.72%       0.10%      0.30%           1.12%
Portfolio, Class II
------------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Real Estate Portfolio,    1.35%       0.76%       0.25%      0.26%           1.27%
Class II
------------------------------------------------------------------------------------------



16. Expense information has been restated to reflect current fees in effect as of November 1, 2004.

17. The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Account that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.


                                 17  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected RIG 2 (assuming Income Base A); and

.. elected the Spousal Protection Benefit (Co-Annuitant) Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.



                                                                Allstate Advisor                 Allstate Advisor Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,231  $2,318   $3,388    $6,155   $1,389  $2,616   $3,733    $6,367
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  993  $1,638   $2,308    $4,268   $1,151  $1,940   $2,666    $4,538
-------------------------------------------------------------------------------------------------------------------------------
                                                           Allstate Advisor Preferred
                                                                  (with 5 Year
                                                           Withdrawal Charge Option)
                                                       1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,176  $2,319   $3.265     $6,367
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  939  $1,643   $2,198     $4,538
-------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                   (with 3-Year                          (with No
                            Withdrawal Charge Option)           Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,187  $2,007   $3,309    $6,436    $687   $2,036   $3,352     $6,504
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $  949  $1,333   $2,347    $4,627    $449   $1,362   $2,295     $4,714
Expenses
------------------------------------------------------------------------------------------------








                                 18  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.



                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $636   $1,893   $3,133    $6,155    $666   $1,979   $3,265    $6,367
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $398   $1,213   $2,053    $4,268    $429   $1,303   $2,198    $4,538
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                   (with 5 Year
                            Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $666   $1,979   $3,265     $6,367
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $429   $1,303   $2,198     $4,538
Annual Portfolio
Expenses
------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                   (with 3-Year                          (with No
                            Withdrawal Charge Option)           Withdrawal Charge Option)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $677   $2,007   $3,309    $6,436    $687   $2,036   $3,352     $6,504
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $439   $1,333   $2,247    $4,627    $449   $1,362   $2,295     $4,714
Expenses
------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), RIG 2 AND THAT INCOME BASE A IS APPLIED AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 19  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix H and in the Statement of Additional Information. Prior to May 1, 2004, the Contracts were issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, Allstate Life Insurance Company Separate Account A combined with and into the Variable Account. As a result of the merger, the Contracts are now issued through the Variable Account. For more information, see the Statement of Additional Information, which contains the financial statements of the Variable Account, which are comprised of the underlying financial statements fo the Sub-Accounts, that show the effect of the merger of Allstate Life Insurance Company Separate Account A into the Variable Account.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for the Custodial Individual Retirement Accounts, the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax


                                 20  PROSPECTUS
advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant.

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries


                                 21  PROSPECTUS
die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


                                 22  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment       $500,000

    1.00% of the purchase payment       $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.


                                 23  PROSPECTUS

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market Variable Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market Variable Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of


                                 24  PROSPECTUS

Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
 After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------




                                 25  PROSPECTUS

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a


                                 26  PROSPECTUS

TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future.
 We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                      GUARANTEE OPTION 2
-------------------------------------------------------------------------------------------------------------
*Model Portfolio Option 1                                                  *Model Portfolio Option 2
*TrueBalance Conservative Model Portfolio Option                           *TrueBalance Conservative Model
*TrueBalance Moderately Conservative Model Portfolio Option                 Portfolio Option
                                                                           *TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           *TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           *TrueBalance Moderately Aggressive
                                                                            Model Portfolio Option
                                                                           *TrueBalance Aggressive Model
                                                                            Portfolio Option
-------------------------------------------------------------------------------------------------------------


NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005 MAY NOT BE USED WITH THE TRUERETURN OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you have selected.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.



MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories.
 Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count


                                 27  PROSPECTUS
against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                     MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------
                          20% Category A
                          50% Category B
                          30% Category C
                          0% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL
 PORTFOLIO OPTION 1)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1) The FTVIP Franklin Small Cap Variable Sub-Account changed its name to the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. The FTVIP Franklin Small Cap Variable Sub-Account, now known as FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued


                                 28  PROSPECTUS
prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                     MODEL PORTFOLIO OPTION 2
              (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
--------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)(6)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
--------------------------------------------------------------------
                                 29 PROSPECTUS

CATEGORY C
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
--------------------------------------------------------------------
CATEGORY D
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
--------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 30  PROSPECTUS

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1,2):

                     MODEL PORTFOLIO OPTION 2
             (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------
                            Available
--------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(3)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (3)
Lord Abbett Series - Bond-Debenture Sub-Account (3)
Lord Abbett Series - Growth and Income Sub-Account (3)
Lord Abbett Series - Growth Opportunities Sub-Account (3)
Lord Abbett Series - Mid-Cap Value Sub-Account (3)
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (3)(6)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)(5)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
--------------------------------------------------------------------
                             Excluded
--------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account (4)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
--------------------------------------------------------------------

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Cotnract on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model


                                 31  PROSPECTUS

Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontineu offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time


                                 32  PROSPECTUS
  the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw

                                 33  PROSPECTUS
during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

.. The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:



                                 34  PROSPECTUS

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date.
 Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000



In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

INVESTMENT REQUIREMENTS
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment


                                 35  PROSPECTUS
alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (" Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------


NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE SUREINCOME
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005, MAY NOT BE USED WITH THE SUREINCOME OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract.
 Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1,2):

                            Available
--------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account


                                 36  PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (5)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(4)
Van Kampen UIF Equity and Income, Class II Sub-Account(4)
Van Kampen UIF Global Franchise, Class II Sub-Account(4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account &
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(3)(4)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(4)
--------------------------------------------------------------------
                             Excluded
--------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account &
Van Kampen UIF Equity Growth, Class II Sub-Account(3)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account(4)
--------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. Before adding this rider to your Contract, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares Sub-Account changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


                                 37  PROSPECTUS

RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
This SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 45* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

*Up to 51 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 41-42 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.


                                 38  PROSPECTUS

PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 Fund - Class 2           secondary goal.
-------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities Fund -        maintaining prospects for
 Class 2                  capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 Fund - Class 2                                        Franklin Advisers, Inc.
FTVIP Franklin           Long-term capital growth.
 Small-Mid Cap Growth
 Securities Fund -
 Class 2 (1)(*)
FTVIP Franklin U.S.      Income
 Government Fund -
 Class 2
FTVIP Templeton Global   High current income,
 Income Securities Fund   consistent with
 - Class 2 (1)            preservation of capital,
                          with capital appreciation
                          as a secondary
                          consideration.
FTVIP Franklin Small     Long-term total return.       Franklin Advisory
 Cap Value Securities                                  Services, LLC
 Fund - Class 2
-------------------------------------------------------------------------------
FTVIP Mutual Shares      Capital appreciation with     Franklin Mutual
 Securities Fund -        income as a secondary goal   Advisers, LLC
 Class 2
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                Templeton Asset
 Securities Fund -                                     Management Ltd.
 Class 2
FTVIP Templeton Foreign  Long-term capital growth.     Templeton Investment
 Securities Fund -                                     Counsel, LLC
 Class 2
-------------------------------------------------------------------------------
Lord Abbett Series Fund  Long-term growth of capital
 - All Value Portfolio    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund  High current income and the
 - Bond-Debenture         opportunity for capital
 Portfolio                appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series Fund  Long-term growth of capital
 - Growth and Income      and income without           Lord, Abbett & Co. LLC
 Portfolio                excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund  Capital appreciation
 - Growth Opportunities
 Portfolio
-------------------------------------------------------
Lord Abbett Series Fund  Capital appreciation through
 - Mid-Cap Value          investments, primarily in
 Portfolio                equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
                                 39 PROSPECTUS

Oppenheimer Aggressive   Capital appreciation by
 Growth Fund/VA -         investing in ''growth
 Service Shares           type'' companies.
-------------------------------------------------------
Oppenheimer Balanced     A high total investment
 Fund/VA - Service        return, which includes
 Shares                   current income and capital
                          appreciation in the value
                          of its shares.
Oppenheimer Core Bond    High level of current
 Fund/VA - Service        income. As a secondary
 Shares (2)               objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation Fund/VA -   investing in securities of
 Service Shares           well-known, established
                          companies.
-------------------------------------------------------
Oppenheimer Global       Long-term capital             OppenheimerFunds, Inc.
 Securities Fund/VA -     appreciation by investing a
 Service Shares           substantial portion of
                          assets in securities of
                          foreign issuers,
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
Oppenheimer High Income  A high level of current
 Fund/VA - Service        income from investment in
 Shares                   high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main Street  High total return (which
 Fund(R)/VA - Service     includes growth in the
 Shares                   value of its shares as well
                          as current income) from
                          equity and debt securities.
Oppenheimer Main Street  Capital appreciation.
 Small Cap Fund(R)/VA -
 Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond Fund/VA - Service   income principally derived
 Shares                   from interest on debt
                          securities.
-------------------------------------------------------
Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB               well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
Putnam VT Global Asset   A high level of long-term
 Allocation Fund -        total return consistent
 Class IB                 with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income Fund - Class IB   income.
-------------------------------------------------------
Putnam VT Health         Capital appreciation.
 Sciences Fund - Class
 IB (5)
-------------------------------------------------------
Putnam VT High Yield     High current income. Capital
 Fund - Class IB          growth is a secondary goal
                          when consistent with
                          achieving high current
                          income.                      Putnam Investment
-------------------------------------------------------Management, LLC
Putnam VT Income Fund -  High current income           ("PUTNAM MANAGEMENT")
 Class IB                 consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International  Capital appreciation.
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Investors      Long-term growth of capital
 Fund - Class IB          and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 Fund - Class IB          income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Long-term capital
 Opportunities Fund -     appreciation.
 Class IB (5)
-------------------------------------------------------
Putnam VT New Value      Long-term capital
 Fund - Class IB          appreciation.
-------------------------------------------------------------------------------
Putnam VT Research Fund  Capital appreciation.
 - Class IB (5)
-------------------------------------------------------
Putnam VT Utilities      Capital growth and current
 Growth and Income Fund   income.
 - Class IB (5)
-------------------------------------------------------
Putnam VT Vista Fund -   Capital appreciation.
 Class IB
-------------------------------------------------------
Putnam VT Voyager Fund   Capital appreciation.
 - Class IB
-------------------------------------------------------
                                 40 PROSPECTUS

Van Kampen LIT           Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock  Capital growth and income
 Portfolio, Class II      through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into  Van Kampen Asset
                          common and preferred         Management
                          stocks.
Van Kampen LIT Emerging  Capital appreciation.
 Growth Portfolio,
 Class II
Van Kampen LIT Growth    Long-term growth of capital
 and Income Portfolio,    and income.
 Class II
Van Kampen LIT Money     Protection of capital and
 Market Portfolio,        high current income through
 Class II                 investments in money market
                          instruments.                 ------------------------
-------------------------------------------------------
Van Kampen UIF Emerging  High total return by
 Markets Debt             investing primarily in
 Portfolio, Class II      fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Long-term capital
 Growth Portfolio,        appreciation by investing
 Class I & Van Kampen     primarily in
 UIF Equity Growth        growth-oriented equity
 Portfolio, Class II      securities of large
 (3)                      capitalization companies
-------------------------------------------------------
Van Kampen UIF Equity    Capital appreciation and
 and Income Portfolio,    current income
 Class II
-------------------------------------------------------
Van Kampen UIF Global    Long-term capital             VAN KAMPEN (4)
 Franchise Portfolio,     appreciation
 Class II
-------------------------------------------------------
Van Kampen UIF Small     Long-term capital
 Company Growth           appreciation by investing
 Portfolio, Class II      primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value Portfolio,     over a market cycle of
 Class I & Van Kampen     three to five years by
 UIF U.S. Mid Cap Value   investing in common stocks
 Portfolio, Class II      and other equity securities
 (3)
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate Portfolio,   and long-term capital
 Class II                 appreciation by investing
                          primarily in equity          ------------------------
                          securities of companies in
                          the U.S. real estate
                          industry, including real
                          estate investment trusts
-------------------------------------------------------

*Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, you may not allocate purchase payments or make transfers to these Variable Sub-Accounts, additional allocations will not be allowed.

(2) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond Fund/VA - Service Shares.

(3) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contract Owners of contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



                                 41  PROSPECTUS

(5) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, you may not allocate purchase payments or make transfers to these Variable Sub-Accounts, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios, which have been prepared by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

The TrueBalance model portfolios described in this prospectus were prepared by SPIAS, a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. "S&P" and "Standard & Poor's" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allstate Life. SPIAS is not affiliated with Allstate Life and its affiliates. SPIAS does not provide advice to Allstate Life's Contract Owners. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor.

The TrueBalance program is not endorsed, sold or promoted by SPIAS or its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the TrueBalance program. The TrueBalance model portfolios described in this document, are only a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments for Contract Owners/investors. There is no agreement or understanding that SPIAS will provide

                                 42  PROSPECTUS
advice to any Contract Owner/investor. SPIAS does not take into account any information about any Contract Owner/investor or any Contract Owner's/investor's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners/investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS makes no warranties, expressed or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect thereto. While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any Contract Owner claims or losses of any nature in connection with information contained in this prospectus, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

Any investment based upon any of these TrueBalance model portfolios should only be made with an understanding of the associated risks. SPIAS is not responsible for suitability with respect to Contract Owners' use of the TrueBalance model portfolios.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

SPIAS may review and analyze the model portfolio periodically and may create new or revised TrueBalance model portfolios at any time. Effective May 1, 2005, Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios prepared by SPIAS or any other firm chosen by Allstate Life. If you are invested in a TrueBalance model portfolio, your registered representative, or the selling broker-dealer for your Contract will notify you of any new or revised TrueBalance model portfolios prepared by SPIAS or any other firm chosen by Allstate Life. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments


                                 43  PROSPECTUS
to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the
future. Some Options are not available in all states.   In addition, Allstate
Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you

                                 44  PROSPECTUS
allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 50.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the fixed Account Options available under your Cotnract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 50.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the


                                 45  PROSPECTUS
purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase


                                 46  PROSPECTUS
payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer


                                 47  PROSPECTUS
the money from such Guarantee Period Account to establish a new Market
Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500. We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process


                                 48  PROSPECTUS
requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

                                 49 PROSPECTUS

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

     Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the

                                 50  PROSPECTUS
     next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth/ VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


                                 51  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This
   charge will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.


                                 52  PROSPECTUS

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

  The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death
  Benefit Payments provision in this prospectus for more information.   We
  deduct the charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/ or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.


                                 53  PROSPECTUS

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG
2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers


                                 54  PROSPECTUS
that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 87 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an


                                 55  PROSPECTUS
additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the


                                 56  PROSPECTUS

Portfolios. For a summary of Portfolio annual expenses see page 14. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 58.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 45.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


                                 57  PROSPECTUS

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


                                 58  PROSPECTUS

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us


                                 59  PROSPECTUS

("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.



Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%         0%
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                   None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an


                                 60  PROSPECTUS

Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the option has been applied. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed


                                 61  PROSPECTUS

0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  FTVIP Templeton Global Income Securities - Class 2 Sub-Account*

  Oppenheimer Core Bond/VA - Service Shares Sub-Account****

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account*

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account***


                                 62  PROSPECTUS

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account ***

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account

  Van Kampen UIF Equity Growth, Class II Sub-Account (Class I & II)**

  Van Kampen UIF Global Franchise, Class II Sub-Account

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)**

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account ***

  Putnam VT New Opportunities - Class IB Sub-Account ***

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account

  Van Kampen UIF Small Company Growth, Class II Sub-Account

* Effective May 1, 2003, the FTVIP Franklin Small Cap Fund (Class 2) , now known as FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and FTVIP Templeton Global Income Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment.
 If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.

**The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

***Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account , the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.

****Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," on page 48, for additional information.


                                 63  PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.


                                 64  PROSPECTUS

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD /Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result


                                 65  PROSPECTUS
multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

                                 66  PROSPECTUS

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 66), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 70, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual


                                 67  PROSPECTUS

Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 70, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

                                 68  PROSPECTUS

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 70 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 31, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s)

                                 69  PROSPECTUS
below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. EFFECTIVE JULY 1, 2005, for Nonqualified Contracts, the New Contract Owner may elect to make
                                 70  PROSPECTUS
withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occured, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRAs or 403(b) plans,

                                 71  PROSPECTUS
if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if you Contract Value is greater than $1,000,000 at the time you choose to add the option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contact Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.


                                 72  PROSPECTUS

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


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MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that

                                 74  PROSPECTUS
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Portfolio  and  substitute  shares of  another  eligible  investment  fund.  Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life.
 Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.25% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. For more information on the compensation associated with this Contract that your registered representative or his or her bank or brokerage firm may receive, please consult your registered representative.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will

                                 75  PROSPECTUS
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make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Foley & Lardner, LLP, Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 76  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 77  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 78  PROSPECTUS
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.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully


                                 79  PROSPECTUS
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completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase


                                 80  PROSPECTUS
payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's


                                 81  PROSPECTUS
country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).


                                 82  PROSPECTUS

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

 Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 (telephone:
1-800-203-0068).






                                 83  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 84  PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

                FEATURE                          ADVISOR               ADVISOR PLUS                               ADVISOR PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            5-YEAR WITHDRAWAL     3-YEAR WITHDRAWAL
                                                                                              CHARGE OPTION         CHARGE OPTION
------------------------------------------------------------------------------------------------------------------------------------
                                                                  up to 5% depending on
                                                                  issue age and amount
Credit Enhancement                                 None           of                              None                  None
                                                                  purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                                       1.10%                   1.40%                   1.40%                 1.50%
(Base Contract)
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                           7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                                             6.5/ 5.5/ 4/2.5           7/ 6/ 5/ 4/ 3            7/ 6/ 5

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Confinement,
Withdrawal Charge                         Confinement, Terminal   Confinement, Terminal   Confinement, Terminal  Terminal
Waivers                                   Illness, Unemployment   Illness, Unemployment   Illness, Unemployment  Illness,
                                                                                                                 Unemployment
------------------------------------------------------------------------------------------------------------------------------------
                FEATURE
---------------------------------------------------------
                                           NO WITHDRAWAL
                                           CHARGE OPTION
---------------------------------------------------------
Credit Enhancement                             None
---------------------------------------------------------
Mortality and Expense                          1.60%
Risk Charge
(Base Contract)
---------------------------------------------------------
Withdrawal Charge                              None
(% of purchase payment)
---------------------------------------------------------
Withdrawal Charge                               N/A
Waivers
---------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                     DCA FIXED ACCOUNT OPTION
-----------------------------------------------------------------------------------------------------
                     Advisor     Advisor Plus                    Advisor Preferred
                                                -----------------------------------------------------
                                                     5-YEAR             3-YEAR         NO WITHDRAWAL
                                                WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
------------------------------------------------     OPTION             OPTION
                                                -----------------------------------------------------
TRANSFER PERIODS  3 to  6-month  3 to  6-month    3 to  6-month      3 to  6-month          N/A

-----------------------------------------------------------------------------------------------------
                  7 to 12-month  7 to 12-month   7 to  12-month      7 to 12-month          N/A
                  -----------------------------------------------------------------------------------



               STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------------------
                     Advisor     AdvisorPlus                      Advisor Preferred
                                               ---------------------------------------------------------
                                                    5-YEAR             3-YEAR                NO
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------------------     OPTION             OPTION              OPTION
                                               ---------------------------------------------------------

GUARANTEE PERIODS     1-year         N/A              N/A                N/A                 N/A




--------------------------------------------------------------------------------------------------------
                     3-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------
                     5-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------
                     7-year*         N/A              N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------



* Available only in states in which the MVA Fixed Account Option is not offered.


                                 85  PROSPECTUS

                       MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------------------
                     Advisor     Advisor Plus                     Advisor Preferred
                                               ---------------------------------------------------------
                                                    5-YEAR             3-YEAR                NO
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------------------     OPTION             OPTION              OPTION
                                               ---------------------------------------------------------
GUARANTEE PERIODS     3-year        3-year          3-year             3-year              3-year




--------------------------------------------------------------------------------------------------------
                      5-year        5-year          5-year             5-year              5-year
                   -------------------------------------------------------------------------------------
                      7-year        7-year          7-year             7-year              7-year
                   -------------------------------------------------------------------------------------
                     10-year       10-year          10-year            10-year             10-year
                   -------------------------------------------------------------------------------------


** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 86  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                =    the Treasury Rate for a maturity equal to the term length of the
                       Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                 =    the Treasury Rate for a maturity equal to the term length of the
                       Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                       Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                 =    the number of whole and partial years from the Market Value
                       Adjustment Date to the expiration of the term length of the Market
                       Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:




                                 87  PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:


   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.




                                 88  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 89  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                        Income Benefit Amount

                                                                                                  5%
                                                                                           Roll-Up Value**
                                                                                         ----------------------
                                       Beginning                Contract      Maximum
                   Type of             Contract   Transaction  Value After  Anniversary  Advisor and
 Date             Occurrence             Value      Amount     Occurrence      Value      Preferred     Plus
---------------------------------------------------------------------------------------------------------------
1/1/04       Contract Anniversary       $55,000           _      $55,000      $55,000      $52,500     $54,600
---------------------------------------------------------------------------------------------------------------
7/1/04        Partial Withdrawal        $60,000     $15,000      $45,000      $41,250      $40,176     $41,859
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

                                                                Advisor and Preferred     Plus
-------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                         (a)                  $15,000           $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                  $60,000           $60,000
Partial Withdrawal
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount                    (c)                  $55,000           $55,000
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                        [(a)/(b)]*(c)             $13,750           $13,750
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250           $41,250
-------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                   (a)                  $15,000           $15,000
-------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                  $60,000           $60,000
Partial Withdrawal
-------------------------------------------------------------------------------------------------
Value of Income Benefit Amount
Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on            (c)                  $53,786           $55,937
$52,500 and $54,600, respectively)
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5%          (d)                  $ 2,625           $ 2,730
of Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of    (e)=(d) * 1.05^ -0.5         $ 2,562           $ 2,664
interest)
-------------------------------------------------------------------------------------------------
Contract Value After Step 1                  (b')=(b) - (d)            $57,375           $57,270
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1         (c')=(c) - (e)            $51,224           $53,273
-------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                    (a')=(a) - (d)            $12,375           $12,270
-------------------------------------------------------------------------------------------------
Proportional Adjustment                      (a')/(b')*(c')            $11,048           $11,414
-------------------------------------------------------------------------------------------------
Contract Value After Step 2                   (b') - (a')              $45,000           $45,000
-------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176           $41,859
-------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.


                                 90  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                      Death Benefit Amount

                                                                    -------Purchase----------------------------Enhanced--------
                                                                        Payment Value                    Beneficiary Value**

                               Beginning                Contract    ------------------------  Maximum    ----------------------
               Type of         Contract   Transaction  Value After  Advisor and             Anniversary  Advisor and
 Date         Occurrence         Value      Amount     Occurrence    Preferred      Plus       Value      Preferred     Plus

-------------------------------------------------------------------------------------------------------------------------------
1/1/06   Contract Anniversary   $55,000           _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
-------------------------------------------------------------------------------------------------------------------------------
7/1/06    Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000     $41,250      $40,339     $41,953
-------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Advisor and
                                                                           Preferred     Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)           $50,000     $52,000
Partial Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $12,500     $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $37,500     $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)           $55,000     $55,000
Partial Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,750     $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $41,250     $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)           $53,786     $55,937
on $52,500 and $54,600, respectively)
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $13,446     $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                      $40,339     $41,953
------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 91  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000





Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts


                                 92  PROSPECTUS
will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.






                                 93  PROSPECTUS

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
In-Force Premium                                                       =    $100,000
                                                                            ($100,000+$0-$0)
In-Force Earnings                                                      =    $50,000
                                                                            ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                    =    40%*$50,000=$20,000

Contract Value                                                         =    $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
Continuing Contract Value                                              =    $180,000
                                                                            ($160,000+$20,000)


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 94  PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                         Benefit Base

                                                                      ------Purchase--------
                                                                         Payment Value

                                 Beginning                Contract    ----------------------
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus

--------------------------------------------------------------------------------------------
1/2/06    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/06     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Advisor and
                                                                           Preferred     Plus
------------------------------------------------------------------------------------------------
BENEFIT BASE
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)           $15,000     $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)           $60,000     $60,000
------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial            (c)           $50,000     $52,000
Withdrawal
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)      $12,500     $13,000
------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                       $37,500     $39,000
------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 95  PROSPECTUS

APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of
---------
40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made
---------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made
---------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000
---------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
---------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 96  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
---------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
























                                 97  PROSPECTUS

APPENDIX I - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.




ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                       2002      2003         2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.860   $   13.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.860  $ 13.475   $   14.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       4,339   576,019    1,237,251
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      550,454
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.533
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       43,535
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities
- Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.545   $   15.641
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.545  $ 15.641   $   17.211
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         882    21,349       21,824
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.235   $   14.653
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.235  $ 14.653   $   17.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       2,864   211,298      454,938
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      268,158
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.333   $   12.765
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.333  $ 12.765   $   14.191
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       6,303   442,689    1,161,162
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities
- Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.243   $   16.979
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.243  $ 16.979   $   20.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         112    43,987      127,960
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.484   $   13.683
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.484  $ 13.683   $   16.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       1,995   141,338      352,761
-------------------------------------------------------------------------------
                                 98 PROSPECTUS

FTVIP Templeton Global Income Securities -
Class 2 Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.730   $   12.969
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.730  $ 12.969   $   14.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       1,065    27,419       28,702
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       15,276
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.370
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       81,198
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      142,509
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       16,581
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      136,025
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.069   $   12.468
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.069  $ 12.468   $   14.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       1,697   147,767      230,665
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.706   $   13.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.706  $ 13.176   $   14.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       2,115   259,159      562,275
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.118
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       16,015
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --  $ 10.000   $   12.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --  $ 12.323   $   12.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --   250,178      723,531
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.157   $   14.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.157  $ 14.323   $   16.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          45   200,904      384,682
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.670   $   13.039
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.670  $ 13.039   $   13.995
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       1,293   199,763      512,385
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.186   $   12.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.186  $ 12.713   $   13.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       4,827   432,829      752,941
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.363   $   14.755
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.363  $ 14.755   $   17.358
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         944   156,683      294,993
-------------------------------------------------------------------------------
                                 99 PROSPECTUS

Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.560   $   12.213
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.560  $ 12.213   $   13.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period      10,218   432,449    1,265,037
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.397   $   12.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.397  $ 12.510   $   13.473
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          46    27,406      100,508
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.807   $   13.589
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.807  $ 13.589   $   14.904
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period      10,128   581,918      872,350
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $  9.732   $   11.373
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $ 9.732  $ 11.373   $   12.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       4,020    87,288      143,322
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.750   $   13.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.750  $ 13.428   $   14.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       2,077   238,535      421,723
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.194   $   10.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.194  $ 10.507   $   10.832
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period      10,364   486,154      887,522
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.613   $   13.465
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.613  $ 13.465   $   15.444
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       3,753   172,681      250,483
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.416   $   13.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.416  $ 13.072   $   14.535
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       3,968    94,549      111,067
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $  9.993   $    9.914
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $ 9.993  $  9.914   $    9.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       5,773   239,378      611,958
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.388   $   13.580
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.388  $ 13.580   $   14.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       2,917   115,558      110,548
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.214   $   14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.214  $ 14.664   $   16.708
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         114    77,578      251,024
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.651   $   13.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.651  $ 13.177   $   13.990
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5    56,293       84,821
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.524   $   12.158
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.524  $ 12.158   $   12.986
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       6,824   384,959      698,080
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class
IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.480   $   14.145
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.480  $ 14.145   $   16.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         377    50,148       84,872
-------------------------------------------------------------------------------
                                 100 PROSPECTUS

Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.381   $   13.646
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.381  $ 13.646   $   15.976
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       2,612    97,780      138,680
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.118   $   12.475
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.118  $ 12.475   $   12.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       8,458   496,984      797,854
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.153
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      148,068
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.366
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      214,722
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $  9.418   $   11.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $ 9.418  $ 11.811   $   12.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          62   128,295      253,189
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.662   $   13.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.662  $ 13.437   $   15.137
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       3,897   400,708      755,669
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --  $ 10.000   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --  $ 10.000   $    9.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --         0      437,391
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 11.069   $   13.960
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $11.069  $ 13.960   $   15.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          33    23,912      159,393
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      202,603
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      242,720
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   10.760
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --       76,401
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --  $ 10.000   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --  $ 10.000   $   11.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --         0      130,721
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --  $ 10.000   $   13.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --  $ 13.621   $   15.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --    49,008       76,697
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.330
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      226,309
-------------------------------------------------------------------------------
                                 101 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        --        --   $   10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              --        --   $   11.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          --        --      123,762
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period   $10.000  $ 10.710   $   14.601
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         $10.710  $ 14.601   $   19.601
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       4,083   143,509        7,395
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account and Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                102  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                       ------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.698   $13.341
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.341   $14.434
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,763     5,784
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.194
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --       119
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        60
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.821   $15.485
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $15.485   $16.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.039   $14.507
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.507   $17.559
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    7,052     4,525
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.211
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --       518
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.599   $12.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.638   $13.923
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   12,747    12,480
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.674   $16.810
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $16.810   $20.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.377   $13.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.547   $15.705
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      285       580
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.583   $12.839
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.839   $14.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 103 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        58
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.347
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,259
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,275
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.337   $12.344
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.344   $14.419
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      678       677
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.104   $13.045
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.045   $14.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      973     3,172
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.248
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.248   $12.772
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       33     1,597
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.079   $14.181
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.181   $16.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      237       227
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.727   $12.909
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.909   $13.729
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,353     4,420
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.460   $12.586
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.586   $13.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,396     4,635
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.710   $14.608
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.608   $17.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,493     1,308
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.243   $12.091
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.091   $12.824
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,270     8,589
-------------------------------------------------------------------------------
                                 104 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.748   $12.385
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.385   $13.218
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       116
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.989   $13.454
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.454   $14.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,648     1,792
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.230   $11.260
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.260   $11.798
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.861   $13.294
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.294   $14.374
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,125     4,411
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.352   $10.403
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.403   $10.626
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,859    10,273
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.571   $13.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.331   $15.151
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,933     1,561
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.688   $12.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.942   $14.259
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      417     3,302
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.933   $ 9.815
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $ 9.815   $ 9.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      158     7,242
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.975   $13.445
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.445   $14.506
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      196       489
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.317   $14.518
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.518   $16.391
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      107       948
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.837   $13.046
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.046   $13.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      124       580
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.678   $12.037
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.037   $12.740
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,283     5,947
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.642   $14.004
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.004   $16.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      118       265
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.794   $13.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.510   $15.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      434       969
-------------------------------------------------------------------------------
                                 105 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.574   $12.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.351   $12.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    5,778     2,080
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,694
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.297
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.925   $11.693
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.693   $12.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,278         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.775   $13.304
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.304   $14.850
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,395     1,131
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     4,172
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $12.285   $13.821
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.821   $14.881
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,477
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.922
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(Class I) (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.719
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --       388
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(Class II) (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.694
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,255
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $11.030
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.538
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.538   $15.751
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,345     1,461
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (Class I) (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,108
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (Class II) (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,042
-------------------------------------------------------------------------------
                                 106 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II
Sub-Account(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.376   $14.455
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.455   $19.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,499     2,484
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                107  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                  -----------------------------
SUB-ACCOUNTS                                         2002      2003       2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.853   $ 13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.853  $ 13.425   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           903   204,532    239,720
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     20,529
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      5,010
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.538   $ 15.583
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.538  $ 15.583   $ 17.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           290   12.,058     23,996
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.228   $ 14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.228  $ 14.599   $ 17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,221   109,873     78,714
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      9,294
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.327   $ 12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.327  $ 12.718   $ 14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,512   203,839    154,189
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.236   $ 16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.236  $ 16.917   $ 20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           101    58,107     14,136
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.477   $ 13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.477  $ 13.633   $ 15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,484    79,873     59,175
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class
2 Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.723   $ 12.921
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.723  $ 12.921   $ 14.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,305      8,097
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      5,559
-------------------------------------------------------------------------------
                                 108 PROSPECTUS

Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      5,743
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      1,993
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --        268
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      1,679
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.063   $ 12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.063  $ 12.422   $ 14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             6    43,239     24,359
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.699   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.699  $ 13.128   $ 14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           381   118,638     99,388
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         18
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 12.298   $ 12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --   127,891     60,080
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.150   $ 14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.150  $ 14.270   $ 16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,468    71,158     79,066
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.663   $ 12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.663  $ 12.991   $ 13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,578   158,346    108,252
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.179   $ 12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.179  $ 12.666   $ 13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           776   331,015    209,165
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.356   $ 14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.356  $ 14.701   $ 17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,102    95,842     57,383
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.553   $ 12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.553  $ 12.168   $ 12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,732   218,046    182,539
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.390   $ 12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.390  $ 12.464   $ 13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             4    31,401     29,830
-------------------------------------------------------------------------------
                                 109 PROSPECTUS

Putnam VT Growth and Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.800   $ 13.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.800  $ 13.539   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,560   241,997    172,124
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.726   $ 11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.726  $ 11.331   $ 11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,736    43,250     54,726
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.743   $ 13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.743  $ 13.378   $ 14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           475   120,256     48,270
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.187   $ 10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.187  $ 10.469   $ 10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,609   263,037    201,668
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.606   $ 13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.606  $ 13.416   $ 15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           683    57,398     79,696
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.409   $ 13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.409  $ 13.024   $ 14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           302    46,132     19,447
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.987   $  9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.987  $  9.878   $  9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,174   199,617     78,052
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.381   $ 13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.381  $ 13.530   $ 14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    57,917     29,678
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.206   $ 14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.206  $ 14.610   $ 16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,048    58,917     47,472
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.644   $ 13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.644  $ 13.128   $ 13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            66    38,525     25,803
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.517   $ 12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.517  $ 12.113   $ 12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,392   147,503    131,257
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.472   $ 14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.472  $ 14.093   $ 16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    14.092      7,591
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.374   $ 13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.374  $ 13.596   $ 15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            66    32,814     37,929
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.111   $ 12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.111  $ 12.429   $ 12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,714   204,603    232,660
-------------------------------------------------------------------------------
                                 110 PROSPECTUS

Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     46,225
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     14,269
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.412   $ 11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.412  $ 11.767   $ 12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           226    49,664     54,076
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.655   $ 13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.655  $ 13.388   $ 15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,194   152,359    119,515
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $  9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     66,137
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.062   $ 13.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.062  $ 13.908   $ 15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    21,280     16,192
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     16,162
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     24,252
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      9,011
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $ 11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     14,221
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 13.593   $ 15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    20,071     19,130
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     58,610
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     14,404
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.703   $ 14.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.703  $ 14.547   $ 19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,077    58,906     58,603
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                112  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.680   $13.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.292   $14.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      794     1,584
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.171
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.801   $15.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $15.428   $16.770
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.021   $14.453
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.453   $17.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    5,633     5,461
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.190
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.581   $12.591
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.591   $13.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       404
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.655   $16.748
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $16.748   $20.367
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       274
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.359   $13.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.497   $15.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      785       785
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.563   $12.792
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.792   $14.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
                                 113 PROSPECTUS

Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.871
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.119
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.102
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.319   $12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.298   $14.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,939     4,736
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.085   $12.997
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.997   $13.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       468
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.087
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.222
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.222   $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,319
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.062   $14.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.128   $16.377
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.708   $12.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.861   $13.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,096     3,274
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.442   $12.540
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.540   $13.346
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,031     1,958
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.692   $14.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.554   $16.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      715     1,046
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.224   $12.046
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.046   $12.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,565     6,173
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.730   $12.339
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.339   $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 114 PROSPECTUS

Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.971   $13.404
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.404   $14.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      263       212
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.213   $11.218
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.218   $11.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      116        96
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.841   $13.245
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.245   $14.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       391
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.335   $10.364
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.364   $10.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,290     2,104
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.554   $13.282
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.282   $15.049
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   15,292     8,870
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.670   $12,894
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12,894   $14.163
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.917   $ 9.779
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $ 9.779   $ 9.598
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,411     3,015
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $ 9.779
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $ 9.598
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     3,015
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.957   $13.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.395   $14.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.298   $14.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.464   $16.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   12,046    13,910
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.819   $12.997
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.997   $13.632
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.660   $11.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.992   $12.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,563     1,561
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.455   $13.971
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.971   $16.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.776   $13.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.460   $15.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 115 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.557   $12.305
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.305   $12.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      813       915
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,030
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.909   $11.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.650   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   14,005    16,837
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.757   $13.254
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.254   $14.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,676     2,467
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $12.265   $13.770
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.770   $14.780
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.697
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     3,557
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $10.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.510   $15.670
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,038
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.231
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
                                 116 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.357   $14.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.402   $19.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,467     2,258
-------------------------------------------------------------------------------

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                117  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                    ---------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.853   $13.425
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.853  $13.425   $14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,895   31,028    68,823
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --    22,636
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,153
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.538   $15.583
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.538  $15.583   $17.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    2,120     1,457
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.228   $14.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.228  $14.599   $17.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   17,710    32,091
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     4,788
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.327   $12.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.327  $12.718   $14.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   51,247    89,468
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.236   $16.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.236  $16.917   $20.762
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,338    10,936
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.477   $13.633
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.477  $13.633   $15.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   10,738    24,545
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.723   $12.920
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.723  $12.920   $14.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,921    1,995     2,561
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     2,680
-------------------------------------------------------------------------------
                                 118 PROSPECTUS

Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,954
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     7,786
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        86
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     2,907
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.063   $12.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.063  $12.422   $14.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    8,483    22,403
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.699   $13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.699  $13.128   $14.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   14,806    25,039
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,900
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.298   $12.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   16,293    62,821
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.150   $14.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.150  $14.270   $16.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,146    18,071
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.663   $12.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.663  $12.991   $13.901
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   11.846    41,186
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.179   $12.666
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.179  $12.666   $13.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,945   26,782    59,125
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.356   $14.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.356  $14.701   $17.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   14,941    25,485
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.553   $12.168
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.553  $12.168   $12.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,928   41,097    77,772
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.390   $12.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.390  $12.464   $13.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    8,988    14,779
-------------------------------------------------------------------------------
                                 119 PROSPECTUS

Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.800   $14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.800  $14.093   $14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    2,112    49,986
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $ 9.726   $11.331
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.726  $11.331   $11.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      978     1,958
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.743   $13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.743  $13.378   $14.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   20,709    39,241
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.187   $10.469
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.187  $10.469   $10.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   33,742    65,425
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.606   $13.416
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.606  $13.416   $15.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   16,560    23,536
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.409   $13.024
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.409  $13.024   $14.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,222     5,134
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $ 9.987   $ 9.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.987  $ 9.878   $ 9.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,503    25,745
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.381   $13.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.381  $13.530   $14.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,646     4,607
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.206   $14.610
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.206  $14.610   $16.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,413     9,332
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.644   $13.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.644  $13.128   $13.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    2,239     4,387
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class
IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.517   $12.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.517  $12.113   $12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   24,540    64,309
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.472   $14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.472  $14.093   $16.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    2,112     5,170
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.374   $13.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.374  $13.596   $15.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    9,417    15,619
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.111   $12.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.111  $12.429   $12.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   44,440    54,946
-------------------------------------------------------------------------------
                                 120 PROSPECTUS

Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     5,000
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --    29,089
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $ 9.412   $11.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.412  $11.767   $12.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,800    16,427
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.655   $13.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.655  $13.388   $15.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   16,041    55,062
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.895
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    23,867
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $11.062   $13.908
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.062  $13.908   $15.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    2,511     7,583
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.967
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --    40,892
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     7,291
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     4,141
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $11.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    20,294
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.593   $15.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,742     8,905
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --    17,454
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --    18,683
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.703   $14.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.703  $14.547   $19.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   10,341    25,715
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                122  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                       ------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.680   $13.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.292   $14.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.171
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.801   $15.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $15.428   $16.770
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.021   $14.453
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.453   $17.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.190
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.581   $12.591
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.591   $13.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.655   $16.748
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $16.748   $20.367
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.359   $13.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.497   $15.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.563   $12.792
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.792   $14.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 123 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.871
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.119
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.102
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.319   $12.298
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.298   $14.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.085   $12.997
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.997   $13.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.087
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.222
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.222   $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.062   $14.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.128   $16.377
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.708   $12.861
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.861   $13.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.442   $12.540
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.540   $13.346
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      370       498
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.692   $14.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.554   $16.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      321       428
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.224   $12.046
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.046   $12.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 124 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.730   $12.339
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.339   $13.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.971   $13.404
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.404   $14.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.213   $11.218
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.218   $11.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.841   $13.245
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.245   $14.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.335   $10.364
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.364   $10.554
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.554   $13.282
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.282   $15.049
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.670   $12.894
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.894   $14.163
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.917   $ 9.779
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $ 9.779   $ 9.598
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.957   $13.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.395   $14.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.298   $14.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.464   $16.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.819   $12.997
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.997   $13.632
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      356       481
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.660   $11.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.992   $12.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.623   $13.975
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.975   $16.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.776   $13.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.460   $15.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 125 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.557   $12.305
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.305   $12.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.909   $11.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.650   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.757   $13.254
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.254   $14.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      354       476
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $12.265   $13.770
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.770   $14.780
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.697
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $10.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.510
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.510   $15.670
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --       629
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.231
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
                                 126 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.357   $14.402
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.402   $19.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                127  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                         2002      2003       2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.851   $ 13.409
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.851  $ 13.409   $ 14.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           347   117,457    236,098
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.233
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     66,922
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.523
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      2,116
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.535   $ 15.564
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.535  $ 15.564   $ 17.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           434     4,327      3,941
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.225   $ 14.581
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.225  $ 14.581   $ 17.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           860   101,030    168,475
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.246
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     42,893
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.324   $ 12.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.324  $ 12.703   $ 14.065
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,174   148,918    358,905
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.233   $ 16.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.233  $ 16.896   $ 20.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    54,196     85,691
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.475   $ 13.616
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.475  $ 13.616   $ 15.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           640    53,801    104,501
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class
2 Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.721   $ 12.905
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.721  $ 12.905   $ 14.556
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           135    12,812      4,209
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      1,724
-------------------------------------------------------------------------------
                                 128 PROSPECTUS

Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.360
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      3,670
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.893
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     11,058
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      2,150
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     16.166
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.060   $ 12.406
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.060  $ 12.406   $ 14.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    22,549     68,809
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.696   $ 13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.696  $ 13.112   $ 14.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    73,942    124,555
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.108
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --        274
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 12.289
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 12.289   $ 12.881
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    45,608    124,466
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.148   $ 14.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.148  $ 14.253   $ 16.657
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    38,933     62,907
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.661   $ 12.975
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.661  $ 12.975   $ 13.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           508    81,371    165,436
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.177   $ 12.650
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.177  $ 12.650   $ 13.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,007    83,324    196,103
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.354   $ 14.682
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.354  $ 14.682   $ 17.203
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           745    58,798    106,502
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.551   $ 12.153
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.551  $ 12.153   $ 12.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   261,984    475,970
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.388   $ 12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.388  $ 12.448   $ 13.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    12,054     35,146
-------------------------------------------------------------------------------
                                 129 PROSPECTUS

Putnam VT Growth and Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.798   $ 14.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.798  $ 14.075   $ 14.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,666    15,549    186,092
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.724   $ 11.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.724  $ 11.317   $ 11.919
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    24,389     34,838
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.741   $ 13.362
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.741  $ 13.362   $ 14.521
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,550   114,140    182,596
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.185   $ 10.456
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.185  $ 10.456   $ 10.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,811   155,621    329,460
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.604   $ 13.399
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.604  $ 13.399   $ 15.306
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           319    50,972     72,525
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.407   $ 13.008
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.407  $ 13.008   $ 14.405
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           150    41,343     41,743
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.985   $  9.865
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.985  $  9.865   $  9.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   652,592    641,522
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.379   $ 13.513
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.379  $ 13.513   $ 14.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,640    20,679     33,167
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.204   $ 14.592
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.204  $ 14.592   $ 16.559
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           424    48,650     96,870
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.642   $ 13.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.642  $ 13.112   $ 13.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     7,152     14,354
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.515   $ 12.098
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.515  $ 12.098   $ 12.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,030    79,093    157,776
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.470   $ 14.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.470  $ 14.075   $ 16.826
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    15,549     25,933
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.372   $ 13.579
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.372  $ 13.579   $ 15.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,547    50,687     82,701
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.109   $ 12.414
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.109  $ 12.414   $ 12.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           617   153,342    248,311
-------------------------------------------------------------------------------
                                 130 PROSPECTUS

Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     49,268
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     53,964
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.410   $ 11.753
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.410  $ 11.753   $ 12.337
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    31,986     49,070
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.653   $ 13.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.653  $ 13.371   $ 15.002
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    74,198    146,747
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $  9.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     95,428
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.059   $ 13.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.059  $ 13.891   $ 15.033
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    12,459     61,335
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     70,540
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.756
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     63,467
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.731
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     41,130
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $ 11.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     36,213
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 13.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 13.584   $ 15.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    13,341     33,746
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --    104,318
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     33,745
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.701   $ 14.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.701  $ 14.529   $ 19.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    19,376    121,865
-------------------------------------------------------------------------------

                                 131 PROSPECTUS

* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                132  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                       ------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.675   $13.275
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.275   $14.304
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      544     1,424
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.499
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.794   $15.409
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $15.409   $16.732
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.014   $14.435
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.435   $17.401
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,865     5,390
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.575   $12.576
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.576   $13.797
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,040     4,637
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.648   $16.727
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $16.727   $20.321
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,444     1,931
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.354   $13.480
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.480   $15.564
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.557   $12.776
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.776   $14.279
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 133 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.314   $12.283
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.283   $14.289
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.079   $12.981
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.981   $13.883
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       212
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.214
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.214   $12.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      995     2,545
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.056   $14.111
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.111   $16.340
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.702   $12.845
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.845   $13.605
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       612
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.436   $12.524
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.524   $13.315
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,474     7,620
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.686   $14.536
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.536   $16.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      487       802
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.218   $11.218
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.031   $12.708
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,731
-------------------------------------------------------------------------------
                                 134 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.724   $12.324
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.324   $13.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    6,221     9,245
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.965   $13.387
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.387   $14.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    7,904     8,998
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.207   $11.204
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.204   $11.691
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.835   $13.228
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.228   $14.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       686
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.329   $10.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.351   $10.530
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,298
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.548   $13.265
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.265   $15.015
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,566     4,094
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.664   $12.878
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.878   $14.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.911   $ 9.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $ 9.767   $ 9.576
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,427
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.951   $13.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.378   $14.375
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,010       937
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.292   $14.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.446   $16.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       421
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.813   $12.981
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.981   $13.601
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.654   $11.977
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.977   $12.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      427       712
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.616   $13.935
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.935   $16.506
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.770   $13.443
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.443   $15.532
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,822     4,339
-------------------------------------------------------------------------------
                                 135 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.551   $12.290
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.290   $12.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    8,426    10.138
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.054
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     4,384
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.266
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.903   $11.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.635   $12.012
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,920     2,937
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.751   $13.238
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.238   $14.716
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      938       804
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,001
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $12.258   $13.752
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.752   $14.746
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       166
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.690
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --       478
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,922
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $10.985
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.501
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.501   $15.644
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,052
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account) (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.223
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
                                 136 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.351   $14.384
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.384   $19.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       129
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with the 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.












                                137  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                  -----------------------------
SUB-ACCOUNTS                                         2002      2003       2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.849   $ 13.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.849  $ 13.392   $ 14.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    23,469     42,275
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     33,355
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.050
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      1,205
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.533   $ 15.545
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.533  $ 15.545   $ 17.018
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0          0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.223   $ 14.563
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.223  $ 14.563   $ 17.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     7,677     14,403
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      7,924
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.322   $ 12.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.322  $ 12.687   $ 14.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    13,840     35,124
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities -
Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.231   $ 16.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.231  $ 16.875   $ 20.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,012      8,722
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.473   $ 13.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.473  $ 13.599   $ 15.830
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     7,819     25,595
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class
2 Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.719   $ 12.889
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.719  $ 12.889   $ 14.524
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0          0
-------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      2,629
-------------------------------------------------------------------------------
                                 138 PROSPECTUS

Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --        494
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      4,338
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --          0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      4,630
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.058   $ 12.391
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.058  $ 12.391   $ 14.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     5,954     15,708
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.694   $ 13.095
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.694  $ 13.095   $ 14.121
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     7,233     19,314
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      1,761
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 12.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 12.281   $ 12.859
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    19,650    139,232
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.146   $ 14.235
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.146  $ 14.235   $ 16.620
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,483     69,433
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.659   $ 12.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.659  $ 12.959   $ 13.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    14,596     24,084
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.175   $ 12.635
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.175  $ 12.635   $ 13.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,180    20,820     44,796
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA -
Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.351   $ 14.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.351  $ 14.664   $ 17.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     7,755     16,016
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.549   $ 12.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.549  $ 12.138   $ 12.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    36,470     76,890
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.386   $ 12.433
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.386  $ 12.433   $ 13.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0        373
-------------------------------------------------------------------------------
                                 139 PROSPECTUS

Putnam VT Growth and Income - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.796   $ 13.506
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.796  $ 13.506   $ 14.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    13,936     20,681
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.722   $ 11.303
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.722  $ 11.303   $ 11.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1,277      1,832
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.738   $ 13.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.738  $ 13.345   $ 14.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   363,012     53,015
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.183   $ 10.443
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.183  $ 10.443   $ 10.711
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   163,346     94,571
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.602   $ 13.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.602  $ 13.383   $ 15.272
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   228,069    171,334
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.405   $ 12.992
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.405  $ 12.992   $ 14.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     5,187      4,353
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.983   $  9.853
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.983  $  9.853   $  9.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,006   776,190    571,779
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.377   $ 13.497
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.377  $ 13.497   $ 14.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,291      3,402
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.202   $ 14.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.202  $ 14.574   $ 16.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     6,517     18,620
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.640   $ 13.096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.640  $ 13.096   $ 13.834
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     5,620      6,279
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.512   $ 12.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.512  $ 12.083   $ 12.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,141    17,937     19,997
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.467   $ 14.058
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.467  $ 14.058   $ 16.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,216      3,706
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.370   $ 13.562
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.370  $ 13.562   $ 15.798
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     2,975      2,606
-------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.107   $ 12.398
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.107  $ 12.398   $ 12.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    27,311     27,234
-------------------------------------------------------------------------------
                                 140 PROSPECTUS

Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      6,523
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.328
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     35,103
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $  9.408   $ 13.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.408  $ 13.874   $ 12.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0     22,487
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.650   $ 13.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.650  $ 13.355   $ 14.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    36,801     81,112
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $  9.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0    113,071
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 11.057   $ 13.874
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.057  $ 13.874   $ 14.999
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0         0      6,120
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     12,560
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     18,791
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 10.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --     10,867
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.000   $ 11.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     24,900
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 13.575
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 13.575   $ 15.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --       504      1,901
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      9,030
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --   $ 11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --      3,401
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.698   $ 14.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.698  $ 14.511   $ 19.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     6,427     23,013
-------------------------------------------------------------------------------

                                141  PROSPECTUS

* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account,Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                142  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,

                                                       ------------------------
SUB-ACCOUNTS                                           2002     2003      2004
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.669   $13.259
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.259   $14.271
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      576       539
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.496
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account (1)(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.788   $15.390
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $15.390   $16.694
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.008   $14.417
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.417   $17.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      722       641
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,084
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.569   $12.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.560   $13.766
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,429     1,378
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class
2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.642   $16.706
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $16.706   $20.275
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.348   $13.463
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.463   $15.528
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       608
-------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities - Class 2
Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.550   $12.760
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.760   $14.247
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
                                 143 PROSPECTUS

Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.881
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.334
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.096
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.308   $12.267
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.267   $14.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.073   $12.964
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.964   $13.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.082
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $12.206
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.206   $12.663
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,456     1,465
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.051   $14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.093   $16.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer High Income/VA Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.695   $12.829
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.829   $13.574
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.431   $12.508
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.508   $13.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,423     2,527
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service
Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.680   $14.518
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.518   $16.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.212   $12.016
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.016   $12.679
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       57        56
-------------------------------------------------------------------------------
                                 144 PROSPECTUS

Putnam VT Global Asset Allocation - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.717   $12.309
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.309   $13.069
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.958   $13.370
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.370   $14.457
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,360     2,340
-------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.201   $11.190
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.190   $11.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.828   $13.212
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.212   $14.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.324   $10.338
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.338   $10.506
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.542   $13.249
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.249   $14.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.658   $12.862
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.862   $14.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.906   $ 9.755
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $ 9.755   $ 9.555
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account
(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.944   $13.362
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.362   $14.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,492     1,502
-------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.285   $14.429
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.429   $16.207
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.807   $12.965
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.965   $13.570
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.649   $11.963
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.963   $12.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       911
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.450   $13.937
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.937   $16.469
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0        44
-------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.764   $13.427
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.427   $15.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      736       728
-------------------------------------------------------------------------------
                                 145 PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.545   $12.274
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $12.274   $12.545
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,630     1,697
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.047
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.258
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $ 9.898   $11.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.621   $12.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.754   $13.221
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.221   $14.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,365     1,280
-------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $ 9.784
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $12.251   $13.735
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.735   $14.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class I Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,685
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account
(5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $10.657
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.000   $10.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II
Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $13.492
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $13.492   $15.617
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class I
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.222
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --     1,693
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account (5)(6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --   $11.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --         0
-------------------------------------------------------------------------------
                                 146 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account
(5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $11.344   $14.366
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $14.366   $19.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       510
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective April 29, 2005, the Oppenheimer Bond/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                147  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-390-1277                PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE ") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE
ADVISOR                 ADVISOR PLUS            PUTNAM ALLSTATE ADVISOR PREFERRED


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund - Class IB   Putnam VT Growth           Putnam VT Money Market Fund
Putnam VT Capital Appreciation Fund - Class IB          Opportunities Fund -       - Class IB
Putnam VT Capital Opportunities Fund - Class IB         Class IB                  Putnam VT New Opportunities
Putnam VT Discovery Growth Fund - Class IB             Putnam VT Health Sciences   Fund - Class IB
Putnam VT Diversified Income Fund - Class IB            Fund - Class IB           Putnam VT New Value Fund -
Putnam VT Equity Income Fund - Class IB                Putnam VT High Yield Fund   Class IB
Putnam VT The George Putnam Fund of Boston - Class      - Class IB                Putnam VT OTC & Emerging
IB                                                     Putnam VT Income Fund -     Growth Fund - Class IB
Putnam VT Global Asset Allocation Fund - Class IB       Class IB                  Putnam VT Research Fund -
Putnam VT Global Equity Fund - Class IB                Putnam VT International     Class IB
Putnam VT Growth and Income Fund - Class IB             Equity Fund - Class IB    Putnam VT Small Cap Value
                                                       Putnam VT International     Fund - Class IB
                                                       Growth and Income Fund -   Putnam VT Utilities Growth
                                                         Class IB                   and Income Fund - Class IB
                                                       Putnam VT International    Putnam VT Vista Fund -
                                                       New Opportunities Fund -   Class IB
                                                        Class IB                  Putnam VT Voyager Fund -
                                                       Putnam VT Investors Fund    Class IB
                                                         - Class IB



For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.






                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  Overview of Contracts                                                 4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             5
--------------------------------------------------------------------------------
  How the Contracts Work                                                8
--------------------------------------------------------------------------------
  Expense Table                                                         9
--------------------------------------------------------------------------------
  Financial Information                                                 13
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         13
--------------------------------------------------------------------------------
  Purchases                                                             15
--------------------------------------------------------------------------------
  Contract Value                                                        16
--------------------------------------------------------------------------------
  Investment Alternatives                                               17
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          17
--------------------------------------------------------------------------------
     The Fixed Account Options                                          18
--------------------------------------------------------------------------------
     Transfers                                                          19
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------
  Access to Your Money                                                  25
--------------------------------------------------------------------------------
  Income Payments                                                       25
--------------------------------------------------------------------------------
  Death Benefits                                                        30
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      35
--------------------------------------------------------------------------------
  Taxes                                                                 38
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   45
--------------------------------------------------------------------------------
APPENDIX A-CONTRACT COMPARISON CHART                                    46
--------------------------------------------------------------------------------
APPENDIX B-ACCUMULATION UNIT VALUES                                     47
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE
- INCOME BENEFITS                                                       67
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE
- DEATH BENEFITS                                                        69
--------------------------------------------------------------------------------
APPENDIX E-CALCULATION OF EARNINGS PROTECTION
DEATH BENEFIT OPTION                                                    70
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      8
--------------------------------------------------------------------------------
Accumulation Unit                                                       13, 16
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 13, 16
--------------------------------------------------------------------------------
Allstate Life ("We")                                                    1
--------------------------------------------------------------------------------
Annuitant                                                               13
--------------------------------------------------------------------------------
Automatic Additions Program                                             15
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      21
--------------------------------------------------------------------------------
Beneficiary                                                             14
--------------------------------------------------------------------------------
Cancellation Period                                                     5, 15
--------------------------------------------------------------------------------
*Contract                                                               1,13
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  8, 13
--------------------------------------------------------------------------------
Contract Value                                                          1, 16
--------------------------------------------------------------------------------
Contract Year                                                           6
--------------------------------------------------------------------------------
Credit Enhancement                                                      1, 15
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           21
--------------------------------------------------------------------------------
Due Proof of Death                                                      31
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                6, 31
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection Option                                  6, 32
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           32
--------------------------------------------------------------------------------
Fixed Account Options                                                   1, 18
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  22
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
Funds                                                                  1, 17, 35
--------------------------------------------------------------------------------
Guarantee Period                                                        19
--------------------------------------------------------------------------------
Income Base                                                             6, 28
--------------------------------------------------------------------------------
Income Plan                                                             25
--------------------------------------------------------------------------------
In-Force Earnings                                                       32
--------------------------------------------------------------------------------
In-Force Premium                                                        32
--------------------------------------------------------------------------------
Investment Alternatives                                                 1, 6, 17
--------------------------------------------------------------------------------
Issue Date                                                              8
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               31
--------------------------------------------------------------------------------
Payout Phase                                                            8
--------------------------------------------------------------------------------
Payout Start Date                                                       8, 25
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       6, 28
--------------------------------------------------------------------------------
Rider Application Date                                                  6
--------------------------------------------------------------------------------
Rider Date                                                              29
--------------------------------------------------------------------------------
Right to Cancel                                                         5, 15
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        31
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           19
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           25
--------------------------------------------------------------------------------
Valuation Date                                                          15
--------------------------------------------------------------------------------
Variable Account                                                        1, 35
--------------------------------------------------------------------------------
Variable Sub-Account                                                    1, 17
--------------------------------------------------------------------------------


* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum Contract
                        Value of $1,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges. If you exercise your RIGHT TO
                        CANCEL the Contract, the amount we refund to you will
                        not include any Credit Enhancement. See "Right to
                        Cancel" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------

                                  5 PROSPECTUS

                        ALL CONTRACTS

                        .If you select the ENHANCED BENEFICIARY PROTECTION
                          OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                        .If you select the EARNINGS PROTECTION DEATH BENEFIT
                          OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("RIDER
                          APPLICATION DATE")).

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        .Transfer fee equal to 0.50% of the amount transferred
                          after the 12/th/ transfer in any Contract Year
                          ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional
                        Fixed Account Options that credit interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1-800-390-1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS
                        (except Contracts issued in Oregon), the Standard Fixed
                        Account Option is currently not available for new
                        investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------

                                  6 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        . combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate Life offered two
                        Retirement Income Guarantee Riders that guarantee a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract. We also
                        offer an Enhanced Beneficiary Protection Option and an
                        Earnings Protection Death Benefit Option.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge also may
                        apply.
-------------------------------------------------------------------------------


                                 7  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*


 Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/ Applicable
                                          Charge:
-----------------------------------------------------------------------------------------------------
Contract:
Putnam Allstate             0      1   2     3    4    5    6   7+
 Advisor                    7%     7%  6%    5%   4%   3%   2%  0%

Putnam Allstate             0     1    2     3     4     5     6   7   8+
 Advisor Plus               8%    8%    8%   7%    6%    5%    4%  3%  0%

Putnam Allstate             0     1    2+
 Advisor Preferred          2%    1%   0%
-----------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge
-----------------------------------------------------------------------------------------------------
Putnam Allstate                                            $30**
 Advisor
-----------------------------------------------------------------------------------------------------
Putnam Allstate                                            none
 Advisor Plus
-----------------------------------------------------------------------------------------------------
Putnam Allstate                                            none
 Advisor Preferred
-----------------------------------------------------------------------------------------------------
Transfer Fee                                0.50 % of the amount transferred***

-----------------------------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.


                                 9  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)



PUTNAM ALLSTATE ADVISOR:

                                                                                 With the Earnings
                                                                              Protection Death Benefit
                                                                              Option and the Enhanced
                                    With the Enhanced     With the Earnings    Beneficiary Protection
                         Basic    Beneficiary Protection   Protection Death            Option
                        Contract          Option            Benefit Option
------------------------------------------------------------------------------------------------------
Mortality and Expense    1.25%            1.40%                 1.60%*                 1.75%*
Risk Charge
------------------------------------------------------------------------------------------------------
Total Variable Account   1.25%            1.40%                 1.60%                  1.75%
Annual Expense
------------------------------------------------------------------------------------------------------


PUTNAM ALLSTATE ADVISOR PLUS:

                                                                                      With the Earnings
                                                                                   Protection Death Benefit
                                                                                   Option and the Enhanced
                                         With the Enhanced     With the Earnings    Beneficiary Protection
                              Basic    Beneficiary Protection   Protection Death            Option
                             Contract          Option            Benefit Option
-----------------------------------------------------------------------------------------------------------
Mortality and Expense Risk    1.60%            1.75%                 1.95%*                 2.10%*
Charge
-----------------------------------------------------------------------------------------------------------
Total Variable Account        1.60%            1.75%                 1.95%                  2.10%
Annual Expense
-----------------------------------------------------------------------------------------------------------




PUTNAM ALLSTATE ADVISOR PREFERRED:

                                                                                           With the Earnings
                                                                                        Protection Death Benefit
                                                                                        Option and the Enhanced
                                              With the Enhanced     With the Earnings    Beneficiary Protection
                                   Basic    Beneficiary Protection   Protection Death            Option
                                  Contract          Option            Benefit Option
----------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk         1.65%            1.80%                 2.00%*                 2.15%*
Charge
----------------------------------------------------------------------------------------------------------------
Total Variable Account Annual      1.65%            1.80%                 2.00%                  2.15%
Expense
----------------------------------------------------------------------------------------------------------------


* The mortality and expense risk charge shown for the Earnings Protection Death Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Contract Owner or Annuitant is over 65, and both are 75 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge shown for Contracts with this Option would be lower by 0.15%.



RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.


*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.



                                 10  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Fund
Operating
Expenses/(1)/
(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services
(12b-1) fees, and                   0.79%                         1.65%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2004.




EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

.. elected the Enhanced Beneficiary Protection Option,

.. elected the Earnings Protection Death Benefit Option (assuming age of oldest
  Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

.. elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to
  January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                               Allstate Advisor                   Allstate Advisor Plus
------------------------------------------------------------------------------------------------
                        1Year   3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years

------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $1,005   $1,669  $2,352   $4,320    $1,096  $1,857   $2,552   $4,381
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $917     $1,409  $1,928   $3,516    $1,008  $1,598   $2,131   $3,594
------------------------------------------------------------------------------------------------
                         Allstate Advisor Preferred
------------------------------------------------------------
                        1 Year  3 Years  5 Years   10 Years

------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $506    $1,277   $2,151    $4,425
------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $418    $1,018   $1,731    $3,642
------------------------------------------------------------




EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.



                              Allstate Advisor                   Allstate Advisor Plus          Allstate Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                        1Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years

-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $410   $1,244   $2,097   $4,320     $416    $1,262  $2,127    $4,381    $421   $1,277    $2,151    $4,425
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                $322   $984     $1,673   $3,516     $328    $1,003  $1,706    $3,894    $333   $1,018    $1,731    $3,642
-----------------------------------------------------------------------------------------------------------------------------------


                                 11  PROSPECTUS

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS.THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 12  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information. Prior to May 1, 2004, the Contracts were issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, Allstate Life Insurance Company Separate Account A combined with and into the Variable Account. As a result of the merger, the Contracts are now issued through the Variable Account. For more information, see the Statement of Additional Information, which contains the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, that show the effect of the merger of Allstate Life Insurance Company Separate Account A into the Variable Account.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -PUTNAM ALLSTATE ADVISOR

.. 85 - PUTNAM ALLSTATE ADVISOR PLUS

.. 90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age


                                 13  PROSPECTUS
of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 - PUTNAM ALLSTATE ADVISOR

.. 85 - PUTNAM ALLSTATE ADVISOR PLUS

.. 90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


                                 14  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect


                                 15  PROSPECTUS
investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 16  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.


FUND:                           EACH FUND SEEKS:
Putnam VT American Government   High current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    As high a level of current income as Putnam
 Fund - Class IB                 Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Current income. Capital growth is a secondary
 Class IB                        objective when consistent with seeking current
                                 income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     To provide a balanced investment composed of a
 Fund of Boston - Class IB       well diversified portfolio of value stocks and
                                 bonds, which produce both capital growth and
                                 current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          A high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     High current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   High current income consistent with what Putnam
 IB                              Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Capital growth. Current income is a secondary
 and Income Fund - Class IB      objective.
-------------------------------------------------------------------------------
Putnam VT International New     Long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Long-term growth of capital and any increased
 Class IB                        income that results from this growth.
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund -  Capital appreciation, as a secondary objective,
 Class IB                        current income.
-------------------------------------------------------------------------------
Putnam VT Money Market Fund -   As high a rate of current income as Putnam
 Class IB                        Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Research Fund -       Capital appreciation.
 Class IB
-------------------------------------------------------------------------------



                                 17  PROSPECTUS

Putnam VT Small Cap Value Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Capital growth and current income.
 Income Fund - Class IB
Putnam VT Vista Fund - Class    Capital appreciation.
 IB
Putnam VT Voyager Fund - Class  Capital appreciation.
 IB
-------------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                                         ADVISOR     ADVISOR
                                                                                ADVISOR    PLUS     PREFERRED
--------------------------------------------------------------------------------------------------------------
Standard Fixed Account Option                                                     Yes      Yes         No*
--------------------------------------------------------------------------------------------------------------
6 Month Dollar Cost Averaging Option                                              Yes       No         No
--------------------------------------------------------------------------------------------------------------
12 Month Dollar Cost Averaging Option                                             Yes       No         No
--------------------------------------------------------------------------------------------------------------


* The Standard Fixed Account Option is available with Contracts issued in
Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic


                                 18  PROSPECTUS

Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


                                 19  PROSPECTUS

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the  investment   objectives  and/or  size  of  the  Variable   Sub-Account
     underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.



                                 20  PROSPECTUS

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation


                                 21  PROSPECTUS

Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.


                                 22  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.


ALL CONTRACTS We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You


                                 23  PROSPECTUS
should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b -1), or other services Allstate Distributors or we provide to the Funds.


                                 24  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.


                                 25  PROSPECTUS

Currently 9 Income Plans are available. Income Plans provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining


                                 26  PROSPECTUS
payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:


                                 27  PROSPECTUS

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:


                                 28  PROSPECTUS

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1. On the Rider Date, the Income Base is equal to the Contract Value.

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:


                                 29  PROSPECTUS

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85/TH/ birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4. the Enhanced Beneficiary Protection Option (if selected).


                                 30  PROSPECTUS

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.


EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

.. the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:


                                 31  PROSPECTUS

.. the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.


ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1. the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be


                                 32  PROSPECTUS
allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19 for more information regarding transfers.


                                 33  PROSPECTUS

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("NEW RIDER DATE"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

.. the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

  .  "Rider Date" is replaced by the date the Contract is continued,

  . "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date


                                 34  PROSPECTUS
of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.




MORE INFORMATION
--------------------------------------------------------------------------------


 ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.


                                 35  PROSPECTUS

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will


                                 36  PROSPECTUS
make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 37  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance


                                 38  PROSPECTUS
concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a


                                 39  PROSPECTUS

  Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable


                                 40  PROSPECTUS
amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 41  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 42  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:


                                 43  PROSPECTUS

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).




                                 44  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 45  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

                Feature                          Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------------------------
   Maximum Age of Contract Owner and                90                      85                       90
      Annuitant on the Issue Date
------------------------------------------------------------------------------------------------------------------
                                                 $10,000
    Minimum Initial Purchase Payment        ($500for Qualified           $10,000                  $10,000
                                                Contracts)
------------------------------------------------------------------------------------------------------------------
                                             -Standard Fixed
                                           Account Option with
                                           1,5&7-year Guarantee
                                                 Periods             -Standard Fixed
                                           -6 Month Dollar Cost    Account Option with      N/A (available only
                                             Averaging Option      1,5&7-year Guarantee    with Contracts issued
         Fixed Account Options            -12 Month Dollar Cost          Periods                 in Oregon)
                                             Averaging Option
------------------------------------------------------------------------------------------------------------------
           Credit Enhancement                      None             4% applied to all               None
                                                                    purchase payments
------------------------------------------------------------------------------------------------------------------
                                            $30 per year, full
                                           amount on surrender
      Contract Maintenance Charge           (waived in certain             None                     None
                                                  cases)
------------------------------------------------------------------------------------------------------------------
       Mortality and Expense Risk                 1.25%                   1.60%                    1.65%
   Charge (without optional benefit)
------------------------------------------------------------------------------------------------------------------
                                           greater of earnings
         Free Withdrawal Amount               not previously                                  15 % of purchase
          (each Contract Year)               withdrawn, or 15               15                    payments
                                          % of purchase payments  % of purchase payments
------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured from number   Year: 0  1  2  3  4  5  Year: 0  1  2  3  4  5
of complete years since we received the            6  7+                 6  7  8+
  purchase payment as a percentage of        %: 7  7  6  5  4  3     %: 8  8  8  7  6  5        Year: 0 1 2+
purchase payments withdrawn in excess of           2  0                   4  3  0                 %:  2 1 0
      the Free Withdrawal Amount)
------------------------------------------------------------------------------------------------------------------
       Withdrawal Charge Waivers                   Yes                     Yes                       No
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                 46  PROSPECTUS

APPENDIX B-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.


PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (BASIC CONTRACT)*
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                  ---------------------------------------
SUB-ACCOUNTS                   1999         2000         2001         2002          2003
-----------------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $    11.115  $    11.695   $    12.573
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $    11.115  $    11.695  $    12.573   $    12.609
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A      290,129    2,363,866    5,294,568     3,674,800
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     9.131  $     7.763   $     5.952
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     9.131  $     7.763  $     5.952   $     7.335
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A       45,272      514,152    1,004,523     1,082,865
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.932
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A        50,035
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     7.312  $     5.000   $     3.475
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     7.312  $     5.000  $     3.475   $     4.530
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A      100,680      829,339    2,496,402     2,494,973
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.866  $     9.727  $     9.942   $    10.397
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.866  $     9.727  $     9.942  $    10.397   $    12.326
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,112,113    3,898,771    4,832,628    4,754,348     4,749,282
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.049
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A       487,346
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.299  $    10.067  $     9.986   $     8.998
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.299  $    10.067  $     9.986  $     8.998   $    10.400
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,629,405    6,032,053    9,159,103   10,982,873    10,972,600
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.698  $    10.051  $     9.079   $     7.843
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.698  $    10.051  $     9.079  $     7.843   $     9.441
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        216,789      838,889    1,074,406    1,182,016     1,274,558
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    15.665  $    10.868  $     7.537   $     5.776
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    15.665  $    10.868  $     7.537  $     5.776   $     7.371
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        809,571    4,838,412    6,111,405    5,397,212     4,674,596
 Period
-----------------------------------------------------------------------------------------
                                 47 PROSPECTUS

PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.172  $     9.776  $     9.036   $     7.228
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.172  $     9.776  $     9.036  $     7.228   $     9.093
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     10,446,547   30,632,434   41,176,940   40,665,022    37,569,817
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A  $    10.000  $     7.434  $     4.985   $     3.471
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A  $     7.434  $     4.985  $     3.471   $     4.217
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A    2,350,234    3,982,639    3,866,973     3,577,793
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.597  $    14.545  $    11.525   $     9.066
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.597  $    14.545  $    11.525  $     9.066   $    10.590
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,037,948    4,204,909    5,293,270    5,061,022     4,305,615
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.934  $     8.976  $     9.186   $     9.006
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.934  $     8.976  $     9.186  $     9.006   $    11.253
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        688,505    2,014,173    3,022,834    3,421,713     3,878,022
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.714  $    10.341  $    10.956   $    11.672
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.714  $    10.341  $    10.956  $    11.672   $    12.036
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        994,313    3,295,896    7,057,751    9,130,281     7,973,945
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.427  $    12.885  $    10.100   $     8.212
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.427  $    12.885  $    10.100  $     8.212   $    10.422
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,416,491    6,476,055    8,261,200    8,662,245     7,746,900
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.968  $    10.976  $     8.582   $     7.308
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.968  $    10.976  $     8.582  $     7.308   $     9.948
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        515,493    1,708,041    2,339,655    2,539,671     2,353,192
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    18.134  $    10.984  $     7.736   $     6.598
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    18.134  $    10.984  $     7.736  $     6.598   $     8.679
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        389,045    2,234,464    2,469,501    2,085,193     1,803,653
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    12.168  $     9.777  $     7.762   $     5.459
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    12.168  $     9.777  $     7.262  $     5.459   $     6.854
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      5,517,617   17,977,266   21,424,549   18,768,754    16,209,787
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of            N/A          N/A          N/A          N/A   $    10.000
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit              N/A          N/A          N/A          N/A   $    12.801
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            N/A          N/A          N/A          N/A       127,975
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.231  $    10.693  $    10.956   $    10.948
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.231  $    10.693  $    10.956  $    10.948   $    10.866
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,261,646    1,736,595    5,663,312    6,153,309     3,214,835
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    15.692  $    11.436  $     7.889   $     5.413
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    15.692  $    11.436  $     7.889  $     5.413   $     7.079
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      2,351,890   11,371,847   13,605,364   12,064,671    10,700,366
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     8.795  $    10.629  $    10.844   $     9.037
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     8.795  $    10.629  $    10.844  $     9.037   $    11.823
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        626,817    1,659,981    3,902,049    5,140,780     5,077,407
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    19.838  $     9.581  $     5.137   $     3.438
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    19.838  $     9.581  $     5.137  $     3.438   $     4.608
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        697,007    4,036,834    5,465,555    5,043,270     4,399,346
 Period
-----------------------------------------------------------------------------------------
                                 48 PROSPECTUS

PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    11.598  $    11.226  $     8.997   $     6.912
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    11.598  $    11.226  $     8.997  $     6.912   $     8,554
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      1,575,893    4,896,412    7,607,622    7,958,204     7,234,661
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    10.302  $    12.660  $    14.768   $    11.918
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    10.302  $    12.660  $    14.768  $    11.918   $    17.613
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        451,498    1,493,692    3,217,546    3,938,066     3,816,634
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $     9.987  $    11.590  $     8.890   $     6.664
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $     9.987  $    11.590  $     8.890  $     6.664   $     8.214
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        585,124    2,469,334    3,792,637    3,297,734     2,914,799
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.088  $    13.344  $     8.762   $     6.004
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.088  $    13.344  $     8.762  $     6.004   $     7.896
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        824,655    4,772,927    6,616,756    6,155,312     5,715,213
 Period
-----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
-----------------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $    10.000  $    14.326  $    11.808  $     9.047   $     6.563
 Period
-----------------------------------------------------------------------------------------
 Accumulation Unit      $    14.326  $    11.808  $     9.047  $     6.563   $     8,096
 Value, End of Period
-----------------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      6,006,888   21,009,950   25,627,193   24,658,871    22,860,340
 Period
-----------------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.609
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    12.782
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,837,165
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     7.335
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     8.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            106,166
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.932
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    15.085
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,216
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     4.530
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     4.813
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            261,207
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.326
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    13.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          4,335,857
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.049
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    13.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            966,045
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    10.400
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    11.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         10,383,824
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     9.441
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    10.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,294,368
-------------------------------------------------------------------------------
                                 49 PROSPECTUS

PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     7.371
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     8.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          4,145,841
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     9.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     9.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         33,933,348
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     4.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     4.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          3,264,882
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    10.590
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    11.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          3,733,811
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    11.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    12.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          3,133,920
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.036
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    12.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          6,879,618
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    10.422
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    11.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          7,071,496
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     9.948
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    11.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,551,653
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     8.679
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     9.714
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          1,655,152
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     6.854
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     7.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         14,389,737
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    12.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    14.594
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            342,661
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    10.866
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    10.801
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,089,312
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     7.079
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     7.711
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          9,334,600
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    11.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    13.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          5,101,539
-------------------------------------------------------------------------------
                                 50 PROSPECTUS

PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     4.608
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     4.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          3,983,733
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     8,554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     9.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          6,387,752
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $    17.613
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $    21.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          3,524,769
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     8.214
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     9.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          2,664,057
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     7.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     9.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          5,295,113
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                      $     8,096
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                            $     8.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         20,364,325
-------------------------------------------------------------------------------


* The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. All of the Variable Sub-Accounts were first offered under the Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                                 51  PROSPECTUS

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January 1*
and Ending December 31,
                                       ----------------------------------------
SUB-ACCOUNTS                               2001      2002      2003       2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  6.385  $  6.829   $  6,814
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  6.385  $  6.829  $  6,814   $  6.873
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     58,418   131,089    52,957     48,825
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.729  $  5.897   $  7.230
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.729  $  5.897  $  7.230   $  8.148
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     21,995    27,375    26,601     25,036
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.889
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.889   $ 14.958
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A         0          0
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  4.976  $  3.443   $  4,465
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  4.976  $  3.443  $  4,465   $  4.720
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,054    22,613    23,562     36,355
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.878  $ 10.278   $ 12.123
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.878  $ 10.278  $ 12.123   $ 13.007
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,518    41,427    54,550     43,863
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.008
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.008   $ 13.192
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A     2,940      6,794
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.921  $  8.895   $ 10.229
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.921  $  8.895  $ 10.229   $ 10.875
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    127,345   179,068   184,577    180,193
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.021  $  7.754   $  9.286
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.021  $  7.754  $  9.286   $  9.954
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,070    16,679    11,857     12,956
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.488  $  5.710   $  7.249
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.488  $  5.710  $  7.249   $  8.097
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,915    34,451    28,616     26,861
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.978  $  7.146   $  8.943
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.978  $  7.146  $  8.943   $  9.763
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    324,802   567,551   582,077    533,135
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  4.958  $  3.435   $  4.153
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  4.958  $  3.435  $  4.153   $  4.151
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     29,628    45,841    50,076     70,265
 Period
-------------------------------------------------------------------------------
                                 52 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 11.451  $  8.962   $ 10.425
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.451  $  8.962  $ 10.425   $ 10.972
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,742    33,088    28,546     24,265
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  9.127  $  8.903   $ 11.068
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.127  $  8.903  $ 11.068   $ 12.021
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,005    23,812    31,430     34,476
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.886  $ 11.538   $ 11.838
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.886  $ 11.538  $ 11.838   $ 12.147
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     62,415   109,722   106,926     91,879
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.035  $  8.117   $ 10.251
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.035  $  8.117  $ 10.251   $ 11.703
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     60,861    86,554    88,560     86,248
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.527  $  7.225   $  9.785
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.527  $  7.225  $  9.785   $ 11.631
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     21,873    25,421    27,500     43,504
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.686  $  6.522   $  8.536
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.686  $  6.522  $  8.536   $  9.506
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,496     8,580     8,698     20,499
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.215  $  5.396   $  6.741
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.215  $  5.396  $  6.741   $  7.460
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    166,058   228,112   234,616    231,633
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning         N/A       N/A  $ 10.000   $ 12.758
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of            N/A       N/A  $ 12.758   $ 14.471
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        N/A       N/A         0      2,324
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.886  $ 10.823   $ 10.687
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.886  $ 10.823  $ 10.687   $ 10.569
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     25,833    53,866    34,330      7,367
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  7.838  $  5.351   $  6.963
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  7.838  $  5.351  $  6.963   $  7.546
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     32,732    65,036    58,243     45,643
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.774  $  8.934   $ 11.628
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.774  $  8.934  $ 11.628   $ 13.187
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     37,325    45,790    37,401     41,170
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  5.104  $  3.399   $  4.532
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  5.104  $  3.399  $  4.532   $  4.832
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,137    27,603    26,862     45,210
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.940  $  6.833   $  8.413
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.940  $  6.833  $  8.413   $  8.891
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     51,591    65,389    55,723     56,533
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 14.673  $ 11.782   $ 17.323
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.673  $ 11.782  $ 17.323   $ 21.482
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     28,740    49,332    48,767     51,298
 Period
-------------------------------------------------------------------------------
                                 53 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.832  $  6.588   $  8.079
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.832  $  6.588  $  8.079   $  9.652
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     34,138    42,749    34,959     18,127
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.705  $  5.936   $  7.766
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.705  $  5.936  $  7.766   $  9.050
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     36,838    60,476    52,444     34,611
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $  8.988  $  6.488   $  7.962
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  8.988  $  6.488  $  7.962   $  8.217
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    138,792   272,235   270,139    221,519
 Period
-------------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.




                                 54  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years
Beginning January 1*
and Ending December
31,
                        ----------------------------------------------------------
SUB-ACCOUNTS                  2000        2001        2002        2003       2004
----------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.893  $   11.420  $   12.234   $ 12.225
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   10.893  $   11.420  $   12.234  $   12.225   $ 12.350
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       142,098     567,317    1,131656     952,963     15,621
 Period
----------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.124  $    7.728  $    5.905   $  7.251
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    9.124  $    7.728  $    5.905  $    7.251   $  8.184
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        15,427      99,589     183,708     229,756     18,364
 Period
----------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000   $ 12.902
 Period
----------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.902   $  4.217
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      26,725     20,886
 Period
----------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.306  $    4.976  $    3.448   $  4.478
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    7.306  $    4.976  $    3.448  $    4.478   $  4.740
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        38,463     208,794     471,941     474,031     18,157
 Period
----------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.768  $    9.949  $   10.367   $ 12.247
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    9.768  $    9.949  $   10.367  $   12.247   $ 13.160
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       408,472     568,856     610,754     647,678     34,866
 Period
----------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000   $ 12.020
 Period
----------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.020   $ 13.226
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      99,922      6,984
 Period
----------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.505  $   11.371  $   10.210   $ 11.759
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   11.505  $   11.371  $   10.210  $   11.759   $ 12.521
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       258,198     649,917     878,102     982,668    111,285
 Period
----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    9.696  $    8.728  $    7.513   $  9.011
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    9.696  $    8.728  $    7.513  $    9.011   $  9.675
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       122,143     194,527     222,862     233,628     21,539
 Period
----------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.097  $    4.904  $    3.745   $  4.762
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    7.097  $    4.904  $    3.745  $    4.762   $  5.327
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,185,338   1,401,185   1,201,753   1,082,922     64,252
 Period
----------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.806  $   10.874  $    8.668   $ 10.865
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   11.806  $   10.874  $    8.668  $   10.865   $ 11.879
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     2,249,328   3,498,120   3,775,787   3,699,874    321,823
 Period
----------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    7.504  $    5.013  $    3.478   $  4.212
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    7.504  $    5.013  $    3.478  $    4.212   $  4.217
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       905,846   1,117,118   1,118,175   1,033,180     20,886
 Period
----------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   12.025  $    9.494  $    7.442   $  8.669
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   12.025  $    9.494  $    7.442  $    8.669   $  9.138
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       792,412     923,593     839,675     729,634     72,553
 Period
----------------------------------------------------------------------------------
                                 55 PROSPECTUS

PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.944  $    9.121  $    8.910   $ 11.095
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    8.944  $    9.121  $    8.910  $   11.095   $ 12.068
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       264,864     574,693     663,558     937,805     49,051
 Period
----------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.531  $   11.118  $   11.803   $ 12,128
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   10.531  $   11.118  $   11.803  $   12,128   $ 12.463
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       367,229     895,677   1,356,981   1,268,394     76,113
 Period
----------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.786  $    6.863  $    5.560   $  7.031
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    8.786  $    6.863  $    5.560  $    7.031   $  8.040
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,348,523   1,822,954   2,026,738   1,837,231     63,815
 Period
----------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.441  $    8.135  $    6.903   $  9.363
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   10.441  $    8.135  $    6.903  $    9.363   $ 11.146
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       147,662     271,827     333,378     353,223     21,937
 Period
----------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    5.654  $    3.968  $    3.372   $  4.420
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    5.654  $    3.968  $    3.372  $    4.420   $  4.930
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       771,330     807,273     733,368     682,118     10,298
 Period
----------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.593  $    6.360  $    4.764   $  5.960
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    8.593  $    6.360  $    4.764  $    5.960   $  6.606
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     2,007,034   2,468,141   2,348,872   2,195,031    185,538
 Period
----------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of           N/A         N/A         N/A  $   10.000   $ 12.771
 Period
----------------------------------------------------------------------------------
 Accumulation Unit             N/A         N/A         N/A  $   12.771   $ 14.507
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of           N/A         N/A         N/A      23,847     10,280
 Period
----------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.363  $   10.580  $   10.535   $ 10.419
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   10.363  $   10.580  $   10.535  $   10.419   $ 10.319
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       677,833   1,276,207   1,380,044     603,289     26,880
 Period
----------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    6.803  $    4.676  $    3.197   $  4.166
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    6.803  $    4.676  $    3.197  $    4.166   $  4.522
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     3,065,757   4,113,616   3,660,821   3,434,406    245,907
 Period
----------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   13.368  $   13.590  $   11.286   $ 14,712
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   13.368  $   13.590  $   11.286  $   14,712   $ 16.710
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       137,732     486,848     555,533     697,978     30,514
 Period
----------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    4.098  $    2.189  $    1.460   $  1.950
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    4.098  $    2.189  $    1.460  $    1.950   $  2.082
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,454,821   1,750,234   1,682,272   1,612,736     12,170
 Period
----------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   10.323  $    8.244  $    6.310   $  7.782
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   10.323  $    8.244  $    6.310  $    7.782   $  8.257
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       678,431   1,124,934   1,216,893   1,194,269     43,752
 Period
----------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.995  $   13.942  $   11.212   $ 16,511
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   11.995  $   13.942  $   11.212  $   16,511   $ 20.506
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       250,516     787,960     687,034     731,306     27,536
 Period
----------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $   11.900  $    9.095  $    6.794   $  8.345
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $   11.900  $    9.095  $    6.794  $    8.345   $  9.985
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       383,145     580,901     514,765     488,811     18,232
 Period
----------------------------------------------------------------------------------
                                 56 PROSPECTUS

PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.498  $    5.560  $    3.796   $  4.975
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    8.498  $    5.560  $    3.796  $    4.975   $  5.806
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     1,483,252   1,929,970   1,588,580   1,726,281     52,974
 Period
----------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
----------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $   10.000  $    8.020  $    6.123  $    4.426   $  5.440
 Period
----------------------------------------------------------------------------------
 Accumulation Unit      $    8.020  $    6.123  $    4.426  $    5.440   $  5.623
 Value, End of Period
----------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of     4,514,031   5,778,357   5,858,475   5,993,492    236,134
 Period
----------------------------------------------------------------------------------

* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS Contracts on February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.




                                 57  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and
Ending December 31,
                                           ------------------------------------
SUB-ACCOUNTS                                  2001     2002     2003      2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $11.361  $12.108   $12.038
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.361  $12.108  $12.038   $12.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,000    7,267    4,383     1,991
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 7.695  $ 5.850   $ 7.147
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 7.695  $ 5.850  $ 7.147   $ 8.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        29,837    6,984    5,430     4,055
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $12.858
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $12.858   $14.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 4.954  $ 3.415   $ 4.414
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 4.954  $ 3.415  $ 4.414   $ 4.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,847    6,238    6,484     4,114
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.897  $10.261   $12.060
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.897  $10.261  $12.060   $12.893
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,190    5,785    5,649     5,248
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $11.980
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $11.980   $13.114
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A        0       948
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $11.312  $10.106   $11.579
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.312  $10.106  $11.579   $12.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        25,504   12,385    5,120     6,112
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.839  $ 7.435   $ 8.873
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.839  $ 7.435  $ 8.873   $ 9.478
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0      144     2,803
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 4.879  $ 3.707   $ 4.690
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 4.879  $ 3.707  $ 4.690   $ 5.219
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        26,829   29,903   30,543    27,624
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.817  $ 8.579   $10.670
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.817  $ 8.579  $10.670   $11.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        33,928   23,859   24,421    19,375
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 4.987  $ 3.442   $ 4.147
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 4.987  $ 3.442  $ 4.147   $ 4.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        11,236   16,141   11,244     6.141
 Period
-------------------------------------------------------------------------------
                                 58 PROSPECTUS

PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.445  $ 7.365   $ 8.537
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.445  $ 7.365  $ 8.537   $ 8.953
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         5,376    2,459    2,869     2,861
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.074  $ 8.819   $10.925
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.074  $ 8.819  $10.925   $11.823
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         8,335    5,699    5,169     4,087
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $11.060  $11.682   $11.943
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.060  $11.682  $11.943   $12.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,497    5,618    7,561     7,272
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 6.827  $ 5.503   $ 6.924
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 6.827  $ 5.503  $ 6.924   $ 7.876
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           935    2,063    2,060     2,057
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.093  $ 6.832   $ 9.220
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.093  $ 6.832  $ 9.220   $10.920
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        19,643   13,070    9,349     6,715
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 3.947  $ 3.337   $ 4.352
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 3.947  $ 3.337  $ 4.352   $ 4.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,124    2,209    2,241    14,158
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 6.327  $ 4.715   $ 5.869
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 6.327  $ 4.715  $ 5.869   $ 6.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        14,715   17,515   18,263    19,996
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $12.727
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $12.727   $14.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A        0       895
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.525  $10.427   $10.259
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.525  $10.427  $10.259   $10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        22,255   21,547   33,118    20,017
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 4.652  $ 3.164   $ 4.103
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 4.652  $ 3.164  $ 4.103   $ 4.430
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        32,398   21,354   18,721    29,185
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.519  $11.170   $14.487
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.519  $11.170  $14.487   $16.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        38,407   27,193   20,072    15,505
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 2.178  $ 1.445   $ 1.920
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 2.178  $ 1.445  $ 1.920   $ 2.040
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         5,178    1,021    1,041     1,872
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.201  $ 6.246   $ 7.663
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.201  $ 6.246  $ 7.663   $ 8.069
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        20,720   17,979   18,167    17,505
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.870  $11.097   $16.258
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.870  $11.097  $16.258   $20.090
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        25,198   14,705    9,043     8,529
 Period
-------------------------------------------------------------------------------
                                 59 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.048  $ 6.724   $ 8.217
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.048  $ 6.724  $ 8.217   $ 9.782
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,764    2,586    2,952     1,480
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 5.531  $ 3.757   $ 4.899
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 5.531  $ 3.757  $ 4.899   $ 5.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        30,162   27,098   21,307    11,128
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 6.091  $ 4.381   $ 5.357
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 6.091  $ 4.381  $ 5.357   $ 5.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        33,735   29,530   28,706    25,383
 Period
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.


                                 60  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
                         ------------------------------------------------------
SUB-ACCOUNTS                 2000        2001        2002      2003       2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   10.751  $   11.266  $ 12.062   $ 12.048
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 10.751  $   11.266  $   12.062  $ 12.048   $ 12.164
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        9,946   1,593,598   2,523,864   110,651     77,019
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.122  $    7.723  $  5.898   $  7.239
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.122  $    7.723  $    5.898  $  7.239   $  8.167
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of            0      26,897      68,181    22,644      4,139
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of          N/A         N/A         N/A  $ 10.000   $ 12.898
 Period
-------------------------------------------------------------------------------
 Accumulation Unit            N/A         N/A         N/A  $ 12.898   $ 14.983
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          N/A         N/A         N/A       410        840
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    7.305  $    4.972  $  3.444   $  4.471
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  7.305  $    4.972  $    3.444  $  4.471   $  4.730
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       12,811      36,498     111,026    72,616     50,843
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.922  $   10.100  $ 10.520   $ 12.421
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.922  $   10.100  $   10.520  $ 12.421   $ 13.340
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       18,129      74,847     109,144   108,587     97,271
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of          N/A         N/A         N/A  $ 10.000   $ 12.016
 Period
-------------------------------------------------------------------------------
 Accumulation Unit            N/A         N/A         N/A  $ 12.016   $ 13.215
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          N/A         N/A         N/A    14,077     20,641
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   10.884  $   10.752  $  9.650   $ 11.108
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 10.884  $   10.752  $    9.650  $ 11.108   $ 11.822
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       18,917     280,246     302,504   230,382    224,523
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.709  $    8.735  $  7.515   $  9.009
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.709  $    8.735  $    7.515  $  9.009   $  9.668
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        4,292      34,542      41,697    18,449     19,576
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    7.469  $    5.158  $  3.937   $  5.004
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  7.469  $    5.158  $    3.937  $  5.004   $  5.595
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       34,014     134,233     123,987   106,781    106,315
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   10.845  $    9.983  $  7.954   $  9.965
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 10.845  $    9.983  $    7.954  $  9.965   $ 10.890
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      151,615     472,297     714,666   621,051    507,582
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    7.365  $    4.918  $  3.410   $  4.128
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  7.365  $    4.918  $    3.410  $  4.128   $  4.130
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       44,791      85,724     131,338   144,221     82,783
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   12.219  $    9.643  $  7.554   $  8.796
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 12.219  $    9.643  $    7.554  $  8.796   $  9.267
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       22,245      84,095      92,807    70,819     59,204
 Period
-------------------------------------------------------------------------------
                                 61 PROSPECTUS

PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.154  $    9.331  $  9.111   $ 11.339
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.154  $    9.331  $    9.111  $ 11.339   $ 12.327
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       12,348     159,522     193,769    75,897     81,232
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   10.615  $   11.201  $ 11.885   $ 12.206
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 10.615  $   11.201  $   11.885  $ 12.206   $ 12.536
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       19,748     113,696     236,548   154,983    143,613
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.163  $    7.154  $  5.792   $  7.322
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.163  $    7.154  $    5.792  $  7.322   $  8.368
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       80,312     354,251     386,523   202,442    177,097
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.987  $    7.778  $  6.596   $  8.943
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.987  $    7.778  $    6.596  $  8.943   $ 10.641
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        6,119      24,248      40,488    34,275     63,619
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
NEW OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    6.630  $    4.650  $  3.950   $  5.175
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  6.630  $    4.650  $    3.950  $  5.175   $  5.769
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       24,185      36,690      46,180    39,709     33,076
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    8.355  $    6.181  $  4.627   $  5.786
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  8.355  $    6.181  $    4.627  $  5.786   $  6.410
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       96,425     227,701     386,343   242,788    193,398
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of          N/A         N/A         N/A  $ 10.000   $ 12.767
 Period
-------------------------------------------------------------------------------
 Accumulation Unit            N/A         N/A         N/A  $ 12.767   $ 14.495
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          N/A         N/A         N/A     2,829     18,075
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   10.292  $   10.503  $ 10.452   $ 10.332
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 10.292  $   10.503  $   10.452  $ 10.332   $ 10.228
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       46,596     306,142     130,887   112,014     72,385
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    7.152  $    4.914  $  3.358   $  4.374
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  7.152  $    4.914  $    3.358  $  4.374   $  4.745
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      144,160     482,149     469,211   510,283    288,975
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   11.986  $   12.179  $ 10.109   $ 13.171
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 11.986  $   12.179  $   10.109  $ 13.171   $ 14.952
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        1,963     135,268     247,974   174,988    137,853
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    6.124  $    3.270  $  2.180   $  2.910
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  6.124  $    3.270  $    2.180  $  2.910   $  3.106
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       38,575     137,129     178,712   126,145     91,125
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    9.581  $    7.647  $  5.851   $  7.212
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  9.581  $    7.647  $    5.851  $  7.212   $  7.629
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       42,347     258,051     209,966   140,148    110,890
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   11.544  $   13.411  $ 10.780   $ 15.866
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 11.544  $   13.411  $   10.780  $ 15.866   $ 19.695
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       10,702     275,088     202,475   157,449    118,419
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $   11.208  $    8.562  $  6.392   $  7.848
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $ 11.208  $    8.562  $    6.392  $  7.848   $  9.385
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of       37,805      97,321      81,197    76.075     81,504
 Period
-------------------------------------------------------------------------------
                                 62 PROSPECTUS

PUTNAM VT VISTA - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    8.460  $    5.532  $  3.776   $  4.945
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  8.460  $    5.532  $    3.776  $  4.945   $  5.769
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      121,993     199,434     252,355   353,492    310,050
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of     $ 10.000  $    8.220  $    6.272  $  4.532   $  5.567
 Period
-------------------------------------------------------------------------------
 Accumulation Unit       $  8.220  $    6.272  $    4.532  $  5.567   $  5.751
 Value, End of Period
-------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of      199,778     569,455     699,737   688,542    472,797
 Period
-------------------------------------------------------------------------------


* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accountts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.






                                 63  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and
Ending December 31,
                                           ------------------------------------
SUB-ACCOUNTS                                  2001     2002     2003      2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $11.210  $11.942   $11.867
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.210  $11.942  $11.867   $11.921
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,322    1,498      402       586
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.067  $ 5.843   $ 7.135
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.067  $ 5.843  $ 7.135   $ 8.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      111      170       170
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $12.854
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $12.854   $14.857
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 5.150  $ 3.412   $ 4.407
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 5.150  $ 3.412  $ 4.407   $ 4.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0      913       880
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.050  $10.415   $12.234
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.050  $10.415  $12.234   $13.073
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           655    1,426    1,223       121
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $11.976
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $11.976   $13.103
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A        0     3,536
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.699  $ 9.554   $10.941
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.699  $ 9.554  $10.941   $11.585
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           465    6,368    8,218     4,764
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.850  $ 7.440   $ 8.874
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.850  $ 7.440  $ 8.874   $ 9.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    3,025    4.500     8,731
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 5.133  $ 3.898   $ 4.929
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 5.133  $ 3.898  $ 4.929   $ 5.483
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         8,348   12,489   12,151     3.641
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.934  $ 7.875   $ 9.815
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.934  $ 7.875  $ 9.815   $10.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,339   13,077   34,706    36,658
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 5.127  $ 3.376   $ 4.065
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 5.127  $ 3.376  $ 4.065   $ 4.047
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    2,200     4,992
 Period
-------------------------------------------------------------------------------




                                 64  PROSPECTUS


PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.595  $ 7.479   $ 8.664
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.595  $ 7.479  $ 8.664   $ 9.081
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,802    7,791    6,723     6,509
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 9.380  $ 9.020   $11.168
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.380  $ 9.020  $11.168   $12.080
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    1,643     1,328
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $11.145  $11.766   $12.022
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.145  $11.766  $12.022   $12.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        10,878   34,033   42,198    33,550
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 7.118  $ 5.734   $ 7.212
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 7.118  $ 5.734  $ 7.212   $ 8.200
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           952   10,845   36,502    34,380
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.256  $ 6.530   $ 8.808
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.256  $ 6.530  $ 8.808   $10.428
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      198      961     2,037
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 4.797  $ 3.910   $ 5.097
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 4.797  $ 3.910  $ 5.097   $ 5.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      237    1,289        14
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 6.499  $ 4.581   $ 5.699
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 6.499  $ 4.581  $ 5.699   $ 6.282
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    8,732    7,671     7,451
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         N/A      N/A  $10.000   $12.723
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        N/A      N/A  $12.723   $14.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           N/A      N/A    1,106     2,287
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.446  $10.348   $10.177
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.446  $10.348  $10.177   $10.023
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    1,078     1,078
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 7.817  $ 5.315   $ 6.887
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 7.817  $ 5.315  $ 6.887   $ 7.434
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           478      586      172       171
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $12.119  $10.008   $12.973
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.119  $10.008  $12.973   $14.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,687    3,804    4,038     3,737
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 3.378  $ 2.158   $ 2,866
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 3.378  $ 2.158  $ 2,866   $ 3.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 7.609  $ 5.792   $ 7.103
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 7.609  $ 5.792  $ 7.103   $ 7.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,139   13,752   17,488    15,293
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.345  $10.672   $15.627
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.345  $10.672  $15.627   $19.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           369    2,393    4,089     5,053
 Period
-------------------------------------------------------------------------------

                                 65  PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 8.520  $ 6.328   $ 7.730
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 8.520  $ 6.328  $ 7.730   $ 9.197
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         5,623    6,739    5,915     1,723
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 5.640  $ 3.738   $ 4.871
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 5.640  $ 3.738  $ 4.871   $ 5.653
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      336   13,413    12,809
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $ 6.241  $ 4.486   $ 5.483
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 6.241  $ 4.486  $ 5.483   $ 5.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         6,803   12,811   54,172    44,413
 Period
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income
- Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.






                                 66  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                                              Income Benefit Amount

                                                                                                 -------Purchase--------------------
                                                                                                     Payment Value                Ro
                                                                                                                                  Va
                                                            Beginning                Contract    ------------------------  Maximum
                                            Type of         Contract   Transaction  Value After  Advisor and             AnniversaAd
                Date                       Occurrence         Value      Amount     Occurrence    Preferred      Plus       Value
                                                                                                                                 Pre
------------------------------------------------------------------------------------------------------------------------------------
               1/1/04                                        $55,000           _      $55,000      $50,000     $52,000     $55,000$5
                                      Contract Anniversary
------------------------------------------------------------------------------------------------------------------------------------
               7/1/04                  Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000     $41,250$4
------------------------------------------------------------------------------------------------------------------------------------




The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                               Advisor and Preferred    Plus
-------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $50,000          $52,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $12,500          $13,000
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $37,500          $39,000
-------------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $55,000          $55,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,750          $13,750
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $41,250          $41,250
-------------------------------------------------------------------------------------------------------------------------------




                                 67  PROSPECTUS

Purchase Payment Value Income Benefit

5 % ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                          (a)                $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                             (b)                $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal             (c)                $53,796          $55,948
(assumes half years worth of interest on $52,500 and $54,600, respectively)
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                         [(a)/(b)]*(c)           $13,449          $13,987
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                               $40,347          $41,961
-------------------------------------------------------------------------------------------------------------------------------


 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.


                                 68  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)


--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                                                          Beginning                                        Contract
                                        Type of           Contract             Transaction               Value After
                Date                  Occurrence            Value                 Amount                  Occurrence
--------------------------------------------------------------------------------------------------------------------------------
                1/1/06                 Contract    $                55,000                   _  $                       55,000
                                      Anniversary
--------------------------------------------------------------------------------------------------------------------------------
                7/1/06                  Partial    $                60,000  $           15,000  $                       45,000
                                      Withdrawal
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          DEATH BENEFIT AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Enhanced
                                              Purchase Payment                   Maximum                    Beneficiary
                                                   Value                   Anniversary Value              ProtectionValue

-----------------------------------------------------------------------------------------------------------------------------------
                                              Advisor                                                     Advisor
                                               and                                                          and
                Date                        Preferred          Plus                                      Preferred          Plus
-----------------------------------------------------------------------------------------------------------------------------------
                1/1/06                $               50,000  $52,000  $                   55,000  $              52,500   $54,600
-----------------------------------------------------------------------------------------------------------------------------------
                7/1/06                $               35,000  $37,000  $                   41,250  $              40,347   $41,961
-----------------------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary ProtectionValue by the same proportion as the withdrawal reduces the Contract Value.



                                                                             Advisor and Preferred       Plus
-------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial                          $50,000             $52,000
Withdrawal
-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $35,000             $37,000
-------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                               (a)         $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                  (b)         $60,000             $60,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial              (c)         $55,000             $55,000
Withdrawal
-------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)         $13,750             $13,750

-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $41,250             $41,250
-------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                               (a)         $15,000             $15,000
-------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                  (b)         $60,000             $60,000
-------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial
Withdrawal (assumes half years worth of interest on $52,500             (c)         $53,796             $55,948
and $54,600, respectively)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)         $13,449             $13,987

-------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                              $40,347             $41,961
-------------------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 69  PROSPECTUS

APPENDIX E                                                    CALCULATION OF
EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.


EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS
Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                                  Advisor,
                                                                                   Advisor
                                                                                    Plus
                                                                                  & Advisor
                                                                                  Preferred
                                                                                -------------
       (A)         Contract Value:                                               $125,000.00
       (B)         Total Purchase Payments:                                      $100,000.00
                   Total Excess-of-Earnings
       (C)         Withdrawals:                                                  $      0.00
       (D)         In-Force Premium:                                             $100,000.00
       (E)         In-Force Earnings:                       (E) = (A) - (D)      $ 25,000.00
       (F)         Cap:                                   (F) = 100 % * (D)      $100,000.00
                   EARNINGS PROTECTION DEATH                (G) = MIN [40
       (G)         BENEFIT**:                               % * (E); (F)]        $ 10,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).


                                 70  PROSPECTUS

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS
Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

                             (1)                               Contract Value:                                           $105,000.00
                             (2)                               TotalPurchasePayments:                                    $100,000.00
                             (3)                               PriorExcess-of-EarningsWithdrawals:                        $      0.0
                             (4)                               In-ForcePremium:                                           $100,000.0
                             (5)                               In-ForceEarnings:                     (5 ) = (1) - (4)     $  5,000.0
                             (6)                               WithdrawalAmount:                                          $ 10,000.0
                                                               Excess-of-EarningsWithdrawal:        (7) = (6) -(5) and
                             (7)                                                                    cannot be negative    $  5,000.0
                             (8)                               TotalExcess-of-EarningsWithdrawals:   (8 ) = (3) + (7)     $  5,000.0


The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                           $114,000.00
                                                            In-Force Premium (before
                           (B)                              withdrawal):                                             $  100,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                             $    5,000.00
                                                            In-Force Premium (after
                           (D)                              withdrawal):                       (D) = (B) - (C)       $   95,000.00
                           (E)                              In-Force Earnings:                 (E) = (A) - (D)       $   19,000.00
                           (F)                              Cap:                               (F) = 100% * (D)      $   95,000.00
                                                            EARNINGS PROTECTION DEATH       (G) = MIN [40% * (E);
                           (G)                              BENEFIT**:                               (F)]            $    7,600.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


                                 71  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

                             (1)                               Contract Value:                                         $130,000.00
                                                               Contract Value on Rider
                             (2)                               Date:                                                 $     110,000.0
                                                               Prior Excess-of-Earnings
                             (3)                               Withdrawals:                                          $           0.0
                             (4)                               In-Force Premium:                                     $     110,000.0
                             (5)                               In-Force Earnings:               (5) = (1) - (4)      $      20,000.0
                             (6)                               Withdrawal Amount:                                    $      50,000.0

                                                               Excess-of-Earnings             (7) = (6) - (5) and
                             (7)                               Withdrawal:                     cannot be negative    $      30,000.0
                                                               Total Excess-of-Earnings
                             (8)                               Withdrawals:                     (8) = (3) + (7)      $      30,000.0


The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                            $140,000.00
                                                            In-Force Premium (before
                                                            withdrawal and purchase
                           (B)                              payment):                                                  $ 110,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                               $  30,000.00
                           (D)                              Additional Purchase Payment:                               $  40,000.00
                                                            In-Force Premium (after
                                                            withdrawal and purchase
                           (E)                              payment):                         (E) = (B) - (C) + (D)    $ 120,000.00
                           (F)                              In-Force Earnings:                   (F) = (A) - (E)       $  20,000.00
                           (G)                              Cap:                                 (G) = 50% * (E)       $  60,000.00
                                                            EARNINGS PROTECTION DEATH         (H) = MIN [25% * (F);
                           (H)                              BENEFIT**:                                 (G)]            $   5,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).


                                 72  PROSPECTUS

EXAMPLE 4: SPOUSAL CONTINUATION:
This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

                           (A)                              Contract Value:                                          $150,000.00
                                                            In-Force Premium (before
                                                            withdrawal and purchase
                           (B)                              payment):                                              $     100,000.00
                                                            Total Excess-of-Earnings
                           (C)                              Withdrawals:                                           $           0.00
                           (D)                              Additional Purchase Payment:                           $           0.00
                                                            In-Force Premium (after
                                                            withdrawal and purchase
                           (E)                              payment):                                              $     100,000.00
                           (F)                              In-Force Earnings:               (F) = (A) - (E)       $      50,000.00
                           (G)                              Cap:                             (G) = 100% * (E)      $     100,000.00
                                                            EARNINGS PROTECTION DEATH     (H) = MIN [40% * (F);
                           (H)                              BENEFIT**:                             (G)]            $      20,000.00


* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).



The calculation of the Continued Contract Value is:

                       (1)                         Premium invested (for the purposes of calculating the Death Benefit):
                       (2)                         Contract Value:
                       (3)                         Maximum Anniversary Value:
                                                                                                                          (4) = MAX
                                                                                                                          [(1); (2);
                       (4)                         Death Benefit (excluding Earnings Protection Death Benefit):              (3)]
                                                                                                                           (H) from
                       (5)                         Earnings Protection Death Benefit:                                       above
                                                                                                                          (6) = (4)
                       (6)                         Continuing Contract Value:                                               + (5)


Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.


                                 73  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

            Statement of Additional Information dated April 30, 2005

Allstate Life Insurance Company
P.O. Box 80469
Lincoln, NE 68501-0469
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor
-  Allstate Advisor Plus
-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated April 30, 2005 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS




Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS



We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS


The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2004 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $31,969,223.79. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS


The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts as of December 31, 2004 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A

                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2003 the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004 are not shown.

Separate Accumulation Unit Values are shown for Contracts containing the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option to reflect the additional 0.15% mortality and expense risk charge for each of these options applicable to Contract Owners who added these options prior to May 1, 2003, and to reflect the additional 0.20% mortality and expense risk charge for the MAV Death Benefit Option and additional 0.30% mortality and expense risk charge for the Enhanced Beneficiary Protection Option applicable to Contract Owners who added these options on or after May 1, 2003.



Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation Units  Outstanding  for Each Variable  Sub-Account
Since  Contracts  Were First Offered* (With MAV Death Benefit Option or the Enhanced  Beneficiary  Protection (Annual Increase)
Option, either added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.857     $13.450
Accumulation Unit Value, End of Period                                                        $10.857    $13.450     $14.664
Number of Units Outstanding, End of Period                                                      6,396    218,778     226,749
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.252
Number of Units Outstanding, End of Period                                                         --         --       9,715
FTVIP Franklin Large Cap Growth Securities Sub-Account                                                                     $
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.529
Number of Units Outstanding, End of Period                                                         --         --         333
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.541     $15.612
Accumulation Unit Value, End of Period                                                        $11.541    $15.612     $17.153
Number of Units Outstanding, End of Period                                                      9,528     59,595      59,182
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.231     $12.742
Accumulation Unit Value, End of Period                                                        $11.231    $12.742     $17.838
Number of Units Outstanding, End of Period                                                     33,922    193,787     137,664
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.263
Number of Units Outstanding, End of Period                                                         --         --       3,500
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.330     $12.742
Accumulation Unit Value, End of Period                                                        $10.330    $12.742     $14.145
Number of Units Outstanding, End of Period                                                     22,849    193,787     192,757
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.239     $16.948
Accumulation Unit Value, End of Period                                                        $11.239    $16.948     $20.832
Number of Units Outstanding, End of Period                                                      5,597     28,783      26,311
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.481     $13.658
Accumulation Unit Value, End of Period                                                        $10.481    $13.658     $15.955
Number of Units Outstanding, End of Period                                                      4,560     64,641      63,690
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.727     $12.945
Accumulation Unit Value, End of Period                                                        $10.727    $12.945     $14.638
Number of Units Outstanding, End of Period                                                      8,660     70,971      61,491
Lord Abbett Series Fund- All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.916
Number of Units Outstanding, End of Period                                                         --         --       5,584
Lord Abbett Series Fund- Bond - Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.367
Number of Units Outstanding, End of Period                                                         --         --         441
Lord Abbett Series Fund- Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.900
Number of Units Outstanding, End of Period                                                         --         --       9,989
Lord Abbett Series Fund- Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.148
Number of Units Outstanding, End of Period                                                         --         --       2,037
Lord Abbett Series Fund- Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.131
Number of Units Outstanding, End of Period                                                         --         --      11,073
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.066     $12.445
Accumulation Unit Value, End of Period                                                        $10.066    $12.445     $14.649
Number of Units Outstanding, End of Period                                                      2,371     45,716      46,386
Oppenheimer Balanced Sub-Account Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.702     $13.152
Accumulation Unit Value, End of Period                                                        $10.702    $13.152     $14.232
Number of Units Outstanding, End of Period                                                      8,581     95,690      99,028
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.310
Accumulation Unit Value, End of Period                                                             --    $12.310     $12.936
Number of Units Outstanding, End of Period                                                         --      4,928      28,748
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.114
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.154     $14.297
Accumulation Unit Value, End of Period                                                        $10.154    $14.297     $16.751
Number of Units Outstanding, End of Period                                                      2,307     63,270      63,708
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.667     $13.015
Accumulation Unit Value, End of Period                                                        $10.667    $13.015     $13.948
Number of Units Outstanding, End of Period                                                      1,353     55,246      62,908
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.183     $12.689
Accumulation Unit Value, End of Period                                                        $10.183    $12.689     $13.350
Number of Units Outstanding, End of Period                                                     33,999    290,811     291,723
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.359     $14.728
Accumulation Unit Value, End of Period                                                        $10.359    $14.728     $17.300
Number of Units Outstanding, End of Period                                                     15,591    100,727     101,524
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.557     $12.190
Accumulation Unit Value, End of Period                                                        $10.557    $12.190     $13.028
Number of Units Outstanding, End of Period                                                     37,912    258,333     323,680
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.393     $12.487
Accumulation Unit Value, End of Period                                                        $10.393    $12.487     $13.428
Number of Units Outstanding, End of Period                                                         20     29,098      28,825
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.804     $13.564
Accumulation Unit Value, End of Period                                                        $10.804    $13.564     $14.854
Number of Units Outstanding, End of Period                                                     58,580    349,642     349,565
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.729     $11.352
Accumulation Unit Value, End of Period                                                         $9.729    $11.352     $11.986
Number of Units Outstanding, End of Period                                                     10,354     71,720      69,613
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.747     $13.403
Accumulation Unit Value, End of Period                                                        $10.747    $13.403     $14.603
Number of Units Outstanding, End of Period                                                      3,668     55,204      69,149
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.190     $10.488
Accumulation Unit Value, End of Period                                                        $10.190    $10.488     $10.795
Number of Units Outstanding, End of Period                                                     51,179    327,218     316,203
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.610     $13.440
Accumulation Unit Value, End of Period                                                        $10.610    $13.440     $15.392
Number of Units Outstanding, End of Period                                                     38,278    154,338     148,448
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.413     $13.048
Accumulation Unit Value, End of Period                                                        $10.413    $13.048     $14.486
Number of Units Outstanding, End of Period                                                      4,934     43,199      39,328
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.990      $9.896
Accumulation Unit Value, End of Period                                                         $9.990     $9.896      $9.818
Number of Units Outstanding, End of Period                                                        738     42,710      57,779
Putnam VT New Opportunities Sub-Account (4) (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.384     $13.555
Accumulation Unit Value, End of Period                                                        $10.384    $13.555     $14.737
Number of Units Outstanding, End of Period                                                      6,937     61,351      61,896
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.210     $14.637
Accumulation Unit Value, End of Period                                                        $11.210    $14.637     $16.652
Number of Units Outstanding, End of Period                                                      4,624     43,139      48,563
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.648     $13.152
Accumulation Unit Value, End of Period                                                        $10.648    $13.152     $13.943
Number of Units Outstanding, End of Period                                                      5,434     56,028      58,326
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.520     $12.136
Accumulation Unit Value, End of Period                                                        $10.520    $12.136     $12.943
Number of Units Outstanding, End of Period                                                     20,020    250,269     237,712
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.476     $14.119
Accumulation Unit Value, End of Period                                                        $11.476    $14.119     $16.921
Number of Units Outstanding, End of Period                                                        317      8,787       8,888
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.378     $13.621
Accumulation Unit Value, End of Period                                                        $10.378    $13.621     $15.923
Number of Units Outstanding, End of Period                                                     32,009    114,773     110,506
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.114     $12.452
Accumulation Unit Value, End of Period                                                        $10.114    $12.452     $12.890
Number of Units Outstanding, End of Period                                                     81,280    510,758     492,964
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.141
Number of Units Outstanding, End of Period                                                         --         --      28,502
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.000
Number of Units Outstanding, End of Period                                                         --         --      10,486
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.415     $11.789
Accumulation Unit Value, End of Period                                                         $9.415    $11.789     $12.407
Number of Units Outstanding, End of Period                                                      2,119     40,700      47,227
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.659     $13.413
Accumulation Unit Value, End of Period                                                        $10.659    $13.413     $15.086
Number of Units Outstanding, End of Period                                                     17,847    142,747     166,319
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.910
Number of Units Outstanding, End of Period                                                         --          0      30,518
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.065     $13.934
Accumulation Unit Value, End of Period                                                        $11.065    $13.934     $15.118
Number of Units Outstanding, End of Period                                                          0      4,060       5,029
Van Kampen UIF Equity and Income Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.978
Number of Units Outstanding, End of Period                                                         --         --       9,199
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.774
Number of Units Outstanding, End of Period                                                         --         --      23,992
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.749
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.114
Number of Units Outstanding, End of Period                                                         --          0       9,473
Van Kampen UIF Small Company Growth Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.607
Accumulation Unit Value, End of Period                                                             --    $13.607     $15.953
Number of Units Outstanding, End of Period                                                         --        272       4,080
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.318
Number of Units Outstanding, End of Period                                                         --         --      54,172
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.311
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.706     $14.574
Accumulation Unit Value, End of Period                                                        $10.706    $14.574     $19.545
Number of Units Outstanding, End of Period                                                      3,487     54,677      59,117

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.











Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since
Contracts Were First Offered* (With MAV Death Benefit Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.731     $13.446
Accumulation Unit Value, End of Period                                                             --    $13.446     $14.651
Number of Units Outstanding, End of Period                                                         --    326,845     656,096
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.248
Number of Units Outstanding, End of Period                                                         --         --     141,993
FTVIP Franklin Large Cap Growth Securities Fund Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.528
Number of Units Outstanding, End of Period                                                         --         --      30,721
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.857     $15.607
Accumulation Unit Value, End of Period                                                             --    $15.607     $17.138
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.073     $14.621
Accumulation Unit Value, End of Period                                                             --    $14.621     $17.823
Number of Units Outstanding, End of Period                                                         --    181,724     282,418
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.260
Number of Units Outstanding, End of Period                                                         --         --     100,215
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.631     $12.737
Accumulation Unit Value, End of Period                                                             --    $12.737     $14.133
Number of Units Outstanding, End of Period                                                         --    239,413     544,884
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.710     $16.942
Accumulation Unit Value, End of Period                                                             --    $16.942     $20.814
Number of Units Outstanding, End of Period                                                         --     30,297      93,983
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.408     $13.653
Accumulation Unit Value, End of Period                                                             --    $13.653     $15.942
Number of Units Outstanding, End of Period                                                         --    105,675     215,746
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.618     $12.940
Accumulation Unit Value, End of Period                                                             --    $12.940     $14.626
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.915
Number of Units Outstanding, End of Period                                                         --         --      13,929
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.365
Number of Units Outstanding, End of Period                                                         --         --      34,322
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.899
Number of Units Outstanding, End of Period                                                         --         --      23,413
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.147
Number of Units Outstanding, End of Period                                                         --         --       7,452
Lord Abbett Series Fund - Mid-Cap Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.130
Number of Units Outstanding, End of Period                                                         --         --     112,678
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.368     $12.440
Accumulation Unit Value, End of Period                                                             --    $12.440     $14.636
Number of Units Outstanding, End of Period                                                         --     59,607     111,928
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.138     $13.148
Accumulation Unit Value, End of Period                                                             --    $13.148     $14.220
Number of Units Outstanding, End of Period                                                         --    195,842     345,674
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.306
Accumulation Unit Value, End of Period                                                             --    $12.306     $12.925
Number of Units Outstanding, End of Period                                                         --    196,052     421,102
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.113
Number of Units Outstanding, End of Period                                                         --         --       1,545
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.110     $14.292
Accumulation Unit Value, End of Period                                                             --    $14.292     $16.737
Number of Units Outstanding, End of Period                                                         --    109,784     267,275
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.763     $13.010
Accumulation Unit Value, End of Period                                                             --    $13.010     $13.936
Number of Units Outstanding, End of Period                                                         --     93,554     281,494
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.492     $12.685
Accumulation Unit Value, End of Period                                                             --    $12.685     $13.639
Number of Units Outstanding, End of Period                                                         --    260,303     512,164
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.742     $14.723
Accumulation Unit Value, End of Period                                                             --    $14.723     $17.285
Number of Units Outstanding, End of Period                                                         --    121,223     245,743
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.277     $12.186
Accumulation Unit Value, End of Period                                                             --    $12.186     $13.017
Number of Units Outstanding, End of Period                                                         --    261,879     728,194
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.780     $12.483
Accumulation Unit Value, End of Period                                                             --    $12.483     $13.417
Number of Units Outstanding, End of Period                                                         --     54,544     124,834
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.023     $13.559
Accumulation Unit Value, End of Period                                                             --    $13.559     $14.841
Number of Units Outstanding, End of Period                                                         --    291,061     508,215
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.261     $11.348
Accumulation Unit Value, End of Period                                                             --    $11.348     $11.976
Number of Units Outstanding, End of Period                                                         --     63,349      99,332
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.897     $13.398
Accumulation Unit Value, End of Period                                                             --    $13.398     $14.590
Number of Units Outstanding, End of Period                                                         --    159,805     289,180
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.384     $10.484
Accumulation Unit Value, End of Period                                                             --    $10.484     $10.786
Number of Units Outstanding, End of Period                                                         --    365,218     709,376
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.603     $13.436
Accumulation Unit Value, End of Period                                                             --    $13.436     $15.379
Number of Units Outstanding, End of Period                                                         --    102,076     174,138
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.720     $13.044
Accumulation Unit Value, End of Period                                                             --    $13.044     $14.474
Number of Units Outstanding, End of Period                                                         --     43,273      84,458
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.964      $9.893
Accumulation Unit Value, End of Period                                                             --     $9.893      $9.809
Number of Units Outstanding, End of Period                                                         --     58,698     363,661
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.009     $13.550
Accumulation Unit Value, End of Period                                                             --    $13.550     $14.724
Number of Units Outstanding, End of Period                                                         --     73,282     118,402
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.351     $14.632
Accumulation Unit Value, End of Period                                                             --    $14.632     $16.638
Number of Units Outstanding, End of Period                                                         --    122,815     258,629
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.870     $13.148
Accumulation Unit Value, End of Period                                                             --    $13.148     $13.932
Number of Units Outstanding, End of Period                                                         --    120,162     172,426
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.711     $12.132
Accumulation Unit Value, End of Period                                                             --    $12.132     $12.932
Number of Units Outstanding, End of Period                                                         --    287,147     483,092
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.678     $14.114
Accumulation Unit Value, End of Period                                                             --    $14.114     $16.907
Number of Units Outstanding, End of Period                                                         --     20,101      53,691
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.827     $13.616
Accumulation Unit Value, End of Period                                                             --    $13.616     $15.909
Number of Units Outstanding, End of Period                                                         --    124,143     174,219
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.607     $12.448
Accumulation Unit Value, End of Period                                                             --    $12.448     $12.880
Number of Units Outstanding, End of Period                                                         --    499,375     784,732
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.138
Number of Units Outstanding, End of Period                                                         --         --     108,505
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.351
Number of Units Outstanding, End of Period                                                         --         --     134,587
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.956     $11.785
Accumulation Unit Value, End of Period                                                             --    $11.785     $12.396
Number of Units Outstanding, End of Period                                                         --     63,623     153,609
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.807     $13.408
Accumulation Unit Value, End of Period                                                             --    $13.408     $15.073
Number of Units Outstanding, End of Period                                                         --    216,906     484,719
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.905
Number of Units Outstanding, End of Period                                                         --          0     210,116
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.323     $13.929
Accumulation Unit Value, End of Period                                                             --    $13.929     $15.105
Number of Units Outstanding, End of Period                                                         --     25,012
Van Kampen UIF Equity and Income Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.974
Number of Units Outstanding, End of Period                                                         --         --     153,373
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.771
Number of Units Outstanding, End of Period                                                         --         --     265,903
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --   $10.745
Number of Units Outstanding, End of Period                                                         --         --     193,656
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.109
Number of Units Outstanding, End of Period                                                         --          0      56,545
Van Kampen UIF Small Company Growth Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.603
Accumulation Unit Value, End of Period                                                             --    $13.603     $15.939
Number of Units Outstanding, End of Period                                                         --     38,530      54,821
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.314
Number of Units Outstanding, End of Period                                                         --         --     218,270
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.308
Number of Units Outstanding, End of Period                                                         --         --      74,696
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.411     $14.569
Accumulation Unit Value, End of Period                                                             --    $14.569     $19.529
Number of Units Outstanding, End of Period                                                         --     53,977     204,157


* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation Units  Outstanding  for Each Variable  Sub-Account
Since  Contracts  Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.855     $13.434
Accumulation Unit Value, End of Period                                                        $10.855    $13.434     $14.631
Number of Units Outstanding, End of Period                                                      9,631     52,956      79,842
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.244
Number of Units Outstanding, End of Period                                                         --         --         276
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.527
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.539     $15.593
Accumulation Unit Value, End of Period                                                        $11.539    $15.593     $17.114
Number of Units Outstanding, End of Period                                                        800      5,676       6,433
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.229     $14.608
Accumulation Unit Value, End of Period                                                        $11.229    $14.608     $17.798
Number of Units Outstanding, End of Period                                                      1,847      5,214       7,116
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.256
Number of Units Outstanding, End of Period                                                         --         --         961
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.328     $12.726
Accumulation Unit Value, End of Period                                                        $10.328    $12.726     $14.113
Number of Units Outstanding, End of Period                                                      6,537     37,806      47,936
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.237     $16.927
Accumulation Unit Value, End of Period                                                        $11.237    $16.927     $20.785
Number of Units Outstanding, End of Period                                                        612      1,177       1,785
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.479     $13.641
Accumulation Unit Value, End of Period                                                        $10.479    $13.641     $15.920
Number of Units Outstanding, End of Period                                                          0     10,350      13,044
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.725     $12.929
Accumulation Unit Value, End of Period                                                        $10.725    $12.929     $14.606
Number of Units Outstanding, End of Period                                                          0        891           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.913
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.364
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.897
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.146
Number of Units Outstanding, End of Period                                                         --         --         440
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.129
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.064     $12.429
Accumulation Unit Value, End of Period                                                        $10.064    $12.429     $14.616
Number of Units Outstanding, End of Period                                                          0      4,007       5,076
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.700     $13.136
Accumulation Unit Value, End of Period                                                        $10.700    $13.136     $14.200
Number of Units Outstanding, End of Period                                                          0      3,899      14,986
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.302
Accumulation Unit Value, End of Period                                                             --    $12.302     $12.914
Number of Units Outstanding, End of Period                                                         --      2,450       4,234
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.111
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.151     $14.279
Accumulation Unit Value, End of Period                                                        $10.151    $14.279     $16.714
Number of Units Outstanding, End of Period                                                          0        450       1,736
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.665     $12.999
Accumulation Unit Value, End of Period                                                        $10.665    $12.999     $13.916
Number of Units Outstanding, End of Period                                                        321     18,046      31,291
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.180     $12.674
Accumulation Unit Value, End of Period                                                        $10.180    $12.674     $13.620
Number of Units Outstanding, End of Period                                                     20,922     90,423     100,604
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.357     $14.710
Accumulation Unit Value, End of Period                                                        $10.357    $14.710     $17.261
Number of Units Outstanding, End of Period                                                      1,587     10,550      12,276
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.555     $12.175
Accumulation Unit Value, End of Period                                                        $10.555    $12.175     $12.999
Number of Units Outstanding, End of Period                                                        217      5,896      15,187
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.391     $12.472
Accumulation Unit Value, End of Period                                                        $10.391    $12.472     $13.398
Number of Units Outstanding, End of Period                                                          0        246       1,045
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.801     $13.547
Accumulation Unit Value, End of Period                                                        $10.801    $13.547     $14.821
Number of Units Outstanding, End of Period                                                      2,682     26,735      29,684
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.727     $11.338
Accumulation Unit Value, End of Period                                                         $9.727    $11.338     $11.959
Number of Units Outstanding, End of Period                                                          0      6,041       8,551
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.744     $13.387
Accumulation Unit Value, End of Period                                                        $10.744    $13.387     $14.570
Number of Units Outstanding, End of Period                                                     15,030     57,594      58,743
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.188     $10.475
Accumulation Unit Value, End of Period                                                        $10.188    $10.475     $10.771
Number of Units Outstanding, End of Period                                                        225      3,493       9,380
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.608     $13.424
Accumulation Unit Value, End of Period                                                        $10.608    $13.424     $15.358
Number of Units Outstanding, End of Period                                                      1,419      5,542       5,954
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.411     $13.032
Accumulation Unit Value, End of Period                                                        $10.411    $13.032     $14.454
Number of Units Outstanding, End of Period                                                        121      6,819       7,819
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.988      $9.884
Accumulation Unit Value, End of Period                                                         $9.988     $9.884      $9.796
Number of Units Outstanding, End of Period                                                          0      3,137      10,713
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.382     $13.538
Accumulation Unit Value, End of Period                                                        $10.382    $13.538     $14.704
Number of Units Outstanding, End of Period                                                          0      2,182       2,655
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.208     $14.619
Accumulation Unit Value, End of Period                                                        $11.208    $14.619     $16.615
Number of Units Outstanding, End of Period                                                          0      4,751       6,016
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.646     $13.136
Accumulation Unit Value, End of Period                                                        $10.646    $13.136     $13.912
Number of Units Outstanding, End of Period                                                          0        948         983
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.518     $12.121
Accumulation Unit Value, End of Period                                                        $10.518    $12.121     $12.914
Number of Units Outstanding, End of Period                                                          0      7,510      12,269
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.474     $14.101
Accumulation Unit Value, End of Period                                                        $11.474    $14.101     $16.883
Number of Units Outstanding, End of Period                                                          0      1,991       2,669
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.376     $13.604
Accumulation Unit Value, End of Period                                                        $10.376    $13.604     $15.887
Number of Units Outstanding, End of Period                                                      1,547      8,190       8,953
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.112     $12.437
Accumulation Unit Value, End of Period                                                        $10.112    $12.437     $12.862
Number of Units Outstanding, End of Period                                                      2,867     18,993      27,826
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.134
Number of Units Outstanding, End of Period                                                         --         --       2,449
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.347
Number of Units Outstanding, End of Period                                                         --         --       1,366
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.413     $11.774
Accumulation Unit Value, End of Period                                                         $9.413    $11.774     $12.379
Number of Units Outstanding, End of Period                                                          0        577       2,972
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.656     $13.397
Accumulation Unit Value, End of Period                                                        $10.656    $13.397     $15.052
Number of Units Outstanding, End of Period                                                          0      4,067      20,985
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.900
Number of Units Outstanding, End of Period                                                         --          0      11,304
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.063     $13.917
Accumulation Unit Value, End of Period                                                        $11.063    $13.917     $15.084
Number of Units Outstanding, End of Period                                                          0      2,391       4,621
Van Kampen UIF Equity and Income Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.971
Number of Units Outstanding, End of Period                                                         --         --       1,413
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.767
Number of Units Outstanding, End of Period                                                         --         --       3,995
Van Kampen UIF Equity Growth Portfolio - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.742
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.103
Number of Units Outstanding, End of Period                                                         --          0      13.393
Van Kampen UIF Small Company Growth Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.598
Accumulation Unit Value, End of Period                                                             --    $13.598     $15.926
Number of Units Outstanding, End of Period                                                         --        128       1,894
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.310
Number of Units Outstanding, End of Period                                                         --         --       9,724
Van Kampen U.S. Mid Cap Value Portfolio - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.304
Number of Units Outstanding, End of Period                                                         --         --       1,364
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.704     $14.556
Accumulation Unit Value, End of Period                                                        $10.704    $14.556     $19.501
Number of Units Outstanding, End of Period                                                          0      1,542       7,395

* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary
Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after
May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.853     $13.425
Accumulation Unit Value, End of Period                                                        $10.853    $13.425     $14.614
Number of Units Outstanding, End of Period                                                      5,100    187,409     239,720
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.240
Number of Units Outstanding, End of Period                                                         --         --      20,529
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.538     $15.583
Accumulation Unit Value, End of Period                                                        $11.538    $15.583     $17.095
Number of Units Outstanding, End of Period                                                      3,162     24,975      23,996
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.228     $14.599
Accumulation Unit Value, End of Period                                                        $11.228    $14.599     $17.778
Number of Units Outstanding, End of Period                                                      2,717     63,030      78,714
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.253
Number of Units Outstanding, End of Period                                                         --         --       9,294
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.327     $12.718
Accumulation Unit Value, End of Period                                                        $10.327    $12.718     $14.097
Number of Units Outstanding, End of Period                                                      3,617     88,773     154,189
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.236     $16.917
Accumulation Unit Value, End of Period                                                        $11.236    $16.917
Number of Units Outstanding, End of Period                                                          0      8,576
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.477     $13.633
Accumulation Unit Value, End of Period                                                        $10.477    $13.633
Number of Units Outstanding, End of Period                                                        306     46,409
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.723     $12.921
Accumulation Unit Value, End of Period                                                        $10.723    $12.921
Number of Units Outstanding, End of Period                                                         85      7,082
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.912
Number of Units Outstanding, End of Period                                                         --         --       5,559
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.363
Number of Units Outstanding, End of Period                                                         --         --       5,743
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.896
Number of Units Outstanding, End of Period                                                         --         --       1,993
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.144
Number of Units Outstanding, End of Period                                                         --         --         268
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.127
Number of Units Outstanding, End of Period                                                         --         --       1,679
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.063     $12.422
Accumulation Unit Value, End of Period                                                        $10.063    $12.422     $14.600
Number of Units Outstanding, End of Period                                                        135     22,922      24,359
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.699     $13.128
Accumulation Unit Value, End of Period                                                        $10.699    $13.128     $14.184
Number of Units Outstanding, End of Period                                                      3,186     59,328      99,388
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.298
Accumulation Unit Value, End of Period                                                             --    $12.298     $12.903
Number of Units Outstanding, End of Period                                                         --     36,758    60,080
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.110
Number of Units Outstanding, End of Period                                                         --         --          18
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.150     $14.270
Accumulation Unit Value, End of Period                                                        $10.150    $14.270     $16.695
Number of Units Outstanding, End of Period                                                      1,777     62,852      79,066
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.663     $12.991
Accumulation Unit Value, End of Period                                                        $10.663    $12.991     $13.901
Number of Units Outstanding, End of Period                                                      1,381     72,355     108,252
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.179     $12.666
Accumulation Unit Value, End of Period                                                        $10.179    $12.666     $13.604
Number of Units Outstanding, End of Period                                                      3,722    185,575     209,165
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.356     $14.701
Accumulation Unit Value, End of Period                                                        $10.356    $14.701     $17.242
Number of Units Outstanding, End of Period                                                      1,101     47,221      57,383
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.553     $12.168
Accumulation Unit Value, End of Period                                                        $10.553    $12.168     $12.984
Number of Units Outstanding, End of Period                                                      2,623    125,885     182,539
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.390     $12.464
Accumulation Unit Value, End of Period                                                        $10.390    $12.464     $13.383
Number of Units Outstanding, End of Period                                                      1,112     20,184      29,830
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.800     $13.539
Accumulation Unit Value, End of Period                                                        $10.800    $13.539     $14.804
Number of Units Outstanding, End of Period                                                      3,907    148,791     172,124
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.726     $11.331
Accumulation Unit Value, End of Period                                                         $9.726    $11.331     $11.945
Number of Units Outstanding, End of Period                                                      1,495         46      54,726
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.743     $13.378
Accumulation Unit Value, End of Period                                                        $10.743    $13.378     $14.554
Number of Units Outstanding, End of Period                                                         45     35,039      48,270
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.187     $10.469
Accumulation Unit Value, End of Period                                                        $10.187    $10.469     $10.759
Number of Units Outstanding, End of Period                                                      1,875    163,671     201,668
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.606     $13.416
Accumulation Unit Value, End of Period                                                        $10.606    $13.416     $15.341
Number of Units Outstanding, End of Period                                                      3,860     70,133      79,696
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.409     $13.024
Accumulation Unit Value, End of Period                                                        $10.409    $13.024     $14.437
Number of Units Outstanding, End of Period                                                      1,761     18,051      19,447
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.987      $9.878
Accumulation Unit Value, End of Period                                                         $9.987     $9.878      $9.785
Number of Units Outstanding, End of Period                                                      6,628     42,951      78,052
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.381     $13.530
Accumulation Unit Value, End of Period                                                        $10.381    $13.530     $14.687
Number of Units Outstanding, End of Period                                                      1,607     24,457      29,678
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.206     $14.610
Accumulation Unit Value, End of Period                                                        $11.206    $14.610     $16.596
Number of Units Outstanding, End of Period                                                      3,480     27,699      47,472
Putnam VT Research Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.644     $13.128
Accumulation Unit Value, End of Period                                                        $10.644    $13.128     $13.896
Number of Units Outstanding, End of Period                                                        676     29,348      25,803
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.517     $12.113
Accumulation Unit Value, End of Period                                                        $10.517    $12.113     $12.899
Number of Units Outstanding, End of Period                                                      2,782    117,130     131,257
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.472     $14.093
Accumulation Unit Value, End of Period                                                        $11.472    $14.093     $16.864
Number of Units Outstanding, End of Period                                                        410      4,981       7,591
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.374     $13.596
Accumulation Unit Value, End of Period                                                        $10.374    $13.596     $15.869
Number of Units Outstanding, End of Period                                                      2,477     33,102      37,929
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.111     $12.429
Accumulation Unit Value, End of Period                                                        $10.111    $12.429     $12.847
Number of Units Outstanding, End of Period                                                      7,147    202,024     232,660
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.130
Number of Units Outstanding, End of Period                                                         --         --      46,225
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.343
Number of Units Outstanding, End of Period                                                         --         --      14,269
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.412     $11.767
Accumulation Unit Value, End of Period                                                         $9.412    $11.767     $12.365
Number of Units Outstanding, End of Period                                                          0     35,558      54,076
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.655     $13.388
Accumulation Unit Value, End of Period                                                        $10.655    $13.388     $15.035
Number of Units Outstanding, End of Period                                                      1,174     85,661     119,515
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.895
Number of Units Outstanding, End of Period                                                         --          0      66,137
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.062     $13.908
Accumulation Unit Value, End of Period                                                        $11.062    $13.908     $15.067
Number of Units Outstanding, End of Period                                                          0      4,540      16,192
Van Kampen UIF Equity and Income Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.967
Number of Units Outstanding, End of Period                                                         --         --      16,162
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.763
Number of Units Outstanding, End of Period                                                         --         --      24,252
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.738
Number of Units Outstanding, End of Period                                                         --         --       9,011
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.098
Number of Units Outstanding, End of Period                                                         --          0      14,221
Van Kampen UIF Small Company Growth Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.593
Accumulation Unit Value, End of Period                                                             --    $13.593     $15.902
Number of Units Outstanding, End of Period                                                         --      6,384      19,130
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.306
Number of Units Outstanding, End of Period                                                         --         --      58,610
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.300
Number of Units Outstanding, End of Period                                                         --         --      14,404
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.703     $14.547
Accumulation Unit Value, End of Period                                                        $10.703    $14.547     $19.479
Number of Units Outstanding, End of Period                                                      1,852     30,163      58,603

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth
Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series -
Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May
1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.722     $13.421
Accumulation Unit Value, End of Period                                                             --    $13.421     $14.602
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.237
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.524
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.847     $15.578
Accumulation Unit Value, End of Period                                                             --    $15.578     $17.081
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.064     $14.594
Accumulation Unit Value, End of Period                                                             --    $14.594     $17.763
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.249
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.622     $12.714
Accumulation Unit Value, End of Period                                                             --    $12.714     $14.085
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.700     $16.911
Accumulation Unit Value, End of Period                                                             --    $16.911     $20.744
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.400     $13.628
Accumulation Unit Value, End of Period                                                             --    $13.628     $15.888
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.608     $12.916
Accumulation Unit Value, End of Period                                                             --    $12.916     $14.577
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.910
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.361
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.895
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.143
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.126
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.360     $12.418
Accumulation Unit Value, End of Period                                                             --    $12.418     $14.587
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.129     $13.123
Accumulation Unit Value, End of Period                                                             --    $13.123     $14.172
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.293
Accumulation Unit Value, End of Period                                                             --    $12.293     $12.892
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Core Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.109
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.101     $14.266
Accumulation Unit Value, End of Period                                                             --    $14.266     $16.681
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.753     $12.986
Accumulation Unit Value, End of Period                                                             --    $12.986     $13.889
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.483     $12.662
Accumulation Unit Value, End of Period                                                             --    $12.662     $13.593
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.734     $14.696
Accumulation Unit Value, End of Period                                                             --    $14.696     $17.227
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.268     $12.164
Accumulation Unit Value, End of Period                                                             --    $12.164     $12.973
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.771     $12.460
Accumulation Unit Value, End of Period                                                             --    $12.460     $13.372
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.013     $13.534
Accumulation Unit Value, End of Period                                                             --    $13.534     $14.792
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.252     $11.327
Accumulation Unit Value, End of Period                                                             --    $11.327     $11.935
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.887     $13.374
Accumulation Unit Value, End of Period                                                             --    $13.374     $14.541
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.375     $10.465
Accumulation Unit Value, End of Period                                                             --    $10.465     $10.750
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.595     $13.411
Accumulation Unit Value, End of Period                                                             --    $13.411     $15.328
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.712     $13.020
Accumulation Unit Value, End of Period                                                             --    $13.020     $14.425
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.956      $9.874
Accumulation Unit Value, End of Period                                                             --     $9.874      $9.776
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.999     $13.525
Accumulation Unit Value, End of Period                                                             --    $13.525     $14.675
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.342     $14.605
Accumulation Unit Value, End of Period                                                             --    $14.605     $16.582
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.861     $13.124
Accumulation Unit Value, End of Period                                                             --    $13.124     $13.885
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.702     $12.109
Accumulation Unit Value, End of Period                                                             --    $12.109     $12.888
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.668     $14.088
Accumulation Unit Value, End of Period                                                             --    $14.088     $16.850
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.818     $13.591
Accumulation Unit Value, End of Period                                                             --    $13.591     $15.856
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.598     $12.425
Accumulation Unit Value, End of Period                                                             --    $12.425     $12.836
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.126
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.340
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.947     $11.763
Accumulation Unit Value, End of Period                                                             --    $11.763     $12.354
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.799     $13.383
Accumulation Unit Value, End of Period                                                             --    $13.383     $15.023
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.890
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.312     $13.904
Accumulation Unit Value, End of Period                                                             --    $13.904     $15.054
Number of Units Outstanding, End of Period                                                         --     25,012           0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.963
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.760
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.734
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.092
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.589
Accumulation Unit Value, End of Period                                                             --    $13.589     $15.899
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.303
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.296
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.401     $14.542
Accumulation Unit Value, End of Period                                                             --    $14.542     $19.463
Number of Units Outstanding, End of Period                                                         --          0           0

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the Earnings Protection Death Benefit Option (age 71-79)) or
(With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual
Increase) Option, either added prior to May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.851     $13.409
Accumulation Unit Value, End of Period                                                        $10.851    $13.409     $14.582
Number of Units Outstanding, End of Period                                                      5,784     10,763      19,389
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.233
Number of Units Outstanding, End of Period                                                         --         --       6,011
FTVIP Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.523
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.535     $15.564
Accumulation Unit Value, End of Period                                                        $11.535    $15.564     $17.057
Number of Units Outstanding, End of Period                                                         30      1,130         900
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.225     $14.581
Accumulation Unit Value, End of Period                                                        $11.225    $14.581     $17.739
Number of Units Outstanding, End of Period                                                      2,264      4,254       4,336
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.246
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.324     $12.703
Accumulation Unit Value, End of Period                                                        $10.324    $12.703     $14.065
Number of Units Outstanding, End of Period                                                        641      9,088       9,568
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.233     $16.896
Accumulation Unit Value, End of Period                                                        $11.233    $16.896     $20.715
Number of Units Outstanding, End of Period                                                          0        481         476
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.475     $13.616
Accumulation Unit Value, End of Period                                                        $10.475    $13.616     $15.866
Number of Units Outstanding, End of Period                                                        825      2,717       4,076
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.721     $12.905
Accumulation Unit Value, End of Period                                                        $10.721    $12.905     $14.556
Number of Units Outstanding, End of Period                                                         34      2,836       2,261
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.909
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.360
Number of Units Outstanding, End of Period                                                         --         --       4,320
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.893
Number of Units Outstanding, End of Period                                                         --         --       1,023
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.141
Number of Units Outstanding, End of Period                                                         --         --           9
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.124
Number of Units Outstanding, End of Period                                                         --         --       1,023
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.060     $12.406
Accumulation Unit Value, End of Period                                                        $10.060    $12.406     $14.567
Number of Units Outstanding, End of Period                                                        850      1,676       1,973
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.696     $13.112
Accumulation Unit Value, End of Period                                                        $10.696    $13.112     $14.152
Number of Units Outstanding, End of Period                                                        841      2,358       3,211
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.289
Accumulation Unit Value, End of Period                                                             --    $12.289     $12.881
Number of Units Outstanding, End of Period                                                         --      2,286       2,554
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.108
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.148     $14.253
Accumulation Unit Value, End of Period                                                        $10.148    $14.253     $16.657
Number of Units Outstanding, End of Period                                                          0      1,072       2,892
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.661     $12.975
Accumulation Unit Value, End of Period                                                        $10.661    $12.975     $13.869
Number of Units Outstanding, End of Period                                                        180      5,086       5,049
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.177     $12.650
Accumulation Unit Value, End of Period                                                        $10.177    $12.650     $13.574
Number of Units Outstanding, End of Period                                                        459     12,320      11,401
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.354     $14.682
Accumulation Unit Value, End of Period                                                        $10.354    $14.682     $17.203
Number of Units Outstanding, End of Period                                                        273      2,795       3,095
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.551     $12.153
Accumulation Unit Value, End of Period                                                        $10.551    $12.153     $12.955
Number of Units Outstanding, End of Period                                                        952      6,772       7,528
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.388     $12.448
Accumulation Unit Value, End of Period                                                        $10.388    $12.448     $13.353
Number of Units Outstanding, End of Period                                                          0          0         611
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.798     $13.522
Accumulation Unit Value, End of Period                                                        $10.798    $13.522     $14.771
Number of Units Outstanding, End of Period                                                      1,099     13,022      23,021
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.724     $11.317
Accumulation Unit Value, End of Period                                                         $9.724    $11.317     $11.919
Number of Units Outstanding, End of Period                                                          0      3,823       7,428
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.741     $13.362
Accumulation Unit Value, End of Period                                                        $10.741    $13.362     $14.521
Number of Units Outstanding, End of Period                                                          9      1,424       1,450
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.185     $10.456
Accumulation Unit Value, End of Period                                                        $10.185    $10.456     $10.735
Number of Units Outstanding, End of Period                                                         10     10,649      13,431
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.604     $13.399
Accumulation Unit Value, End of Period                                                        $10.604    $13.399     $15.306
Number of Units Outstanding, End of Period                                                      5,166     12,003      14,812
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.407     $13.008
Accumulation Unit Value, End of Period                                                        $10.407    $13.008     $14.405
Number of Units Outstanding, End of Period                                                          0      2,132       8,079
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.985      $9.865
Accumulation Unit Value, End of Period                                                         $9.985     $9.865      $9.763
Number of Units Outstanding, End of Period                                                        326      7,613       6,098
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.379     $13.513
Accumulation Unit Value, End of Period                                                        $10.379    $13.513     $14.654
Number of Units Outstanding, End of Period                                                        471      1,223       1,607
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.204     $14.592
Accumulation Unit Value, End of Period                                                        $11.204    $14.592     $16.559
Number of Units Outstanding, End of Period                                                      2,723      4,489       4,906
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.642     $13.112
Accumulation Unit Value, End of Period                                                        $10.642    $13.112     $13.865
Number of Units Outstanding, End of Period                                                        620      1,386       2,685
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.515     $12.098
Accumulation Unit Value, End of Period                                                        $10.515    $12.098     $12.870
Number of Units Outstanding, End of Period                                                      9,240     19,097      25,396
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.470     $14.075
Accumulation Unit Value, End of Period                                                        $11.470    $14.075     $16.826
Number of Units Outstanding, End of Period                                                          9      1,188       5,798
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.372     $13.579
Accumulation Unit Value, End of Period                                                        $10.372    $13.579     $15.833
Number of Units Outstanding, End of Period                                                      1,107      2,811       2,915
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.109     $12.414
Accumulation Unit Value, End of Period                                                        $10.109    $12.414     $12.818
Number of Units Outstanding, End of Period                                                      5,782     16,031      17,142
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.122
Number of Units Outstanding, End of Period                                                         --         --       7,988
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --      11.336
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.410     $11.753
Accumulation Unit Value, End of Period                                                         $9.410    $11.753     $12.337
Number of Units Outstanding, End of Period                                                          0      2,886       3,581
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.653     $13.371
Accumulation Unit Value, End of Period                                                        $10.653    $13.371     $15.002
Number of Units Outstanding, End of Period                                                        847     16,393      17,738
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.885
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.059     $13.891
Accumulation Unit Value, End of Period                                                        $11.059    $13.891     $15.033
Number of Units Outstanding, End of Period                                                          0         48          90
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.959
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.756
Number of Units Outstanding, End of Period                                                         --         --       2,054
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.731
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.086
Number of Units Outstanding, End of Period                                                         --          0         325
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.584
Accumulation Unit Value, End of Period                                                             --    $13.584     $15.885
Number of Units Outstanding, End of Period                                                         --      2,049       2,891
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.299
Number of Units Outstanding, End of Period                                                         --         --      11,581
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.292
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.701     $14.529
Accumulation Unit Value, End of Period                                                        $10.701    $14.529     $19.436
Number of Units Outstanding, End of Period                                                        476      4,789       5,353

* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company
Growth Variable Sub-Accounts which were first offered under the Contracts on May
1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since
Contracts Were First Offered* (With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.722     $13.407
Accumulation Unit Value, End of Period                                                             --    $13.407     $14.565
Number of Units Outstanding, End of Period                                                         --     69,750     116,586
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.225
Number of Units Outstanding, End of Period                                                         --         --      54,064
FTVIP Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.520
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.847     $15.562
Accumulation Unit Value, End of Period                                                             --    $15.562     $17.037
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.064     $14.579
Accumulation Unit Value, End of Period                                                             --    $14.579     $17.718
Number of Units Outstanding, End of Period                                                         --     51,642      64,056
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.239
Number of Units Outstanding, End of Period                                                         --         --      12,066
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.622     $12.701
Accumulation Unit Value, End of Period                                                             --    $12.701     $14.049
Number of Units Outstanding, End of Period                                                         --     80,965     134,691
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.700     $16.893
Accumulation Unit Value, End of Period                                                             --    $16.893     $20.691
Number of Units Outstanding, End of Period                                                         --     10,345      17,094
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.400     $13.614
Accumulation Unit Value, End of Period                                                             --    $13.614     $15.848
Number of Units Outstanding, End of Period                                                         --     22,130      52,382
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.608     $12.903
Accumulation Unit Value, End of Period                                                             --    $12.903     $14.540
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.906
Number of Units Outstanding, End of Period                                                         --         --         447
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.357
Number of Units Outstanding, End of Period                                                         --         --       6,333
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.891
Number of Units Outstanding, End of Period                                                         --         --       4,014
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.139
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.122
Number of Units Outstanding, End of Period                                                         --         --       1,666
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.360     $12.405
Accumulation Unit Value, End of Period                                                             --    $12.405     $14.550
Number of Units Outstanding, End of Period                                                         --     10,892      26,191
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.129     $13.110
Accumulation Unit Value, End of Period                                                             --    $13.110        $14.
Number of Units Outstanding, End of Period                                                         --     21,642
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.105
Number of Units Outstanding, End of Period                                                         --         --       1,002
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.281
Accumulation Unit Value, End of Period                                                             --    $12.281     $12.859
Number of Units Outstanding, End of Period                                                         --     44,111     113,045
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.101     $14.251
Accumulation Unit Value, End of Period                                                             --    $14.251     $16.638
Number of Units Outstanding, End of Period                                                         --     29,815      42,272
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.753     $12.973
Accumulation Unit Value, End of Period                                                             --    $12.973     $13.854
Number of Units Outstanding, End of Period                                                         --     17,835      58,601
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.483     $12.649
Accumulation Unit Value, End of Period                                                             --    $12.649     $13.558
Number of Units Outstanding, End of Period                                                         --     89,253     126,128
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.734     $14.681
Accumulation Unit Value, End of Period                                                             --    $14.681     $17.183
Number of Units Outstanding, End of Period                                                         --     19,750      38,083
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.268     $12.151
Accumulation Unit Value, End of Period                                                             --    $12.151     $12.940
Number of Units Outstanding, End of Period                                                         --     65,781     158,580
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.771     $12.447
Accumulation Unit Value, End of Period                                                             --    $12.447     $13.338
Number of Units Outstanding, End of Period                                                         --      5,108      14,001
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.013     $13.520
Accumulation Unit Value, End of Period                                                             --    $13.520     $14.754
Number of Units Outstanding, End of Period                                                         --     77,489     169,575
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.252     $11.316
Accumulation Unit Value, End of Period                                                             --    $11.316     $11.905
Number of Units Outstanding, End of Period                                                         --     24,448      32,377
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.887     $13.360
Accumulation Unit Value, End of Period                                                             --    $13.360     $14.504
Number of Units Outstanding, End of Period                                                         --     39,158      48,524
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.375     $10.454
Accumulation Unit Value, End of Period                                                             --    $10.454     $10.722
Number of Units Outstanding, End of Period                                                         --     84,872     154,469
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.595     $13.397
Accumulation Unit Value, End of Period                                                             --    $13.397     $15.289
Number of Units Outstanding, End of Period                                                         --     43,185      53,652
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.712     $13.006
Accumulation Unit Value, End of Period                                                             --    $13.006     $14.388
Number of Units Outstanding, End of Period                                                         --      9,381      17,910
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.956      $9.864
Accumulation Unit Value, End of Period                                                             --     $9.864      $9.751
Number of Units Outstanding, End of Period                                                         --     15,488      60,176
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.999     $13.511
Accumulation Unit Value, End of Period                                                             --    $13.511     $14.637
Number of Units Outstanding, End of Period                                                         --     32,104      38,929
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.342     $14.590
Accumulation Unit Value, End of Period                                                             --    $14.590     $16.540
Number of Units Outstanding, End of Period                                                         --     26,413      44,698
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.861     $13.110
Accumulation Unit Value, End of Period                                                             --    $13.110     $13.849
Number of Units Outstanding, End of Period                                                         --     19,071      28,578
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.702     $12.097
Accumulation Unit Value, End of Period                                                             --    $12.097     $12.855
Number of Units Outstanding, End of Period                                                         --    102,645     159,026
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.668     $13.520
Accumulation Unit Value, End of Period                                                             --    $13.520     $16.807
Number of Units Outstanding, End of Period                                                         --     77,489      10,632
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.818     $13.577
Accumulation Unit Value, End of Period                                                             --    $13.577     $15.815
Number of Units Outstanding, End of Period                                                         --     29,047      32,693
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.598     $12.412
Accumulation Unit Value, End of Period                                                             --    $12.412     $12.803
Number of Units Outstanding, End of Period                                                         --    108,735     152,013
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.115
Number of Units Outstanding, End of Period                                                         --         --      37,812
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.328
Number of Units Outstanding, End of Period                                                         --         --      24,467
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.947     $11.751
Accumulation Unit Value, End of Period                                                             --    $11.751     $12.323
Number of Units Outstanding, End of Period                                                         --     27,248      41,584
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.799     $13.370
Accumulation Unit Value, End of Period                                                             --    $13.370     $14.984
Number of Units Outstanding, End of Period                                                         --     51,336      83,658
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.875
Number of Units Outstanding, End of Period                                                         --          0      35,818
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.312     $13.889
Accumulation Unit Value, End of Period                                                             --    $13.889     $15.016
Number of Units Outstanding, End of Period                                                         --      3,662      13,837
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.952
Number of Units Outstanding, End of Period                                                         --         --       9,915
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.749
Number of Units Outstanding, End of Period                                                         --         --      41,515
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.723
Number of Units Outstanding, End of Period                                                         --         --       1,393
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.075
Number of Units Outstanding, End of Period                                                         --          0       3,485
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.575
Accumulation Unit Value, End of Period                                                             --    $13.575     $15.858
Number of Units Outstanding, End of Period                                                         --     11,712      16,364
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.291
Number of Units Outstanding, End of Period                                                         --         --      52,213
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.284
Number of Units Outstanding, End of Period                                                         --         --      16,469
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.401     $14.527
Accumulation Unit Value, End of Period                                                             --    $14.527     $19.413
Number of Units Outstanding, End of Period                                                         --      8,965      33,325

* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death
Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death
Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.716     $13.404
Accumulation Unit Value, End of Period                                                             --    $13.404     $14.569
Number of Units Outstanding, End of Period                                                         --      6,545      10,225
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.229
Number of Units Outstanding, End of Period                                                         --         --       4,098
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.521
Number of Units Outstanding, End of Period                                                         --         --         319
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.840     $15.559
Accumulation Unit Value, End of Period                                                             --    $15.559     $17.042
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.057     $14.576
Accumulation Unit Value, End of Period                                                             --    $14.576     $17.723
Number of Units Outstanding, End of Period                                                         --      5,267       9,316
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.242
Number of Units Outstanding, End of Period                                                         --         --       1,301
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.616     $12.698
Accumulation Unit Value, End of Period                                                             --    $12.698     $14.054
Number of Units Outstanding, End of Period                                                         --     14,046      22,466
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.694     $16.890
Accumulation Unit Value, End of Period                                                             --    $16.890     $20.697
Number of Units Outstanding, End of Period                                                         --        994       4,046
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.394     $13.611
Accumulation Unit Value, End of Period                                                             --    $13.611     $15.852
Number of Units Outstanding, End of Period                                                         --      2,198       5,331
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.601     $12.900
Accumulation Unit Value, End of Period                                                             --    $12.900     $14.544
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.908
Number of Units Outstanding, End of Period                                                         --         --         612
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.359
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.892
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.140
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.123
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.354     $12.402
Accumulation Unit Value, End of Period                                                             --    $12.402     $14.554
Number of Units Outstanding, End of Period                                                         --        471       5,712
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.122     $13.107
Accumulation Unit Value, End of Period                                                             --    $13.107     $14.140
Number of Units Outstanding, End of Period                                                         --      2,333       3,113
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.285
Accumulation Unit Value, End of Period                                                             --    $12.285     $12.870
Number of Units Outstanding, End of Period                                                         --          9      20,914
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.106
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.096     $14.248
Accumulation Unit Value, End of Period                                                             --    $14.248     $16.643
Number of Units Outstanding, End of Period                                                         --      9,390      10,134
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.747     $12.970
Accumulation Unit Value, End of Period                                                             --    $12.970     $13.858
Number of Units Outstanding, End of Period                                                         --      2,243       5,511
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.477     $12.646
Accumulation Unit Value, End of Period                                                             --    $12.646     $13.562
Number of Units Outstanding, End of Period                                                         --      7,342      14,222
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.728     $14.677
Accumulation Unit Value, End of Period                                                             --    $14.677     $17.188
Number of Units Outstanding, End of Period                                                         --      5,903      11.116
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.262     $12.149
Accumulation Unit Value, End of Period                                                             --    $12.149     $12.944
Number of Units Outstanding, End of Period                                                         --      4,156      12,373
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.765     $12.444
Accumulation Unit Value, End of Period                                                             --    $12.444     $13.342
Number of Units Outstanding, End of Period                                                         --        211       6,142
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.007     $13.518
Accumulation Unit Value, End of Period                                                             --    $13.518     $14.758
Number of Units Outstanding, End of Period                                                         --     23,098      37,702
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.247     $11.313
Accumulation Unit Value, End of Period                                                             --    $11.313     $11.908
Number of Units Outstanding, End of Period                                                         --      3,515      11,928
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.881     $13.357
Accumulation Unit Value, End of Period                                                             --    $13.357     $14.509
Number of Units Outstanding, End of Period                                                         --        430      10,752
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.370     $10.452
Accumulation Unit Value, End of Period                                                             --    $10.452     $10.726
Number of Units Outstanding, End of Period                                                         --      5,277      18,760
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.589     $13.395
Accumulation Unit Value, End of Period                                                             --    $13.395     $15.293
Number of Units Outstanding, End of Period                                                         --      2,497       3,086
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.706     $13.004
Accumulation Unit Value, End of Period                                                             --    $13.004     $14.393
Number of Units Outstanding, End of Period                                                         --        223      13,489
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.950      $9.862
Accumulation Unit Value, End of Period                                                             --     $9.862      $9.754
Number of Units Outstanding, End of Period                                                         --         83      17,513
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.993     $13.509
Accumulation Unit Value, End of Period                                                             --    $13.509     $14.642
Number of Units Outstanding, End of Period                                                         --        710       1,621
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.336     $14.587
Accumulation Unit Value, End of Period                                                             --    $14.587     $16.545
Number of Units Outstanding, End of Period                                                         --      4,908      12,123
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.855     $13.108
Accumulation Unit Value, End of Period                                                             --    $13.108     $13.853
Number of Units Outstanding, End of Period                                                         --      2,243       1,181
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.696     $12.094
Accumulation Unit Value, End of Period                                                             --    $12.094     $12.859
Number of Units Outstanding, End of Period                                                         --      8,004      24,201
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.662     $14.071
Accumulation Unit Value, End of Period                                                             --    $14.071     $16.812
Number of Units Outstanding, End of Period                                                         --      1,221       1,354
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.811     $13.574
Accumulation Unit Value, End of Period                                                             --    $13.574     $12.807
Number of Units Outstanding, End of Period                                                         --      2,540      17,520
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.592     $12.410
Accumulation Unit Value, End of Period                                                             --    $12.410     $11.119
Number of Units Outstanding, End of Period                                                         --      6,136       1,935
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.119
Number of Units Outstanding, End of Period                                                         --         --       1,935
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.332
Number of Units Outstanding, End of Period                                                         --         --       1,357
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.942     $11.749
Accumulation Unit Value, End of Period                                                             --    $11.749     $12.327
Number of Units Outstanding, End of Period                                                         --      4,096       4,952
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.793     $13.367
Accumulation Unit Value, End of Period                                                             --    $13.367     $14.989
Number of Units Outstanding, End of Period                                                         --      7,791       9,193
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.880
Number of Units Outstanding, End of Period                                                         --          0       2,177
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.306     $13.886
Accumulation Unit Value, End of Period                                                             --    $13.886     $15.020
Number of Units Outstanding, End of Period                                                         --          0         959
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.956
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.752
Number of Units Outstanding, End of Period                                                         --         --      12,971
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.727
Number of Units Outstanding, End of Period                                                         --         --       1,617
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.081
Number of Units Outstanding, End of Period                                                         --          0       1,186
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.580
Accumulation Unit Value, End of Period                                                             --    $13.580     $15.872
Number of Units Outstanding, End of Period                                                         --      4,569       5,824
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.295
Number of Units Outstanding, End of Period                                                         --         --      11,200
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.288
Number of Units Outstanding, End of Period                                                         --         --       1,358
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.394     $14.524
Accumulation Unit Value, End of Period                                                             --    $14.524     $19.419
Number of Units Outstanding, End of Period                                                         --      2,370       6,415

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and with the Earnings Protection Death Benefit on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With the MAV Death Benefit Option, or the Enhanced Beneficiary
Protection (Annual Increase) Option, either added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79)) or (With the Enhanced
Beneficiary Protection (Annual Increase) Option, added or on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70) or (With the
MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase)
Option, both added prior to May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.847     $13.384
Accumulation Unit Value, End of Period                                                        $10.847    $13.384     $14.532
Number of Units Outstanding, End of Period                                                          0     25,501      29,585
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.221
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.519
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.531     $15.535
Accumulation Unit Value, End of Period                                                        $11.531    $15.535     $16.999
Number of Units Outstanding, End of Period                                                          0      4,748       4,616
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.222     $14.554
Accumulation Unit Value, End of Period                                                        $11.222    $14.554     $17.679
Number of Units Outstanding, End of Period                                                        164     19,628      22,182
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.235
Number of Units Outstanding, End of Period                                                         --         --       2,728
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.321     $12.680
Accumulation Unit Value, End of Period                                                        $10.321    $12.680     $14.018
Number of Units Outstanding, End of Period                                                        388     14,375      23,641
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.229     $16.865
Accumulation Unit Value, End of Period                                                        $11.229    $16.865     $20.645
Number of Units Outstanding, End of Period                                                          0      6,291       7,672
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.472     $13.591
Accumulation Unit Value, End of Period                                                        $10.472    $13.591     $15.812
Number of Units Outstanding, End of Period                                                          0     13,856      17,001
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.718     $12.881
Accumulation Unit Value, End of Period                                                        $10.718    $12.881     $14.507
Number of Units Outstanding, End of Period                                                          0      5,472       1,476
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.905
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.356
Number of Units Outstanding, End of Period                                                         --         --       2,730
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.889
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.137
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.120
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.057     $12.384
Accumulation Unit Value, End of Period                                                        $10.057    $12.384     $14.518
Number of Units Outstanding, End of Period                                                          0      2,301       2,385
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.693     $13.087
Accumulation Unit Value, End of Period                                                        $10.693    $13.087     $14.105
Number of Units Outstanding, End of Period                                                        834     15,387      15,028
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.104
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.277
Accumulation Unit Value, End of Period                                                             --    $12.277     $12.848
Number of Units Outstanding, End of Period                                                         --      1,965       4,586
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.145     $14.227
Accumulation Unit Value, End of Period                                                        $10.145    $14.227     $16.601
Number of Units Outstanding, End of Period                                                         12      4,893       6,198
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.658     $12.951
Accumulation Unit Value, End of Period                                                        $10.658    $12.951     $13.823
Number of Units Outstanding, End of Period                                                          0     10,677      11,354
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.174     $12.627
Accumulation Unit Value, End of Period                                                        $10.174    $12.627     $13.528
Number of Units Outstanding, End of Period                                                          0     22,649      25,357
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.350     $14.655
Accumulation Unit Value, End of Period                                                        $10.350    $14.655     $17.145
Number of Units Outstanding, End of Period                                                          0     21,064      20,729
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.548     $12.130
Accumulation Unit Value, End of Period                                                        $10.548    $12.130     $12.911
Number of Units Outstanding, End of Period                                                        302     35,344     $32,182
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.384     $12.425
Accumulation Unit Value, End of Period                                                        $10.384    $12.425     $13.308
Number of Units Outstanding, End of Period                                                        337      3,074       3,059
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.794     $13.497
Accumulation Unit Value, End of Period                                                        $10.794    $13.497     $14.721
Number of Units Outstanding, End of Period                                                        105     20,027      23,045
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.720     $11.296
Accumulation Unit Value, End of Period                                                         $9.720    $11.296     $11.878
Number of Units Outstanding, End of Period                                                        349      4,801       5,146
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.737     $13.337
Accumulation Unit Value, End of Period                                                        $10.737    $13.337     $14.472
Number of Units Outstanding, End of Period                                                          0      3,121       4,076
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.182     $10.436
Accumulation Unit Value, End of Period                                                        $10.182    $10.436     $10.699
Number of Units Outstanding, End of Period                                                      5,847     45,841      45,527
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.601     $13.374
Accumulation Unit Value, End of Period                                                        $10.601    $13.374     $15.254
Number of Units Outstanding, End of Period                                                        508     17,290      18,503
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.404     $12.984
Accumulation Unit Value, End of Period                                                        $10.404    $12.984     $14.356
Number of Units Outstanding, End of Period                                                          0      9,477       8,897
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.981      $9.847
Accumulation Unit Value, End of Period                                                         $9.981     $9.847      $9.730
Number of Units Outstanding, End of Period                                                      9,925     15,127      11,772
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.375     $13.488
Accumulation Unit Value, End of Period                                                        $10.375    $13.488     $14.605
Number of Units Outstanding, End of Period                                                          0      1,156       1,096
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.200     $14.565
Accumulation Unit Value, End of Period                                                        $11.200    $14.565     $16.503
Number of Units Outstanding, End of Period                                                         22      1,109       2,792
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.639     $13.088
Accumulation Unit Value, End of Period                                                        $10.639    $13.088     $13.818
Number of Units Outstanding, End of Period                                                          0      6,228       2,716
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.511     $12.076
Accumulation Unit Value, End of Period                                                        $10.511    $12.076     $12.827
Number of Units Outstanding, End of Period                                                        428         19      20,695
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.466     $14.049
Accumulation Unit Value, End of Period                                                        $11.466    $14.049     $16.770
Number of Units Outstanding, End of Period                                                          0      1,804       2,488
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.369     $13.554
Accumulation Unit Value, End of Period                                                        $10.369    $13.554     $15.780
Number of Units Outstanding, End of Period                                                        174      8,901       9,362
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.106     $12.391
Accumulation Unit Value, End of Period                                                        $10.106    $12.391     $12.775
Number of Units Outstanding, End of Period                                                        854     27,268      30,818
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.111
Number of Units Outstanding, End of Period                                                         --         --       4,549
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.324
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.407     $11.731
Accumulation Unit Value, End of Period                                                         $9.407    $11.731     $12.295
Number of Units Outstanding, End of Period                                                          0     21,048      23,715
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.649     $13.347
Accumulation Unit Value, End of Period                                                        $10.649    $13.347     $14.951
Number of Units Outstanding, End of Period                                                        201     16,774      16,725
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.870
Number of Units Outstanding, End of Period                                                         --          0       5,465
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.056     $13.865
Accumulation Unit Value, End of Period                                                        $11.056    $13.865     $14.982
Number of Units Outstanding, End of Period                                                          0      1,242       2,117
Van Kampen UIF Equity and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.948
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.745
Number of Units Outstanding, End of Period                                                         --         --      10,385
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.720
Number of Units Outstanding, End of Period                                                         --         --         536
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of                                                                    --    $10.000     $11.069
Number of Units Outstanding, End of Period                                                         --          0       2,657
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.570
Accumulation Unit Value, End of Period                                                             --    $13.570     $15.845
Number of Units Outstanding, End of Period                                                         --        104       2,501
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.287
Number of Units Outstanding, End of Period                                                         --         --      10,929
Van Kampen UIF U.S. Mid Cap Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.281
Number of Units Outstanding, End of Period                                                         --         --       1,976
Van Kampen UIF U.S. Real Estate Sub-Account (5) (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.697     $14.502
Accumulation Unit Value, End of Period                                                        $10.697    $14.502     $19.370
Number of Units Outstanding, End of Period                                                        675     10,447      12,089

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at
0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van
Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van
Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79)) or (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.707     $13.380
Accumulation Unit Value, End of Period                                                             --    $13.380     $14.520
Number of Units Outstanding, End of Period                                                         --      7,669      11,087
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.217
Number of Units Outstanding, End of Period                                                         --         --       1,596
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.517
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.830     $15.530
Accumulation Unit Value, End of Period                                                             --    $15.530     $16.985
Number of Units Outstanding, End of Period                                                         --          0          36
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.048     $14.549
Accumulation Unit Value, End of Period                                                             --    $14.549     $17.664
Number of Units Outstanding, End of Period                                                         --      1,133       3,200
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.232
Number of Units Outstanding, End of Period                                                         --         --         687
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.608     $12.675
Accumulation Unit Value, End of Period                                                             --    $12.675     $14.006
Number of Units Outstanding, End of Period                                                         --      3,761       8,153
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.684     $16.859
Accumulation Unit Value, End of Period                                                             --    $16.859     $20.628
Number of Units Outstanding, End of Period                                                         --          0         259
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.385     $13.586
Accumulation Unit Value, End of Period                                                             --    $13.586     $15.799
Number of Units Outstanding, End of Period                                                         --          0          34
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.592     $12.877
Accumulation Unit Value, End of Period                                                             --    $12.877     $14.495
Number of Units Outstanding, End of Period                                                         --          0         136
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.904
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.355
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.888
Number of Units Outstanding, End of Period                                                         --         --         892
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.136
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.119
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.345     $12.379
Accumulation Unit Value, End of Period                                                             --    $12.379     $14.505
Number of Units Outstanding, End of Period                                                         --      1,874           0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.113     $13.083
Accumulation Unit Value, End of Period                                                             --    $13.083     $14.093
Number of Units Outstanding, End of Period                                                         --          0       2,149
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.273
Accumulation Unit Value, End of Period                                                             --    $12.273     $12.837
Number of Units Outstanding, End of Period                                                         --      2,574       4,994
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.102
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.087     $14.222
Accumulation Unit Value, End of Period                                                             --    $14.222     $16.587
Number of Units Outstanding, End of Period                                                         --          0       2,015
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.737     $12.946
Accumulation Unit Value, End of Period                                                             --    $12.946     $13.811
Number of Units Outstanding, End of Period                                                         --      3,913       7,014
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.468     $12.623
Accumulation Unit Value, End of Period                                                             --    $12.623     $13.517
Number of Units Outstanding, End of Period                                                         --      1,641       1,529
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.719     $14.650
Accumulation Unit Value, End of Period                                                             --    $14.650     $17.130
Number of Units Outstanding, End of Period                                                         --      1,111       1,779
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.252     $12.126
Accumulation Unit Value, End of Period                                                             --    $12.126     $12.900
Number of Units Outstanding, End of Period                                                         --          0       5,292
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.757     $12.421
Accumulation Unit Value, End of Period                                                             --    $12.421     $13.297
Number of Units Outstanding, End of Period                                                         --          0         779
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.998     $13.493
Accumulation Unit Value, End of Period                                                             --    $13.493     $14.709
Number of Units Outstanding, End of Period                                                         --          0       3,218
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.238     $11.292
Accumulation Unit Value, End of Period                                                             --    $11.292     $11.868
Number of Units Outstanding, End of Period                                                         --          0         562
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.871     $13.333
Accumulation Unit Value, End of Period                                                             --    $13.333     $14.460
Number of Units Outstanding, End of Period                                                         --          0         694
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.361     $10.433
Accumulation Unit Value, End of Period                                                             --    $10.433     $10.689
Number of Units Outstanding, End of Period                                                         --          0       5,825
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.589     $13.370
Accumulation Unit Value, End of Period                                                             --    $13.370     $15.242
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.697     $12.980
Accumulation Unit Value, End of Period                                                             --    $12.980     $14.344
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.942      $9.844
Accumulation Unit Value, End of Period                                                             --     $9.844      $9.721
Number of Units Outstanding, End of Period                                                         --          0       4,565
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.984     $13.484
Accumulation Unit Value, End of Period                                                             --    $13.484     $14.592
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.326     $14.560
Accumulation Unit Value, End of Period                                                             --    $14.560     $16.489
Number of Units Outstanding, End of Period                                                         --          0       2,305
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.846     $13.083
Accumulation Unit Value, End of Period                                                             --    $13.083     $13.807
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.687     $12.072
Accumulation Unit Value, End of Period                                                             --    $12.072     $12.816
Number of Units Outstanding, End of Period                                                         --          0         752
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.652     $14.045
Accumulation Unit Value, End of Period                                                             --    $14.045     $16.755
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.803     $13.549
Accumulation Unit Value, End of Period                                                             --    $13.549     $15.767
Number of Units Outstanding, End of Period                                                         --          0           0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.583     $12.387
Accumulation Unit Value, End of Period                                                             --    $12.387     $12.764
Number of Units Outstanding, End of Period                                                         --      2,071           0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.107
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.320
Number of Units Outstanding, End of Period                                                         --         --          72
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.934     $11.727
Accumulation Unit Value, End of Period                                                             --    $11.727     $12.285
Number of Units Outstanding, End of Period                                                         --          0         436
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.784     $13.342
Accumulation Unit Value, End of Period                                                             --    $13.342     $14.938
Number of Units Outstanding, End of Period                                                         --          0       1,959
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.865
Number of Units Outstanding, End of Period                                                         --          0       3,073
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.295     $13.861
Accumulation Unit Value, End of Period                                                             --    $13.861     $14.969
Number of Units Outstanding, End of Period                                                         --        899         106
Van Kampen UIF Equity and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.944
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.741
Number of Units Outstanding, End of Period                                                         --         --       1,949
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.716
Number of Units Outstanding, End of Period                                                         --         --         906
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.064
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.566
Accumulation Unit Value, End of Period                                                             --    $13.566     $15.831
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.283
Number of Units Outstanding, End of Period                                                         --         --         225
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.277
Number of Units Outstanding, End of Period                                                         --         --       1,055
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.385     $14.497
Accumulation Unit Value, End of Period                                                             --    $14.497     $19.354
Number of Units Outstanding, End of Period                                                         --          0       1,331

* The Allstate Advisor Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002, the MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for each Variable Sub-Account since Contracts were first offered* (with the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option, both added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (Age 71-79)) or (with the Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death
Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection
(Annual Increase) Option, added on or after May 1, 2003, and the Earnings
Protection Death Benefit Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.844     $13.359
Accumulation Unit Value, End of Period                                                        $10.844    $13.359     $14.483
Number of Units Outstanding, End of Period                                                        570      5,100       5,910
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.210
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.515
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.528     $15.507
Accumulation Unit Value, End of Period                                                        $11.528    $15.507     $16.942
Number of Units Outstanding, End of Period                                                        399        399         399
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.218     $14.527
Accumulation Unit Value, End of Period                                                        $11.218    $14.527     $17.619
Number of Units Outstanding, End of Period                                                          0        336         688
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.225
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.318     $12.656
Accumulation Unit Value, End of Period                                                        $10.318    $12.656     $13.971
Number of Units Outstanding, End of Period                                                        598      5,774       6,696
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.226     $16.833
Accumulation Unit Value, End of Period                                                        $11.226    $16.833
Number of Units Outstanding, End of Period                                                          0          0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.468     $13.565
Accumulation Unit Value, End of Period                                                        $10.468    $13.565
Number of Units Outstanding, End of Period                                                          0      3,988
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.714      $2.857
Accumulation Unit Value, End of Period                                                        $10.714     $2.857
Number of Units Outstanding, End of Period                                                          0          0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.901
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.352
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.885
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.133
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.116
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.054     $12.361
Accumulation Unit Value, End of Period                                                        $10.054    $12.361     $14.469
Number of Units Outstanding, End of Period                                                          0          0           0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.689     $13.063
Accumulation Unit Value, End of Period                                                        $10.689    $13.063     $14.057
Number of Units Outstanding, End of Period                                                          0      9,972       9,972
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.264
Accumulation Unit Value, End of Period                                                             --    $12.264     $12.815
Number of Units Outstanding, End of Period                                                         --          0           0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.100
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.141     $14.200
Accumulation Unit Value, End of Period                                                        $10.141    $14.200     $16.545
Number of Units Outstanding, End of Period                                                          0     10,141           0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.654     $12.927
Accumulation Unit Value, End of Period                                                        $10.654    $12.927     $13.776
Number of Units Outstanding, End of Period                                                          0      2,095       2,792
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.170     $12.604
Accumulation Unit Value, End of Period                                                        $10.170    $12.604     $13.482
Number of Units Outstanding, End of Period                                                        596      3,563       3,511
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.347     $14.628
Accumulation Unit Value, End of Period                                                        $10.347    $14.628     $17.087
Number of Units Outstanding, End of Period                                                          0          0           0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.544     $12.108
Accumulation Unit Value, End of Period                                                        $10.544    $12.108     $12.868
Number of Units Outstanding, End of Period                                                      1,559     10,907      10,785
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.381     $12.402
Accumulation Unit Value, End of Period                                                        $10.381    $12.402     $13.263
Number of Units Outstanding, End of Period                                                          0          0           0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.791     $13.472
Accumulation Unit Value, End of Period                                                        $10.791    $13.472     $14.671
Number of Units Outstanding, End of Period                                                        665      2,374       2,098
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.717     $11.275
Accumulation Unit Value, End of Period                                                         $9.717    $11.275     $11.838
Number of Units Outstanding, End of Period                                                          0        435         517
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.734     $13.312
Accumulation Unit Value, End of Period                                                        $10.734    $13.312     $14.423
Number of Units Outstanding, End of Period                                                          0      1,989       1,588
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.178     $10.417
Accumulation Unit Value, End of Period                                                        $10.178    $10.417     $10.662
Number of Units Outstanding, End of Period                                                        998      5,803       5,972
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.597     $13.350
Accumulation Unit Value, End of Period                                                        $10.597    $13.350     $15.203
Number of Units Outstanding, End of Period                                                      1,034      2,219       2,124
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.400     $12.960
Accumulation Unit Value, End of Period                                                        $10.400    $12.960     $14.308
Number of Units Outstanding, End of Period                                                          0          0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.978      $9.829
Accumulation Unit Value, End of Period                                                         $9.978     $9.829      $9.697
Number of Units Outstanding, End of Period                                                        618      2,196       4,978
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.372     $13.463
Accumulation Unit Value, End of Period                                                        $10.372    $13.463      14.556
Number of Units Outstanding, End of Period                                                          0          0           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.197     $14.538
Accumulation Unit Value, End of Period                                                        $11.197    $14.538     $16.447
Number of Units Outstanding, End of Period                                                          0          0         250
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.635     $13.064
Accumulation Unit Value, End of Period                                                        $10.635    $13.064     $13.772
Number of Units Outstanding, End of Period                                                          0          0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.508     $12.054
Accumulation Unit Value, End of Period                                                        $10.508    $12.054     $12.784
Number of Units Outstanding, End of Period                                                        586      3,964       3,935
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.462     $14.023
Accumulation Unit Value, End of Period                                                        $11.462    $14.023     $16.713
Number of Units Outstanding, End of Period                                                          0          0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.365     $13.529
Accumulation Unit Value, End of Period                                                        $10.365    $13.529     $15.702
Number of Units Outstanding, End of Period                                                        447        781         702
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.102     $12.368
Accumulation Unit Value, End of Period                                                        $10.102    $12.368     $12.732
Number of Units Outstanding, End of Period                                                      1,286      2,506       2,629
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.100
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.312
Number of Units Outstanding, End of Period                                                         --         --         363
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.404     $11.709
Accumulation Unit Value, End of Period                                                         $9.404    $11.709     $12.254
Number of Units Outstanding, End of Period                                                          0          0         838
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.646     $13.322
Accumulation Unit Value, End of Period                                                        $10.646    $13.322     $14.901
Number of Units Outstanding, End of Period                                                          0          0       1,504
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.855
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.052     $13.840
Accumulation Unit Value, End of Period                                                        $11.052    $13.840     $14.932
Number of Units Outstanding, End of Period                                                          0          0           0
Van Kampen UIF Equity and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.937
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.734
Number of Units Outstanding, End of Period                                                         --         --       1,982
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.709
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.052
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.556
Accumulation Unit Value, End of Period                                                             --    $13.556     $15.804
Number of Units Outstanding, End of Period                                                         --        356         397
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.276
Number of Units Outstanding, End of Period                                                         --         --       2,244
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.269
Number of Units Outstanding, End of Period                                                         --         --         566
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.694     $14.475
Accumulation Unit Value, End of Period                                                        $10.694    $14.475     $19.305
Number of Units Outstanding, End of Period                                                        585      2,037       2,427

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at
0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The
Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer
Capital Appreciation and Van Kampen UIF Small Company Growth Variable
Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen
UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered May 1,
2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on December 31, 2003 and May 1, 2004 shown, and the FTVIP Franklin
Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive
Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF
Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP
Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value,
Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income,
Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option, both added on or after May 1, 2003, and the Earnings
Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit
Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.707     $13.366
Accumulation Unit Value, End of Period                                                             --    $13.366     $14.483
Number of Units Outstanding, End of Period                                                         --      6,414      13,159
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.206
Number of Units Outstanding, End of Period                                                         --         --       5,667
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.513
Number of Units Outstanding, End of Period                                                         --         --       1,643
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.830     $15.514
Accumulation Unit Value, End of Period                                                             --    $15.514     $16.942
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.048     $14.534
Accumulation Unit Value, End of Period                                                             --    $14.534     $17.619
Number of Units Outstanding, End of Period                                                         --      8,942      19,864
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.221
Number of Units Outstanding, End of Period                                                         --         --       3,488
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.608     $12.662
Accumulation Unit Value, End of Period                                                             --    $12.662     $13.970
Number of Units Outstanding, End of Period                                                         --      9,049      16,465
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.684     $16.842
Accumulation Unit Value, End of Period                                                             --    $16.842     $20.575
Number of Units Outstanding, End of Period                                                         --        798       8,472
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.385     $13.572
Accumulation Unit Value, End of Period                                                             --    $13.572     $15.759
Number of Units Outstanding, End of Period                                                         --      9,394      16,188
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.592     $12.863
Accumulation Unit Value, End of Period                                                             --    $12.863     $14.458
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.899
Number of Units Outstanding, End of Period                                                         --         --         419
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.351
Number of Units Outstanding, End of Period                                                         --         --       1,686
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.884
Number of Units Outstanding, End of Period                                                         --         --         741
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.132
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.115
Number of Units Outstanding, End of Period                                                         --         --       2,877
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.345     $12.367
Accumulation Unit Value, End of Period                                                             --    $12.367     $14.468
Number of Units Outstanding, End of Period                                                         --      8,270      22,949
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.113     $13.069
Accumulation Unit Value, End of Period                                                             --    $13.069     $14.057
Number of Units Outstanding, End of Period                                                         --      6,553      18,490
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.260
Accumulation Unit Value, End of Period                                                             --    $12.260     $12.805
Number of Units Outstanding, End of Period                                                         --     11,735      28,900
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.099
Number of Units Outstanding, End of Period                                                         --         --       7,124
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.087     $14.207
Accumulation Unit Value, End of Period                                                             --    $14.207     $16.545
Number of Units Outstanding, End of Period                                                         --      9,009      10,742
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.737     $12.933
Accumulation Unit Value, End of Period                                                             --    $12.933     $13.776
Number of Units Outstanding, End of Period                                                         --      3,784      27,865
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.468     $12.610
Accumulation Unit Value, End of Period                                                             --    $12.610     $13.482
Number of Units Outstanding, End of Period                                                         --     14,325      23,569
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.719     $14.635
Accumulation Unit Value, End of Period                                                             --    $14.635     $17.087
Number of Units Outstanding, End of Period                                                         --      9,564      17,730
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.252     $12.114
Accumulation Unit Value, End of Period                                                             --    $12.114     $12.867
Number of Units Outstanding, End of Period                                                         --     12,851      39,449
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.756     $12.408
Accumulation Unit Value, End of Period                                                             --    $12.408     $13.263
Number of Units Outstanding, End of Period                                                         --          0       4,154
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.998     $13.479
Accumulation Unit Value, End of Period                                                             --    $13.479     $14.671
Number of Units Outstanding, End of Period                                                         --     12,776      29,015
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.238     $11.281
Accumulation Unit Value, End of Period                                                             --    $11.281     $11.838
Number of Units Outstanding, End of Period                                                         --      5,054      13,584
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.871     $13.319
Accumulation Unit Value, End of Period                                                             --    $13.319     $14.423
Number of Units Outstanding, End of Period                                                         --      2,954      11,842
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.361     $10.422
Accumulation Unit Value, End of Period                                                             --    $10.422     $10.662
Number of Units Outstanding, End of Period                                                         --     20,519      49,072
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.580     $13.356
Accumulation Unit Value, End of Period                                                             --    $13.356     $15.203
Number of Units Outstanding, End of Period                                                         --      1,504       5,112
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.697     $12.966
Accumulation Unit Value, End of Period                                                             --    $12.966     $14.308
Number of Units Outstanding, End of Period                                                         --      1,089       4,584
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.942      $9.834
Accumulation Unit Value, End of Period                                                             --     $9.834      $9.697
Number of Units Outstanding, End of Period                                                         --      1,411      18,684
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.984     $13.470
Accumulation Unit Value, End of Period                                                             --    $13.470     $14.555
Number of Units Outstanding, End of Period                                                         --      3,072       2,704
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.326     $14.545
Accumulation Unit Value, End of Period                                                             --    $14.545     $16.447
Number of Units Outstanding, End of Period                                                         --      3,196       4.887
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.846     $13.070
Accumulation Unit Value, End of Period                                                             --    $13.070     $13.771
Number of Units Outstanding, End of Period                                                         --      1,293       3,828
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.687     $12.060
Accumulation Unit Value, End of Period                                                             --    $12.060     $12.783
Number of Units Outstanding, End of Period                                                         --     10,003      31,531
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.652     $14.030
Accumulation Unit Value, End of Period                                                             --    $14.030     $16.713
Number of Units Outstanding, End of Period                                                         --        847       2,575
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.803     $13.535
Accumulation Unit Value, End of Period                                                             --    $13.535     $15.726
Number of Units Outstanding, End of Period                                                         --      5,259      12,861
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.583     $12.374
Accumulation Unit Value, End of Period                                                             --    $12.374     $12.732
Number of Units Outstanding, End of Period                                                         --     14,461      28,061
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.096
Number of Units Outstanding, End of Period                                                         --         --      11,593
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.309
Number of Units Outstanding, End of Period                                                         --         --       8,931
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.934     $11.715
Accumulation Unit Value, End of Period                                                             --    $11.715     $12.254
Number of Units Outstanding, End of Period                                                         --      3,348       8,995
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.783     $13.328
Accumulation Unit Value, End of Period                                                             --    $13.328     $14.900
Number of Units Outstanding, End of Period                                                         --     12,743      19,585
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.850
Number of Units Outstanding, End of Period                                                         --          0      12,026
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.295     $13.847
Accumulation Unit Value, End of Period                                                             --    $13.847     $14.931
Number of Units Outstanding, End of Period                                                         --        576       2,472
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.933
Number of Units Outstanding, End of Period                                                         --         --          42
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.730
Number of Units Outstanding, End of Period                                                         --         --       7,081
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.705
Number of Units Outstanding, End of Period                                                         --         --       1,033
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.047
Number of Units Outstanding, End of Period                                                         --          0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.552
Accumulation Unit Value, End of Period                                                             --    $13.552     $15.791
Number of Units Outstanding, End of Period                                                         --      1,958       7,300
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.272
Number of Units Outstanding, End of Period                                                         --         --       8,531
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.265
Number of Units Outstanding, End of Period                                                         --         --       1,556
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.385     $14.482
Accumulation Unit Value, End of Period                                                             --    $14.482     $19.304
Number of Units Outstanding, End of Period                                                         --      2,437      13,186

* The Allstate Advisor Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation
Units Outstanding for Each Variable Sub-Account Since Contracts Were First
Offered* (With MAV Death Benefit Option, added prior to May 1, 2003, the
Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May
1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)) *****

For the Years Beginning January 1* and Ending December 31,                                   2002        2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.698      13.346
Accumulation Unit Value, End of Period                                                         --      13.346      14.446
Number of Units Outstanding, End of Period                                                     --           0           0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.198
Number of Units Outstanding, End of Period                                                     --          --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.511
Number of Units Outstanding, End of Period                                                     --          --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                   --      11.820      15.491
Accumulation Unit Value, End of Period                                                         --      15.491      16.899
Number of Units Outstanding, End of Period                                                     --           0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.039      14.512
Accumulation Unit Value, End of Period                                                         --      14.512      17.574
Number of Units Outstanding, End of Period                                                     --          30          27
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.214
Number of Units Outstanding, End of Period                                                     --          --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.599      12.643
Accumulation Unit Value, End of Period                                                         --      12.643      13.935
Number of Units Outstanding, End of Period                                                     --          37          37
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.674      16.816
Accumulation Unit Value, End of Period                                                         --      16.816      20.523
Number of Units Outstanding, End of Period                                                     --           0           0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.377      13.551
Accumulation Unit Value, End of Period                                                         --      13.551      15.719
Number of Units Outstanding, End of Period                                                     --           0           0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                   --      11.583      12.844
Accumulation Unit Value, End of Period                                                         --      12.844      14.421
Number of Units Outstanding, End of Period                                                     --           0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.891
Number of Units Outstanding, End of Period                                                     --          --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.348
Number of Units Outstanding, End of Period                                                     --          --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.881
Number of Units Outstanding, End of Period                                                     --          --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.129
Number of Units Outstanding, End of Period                                                     --          --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.112
Number of Units Outstanding, End of Period                                                     --          --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.337      12.348
Accumulation Unit Value, End of Period                                                         --      12.348      14.432
Number of Units Outstanding, End of Period                                                     --           0           0
Oppenheimer Balanced Sub-Account Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                   --      11.104      13.050
Accumulation Unit Value, End of Period                                                         --      13.050      14.021
Number of Units Outstanding, End of Period                                                     --           0           0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.000      12.252
Accumulation Unit Value, End of Period                                                         --      12.252      12.783
Number of Units Outstanding, End of Period                                                     --           0           0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.096
Number of Units Outstanding, End of Period                                                     --          --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.079      14.186
Accumulation Unit Value, End of Period                                                         --      14.186      16.503
Number of Units Outstanding, End of Period                                                     --           0           0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.727      12.914
Accumulation Unit Value, End of Period                                                         --      12.914      13.741
Number of Units Outstanding, End of Period                                                     --           0           0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.460      12.591
Accumulation Unit Value, End of Period                                                         --      12.591      13.448
Number of Units Outstanding, End of Period                                                     --          35          35
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.710      14.613
Accumulation Unit Value, End of Period                                                         --      14.613      17.043
Number of Units Outstanding, End of Period                                                     --          31          31
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.243      12.096
Accumulation Unit Value, End of Period                                                         --      12.096      12.835
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.748      12.390
Accumulation Unit Value, End of Period                                                         --      12.390      13.229
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.989      13.458
Accumulation Unit Value, End of Period                                                         --      13.458      14.634
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                   --      10.230      11.264
Accumulation Unit Value, End of Period                                                         --      11.264      11.808
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.861      13.299
Accumulation Unit Value, End of Period                                                         --      13.299      14.386
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.352      10.406
Accumulation Unit Value, End of Period                                                         --      10.406      10.635
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.571      13.336
Accumulation Unit Value, End of Period                                                         --      13.336      15.164
Number of Units Outstanding, End of Period                                                     --          36          35
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.688      12.947
Accumulation Unit Value, End of Period                                                         --      12.947      14.271
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --       9.933       9.819
Accumulation Unit Value, End of Period                                                         --       9.819       9.672
Number of Units Outstanding, End of Period                                                     --           0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                   --      10.975      13.449
Accumulation Unit Value, End of Period                                                         --      13.449      14.518
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      11.317      14.523
Accumulation Unit Value, End of Period                                                         --      14.523      16.405
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                   --      10.837      13.050
Accumulation Unit Value, End of Period                                                         --      13.050      13.737
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.678      12.041
Accumulation Unit Value, End of Period                                                         --      12.041      12.751
Number of Units Outstanding, End of Period                                                     --          36          36
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                   --      11.642      14.009
Accumulation Unit Value, End of Period                                                         --      14.009      16.670
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.794      13.515
Accumulation Unit Value, End of Period                                                         --      13.515      15.687
Number of Units Outstanding, End of Period                                                     --           0           0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.574      12.355
Accumulation Unit Value, End of Period                                                         --      12.355      12.699
Number of Units Outstanding, End of Period                                                     --           0           0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.088
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.301
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --       9.925      11.697
Accumulation Unit Value, End of Period                                                         --      11.697      12.223
Number of Units Outstanding, End of Period                                                     --          36          39
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.774      13.308
Accumulation Unit Value, End of Period                                                         --      13.308      14.863
Number of Units Outstanding, End of Period                                                     --          36          35
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                   --      10.000      10.000
Accumulation Unit Value, End of Period                                                         --      10.000       9.840
Number of Units Outstanding, End of Period                                                     --           0           0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                   --      12.285      13.826
Accumulation Unit Value, End of Period                                                         --      13.826      14.893
Number of Units Outstanding, End of Period                                                     --           0           0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.926
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.723
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      10.698
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                   --      10.000      10.000
Accumulation Unit Value, End of Period                                                         --      10.000      11.036
Number of Units Outstanding, End of Period                                                     --           0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                   --      10.000      13.543
Accumulation Unit Value, End of Period                                                         --      13.543      15.764
Number of Units Outstanding, End of Period                                                     --           0           0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.264
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                   --          --      10.000
Accumulation Unit Value, End of Period                                                         --          --      11.258
Number of Units Outstanding, End of Period                                                     --          --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                   --      11.376      14.460
Accumulation Unit Value, End of Period                                                         --      14.460      19.256
Number of Units Outstanding, End of Period                                                     --           0           0


* The Allstate Advisor Contracts were first offered with the MAV Death Benefit
Option at 0.15% and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate  Advisor  Plus  Contracts:   Accumulation  Unit  Value  and  Number  of Accumulation  Units  Outstanding for Each Variable
Sub-Account  Since Contracts Were First Offered*  (With MAV Death Benefit Option or the Enhanced  Beneficiary Protection (Annual
Increase) Option, either added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                     2002          2003       2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.850    $13.401
Accumulation Unit Value, End of Period                                                      $10.850       $13.401    $14.565
Number of Units Outstanding, End of Period                                                    1,502        77,045     80,615
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.229
Number of Units Outstanding, End of Period                                                       --            --      5,579
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.521
Number of Units Outstanding, End of Period                                                       --            --      5,373
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.534    $15.554
Accumulation Unit Value, End of Period                                                      $11.534       $15.554    $17.038
Number of Units Outstanding, End of Period                                                      180        21,361     21,562
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.224    $14.572
Accumulation Unit Value, End of Period                                                      $11.224       $14.572    $17.719
Number of Units Outstanding, End of Period                                                      911        30,988     32,792
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.242
Number of Units Outstanding, End of Period                                                       --            --      1,152
FTVIP Mutual Shares Securities Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.323    $12.695
Accumulation Unit Value, End of Period                                                      $10.323       $12.695    $14.050
Number of Units Outstanding, End of Period                                                    1,896        59,657     55,241
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.232    $16.885
Accumulation Unit Value, End of Period                                                      $11.232       $16.885    $20.692
Number of Units Outstanding, End of Period                                                        0        11,578     11,568
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.474    $13.607
Accumulation Unit Value, End of Period                                                      $10.474       $13.607    $15.848
Number of Units Outstanding, End of Period                                                    1,765        12,604     14,506
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.720    $12.897
Accumulation Unit Value, End of Period                                                      $10.720       $12.897    $14.540
Number of Units Outstanding, End of Period                                                        0        23,420     24,254
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.908
Number of Units Outstanding, End of Period                                                       --            --      4,191
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.359
Number of Units Outstanding, End of Period                                                       --            --      2,183
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.892
Number of Units Outstanding, End of Period                                                       --            --      5,764
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.140
Number of Units Outstanding, End of Period                                                       --            --      2,030
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.123
Number of Units Outstanding, End of Period                                                       --            --      2,596
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.059    $12.399
Accumulation Unit Value, End of Period                                                      $10.059       $12.399    $14.550
Number of Units Outstanding, End of Period                                                    1,713        12,413     12,235
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.695    $13.104
Accumulation Unit Value, End of Period                                                      $10.695       $13.104    $14.136
Number of Units Outstanding, End of Period                                                    1,225        24,585     30,201
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --       $10.000    $12.285
Accumulation Unit Value, End of Period                                                           --       $12.285    $12.870
Number of Units Outstanding, End of Period                                                       --         4,470     13,787
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.106
Number of Units Outstanding, End of Period                                                       --            --      1,119
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.147    $14.244
Accumulation Unit Value, End of Period                                                      $10.147       $14.244    $16.639
Number of Units Outstanding, End of Period                                                    5,708        30,116     33,782
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.660    $12.967
Accumulation Unit Value, End of Period                                                      $10.660       $12.967    $13.854
Number of Units Outstanding, End of Period                                                        0        26,302     28,644
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.176    $12.643
Accumulation Unit Value, End of Period                                                      $10.176       $12.643    $13.559
Number of Units Outstanding, End of Period                                                    2,344       196,078    186,357
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.353    $14.673
Accumulation Unit Value, End of Period                                                      $10.353       $14.673    $17.184
Number of Units Outstanding, End of Period                                                    3,694        26,318     28,326
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.550    $12.145
Accumulation Unit Value, End of Period                                                      $10.550       $12.145    $12.940
Number of Units Outstanding, End of Period                                                      833        94,515    106,615
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.387    $12.441
Accumulation Unit Value, End of Period                                                      $10.387       $12.441    $13.338
Number of Units Outstanding, End of Period                                                      109        17,365     17,764
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.797    $13.514
Accumulation Unit Value, End of Period                                                      $10.797       $13.514    $14.754
Number of Units Outstanding, End of Period                                                    3,470       220,178    221,560
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000        $9.723    $11.310
Accumulation Unit Value, End of Period                                                       $9.723       $11.310    $11.905
Number of Units Outstanding, End of Period                                                    1,619        16,317     17,760
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.740    $13.354
Accumulation Unit Value, End of Period                                                      $10.740       $13.354    $14.505
Number of Units Outstanding, End of Period                                                      791        39,523     41,556
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.184    $10.449
Accumulation Unit Value, End of Period                                                      $10.184       $10.449    $10.723
Number of Units Outstanding, End of Period                                                    3,057       164,929    163,450
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.603    $13.391
Accumulation Unit Value, End of Period                                                      $10.603       $13.391    $15.289
Number of Units Outstanding, End of Period                                                    1,667        24,868     21,425
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.406    $13.000
Accumulation Unit Value, End of Period                                                      $10.406       $13.000    $14.389
Number of Units Outstanding, End of Period                                                    6,821        51,654     46,387
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000        $9.984     $9.859
Accumulation Unit Value, End of Period                                                       $9.984        $9.859     $9.752
Number of Units Outstanding, End of Period                                                      350        25,102     30,479
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.378    $13.505
Accumulation Unit Value, End of Period                                                      $10.378       $13.505    $14.638
Number of Units Outstanding, End of Period                                                    5,833        66,718     61,814
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.203    $14.583
Accumulation Unit Value, End of Period                                                      $11.203       $14.583    $16.540
Number of Units Outstanding, End of Period                                                    2,918        36,395     42,943
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.641    $13.104
Accumulation Unit Value, End of Period                                                      $10.641       $13.104    $13.850
Number of Units Outstanding, End of Period                                                      229        35,498     31,384
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.514    $12.091
Accumulation Unit Value, End of Period                                                      $10.514       $12.091    $12.856
Number of Units Outstanding, End of Period                                                    3,459        47,893     51,388
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.469    $14.067
Accumulation Unit Value, End of Period                                                      $11.469       $14.067    $16.807
Number of Units Outstanding, End of Period                                                        0         1,219      2,650
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.371    $13.571
Accumulation Unit Value, End of Period                                                      $10.371       $13.571    $15.816
Number of Units Outstanding, End of Period                                                      100         9,725     12,657
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.108    $12.406
Accumulation Unit Value, End of Period                                                      $10.108       $12.406    $12.804
Number of Units Outstanding, End of Period                                                    8,427       233,064    228,435
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.119
Number of Units Outstanding, End of Period                                                       --            --     23,608
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.332
Number of Units Outstanding, End of Period                                                       --            --     21,426
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000        $9.409    $11.745
Accumulation Unit Value, End of Period                                                       $9.409       $11.745    $12.323
Number of Units Outstanding, End of Period                                                    1,475        60,257     59,983
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.652    $13.363
Accumulation Unit Value, End of Period                                                      $10.652       $13.363    $14.985
Number of Units Outstanding, End of Period                                                    3,298        97,138     93,539
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --       $10.000    $10.000
Accumulation Unit Value, End of Period                                                           --       $10.000     $9.880
Number of Units Outstanding, End of Period                                                       --             0      5,300
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000       $11.058    $13.883
Accumulation Unit Value, End of Period                                                      $11.058       $13.883    $15.016
Number of Units Outstanding, End of Period                                                        0         1,661      2,396
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.956
Number of Units Outstanding, End of Period                                                       --            --      6,468
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.752
Number of Units Outstanding, End of Period                                                       --            --     19,234
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $10.727
Number of Units Outstanding, End of Period                                                       --            --        205
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                     --       $10.000    $10.000
Accumulation Unit Value, End of Period                                                           --       $10.000    $11.081
Number of Units Outstanding, End of Period                                                       --             0      1,725
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --       $10.000    $13.580
Accumulation Unit Value, End of Period                                                           --       $13.580    $15.872
Number of Units Outstanding, End of Period                                                       --             0         77
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.295
Number of Units Outstanding, End of Period                                                       --            --     17,686
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --            --    $10.000
Accumulation Unit Value, End of Period                                                           --            --    $11.288
Number of Units Outstanding, End of Period                                                       --            --      5,752
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000       $10.700    $14.520
Accumulation Unit Value, End of Period                                                      $10.700       $14.520    $19.414
Number of Units Outstanding, End of Period                                                    2,185        21,665     25,783

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account
Since Contracts Were First Offered* (With MAV Death Benefit Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.713     $13.396
Accumulation Unit Value, End of Period                                                             --    $13.396     $14.553
Number of Units Outstanding, End of Period                                                         --     75,206     190,374
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.225
Number of Units Outstanding, End of Period                                                         --         --      76,386
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.520
Number of Units Outstanding, End of Period                                                         --         --       5,346
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.837     $15.549
Accumulation Unit Value, End of Period                                                             --    $15.549     $17.023
Number of Units Outstanding, End of Period                                                         --      4,285       4,318
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.054     $14.567
Accumulation Unit Value, End of Period                                                             --    $14.567     $17.704
Number of Units Outstanding, End of Period                                                         --     68,143     133,616
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.239
Number of Units Outstanding, End of Period                                                         --         --      15,454
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.613     $12.690
Accumulation Unit Value, End of Period                                                             --    $12.690     $14.038
Number of Units Outstanding, End of Period                                                         --     67,908     171,034
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.691     $16.880
Accumulation Unit Value, End of Period                                                             --    $16.880     $20.674
Number of Units Outstanding, End of Period                                                         --     33,613      60,688
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.391     $13.603
Accumulation Unit Value, End of Period                                                             --    $13.603     $15.835
Number of Units Outstanding, End of Period                                                         --     23,065      60,038
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.599     $12.892
Accumulation Unit Value, End of Period                                                             --    $12.892     $14.528
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.906
Number of Units Outstanding, End of Period                                                         --         --       3,866
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.357
Number of Units Outstanding, End of Period                                                         --         --       6,265
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.891
Number of Units Outstanding, End of Period                                                         --         --      10,460
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.139
Number of Units Outstanding, End of Period                                                         --         --      10,864
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.122
Number of Units Outstanding, End of Period                                                         --         --      20,640
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.351     $12.395
Accumulation Unit Value, End of Period                                                             --    $12.395     $14.538
Number of Units Outstanding, End of Period                                                         --      9,379      19,138
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.119     $13.099
Accumulation Unit Value, End of Period                                                             --    $13.099     $14.124
Number of Units Outstanding, End of Period                                                         --     48,461     157,270
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.281
Accumulation Unit Value, End of Period                                                             --    $12.281     $12.859
Number of Units Outstanding, End of Period                                                         --     67,679     182,127
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.105
Number of Units Outstanding, End of Period                                                         --         --         654
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.093     $14.239
Accumulation Unit Value, End of Period                                                             --    $14.239     $16.624
Number of Units Outstanding, End of Period                                                         --     30,904      91,458
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.744     $12.962
Accumulation Unit Value, End of Period                                                             --    $12.962     $13.842
Number of Units Outstanding, End of Period                                                         --     22,070      84,938
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.474     $12.638
Accumulation Unit Value, End of Period                                                             --    $12.638     $13.547
Number of Units Outstanding, End of Period                                                         --     81,698     197,020
Oppenheimer Main Street Small Cap
Accumulation Unit Value, Beginning of Period                                                       --    $10.724     $14.668
Accumulation Unit Value, End of Period                                                             --    $14.668     $17.169
Number of Units Outstanding, End of Period                                                         --     50,170      86,735
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.258     $12.141
Accumulation Unit Value, End of Period                                                             --    $12.141     $12.929
Number of Units Outstanding, End of Period                                                         --    147,953     435,677
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.762     $12.437
Accumulation Unit Value, End of Period                                                             --    $12.437     $13.327
Number of Units Outstanding, End of Period                                                         --     21,380      30,321
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.004     $13.509
Accumulation Unit Value, End of Period                                                             --    $13.509     $14.742
Number of Units Outstanding, End of Period                                                         --    165,077     235,218
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.244     $11.306
Accumulation Unit Value, End of Period                                                             --    $11.306     $11.895
Number of Units Outstanding, End of Period                                                         --     24,890      31,438
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.877     $13.349
Accumulation Unit Value, End of Period                                                             --    $13.349     $14.492
Number of Units Outstanding, End of Period                                                         --     35,916     133,119
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.366     $10.446
Accumulation Unit Value, End of Period                                                             --    $10.446     $10.714
Number of Units Outstanding, End of Period                                                         --    118,273     228,388
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.586     $13.386
Accumulation Unit Value, End of Period                                                             --    $13.386     $15.276
Number of Units Outstanding, End of Period                                                         --     49,879      63,044
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.703     $12.996
Accumulation Unit Value, End of Period                                                             --    $12.996     $14.376
Number of Units Outstanding, End of Period                                                         --     50,289      71,507
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.947      $9.857
Accumulation Unit Value, End of Period                                                             --     $9.857      $9.743
Number of Units Outstanding, End of Period                                                         --     40,084     220,270
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.990     $13.500
Accumulation Unit Value, End of Period                                                             --    $13.500     $14.625
Number of Units Outstanding, End of Period                                                         --     20,345      26,821
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.332     $14.578
Accumulation Unit Value, End of Period                                                             --    $14.578     $16.526
Number of Units Outstanding, End of Period                                                         --     49,676     132,719
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.852     $13.100
Accumulation Unit Value, End of Period                                                             --    $13.100     $13.838
Number of Units Outstanding, End of Period                                                         --     23,569      32,176
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.693     $12.087
Accumulation Unit Value, End of Period                                                             --    $12.087     $12.845
Number of Units Outstanding, End of Period                                                         --    101,791     183,693
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.658     $14.062
Accumulation Unit Value, End of Period                                                             --    $14.062     $16.793
Number of Units Outstanding, End of Period                                                         --      5,380      14,389
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.809     $13.566
Accumulation Unit Value, End of Period                                                             --    $13.566     $15.802
Number of Units Outstanding, End of Period                                                         --     24,986      39,157
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.589     $12.402
Accumulation Unit Value, End of Period                                                             --    $12.402     $12.793
Number of Units Outstanding, End of Period                                                         --    182,243     210,331
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.115
Number of Units Outstanding, End of Period                                                         --         --      44,909
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.328
Number of Units Outstanding, End of Period                                                         --         --      41,016
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.939     $11.741
Accumulation Unit Value, End of Period                                                             --    $11.741     $12.313
Number of Units Outstanding, End of Period                                                         --     38,047      57,882
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.790     $13.359
Accumulation Unit Value, End of Period                                                             --    $13.359     $14.972
Number of Units Outstanding, End of Period                                                         --    139,645     243,807
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.875
Number of Units Outstanding, End of Period                                                         --          0     104,364
Van Kampen UIF Emerging Markets Debt Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.302     $13.878
Accumulation Unit Value, End of Period                                                             --    $13.878     $15.003
Number of Units Outstanding, End of Period                                                         --      3,678      38,895
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.952
Number of Units Outstanding, End of Period                                                         --         --      25,853
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.749
Number of Units Outstanding, End of Period                                                         --         --     135,792
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.723
Number of Units Outstanding, End of Period                                                         --         --       8,184
Van Kampen UIF Global Franchise Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.075
Number of Units Outstanding, End of Period                                                         --          0      10,185
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.575
Accumulation Unit Value, End of Period                                                             --    $13.575     $15.858
Number of Units Outstanding, End of Period                                                         --     18,118      25,638
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.291
Number of Units Outstanding, End of Period                                                         --         --      48,618
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.284
Number of Units Outstanding, End of Period                                                         --         --      18,856
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.391     $14.515
Accumulation Unit Value, End of Period                                                             --    $14.515     $19.397
Number of Units Outstanding, End of Period                                                         --     33,080      90,377

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.










Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account
Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.847   $13.384
Accumulation Unit Value, End of Period                                                          $10.847    $13.384   $14.532
Number of Units Outstanding, End of Period                                                            0      9,772    11,000
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.221
Number of Units Outstanding, End of Period                                                           --         --       927
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.519
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.531   $15.535
Accumulation Unit Value, End of Period                                                          $11.531    $15.535   $16.999
Number of Units Outstanding, End of Period                                                            0          0       128
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.222   $14.554
Accumulation Unit Value, End of Period                                                          $11.222    $14.554   $17.679
Number of Units Outstanding, End of Period                                                            0          0     3,988
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.235
Number of Units Outstanding, End of Period                                                           --         --       254
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.321   $12.679
Accumulation Unit Value, End of Period                                                          $10.321    $12.679   $14.018
Number of Units Outstanding, End of Period                                                            0      7,781     9,581
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.229   $16.865
Accumulation Unit Value, End of Period                                                          $11.229    $16.865   $20.645
Number of Units Outstanding, End of Period                                                            0          0       156
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.472   $13.591
Accumulation Unit Value, End of Period                                                          $10.472    $13.591   $15.812
Number of Units Outstanding, End of Period                                                            0      4,569     4,211
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.718   $12.881
Accumulation Unit Value, End of Period                                                          $10.718    $12.881   $14.507
Number of Units Outstanding, End of Period                                                            0          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.905
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.356
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.889
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.137
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.120
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.057   $12.384
Accumulation Unit Value, End of Period                                                          $10.057    $12.384   $14.518
Number of Units Outstanding, End of Period                                                            0      1,731     1,841
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.693   $13.087
Accumulation Unit Value, End of Period                                                          $10.693    $13.087   $14.105
Number of Units Outstanding, End of Period                                                            0      3,341     5,025
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.277
Accumulation Unit Value, End of Period                                                               --    $12.277   $12.848
Number of Units Outstanding, End of Period                                                           --        743     1,951
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.104
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.145   $14.227
Accumulation Unit Value, End of Period                                                          $10.145    $14.227   $16.601
Number of Units Outstanding, End of Period                                                            0      2,855     3,556
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.658   $12.951
Accumulation Unit Value, End of Period                                                          $10.658    $12.951   $13.823
Number of Units Outstanding, End of Period                                                            0        262     2,727
Oppenheimer Main Street Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.174   $12.627
Accumulation Unit Value, End of Period                                                          $10.174    $12.627   $13.528
Number of Units Outstanding, End of Period                                                            0      3,123     5,403
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.350   $14.655
Accumulation Unit Value, End of Period                                                          $10.350    $14.655   $17.145
Number of Units Outstanding, End of Period                                                            0      3,265     4,341
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.548   $12.130
Accumulation Unit Value, End of Period                                                          $10.548    $12.130   $12.911
Number of Units Outstanding, End of Period                                                            0      2,956     5,964
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.384   $12.425
Accumulation Unit Value, End of Period                                                          $10.384    $12.425   $13.308
Number of Units Outstanding, End of Period                                                            0        477       906
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.794   $13.497
Accumulation Unit Value, End of Period                                                          $10.794    $13.497   $14.721
Number of Units Outstanding, End of Period                                                            0      2,660     2,567
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.720   $11.296
Accumulation Unit Value, End of Period                                                           $9.720    $11.296   $11.878
Number of Units Outstanding, End of Period                                                            0        616     1,394
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.737   $13.337
Accumulation Unit Value, End of Period                                                          $10.737    $13.337   $14.472
Number of Units Outstanding, End of Period                                                            0      4,749     4,808
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.182   $10.436
Accumulation Unit Value, End of Period                                                          $10.182    $10.436   $10.699
Number of Units Outstanding, End of Period                                                            0      3,822     4,264
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.601   $13.374
Accumulation Unit Value, End of Period                                                          $10.601    $13.374   $15.254
Number of Units Outstanding, End of Period                                                            0        819       735
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.404   $12.984
Accumulation Unit Value, End of Period                                                          $10.404    $12.984   $14.356
Number of Units Outstanding, End of Period                                                            0          0       299
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.981    $9.847
Accumulation Unit Value, End of Period                                                           $9.981     $9.847    $9.730
Number of Units Outstanding, End of Period                                                            0      1,949     4,070
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.375   $13.488
Accumulation Unit Value, End of Period                                                          $10.375    $13.488   $14.605
Number of Units Outstanding, End of Period                                                            0      1,912     2,248
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.200   $14.565
Accumulation Unit Value, End of Period                                                          $11.200    $14.565   $16.503
Number of Units Outstanding, End of Period                                                            0          0       195
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.639   $13.088
Accumulation Unit Value, End of Period                                                          $10.639    $13.088   $13.818
Number of Units Outstanding, End of Period                                                            0        119       311
Putnam VT The George Putnam Fund of Boston
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.511   $12.076
Accumulation Unit Value, End of Period                                                          $10.511    $12.076   $12.827
Number of Units Outstanding, End of Period                                                            0      9,347     9,608
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.466   $14.049
Accumulation Unit Value, End of Period                                                          $11.466    $14.049   $16.770
Number of Units Outstanding, End of Period                                                            0        783     1,690
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.369   $13.554
Accumulation Unit Value, End of Period                                                          $10.369    $13.554   $15.780
Number of Units Outstanding, End of Period                                                            0          0       182
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.106   $12.391
Accumulation Unit Value, End of Period                                                          $10.106    $12.391   $12.775
Number of Units Outstanding, End of Period                                                            0      9,395    11,049
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.111
Number of Units Outstanding, End of Period                                                           --         --     3,992
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.324
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.407   $11.731
Accumulation Unit Value, End of Period                                                           $9.407    $11.731   $12.295
Number of Units Outstanding, End of Period                                                            0      6,491     6,759
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.649   $13.647
Accumulation Unit Value, End of Period                                                          $10.649    $13.647   $14.951
Number of Units Outstanding, End of Period                                                            0      5,800     6,211
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.870
Number of Units Outstanding, End of Period                                                           --          0     5,097
Van Kampen UIF Emerging Markets Debt Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.056   $13.865
Accumulation Unit Value, End of Period                                                          $11.056    $13.865   $14.982
Number of Units Outstanding, End of Period                                                            0          0       656
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.948
Number of Units Outstanding, End of Period                                                           --         --       735
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.745
Number of Units Outstanding, End of Period                                                           --         --       901
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.720
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.069
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.570
Accumulation Unit Value, End of Period                                                               --    $13.570   $15.845
Number of Units Outstanding, End of Period                                                           --          0       271
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.287
Number of Units Outstanding, End of Period                                                           --         --     1,361
Van Kampen UIF U.S. Mid Cap Value - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.281
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.697   $14.502
Accumulation Unit Value, End of Period                                                          $10.697    $14.502   $19.370
Number of Units Outstanding, End of Period                                                            0        531       570

* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, added on or after May 1,
2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.704   $13.371
Accumulation Unit Value, End of Period                                                               --    $13.371   $14.504
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.214
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.516
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.827   $15.520
Accumulation Unit Value, End of Period                                                               --    $15.520   $16.966
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.045   $14.540
Accumulation Unit Value, End of Period                                                               --    $14.540   $17.644
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.228
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.605   $12.667
Accumulation Unit Value, End of Period                                                               --    $12.667   $13.990
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.681   $16.849
Accumulation Unit Value, End of Period                                                               --    $16.849   $20.604
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.383   $13.578
Accumulation Unit Value, End of Period                                                               --    $13.578   $15.781
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.589   $12.869
Accumulation Unit Value, End of Period                                                               --    $12.869   $14.479
Number of Units Outstanding, End of Period                                                           --          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.902
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.353
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.886
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.134
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.117
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.342   $12.372
Accumulation Unit Value, End of Period                                                               --    $12.372   $14.489
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $11.110   $13.075
Accumulation Unit Value, End of Period                                                               --    $13.075   $14.077
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.268
Accumulation Unit Value, End of Period                                                               --    $12.268   $12.826
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.101
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.084   $14.213
Accumulation Unit Value, End of Period                                                               --    $14.213   $16.568
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.733   $12.938
Accumulation Unit Value, End of Period                                                               --    $12.938   $13.795
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.466   $12.615
Accumulation Unit Value, End of Period                                                               --    $12.615   $13.501
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.716   $14.641
Accumulation Unit Value, End of Period                                                               --    $14.641   $17.111
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.249   $12.119
Accumulation Unit Value, End of Period                                                               --    $12.119   $12.886
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.754   $12.414
Accumulation Unit Value, End of Period                                                               --    $12.414   $13.282
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.995   $13.484
Accumulation Unit Value, End of Period                                                               --    $13.484   $14.692
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.235   $11.285
Accumulation Unit Value, End of Period                                                               --    $11.285   $11.855
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.868   $13.324
Accumulation Unit Value, End of Period                                                               --    $13.324   $14.443
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.358   $10.426
Accumulation Unit Value, End of Period                                                               --    $10.426   $10.677
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.577   $13.361
Accumulation Unit Value, End of Period                                                               --    $13.361   $15.224
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.694   $12.972
Accumulation Unit Value, End of Period                                                               --    $12.972   $14.328
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.939    $9.838
Accumulation Unit Value, End of Period                                                               --     $9.838    $9.710
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.981   $13.475
Accumulation Unit Value, End of Period                                                               --    $13.475   $14.576
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.323   $14.551
Accumulation Unit Value, End of Period                                                               --    $14.551   $16.471
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.843   $13.075
Accumulation Unit Value, End of Period                                                               --    $13.075   $13.791
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.684   $12.064
Accumulation Unit Value, End of Period                                                               --    $12.064   $12.801
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $11.649   $14.036
Accumulation Unit Value, End of Period                                                               --    $14.036   $16.737
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.800   $13.541
Accumulation Unit Value, End of Period                                                               --    $13.541   $15.749
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.580   $12.379
Accumulation Unit Value, End of Period                                                               --    $12.379   $12.750
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.103
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.316
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.931   $11.720
Accumulation Unit Value, End of Period                                                               --    $11.720   $12.271
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.781   $13.333
Accumulation Unit Value, End of Period                                                               --    $13.333   $14.922
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.860
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $12.292   $13.852
Accumulation Unit Value, End of Period                                                               --    $13.852   $14.953
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.941
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.738
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.712
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.058
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.561
Accumulation Unit Value, End of Period                                                               --    $13.561   $15.818
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.280
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.273
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $11.382   $14.488
Accumulation Unit Value, End of Period                                                               --    $14.488   $19.332
Number of Units Outstanding, End of Period                                                           --          0         0

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account
Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase)
Option, both added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.704   $13.358
Accumulation Unit Value, End of Period                                                               --    $13.358   $14.467
Number of Units Outstanding, End of Period                                                           --     58,433    95,303
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.202
Number of Units Outstanding, End of Period                                                           --         --    50,858
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.512
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.827   $15.504
Accumulation Unit Value, End of Period                                                               --    $15.504   $16.922
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.045   $14.525
Accumulation Unit Value, End of Period                                                               --    $14.525   $17.599
Number of Units Outstanding, End of Period                                                           --     40,224    62,228
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.218
Number of Units Outstanding, End of Period                                                           --         --    10,706
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.605   $12.654
Accumulation Unit Value, End of Period                                                               --    $12.654   $13.955
Number of Units Outstanding, End of Period                                                           --     44,103    75,456
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.681   $16.831
Accumulation Unit Value, End of Period                                                               --    $16.831   $20.552
Number of Units Outstanding, End of Period                                                           --      4,416     5,810
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.383   $13.564
Accumulation Unit Value, End of Period                                                               --    $13.564   $15.741
Number of Units Outstanding, End of Period                                                           --     26,653    32,421
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.589   $12.855
Accumulation Unit Value, End of Period                                                               --    $12.855   $14.442
Number of Units Outstanding, End of Period                                                           --          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.898
Number of Units Outstanding, End of Period                                                           --         --       552
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.349
Number of Units Outstanding, End of Period                                                           --         --     1,186
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.882
Number of Units Outstanding, End of Period                                                           --         --    24,663
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.130
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.113
Number of Units Outstanding, End of Period                                                           --         --     3,558
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.342   $12.359
Accumulation Unit Value, End of Period                                                               --    $12.359   $14.452
Number of Units Outstanding, End of Period                                                           --     11,015    12,491
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $11.110   $13.061
Accumulation Unit Value, End of Period                                                               --    $13.061   $14.041
Number of Units Outstanding, End of Period                                                           --     46,338    85,880
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.256
Accumulation Unit Value, End of Period                                                               --    $12.256   $12.794
Number of Units Outstanding, End of Period                                                           --     41,651    90,120
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $12.256   $10.097
Number of Units Outstanding, End of Period                                                           --     41,651       518
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.084   $14.198
Accumulation Unit Value, End of Period                                                               --    $14.198   $16.526
Number of Units Outstanding, End of Period                                                           --      5,649    22,787
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.734   $12.925
Accumulation Unit Value, End of Period                                                               --    $12.925   $13.760
Number of Units Outstanding, End of Period                                                           --     24,012    41,797
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.465   $12.602
Accumulation Unit Value, End of Period                                                               --    $12.602   $13.467
Number of Units Outstanding, End of Period                                                           --     54,811    71,466
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.716   $14.626
Accumulation Unit Value, End of Period                                                               --    $14.626   $17.067
Number of Units Outstanding, End of Period                                                           --     18,765    30,343
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.249   $12.106
Accumulation Unit Value, End of Period                                                               --    $12.106   $12.853
Number of Units Outstanding, End of Period                                                           --     57,153    73,571
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.754   $12.401
Accumulation Unit Value, End of Period                                                               --    $12.401   $13.248
Number of Units Outstanding, End of Period                                                           --      6,622    10,899
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.995   $13.470
Accumulation Unit Value, End of Period                                                               --    $13.470   $14.654
Number of Units Outstanding, End of Period                                                           --     74,696   117,185
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.235   $11.274
Accumulation Unit Value, End of Period                                                               --    $11.274   $11.825
Number of Units Outstanding, End of Period                                                           --     18,411    27,412
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.868   $13.311
Accumulation Unit Value, End of Period                                                               --    $13.311   $14.407
Number of Units Outstanding, End of Period                                                           --     24,841    36,370
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.358   $10.416
Accumulation Unit Value, End of Period                                                               --    $10.416   $10.650
Number of Units Outstanding, End of Period                                                           --     53,004    73,431
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.577   $13.348
Accumulation Unit Value, End of Period                                                               --    $13.348   $15.185
Number of Units Outstanding, End of Period                                                           --     14,094    41,178
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.694   $12.958
Accumulation Unit Value, End of Period                                                               --    $12.958   $14.291
Number of Units Outstanding, End of Period                                                           --     10,229    10,125
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.939    $9.828
Accumulation Unit Value, End of Period                                                               --     $9.828    $9.686
Number of Units Outstanding, End of Period                                                           --     25,177    32,020
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.981   $13.461
Accumulation Unit Value, End of Period                                                               --    $13.461   $14.539
Number of Units Outstanding, End of Period                                                           --     14,898    34,837
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.323   $14.536
Accumulation Unit Value, End of Period                                                               --    $14.536   $16.428
Number of Units Outstanding, End of Period                                                           --     20,622    60,124
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.843   $13.062
Accumulation Unit Value, End of Period                                                               --    $13.062   $13.756
Number of Units Outstanding, End of Period                                                           --      9,417    28,215
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.684   $12.052
Accumulation Unit Value, End of Period                                                               --    $12.052   $12.769
Number of Units Outstanding, End of Period                                                           --     45,633    62,240
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $11.649   $14.021
Accumulation Unit Value, End of Period                                                               --    $14.021   $16.694
Number of Units Outstanding, End of Period                                                           --     18,435    43,573
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.800   $13.530
Accumulation Unit Value, End of Period                                                               --    $13.530   $15.709
Number of Units Outstanding, End of Period                                                           --     12,273    15,110
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.580   $12.366
Accumulation Unit Value, End of Period                                                               --    $12.366   $12.717
Number of Units Outstanding, End of Period                                                           --     35,442    54,638
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.092
Number of Units Outstanding, End of Period                                                           --         --     8,818
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.305
Number of Units Outstanding, End of Period                                                           --         --     5,066
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.993   $11.708
Accumulation Unit Value, End of Period                                                               --    $11.708   $12.240
Number of Units Outstanding, End of Period                                                           --     14,034    18,573
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.781   $13.320
Accumulation Unit Value, End of Period                                                               --    $13.320   $14.883
Number of Units Outstanding, End of Period                                                           --     39,017    50,428
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.845
Number of Units Outstanding, End of Period                                                           --          0     6,228
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $12.292   $13.838
Accumulation Unit Value, End of Period                                                               --    $13.838   $14.914
Number of Units Outstanding, End of Period                                                           --      1,883     4,903
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.929
Number of Units Outstanding, End of Period                                                           --         --       231
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.727
Number of Units Outstanding, End of Period                                                           --         --    24,769
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.701
Number of Units Outstanding, End of Period                                                           --         --     3,178
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.041
Number of Units Outstanding, End of Period                                                           --          0     2,287
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.547
Accumulation Unit Value, End of Period                                                               --    $13.547   $15.778
Number of Units Outstanding, End of Period                                                           --      4,830     4,677
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.268
Number of Units Outstanding, End of Period                                                           --         --    49,723
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.261
Number of Units Outstanding, End of Period                                                           --         --     2,729
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $11.382   $14.473
Accumulation Unit Value, End of Period                                                               --    $14.473   $19.283
Number of Units Outstanding, End of Period                                                           --     14,213    19,305

* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.
All of the Variable Sub-Accounts shown above were first offered with the MAV
Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van
Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the
MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced
Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.698   $13.355
Accumulation Unit Value, End of Period                                                               --    $13.355   $14.471
Number of Units Outstanding, End of Period                                                           --        994     3,007
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.206
Number of Units Outstanding, End of Period                                                           --         --       388
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.513
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.821   $15.501
Accumulation Unit Value, End of Period                                                               --    $15.501   $16.928
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.039   $14.522
Accumulation Unit Value, End of Period                                                               --    $14.522   $17.604
Number of Units Outstanding, End of Period                                                           --        489     1,281
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.221
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.599   $12.651
Accumulation Unit Value, End of Period                                                               --    $12.651   $13.959
Number of Units Outstanding, End of Period                                                           --        593     1,038
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.674   $16.828
Accumulation Unit Value, End of Period                                                               --    $16.828   $20.558
Number of Units Outstanding, End of Period                                                           --        535     1,162
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.377   $13.561
Accumulation Unit Value, End of Period                                                               --    $13.561   $15.746
Number of Units Outstanding, End of Period                                                           --      2,037     3,071
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.583   $12.853
Accumulation Unit Value, End of Period                                                               --    $12.853   $14.446
Number of Units Outstanding, End of Period                                                           --          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.899
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.351
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.884
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.132
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.115
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.337   $12.356
Accumulation Unit Value, End of Period                                                               --    $12.356   $14.456
Number of Units Outstanding, End of Period                                                           --        358       340
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $11.104   $13.059
Accumulation Unit Value, End of Period                                                               --    $13.059   $14.045
Number of Units Outstanding, End of Period                                                           --      1,030       964
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.260
Accumulation Unit Value, End of Period                                                               --    $12.260   $12.805
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.099
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.079   $14.195
Accumulation Unit Value, End of Period                                                               --    $14.195   $16.531
Number of Units Outstanding, End of Period                                                           --      1,156     1,624
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.727   $12.922
Accumulation Unit Value, End of Period                                                               --    $12.922   $13.764
Number of Units Outstanding, End of Period                                                           --         89       410
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.460   $12.599
Accumulation Unit Value, End of Period                                                               --    $12.599   $13.471
Number of Units Outstanding, End of Period                                                           --        790     2,784
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.710   $14.623
Accumulation Unit Value, End of Period                                                               --    $14.623   $17.072
Number of Units Outstanding, End of Period                                                           --        895     1,228
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.243   $12.104
Accumulation Unit Value, End of Period                                                               --    $12.104   $12.857
Number of Units Outstanding, End of Period                                                           --      2,840     3,448
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.748   $12.398
Accumulation Unit Value, End of Period                                                               --    $12.398   $13.252
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.989   $13.468
Accumulation Unit Value, End of Period                                                               --    $13.468   $14.659
Number of Units Outstanding, End of Period                                                           --      3,333     4,943
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.230   $11.271
Accumulation Unit Value, End of Period                                                               --    $11.271   $11.828
Number of Units Outstanding, End of Period                                                           --        884       975
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.861   $13.308
Accumulation Unit Value, End of Period                                                               --    $13.308   $14.411
Number of Units Outstanding, End of Period                                                           --      1,464     1,971
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.352   $10.414
Accumulation Unit Value, End of Period                                                               --    $10.414   $10.653
Number of Units Outstanding, End of Period                                                           --      2,694     3,964
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.571   $13.345
Accumulation Unit Value, End of Period                                                               --    $13.345   $15.190
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.688   $12.956
Accumulation Unit Value, End of Period                                                               --    $12.956   $14.296
Number of Units Outstanding, End of Period                                                           --        359         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.933    $9.826
Accumulation Unit Value, End of Period                                                               --     $9.826    $9.689
Number of Units Outstanding, End of Period                                                           --          7       345
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.975   $13.459
Accumulation Unit Value, End of Period                                                               --    $13.459   $14.543
Number of Units Outstanding, End of Period                                                           --        406       731
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.317   $14.533
Accumulation Unit Value, End of Period                                                               --    $14.533   $16.433
Number of Units Outstanding, End of Period                                                           --      1,782     2,094
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.837   $13.059
Accumulation Unit Value, End of Period                                                               --    $13.059   $13.760
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.678   $12.050
Accumulation Unit Value, End of Period                                                               --    $12.050   $12.773
Number of Units Outstanding, End of Period                                                           --      2,077     3,212
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $11.642   $14.019
Accumulation Unit Value, End of Period                                                               --    $14.019   $16.699
Number of Units Outstanding, End of Period                                                           --          0       259
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.794   $13.524
Accumulation Unit Value, End of Period                                                               --    $13.524   $15.713
Number of Units Outstanding, End of Period                                                           --        336       395
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.574   $12.364
Accumulation Unit Value, End of Period                                                               --    $12.364   $12.721
Number of Units Outstanding, End of Period                                                           --      1,127     1,192
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.096
Number of Units Outstanding, End of Period                                                           --         --       115
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.309
Number of Units Outstanding, End of Period                                                           --         --       426
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.925   $11.705
Accumulation Unit Value, End of Period                                                               --    $11.705   $12.243
Number of Units Outstanding, End of Period                                                           --        780       743
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.775   $13.317
Accumulation Unit Value, End of Period                                                               --    $13.317   $14.888
Number of Units Outstanding, End of Period                                                           --      3,796     4,051
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.850
Number of Units Outstanding, End of Period                                                           --          0       121
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $12.285   $13.835
Accumulation Unit Value, End of Period                                                               --    $13.835   $14.919
Number of Units Outstanding, End of Period                                                           --          2         4
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.933
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.730
Number of Units Outstanding, End of Period                                                           --         --       115
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.705
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.047
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.552
Accumulation Unit Value, End of Period                                                               --    $13.552   $15.791
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.272
Number of Units Outstanding, End of Period                                                           --         --     1,499
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.265
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $11.376   $14.470
Accumulation Unit Value, End of Period                                                               --    $14.470   $19.288
Number of Units Outstanding, End of Period                                                           --        205       510

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contacts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, added on or after May 1,
2003, and the Earnings Protection Death Benefit Option (age under 71-79)) or
(With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced
Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                         2002      2003       2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.690    $13.330
Accumulation Unit Value, End of Period                                                               --   $13.330    $14.422
Number of Units Outstanding, End of Period                                                           --       214        216
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.194
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.509
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --   $11.811    $15.472
Accumulation Unit Value, End of Period                                                               --   $15.472    $16.870
Number of Units Outstanding, End of Period                                                           --         0          0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.030    $14.495
Accumulation Unit Value, End of Period                                                               --   $14.495    $17.545
Number of Units Outstanding, End of Period                                                           --       195        176
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.221
Number of Units Outstanding, End of Period                                                           --        --     15,265
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.590    $12.628
Accumulation Unit Value, End of Period                                                               --   $12.628    $13.912
Number of Units Outstanding, End of Period                                                           --         0          0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.665    $16.796
Accumulation Unit Value, End of Period                                                               --   $16.796    $20.488
Number of Units Outstanding, End of Period                                                           --         0          0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.368    $13.536
Accumulation Unit Value, End of Period                                                               --   $13.536    $15.692
Number of Units Outstanding, End of Period                                                           --         0          0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --   $11.573    $12.829
Accumulation Unit Value, End of Period                                                               --   $12.829    $14.397
Number of Units Outstanding, End of Period                                                           --         0          0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.895
Number of Units Outstanding, End of Period                                                           --        --          0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.347
Number of Units Outstanding, End of Period                                                           --        --          0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.880
Number of Units Outstanding, End of Period                                                           --        --          0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.127
Number of Units Outstanding, End of Period                                                           --        --          0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.110
Number of Units Outstanding, End of Period                                                           --        --          0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.328    $12.333
Accumulation Unit Value, End of Period                                                               --   $12.333    $14.407
Number of Units Outstanding, End of Period                                                           --         0          0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --   $11.095    $13.034
Accumulation Unit Value, End of Period                                                               --   $13.034    $13.998
Number of Units Outstanding, End of Period                                                           --         0     16,703
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $12.248
Accumulation Unit Value, End of Period                                                               --   $12.248    $12.772
Number of Units Outstanding, End of Period                                                           --         0          0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.095
Number of Units Outstanding, End of Period                                                           --        --          0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.070    $14.169
Accumulation Unit Value, End of Period                                                               --   $14.169    $16.475
Number of Units Outstanding, End of Period                                                           --         0          0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.718    $12.898
Accumulation Unit Value, End of Period                                                               --   $12.898    $13.718
Number of Units Outstanding, End of Period                                                           --         0     22,725
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.451    $12.576
Accumulation Unit Value, End of Period                                                               --   $12.576    $13.425
Number of Units Outstanding, End of Period                                                           --         0          0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.701    $14.596
Accumulation Unit Value, End of Period                                                               --   $14.596    $17.015
Number of Units Outstanding, End of Period                                                           --         0          0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.233    $12.081
Accumulation Unit Value, End of Period                                                               --   $12.081    $12.813
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.739    $12.375
Accumulation Unit Value, End of Period                                                               --   $12.375    $13.207
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.980    $13.443
Accumulation Unit Value, End of Period                                                               --   $13.443    $14.609
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --   $10.221    $11.251
Accumulation Unit Value, End of Period                                                               --   $11.251    $11.788
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.851    $13.283
Accumulation Unit Value, End of Period                                                               --   $13.283    $14.362
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.344    $10.394
Accumulation Unit Value, End of Period                                                               --   $10.394    $10.617
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.562    $13.320
Accumulation Unit Value, End of Period                                                               --   $13.320    $15.139
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.679    $12.931
Accumulation Unit Value, End of Period                                                               --   $12.931    $14.247
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $9.925     $9.807
Accumulation Unit Value, End of Period                                                               --    $9.807     $9.656
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --   $10.966    $13.434
Accumulation Unit Value, End of Period                                                               --   $13.434    $14.494
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $11.307    $14.506
Accumulation Unit Value, End of Period                                                               --   $14.506    $16.378
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --   $10.828    $13.035
Accumulation Unit Value, End of Period                                                               --   $13.035    $13.713
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.669    $12.027
Accumulation Unit Value, End of Period                                                               --   $12.027    $12.729
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --   $11.633    $13.993
Accumulation Unit Value, End of Period                                                               --   $13.993    $16.642
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.785    $13.449
Accumulation Unit Value, End of Period                                                               --   $13.499    $15.660
Number of Units Outstanding, End of Period                                                           --         0          0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.566    $12.341
Accumulation Unit Value, End of Period                                                               --   $12.341    $12.678
Number of Units Outstanding, End of Period                                                           --         0          0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.084
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.297
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $9.917    $11.683
Accumulation Unit Value, End of Period                                                               --   $11.683    $12.202
Number of Units Outstanding, End of Period                                                           --       243        127
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.766    $13.293
Accumulation Unit Value, End of Period                                                               --   $13.293    $14.838
Number of Units Outstanding, End of Period                                                           --       107     15,864
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.000
Accumulation Unit Value, End of Period                                                               --   $10.000     $9.835
Number of Units Outstanding, End of Period                                                           --         0     31,698
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --   $12.275    $13.809
Accumulation Unit Value, End of Period                                                               --   $13.809    $14.868
Number of Units Outstanding, End of Period                                                           --       103     10,696
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.922
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.719
Number of Units Outstanding, End of Period                                                           --        --        293
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.694
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.000
Accumulation Unit Value, End of Period                                                               --   $10.000    $11.030
Number of Units Outstanding, End of Period                                                           --         0          0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $13.538
Accumulation Unit Value, End of Period                                                               --   $13.538    $15.751
Number of Units Outstanding, End of Period                                                           --         0          0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.260
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.254
Number of Units Outstanding, End of Period                                                           --        --          0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --   $11.366    $14.443
Accumulation Unit Value, End of Period                                                               --   $14.443    $19.223
Number of Units Outstanding, End of Period                                                           --         0          0

* The Allstate Advisor Plus Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option and the Enhanced
Beneficiary Protection (Annual Increase) Option, both added prior to May 1,
2003) or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.846   $13.376
Accumulation Unit Value, End of Period                                                          $10.846    $13.376   $14.516
Number of Units Outstanding, End of Period                                                       11,854     46,365    74,854
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.217
Number of Units Outstanding, End of Period                                                           --         --    16,682
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.517
Number of Units Outstanding, End of Period                                                           --         --     2,412
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.530   $15.526
Accumulation Unit Value, End of Period                                                          $11.530    $15.526   $16.980
Number of Units Outstanding, End of Period                                                            0      4,180     4,378
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.220   $14.545
Accumulation Unit Value, End of Period                                                          $11.220    $14.545   $17.659
Number of Units Outstanding, End of Period                                                           26     22,354    44,473
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.232
Number of Units Outstanding, End of Period                                                           --         --     3,419
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.320   $12.671
Accumulation Unit Value, End of Period                                                          $10.320    $12.671   $14.002
Number of Units Outstanding, End of Period                                                            0     43,101    74,703
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.228   $16.854
Accumulation Unit Value, End of Period                                                          $11.228    $16.854   $20.622
Number of Units Outstanding, End of Period                                                          460      2,074     6,743
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.471   $13.582
Accumulation Unit Value, End of Period                                                          $10.471    $13.582   $15.795
Number of Units Outstanding, End of Period                                                            0     14,384    22,487
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.716   $12.873
Accumulation Unit Value, End of Period                                                          $10.716    $12.873   $14.491
Number of Units Outstanding, End of Period                                                          303      8,849     9,789
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.904
Number of Units Outstanding, End of Period                                                           --         --       996
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.355
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.888
Number of Units Outstanding, End of Period                                                           --         --     4,964
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.136
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.119
Number of Units Outstanding, End of Period                                                           --         --    11,443
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.056   $12.376
Accumulation Unit Value, End of Period                                                          $10.056    $12.376   $14.501
Number of Units Outstanding, End of Period                                                            0      1,775     6,467
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.692   $13.079
Accumulation Unit Value, End of Period                                                          $10.692    $13.079   $14.089
Number of Units Outstanding, End of Period                                                          404     63,338    82,954
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.273
Accumulation Unit Value, End of Period                                                               --    $12.273   $12.837
Number of Units Outstanding, End of Period                                                           --     23,160    40,804
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.102
Number of Units Outstanding, End of Period                                                           --         --     1.361
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.144   $14.218
Accumulation Unit Value, End of Period                                                          $10.144    $14.218   $16.582
Number of Units Outstanding, End of Period                                                          450     92,586   106,291
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.657   $12.943
Accumulation Unit Value, End of Period                                                          $10.657    $12.943   $13.807
Number of Units Outstanding, End of Period                                                        4,391     27,534    70,579
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.173   $12.619
Accumulation Unit Value, End of Period                                                          $10.173    $12.619   $13.513
Number of Units Outstanding, End of Period                                                        1,290     75,748   111,106
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.349   $14.646
Accumulation Unit Value, End of Period                                                          $10.349    $14.646   $17.126
Number of Units Outstanding, End of Period                                                          522     49,259    49,689
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.547   $12.123
Accumulation Unit Value, End of Period                                                          $10.547    $12.123   $12.897
Number of Units Outstanding, End of Period                                                          587     91,119   140,314
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.383   $12.418
Accumulation Unit Value, End of Period                                                          $10.383    $12.418   $13.293
Number of Units Outstanding, End of Period                                                            0      8,650    17,401
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.793   $13.489
Accumulation Unit Value, End of Period                                                          $10.793    $13.489   $14.704
Number of Units Outstanding, End of Period                                                        3,975     51,316    63,684
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.719   $11.289
Accumulation Unit Value, End of Period                                                           $9.719    $11.289   $11.865
Number of Units Outstanding, End of Period                                                          513     12,430    17,089
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.736   $13.736
Accumulation Unit Value, End of Period                                                          $10.736    $13.329   $14.456
Number of Units Outstanding, End of Period                                                            0     29,635    39,771
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.180   $10.430
Accumulation Unit Value, End of Period                                                          $10.180    $10.430   $10.687
Number of Units Outstanding, End of Period                                                         296`     61,097    76,632
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.600   $13.366
Accumulation Unit Value, End of Period                                                          $10.600    $13.366   $15.237
Number of Units Outstanding, End of Period                                                          800     11,831    13,934
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.403   $12.976
Accumulation Unit Value, End of Period                                                          $10.403    $12.976   $14.340
Number of Units Outstanding, End of Period                                                            0      7,758     8,048
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.980    $9.841
Accumulation Unit Value, End of Period                                                           $9.980     $9.841    $9.719
Number of Units Outstanding, End of Period                                                            0     53,140   106,208
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.374   $13.480
Accumulation Unit Value, End of Period                                                          $10.374    $13.480   $14.588
Number of Units Outstanding, End of Period                                                        3,591      7,704    11,893
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.199   $14.556
Accumulation Unit Value, End of Period                                                          $11.199    $14.556   $16.485
Number of Units Outstanding, End of Period                                                          945     11,071    23,719
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.638   $13.080
Accumulation Unit Value, End of Period                                                          $10.638    $13.080   $13.803
Number of Units Outstanding, End of Period                                                            0      5,222     3,459
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.510   $12.069
Accumulation Unit Value, End of Period                                                          $10.510    $12.069   $12.812
Number of Units Outstanding, End of Period                                                          999     49,323    62,387
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.465   $14.041
Accumulation Unit Value, End of Period                                                          $11.465    $14.041   $16.751
Number of Units Outstanding, End of Period                                                            0      8,391     8,358
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.368   $13.545
Accumulation Unit Value, End of Period                                                          $10.368    $13.545   $15.762
Number of Units Outstanding, End of Period                                                            0      6,744    11,286
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.105   $12.383
Accumulation Unit Value, End of Period                                                          $10.105    $12.383   $12.761
Number of Units Outstanding, End of Period                                                          706     45,547    52,828
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.107
Number of Units Outstanding, End of Period                                                           --         --    11,239
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.320
Number of Units Outstanding, End of Period                                                           --         --    16.046
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.406   $11.724
Accumulation Unit Value, End of Period                                                           $9.406    $11.724   $12.282
Number of Units Outstanding, End of Period                                                            0     20,758    23,817
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.648   $13.338
Accumulation Unit Value, End of Period                                                          $10.648    $13.338   $14.934
Number of Units Outstanding, End of Period                                                            0     86,262   190,316
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.865
Number of Units Outstanding, End of Period                                                           --          0    33.245
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.055   $13.857
Accumulation Unit Value, End of Period                                                          $11.055    $13.857   $14.965
Number of Units Outstanding, End of Period                                                            0      1,345    14,147
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.944
Number of Units Outstanding, End of Period                                                           --         --     5,451
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.741
Number of Units Outstanding, End of Period                                                           --         --    15,641
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.716
Number of Units Outstanding, End of Period                                                           --         --     4,848
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.064
Number of Units Outstanding, End of Period                                                           --          0     7,374
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.566
Accumulation Unit Value, End of Period                                                               --    $13.566   $15.831
Number of Units Outstanding, End of Period                                                           --      2,958     6,274
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.283
Number of Units Outstanding, End of Period                                                           --         --    32,469
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.277
Number of Units Outstanding, End of Period                                                           --         --     7,262
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.696   $14.493
Accumulation Unit Value, End of Period                                                          $10.696    $14.493   $19.348
Number of Units Outstanding, End of Period                                                            0      8,229    20,032

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 200. The Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003.
All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the Earnings Protection Death Benefit Option (age
71-79)) or (With the MAV Death Benefit Option or Enhanced Beneficiary Protection
(Annual Increase) Option, either added prior to May 1, 2003, and the Earnings
Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.844   $13.359
Accumulation Unit Value, End of Period                                                          $10.844    $13.359   $14.483
Number of Units Outstanding, End of Period                                                          629      9,885    10,850
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.210
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.515
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.528   $15.507
Accumulation Unit Value, End of Period                                                          $11.528    $15.507   $16.942
Number of Units Outstanding, End of Period                                                          258      2,777     2,674
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.218   $14.527
Accumulation Unit Value, End of Period                                                          $11.218    $14.527   $17.619
Number of Units Outstanding, End of Period                                                            0      4,422     3,315
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.225
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.318   $12.318
Accumulation Unit Value, End of Period                                                          $10.318    $12.656   $13.971
Number of Units Outstanding, End of Period                                                            0      2,202     1,750
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.226   $16.833
Accumulation Unit Value, End of Period                                                          $11.226    $16.833   $20.576
Number of Units Outstanding, End of Period                                                            0      4,309       459
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.468   $13.565
Accumulation Unit Value, End of Period                                                          $10.468    $13.565   $15.759
Number of Units Outstanding, End of Period                                                            0      4,106     2,964
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.714   $12.857
Accumulation Unit Value, End of Period                                                          $10.714    $12.857   $14.458
Number of Units Outstanding, End of Period                                                            0          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.901
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.352
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.885
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.133
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.116
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.054   $12.361
Accumulation Unit Value, End of Period                                                          $10.054    $12.361   $14.469
Number of Units Outstanding, End of Period                                                            0      2,561     2,666
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.689   $13.063
Accumulation Unit Value, End of Period                                                          $10.689    $13.063   $14.057
Number of Units Outstanding, End of Period                                                            0          0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.264
Accumulation Unit Value, End of Period                                                               --    $12.264   $12.815
Number of Units Outstanding, End of Period                                                           --      1,334     1,333
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.100
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.141   $14.200
Accumulation Unit Value, End of Period                                                          $10.141    $14.200   $16.545
Number of Units Outstanding, End of Period                                                            0      3,802     3,814
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.654   $12.927
Accumulation Unit Value, End of Period                                                          $10.654    $12.927   $13.776
Number of Units Outstanding, End of Period                                                          398      1,197     1,748
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.170   $12.604
Accumulation Unit Value, End of Period                                                          $10.170    $12.604   $13.482
Number of Units Outstanding, End of Period                                                            0     28,336    22,903
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.347   $14.628
Accumulation Unit Value, End of Period                                                          $10.347    $14.628   $17.087
Number of Units Outstanding, End of Period                                                          317      5,901     5,098
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.544   $12.108
Accumulation Unit Value, End of Period                                                          $10.544    $12.108   $12.868
Number of Units Outstanding, End of Period                                                          730      3,730     9,919
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.381   $12.402
Accumulation Unit Value, End of Period                                                          $10.381    $12.402   $13.263
Number of Units Outstanding, End of Period                                                            0        312       311
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.791   $13.472
Accumulation Unit Value, End of Period                                                          $10.791    $13.472   $14.671
Number of Units Outstanding, End of Period                                                            0          0       134
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.717   $11.275
Accumulation Unit Value, End of Period                                                           $9.717    $11.275   $11.838
Number of Units Outstanding, End of Period                                                            0      1,631     1,632
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.734   $13.312
Accumulation Unit Value, End of Period                                                          $10.734    $13.312   $14.423
Number of Units Outstanding, End of Period                                                            0      2,609     1,366
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.178   $10.417
Accumulation Unit Value, End of Period                                                          $10.178    $10.417   $10.662
Number of Units Outstanding, End of Period                                                            0      7,547     6,599
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.597   $13.350
Accumulation Unit Value, End of Period                                                          $10.597    $13.350   $15.203
Number of Units Outstanding, End of Period                                                          526        852       850
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.400   $12.960
Accumulation Unit Value, End of Period                                                          $10.400    $12.960   $14.308
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.978    $9.829
Accumulation Unit Value, End of Period                                                           $9.978     $9.829    $9.697
Number of Units Outstanding, End of Period                                                            0     27,567    48,718
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.372   $13.464
Accumulation Unit Value, End of Period                                                          $10.372    $13.464   $14.556
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.197   $14.538
Accumulation Unit Value, End of Period                                                          $11.197    $14.538   $16.447
Number of Units Outstanding, End of Period                                                            0        911     1,253
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.635   $13.064
Accumulation Unit Value, End of Period                                                          $10.635    $13.064   $13.772
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.508   $12.054
Accumulation Unit Value, End of Period                                                          $10.508    $12.054   $12.784
Number of Units Outstanding, End of Period                                                            0      2,923     2,536
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.462   $14.023
Accumulation Unit Value, End of Period                                                          $11.462    $14.023   $16.713
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.365   $13.529
Accumulation Unit Value, End of Period                                                          $10.365    $13.529   $15.727
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.102   $12.368
Accumulation Unit Value, End of Period                                                          $10.102    $12.368   $12.732
Number of Units Outstanding, End of Period                                                          667      2,931     2,977
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.100
Number of Units Outstanding, End of Period                                                           --         --     1,624
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.312
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.404   $11.709
Accumulation Unit Value, End of Period                                                           $9.404    $11.709   $12.254
Number of Units Outstanding, End of Period                                                            0          0         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.646   $13.322
Accumulation Unit Value, End of Period                                                          $10.646    $13.322   $14.901
Number of Units Outstanding, End of Period                                                            0      6,795     6,539
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.855
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.052   $13.840
Accumulation Unit Value, End of Period                                                          $11.052    $13.840   $14.932
Number of Units Outstanding, End of Period                                                            0          0         0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.937
Number of Units Outstanding, End of Period                                                           --         --     2,546
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.734
Number of Units Outstanding, End of Period                                                           --         --     1,591
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.709
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.052
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.556
Accumulation Unit Value, End of Period                                                               --    $13.556   $15.804
Number of Units Outstanding, End of Period                                                           --      4,506         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.276
Number of Units Outstanding, End of Period                                                           --         --    10,403
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.269
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.694   $14.475
Accumulation Unit Value, End of Period                                                          $10.694    $14.475   $19.305
Number of Units Outstanding, End of Period                                                            0      2,014     5,675

* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company
Growth Variable Sub-Accounts which were first offered under the Contracts on May
1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option or the Enhanced
Beneficiary Protection (Annual Increase) Option, either added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (age 71-79)) or (With the
Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May
1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual
Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.840   $13.335
Accumulation Unit Value, End of Period                                                          $10.840    $13.335   $14.434
Number of Units Outstanding, End of Period                                                        1,066      7,952    14,410
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.198
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.811
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.524   $15.478
Accumulation Unit Value, End of Period                                                          $11.524    $15.478   $16.885
Number of Units Outstanding, End of Period                                                          121      2,359     1,549
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.214   $14.500
Accumulation Unit Value, End of Period                                                          $11.214    $14.500   $17.560
Number of Units Outstanding, End of Period                                                            0      5,108     4,620
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.214
Number of Units Outstanding, End of Period                                                           --         --       111
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.314   $12.632
Accumulation Unit Value, End of Period                                                          $10.314    $12.632   $13.923
Number of Units Outstanding, End of Period                                                          497      4,854     8,147
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.222   $16.802
Accumulation Unit Value, End of Period                                                          $11.222    $16.802   $20.506
Number of Units Outstanding, End of Period                                                        1,035      1,576     3,708
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.465   $13.540
Accumulation Unit Value, End of Period                                                          $10.465    $13.540   $15.706
Number of Units Outstanding, End of Period                                                          679      4,416     3,859
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.711   $12.833
Accumulation Unit Value, End of Period                                                          $10.711    $12.833   $14.409
Number of Units Outstanding, End of Period                                                            0          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.897
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.348
Number of Units Outstanding, End of Period                                                           --         --       219
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.881
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.129
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.112
Number of Units Outstanding, End of Period                                                           --         --       102
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.050   $12.338
Accumulation Unit Value, End of Period                                                          $10.050    $12.338   $14.420
Number of Units Outstanding, End of Period                                                            0        486       486
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.686   $13.039
Accumulation Unit Value, End of Period                                                          $10.686    $13.039   $14.009
Number of Units Outstanding, End of Period                                                            0        608       604
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.252
Accumulation Unit Value, End of Period                                                               --    $12.252   $12.783
Number of Units Outstanding, End of Period                                                           --        693     5,931
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.096
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.138   $14.174
Accumulation Unit Value, End of Period                                                          $10.138    $14.174   $16.489
Number of Units Outstanding, End of Period                                                            0      2,282     3,487
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.651   $12.903
Accumulation Unit Value, End of Period                                                          $10.651    $12.903   $13.729
Number of Units Outstanding, End of Period                                                            0         64       737
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.167   $12.580
Accumulation Unit Value, End of Period                                                          $10.167    $12.580   $13.437
Number of Units Outstanding, End of Period                                                        1,659     49,473    50,562
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.344   $14.601
Accumulation Unit Value, End of Period                                                          $10.344    $14.601   $17.029
Number of Units Outstanding, End of Period                                                          488      4,863     6,053
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.541   $12.085
Accumulation Unit Value, End of Period                                                          $10.541    $12.085   $12.824
Number of Units Outstanding, End of Period                                                        3,584     10,641    13,081
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.378   $12.379
Accumulation Unit Value, End of Period                                                          $10.378    $12.379   $13.218
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.787   $13.447
Accumulation Unit Value, End of Period                                                          $10.787    $13.447   $14.622
Number of Units Outstanding, End of Period                                                        1,590      7,978     8,312
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.714   $11.254
Accumulation Unit Value, End of Period                                                           $9.714    $11.254   $11.798
Number of Units Outstanding, End of Period                                                            0        398     2,383
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.730   $13.288
Accumulation Unit Value, End of Period                                                          $10.730    $13.288   $14.374
Number of Units Outstanding, End of Period                                                        1,659      3,807     4,294
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.175   $10.398
Accumulation Unit Value, End of Period                                                          $10.175    $10.398   $10.626
Number of Units Outstanding, End of Period                                                            0        567     2,801
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.594   $13.325
Accumulation Unit Value, End of Period                                                          $10.594    $13.325   $15.152
Number of Units Outstanding, End of Period                                                          906      2,459     2,417
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.397   $12.936
Accumulation Unit Value, End of Period                                                          $10.397    $12.936   $14.259
Number of Units Outstanding, End of Period                                                            0        109       112
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.975    $9.811
Accumulation Unit Value, End of Period                                                           $9.975     $9.811    $9.664
Number of Units Outstanding, End of Period                                                            0          0    14.662
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.369   $13.438
Accumulation Unit Value, End of Period                                                          $10.369    $13.438   $14.506
Number of Units Outstanding, End of Period                                                            0        512       512
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.193   $14.511
Accumulation Unit Value, End of Period                                                          $11.193    $14.511   $16.392
Number of Units Outstanding, End of Period                                                        1,842      2,089     3,349
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.632   $13.039
Accumulation Unit Value, End of Period                                                          $10.632    $13.039   $13.725
Number of Units Outstanding, End of Period                                                            0        323       328
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.504   $12.031
Accumulation Unit Value, End of Period                                                          $10.504    $12.031   $12.740
Number of Units Outstanding, End of Period                                                            0      3,843     3,824
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.459   $13.997
Accumulation Unit Value, End of Period                                                          $11.459    $13.997   $16.657
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.362   $13.504
Accumulation Unit Value, End of Period                                                          $10.362    $13.504   $15.674
Number of Units Outstanding, End of Period                                                            0      1,396     1,393
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.099   $12.345
Accumulation Unit Value, End of Period                                                          $10.099    $12.345   $12.689
Number of Units Outstanding, End of Period                                                        1,226      8,292     9,367
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.088
Number of Units Outstanding, End of Period                                                           --         --     4,347
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.301
Number of Units Outstanding, End of Period                                                           --         --       100
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.401   $11.687
Accumulation Unit Value, End of Period                                                           $9.401    $11.687   $12.212
Number of Units Outstanding, End of Period                                                            0      2,034     3,987
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.642   $13.297
Accumulation Unit Value, End of Period                                                          $10.642    $13.297   $14.850
Number of Units Outstanding, End of Period                                                        1,623     12,164    16,012
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.840
Number of Units Outstanding, End of Period                                                           --          0     1,242
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.049   $13.814
Accumulation Unit Value, End of Period                                                          $11.049    $13.814   $14.881
Number of Units Outstanding, End of Period                                                            0      2,524     2,698
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.926
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.723
Number of Units Outstanding, End of Period                                                           --         --     3,404
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.698
Number of Units Outstanding, End of Period                                                           --         --    10,439
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.036
Number of Units Outstanding, End of Period                                                           --          0       103
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.543
Accumulation Unit Value, End of Period                                                               --    $13.543   $15.764
Number of Units Outstanding, End of Period                                                           --        512       516
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.264
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.258
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.690   $14.448
Accumulation Unit Value, End of Period                                                          $10.690    $14.448   $19.240
Number of Units Outstanding, End of Period                                                          477        913     1,592

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, both added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 71-79)) or (with the Enhanced
Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV
Death Benefit Option, Added Prior To May 1, 2003, The Enhanced Beneficiary
Protection (Annual Increase) Option, added on or after May 1, 2003, and the
Earnings Protection Death Benefit Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.837   $13.310
Accumulation Unit Value, End of Period                                                          $10.837    $13.310   $14.385
Number of Units Outstanding, End of Period                                                            0      7,709     5,270
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.187
Number of Units Outstanding, End of Period                                                           --         --     1,218
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.507
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.520   $15.449
Accumulation Unit Value, End of Period                                                          $11.520    $15.449   $16.827
Number of Units Outstanding, End of Period                                                            0          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.211   $14.473
Accumulation Unit Value, End of Period                                                          $11.211    $14.473   $17.500
Number of Units Outstanding, End of Period                                                            0      2,684     3,160
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.204
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.311   $12.609
Accumulation Unit Value, End of Period                                                          $10.311    $12.609   $13.876
Number of Units Outstanding, End of Period                                                            0        952     1,642
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.218   $16.770
Accumulation Unit Value, End of Period                                                          $11.218    $16.770   $20.437
Number of Units Outstanding, End of Period                                                            0          0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.462   $13.515
Accumulation Unit Value, End of Period                                                          $10.462    $13.515   $15.653
Number of Units Outstanding, End of Period                                                            0      2,690     2,616
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.707   $12.809
Accumulation Unit Value, End of Period                                                          $10.707    $12.809   $14.361
Number of Units Outstanding, End of Period                                                            0          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.893
Number of Units Outstanding, End of Period                                                           --         --     2,502
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.344
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account                                    --         --   $10.000
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.877
Accumulation Unit Value, End of Period                                                               --         --         0
Number of Units Outstanding, End of Period
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.125
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.108
Number of Units Outstanding, End of Period                                                           --         --     1,227
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.047   $13.315
Accumulation Unit Value, End of Period                                                          $10.047    $13.315   $14.371
Number of Units Outstanding, End of Period                                                            0          0         0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.682   $13.015
Accumulation Unit Value, End of Period                                                          $10.682    $13.015   $13.962
Number of Units Outstanding, End of Period                                                            0        823     1,707
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.239
Accumulation Unit Value, End of Period                                                               --    $12.239   $12.750
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.092
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.135   $14.147
Accumulation Unit Value, End of Period                                                          $10.135    $14.147   $16.433
Number of Units Outstanding, End of Period                                                            0          0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.647   $12.879
Accumulation Unit Value, End of Period                                                          $10.647    $12.879   $13.683
Number of Units Outstanding, End of Period                                                            0          0       220
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.164   $12.557
Accumulation Unit Value, End of Period                                                          $10.164    $12.557   $13.391
Number of Units Outstanding, End of Period                                                            0          0         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.340   $14.574
Accumulation Unit Value, End of Period                                                          $10.340    $14.574   $16.972
Number of Units Outstanding, End of Period                                                            0         78        75
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.537   $12.063
Accumulation Unit Value, End of Period                                                          $10.537    $12.063   $12.781
Number of Units Outstanding, End of Period                                                            0     10,492     7,660
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.374   $12.374
Accumulation Unit Value, End of Period                                                          $10.374    $12.356   $13.173
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.784   $13.784
Accumulation Unit Value, End of Period                                                          $10.784    $13.422   $14.572
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.711   $11.233
Accumulation Unit Value, End of Period                                                           $9.711    $11.233   $11.758
Number of Units Outstanding, End of Period                                                            0        968     1,865
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.727   $13.263
Accumulation Unit Value, End of Period                                                          $10.727    $13.263   $14.326
Number of Units Outstanding, End of Period                                                            0         88        87
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.172   $10.378
Accumulation Unit Value, End of Period                                                          $10.172    $10.378   $10.590
Number of Units Outstanding, End of Period                                                            0     11,776     8,580
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.590   $13.300
Accumulation Unit Value, End of Period                                                          $10.590    $13.300   $15.100
Number of Units Outstanding, End of Period                                                            0        180       171
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.394   $12.912
Accumulation Unit Value, End of Period                                                          $10.394    $12.912   $14.211
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.972    $9.792
Accumulation Unit Value, End of Period                                                           $9.972     $9.792    $9.631
Number of Units Outstanding, End of Period                                                            0        116       129
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.365   $13.413
Accumulation Unit Value, End of Period                                                          $10.365    $13.413   $14.457
Number of Units Outstanding, End of Period                                                            0        790     1,543
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.189   $14.484
Accumulation Unit Value, End of Period                                                          $11.189    $14.484   $16.336
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.628   $13.015
Accumulation Unit Value, End of Period                                                          $10.628    $13.015   $13.679
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.501   $12.009
Accumulation Unit Value, End of Period                                                          $10.501    $12.009   $12.697
Number of Units Outstanding, End of Period                                                            0        890     1,652
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.455   $13.971
Accumulation Unit Value, End of Period                                                          $11.455    $13.971   $16.600
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.359   $13.479
Accumulation Unit Value, End of Period                                                          $10.359    $13.479   $15.621
Number of Units Outstanding, End of Period                                                            0          0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.096   $12.322
Accumulation Unit Value, End of Period                                                          $10.096    $12.322   $12.646
Number of Units Outstanding, End of Period                                                            0      9,044     7,761
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.077
Number of Units Outstanding, End of Period                                                           --         --       231
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.289
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.398   $11.666
Accumulation Unit Value, End of Period                                                           $9.398    $11.666   $12.171
Number of Units Outstanding, End of Period                                                            0        891     2,313
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.639   $13.273
Accumulation Unit Value, End of Period                                                          $10.639    $13.273   $14.800
Number of Units Outstanding, End of Period                                                            0        271       260
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.825
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $11.045   $13.788
Accumulation Unit Value, End of Period                                                          $11.045    $13.788   $14.831
Number of Units Outstanding, End of Period                                                            0          0         0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.915
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.712
Number of Units Outstanding, End of Period                                                           --         --       138
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.687
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.019
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.529
Accumulation Unit Value, End of Period                                                               --    $13.529   $15.724
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.253
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.246
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.687   $14.421
Accumulation Unit Value, End of Period                                                          $10.687    $14.421   $19.174
Number of Units Outstanding, End of Period                                                            0        734     1,193

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death
Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003, and the
Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.689   $13.316
Accumulation Unit Value, End of Period                                                               --    $13.316   $14.385
Number of Units Outstanding, End of Period                                                           --      9,439    19,491
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.183
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.505
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.811   $15.457
Accumulation Unit Value, End of Period                                                               --    $15.457   $16.827
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.030   $14.480
Accumulation Unit Value, End of Period                                                               --    $14.480   $17.500
Number of Units Outstanding, End of Period                                                           --      9,032     9,649
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.200
Number of Units Outstanding, End of Period                                                           --         --       404
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.590   $12.615
Accumulation Unit Value, End of Period                                                               --    $12.615   $13.876
Number of Units Outstanding, End of Period                                                           --      9,807    16,793
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.665   $16.779
Accumulation Unit Value, End of Period                                                               --    $16.779   $20.436
Number of Units Outstanding, End of Period                                                           --      7,104     4,327
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.368   $13.522
Accumulation Unit Value, End of Period                                                               --    $13.522   $15.652
Number of Units Outstanding, End of Period                                                           --      9,892    12,661
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.573   $12.816
Accumulation Unit Value, End of Period                                                               --    $12.816   $14.360
Number of Units Outstanding, End of Period                                                           --          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.891
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.343
Number of Units Outstanding, End of Period                                                           --         --     1,877
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.875
Number of Units Outstanding, End of Period                                                           --         --     1,800
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.123
Number of Units Outstanding, End of Period                                                           --         --         9
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.106
Number of Units Outstanding, End of Period                                                           --         --     3,007
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.328   $12.321
Accumulation Unit Value, End of Period                                                               --    $12.321   $14.371
Number of Units Outstanding, End of Period                                                           --      9,108     7,285
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $11.095   $13.021
Accumulation Unit Value, End of Period                                                               --    $13.021   $13.962
Number of Units Outstanding, End of Period                                                           --          0     1,567
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.235
Accumulation Unit Value, End of Period                                                               --    $12.235   $12.739
Number of Units Outstanding, End of Period                                                           --        275     5,440
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.091
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.070   $14.154
Accumulation Unit Value, End of Period                                                               --    $14.154   $16.433
Number of Units Outstanding, End of Period                                                           --        999     6,411
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.717   $12.885
Accumulation Unit Value, End of Period                                                               --    $12.885   $13.683
Number of Units Outstanding, End of Period                                                           --      1,259     4,444
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.451   $12.563
Accumulation Unit Value, End of Period                                                               --    $12.563   $13.391
Number of Units Outstanding, End of Period                                                           --     25,624    11,415
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.701   $14.581
Accumulation Unit Value, End of Period                                                               --    $14.581   $16.971
Number of Units Outstanding, End of Period                                                           --      4,279     7,490
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.233   $12.069
Accumulation Unit Value, End of Period                                                               --    $12.069   $12.780
Number of Units Outstanding, End of Period                                                           --      5,288    15,035
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.739   $12.362
Accumulation Unit Value, End of Period                                                               --    $12.362   $13.173
Number of Units Outstanding, End of Period                                                           --      4,478     7,117
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.980   $13.429
Accumulation Unit Value, End of Period                                                               --    $13.429   $14.572
Number of Units Outstanding, End of Period                                                           --      1,712     3,707
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.221   $11.239
Accumulation Unit Value, End of Period                                                               --    $11.239   $11.758
Number of Units Outstanding, End of Period                                                           --        486     1,842
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.851   $13.270
Accumulation Unit Value, End of Period                                                               --    $13.270   $14.325
Number of Units Outstanding, End of Period                                                           --      3,849     7,971
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.344   $10.383
Accumulation Unit Value, End of Period                                                               --    $10.383   $10.590
Number of Units Outstanding, End of Period                                                           --      3,591     9,755
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.562   $13.307
Accumulation Unit Value, End of Period                                                               --    $13.307   $15.100
Number of Units Outstanding, End of Period                                                           --      1,575     1,793
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.679   $12.918
Accumulation Unit Value, End of Period                                                               --    $12.918   $14.211
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.925    $9.797
Accumulation Unit Value, End of Period                                                               --     $9.797    $9.631
Number of Units Outstanding, End of Period                                                           --        517    43,551
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.966   $13.420
Accumulation Unit Value, End of Period                                                               --    $13.420   $14.457
Number of Units Outstanding, End of Period                                                           --        426     1,155
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.307   $14.491
Accumulation Unit Value, End of Period                                                               --    $14.491   $16.336
Number of Units Outstanding, End of Period                                                           --      4,257     8,573
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.828   $13.021
Accumulation Unit Value, End of Period                                                               --    $13.021   $13.678
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.669   $12.015
Accumulation Unit Value, End of Period                                                               --    $12.015   $12.697
Number of Units Outstanding, End of Period                                                           --        459       788
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $11.633   $13.978
Accumulation Unit Value, End of Period                                                               --    $13.978   $16.600
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.785   $13.485
Accumulation Unit Value, End of Period                                                               --    $13.485   $15.620
Number of Units Outstanding, End of Period                                                           --        238     1,263
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.566   $12.328
Accumulation Unit Value, End of Period                                                               --    $12.328   $12.645
Number of Units Outstanding, End of Period                                                           --     16,725    21,243
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.073
Number of Units Outstanding, End of Period                                                           --         --       543
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.285
Number of Units Outstanding, End of Period                                                           --         --        13
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.917   $11.671
Accumulation Unit Value, End of Period                                                               --    $11.671   $12.171
Number of Units Outstanding, End of Period                                                           --      6,314    11,270
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.766   $13.279
Accumulation Unit Value, End of Period                                                               --    $13.279   $14.800
Number of Units Outstanding, End of Period                                                           --     18,384    20,631
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.820
Number of Units Outstanding, End of Period                                                           --          0     3,095
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $12.275   $13.795
Accumulation Unit Value, End of Period                                                               --    $13.795   $14.830
Number of Units Outstanding, End of Period                                                           --          0     1,476
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.911
Number of Units Outstanding, End of Period                                                           --         --       378
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.708
Number of Units Outstanding, End of Period                                                           --         --     1,923
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.683
Number of Units Outstanding, End of Period                                                           --         --     1,354
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.013
Number of Units Outstanding, End of Period                                                           --          0         7
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.524
Accumulation Unit Value, End of Period                                                               --    $13.524   $15.711
Number of Units Outstanding, End of Period                                                           --        199       678
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.249
Number of Units Outstanding, End of Period                                                           --         --     5,681
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.242
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $11.366   $14.429
Accumulation Unit Value, End of Period                                                               --    $14.429   $19.174
Number of Units Outstanding, End of Period                                                           --      2,890     4,667

* The Allstate Advisor Plus Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of
Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts
Were First Offered* (With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                         2002       2003      2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.681   $13.296
Accumulation Unit Value, End of Period                                                               --    $13.296   $14.349
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.175
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.503
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.801   $15.433
Accumulation Unit Value, End of Period                                                               --    $15.433   $16.784
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.021   $14.458
Accumulation Unit Value, End of Period                                                               --    $14.458   $17.455
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.193
Number of Units Outstanding, End of Period                                                           --         --         0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.581   $12.596
Accumulation Unit Value, End of Period                                                               --    $12.596   $13.841
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.655   $16.754
Accumulation Unit Value, End of Period                                                               --    $16.754   $20.384
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.359   $13.501
Accumulation Unit Value, End of Period                                                               --    $13.501   $15.612
Number of Units Outstanding, End of Period                                                           --          0         0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                         --    $11.563   $12.796
Accumulation Unit Value, End of Period                                                               --    $12.796   $14.324
Number of Units Outstanding, End of Period                                                           --          0         0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.888
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.340
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.873
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.120
Number of Units Outstanding, End of Period                                                           --         --         0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.103
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.319   $12.302
Accumulation Unit Value, End of Period                                                               --    $12.302   $14.334
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --    $11.085   $13.001
Accumulation Unit Value, End of Period                                                               --    $13.001   $13.926
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $12.227
Accumulation Unit Value, End of Period                                                               --    $12.227   $12.718
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.088
Number of Units Outstanding, End of Period                                                           --         --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.062   $14.133
Accumulation Unit Value, End of Period                                                               --    $14.133   $16.391
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.708   $12.866
Accumulation Unit Value, End of Period                                                               --    $12.866   $13.648
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.442   $12.544
Accumulation Unit Value, End of Period                                                               --    $12.544   $13.357
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.692   $14.559
Accumulation Unit Value, End of Period                                                               --    $14.559   $16.928
Number of Units Outstanding, End of Period                                                           --          0         0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.224   $12.050
Accumulation Unit Value, End of Period                                                               --    $12.050   $12.748
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.730   $12.344
Accumulation Unit Value, End of Period                                                               --    $12.344   $13.139
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.971   $13.408
Accumulation Unit Value, End of Period                                                               --    $13.408   $14.535
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.213   $11.222
Accumulation Unit Value, End of Period                                                               --    $11.222   $11.728
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.841   $13.249
Accumulation Unit Value, End of Period                                                               --    $13.249   $14.289
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.335   $10.368
Accumulation Unit Value, End of Period                                                               --    $10.368   $10.563
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.554   $13.286
Accumulation Unit Value, End of Period                                                               --    $13.286   $15.062
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.670   $12.899
Accumulation Unit Value, End of Period                                                               --    $12.899   $14.175
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.917    $9.782
Accumulation Unit Value, End of Period                                                               --     $9.782    $9.606
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.957   $13.399
Accumulation Unit Value, End of Period                                                               --    $13.399   $14.420
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $11.298   $14.469
Accumulation Unit Value, End of Period                                                               --    $14.469   $16.294
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $10.819   $13.002
Accumulation Unit Value, End of Period                                                               --    $13.002   $13.644
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.660   $11.997
Accumulation Unit Value, End of Period                                                               --    $11.997   $12.665
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --    $11.623   $13.957
Accumulation Unit Value, End of Period                                                               --    $13.957   $16.558
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.776   $13.465
Accumulation Unit Value, End of Period                                                               --    $13.465   $15.580
Number of Units Outstanding, End of Period                                                           --          0         0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.557   $12.309
Accumulation Unit Value, End of Period                                                               --    $12.309   $12.613
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.066
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.278
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --     $9.909   $11.654
Accumulation Unit Value, End of Period                                                               --    $11.654   $12.140
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.757   $13.259
Accumulation Unit Value, End of Period                                                               --    $13.259   $14.762
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000    $9.810
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $12.265   $13.774
Accumulation Unit Value, End of Period                                                               --    $13.774   $14.793
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.903
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.701
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $10.676
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $10.000
Accumulation Unit Value, End of Period                                                               --    $10.000   $11.002
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                         --    $10.000   $13.515
Accumulation Unit Value, End of Period                                                               --    $13.515   $15.684
Number of Units Outstanding, End of Period                                                           --          0         0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.241
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                         --         --   $10.000
Accumulation Unit Value, End of Period                                                               --         --   $11.234
Number of Units Outstanding, End of Period                                                           --         --         0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                         --    $11.357   $14.407
Accumulation Unit Value, End of Period                                                               --    $14.407   $19.125
Number of Units Outstanding, End of Period                                                           --          0         0

* The Allstate Advisor Plus Contracts were first offered with the MAV Death
Benefit Option at 0.15% and Earnings Protection Death Benefit Option on October
14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.850     $13.401
Accumulation Unit Value, End of Period                                                        $10.850    $13.401     $14.565
Number of Units Outstanding, End of Period                                                      1,613     20,964      20,500
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.229
Number of Units Outstanding, End of Period                                                         --         --         899
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.521
Number of Units Outstanding, End of Period                                                         --         --         634
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.534     $15.554
Accumulation Unit Value, End of Period                                                        $11.534    $15.554     $17.038
Number of Units Outstanding, End of Period                                                        668      4,300       3,470
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.224     $14.572
Accumulation Unit Value, End of Period                                                        $11.224    $14.572     $17.719
Number of Units Outstanding, End of Period                                                        453     10,437      11,390
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.242
Number of Units Outstanding, End of Period                                                         --         --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.323     $12.695
Accumulation Unit Value, End of Period                                                        $10.323    $12.695     $14.050
Number of Units Outstanding, End of Period                                                     10,878     31,197      31,373
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.232     $16.885
Accumulation Unit Value, End of Period                                                        $11.232    $16.885     $20.692
Number of Units Outstanding, End of Period                                                          0      1,609       1,852
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.474     $13.607
Accumulation Unit Value, End of Period                                                        $10.474    $13.607     $15.848
Number of Units Outstanding, End of Period                                                     14,593     20,924      21,001
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.720     $12.897
Accumulation Unit Value, End of Period                                                        $10.720    $12.897     $14.540
Number of Units Outstanding, End of Period                                                          0      5,060       5,066
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.908
Number of Units Outstanding, End of Period                                                         --         --         926
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.359
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.892
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.140
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.123
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.059     $12.399
Accumulation Unit Value, End of Period                                                        $10.059    $12.399     $14.550
Number of Units Outstanding, End of Period                                                          0      4,239       4,420
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.695     $13.104
Accumulation Unit Value, End of Period                                                        $10.695    $13.104     $14.136
Number of Units Outstanding, End of Period                                                        153      9,097      11,489
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.281
Accumulation Unit Value, End of Period                                                             --    $12.281     $12.870
Number of Units Outstanding, End of Period                                                         --     26,077       2,587
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.106
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.147     $14.244
Accumulation Unit Value, End of Period                                                        $10.147    $14.244     $16.639
Number of Units Outstanding, End of Period                                                          0     12,244      13,506
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.660     $12.967
Accumulation Unit Value, End of Period                                                        $10.660    $12.967     $13.854
Number of Units Outstanding, End of Period                                                         77      5,984       7,175
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.176     $12.643
Accumulation Unit Value, End of Period                                                        $10.176    $12.643     $13.559
Number of Units Outstanding, End of Period                                                     11,494     34,724      38,680
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.353     $14.673
Accumulation Unit Value, End of Period                                                        $10.353    $14.673     $17.184
Number of Units Outstanding, End of Period                                                      8,227     13,718      15,455
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.550     $12.145
Accumulation Unit Value, End of Period                                                        $10.550    $12.145     $12.940
Number of Units Outstanding, End of Period                                                          0     13,837      16,673
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.387     $12.441
Accumulation Unit Value, End of Period                                                        $10.387    $12.441     $13.338
Number of Units Outstanding, End of Period                                                          0     13,599      15,165
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.797     $13.514
Accumulation Unit Value, End of Period                                                        $10.797    $13.514     $14.754
Number of Units Outstanding, End of Period                                                      1,878     15,891      15,695
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.723     $11.310
Accumulation Unit Value, End of Period                                                         $9.723    $11.310     $11.905
Number of Units Outstanding, End of Period                                                      6,728     10,784      11,366
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.740     $13.354
Accumulation Unit Value, End of Period                                                        $10.740    $13.354     $14.505
Number of Units Outstanding, End of Period                                                          0      9,598      12,246
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.184     $10.449
Accumulation Unit Value, End of Period                                                        $10.184    $10.449     $10.723
Number of Units Outstanding, End of Period                                                        486     14,322      15,953
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.603     $13.391
Accumulation Unit Value, End of Period                                                        $10.603    $13.391     $15.289
Number of Units Outstanding, End of Period                                                        243     10,052      10,322
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.406     $13.000
Accumulation Unit Value, End of Period                                                        $10.406    $13.000     $14.389
Number of Units Outstanding, End of Period                                                        283      8,406       9,042
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.984      $9.859
Accumulation Unit Value, End of Period                                                         $9.984     $9.859      $9.752
Number of Units Outstanding, End of Period                                                          0        702       1,275
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.378     $13.505
Accumulation Unit Value, End of Period                                                        $10.378    $13.505     $14.638
Number of Units Outstanding, End of Period                                                        176      5,370       5,271
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.203     $14.583
Accumulation Unit Value, End of Period                                                        $11.203    $14.583     $16.540
Number of Units Outstanding, End of Period                                                      8,003     15,054      14,139
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.641     $13.104
Accumulation Unit Value, End of Period                                                        $10.641    $13.104     $13.850
Number of Units Outstanding, End of Period                                                          0      2,544       2,129
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.514     $12.091
Accumulation Unit Value, End of Period                                                        $10.514    $12.091     $12.856
Number of Units Outstanding, End of Period                                                        262     14,321      14,654
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.469     $14.067
Accumulation Unit Value, End of Period                                                        $11.469    $14.067     $16.807
Number of Units Outstanding, End of Period                                                         34        339         296
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.371     $13.571
Accumulation Unit Value, End of Period                                                        $10.371    $13.571     $15.816
Number of Units Outstanding, End of Period                                                        627      7,681      10,807
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.108     $12.046
Accumulation Unit Value, End of Period                                                        $10.108    $12.046     $12.804
Number of Units Outstanding, End of Period                                                        459     20,952      22,622
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.119
Number of Units Outstanding, End of Period                                                         --         --         486
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.332
Number of Units Outstanding, End of Period                                                         --         --         890
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000     $9.409     $11.745
Accumulation Unit Value, End of Period                                                         $9.409    $11.745     $12.323
Number of Units Outstanding, End of Period                                                          0      1,027       1,239
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.652     $13.363
Accumulation Unit Value, End of Period                                                        $10.652    $13.363     $14.985
Number of Units Outstanding, End of Period                                                          0     11,979      14,234
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.880
Number of Units Outstanding, End of Period                                                         --          0         553
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $11.058     $13.883
Accumulation Unit Value, End of Period                                                        $11.058    $13.883     $15.016
Number of Units Outstanding, End of Period                                                          0      2,294       2,869
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.956
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.752
Number of Units Outstanding, End of Period                                                         --         --       8,359
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.727
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.081
Number of Units Outstanding, End of Period                                                         --          0         601
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.575
Accumulation Unit Value, End of Period                                                             --    $13.575     $15.872
Number of Units Outstanding, End of Period                                                         --        644       1,004
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.295
Number of Units Outstanding, End of Period                                                         --         --      29,767
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.288
Number of Units Outstanding, End of Period                                                         --         --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                  $10.000    $10.700     $14.520
Accumulation Unit Value, End of Period                                                        $10.700    $14.520     $19.414
Number of Units Outstanding, End of Period                                                          0     11,035      12,261

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                       2002       2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.713     $13.396
Accumulation Unit Value, End of Period                                                             --    $13.396     $14.553
Number of Units Outstanding, End of Period                                                         --     22,659      49,622
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.225
Number of Units Outstanding, End of Period                                                         --         --      10,514
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.520
Number of Units Outstanding, End of Period                                                         --         --       4,578
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.837     $15.549
Accumulation Unit Value, End of Period                                                             --    $15.549     $17.023
Number of Units Outstanding, End of Period                                                         --          0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.054     $14.567
Accumulation Unit Value, End of Period                                                             --    $14.567     $17.704
Number of Units Outstanding, End of Period                                                         --     19,781      18,540
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.239
Number of Units Outstanding, End of Period                                                         --         --       6,539
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.613     $12.690
Accumulation Unit Value, End of Period                                                             --    $12.690     $14.038
Number of Units Outstanding, End of Period                                                         --     22,322      52,477
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.691     $16.880
Accumulation Unit Value, End of Period                                                             --    $16.880     $20.674
Number of Units Outstanding, End of Period                                                         --      2,992       7,221
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.391     $13.603
Accumulation Unit Value, End of Period                                                             --    $13.603     $15.835
Number of Units Outstanding, End of Period                                                         --      8,491      13,035
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                       --    $11.599     $12.892
Accumulation Unit Value, End of Period                                                             --    $12.892     $14.528
Number of Units Outstanding, End of Period                                                         --          0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.906
Number of Units Outstanding, End of Period                                                         --         --       1,419
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.357
Number of Units Outstanding, End of Period                                                         --         --         204
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.891
Number of Units Outstanding, End of Period                                                         --         --       2,988
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.139
Number of Units Outstanding, End of Period                                                         --         --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.122
Number of Units Outstanding, End of Period                                                         --         --       3,778
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.351     $12.394
Accumulation Unit Value, End of Period                                                             --    $12.394     $14.538
Number of Units Outstanding, End of Period                                                         --      8,021      14,052
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --    $11.119     $13.099
Accumulation Unit Value, End of Period                                                             --    $13.099     $14.124
Number of Units Outstanding, End of Period                                                         --      6,384      21,613
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $12.281
Accumulation Unit Value, End of Period                                                             --    $12.281     $12.859
Number of Units Outstanding, End of Period                                                         --     26,077      51,210
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.100
Accumulation Unit Value, End of Period                                                             --         --     $10.105
Number of Units Outstanding, End of Period                                                         --         --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.093     $14.239
Accumulation Unit Value, End of Period                                                             --    $14.239     $16.624
Number of Units Outstanding, End of Period                                                         --      4,988      13,602
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.744     $12.962
Accumulation Unit Value, End of Period                                                             --    $12.962     $13.842
Number of Units Outstanding, End of Period                                                         --     13,984      27,226
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.474     $12.638
Accumulation Unit Value, End of Period                                                             --    $12.638     $13.547
Number of Units Outstanding, End of Period                                                         --     18,585      32,901
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.725     $14.725
Accumulation Unit Value, End of Period                                                             --    $14.668     $17.169
Number of Units Outstanding, End of Period                                                         --      5,831      13,951
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.258     $12.141
Accumulation Unit Value, End of Period                                                             --    $12.141     $12.929
Number of Units Outstanding, End of Period                                                         --     28,846      76,619
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.762     $12.437
Accumulation Unit Value, End of Period                                                             --    $12.437     $13.327
Number of Units Outstanding, End of Period                                                         --      6,340       8,003
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.004     $13.509
Accumulation Unit Value, End of Period                                                             --    $13.509     $14.742
Number of Units Outstanding, End of Period                                                         --     34,138      56,271
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.244     $11.306
Accumulation Unit Value, End of Period                                                             --    $11.306     $11.895
Number of Units Outstanding, End of Period                                                         --      6,953       4,382
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.877     $13.349
Accumulation Unit Value, End of Period                                                             --    $13.349     $14.492
Number of Units Outstanding, End of Period                                                         --      9,981      32,681
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.367     $10.446
Accumulation Unit Value, End of Period                                                             --    $10.446     $10.714
Number of Units Outstanding, End of Period                                                         --     30,780      78,911
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.586     $13.386
Accumulation Unit Value, End of Period                                                             --    $13.386     $15.276
Number of Units Outstanding, End of Period                                                         --     12,136      13,033
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.703     $12.996
Accumulation Unit Value, End of Period                                                             --    $12.996     $14.376
Number of Units Outstanding, End of Period                                                         --      5,204      11,083
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.947      $9.856
Accumulation Unit Value, End of Period                                                             --     $9.856      $9.743
Number of Units Outstanding, End of Period                                                         --     47,037      38,360
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.990     $13.500
Accumulation Unit Value, End of Period                                                             --    $13.500     $14.625
Number of Units Outstanding, End of Period                                                         --     11,085      12,348
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $11.332     $14.578
Accumulation Unit Value, End of Period                                                             --    $14.578     $16.526
Number of Units Outstanding, End of Period                                                         --      6,002      16,475
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $10.852     $13.100
Accumulation Unit Value, End of Period                                                             --    $13.100     $13.838
Number of Units Outstanding, End of Period                                                         --      6,830      13,312
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.693     $12.087
Accumulation Unit Value, End of Period                                                             --    $12.087     $12.845
Number of Units Outstanding, End of Period                                                         --     14,889      31,612
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                       --    $11.658     $14.062
Accumulation Unit Value, End of Period                                                             --    $14.062     $16.793
Number of Units Outstanding, End of Period                                                         --        892       2,390
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.809     $13.566
Accumulation Unit Value, End of Period                                                             --    $13.566     $15.802
Number of Units Outstanding, End of Period                                                         --      9,308       6,836
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.589     $12.402
Accumulation Unit Value, End of Period                                                             --    $12.402     $12.793
Number of Units Outstanding, End of Period                                                         --     33,995      54,462
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.115
Number of Units Outstanding, End of Period                                                         --         --       1,804
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.328
Number of Units Outstanding, End of Period                                                         --         --       8,237
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --     $9.939     $11.741
Accumulation Unit Value, End of Period                                                             --    $11.741     $12.313
Number of Units Outstanding, End of Period                                                         --      2,786       8,198
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.790     $13.359
Accumulation Unit Value, End of Period                                                             --    $13.359     $14.972
Number of Units Outstanding, End of Period                                                         --     15,649      29,135
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000      $9.875
Number of Units Outstanding, End of Period                                                         --          0      11,572
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $12.302     $13.302
Accumulation Unit Value, End of Period                                                             --    $13.878     $15.003
Number of Units Outstanding, End of Period                                                         --          2       7,215
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.952
Number of Units Outstanding, End of Period                                                         --         --       3,512
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $10.749
Number of Units Outstanding, End of Period                                                         --         --       9,098
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --      10.723
Number of Units Outstanding, End of Period                                                         --         --       4,029
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $10.000
Accumulation Unit Value, End of Period                                                             --    $10.000     $11.075
Number of Units Outstanding, End of Period                                                         --          0       6,978
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                       --    $10.000     $13.575
Accumulation Unit Value, End of Period                                                             --    $13.575     $15.858
Number of Units Outstanding, End of Period                                                         --        644       2,738
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.291
Number of Units Outstanding, End of Period                                                         --         --      20,717
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                       --         --     $10.000
Accumulation Unit Value, End of Period                                                             --         --     $11.284
Number of Units Outstanding, End of Period                                                         --         --       6,889
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                       --    $11.392     $14.515
Accumulation Unit Value, End of Period                                                             --    $14.515     $19.397
Number of Units Outstanding, End of Period                                                         --     11,406      17,660

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate  Advisor  Preferred  Contracts  with 5 Year  Withdrawal  Charge Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings Protection Death
Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.847      $13.384
Accumulation Unit Value, End of Period                                                     $10.847      $13.384      $14.532
Number of Units Outstanding, End of Period                                                       0          329          410
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.221
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.519
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.531      $15.535
Accumulation Unit Value, End of Period                                                     $11.531      $15.535      $16.999
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.222      $14.554
Accumulation Unit Value, End of Period                                                     $11.222      $14.554      $17.679
Number of Units Outstanding, End of Period                                                       0        1,473          760
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.235
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.321      $12.679
Accumulation Unit Value, End of Period                                                     $10.321      $12.679      $14.018
Number of Units Outstanding, End of Period                                                     360        2,416        1,489
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.229      $16.865
Accumulation Unit Value, End of Period                                                     $11.229      $16.865      $20.645
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.472      $13.591
Accumulation Unit Value, End of Period                                                     $10.472      $13.591      $15.812
Number of Units Outstanding, End of Period                                                       0          117          112
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.718      $12.881
Accumulation Unit Value, End of Period                                                     $10.718      $12.881      $14.507
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.905
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.356
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.889
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.137
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.120
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.057      $12.384
Accumulation Unit Value, End of Period                                                     $10.057      $12.384      $14.518
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.693      $13.087
Accumulation Unit Value, End of Period                                                     $10.693      $13.087      $14.150
Number of Units Outstanding, End of Period                                                       0        1,939        1,532
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.277
Accumulation Unit Value, End of Period                                                          --      $12.277      $12.848
Number of Units Outstanding, End of Period                                                      --          143          148
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.104
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.145      $14.227
Accumulation Unit Value, End of Period                                                     $10.145      $14.227      $16.601
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.658      $12.951
Accumulation Unit Value, End of Period                                                     $10.658      $12.951      $13.823
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.174      $12.627
Accumulation Unit Value, End of Period                                                     $10.174      $12.627      $13.528
Number of Units Outstanding, End of Period                                                     361          354          363
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.350      $14.655
Accumulation Unit Value, End of Period                                                     $10.350      $14.655      $17.145
Number of Units Outstanding, End of Period                                                       0          126          124
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.548      $12.130
Accumulation Unit Value, End of Period                                                     $10.548      $12.130      $12.911
Number of Units Outstanding, End of Period                                                     177        1,026        1,069
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.384      $12.384
Accumulation Unit Value, End of Period                                                     $10.384      $12.425      $13.308
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.794      $13.497
Accumulation Unit Value, End of Period                                                     $10.794      $13.497      $14.721
Number of Units Outstanding, End of Period                                                       0        1,883          886
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.720      $11.296
Accumulation Unit Value, End of Period                                                      $9.720      $11.296      $11.878
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.737      $13.337
Accumulation Unit Value, End of Period                                                     $10.737      $13.337      $14.472
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.182      $10.436
Accumulation Unit Value, End of Period                                                     $10.182      $10.436      $10.699
Number of Units Outstanding, End of Period                                                       0        1,771          641
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.601      $13.374
Accumulation Unit Value, End of Period                                                     $10.601      $13.374      $15.524
Number of Units Outstanding, End of Period                                                       0          432          363
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.404      $12.984
Accumulation Unit Value, End of Period                                                     $10.404      $12.984      $14.356
Number of Units Outstanding, End of Period                                                       0          935            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.981       $9.847
Accumulation Unit Value, End of Period                                                      $9.981       $9.847       $9.730
Number of Units Outstanding, End of Period                                                     186          227          251
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.375      $13.488
Accumulation Unit Value, End of Period                                                     $10.375      $13.488      $14.605
Number of Units Outstanding, End of Period                                                       0          496          524
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.200      $14.565
Accumulation Unit Value, End of Period                                                     $11.200      $14.565      $16.503
Number of Units Outstanding, End of Period                                                       0          125          120
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.639      $13.088
Accumulation Unit Value, End of Period                                                     $10.639      $13.088      $13.818
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.511      $12.076
Accumulation Unit Value, End of Period                                                     $10.511      $12.076      $12.827
Number of Units Outstanding, End of Period                                                     352          371          382
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.466      $14.049
Accumulation Unit Value, End of Period                                                     $11.466      $14.049      $16.770
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.369      $13.554
Accumulation Unit Value, End of Period                                                     $10.369      $13.554      $15.780
Number of Units Outstanding, End of Period                                                       0          299          237
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.106      $12.391
Accumulation Unit Value, End of Period                                                     $10.106      $12.391      $12.775
Number of Units Outstanding, End of Period                                                       0        1,298        1,351
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.111
Number of Units Outstanding, End of Period                                                      --           --          183
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.324
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.407      $11.731
Accumulation Unit Value, End of Period                                                      $9.407      $11.731      $12.295
Number of Units Outstanding, End of Period                                                       0        1,877        1,340
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.649      $13.347
Accumulation Unit Value, End of Period                                                     $10.649      $13.347      $14.951
Number of Units Outstanding, End of Period                                                       0          273          330
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.870
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.056      $13.865
Accumulation Unit Value, End of Period                                                     $11.056      $13.865      $14.982
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.948
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.745
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.720
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.069
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.570
Accumulation Unit Value, End of Period                                                          --      $13.570      $15.845
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.287
Number of Units Outstanding, End of Period                                                      --           --          352
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.281
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.697      $14.502
Accumulation Unit Value, End of Period                                                     $10.697      $14.502      $19.370
Number of Units Outstanding, End of Period                                                     174        1,296          637

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection
(Annual Increase) Option added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.846      $13.376
Accumulation Unit Value, End of Period                                                     $10.846      $13.376      $14.516
Number of Units Outstanding, End of Period                                                      32       36,844       26,930
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.217
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.517
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.530      $15.526
Accumulation Unit Value, End of Period                                                     $11.530      $15.526      $16.980
Number of Units Outstanding, End of Period                                                       0       13,159        4,549
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.220      $14.545
Accumulation Unit Value, End of Period                                                     $11.220      $14.545      $17.659
Number of Units Outstanding, End of Period                                                       0       12,422       16,972
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.232
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.320      $12.671
Accumulation Unit Value, End of Period                                                     $10.320      $12.671      $14.002
Number of Units Outstanding, End of Period                                                   1,334       26,147       26,690
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.228      $16.854
Accumulation Unit Value, End of Period                                                     $11.228      $16.854      $20.622
Number of Units Outstanding, End of Period                                                       0        1,488        5,267
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.471      $13.582
Accumulation Unit Value, End of Period                                                     $10.471      $13.582      $15.795
Number of Units Outstanding, End of Period                                                      34        4,752        4,679
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.716      $12.873
Accumulation Unit Value, End of Period                                                     $10.716      $12.873      $14.491
Number of Units Outstanding, End of Period                                                       0        4,177        4,345
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.904
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.355
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.888
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.136
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.119
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.056      $12.376
Accumulation Unit Value, End of Period                                                     $10.056      $12.376      $14.501
Number of Units Outstanding, End of Period                                                       0        2,175        7,858
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.692      $13.079
Accumulation Unit Value, End of Period                                                     $10.692      $13.079      $14.089
Number of Units Outstanding, End of Period                                                       0       11,312       12,882
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.273
Accumulation Unit Value, End of Period                                                          --      $12.273      $10.837
Number of Units Outstanding, End of Period                                                      --        2,652        6,822
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.102
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.144      $14.218
Accumulation Unit Value, End of Period                                                     $10.144      $14.218      $16.582
Number of Units Outstanding, End of Period                                                       0        8,938        9,732
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.657      $12.943
Accumulation Unit Value, End of Period                                                     $10.657      $12.943      $13.807
Number of Units Outstanding, End of Period                                                       0        3,401        5,394
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.173      $12.619
Accumulation Unit Value, End of Period                                                     $10.173      $12.619      $13.513
Number of Units Outstanding, End of Period                                                      34        8,901       12,366
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.349      $14.646
Accumulation Unit Value, End of Period                                                     $10.349      $14.646      $17.126
Number of Units Outstanding, End of Period                                                       0        7,932       28,896
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.547      $12.123
Accumulation Unit Value, End of Period                                                     $10.547      $12.123      $12.897
Number of Units Outstanding, End of Period                                                     370       18,129       27,572
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.383      $12.418
Accumulation Unit Value, End of Period                                                     $10.383      $12.418      $13.293
Number of Units Outstanding, End of Period                                                       0        5,518        5,671
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.793      $13.489
Accumulation Unit Value, End of Period                                                     $10.793      $13.489      $14.704
Number of Units Outstanding, End of Period                                                     247       19,850       14,926
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.719      $11.289
Accumulation Unit Value, End of Period                                                      $9.719      $11.289      $11.865
Number of Units Outstanding, End of Period                                                       0        1,796        1,851
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.736      $13.329
Accumulation Unit Value, End of Period                                                     $10.736      $13.329      $14.456
Number of Units Outstanding, End of Period                                                     326       18,164       19,389
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.180      $10.430
Accumulation Unit Value, End of Period                                                     $10.180      $10.430      $10.687
Number of Units Outstanding, End of Period                                                     301       26,169       36,766
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.600      $13.366
Accumulation Unit Value, End of Period                                                     $10.600      $13.366      $15.237
Number of Units Outstanding, End of Period                                                     484        8,868       13,224
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.403      $12.976
Accumulation Unit Value, End of Period                                                     $10.403      $12.976      $14.340
Number of Units Outstanding, End of Period                                                       0        2,496        2,731
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.980       $9.841
Accumulation Unit Value, End of Period                                                      $9.980       $9.841       $9.719
Number of Units Outstanding, End of Period                                                     802        2,748       19,628
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.374      $13.480
Accumulation Unit Value, End of Period                                                     $10.374      $13.480      $14.588
Number of Units Outstanding, End of Period                                                       0        9,047        1,092
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.199      $14.556
Accumulation Unit Value, End of Period                                                     $11.199      $14.556      $16.485
Number of Units Outstanding, End of Period                                                     158        4,822        2,609
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.638      $13.080
Accumulation Unit Value, End of Period                                                     $10.638      $13.080      $13.803
Number of Units Outstanding, End of Period                                                       0       14,551        3,961
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.510      $12.069
Accumulation Unit Value, End of Period                                                     $10.510      $12.069      $12.812
Number of Units Outstanding, End of Period                                                      33       15,756       15,292
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.465      $14.041
Accumulation Unit Value, End of Period                                                     $11.465      $14.041      $16.751
Number of Units Outstanding, End of Period                                                       0        1,246          933
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.368      $13.545
Accumulation Unit Value, End of Period                                                     $10.368      $13.545      $15.762
Number of Units Outstanding, End of Period                                                     310        6,993       35,603
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.105      $12.383
Accumulation Unit Value, End of Period                                                     $10.105      $12.383      $12.761
Number of Units Outstanding, End of Period                                                     279       33,452       58,750
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.107
Number of Units Outstanding, End of Period                                                      --           --        4,760
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.320
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.406      $11.724
Accumulation Unit Value, End of Period                                                      $9.406      $11.724      $12.282
Number of Units Outstanding, End of Period                                                       0        4,182        3,151
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.648      $13.338
Accumulation Unit Value, End of Period                                                     $10.648      $13.338      $14.934
Number of Units Outstanding, End of Period                                                      33        5,606        5,799
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.865
Number of Units Outstanding, End of Period                                                      --            0        5,947
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.055      $13.857
Accumulation Unit Value, End of Period                                                     $11.055      $13.857      $14.965
Number of Units Outstanding, End of Period                                                       0        3,702        6,640
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.944
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.741
Number of Units Outstanding, End of Period                                                      --           --        3,603
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.716
Number of Units Outstanding, End of Period                                                      --           --        1,550
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.064
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.566
Accumulation Unit Value, End of Period                                                          --      $13.566      $15.831
Number of Units Outstanding, End of Period                                                      --          870        3,202
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.283
Number of Units Outstanding, End of Period                                                      --           --        7,024
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.277
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.696      $14.493
Accumulation Unit Value, End of Period                                                     $10.696      $14.493      $19.348
Number of Units Outstanding, End of Period                                                       0        6,352        9,080

* The Allstate Advisor Provider Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 202. The Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003.
All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity
Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large
Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett
Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett
Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and
Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary
Protection (Annual Increase) Option, added prior to May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.704      $13.371
Accumulation Unit Value, End of Period                                                          --      $13.371      $14.504
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.214
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.516
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.827      $15.520
Accumulation Unit Value, End of Period                                                          --      $15.520      $16.966
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.045      $14.540
Accumulation Unit Value, End of Period                                                          --      $14.540      $17.644
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.228
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.605      $12.667
Accumulation Unit Value, End of Period                                                          --      $12.667      $13.990
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.681      $16.648
Accumulation Unit Value, End of Period                                                          --      $16.848      $20.604
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.383      $13.578
Accumulation Unit Value, End of Period                                                          --      $13.578      $15.781
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.589      $12.869
Accumulation Unit Value, End of Period                                                          --      $12.869      $14.479
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.902
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.353
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.886
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.134
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.117
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.342      $12.372
Accumulation Unit Value, End of Period                                                          --      $12.372      $14.489
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.110      $13.075
Accumulation Unit Value, End of Period                                                          --      $13.075      $14.077
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.268
Accumulation Unit Value, End of Period                                                          --      $12.268      $12.826
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.101
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.084      $14.213
Accumulation Unit Value, End of Period                                                          --      $14.213      $16.568
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.734      $12.938
Accumulation Unit Value, End of Period                                                          --      $12.938      $13.795
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.466      $12.615
Accumulation Unit Value, End of Period                                                          --      $12.615      $13.501
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.716      $14.641
Accumulation Unit Value, End of Period                                                          --      $14.641      $17.111
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.249      $12.119
Accumulation Unit Value, End of Period                                                          --      $12.119      $12.886
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.754      $12.414
Accumulation Unit Value, End of Period                                                          --      $12.414      $13.282
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.995      $13.484
Accumulation Unit Value, End of Period                                                          --      $13.484      $14.692
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.235      $11.285
Accumulation Unit Value, End of Period                                                          --      $11.285      $11.855
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.868      $13.324
Accumulation Unit Value, End of Period                                                          --      $13.324      $14.443
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.358      $10.426
Accumulation Unit Value, End of Period                                                          --      $10.426      $10.677
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.577      $13.361
Accumulation Unit Value, End of Period                                                          --      $13.361      $15.224
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.694      $12.972
Accumulation Unit Value, End of Period                                                          --      $12.972      $14.328
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.939       $9.838
Accumulation Unit Value, End of Period                                                          --       $9.838       $9.710
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.981      $13.475
Accumulation Unit Value, End of Period                                                          --      $13.475      $14.576
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.323      $14.551
Accumulation Unit Value, End of Period                                                          --      $14.551      $16.471
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.843      $13.075
Accumulation Unit Value, End of Period                                                          --      $13.075      $13.791
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.684      $12.064
Accumulation Unit Value, End of Period                                                          --      $12.064      $12.801
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.649      $14.036
Accumulation Unit Value, End of Period                                                          --      $14.036      $16.737
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.800      $13.541
Accumulation Unit Value, End of Period                                                          --      $13.541      $15.749
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.580      $12.379
Accumulation Unit Value, End of Period                                                          --      $12.379      $12.750
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.103
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.316
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.931      $11.720
Accumulation Unit Value, End of Period                                                          --      $11.720      $12.271
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.781      $13.334
Accumulation Unit Value, End of Period                                                          --      $13.334      $14.922
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.860
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.292      $13.852
Accumulation Unit Value, End of Period                                                          --      $13.852      $14.953
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.941
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.738
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.712
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.058
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.561
Accumulation Unit Value, End of Period                                                          --      $13.561      $15.818
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.280
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.273
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.382      $14.488
Accumulation Unit Value, End of Period                                                          --      $14.488      $14.488
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending December 31,                                     2002         2003     2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.844  $13.359
Accumulation Unit Value, End of Period                                                      $10.844      $13.359  $14.483
Number of Units Outstanding, End of Period                                                        0            0        0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.210
Number of Units Outstanding, End of Period                                                       --           --        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.515
Number of Units Outstanding, End of Period                                                       --           --        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.528  $15.507
Accumulation Unit Value, End of Period                                                      $11.528      $15.507  $16.942
Number of Units Outstanding, End of Period                                                        0            0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.218  $14.527
Accumulation Unit Value, End of Period                                                      $11.218      $14.527  $17.619
Number of Units Outstanding, End of Period                                                        0           39       45
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.225
Number of Units Outstanding, End of Period                                                       --           --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.318  $12.656
Accumulation Unit Value, End of Period                                                      $10.318      $12.656  $13.971
Number of Units Outstanding, End of Period                                                        0        1,641    1,601
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.226  $16.833
Accumulation Unit Value, End of Period                                                      $11.226      $16.833  $20.576
Number of Units Outstanding, End of Period                                                        0            0        0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.468  $13.565
Accumulation Unit Value, End of Period                                                      $10.468      $13.565  $15.759
Number of Units Outstanding, End of Period                                                        0            0        0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.714  $12.857
Accumulation Unit Value, End of Period                                                      $10.714      $12.857  $14.458
Number of Units Outstanding, End of Period                                                        0            0        0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.901
Number of Units Outstanding, End of Period                                                       --           --        0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.352
Number of Units Outstanding, End of Period                                                       --           --        0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.885
Number of Units Outstanding, End of Period                                                       --           --        0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.133
Number of Units Outstanding, End of Period                                                       --           --        0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.116
Number of Units Outstanding, End of Period                                                       --           --        0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.054  $12.361
Accumulation Unit Value, End of Period                                                      $10.054      $12.361  $14.469
Number of Units Outstanding, End of Period                                                        0            0        0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.689  $13.063
Accumulation Unit Value, End of Period                                                      $10.689      $13.063  $14.057
Number of Units Outstanding, End of Period                                                        0           80       92
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --      $10.000  $12.264
Accumulation Unit Value, End of Period                                                           --      $12.264  $12.815
Number of Units Outstanding, End of Period                                                       --        1,703    1,751
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.100
Number of Units Outstanding, End of Period                                                       --           --        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.141  $14.200
Accumulation Unit Value, End of Period                                                      $10.141      $14.200  $16.545
Number of Units Outstanding, End of Period                                                        0            0        0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.654  $12.927
Accumulation Unit Value, End of Period                                                      $10.654      $12.927  $13.776
Number of Units Outstanding, End of Period                                                        0        1,576    1,602
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.170  $12.604
Accumulation Unit Value, End of Period                                                      $10.170      $12.604  $13.482
Number of Units Outstanding, End of Period                                                    4,651        4,755    4,879
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.347  $14.628
Accumulation Unit Value, End of Period                                                      $10.347      $14.628  $17.087
Number of Units Outstanding, End of Period                                                        0            0        0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.544  $12.108
Accumulation Unit Value, End of Period                                                      $10.544      $12.108  $12.868
Number of Units Outstanding, End of Period                                                        0          122      142
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.381  $12.402
Accumulation Unit Value, End of Period                                                      $10.381      $12.402  $13.263
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.791  $13.472
Accumulation Unit Value, End of Period                                                      $10.791      $13.472  $14.671
Number of Units Outstanding, End of Period                                                    4,419        4,460    4,393
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.717  $11.275
Accumulation Unit Value, End of Period                                                       $9.717      $11.275  $11.838
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.734  $13.312
Accumulation Unit Value, End of Period                                                      $10.734      $13.312  $14.423
Number of Units Outstanding, End of Period                                                    4,683        4,351    4,384
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.178  $10.417
Accumulation Unit Value, End of Period                                                      $10.178      $10.417  $10.662
Number of Units Outstanding, End of Period                                                        0          178      208
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.597  $13.350
Accumulation Unit Value, End of Period                                                      $10.597      $13.350  $15.203
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.400  $12.960
Accumulation Unit Value, End of Period                                                      $10.400      $12.960  $14.308
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.978   $9.829
Accumulation Unit Value, End of Period                                                       $9.978       $9.829   $9.697
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.372  $13.463
Accumulation Unit Value, End of Period                                                      $10.372      $13.463  $14.556
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.197  $14.538
Accumulation Unit Value, End of Period                                                      $11.197      $14.538  $16.447
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.635  $13.064
Accumulation Unit Value, End of Period                                                      $10.635      $13.064  $13.772
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.508  $12.054
Accumulation Unit Value, End of Period                                                      $10.508      $12.054  $12.784
Number of Units Outstanding, End of Period                                                    4,623        5,035    5,197
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.462  $14.023
Accumulation Unit Value, End of Period                                                      $11.462      $14.023  $16.713
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.365  $13.529
Accumulation Unit Value, End of Period                                                      $10.365      $13.529  $15.727
Number of Units Outstanding, End of Period                                                        0            0        0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.102  $12.368
Accumulation Unit Value, End of Period                                                      $10.102      $12.368  $12.732
Number of Units Outstanding, End of Period                                                        0            0        0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.100
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.312
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.404  $11.709
Accumulation Unit Value, End of Period                                                       $9.404      $11.709  $12.254
Number of Units Outstanding, End of Period                                                    4,867        1,144    1,215
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.646  $13.322
Accumulation Unit Value, End of Period                                                      $10.646      $13.322  $14.901
Number of Units Outstanding, End of Period                                                        0       13,280   12,635
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --      $10.000  $10.000
Accumulation Unit Value, End of Period                                                           --      $10.000   $9.855
Number of Units Outstanding, End of Period                                                       --            0        0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.052  $13.840
Accumulation Unit Value, End of Period                                                      $11.052      $13.840  $14.932
Number of Units Outstanding, End of Period                                                        0            0        0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.937
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.734
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $10.709
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                     --      $10.000  $10.000
Accumulation Unit Value, End of Period                                                           --      $10.000  $11.052
Number of Units Outstanding, End of Period                                                       --            0        0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --      $10.000  $13.556
Accumulation Unit Value, End of Period                                                           --      $13.556  $15.804
Number of Units Outstanding, End of Period                                                       --          983      948
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.276
Number of Units Outstanding, End of Period                                                       --           --       64
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --  $10.000
Accumulation Unit Value, End of Period                                                           --           --  $11.269
Number of Units Outstanding, End of Period                                                       --           --        0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.694  $14.475
Accumulation Unit Value, End of Period                                                      $10.694      $14.475  $19.305
Number of Units Outstanding, End of Period                                                        0          590      530

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at
0.15% under the Contracts on October 14, 2002, except for the Oppenheimer
Capital Appreciation and Van Kampen UIF Small Company Growth Variable
Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                              2002        2003     2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.704  $13.358
Accumulation Unit Value, End of Period                                                    --     $13.358  $14.467
Number of Units Outstanding, End of Period                                                --       6,579   18,864
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.202
Number of Units Outstanding, End of Period                                                --          --        0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.512
Number of Units Outstanding, End of Period                                                --          --        0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                              --     $11.827  $15.504
Accumulation Unit Value, End of Period                                                    --     $15.504  $16.922
Number of Units Outstanding, End of Period                                                --           0        0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.045  $14.525
Accumulation Unit Value, End of Period                                                    --     $14.525  $17.599
Number of Units Outstanding, End of Period                                                --       1,725    3,805
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.218
Number of Units Outstanding, End of Period                                                --          --        0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.605  $12.654
Accumulation Unit Value, End of Period                                                    --     $12.654  $13.955
Number of Units Outstanding, End of Period                                                --       1,899    4,849
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.681  $16.831
Accumulation Unit Value, End of Period                                                    --     $16.831  $20.552
Number of Units Outstanding, End of Period                                                --       1,432    5,294
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.383  $13.564
Accumulation Unit Value, End of Period                                                    --     $13.564  $15.741
Number of Units Outstanding, End of Period                                                --         642      812
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                              --     $11.589  $12.855
Accumulation Unit Value, End of Period                                                    --     $12.855  $14.442
Number of Units Outstanding, End of Period                                                --           0        0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.898
Number of Units Outstanding, End of Period                                                --          --        0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.349
Number of Units Outstanding, End of Period                                                --          --        0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.882
Number of Units Outstanding, End of Period                                                --          --        0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.130
Number of Units Outstanding, End of Period                                                --          --        0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.113
Number of Units Outstanding, End of Period                                                --          --    3,224
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.342  $12.359
Accumulation Unit Value, End of Period                                                    --     $12.359  $14.452
Number of Units Outstanding, End of Period                                                --         265    3,028
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                              --     $11.110  $13.061
Accumulation Unit Value, End of Period                                                    --     $13.061  $14.041
Number of Units Outstanding, End of Period                                                --           0    2,556
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.000  $12.256
Accumulation Unit Value, End of Period                                                    --     $12.256  $12.794
Number of Units Outstanding, End of Period                                                --       4,368    9,206
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.097
Number of Units Outstanding, End of Period                                                --          --        0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.084  $14.198
Accumulation Unit Value, End of Period                                                    --     $14.198  $16.526
Number of Units Outstanding, End of Period                                                --         948    3,189
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.734  $12.925
Accumulation Unit Value, End of Period                                                    --     $12.925  $13.760
Number of Units Outstanding, End of Period                                                --       2,423    3,558
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.465  $12.602
Accumulation Unit Value, End of Period                                                    --     $12.602  $13.467
Number of Units Outstanding, End of Period                                                --       2,935   17,826
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.716  $14.626
Accumulation Unit Value, End of Period                                                    --     $14.626  $17.067
Number of Units Outstanding, End of Period                                                --       2,529    4,820
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.249  $12.106
Accumulation Unit Value, End of Period                                                    --     $12.106  $12.853
Number of Units Outstanding, End of Period                                                --       1,295    3,186
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.754  $12.401
Accumulation Unit Value, End of Period                                                    --     $12.401  $13.248
Number of Units Outstanding, End of Period                                                --           0        0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.995  $13.470
Accumulation Unit Value, End of Period                                                    --     $13.470  $14.654
Number of Units Outstanding, End of Period                                                --       4,250    4,155
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                              --     $10.235  $11.274
Accumulation Unit Value, End of Period                                                    --     $11.274  $11.825
Number of Units Outstanding, End of Period                                                --       1,030    1,595
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.868  $13.311
Accumulation Unit Value, End of Period                                                    --     $13.311  $14.407
Number of Units Outstanding, End of Period                                                --       2,675    5,735
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.358  $10.416
Accumulation Unit Value, End of Period                                                    --     $10.416  $10.650
Number of Units Outstanding, End of Period                                                --       1,522      799
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.577  $13.348
Accumulation Unit Value, End of Period                                                    --     $13.348  $15.185
Number of Units Outstanding, End of Period                                                --       1,036    1,188
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.694  $12.958
Accumulation Unit Value, End of Period                                                    --     $12.958  $14.291
Number of Units Outstanding, End of Period                                                --           0        0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                              --      $9.939   $9.828
Accumulation Unit Value, End of Period                                                    --      $9.828   $9.686
Number of Units Outstanding, End of Period                                                --       2,102    2,918
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                              --     $10.981  $13.461
Accumulation Unit Value, End of Period                                                    --     $13.461  $14.539
Number of Units Outstanding, End of Period                                                --       3,369    5,646
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $11.323  $14.536
Accumulation Unit Value, End of Period                                                    --     $14.536  $16.428
Number of Units Outstanding, End of Period                                                --       3,089    3,533
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                              --     $10.843  $13.062
Accumulation Unit Value, End of Period                                                    --     $13.062  $13.756
Number of Units Outstanding, End of Period                                                --         845        0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.684  $12.052
Accumulation Unit Value, End of Period                                                    --     $12.052  $12.769
Number of Units Outstanding, End of Period                                                --       1,126    1,043
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                              --     $11.649  $14.021
Accumulation Unit Value, End of Period                                                    --     $14.021  $16.694
Number of Units Outstanding, End of Period                                                --         687      809
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.800  $13.527
Accumulation Unit Value, End of Period                                                    --     $13.527  $15.709
Number of Units Outstanding, End of Period                                                --       1,322    3,475
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.580  $12.366
Accumulation Unit Value, End of Period                                                    --     $12.366  $12.717
Number of Units Outstanding, End of Period                                                --       4,181    6,965
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.092
Number of Units Outstanding, End of Period                                                --          --    1,549
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.305
Number of Units Outstanding, End of Period                                                --          --        0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                              --      $9.931  $11.708
Accumulation Unit Value, End of Period                                                    --     $11.708  $12.240
Number of Units Outstanding, End of Period                                                --       3,843    3,800
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.781  $13.320
Accumulation Unit Value, End of Period                                                    --     $13.320  $14.883
Number of Units Outstanding, End of Period                                                --       1,295    1,602
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                              --     $10.000  $10.000
Accumulation Unit Value, End of Period                                                    --     $10.000   $9.845
Number of Units Outstanding, End of Period                                                --           0      937
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                              --     $12.292  $13.838
Accumulation Unit Value, End of Period                                                    --     $13.838  $14.914
Number of Units Outstanding, End of Period                                                --         302      728
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.929
Number of Units Outstanding, End of Period                                                --          --        0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.727
Number of Units Outstanding, End of Period                                                --          --    5,451
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $10.701
Number of Units Outstanding, End of Period                                                --          --        0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                              --     $10.000  $10.000
Accumulation Unit Value, End of Period                                                    --     $10.000  $11.041
Number of Units Outstanding, End of Period                                                --           0        0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                              --     $10.000  $13.547
Accumulation Unit Value, End of Period                                                    --     $13.547  $15.778
Number of Units Outstanding, End of Period                                                --           0      138
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.268
Number of Units Outstanding, End of Period                                                --          --   11,641
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                              --          --  $10.000
Accumulation Unit Value, End of Period                                                    --          --  $11.261
Number of Units Outstanding, End of Period                                                --          --        0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                              --     $11.382  $14.473
Accumulation Unit Value, End of Period                                                    --     $14.473  $19.283
Number of Units Outstanding, End of Period                                                --         567    3,106

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to
May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.698      $13.355
Accumulation Unit Value, End of Period                                                          --      $13.355      $14.471
Number of Units Outstanding, End of Period                                                      --        2,441            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.206
Number of Units Outstanding, End of Period                                                      --           --          487
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.513
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.821      $15.501
Accumulation Unit Value, End of Period                                                          --      $15.501      $16.928
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.039      $14.522
Accumulation Unit Value, End of Period                                                          --      $14.522      $17.604
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.221
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.599      $12.651
Accumulation Unit Value, End of Period                                                          --      $12.651      $13.959
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.674      $16.828
Accumulation Unit Value, End of Period                                                          --      $16.828      $20.558
Number of Units Outstanding, End of Period                                                      --        1,937            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.377      $13.561
Accumulation Unit Value, End of Period                                                          --      $13.561      $15.746
Number of Units Outstanding, End of Period                                                      --            0          179
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.583      $12.853
Accumulation Unit Value, End of Period                                                          --      $12.853      $14.446
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.899
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.351
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.884
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.132
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.115
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.337      $12.356
Accumulation Unit Value, End of Period                                                          --      $12.356      $14.456
Number of Units Outstanding, End of Period                                                      --        2,638            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.104      $13.059
Accumulation Unit Value, End of Period                                                          --      $13.059      $14.045
Number of Units Outstanding, End of Period                                                      --        2,496            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.260
Accumulation Unit Value, End of Period                                                          --      $12.260      $12.805
Number of Units Outstanding, End of Period                                                      --        2,809          636
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.099
Number of Units Outstanding, End of Period                                                      --           --          636
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.079      $14.195
Accumulation Unit Value, End of Period                                                          --      $14.195      $16.531
Number of Units Outstanding, End of Period                                                      --        2,297            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.727      $12.922
Accumulation Unit Value, End of Period                                                          --      $12.922      $13.764
Number of Units Outstanding, End of Period                                                      --            0          443
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.460      $12.599
Accumulation Unit Value, End of Period                                                          --      $12.599      $13.471
Number of Units Outstanding, End of Period                                                      --        2,587          452
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.710      $14.623
Accumulation Unit Value, End of Period                                                          --      $14.623      $17.072
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.243      $12.104
Accumulation Unit Value, End of Period                                                          --      $12.104      $12.857
Number of Units Outstanding, End of Period                                                      --          221        1,877
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.748      $12.398
Accumulation Unit Value, End of Period                                                          --      $12.398      $13.252
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.989      $13.468
Accumulation Unit Value, End of Period                                                          --      $13.468      $14.659
Number of Units Outstanding, End of Period                                                      --          138          276
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.230      $11.271
Accumulation Unit Value, End of Period                                                          --      $11.271      $11.828
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.861      $13.308
Accumulation Unit Value, End of Period                                                          --      $13.308      $14.411
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.352      $10.414
Accumulation Unit Value, End of Period                                                          --      $10.414      $10.653
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.571      $13.345
Accumulation Unit Value, End of Period                                                          --      $13.345      $15.190
Number of Units Outstanding, End of Period                                                      --          143          282
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.688      $12.956
Accumulation Unit Value, End of Period                                                          --      $12.956      $14.296
Number of Units Outstanding, End of Period                                                      --            0          124
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.933       $9.823
Accumulation Unit Value, End of Period                                                          --       $9.823       $9.689
Number of Units Outstanding, End of Period                                                      --            0        1,257
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.975      $13.459
Accumulation Unit Value, End of Period                                                          --      $13.459      $14.543
Number of Units Outstanding, End of Period                                                      --        2,422            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.317      $14.533
Accumulation Unit Value, End of Period                                                          --      $14.533      $16.433
Number of Units Outstanding, End of Period                                                      --        2,374          258
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.837      $13.059
Accumulation Unit Value, End of Period                                                          --      $13.059      $13.760
Number of Units Outstanding, End of Period                                                      --          140          284
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.678      $12.050
Accumulation Unit Value, End of Period                                                          --      $12.050      $12.773
Number of Units Outstanding, End of Period                                                      --            0          477
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.642      $14.019
Accumulation Unit Value, End of Period                                                          --      $14.019      $16.699
Number of Units Outstanding, End of Period                                                      --          132          265
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.794      $13.524
Accumulation Unit Value, End of Period                                                          --      $13.524      $15.713
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.574      $12.363
Accumulation Unit Value, End of Period                                                          --      $12.363      $12.721
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.096
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.309
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.925      $11.705
Accumulation Unit Value, End of Period                                                          --      $11.705      $12.243
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.775      $13.317
Accumulation Unit Value, End of Period                                                          --      $13.317      $14.888
Number of Units Outstanding, End of Period                                                      --          210          420
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.850
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.285      $13.835
Accumulation Unit Value, End of Period                                                          --      $13.835      $14,919
Number of Units Outstanding, End of Period                                                      --            0          408
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.933
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.730
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.705
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.047
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.552
Accumulation Unit Value, End of Period                                                          --      $13.552      $15.791
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.272
Number of Units Outstanding, End of Period                                                      --           --          540
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.265
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.376      $14.376
Accumulation Unit Value, End of Period                                                          --      $14.470      $19.288
Number of Units Outstanding, End of Period                                                      --          127          254

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2023, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.840      $13.335
Accumulation Unit Value, End of Period                                                     $10.840      $13.335      $14.434
Number of Units Outstanding, End of Period                                                       0            0        2,037
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.198
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.511
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.524      $15.478
Accumulation Unit Value, End of Period                                                     $11.524      $15.478      $16.885
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.214      $14.500
Accumulation Unit Value, End of Period                                                     $11.214      $14.500      $17.560
Number of Units Outstanding, End of Period                                                       0          246          804
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.214
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.314      $12.632
Accumulation Unit Value, End of Period                                                     $10.314      $12.632      $13.923
Number of Units Outstanding, End of Period                                                       0          893        4,939
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.222      $16.802
Accumulation Unit Value, End of Period                                                     $11.222      $16.802      $20.506
Number of Units Outstanding, End of Period                                                       0            0          232
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.465      $13.540
Accumulation Unit Value, End of Period                                                     $10.465      $13.540      $15.706
Number of Units Outstanding, End of Period                                                       0           88          848
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.711      $12.833
Accumulation Unit Value, End of Period                                                     $10.711      $12.833      $14.409
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.897
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.348
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.881
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.129
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.112
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.050      $12.338
Accumulation Unit Value, End of Period                                                     $10.050      $12.338      $14.420
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.686      $13.039
Accumulation Unit Value, End of Period                                                     $10.686      $13.039      $14.009
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.252
Accumulation Unit Value, End of Period                                                          --      $12.252      $12.783
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.096
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.138      $14.174
Accumulation Unit Value, End of Period                                                     $10.138      $14.174      $16.489
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.651      $12.903
Accumulation Unit Value, End of Period                                                     $10.651      $12.903      $13.729
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.167      $12.580
Accumulation Unit Value, End of Period                                                     $10.167      $12.580      $13.437
Number of Units Outstanding, End of Period                                                       0        4,645        4,427
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.344      $14.601
Accumulation Unit Value, End of Period                                                     $10.344      $14.601      $17.029
Number of Units Outstanding, End of Period                                                       0        3,882        1,547
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.541      $12.085
Accumulation Unit Value, End of Period                                                     $10.541      $12.085      $12.824
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.378      $12.379
Accumulation Unit Value, End of Period                                                     $10.378      $12.379      $13.218
Number of Units Outstanding, End of Period                                                       0            0        1,421
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.787      $13.447
Accumulation Unit Value, End of Period                                                     $10.787      $13.447      $16.622
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.714      $11.254
Accumulation Unit Value, End of Period                                                      $9.714      $11.254      $11.798
Number of Units Outstanding, End of Period                                                       0          209          284
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.730      $13.288
Accumulation Unit Value, End of Period                                                     $10.730      $13.288      $14.374
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.175      $10.398
Accumulation Unit Value, End of Period                                                     $10.175      $10.398      $10.626
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.594      $13.594
Accumulation Unit Value, End of Period                                                     $10.594      $13.325      $15.152
Number of Units Outstanding, End of Period                                                       0            0        1,383
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.397      $12.936
Accumulation Unit Value, End of Period                                                     $10.397      $12.936      $14.259
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.975       $9.811
Accumulation Unit Value, End of Period                                                      $9.975       $9.811       $9.664
Number of Units Outstanding, End of Period                                                       0            0          659
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.369      $13.369
Accumulation Unit Value, End of Period                                                     $10.369      $13.438      $14.506
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.193      $14.511
Accumulation Unit Value, End of Period                                                     $11.193      $14.511      $16.392
Number of Units Outstanding, End of Period                                                       0          492        1,706
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.632      $13.039
Accumulation Unit Value, End of Period                                                     $10.632      $13.039      $13.725
Number of Units Outstanding, End of Period                                                       0        3,770        1,199
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.504      $12.031
Accumulation Unit Value, End of Period                                                     $10.504      $12.031      $12.740
Number of Units Outstanding, End of Period                                                       0          390          519
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.459      $13.997
Accumulation Unit Value, End of Period                                                     $11.459      $13.997      $16.657
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.362      $13.504
Accumulation Unit Value, End of Period                                                     $10.362      $13.504      $15.674
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.099      $12.345
Accumulation Unit Value, End of Period                                                     $10.099      $12.345      $12.689
Number of Units Outstanding, End of Period                                                       0          379          521
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.088
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.301
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.401      $11.687
Accumulation Unit Value, End of Period                                                      $9.401      $11.687      $12.212
Number of Units Outstanding, End of Period                                                       0          399          543
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.642      $13.297
Accumulation Unit Value, End of Period                                                     $10.642      $13.297      $14.850
Number of Units Outstanding, End of Period                                                       0        3,961        3,901
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.840
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.049      $13.814
Accumulation Unit Value, End of Period                                                     $11.049      $13.814      $14.881
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.926
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.723
Number of Units Outstanding, End of Period                                                      --           --        1,891
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.698
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.036
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.543
Accumulation Unit Value, End of Period                                                          --      $13.543      $15.764
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.264
Number of Units Outstanding, End of Period                                                      --           --        1,761
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.258
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.690      $14.690
Accumulation Unit Value, End of Period                                                     $10.690      $14.448      $19.240
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.690      $13.330
Accumulation Unit Value, End of Period                                                          --      $13.330      $14.422
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.194
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.509
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.811      $15.472
Accumulation Unit Value, End of Period                                                          --      $15.472      $16.780
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.030      $14.495
Accumulation Unit Value, End of Period                                                          --      $14.495      $17.545
Number of Units Outstanding, End of Period                                                      --          157          140
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.211
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.590      $12.628
Accumulation Unit Value, End of Period                                                          --      $12.628      $13.912
Number of Units Outstanding, End of Period                                                      --          177          177
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.665      $16.796
Accumulation Unit Value, End of Period                                                          --      $16.796      $20.488
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.368      $13.536
Accumulation Unit Value, End of Period                                                          --      $13.536      $15.692
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.573      $12.829
Accumulation Unit Value, End of Period                                                          --      $12.829      $14.397
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.895
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.347
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.880
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.127
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.110
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.328      $12.333
Accumulation Unit Value, End of Period                                                          --      $12.333      $14.407
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.095      $13.034
Accumulation Unit Value, End of Period                                                          --      $13.034      $13.998
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.248
Accumulation Unit Value, End of Period                                                          --      $12.248      $12.772
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.095
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.070      $14.169
Accumulation Unit Value, End of Period                                                          --      $14.169      $16.475
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.718      $12.898
Accumulation Unit Value, End of Period                                                          --      $12.898      $13.718
Number of Units Outstanding, End of Period                                                      --          340          350
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.451      $12.576
Accumulation Unit Value, End of Period                                                          --      $12.576      $13.425
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.701      $14.596
Accumulation Unit Value, End of Period                                                          --      $14.596      $17.015
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.233      $12.081
Accumulation Unit Value, End of Period                                                          --      $12.081      $12.813
Number of Units Outstanding, End of Period                                                      --          724          757
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.739      $12.375
Accumulation Unit Value, End of Period                                                          --      $12.375      $13.207
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.980      $13.443
Accumulation Unit Value, End of Period                                                          --      $13.443      $14.609
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.221      $11.251
Accumulation Unit Value, End of Period                                                          --      $11.251      $11.788
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.851      $13.283
Accumulation Unit Value, End of Period                                                          --      $13.283      $14.362
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.344      $10.394
Accumulation Unit Value, End of Period                                                          --      $10.394      $10.617
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.562      $13.320
Accumulation Unit Value, End of Period                                                          --      $13.320      $15.139
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.679      $12.931
Accumulation Unit Value, End of Period                                                          --      $12.931      $14.247
Number of Units Outstanding, End of Period                                                      --          345          347
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.925       $9.807
Accumulation Unit Value, End of Period                                                          --       $9.807       $9.656
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.966      $13.434
Accumulation Unit Value, End of Period                                                          --      $13.434      $14.494
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.307      $14.506
Accumulation Unit Value, End of Period                                                          --      $14.506      $16.378
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.828      $13.035
Accumulation Unit Value, End of Period                                                          --      $13.035      $13.713
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.669      $12.027
Accumulation Unit Value, End of Period                                                          --      $12.027      $12.729
Number of Units Outstanding, End of Period                                                      --        1,476        1,519
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.633      $13.993
Accumulation Unit Value, End of Period                                                          --      $13.993      $16.642
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.785      $13.499
Accumulation Unit Value, End of Period                                                          --      $13.499      $15.660
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.566      $12.341
Accumulation Unit Value, End of Period                                                          --      $12.341      $12.678
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.084
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.297
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.917      $11.683
Accumulation Unit Value, End of Period                                                          --      $11.683      $12.202
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.766      $13.292
Accumulation Unit Value, End of Period                                                          --      $13.292      $14.838
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.835
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.275      $13.809
Accumulation Unit Value, End of Period                                                          --      $13.809      $14.868
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.922
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.719
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.694
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.030
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.538
Accumulation Unit Value, End of Period                                                          --      $13.538      $15.751
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.260
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.254
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.366      $14.443
Accumulation Unit Value, End of Period                                                          --      $14.443      $19.223
Number of Units Outstanding, End of Period                                                      --          305          257

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on under the Contracts on October 14, 2002. The
MAV Death Benefit Option at 0.20% was first offered on under the Contracts on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered
October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen
UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen
UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.
















Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.837      $13.310
Accumulation Unit Value, End of Period                                                     $10.837      $13.310      $14.385
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.187
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.507
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.520      $15.449
Accumulation Unit Value, End of Period                                                     $11.520      $15.449      $16.827
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.211      $14.473
Accumulation Unit Value, End of Period                                                     $11.211      $14.473      $17.500
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.204
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.311      $12.609
Accumulation Unit Value, End of Period                                                     $10.311      $12.609      $13.876
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.218      $16.771
Accumulation Unit Value, End of Period                                                     $11.218      $16.771      $20.437
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.462      $13.515
Accumulation Unit Value, End of Period                                                     $10.462      $13.515      $15.653
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.707      $12.809
Accumulation Unit Value, End of Period                                                     $10.707      $12.809      $14.361
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.893
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.344
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.877
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.125
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.108
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.047      $12.314
Accumulation Unit Value, End of Period                                                     $10.047      $12.314      $14.371
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.682      $13.015
Accumulation Unit Value, End of Period                                                     $10.682      $13.015      $13.962
Number of Units Outstanding, End of Period                                                       0        3,513        5,350
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.239
Accumulation Unit Value, End of Period                                                          --      $12.239      $12.750
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.092
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.135      $14.147
Accumulation Unit Value, End of Period                                                     $10.135      $14.147      $16.433
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.647      $12.879
Accumulation Unit Value, End of Period                                                     $10.647      $12.879      $13.683
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.164      $12.557
Accumulation Unit Value, End of Period                                                     $10.164      $12.557      $13.391
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.340      $14.574
Accumulation Unit Value, End of Period                                                     $10.340      $14.574      $16.972
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.537      $12.063
Accumulation Unit Value, End of Period                                                     $10.537      $12.063      $12.781
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.374      $12.356
Accumulation Unit Value, End of Period                                                     $10.374      $12.356      $13.173
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.784      $13.422
Accumulation Unit Value, End of Period                                                     $10.784      $13.422      $14.572
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.711      $11.233
Accumulation Unit Value, End of Period                                                      $9.711      $11.233      $11.758
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.727      $13.263
Accumulation Unit Value, End of Period                                                     $10.727      $13.263      $14.326
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.172      $10.378
Accumulation Unit Value, End of Period                                                     $10.172      $10.378      $10.590
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.590      $13.300
Accumulation Unit Value, End of Period                                                     $10.590      $13.300      $15.100
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.394      $12.912
Accumulation Unit Value, End of Period                                                     $10.394      $12.912      $14.211
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.972       $9.792
Accumulation Unit Value, End of Period                                                      $9.972       $9.792       $9.631
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.365      $13.413
Accumulation Unit Value, End of Period                                                     $10.365      $13.413      $14.457
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.189      $14.484
Accumulation Unit Value, End of Period                                                     $11.189      $14.484      $16.336
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.628      $13.015
Accumulation Unit Value, End of Period                                                     $10.628      $13.015      $13.679
Number of Units Outstanding, End of Period                                                       0        3,575        3,575
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.501      $12.009
Accumulation Unit Value, End of Period                                                     $10.501      $12.009      $12.697
Number of Units Outstanding, End of Period                                                       0        3,695        5,484
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.455      $13.971
Accumulation Unit Value, End of Period                                                     $11.455      $13.971      $16.600
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.359      $13.479
Accumulation Unit Value, End of Period                                                     $10.359      $13.479      $15.621
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.096      $12.322
Accumulation Unit Value, End of Period                                                     $10.096      $12.322      $12.646
Number of Units Outstanding, End of Period                                                       0        1,851            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.077
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.289
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.398      $11.666
Accumulation Unit Value, End of Period                                                      $9.398      $11.666      $12.171
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.639      $13.273
Accumulation Unit Value, End of Period                                                     $10.639      $13.273      $14.800
Number of Units Outstanding, End of Period                                                       0        3,570        3,570
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.825
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.045      $13.788
Accumulation Unit Value, End of Period                                                     $11.045      $13.788      $14.831
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.915
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.712
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.687
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.019
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.529
Accumulation Unit Value, End of Period                                                          --      $13.529      $15.724
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.253
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.246
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.687      $14.421
Accumulation Unit Value, End of Period                                                     $10.687      $14.421      $19.174
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. Accumulation Unit Values for the Van Kampen Money Market and Van Kampen
UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit
Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.












Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 0-70)) or (With the MAV Death Benefit Option added on or after May
1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
71-79))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.689      $13.316
Accumulation Unit Value, End of Period                                                          --      $13.316      $14.385
Number of Units Outstanding, End of Period                                                      --          538          906
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.183
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.505
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.811      $15.457
Accumulation Unit Value, End of Period                                                          --      $15.457      $16.827
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.030      $14.480
Accumulation Unit Value, End of Period                                                          --      $14.480      $17.500
Number of Units Outstanding, End of Period                                                      --            0        2,585
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.200
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.590      $12.615
Accumulation Unit Value, End of Period                                                          --      $12.615      $13.876
Number of Units Outstanding, End of Period                                                      --            0        2,893
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.665      $16.779
Accumulation Unit Value, End of Period                                                          --      $16.779      $20.436
Number of Units Outstanding, End of Period                                                      --            0          833
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.368      $13.522
Accumulation Unit Value, End of Period                                                          --      $13.522      $15.652
Number of Units Outstanding, End of Period                                                      --          924        2,775
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.573      $12.816
Accumulation Unit Value, End of Period                                                          --      $12.816      $14.360
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.891
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.343
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.875
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.123
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.106
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.328      $12.321
Accumulation Unit Value, End of Period                                                          --      $12.321      $14.371
Number of Units Outstanding, End of Period                                                      --           81          667
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.095      $13.021
Accumulation Unit Value, End of Period                                                          --      $13.021      $13.962
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.235
Accumulation Unit Value, End of Period                                                          --      $12.235      $12.739
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $12.235
Accumulation Unit Value, End of Period                                                          --           --      $12.739
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.070      $14.154
Accumulation Unit Value, End of Period                                                          --      $14.154      $16.433
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.717      $12.885
Accumulation Unit Value, End of Period                                                          --      $12.885      $13.683
Number of Units Outstanding, End of Period                                                      --          111        1,121
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.451      $12.562
Accumulation Unit Value, End of Period                                                          --      $12.562      $13.391
Number of Units Outstanding, End of Period                                                      --        2,777        2,230
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.701      $14.581
Accumulation Unit Value, End of Period                                                          --      $14.581      $16.971
Number of Units Outstanding, End of Period                                                      --        2,424          688
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.233      $12.069
Accumulation Unit Value, End of Period                                                          --      $12.069      $12.780
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.739      $12.362
Accumulation Unit Value, End of Period                                                          --      $12.362      $13.173
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.980      $13.429
Accumulation Unit Value, End of Period                                                          --      $13.429      $14.572
Number of Units Outstanding, End of Period                                                      --          209          202
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.221      $11.239
Accumulation Unit Value, End of Period                                                          --      $11.239      $11.758
Number of Units Outstanding, End of Period                                                      --          170          681
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.851      $13.270
Accumulation Unit Value, End of Period                                                          --      $13.270      $14.325
Number of Units Outstanding, End of Period                                                      --          205          198
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.344      $10.383
Accumulation Unit Value, End of Period                                                          --      $10.383      $10.590
Number of Units Outstanding, End of Period                                                      --          496          512
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.562      $13.562
Accumulation Unit Value, End of Period                                                          --      $13.307      $15.100
Number of Units Outstanding, End of Period                                                      --          113          113
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.679      $12.918
Accumulation Unit Value, End of Period                                                          --      $12.918      $14.211
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.925       $9.797
Accumulation Unit Value, End of Period                                                          --       $9.797       $9.631
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.966      $13.420
Accumulation Unit Value, End of Period                                                          --      $13.420      $14.457
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.307      $14.491
Accumulation Unit Value, End of Period                                                          --      $14.491      $16.336
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.828      $13.021
Accumulation Unit Value, End of Period                                                          --      $13.021      $13.678
Number of Units Outstanding, End of Period                                                      --        2,136          316
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.669      $12.015
Accumulation Unit Value, End of Period                                                          --      $12.015      $12.697
Number of Units Outstanding, End of Period                                                      --          120          119
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.633      $13.978
Accumulation Unit Value, End of Period                                                          --      $13.978      $16.600
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.785      $13.485
Accumulation Unit Value, End of Period                                                          --      $13.485      $15.620
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.566      $12.328
Accumulation Unit Value, End of Period                                                          --      $12.328      $12.645
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.073
Number of Units Outstanding, End of Period                                                      --           --          606
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.285
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.917      $11.671
Accumulation Unit Value, End of Period                                                          --      $11.671      $12.171
Number of Units Outstanding, End of Period                                                      --          335          494
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.766      $13.279
Accumulation Unit Value, End of Period                                                          --      $13.279      $14.800
Number of Units Outstanding, End of Period                                                      --        2,683        3,812
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.820
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.275      $13.795
Accumulation Unit Value, End of Period                                                          --      $13.795      $14.830
Number of Units Outstanding, End of Period                                                      --            0          561
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.911
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.708
Number of Units Outstanding, End of Period                                                      --           --        3,326
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.683
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.013
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.524
Accumulation Unit Value, End of Period                                                          --      $13.524      $15.711
Number of Units Outstanding, End of Period                                                      --          179          442
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.249
Number of Units Outstanding, End of Period                                                      --           --        4,702
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.242
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.366      $14.429
Accumulation Unit Value, End of Period                                                          --      $14.429      $19.174
Number of Units Outstanding, End of Period                                                      --           69          576

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government Sub-Account, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.681      $13.296
Accumulation Unit Value, End of Period                                                          --      $13.296      $14.349
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.175
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.503
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.801      $15.433
Accumulation Unit Value, End of Period                                                          --      $15.433      $16.784
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.021      $14.458
Accumulation Unit Value, End of Period                                                          --      $14.458      $17.455
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.193
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.581      $12.596
Accumulation Unit Value, End of Period                                                          --      $12.596      $13.841
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.655      $16.754
Accumulation Unit Value, End of Period                                                          --      $16.754      $20.384
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.359      $13.501
Accumulation Unit Value, End of Period                                                          --      $13.501      $15.612
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.563      $12.796
Accumulation Unit Value, End of Period                                                          --      $12.796      $14.324
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.888
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.340
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.873
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.120
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.103
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.319      $12.302
Accumulation Unit Value, End of Period                                                          --      $12.302      $14.334
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.085      $13.001
Accumulation Unit Value, End of Period                                                          --      $13.001      $13.926
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.227
Accumulation Unit Value, End of Period                                                          --      $12.227      $12.718
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.088
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.062      $14.133
Accumulation Unit Value, End of Period                                                          --      $14.133      $16.391
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.708      $12.866
Accumulation Unit Value, End of Period                                                          --      $12.866      $13.648
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.442      $12.544
Accumulation Unit Value, End of Period                                                          --      $12.544      $13.357
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.692      $14.559
Accumulation Unit Value, End of Period                                                          --      $14.559      $16.928
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.224      $12.050
Accumulation Unit Value, End of Period                                                          --      $12.050      $12.748
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.730      $12.344
Accumulation Unit Value, End of Period                                                          --      $12.344      $13.139
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.971      $13.408
Accumulation Unit Value, End of Period                                                          --      $13.408      $14.535
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.213      $11.222
Accumulation Unit Value, End of Period                                                          --      $11.222      $11.728
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.841      $13.249
Accumulation Unit Value, End of Period                                                          --      $13.249      $14.289
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.335      $10.368
Accumulation Unit Value, End of Period                                                          --      $10.368      $10.563
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.554      $13.286
Accumulation Unit Value, End of Period                                                          --      $13.286      $15.062
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.670      $12.898
Accumulation Unit Value, End of Period                                                          --      $12.898      $14.175
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.917       $9.782
Accumulation Unit Value, End of Period                                                          --       $9.782       $9.606
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.957      $13.399
Accumulation Unit Value, End of Period                                                          --      $13.399      $14.420
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.298      $14.298
Accumulation Unit Value, End of Period                                                          --      $14.469      $16.294
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.819      $13.002
Accumulation Unit Value, End of Period                                                          --      $13.002      $13.644
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.660      $11.997
Accumulation Unit Value, End of Period                                                          --      $11.997      $12.665
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.623      $13.957
Accumulation Unit Value, End of Period                                                          --      $13.957      $16.558
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.776      $13.465
Accumulation Unit Value, End of Period                                                          --      $13.465      $15.580
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.557      $12.309
Accumulation Unit Value, End of Period                                                          --      $12.309      $12.613
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.066
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.278
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.909      $11.654
Accumulation Unit Value, End of Period                                                          --      $11.654      $12.140
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.757      $13.259
Accumulation Unit Value, End of Period                                                          --      $13.259      $14.762
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.810
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.265      $13.774
Accumulation Unit Value, End of Period                                                          --      $13.774      $14.793
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.903
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.701
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.676
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.002
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.515
Accumulation Unit Value, End of Period                                                          --      $13.515      $15.684
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.241
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.234
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.357      $14.407
Accumulation Unit Value, End of Period                                                          --      $14.407      $19.125
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on
October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.
Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.847      $13.384
Accumulation Unit Value, End of Period                                                     $10.847      $13.384      $14.532
Number of Units Outstanding, End of Period                                                   3,122       49,341       45,079
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.221
Number of Units Outstanding, End of Period                                                      --           --       13,789
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.519
Number of Units Outstanding, End of Period                                                      --           --        3,104
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.531      $15.535
Accumulation Unit Value, End of Period                                                     $11.531      $15.535      $16.999
Number of Units Outstanding, End of Period                                                     645        9,235       10,788
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.222      $14.554
Accumulation Unit Value, End of Period                                                     $11.222      $14.554      $17.679
Number of Units Outstanding, End of Period                                                   1,646       31,656       27,979
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.235
Number of Units Outstanding, End of Period                                                      --           --        3,966
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.321      $12.679
Accumulation Unit Value, End of Period                                                     $10.321      $12.679      $14.018
Number of Units Outstanding, End of Period                                                   3,185      112,715       94,649
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.229      $16.864
Accumulation Unit Value, End of Period                                                     $11.229      $16.864      $20.645
Number of Units Outstanding, End of Period                                                       0        1,230        6,257
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.472      $13.591
Accumulation Unit Value, End of Period                                                     $10.472      $13.591      $15.812
Number of Units Outstanding, End of Period                                                     379       39,683       52,040
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.718      $12.881
Accumulation Unit Value, End of Period                                                     $10.718      $12.881      $14.507
Number of Units Outstanding, End of Period                                                       0       18,254       17,915
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.905
Number of Units Outstanding, End of Period                                                      --           --        4,326
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.356
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.889
Number of Units Outstanding, End of Period                                                      --           --        2,298
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.137
Number of Units Outstanding, End of Period                                                      --           --          759
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.120
Number of Units Outstanding, End of Period                                                      --           --        3,885
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.057      $12.384
Accumulation Unit Value, End of Period                                                     $10.057      $12.384      $14.518
Number of Units Outstanding, End of Period                                                       0        3,775       12,868
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.693      $13.087
Accumulation Unit Value, End of Period                                                     $10.693      $13.087      $10.104
Number of Units Outstanding, End of Period                                                       0       21,150        1,419
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.277
Accumulation Unit Value, End of Period                                                          --      $12.277      $12.848
Number of Units Outstanding, End of Period                                                      --          595       10,053
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.104
Number of Units Outstanding, End of Period                                                      --           --        1,419
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.145      $14.227
Accumulation Unit Value, End of Period                                                     $10.145      $14.227      $16.601
Number of Units Outstanding, End of Period                                                   1,829       28,051       29,108
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.658      $12.951
Accumulation Unit Value, End of Period                                                     $10.658      $12.951      $13.823
Number of Units Outstanding, End of Period                                                     476       35,410       27,583
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.174      $12.627
Accumulation Unit Value, End of Period                                                     $10.174      $12.627      $13.528
Number of Units Outstanding, End of Period                                                   1,301       71,489       64,704
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.350      $14.655
Accumulation Unit Value, End of Period                                                     $10.350      $14.655      $17.145
Number of Units Outstanding, End of Period                                                     111       10,718       20,508
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.548      $12.130
Accumulation Unit Value, End of Period                                                     $10.548      $12.130      $12.911
Number of Units Outstanding, End of Period                                                   1,210       76,396       76,286
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.384      $12.425
Accumulation Unit Value, End of Period                                                     $10.384      $12.425      $13.308
Number of Units Outstanding, End of Period                                                       0       19,761       20,052
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.794      $13.497
Accumulation Unit Value, End of Period                                                     $10.794      $13.497      $14.721
Number of Units Outstanding, End of Period                                                   2,435       40,400       38,099
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.720      $11.296
Accumulation Unit Value, End of Period                                                      $9.720      $11.296      $11.878
Number of Units Outstanding, End of Period                                                       0        6,096        5,595
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.737      $13.337
Accumulation Unit Value, End of Period                                                     $10.737      $13.337      $14.472
Number of Units Outstanding, End of Period                                                     262       64,728       31,796
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.182      $10.436
Accumulation Unit Value, End of Period                                                     $10.182      $10.436      $10.699
Number of Units Outstanding, End of Period                                                   3,023      125,589       91,959
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.601      $13.374
Accumulation Unit Value, End of Period                                                     $10.601      $13.374      $15.254
Number of Units Outstanding, End of Period                                                   1,010       19,443       20,930
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.404      $12.984
Accumulation Unit Value, End of Period                                                     $10.404      $12.984      $14.356
Number of Units Outstanding, End of Period                                                   2,066       24,417       24,361
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.981       $9.847
Accumulation Unit Value, End of Period                                                      $9.981       $9.847       $9.730
Number of Units Outstanding, End of Period                                                  11,208       15,887       16,835
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.375      $13.488
Accumulation Unit Value, End of Period                                                     $10.375      $13.488      $14.605
Number of Units Outstanding, End of Period                                                      52        1,448        2,989
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.200      $14.565
Accumulation Unit Value, End of Period                                                     $11.200      $14.565      $16.503
Number of Units Outstanding, End of Period                                                     252       21,462       19,117
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.639      $13.088
Accumulation Unit Value, End of Period                                                     $10.639      $13.088      $13.818
Number of Units Outstanding, End of Period                                                       0        8,645        7,590
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.511      $12.076
Accumulation Unit Value, End of Period                                                     $10.511      $12.076      $12.827
Number of Units Outstanding, End of Period                                                   3,032       82,777       55,943
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.466      $14.049
Accumulation Unit Value, End of Period                                                     $11.466      $14.049      $16.770
Number of Units Outstanding, End of Period                                                       0        6,333        6,231
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.369      $13.554
Accumulation Unit Value, End of Period                                                     $10.369      $13.554      $15.780
Number of Units Outstanding, End of Period                                                     817       20,444       36,016
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.106      $12.391
Accumulation Unit Value, End of Period                                                     $10.106      $12.391      $12.775
Number of Units Outstanding, End of Period                                                     960       71,806       68,155
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.111
Number of Units Outstanding, End of Period                                                      --           --        1,623
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.324
Number of Units Outstanding, End of Period                                                      --           --        6,474
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.407      $11.731
Accumulation Unit Value, End of Period                                                      $9.407      $11.731      $12.295
Number of Units Outstanding, End of Period                                                     327       18,129       35,057
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.649      $13.347
Accumulation Unit Value, End of Period                                                     $10.649      $13.347      $14.951
Number of Units Outstanding, End of Period                                                       0       66,674       89,875
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.870
Number of Units Outstanding, End of Period                                                      --            0        4,113
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.056      $13.865
Accumulation Unit Value, End of Period                                                     $11.056      $13.865      $14.982
Number of Units Outstanding, End of Period                                                       0        1,331        2,913
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.948
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.745
Number of Units Outstanding, End of Period                                                      --           --       14,171
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.720
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.069
Number of Units Outstanding, End of Period                                                      --            0        1,992
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.570
Accumulation Unit Value, End of Period                                                          --      $13.570      $15.845
Number of Units Outstanding, End of Period                                                      --            0          143
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.287
Number of Units Outstanding, End of Period                                                      --           --       24,180
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.281
Number of Units Outstanding, End of Period                                                      --           --          835
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.697      $14.502
Accumulation Unit Value, End of Period                                                     $10.697      $14.502      $19.370
Number of Units Outstanding, End of Period                                                     547       23,937       22,777

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Preferred Contracts with 3 Year  Withdrawal  Charge Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.707      $13.380
Accumulation Unit Value, End of Period                                                          --      $13.380      $14.520
Number of Units Outstanding, End of Period                                                      --      106,640      168,320
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.217
Number of Units Outstanding, End of Period                                                      --           --       40,765
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.517
Number of Units Outstanding, End of Period                                                      --           --        2,065
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.830      $15.530
Accumulation Unit Value, End of Period                                                          --      $15.530      $16.985
Number of Units Outstanding, End of Period                                                      --            0          364
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.048      $14.549
Accumulation Unit Value, End of Period                                                          --      $14.549      $17.664
Number of Units Outstanding, End of Period                                                      --       41,983       79,024
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.232
Number of Units Outstanding, End of Period                                                      --           --       12,386
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.608      $12.675
Accumulation Unit Value, End of Period                                                          --      $12.675      $14.006
Number of Units Outstanding, End of Period                                                      --      139,012      246,897
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.684      $16.859
Accumulation Unit Value, End of Period                                                          --      $16.859      $20.628
Number of Units Outstanding, End of Period                                                      --        4,660       27,210
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.385      $13.586
Accumulation Unit Value, End of Period                                                          --      $13.586      $15.799
Number of Units Outstanding, End of Period                                                      --        8,491       46,831
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.592      $12.877
Accumulation Unit Value, End of Period                                                          --      $12.877      $14.495
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.904
Number of Units Outstanding, End of Period                                                      --           --          782
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.355
Number of Units Outstanding, End of Period                                                      --           --        1,618
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.888
Number of Units Outstanding, End of Period                                                      --           --       16,320
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.136
Number of Units Outstanding, End of Period                                                      --           --          229
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.119
Number of Units Outstanding, End of Period                                                      --           --        6,222
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.345      $12.379
Accumulation Unit Value, End of Period                                                          --      $12.379      $14.093
Number of Units Outstanding, End of Period                                                      --       57,983      116,357
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.113      $13.083
Accumulation Unit Value, End of Period                                                          --      $13.083      $14.093
Number of Units Outstanding, End of Period                                                      --       58,873      116,357
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.273
Accumulation Unit Value, End of Period                                                          --      $12.273      $12.837
Number of Units Outstanding, End of Period                                                      --       72,134      113,530
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.102
Accumulation Unit Value, End of Period                                                          --           --      $10.102
Number of Units Outstanding, End of Period                                                      --           --        2,147
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.087      $14.222
Accumulation Unit Value, End of Period                                                          --      $14.222      $16.587
Number of Units Outstanding, End of Period                                                      --       18,054       39,482
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.737      $12.737
Accumulation Unit Value, End of Period                                                          --      $12.946      $13.811
Number of Units Outstanding, End of Period                                                      --       26,448       75,167
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.468      $12.623
Accumulation Unit Value, End of Period                                                          --      $12.623      $13.517
Number of Units Outstanding, End of Period                                                      --       58,438      137,524
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.719      $14.650
Accumulation Unit Value, End of Period                                                          --      $14.650      $17.130
Number of Units Outstanding, End of Period                                                      --       26,125       48,101
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.252      $12.126
Accumulation Unit Value, End of Period                                                          --      $12.126      $12.900
Number of Units Outstanding, End of Period                                                      --       54,870      166,406
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.757      $12.421
Accumulation Unit Value, End of Period                                                          --      $12.421      $13.297
Number of Units Outstanding, End of Period                                                      --       20,605       34,170
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.998      $13.493
Accumulation Unit Value, End of Period                                                          --      $13.493      $14.709
Number of Units Outstanding, End of Period                                                      --       41,372       91,586
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.238      $11.238
Accumulation Unit Value, End of Period                                                          --      $11.292      $11.868
Number of Units Outstanding, End of Period                                                      --       25,169       40,280
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.871      $13.333
Accumulation Unit Value, End of Period                                                          --      $13.333      $14.460
Number of Units Outstanding, End of Period                                                      --       59,202       86,839
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.361      $10.433
Accumulation Unit Value, End of Period                                                          --      $10.433      $10.689
Number of Units Outstanding, End of Period                                                      --       96,913      121,090
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.586      $13.370
Accumulation Unit Value, End of Period                                                          --      $13.370      $15.242
Number of Units Outstanding, End of Period                                                      --       24,552       44,477
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.697      $12.980
Accumulation Unit Value, End of Period                                                          --      $12.980      $14.344
Number of Units Outstanding, End of Period                                                      --       12,684       15,786
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.942       $9.844
Accumulation Unit Value, End of Period                                                          --       $9.844       $9.721
Number of Units Outstanding, End of Period                                                      --       55,489      101,571
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.984      $13.484
Accumulation Unit Value, End of Period                                                          --      $13.484      $14.592
Number of Units Outstanding, End of Period                                                      --       14,480       23,310
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.326      $14.560
Accumulation Unit Value, End of Period                                                          --      $14.560      $16.489
Number of Units Outstanding, End of Period                                                      --        7,769       31,282
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.846      $13.083
Accumulation Unit Value, End of Period                                                          --      $13.083      $13.807
Number of Units Outstanding, End of Period                                                      --       13,274       15,197
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.687      $12.072
Accumulation Unit Value, End of Period                                                          --      $12.072      $12.816
Number of Units Outstanding, End of Period                                                      --       49,138       73,484
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.652      $14.045
Accumulation Unit Value, End of Period                                                          --      $14.045      $16.755
Number of Units Outstanding, End of Period                                                      --        6,117       11,257
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.803      $13.549
Accumulation Unit Value, End of Period                                                          --      $13.549      $15.767
Number of Units Outstanding, End of Period                                                      --       15,849       17,896
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.583      $12.387
Accumulation Unit Value, End of Period                                                          --      $12.387      $12.764
Number of Units Outstanding, End of Period                                                      --       76,715      111,836
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.107
Number of Units Outstanding, End of Period                                                      --           --       28,829
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.320
Number of Units Outstanding, End of Period                                                      --           --       26,034
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.934      $11.727
Accumulation Unit Value, End of Period                                                          --      $11.727      $12.285
Number of Units Outstanding, End of Period                                                      --       19,952       40,948
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.784      $13.342
Accumulation Unit Value, End of Period                                                          --      $13.342      $14.938
Number of Units Outstanding, End of Period                                                      --       81,920      116,195
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.865
Number of Units Outstanding, End of Period                                                      --            0       54,623
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.295      $13.861
Accumulation Unit Value, End of Period                                                          --      $13.861      $14.969
Number of Units Outstanding, End of Period                                                      --        2,023       14,959
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.944
Number of Units Outstanding, End of Period                                                      --           --        9,635
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.741
Number of Units Outstanding, End of Period                                                      --           --       42,054
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.716
Number of Units Outstanding, End of Period                                                      --           --        6,894
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.064
Number of Units Outstanding, End of Period                                                      --            0       11,362
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.566
Accumulation Unit Value, End of Period                                                          --      $13.566      $15.831
Number of Units Outstanding, End of Period                                                      --        8,142       14,958
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.283
Number of Units Outstanding, End of Period                                                      --           --      107,936
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.277
Number of Units Outstanding, End of Period                                                      --           --        8,383
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.385      $14.497
Accumulation Unit Value, End of Period                                                          --      $14.497      $19.354
Number of Units Outstanding, End of Period                                                      --       22,762       47,604

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate  Advisor  Preferred  Contracts  with 3 Year  Withdrawal  Charge Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings Protection Death
Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.845      $13.368
Accumulation Unit Value, End of Period                                                     $10.845      $13.368      $14.500
Number of Units Outstanding, End of Period                                                       0        2,409        3,296
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.214
Number of Units Outstanding, End of Period                                                      --           --          331
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.516
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.529      $15.516
Accumulation Unit Value, End of Period                                                     $11.529      $15.516      $16.961
Number of Units Outstanding, End of Period                                                     466          466            4
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.219      $14.536
Accumulation Unit Value, End of Period                                                     $11.219      $14.536      $17.639
Number of Units Outstanding, End of Period                                                       0        2,809        2,892
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.228
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.319      $12.663
Accumulation Unit Value, End of Period                                                     $10.319      $12.663      $13.986
Number of Units Outstanding, End of Period                                                       0        2,593        3,452
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.227      $16.844
Accumulation Unit Value, End of Period                                                     $11.227      $16.844      $20.599
Number of Units Outstanding, End of Period                                                       0            0          140
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.470      $13.574
Accumulation Unit Value, End of Period                                                     $10.470      $13.574      $15.777
Number of Units Outstanding, End of Period                                                       0          660        1,313
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.715      $12.865
Accumulation Unit Value, End of Period                                                     $10.715      $12.865      $14.475
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.902
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.353
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.886
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.134
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.117
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.055      $12.368
Accumulation Unit Value, End of Period                                                     $10.055      $12.368      $14.485
Number of Units Outstanding, End of Period                                                       0          409            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.690      $13.071
Accumulation Unit Value, End of Period                                                     $10.690      $13.071      $14.073
Number of Units Outstanding, End of Period                                                     939        1,175        1,221
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.268
Accumulation Unit Value, End of Period                                                          --      $12.268      $12.826
Number of Units Outstanding, End of Period                                                      --        2,307        2,327
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.101
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.143      $14.209
Accumulation Unit Value, End of Period                                                     $10.143      $14.209      $16.564
Number of Units Outstanding, End of Period                                                       0          279          704
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.655      $12.935
Accumulation Unit Value, End of Period                                                     $10.655      $12.935      $13.792
Number of Units Outstanding, End of Period                                                       0          237          466
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.172      $12.611
Accumulation Unit Value, End of Period                                                     $10.172      $12.611      $13.498
Number of Units Outstanding, End of Period                                                     901        3,165        2,743
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.348      $14.637
Accumulation Unit Value, End of Period                                                     $10.348      $14.637      $17.106
Number of Units Outstanding, End of Period                                                       0          105        1,048
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.545      $12.115
Accumulation Unit Value, End of Period                                                     $10.545      $12.115      $12.882
Number of Units Outstanding, End of Period                                                   1,215        3,691        6,403
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.382      $12.410
Accumulation Unit Value, End of Period                                                     $10.382      $12.410      $13.278
Number of Units Outstanding, End of Period                                                       0        1,426        2,327
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.792      $13.481
Accumulation Unit Value, End of Period                                                     $10.792      $13.481      $14.688
Number of Units Outstanding, End of Period                                                      54        3,423        2,979
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.718      $11.282
Accumulation Unit Value, End of Period                                                      $9.718      $11.282      $11.852
Number of Units Outstanding, End of Period                                                       0          472          483
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.735      $13.321
Accumulation Unit Value, End of Period                                                     $10.735      $13.321      $14.440
Number of Units Outstanding, End of Period                                                       0          721        2,067
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.179      $10.424
Accumulation Unit Value, End of Period                                                     $10.179      $10.424      $10.674
Number of Units Outstanding, End of Period                                                     674        5,912        5,061
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.598      $13.358
Accumulation Unit Value, End of Period                                                     $10.598      $13.358      $15.220
Number of Units Outstanding, End of Period                                                       0          892        1,615
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.401      $12.968
Accumulation Unit Value, End of Period                                                     $10.401      $12.968      $14.324
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.979       $9.835
Accumulation Unit Value, End of Period                                                      $9.979       $9.835       $9.708
Number of Units Outstanding, End of Period                                                       0          265        2,737
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.373      $13.472
Accumulation Unit Value, End of Period                                                     $10.373      $13.472      $14.572
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.198      $14.547
Accumulation Unit Value, End of Period                                                     $11.198      $14.547      $16.466
Number of Units Outstanding, End of Period                                                       0            0        1,287
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.636      $13.072
Accumulation Unit Value, End of Period                                                     $10.636      $13.072      $13.787
Number of Units Outstanding, End of Period                                                       0          200            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.509      $12.061
Accumulation Unit Value, End of Period                                                     $10.509      $12.061      $12.798
Number of Units Outstanding, End of Period                                                       0        2,690        3,984
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.464      $14.032
Accumulation Unit Value, End of Period                                                     $11.464      $14.032      $16.732
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.367      $13.537
Accumulation Unit Value, End of Period                                                     $10.367      $13.537      $15.745
Number of Units Outstanding, End of Period                                                       0        2,118        1,673
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.103      $12.376
Accumulation Unit Value, End of Period                                                     $10.103      $12.376      $12.746
Number of Units Outstanding, End of Period                                                     890        5,279        6,442
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.103
Number of Units Outstanding, End of Period                                                      --           --          666
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.316
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.405      $11.716
Accumulation Unit Value, End of Period                                                      $9.405      $11.716      $12.268
Number of Units Outstanding, End of Period                                                       0          896        1,342
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.647      $13.330
Accumulation Unit Value, End of Period                                                     $10.647      $13.330      $14.917
Number of Units Outstanding, End of Period                                                       0        2,415        4,190
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.860
Number of Units Outstanding, End of Period                                                      --            0        1,795
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.053      $13.848
Accumulation Unit Value, End of Period                                                     $11.053      $13.848      $14.948
Number of Units Outstanding, End of Period                                                       0            0          934
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.941
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.738
Number of Units Outstanding, End of Period                                                      --           --          856
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.712
Number of Units Outstanding, End of Period                                                      --           --           82
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.058
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.561
Accumulation Unit Value, End of Period                                                          --      $13.561      $15.818
Number of Units Outstanding, End of Period                                                      --          418          361
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.280
Number of Units Outstanding, End of Period                                                      --           --        1,270
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.273
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.695      $14.484
Accumulation Unit Value, End of Period                                                     $10.695      $14.484      $19.327
Number of Units Outstanding, End of Period                                                       0          688        1,360

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5)
Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection
(Annual Increase) Option added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.844      $13.359
Accumulation Unit Value, End of Period                                                     $10.844      $13.359      $14.483
Number of Units Outstanding, End of Period                                                       0       98,148      109,227
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.210
Number of Units Outstanding, End of Period                                                      --           --       19,467
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.515
Number of Units Outstanding, End of Period                                                      --           --        1,154
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.528      $15.507
Accumulation Unit Value, End of Period                                                     $11.528      $15.507      $16.942
Number of Units Outstanding, End of Period                                                     536        9,198        6,656
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.218      $14.527
Accumulation Unit Value, End of Period                                                     $11.218      $14.527      $17.619
Number of Units Outstanding, End of Period                                                     819       35,922       47,975
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.225
Number of Units Outstanding, End of Period                                                      --           --          176
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.318      $12.656
Accumulation Unit Value, End of Period                                                     $10.318      $12.656      $13.971
Number of Units Outstanding, End of Period                                                   3,032       83,235      103,523
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.226      $16.833
Accumulation Unit Value, End of Period                                                     $11.226      $16.833      $20.576
Number of Units Outstanding, End of Period                                                       0       17,819        8,488
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.468      $13.564
Accumulation Unit Value, End of Period                                                     $10.468      $13.564      $15.759
Number of Units Outstanding, End of Period                                                       0       14,556       24,268
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.714      $12.857
Accumulation Unit Value, End of Period                                                     $10.714      $12.857      $14.458
Number of Units Outstanding, End of Period                                                       0        1,912        1,903
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.901
Number of Units Outstanding, End of Period                                                      --           --        1,104
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.352
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.885
Number of Units Outstanding, End of Period                                                      --           --        2,680
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.133
Number of Units Outstanding, End of Period                                                      --           --        1,325
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.116
Number of Units Outstanding, End of Period                                                      --           --        6,288
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.054      $12.361
Accumulation Unit Value, End of Period                                                     $10.054      $12.361      $14.469
Number of Units Outstanding, End of Period                                                       0        7,210       11,487
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.689      $13.063
Accumulation Unit Value, End of Period                                                     $10.689      $13.063      $14.057
Number of Units Outstanding, End of Period                                                       0       56,222       55,093
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.264
Accumulation Unit Value, End of Period                                                          --      $12.264      $12.815
Number of Units Outstanding, End of Period                                                      --       39,151       55,273
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.100
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.141      $14.200
Accumulation Unit Value, End of Period                                                     $10.141      $14.200      $16.545
Number of Units Outstanding, End of Period                                                       0       23,494       30,535
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.654      $12.927
Accumulation Unit Value, End of Period                                                     $10.654      $12.927      $13.776
Number of Units Outstanding, End of Period                                                       0        9,106       29,027
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.170      $12.604
Accumulation Unit Value, End of Period                                                     $10.170      $12.604      $13.482
Number of Units Outstanding, End of Period                                                       0       39,002       57,144
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.347      $14.628
Accumulation Unit Value, End of Period                                                     $10.347      $14.628      $17.087
Number of Units Outstanding, End of Period                                                       0       21,810       25,997
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.544      $12.108
Accumulation Unit Value, End of Period                                                     $10.544      $12.108      $12.868
Number of Units Outstanding, End of Period                                                     563       72,736       80,666
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.381      $12.402
Accumulation Unit Value, End of Period                                                     $10.381      $12.402      $13.263
Number of Units Outstanding, End of Period                                                       0        4,970        4,618
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.791      $13.472
Accumulation Unit Value, End of Period                                                     $10.791      $13.472      $14.671
Number of Units Outstanding, End of Period                                                   5,783       25,332       30,215
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.717      $11.275
Accumulation Unit Value, End of Period                                                      $9.717      $11.275      $11.838
Number of Units Outstanding, End of Period                                                       0       12,431       14,033
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.734      $13.312
Accumulation Unit Value, End of Period                                                     $10.734      $13.312      $14.423
Number of Units Outstanding, End of Period                                                       0       15,420       20,210
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.178      $10.417
Accumulation Unit Value, End of Period                                                     $10.178      $10.417      $10.662
Number of Units Outstanding, End of Period                                                     582       55,791       78,829
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.597      $13.350
Accumulation Unit Value, End of Period                                                     $10.597      $13.350      $15.203
Number of Units Outstanding, End of Period                                                   3,291       15,589       20,950
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.400      $12.960
Accumulation Unit Value, End of Period                                                     $10.400      $12.960      $14.308
Number of Units Outstanding, End of Period                                                   2,980       11,476       11,443
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.978       $9.829
Accumulation Unit Value, End of Period                                                      $9.978       $9.829       $9.697
Number of Units Outstanding, End of Period                                                  29,772       76,158       92,625
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.372      $13.463
Accumulation Unit Value, End of Period                                                     $10.372      $13.463      $14.556
Number of Units Outstanding, End of Period                                                   1,190       13,721        9,967
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.197      $14.539
Accumulation Unit Value, End of Period                                                     $11.197      $14.539      $16.447
Number of Units Outstanding, End of Period                                                       0       18,747       17,723
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.635      $13.064
Accumulation Unit Value, End of Period                                                     $10.635      $13.064      $13.772
Number of Units Outstanding, End of Period                                                   2,928        7,566        8,928
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.508      $12.054
Accumulation Unit Value, End of Period                                                     $10.508      $12.054      $12.784
Number of Units Outstanding, End of Period                                                   6,561       30,177       33,855
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.462      $14.023
Accumulation Unit Value, End of Period                                                     $11.462      $14.023      $16.713
Number of Units Outstanding, End of Period                                                       0        1,967        1,952
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.365      $13.529
Accumulation Unit Value, End of Period                                                     $10.365      $13.529      $15.727
Number of Units Outstanding, End of Period                                                     868       11,133       16,390
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.102      $12.368
Accumulation Unit Value, End of Period                                                     $10.102      $12.368      $12.732
Number of Units Outstanding, End of Period                                                     421       50,154       59,140
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.100
Number of Units Outstanding, End of Period                                                      --           --        7,590
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.312
Number of Units Outstanding, End of Period                                                      --           --        7,566
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.404      $11.709
Accumulation Unit Value, End of Period                                                      $9.404      $11.709      $12.254
Number of Units Outstanding, End of Period                                                       0        9,965       22,713
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.646      $13.322
Accumulation Unit Value, End of Period                                                     $10.646      $13.322      $14.901
Number of Units Outstanding, End of Period                                                       0       26,444       28,675
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.855
Number of Units Outstanding, End of Period                                                      --            0       24,474
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.052      $13.840
Accumulation Unit Value, End of Period                                                     $11.052      $13.840      $14.932
Number of Units Outstanding, End of Period                                                       0        2,341        4,599
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.937
Number of Units Outstanding, End of Period                                                      --           --        9,093
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.734
Number of Units Outstanding, End of Period                                                      --           --       16,233
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.709
Number of Units Outstanding, End of Period                                                      --           --        4,820
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.052
Number of Units Outstanding, End of Period                                                      --            0        2,621
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.556
Accumulation Unit Value, End of Period                                                          --      $13.556      $15.804
Number of Units Outstanding, End of Period                                                      --        5,693       10,396
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.276
Number of Units Outstanding, End of Period                                                      --           --       20,359
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.269
Number of Units Outstanding, End of Period                                                      --           --        3,037
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.694      $14.475
Accumulation Unit Value, End of Period                                                     $10.694      $14.475      $10.305
Number of Units Outstanding, End of Period                                                       0        9,704       26,449

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.





Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.698      $13.355
Accumulation Unit Value, End of Period                                                          --      $13.355      $14.471
Number of Units Outstanding, End of Period                                                      --        3,365        3,311
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.206
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.513
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.821      $15.501
Accumulation Unit Value, End of Period                                                          --      $15.501      $16.928
Number of Units Outstanding, End of Period                                                      --        1,862            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.039      $14.522
Accumulation Unit Value, End of Period                                                          --      $14.522      $17.604
Number of Units Outstanding, End of Period                                                      --        3,151        4,853
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.221
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.599      $12.651
Accumulation Unit Value, End of Period                                                          --      $12.651      $13.959
Number of Units Outstanding, End of Period                                                      --          227          224
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.674      $16.828
Accumulation Unit Value, End of Period                                                          --      $16.828      $20.558
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.377      $13.561
Accumulation Unit Value, End of Period                                                          --      $13.561      $15.746
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.583      $12.853
Accumulation Unit Value, End of Period                                                          --      $12.853      $14.446
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.899
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.351
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.884
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.132
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.115
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.337      $12.356
Accumulation Unit Value, End of Period                                                          --      $12.356      $14.456
Number of Units Outstanding, End of Period                                                      --        1,926        1,759
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.104      $13.059
Accumulation Unit Value, End of Period                                                          --      $13.059      $14.045
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.260
Accumulation Unit Value, End of Period                                                          --      $12.260      $12.805
Number of Units Outstanding, End of Period                                                      --        2,809            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.099
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.079      $14.195
Accumulation Unit Value, End of Period                                                          --      $14.195      $16.531
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.727      $12.922
Accumulation Unit Value, End of Period                                                          --      $12.922      $13.764
Number of Units Outstanding, End of Period                                                      --        8,760       16,336
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.460      $12.599
Accumulation Unit Value, End of Period                                                          --      $12.599      $13.471
Number of Units Outstanding, End of Period                                                      --          225          232
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.710      $14.623
Accumulation Unit Value, End of Period                                                          --      $14.623      $17.072
Number of Units Outstanding, End of Period                                                      --        2,065        1,909
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.243      $12.104
Accumulation Unit Value, End of Period                                                          --      $12.104      $12.857
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.748      $12.398
Accumulation Unit Value, End of Period                                                          --      $12.398      $13.252
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.989      $13.468
Accumulation Unit Value, End of Period                                                          --      $13.468      $14.659
Number of Units Outstanding, End of Period                                                      --        3,461        3,469
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.230      $11.271
Accumulation Unit Value, End of Period                                                          --      $11.271      $11.828
Number of Units Outstanding, End of Period                                                      --        1,302        1,389
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.861      $13.308
Accumulation Unit Value, End of Period                                                          --      $13.308      $14.411
Number of Units Outstanding, End of Period                                                      --          208        3,139
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.352      $10.414
Accumulation Unit Value, End of Period                                                          --      $10.414      $10.653
Number of Units Outstanding, End of Period                                                      --        4,592        5,209
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.571      $13.345
Accumulation Unit Value, End of Period                                                          --      $13.345      $15.190
Number of Units Outstanding, End of Period                                                      --        2,239        2,343
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.688      $12.956
Accumulation Unit Value, End of Period                                                          --      $12.956      $14.296
Number of Units Outstanding, End of Period                                                      --          219          222
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.933       $9.826
Accumulation Unit Value, End of Period                                                          --       $9.826       $9.689
Number of Units Outstanding, End of Period                                                      --           61           73
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.975      $13.459
Accumulation Unit Value, End of Period                                                          --      $13.459      $14.543
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.317      $14.533
Accumulation Unit Value, End of Period                                                          --      $14.533      $16.433
Number of Units Outstanding, End of Period                                                      --        8,832        8,984
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.837      $13.059
Accumulation Unit Value, End of Period                                                          --      $13.059      $13.760
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.678      $12.050
Accumulation Unit Value, End of Period                                                          --      $12.050      $12.773
Number of Units Outstanding, End of Period                                                      --          233          239
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.989      $13.468
Accumulation Unit Value, End of Period                                                          --      $13.468      $16.699
Number of Units Outstanding, End of Period                                                      --        3,461            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.794      $13.524
Accumulation Unit Value, End of Period                                                          --      $13.524      $15.713
Number of Units Outstanding, End of Period                                                      --        3,164        3,459
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.575      $12.264
Accumulation Unit Value, End of Period                                                          --      $12.264      $12.721
Number of Units Outstanding, End of Period                                                      --       11,872       13,626
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.096
Number of Units Outstanding, End of Period                                                      --           --        2,235
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.309
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.925      $11.705
Accumulation Unit Value, End of Period                                                          --      $11.705      $12.243
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.775      $13.317
Accumulation Unit Value, End of Period                                                          --      $13.317      $14.888
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.850
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.285      $13.835
Accumulation Unit Value, End of Period                                                          --      $13.835      $14.919
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.933
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.730
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.705
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.047
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.552
Accumulation Unit Value, End of Period                                                          --      $13.552      $15.791
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.272
Number of Units Outstanding, End of Period                                                      --           --        2,294
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.265
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.376      $14.470
Accumulation Unit Value, End of Period                                                          --      $14.470      $19.288
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.842      $13.343
Accumulation Unit Value, End of Period                                                     $10.842      $13.343      $14.451
Number of Units Outstanding, End of Period                                                       0        6,426        6,510
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.202
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.512
Number of Units Outstanding, End of Period                                                      --           --        2,546
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.525      $15.487
Accumulation Unit Value, End of Period                                                     $11.525      $15.487      $16.904
Number of Units Outstanding, End of Period                                                       0          710          699
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.215      $14.509
Accumulation Unit Value, End of Period                                                     $11.215      $14.509      $17.579
Number of Units Outstanding, End of Period                                                       0        5,023        5,513
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.218
Number of Units Outstanding, End of Period                                                      --           --       44,845
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.315      $12.640
Accumulation Unit Value, End of Period                                                     $10.315      $12.640      $13.939
Number of Units Outstanding, End of Period                                                       0        9,005        9,265
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.223      $16.813
Accumulation Unit Value, End of Period                                                     $11.223      $16.813      $20.529
Number of Units Outstanding, End of Period                                                       0        1,398        1,470
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.466      $13.549
Accumulation Unit Value, End of Period                                                     $10.466      $13.549      $15.724
Number of Units Outstanding, End of Period                                                       0        5,060       36,128
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.712      $12.841
Accumulation Unit Value, End of Period                                                     $10.712      $12.841      $14.426
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.898
Number of Units Outstanding, End of Period                                                      --           --       87,927
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.349
Number of Units Outstanding, End of Period                                                      --           --       44,723
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.882
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.130
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.113
Number of Units Outstanding, End of Period                                                      --           --          963
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.052      $12.345
Accumulation Unit Value, End of Period                                                     $10.052      $12.345      $14.436
Number of Units Outstanding, End of Period                                                       0        2,820        2,727
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.687      $13.047
Accumulation Unit Value, End of Period                                                     $10.687      $13.047      $14.025
Number of Units Outstanding, End of Period                                                       0        3,436        3,614
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.256
Accumulation Unit Value, End of Period                                                          --      $12.256      $12.794
Number of Units Outstanding, End of Period                                                      --          184          506
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.097
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.139      $14.183
Accumulation Unit Value, End of Period                                                     $10.139      $14.183      $16.508
Number of Units Outstanding, End of Period                                                       0        3,340        3,388
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.652      $12.911
Accumulation Unit Value, End of Period                                                     $10.652      $12.911      $13.745
Number of Units Outstanding, End of Period                                                       0          258        1,472
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.168      $12.588
Accumulation Unit Value, End of Period                                                     $10.168      $12.588      $13.452
Number of Units Outstanding, End of Period                                                       0        7,819        8,198
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.345      $14.610
Accumulation Unit Value, End of Period                                                     $10.345      $14.610      $17.048
Number of Units Outstanding, End of Period                                                       0        3,964        3,820
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.542      $12.093
Accumulation Unit Value, End of Period                                                     $10.542      $12.093      $12.839
Number of Units Outstanding, End of Period                                                       0        7,516       80,633
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.379      $12.387
Accumulation Unit Value, End of Period                                                     $10.379      $12.387      $13.233
Number of Units Outstanding, End of Period                                                       0        2,817        2,809
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.788      $13.456
Accumulation Unit Value, End of Period                                                     $10.788      $13.456      $14.638
Number of Units Outstanding, End of Period                                                       0          285          264
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.715      $11.261
Accumulation Unit Value, End of Period                                                      $9.715      $11.261      $11.812
Number of Units Outstanding, End of Period                                                       0          870          986
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.731      $13.296
Accumulation Unit Value, End of Period                                                     $10.731      $13.296      $14.391
Number of Units Outstanding, End of Period                                                       0        6,034        6,010
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.176      $10.404
Accumulation Unit Value, End of Period                                                     $10.176      $10.404      $10.638
Number of Units Outstanding, End of Period                                                       0       11,568       12,696
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.595      $13.333
Accumulation Unit Value, End of Period                                                     $10.595      $13.333      $15.169
Number of Units Outstanding, End of Period                                                       0          222          202
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.398      $12.944
Accumulation Unit Value, End of Period                                                     $10.398      $12.944      $14.276
Number of Units Outstanding, End of Period                                                       0        2,784        2,776
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.976       $9.817
Accumulation Unit Value, End of Period                                                      $9.976       $9.817       $9.675
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.370      $13.447
Accumulation Unit Value, End of Period                                                     $10.370      $13.447      $14.523
Number of Units Outstanding, End of Period                                                       0        2,712        2,757
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.194      $14.520
Accumulation Unit Value, End of Period                                                     $11.194      $14.520      $16.410
Number of Units Outstanding, End of Period                                                       0        2,592        2,358
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.633      $13.047
Accumulation Unit Value, End of Period                                                     $10.633      $13.047      $13.741
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.506      $12.039
Accumulation Unit Value, End of Period                                                     $10.506      $12.039      $12.755
Number of Units Outstanding, End of Period                                                       0        5,770        6,203
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.460      $14.006
Accumulation Unit Value, End of Period                                                     $11.460      $14.006      $16.675
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.363      $13.512
Accumulation Unit Value, End of Period                                                     $10.363      $13.512      $15.691
Number of Units Outstanding, End of Period                                                       0          141          125
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.100      $12.353
Accumulation Unit Value, End of Period                                                     $10.100      $12.353      $12.703
Number of Units Outstanding, End of Period                                                       0        1,397        1,375
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.092
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.305
Number of Units Outstanding, End of Period                                                      --           --          947
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.402      $11.695
Accumulation Unit Value, End of Period                                                      $9.402      $11.695      $12.226
Number of Units Outstanding, End of Period                                                       0        4,209        4,357
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.643      $13.306
Accumulation Unit Value, End of Period                                                     $10.643      $13.306      $14.867
Number of Units Outstanding, End of Period                                                       0        1,967        2,268
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.845
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.050      $13.823
Accumulation Unit Value, End of Period                                                     $11.050      $13.823      $14.898
Number of Units Outstanding, End of Period                                                       0            0       31,789
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.929
Number of Units Outstanding, End of Period                                                      --           --       86,523
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.727
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.701
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.041
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.547
Accumulation Unit Value, End of Period                                                          --      $13.547      $15.778
Number of Units Outstanding, End of Period                                                      --           82          209
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.268
Number of Units Outstanding, End of Period                                                      --           --        3,898
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.261
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.691      $14.457
Accumulation Unit Value, End of Period                                                     $10.691      $14.457      $19.261
Number of Units Outstanding, End of Period                                                       0        4,677        4,870

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit
Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.15% under the Contracts on October 14,
2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.
Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to
May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.693      $13.338
Accumulation Unit Value, End of Period                                                          --      $13.338      $14.438
Number of Units Outstanding, End of Period                                                      --       18,386       26,140
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.198
Number of Units Outstanding, End of Period                                                      --           --        3,267
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.511
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.814      $15.482
Accumulation Unit Value, End of Period                                                          --      $15.482      $16.889
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.033      $14.504
Accumulation Unit Value, End of Period                                                          --      $14.504      $17.564
Number of Units Outstanding, End of Period                                                      --        8,923        9.388
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.214
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.593      $12.636
Accumulation Unit Value, End of Period                                                          --      $12.636      $13.927
Number of Units Outstanding, End of Period                                                      --        2,862        7,272
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.668      $16.607
Accumulation Unit Value, End of Period                                                          --      $16.607      $20.512
Number of Units Outstanding, End of Period                                                      --        6,217        6,786
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.371      $13.544
Accumulation Unit Value, End of Period                                                          --      $13.544      $15.710
Number of Units Outstanding, End of Period                                                      --        1,407        4,495
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.576      $12.837
Accumulation Unit Value, End of Period                                                          --      $12.837      $14.413
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.897
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.348
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.881
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.129
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.112
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.331      $12.341
Accumulation Unit Value, End of Period                                                          --      $12.341      $14.424
Number of Units Outstanding, End of Period                                                      --          822          778
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.098      $13.042
Accumulation Unit Value, End of Period                                                          --      $13.042      $14.013
Number of Units Outstanding, End of Period                                                      --        6,858        8,687
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.252
Accumulation Unit Value, End of Period                                                          --      $12.252      $12.783
Number of Units Outstanding, End of Period                                                      --        3,156        6,886
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.096
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.073      $14.178
Accumulation Unit Value, End of Period                                                          --      $14.178      $16.494
Number of Units Outstanding, End of Period                                                      --        1,193        3,021
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.721      $12.906
Accumulation Unit Value, End of Period                                                          --      $12.906      $13.733
Number of Units Outstanding, End of Period                                                      --        4,019        4,047
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.454      $12.584
Accumulation Unit Value, End of Period                                                          --      $12.584      $13.441
Number of Units Outstanding, End of Period                                                      --       10,776       14,274
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.704      $14.605
Accumulation Unit Value, End of Period                                                          --      $14.605      $17.034
Number of Units Outstanding, End of Period                                                      --        5,130        9,638
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.237      $12.089
Accumulation Unit Value, End of Period                                                          --      $12.089      $12.828
Number of Units Outstanding, End of Period                                                      --       10,867       16,775
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.742      $12.383
Accumulation Unit Value, End of Period                                                          --      $12.383      $13.222
Number of Units Outstanding, End of Period                                                      --            0          101
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.983      $13.451
Accumulation Unit Value, End of Period                                                          --      $13.451      $14.626
Number of Units Outstanding, End of Period                                                      --       10,422       11,596
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.224      $11.258
Accumulation Unit Value, End of Period                                                          --      $11.258      $11.801
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.854      $13.291
Accumulation Unit Value, End of Period                                                          --      $13.291      $14.378
Number of Units Outstanding, End of Period                                                      --        7,455       10,771
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.247      $10.401
Accumulation Unit Value, End of Period                                                          --      $10.401      $10.629
Number of Units Outstanding, End of Period                                                      --       19,659       24,449
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.565      $13.328
Accumulation Unit Value, End of Period                                                          --      $13.328      $15.156
Number of Units Outstanding, End of Period                                                      --        6,036        6,633
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.682      $12.939
Accumulation Unit Value, End of Period                                                          --      $12.939      $14.263
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.928       $9.813
Accumulation Unit Value, End of Period                                                          --       $9.813       $9.667
Number of Units Outstanding, End of Period                                                      --        3,027        5,006
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.969      $13.442
Accumulation Unit Value, End of Period                                                          --      $13.442      $14.510
Number of Units Outstanding, End of Period                                                      --            0          174
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.310      $14.515
Accumulation Unit Value, End of Period                                                          --      $14.515      $16.396
Number of Units Outstanding, End of Period                                                      --          317          692
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.831      $13.043
Accumulation Unit Value, End of Period                                                          --      $13.043      $13.729
Number of Units Outstanding, End of Period                                                      --           31          366
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.672      $12.035
Accumulation Unit Value, End of Period                                                          --      $12.035      $12.744
Number of Units Outstanding, End of Period                                                      --        2,325        2,616
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.636      $14.001
Accumulation Unit Value, End of Period                                                          --      $14.001      $16.661
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.788      $13.507
Accumulation Unit Value, End of Period                                                          --      $13.507      $15.678
Number of Units Outstanding, End of Period                                                      --        4,502        6,017
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.569      $12.348
Accumulation Unit Value, End of Period                                                          --      $12.348      $12.692
Number of Units Outstanding, End of Period                                                      --       14,062       20,886
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.088
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.301
Number of Units Outstanding, End of Period                                                      --           --        3,249
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.910      $11.691
Accumulation Unit Value, End of Period                                                          --      $11.691      $12.216
Number of Units Outstanding, End of Period                                                      --           33          209
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.769      $13.301
Accumulation Unit Value, End of Period                                                          --      $13.301      $14.854
Number of Units Outstanding, End of Period                                                      --        7,154        8,984
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.840
Number of Units Outstanding, End of Period                                                      --            0        1,089
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.278      $13.818
Accumulation Unit Value, End of Period                                                          --      $13.818      $14.885
Number of Units Outstanding, End of Period                                                      --            0        1,520
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.926
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.723
Number of Units Outstanding, End of Period                                                      --           --        5,758
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.698
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.036
Number of Units Outstanding, End of Period                                                      --            0        3,343
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.543
Accumulation Unit Value, End of Period                                                          --      $13.543      $15.764
Number of Units Outstanding, End of Period                                                      --        2,573        3,400
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.264
Number of Units Outstanding, End of Period                                                      --           --        6,564
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.258
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.370      $14.452
Accumulation Unit Value, End of Period                                                          --      $14.452      $19.245
Number of Units Outstanding, End of Period                                                      --        2,101        4,315

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.






(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.698      $13.341
Accumulation Unit Value, End of Period                                                          --      $13.341      $14.434
Number of Units Outstanding, End of Period                                                      --       52,685       54,017
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.194
Number of Units Outstanding, End of Period                                                      --           --          184
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.509
Number of Units Outstanding, End of Period                                                      --           --          480
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.821      $15.485
Accumulation Unit Value, End of Period                                                          --      $15.485      $16.884
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.039      $14.507
Accumulation Unit Value, End of Period                                                          --      $14.507      $17.559
Number of Units Outstanding, End of Period                                                      --       27,959       33,465
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.211
Number of Units Outstanding, End of Period                                                      --           --        1,456
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.599      $12.638
Accumulation Unit Value, End of Period                                                          --      $12.638      $13.923
Number of Units Outstanding, End of Period                                                      --       56,269       72,413
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.674      $16.810
Accumulation Unit Value, End of Period                                                          --      $16.810      $20.505
Number of Units Outstanding, End of Period                                                      --       28,738       21,232
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.377      $13.547
Accumulation Unit Value, End of Period                                                          --      $13.547      $15.705
Number of Units Outstanding, End of Period                                                      --       16,870       20,311
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.583      $12.839
Accumulation Unit Value, End of Period                                                          --      $12.839      $14.409
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.895
Number of Units Outstanding, End of Period                                                      --           --           90
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.347
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.880
Number of Units Outstanding, End of Period                                                      --           --           63
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.127
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.110
Number of Units Outstanding, End of Period                                                      --           --          553
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.337      $12.344
Accumulation Unit Value, End of Period                                                          --      $12.344      $14.419
Number of Units Outstanding, End of Period                                                      --       15,965       21,094
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.104      $13.045
Accumulation Unit Value, End of Period                                                          --      $13.045      $14.009
Number of Units Outstanding, End of Period                                                      --       18,537       21,616
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.248
Accumulation Unit Value, End of Period                                                          --      $12.248      $12.772
Number of Units Outstanding, End of Period                                                      --       59,697       69,424
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.095
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.079      $14.181
Accumulation Unit Value, End of Period                                                          --      $14.181      $16.489
Number of Units Outstanding, End of Period                                                      --       25,745       32,196
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.727      $12.909
Accumulation Unit Value, End of Period                                                          --      $12.909      $13.729
Number of Units Outstanding, End of Period                                                      --       42,583       48,188
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.460      $12.586
Accumulation Unit Value, End of Period                                                          --      $12.586      $13.437
Number of Units Outstanding, End of Period                                                      --       37,180       51,399
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.710      $14.608
Accumulation Unit Value, End of Period                                                          --      $14.608      $17.029
Number of Units Outstanding, End of Period                                                      --       30,156       42,152
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.243      $12.091
Accumulation Unit Value, End of Period                                                          --      $12.091      $12.824
Number of Units Outstanding, End of Period                                                      --       26,210       43,847
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.748      $12.385
Accumulation Unit Value, End of Period                                                          --      $12.385      $13.218
Number of Units Outstanding, End of Period                                                      --       11,462       19,346
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.989      $13.454
Accumulation Unit Value, End of Period                                                          --      $13.454      $14.621
Number of Units Outstanding, End of Period                                                      --       11,832       23,526
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.230      $11.260
Accumulation Unit Value, End of Period                                                          --      $11.260      $11.798
Number of Units Outstanding, End of Period                                                      --        5,850        7,454
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.861      $13.294
Accumulation Unit Value, End of Period                                                          --      $13.294      $14.374
Number of Units Outstanding, End of Period                                                      --       22,950       20,081
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.352      $10.403
Accumulation Unit Value, End of Period                                                          --      $10.403      $10.626
Number of Units Outstanding, End of Period                                                      --       49,278       49,454
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.571      $13.331
Accumulation Unit Value, End of Period                                                          --      $13.331      $15.151
Number of Units Outstanding, End of Period                                                      --       17,703       19,038
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.688      $12.942
Accumulation Unit Value, End of Period                                                          --      $12.942      $14.259
Number of Units Outstanding, End of Period                                                      --        7,495        7,931
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.933       $9.815
Accumulation Unit Value, End of Period                                                          --       $9.815       $9.664
Number of Units Outstanding, End of Period                                                      --        7,750       23,695
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.975      $13.445
Accumulation Unit Value, End of Period                                                          --      $13.445      $14.506
Number of Units Outstanding, End of Period                                                      --        8,388       14,340
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.317      $14.518
Accumulation Unit Value, End of Period                                                          --      $14.518      $16.391
Number of Units Outstanding, End of Period                                                      --       33,011       48,816
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.837      $13.046
Accumulation Unit Value, End of Period                                                          --      $13.046      $13.725
Number of Units Outstanding, End of Period                                                      --        7,948        4,516
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.678      $12.037
Accumulation Unit Value, End of Period                                                          --      $12.037      $12.740
Number of Units Outstanding, End of Period                                                      --       18,618       25,107
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.989      $14.004
Accumulation Unit Value, End of Period                                                          --      $14.004      $16.656
Number of Units Outstanding, End of Period                                                      --        1,565        3,376
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.794      $13.510
Accumulation Unit Value, End of Period                                                          --      $13.510      $15.673
Number of Units Outstanding, End of Period                                                      --       16,403       16,589
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.575      $12.351
Accumulation Unit Value, End of Period                                                          --      $12.351      $12.688
Number of Units Outstanding, End of Period                                                      --       89,760       99,612
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.084
Number of Units Outstanding, End of Period                                                      --           --       23,290
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.297
Number of Units Outstanding, End of Period                                                      --           --        1,925
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.925      $11.693
Accumulation Unit Value, End of Period                                                          --      $11.693      $12.212
Number of Units Outstanding, End of Period                                                      --       24,418       24,927
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.775      $13.304
Accumulation Unit Value, End of Period                                                          --      $13.304      $14.850
Number of Units Outstanding, End of Period                                                      --       59,850       69,967
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.835
Number of Units Outstanding, End of Period                                                      --            0        2,810
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.285      $13.821
Accumulation Unit Value, End of Period                                                          --      $13.821      $14.881
Number of Units Outstanding, End of Period                                                      --        6,825       11,230
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.922
Number of Units Outstanding, End of Period                                                      --           --          247
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.719
Number of Units Outstanding, End of Period                                                      --           --       33,193
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.694
Number of Units Outstanding, End of Period                                                      --           --        4,430
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.030
Number of Units Outstanding, End of Period                                                      --            0        6,065
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.538
Accumulation Unit Value, End of Period                                                          --      $13.538      $15.571
Number of Units Outstanding, End of Period                                                      --       10,709       17,770
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.260
Number of Units Outstanding, End of Period                                                      --           --       38,083
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.254
Number of Units Outstanding, End of Period                                                      --           --        5,841
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.376      $14.455
Accumulation Unit Value, End of Period                                                          --      $14.455      $19.239
Number of Units Outstanding, End of Period                                                      --       16,136       19,325

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.838      $13.318
Accumulation Unit Value, End of Period                                                     $10.838      $13.318      $14.402
Number of Units Outstanding, End of Period                                                       0        9,248        9,456
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.191
Number of Units Outstanding, End of Period                                                      --           --        6,735
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.508
Number of Units Outstanding, End of Period                                                      --           --          383
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.521      $15.459
Accumulation Unit Value, End of Period                                                     $11.521      $15.459      $16.847
Number of Units Outstanding, End of Period                                                   1,068        5,064        5,212
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.212      $14.482
Accumulation Unit Value, End of Period                                                     $11.212      $14.482      $17.520
Number of Units Outstanding, End of Period                                                     594        7,384        6,050
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.207
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.312      $12.616
Accumulation Unit Value, End of Period                                                     $10.312      $12.616      $13.892
Number of Units Outstanding, End of Period                                                   1,982        2,527        5,065
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.220      $16.781
Accumulation Unit Value, End of Period                                                     $11.220      $16.781      $20.460
Number of Units Outstanding, End of Period                                                       0        1,017          350
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.463      $13.523
Accumulation Unit Value, End of Period                                                     $10.463      $13.523      $15.670
Number of Units Outstanding, End of Period                                                       0          994        8,411
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.708      $12.817
Accumulation Unit Value, End of Period                                                     $10.708      $12.817      $14.377
Number of Units Outstanding, End of Period                                                       0        2,025        2,096
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.894
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.346
Number of Units Outstanding, End of Period                                                      --           --        1,947
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.878
Number of Units Outstanding, End of Period                                                      --           --          741
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.126
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.109
Number of Units Outstanding, End of Period                                                      --           --        4,517
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.048      $12.322
Accumulation Unit Value, End of Period                                                     $10.048      $12.322      $14.387
Number of Units Outstanding, End of Period                                                       0          392          400
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.684      $13.023
Accumulation Unit Value, End of Period                                                     $10.684      $13.023      $13.978
Number of Units Outstanding, End of Period                                                     656        7,008        6,729
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.243
Accumulation Unit Value, End of Period                                                          --      $12.243      $12.761
Number of Units Outstanding, End of Period                                                      --          776        2,669
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.093
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.136      $14.156
Accumulation Unit Value, End of Period                                                     $10.136      $14.156      $16.452
Number of Units Outstanding, End of Period                                                       0          957          775
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.648      $12.887
Accumulation Unit Value, End of Period                                                     $10.648      $12.887      $13.698
Number of Units Outstanding, End of Period                                                       0          721        1,448
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.165      $12.565
Accumulation Unit Value, End of Period                                                     $10.165      $12.565      $13.407
Number of Units Outstanding, End of Period                                                     689       17,628       17,890
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.341      $14.583
Accumulation Unit Value, End of Period                                                     $10.341      $14.583      $16.991
Number of Units Outstanding, End of Period                                                       0          773        1,134
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.538      $12.070
Accumulation Unit Value, End of Period                                                     $10.538      $12.070      $12.795
Number of Units Outstanding, End of Period                                                   1,789        7,064        6,591
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.375      $12.364
Accumulation Unit Value, End of Period                                                     $10.375      $12.364      $13.188
Number of Units Outstanding, End of Period                                                       0        9,629       10,337
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.785      $13.431
Accumulation Unit Value, End of Period                                                     $10.785      $13.431      $14.589
Number of Units Outstanding, End of Period                                                      18       19,916       17,279
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.712      $11.240
Accumulation Unit Value, End of Period                                                      $9.712      $11.240      $11.772
Number of Units Outstanding, End of Period                                                       0        1,483        1,953
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.728      $13.271
Accumulation Unit Value, End of Period                                                     $10.728      $13.271      $14.342
Number of Units Outstanding, End of Period                                                       0       15,833       13,488
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.173      $10.385
Accumulation Unit Value, End of Period                                                     $10.173      $10.385      $10.602
Number of Units Outstanding, End of Period                                                   1,829       37,058       38,217
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.591      $13.308
Accumulation Unit Value, End of Period                                                     $10.591      $13.308      $15.117
Number of Units Outstanding, End of Period                                                      19        5,818        4,466
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.395      $12.920
Accumulation Unit Value, End of Period                                                     $10.395      $12.920      $14.227
Number of Units Outstanding, End of Period                                                   1,883        1,910        1,896
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.973       $9.799
Accumulation Unit Value, End of Period                                                      $9.973       $9.799       $9.642
Number of Units Outstanding, End of Period                                                       0            0        9,267
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.366      $13.422
Accumulation Unit Value, End of Period                                                     $10.366      $13.422      $14.474
Number of Units Outstanding, End of Period                                                      19        2,661        2,479
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.191      $14.493
Accumulation Unit Value, End of Period                                                     $11.191      $14.493      $16.355
Number of Units Outstanding, End of Period                                                       0          802          889
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.629      $13.023
Accumulation Unit Value, End of Period                                                     $10.629      $13.023      $13.694
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.502      $12.016
Accumulation Unit Value, End of Period                                                     $10.502      $12.016      $12.711
Number of Units Outstanding, End of Period                                                   1,936        5,517        5,550
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.456      $13.980
Accumulation Unit Value, End of Period                                                     $11.456      $13.980      $16.619
Number of Units Outstanding, End of Period                                                       0        2,710        4,261
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.360      $13.487
Accumulation Unit Value, End of Period                                                     $10.360      $13.487      $15.638
Number of Units Outstanding, End of Period                                                     744        5,260        4,572
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.097      $12.330
Accumulation Unit Value, End of Period                                                     $10.097      $12.330      $12.660
Number of Units Outstanding, End of Period                                                      39           23       22,173
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.081
Number of Units Outstanding, End of Period                                                      --           --        3,371
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.293
Number of Units Outstanding, End of Period                                                      --           --        6,748
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.399      $11.673
Accumulation Unit Value, End of Period                                                      $9.399      $11.673      $12.185
Number of Units Outstanding, End of Period                                                       0          166          888
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.640      $13.281
Accumulation Unit Value, End of Period                                                     $10.640      $13.281      $14.814
Number of Units Outstanding, End of Period                                                     639        7,269        8,604
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.830
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.046      $13.797
Accumulation Unit Value, End of Period                                                     $11.046      $13.797      $14.847
Number of Units Outstanding, End of Period                                                       0          245          345
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.918
Number of Units Outstanding, End of Period                                                      --           --        2,252
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.716
Number of Units Outstanding, End of Period                                                      --           --        1,009
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.690
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.042
Number of Units Outstanding, End of Period                                                      --            0        1,117
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.533
Accumulation Unit Value, End of Period                                                          --      $13.533      $15.737
Number of Units Outstanding, End of Period                                                      --          643        1,487
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.256
Number of Units Outstanding, End of Period                                                      --           --       10,704
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.250
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.688      $14.430
Accumulation Unit Value, End of Period                                                     $10.688      $14.430      $19.196
Number of Units Outstanding, End of Period                                                       0        3,594        4,303

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen
UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the
Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.













Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death
Benefit Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option
(age 0-70))

For the Years Beginning January 1* and Ending December 31,                                 2002          2003           2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.683        $13.313
Accumulation Unit Value, End of Period                                                       --       $13.313        $14.389
Number of Units Outstanding, End of Period                                                   --         2,943          5,721
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.187
Number of Units Outstanding, End of Period                                                   --            --              0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.507
Number of Units Outstanding, End of Period                                                   --            --            569
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                 --       $11.804        $15.453
Accumulation Unit Value, End of Period                                                       --       $15.453        $16.832
Number of Units Outstanding, End of Period                                                   --             0              0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.024        $14.477
Accumulation Unit Value, End of Period                                                       --       $14.477        $17.505
Number of Units Outstanding, End of Period                                                   --         4,326          4,258
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.204
Number of Units Outstanding, End of Period                                                   --            --            753
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.584        $12.612
Accumulation Unit Value, End of Period                                                       --       $12.612        $13.880
Number of Units Outstanding, End of Period                                                   --           383          3.548
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.658        $16.776
Accumulation Unit Value, End of Period                                                       --       $16.776        $20.442
Number of Units Outstanding, End of Period                                                   --           645            575
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.362        $13.519
Accumulation Unit Value, End of Period                                                       --       $13.519        $15.567
Number of Units Outstanding, End of Period                                                   --           511            738
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                 --       $11.567        $12.813
Accumulation Unit Value, End of Period                                                       --       $12.813        $14.365
Number of Units Outstanding, End of Period                                                   --             0              0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.893
Number of Units Outstanding, End of Period                                                   --            --              0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.344
Number of Units Outstanding, End of Period                                                   --            --              0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.877
Number of Units Outstanding, End of Period                                                   --            --              0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.125
Number of Units Outstanding, End of Period                                                   --            --              0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.108
Number of Units Outstanding, End of Period                                                   --            --              0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.322        $12.318
Accumulation Unit Value, End of Period                                                       --       $12.318        $14.375
Number of Units Outstanding, End of Period                                                   --             0              0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                 --       $11.088        $13.018
Accumulation Unit Value, End of Period                                                       --       $13.018        $13.966
Number of Units Outstanding, End of Period                                                   --           155            955
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.000        $12.239
Accumulation Unit Value, End of Period                                                       --       $12.239        $12.750
Number of Units Outstanding, End of Period                                                   --           332          1,430
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.092
Number of Units Outstanding, End of Period                                                   --            --              0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.065        $14.151
Accumulation Unit Value, End of Period                                                       --       $14.151        $16.438
Number of Units Outstanding, End of Period                                                   --         2,232          2,273
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.711        $12.882
Accumulation Unit Value, End of Period                                                       --       $12.882        $16.687
Number of Units Outstanding, End of Period                                                   --           342            737
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.445        $12.560
Accumulation Unit Value, End of Period                                                       --       $12.560        $13.395
Number of Units Outstanding, End of Period                                                   --         2,880          3,633
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.695        $14.578
Accumulation Unit Value, End of Period                                                       --       $14.578        $16.976
Number of Units Outstanding, End of Period                                                   --           327          1,695
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.227        $12.066
Accumulation Unit Value, End of Period                                                       --       $12.066        $12.784
Number of Units Outstanding, End of Period                                                   --         4,556          5,976
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.733        $12.360
Accumulation Unit Value, End of Period                                                       --       $12.360        $13.177
Number of Units Outstanding, End of Period                                                   --             0          1,233
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.974        $13.426
Accumulation Unit Value, End of Period                                                       --       $13.426        $14.576
Number of Units Outstanding, End of Period                                                   --         5,992          6,142
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                 --       $10.215        $11.237
Accumulation Unit Value, End of Period                                                       --       $11.237        $11.761
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.845        $13.267
Accumulation Unit Value, End of Period                                                       --       $13.267        $14.330
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.338        $10.381
Accumulation Unit Value, End of Period                                                       --       $10.381        $10.593
Number of Units Outstanding, End of Period                                                   --         3,460          4,153
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.556        $13.304
Accumulation Unit Value, End of Period                                                       --       $13.304        $15.104
Number of Units Outstanding, End of Period                                                   --         2,452          2,383
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.673        $12.915
Accumulation Unit Value, End of Period                                                       --       $12.915        $14.215
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --        $9.920         $9.795
Accumulation Unit Value, End of Period                                                       --        $9.795         $9.634
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                 --       $10.960        $13.417
Accumulation Unit Value, End of Period                                                       --       $13.417        $14.461
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $11.301        $14.488
Accumulation Unit Value, End of Period                                                       --       $14.488        $16.341
Number of Units Outstanding, End of Period                                                   --           145            323
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                 --       $10.822        $13.019
Accumulation Unit Value, End of Period                                                       --       $13.019        $13.683
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.663        $12.012
Accumulation Unit Value, End of Period                                                       --       $12.012        $12.701
Number of Units Outstanding, End of Period                                                   --           167          1,659
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                 --       $11.626        $13.975
Accumulation Unit Value, End of Period                                                       --       $13.975        $16.605
Number of Units Outstanding, End of Period                                                   --             0              0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.779        $13.482
Accumulation Unit Value, End of Period                                                       --       $13.482        $15.625
Number of Units Outstanding, End of Period                                                   --         1,477          1,493
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.560        $12.325
Accumulation Unit Value, End of Period                                                       --       $12.325        $12.649
Number of Units Outstanding, End of Period                                                   --         5,860          6,170
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.077
Number of Units Outstanding, End of Period                                                   --            --          1,042
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.289
Number of Units Outstanding, End of Period                                                   --            --          4,903
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --        $9.911        $11.669
Accumulation Unit Value, End of Period                                                       --       $11.669        $12.174
Number of Units Outstanding, End of Period                                                   --             0          1,717
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.760        $13.276
Accumulation Unit Value, End of Period                                                       --       $13.276        $14.804
Number of Units Outstanding, End of Period                                                   --           155            516
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                 --       $10.000        $10.000
Accumulation Unit Value, End of Period                                                       --       $10.000         $9.825
Number of Units Outstanding, End of Period                                                   --             0            484
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                 --       $12.268        $13.792
Accumulation Unit Value, End of Period                                                       --       $13.792        $14.835
Number of Units Outstanding, End of Period                                                   --             0              0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.915
Number of Units Outstanding, End of Period                                                   --            --              0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.712
Number of Units Outstanding, End of Period                                                   --            --            558
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $10.687
Number of Units Outstanding, End of Period                                                   --            --              0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                 --       $10.000        $10.000
Accumulation Unit Value, End of Period                                                       --       $10.000        $11.019
Number of Units Outstanding, End of Period                                                   --             0              0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                 --       $10.000        $13.529
Accumulation Unit Value, End of Period                                                       --       $13.529        $15.724
Number of Units Outstanding, End of Period                                                   --           177            195
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.253
Number of Units Outstanding, End of Period                                                   --            --            961
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                 --            --        $10.000
Accumulation Unit Value, End of Period                                                       --            --        $11.246
Number of Units Outstanding, End of Period                                                   --            --          3,915
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                 --       $11.360        $14.425
Accumulation Unit Value, End of Period                                                       --       $14.425        $19.180
Number of Units Outstanding, End of Period                                                   --           612          1,049

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.









Allstate Advisor Preferred Contracts With 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.834      $13.293
Accumulation Unit Value, End of Period                                                     $10.834      $13.293      $14.353
Number of Units Outstanding, End of Period                                                       0          513        4,010
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.179
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.504
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.517      $15.430
Accumulation Unit Value, End of Period                                                     $11.517      $15.430      $16.789
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.208      $14.455
Accumulation Unit Value, End of Period                                                     $11.208      $14.455      $17.460
Number of Units Outstanding, End of Period                                                       0          235          199
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.197
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.309      $12.593
Accumulation Unit Value, End of Period                                                     $10.309      $12.593      $13.845
Number of Units Outstanding, End of Period                                                       0        3,527        3,476
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.216      $16.750
Accumulation Unit Value, End of Period                                                     $11.216      $16.750      $20.390
Number of Units Outstanding, End of Period                                                       0          207          177
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.459      $13.498
Accumulation Unit Value, End of Period                                                     $10.459      $13.498      $15.617
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.705      $12.793
Accumulation Unit Value, End of Period                                                     $10.705      $12.793      $14.328
Number of Units Outstanding, End of Period                                                       0          504          555
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.890
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.342
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.874
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.122
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.105
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.045      $12.299
Accumulation Unit Value, End of Period                                                     $10.045      $12.299      $14.338
Number of Units Outstanding, End of Period                                                       0          415          398
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.680      $12.999
Accumulation Unit Value, End of Period                                                     $10.680      $12.999      $13.930
Number of Units Outstanding, End of Period                                                       0        3,157        3,213
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.231
Accumulation Unit Value, End of Period                                                          --      $12.231      $12.728
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.090
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.133      $14.130
Accumulation Unit Value, End of Period                                                     $10.133      $14.130      $16.396
Number of Units Outstanding, End of Period                                                       0          243          218
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.645      $12.863
Accumulation Unit Value, End of Period                                                     $10.645      $12.863      $13.652
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.162      $12.541
Accumulation Unit Value, End of Period                                                     $10.162      $12.541      $13.361
Number of Units Outstanding, End of Period                                                       0        4,266        4,314
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.338      $14.556
Accumulation Unit Value, End of Period                                                     $10.338      $14.556      $16.933
Number of Units Outstanding, End of Period                                                       0          737          665
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.535      $12.048
Accumulation Unit Value, End of Period                                                     $10.535      $12.048      $12.752
Number of Units Outstanding, End of Period                                                       0          821          819
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.372      $12.341
Accumulation Unit Value, End of Period                                                     $10.372      $12.341      $13.143
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.781      $13.406
Accumulation Unit Value, End of Period                                                     $10.781      $13.406      $14.539
Number of Units Outstanding, End of Period                                                       0          513          503
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.709      $11.220
Accumulation Unit Value, End of Period                                                      $9.709      $11.220      $11.732
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.724      $13.247
Accumulation Unit Value, End of Period                                                     $10.724      $13.247      $14.293
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.169      $10.366
Accumulation Unit Value, End of Period                                                     $10.169      $10.366      $10.566
Number of Units Outstanding, End of Period                                                       0          938          982
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.588      $13.284
Accumulation Unit Value, End of Period                                                     $10.588      $13.284      $15.066
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.391      $12.896
Accumulation Unit Value, End of Period                                                     $10.391      $12.896      $14.179
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.969       $9.780
Accumulation Unit Value, End of Period                                                      $9.969       $9.780       $9.609
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.363      $13.397
Accumulation Unit Value, End of Period                                                     $10.363      $13.397      $14.424
Number of Units Outstanding, End of Period                                                       0          386          395
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.187      $14.466
Accumulation Unit Value, End of Period                                                     $11.187      $14.466      $16.299
Number of Units Outstanding, End of Period                                                       0        3,948        3,776
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.626      $12.999
Accumulation Unit Value, End of Period                                                     $10.626      $12.999      $13.648
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.499      $11.994
Accumulation Unit Value, End of Period                                                     $10.499      $11.994      $12.668
Number of Units Outstanding, End of Period                                                       0        4,502        4,669
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.452      $13.954
Accumulation Unit Value, End of Period                                                     $11.452      $13.954      $16.563
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.356      $13.462
Accumulation Unit Value, End of Period                                                     $10.356      $13.462      $15.585
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.093      $12.307
Accumulation Unit Value, End of Period                                                     $10.093      $12.307      $12.617
Number of Units Outstanding, End of Period                                                       0        1,100        1,119
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.069
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.282
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.396      $11.651
Accumulation Unit Value, End of Period                                                      $9.396      $11.651      $12.144
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.636      $13.256
Accumulation Unit Value, End of Period                                                     $10.636      $13.256      $14.766
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.815
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.043      $13.771
Accumulation Unit Value, End of Period                                                     $11.043      $13.771      $14.797
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.907
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.705
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.679
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.007
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.520
Accumulation Unit Value, End of Period                                                          --      $13.520      $15.697
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.245
Number of Units Outstanding, End of Period                                                      --           --          983
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.238
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.684      $14.404
Accumulation Unit Value, End of Period                                                     $10.684      $14.404      $19.131
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
200. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered May 1, 2003, and the Van Kampen
LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen
UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord
Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett
Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord
Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. Accumulation
Unit Values for the Van Kampen Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May
1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


For the Years Beginning January 1* and Ending December 31,                             2002            2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --       $10.683        $13.300
Accumulation Unit Value, End of Period                                                   --         $13.300     $14.353
Number of Units Outstanding, End of Period                                               --          17,595      24,643
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.175
Number of Units Outstanding, End of Period                                               --              --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.503
Number of Units Outstanding, End of Period                                               --              --         243
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                             --         $11.804     $15.437
Accumulation Unit Value, End of Period                                                   --         $15.437     $16.789
Number of Units Outstanding, End of Period                                               --               0           0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.024     $14.462
Accumulation Unit Value, End of Period                                                   --         $14.462     $17.460
Number of Units Outstanding, End of Period                                               --           5,520       7,553
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.193
Number of Units Outstanding, End of Period                                               --              --       1,045
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.584     $12.599
Accumulation Unit Value, End of Period                                                   --         $12.599     $13.845
Number of Units Outstanding, End of Period                                               --          19,691      25,374
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.658     $16.758
Accumulation Unit Value, End of Period                                                   --         $16.758     $20.390
Number of Units Outstanding, End of Period                                               --             739       1,339
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.362     $13.505
Accumulation Unit Value, End of Period                                                   --         $13.505     $15.617
Number of Units Outstanding, End of Period                                               --           2,556       2,722
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                             --         $11.567     $12.800
Accumulation Unit Value, End of Period                                                   --         $12.800     $14.328
Number of Units Outstanding, End of Period                                               --               0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.888
Number of Units Outstanding, End of Period                                               --              --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.340
Number of Units Outstanding, End of Period                                               --              --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.873
Number of Units Outstanding, End of Period                                               --              --       6,569
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.120
Number of Units Outstanding, End of Period                                               --              --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.103
Number of Units Outstanding, End of Period                                               --              --       6,049
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.322     $12.305
Accumulation Unit Value, End of Period                                                   --         $12.305     $14.338
Number of Units Outstanding, End of Period                                               --           7,154      11,024
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                             --         $11.088     $13.005
Accumulation Unit Value, End of Period                                                   --         $13.005     $13.930
Number of Units Outstanding, End of Period                                               --             313         746
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $12.227
Accumulation Unit Value, End of Period                                                   --         $12.227     $12.718
Number of Units Outstanding, End of Period                                               --          13,535      25,147
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.088
Number of Units Outstanding, End of Period                                               --              --           0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.065     $14.137
Accumulation Unit Value, End of Period                                                   --         $14.137     $16.396
Number of Units Outstanding, End of Period                                               --               0           0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.711     $12.869
Accumulation Unit Value, End of Period                                                   --         $12.869     $13.652
Number of Units Outstanding, End of Period                                               --           2,142       4,367
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.445     $12.547
Accumulation Unit Value, End of Period                                                   --         $12.547     $13.361
Number of Units Outstanding, End of Period                                               --          26,443      42,107
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.695     $14.563
Accumulation Unit Value, End of Period                                                   --         $14.563     $16.933
Number of Units Outstanding, End of Period                                               --           4,771       9,376
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.227     $12.054
Accumulation Unit Value, End of Period                                                   --         $12.054     $12.751
Number of Units Outstanding, End of Period                                               --           5,038       8,855
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.733     $12.347
Accumulation Unit Value, End of Period                                                   --         $12.347     $13.143
Number of Units Outstanding, End of Period                                               --             604         603
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.974     $13.412
Accumulation Unit Value, End of Period                                                   --         $13.412     $14.539
Number of Units Outstanding, End of Period                                               --          17,230      23,473
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --         $10.215     $11.225
Accumulation Unit Value, End of Period                                                   --         $11.225     $11.731
Number of Units Outstanding, End of Period                                               --           2,465       2,572
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.845     $13.253
Accumulation Unit Value, End of Period                                                   --         $13.253     $14.293
Number of Units Outstanding, End of Period                                               --           4,691       8,520
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.338     $10.371
Accumulation Unit Value, End of Period                                                   --         $10.371     $10.566
Number of Units Outstanding, End of Period                                               --          31,017       1,667
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.556     $13.290
Accumulation Unit Value, End of Period                                                   --         $13.290     $15.066
Number of Units Outstanding, End of Period                                               --             691       1,909
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.673     $12.902
Accumulation Unit Value, End of Period                                                   --         $12.902     $14.179
Number of Units Outstanding, End of Period                                               --               0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                             --          $9.920      $9.785
Accumulation Unit Value, End of Period                                                   --          $9.785      $9.609
Number of Units Outstanding, End of Period                                               --              53       3,480
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --         $10.960     $13.403
Accumulation Unit Value, End of Period                                                   --         $13.403     $14.424
Number of Units Outstanding, End of Period                                               --          18,175      25,691
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $11.301     $14.473
Accumulation Unit Value, End of Period                                                   --         $14.473     $16.299
Number of Units Outstanding, End of Period                                               --             356       2,415
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --         $10.822     $13.005
Accumulation Unit Value, End of Period                                                   --         $13.005     $13.647
Number of Units Outstanding, End of Period                                               --              40           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.663     $12.000
Accumulation Unit Value, End of Period                                                   --         $12.000     $12,668
Number of Units Outstanding, End of Period                                               --           6,577       8,286
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                             --         $11.626     $13.961
Accumulation Unit Value, End of Period                                                   --         $13.961     $16.562
Number of Units Outstanding, End of Period                                               --             142         126
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.779     $13.468
Accumulation Unit Value, End of Period                                                   --         $13.468     $15.585
Number of Units Outstanding, End of Period                                               --          11,261      15,852
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.560     $12.313
Accumulation Unit Value, End of Period                                                   --         $12.313     $12.617
Number of Units Outstanding, End of Period                                               --          25,354      37,923
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.066
Number of Units Outstanding, End of Period                                               --              --      23,878
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.278
Number of Units Outstanding, End of Period                                               --              --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                             --          $9.911     $11.657
Accumulation Unit Value, End of Period                                                   --         $11.657     $12.143
Number of Units Outstanding, End of Period                                               --             299         653
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.760     $13.263
Accumulation Unit Value, End of Period                                                   --         $13.263     $14.766
Number of Units Outstanding, End of Period                                               --          16,502      19,148
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $10.000
Accumulation Unit Value, End of Period                                                   --         $10.000      $9.810
Number of Units Outstanding, End of Period                                               --               0       3,830
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                             --         $12.268     $13.778
Accumulation Unit Value, End of Period                                                   --         $13.778     $14.797
Number of Units Outstanding, End of Period                                               --               0         141
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.903
Number of Units Outstanding, End of Period                                               --              --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.701
Number of Units Outstanding, End of Period                                               --              --      15,649
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $10.676
Number of Units Outstanding, End of Period                                               --              --       1,275
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $10.000
Accumulation Unit Value, End of Period                                                   --         $10.000     $11.002
Number of Units Outstanding, End of Period                                               --               0       2,959
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                             --         $10.000     $13.515
Accumulation Unit Value, End of Period                                                   --         $13.515     $15.684
Number of Units Outstanding, End of Period                                               --             927       1,229
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.241
Number of Units Outstanding, End of Period                                               --              --      29,761
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                             --              --     $10.000
Accumulation Unit Value, End of Period                                                   --              --     $11.234
Number of Units Outstanding, End of Period                                               --              --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                             --         $11.360     $14.411
Accumulation Unit Value, End of Period                                                   --         $14.411     $19.131
Number of Units Outstanding, End of Period                                               --             386       5,033

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.20% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.675      $13.280
Accumulation Unit Value, End of Period                                                          --      $13.280      $14.316
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.168
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.500
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.794      $15.414
Accumulation Unit Value, End of Period                                                          --      $15.414      $16.746
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.014      $14.440
Accumulation Unit Value, End of Period                                                          --      $14.440      $17.416
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.186
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.575      $12.580
Accumulation Unit Value, End of Period                                                          --      $12.580      $13.809
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.648      $16.733
Accumulation Unit Value, End of Period                                                          --      $16.733      $20.338
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.354      $13.484
Accumulation Unit Value, End of Period                                                          --      $13.484      $15.577
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.557      $12.780
Accumulation Unit Value, End of Period                                                          --      $12.780      $14.291
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.886
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.338
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.870
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.117
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.101
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.314      $12.287
Accumulation Unit Value, End of Period                                                          --      $12.287      $14.302
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.079      $12.985
Accumulation Unit Value, End of Period                                                          --      $12.985      $13.895
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.218
Accumulation Unit Value, End of Period                                                          --      $12.218      $12.696
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.086
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.056      $14.115
Accumulation Unit Value, End of Period                                                          --      $14.115      $16.354
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.701      $12.850
Accumulation Unit Value, End of Period                                                          --      $12.850      $13.617
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.436      $12.528
Accumulation Unit Value, End of Period                                                          --      $12.528      $13.327
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.686      $14.541
Accumulation Unit Value, End of Period                                                          --      $14.541      $16.890
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.218      $12.035
Accumulation Unit Value, End of Period                                                          --      $12.035      $12.719
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.724      $12.328
Accumulation Unit Value, End of Period                                                          --      $12.328      $13.110
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.965      $13.392
Accumulation Unit Value, End of Period                                                          --      $13.392      $14.502
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.207      $11.208
Accumulation Unit Value, End of Period                                                          --      $11.208      $11.701
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.835      $13.233
Accumulation Unit Value, End of Period                                                          --      $13.233      $14.257
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.329      $10.355
Accumulation Unit Value, End of Period                                                          --      $10.355      $10.539
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.548      $13.270
Accumulation Unit Value, End of Period                                                          --      $13.270      $15.027
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.664      $12.883
Accumulation Unit Value, End of Period                                                          --      $12.883      $14.143
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.911       $9.770
Accumulation Unit Value, End of Period                                                          --       $9.770       $9.585
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.951      $13.383
Accumulation Unit Value, End of Period                                                          --      $13.383      $14.388
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.292      $14.451
Accumulation Unit Value, End of Period                                                          --      $14.451      $16.258
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.813      $12.986
Accumulation Unit Value, End of Period                                                          --      $12.986      $13.613
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.654      $11.982
Accumulation Unit Value, End of Period                                                          --      $11.982      $12.636
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.616      $13.940
Accumulation Unit Value, End of Period                                                          --      $13.940      $16.520
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.770      $13.448
Accumulation Unit Value, End of Period                                                          --      $13.448      $15.545
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.551      $12.294
Accumulation Unit Value, End of Period                                                          --      $12.294      $12.585
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.058
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.270
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.903      $11.639
Accumulation Unit Value, End of Period                                                          --      $11.639      $12.112
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.751      $13.242
Accumulation Unit Value, End of Period                                                          --      $13.242      $14.729
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.800
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.258      $13.757
Accumulation Unit Value, End of Period                                                          --      $13.757      $14.759
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.896
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.694
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.688
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $10.990
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.506
Accumulation Unit Value, End of Period                                                          --      $13.506      $15.657
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.233
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.227
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.351      $14.389
Accumulation Unit Value, End of Period                                                          --      $14.389      $19.082
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on
October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option, either added prior to May 1, 2003, or the Enhanced Beneficiary
Protection (Annual Increase) Option)

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.845      $13.368
Accumulation Unit Value, End of Period                                                     $10.845      $13.368      $14.500
Number of Units Outstanding, End of Period                                                       0        7,791        6,299
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.214
Number of Units Outstanding, End of Period                                                      --           --          553
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.516
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.529      $15.516
Accumulation Unit Value, End of Period                                                     $11.529      $15.516      $16.961
Number of Units Outstanding, End of Period                                                     798          662          642
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.219      $14.536
Accumulation Unit Value, End of Period                                                     $11.219      $14.536      $17.639
Number of Units Outstanding, End of Period                                                     840        5,316        3,838
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.228
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.319      $12.663
Accumulation Unit Value, End of Period                                                     $10.319      $12.663      $13.986
Number of Units Outstanding, End of Period                                                       0        9,499        8,319
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.227      $16.844
Accumulation Unit Value, End of Period                                                     $11.227      $16.844      $20.599
Number of Units Outstanding, End of Period                                                       0            0          677
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.470      $13.574
Accumulation Unit Value, End of Period                                                     $10.470      $13.574      $15.777
Number of Units Outstanding, End of Period                                                     865        3,783        2,172
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.715      $12.865
Accumulation Unit Value, End of Period                                                     $10.715      $12.865      $14.475
Number of Units Outstanding, End of Period                                                     889        8,097       21,000
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.902
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.353
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.886
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.134
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.117
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.055      $12.368
Accumulation Unit Value, End of Period                                                     $10.055      $12.368      $14.485
Number of Units Outstanding, End of Period                                                       0            0          185
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.690      $13.071
Accumulation Unit Value, End of Period                                                     $10.690      $13.071      $14.073
Number of Units Outstanding, End of Period                                                       0        6,055        6,063
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.268
Accumulation Unit Value, End of Period                                                          --      $12.268      $12.826
Number of Units Outstanding, End of Period                                                      --            0          321
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.101
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.143      $14.209
Accumulation Unit Value, End of Period                                                     $10.143      $14.209      $16.564
Number of Units Outstanding, End of Period                                                       0        3,281        4,315
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.655      $12.935
Accumulation Unit Value, End of Period                                                     $10.655      $12.935      $13.792
Number of Units Outstanding, End of Period                                                       0        2,860        1,720
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.172      $12.612
Accumulation Unit Value, End of Period                                                     $10.172      $12.612      $13.498
Number of Units Outstanding, End of Period                                                       0        8,952        8,967
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.348      $14.937
Accumulation Unit Value, End of Period                                                     $10.348      $14.937      $17.106
Number of Units Outstanding, End of Period                                                       0        2,654        2,633
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.545      $12.115
Accumulation Unit Value, End of Period                                                     $10.545      $12.115      $12.882
Number of Units Outstanding, End of Period                                                   3,568       25,517       23,617
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.382      $12.410
Accumulation Unit Value, End of Period                                                     $10.382      $12.410      $13.278
Number of Units Outstanding, End of Period                                                       0        1,802        1,633
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.792      $13.481
Accumulation Unit Value, End of Period                                                     $10.792      $13.481      $14.688
Number of Units Outstanding, End of Period                                                       0          383        1,801
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.718      $11.282
Accumulation Unit Value, End of Period                                                      $9.718      $11.282      $11.852
Number of Units Outstanding, End of Period                                                       0        6,154        1,451
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.735      $13.321
Accumulation Unit Value, End of Period                                                     $10.735      $13.321      $14.440
Number of Units Outstanding, End of Period                                                     886       13,425        7,682
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.179      $10.424
Accumulation Unit Value, End of Period                                                     $10.179      $10.424      $10.674
Number of Units Outstanding, End of Period                                                   3,636       40,083       32,092
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.598      $13.358
Accumulation Unit Value, End of Period                                                     $10.598      $13.358      $15.220
Number of Units Outstanding, End of Period                                                     863        2,334        2,407
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.401      $12.968
Accumulation Unit Value, End of Period                                                     $10.401      $12.968      $14.324
Number of Units Outstanding, End of Period                                                   2,573        3,014        2,910
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.979       $9.835
Accumulation Unit Value, End of Period                                                      $9.979       $9.835       $9.708
Number of Units Outstanding, End of Period                                                       0       10,838        5,617
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.373      $13.472
Accumulation Unit Value, End of Period                                                     $10.373      $13.472      $14.572
Number of Units Outstanding, End of Period                                                       0       27,579       20,582
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.198      $14.547
Accumulation Unit Value, End of Period                                                     $11.198      $14.547      $16.466
Number of Units Outstanding, End of Period                                                       0        4,250        4,298
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.636      $13.072
Accumulation Unit Value, End of Period                                                     $10.636      $13.072      $13.787
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.509      $12.061
Accumulation Unit Value, End of Period                                                     $10.509      $12.061      $12.798
Number of Units Outstanding, End of Period                                                       0        2,617        2,336
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.464      $14.032
Accumulation Unit Value, End of Period                                                     $11.464      $14.032      $16.732
Number of Units Outstanding, End of Period                                                       0           65           74
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.367      $13.537
Accumulation Unit Value, End of Period                                                     $10.367      $13.537      $15.745
Number of Units Outstanding, End of Period                                                       0        1,783       11,404
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.103      $12.376
Accumulation Unit Value, End of Period                                                     $10.103      $12.376      $12.746
Number of Units Outstanding, End of Period                                                       0       36,300       30,271
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.103
Number of Units Outstanding, End of Period                                                      --           --        1,750
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.316
Number of Units Outstanding, End of Period                                                      --           --        1,474
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.405      $11.716
Accumulation Unit Value, End of Period                                                      $9.405      $11.716      $12.268
Number of Units Outstanding, End of Period                                                       0       13,186        4,412
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.647      $13.330
Accumulation Unit Value, End of Period                                                     $10.647      $13.330      $14.917
Number of Units Outstanding, End of Period                                                   2,580        9,866       11,977
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.860
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.053      $13.848
Accumulation Unit Value, End of Period                                                     $11.053      $13.848      $14.948
Number of Units Outstanding, End of Period                                                       0        2,112        2,516
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.941
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.738
Number of Units Outstanding, End of Period                                                      --           --        1,157
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.712
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.058
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.561
Accumulation Unit Value, End of Period                                                          --      $13.561      $15.818
Number of Units Outstanding, End of Period                                                      --            0          171
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.280
Number of Units Outstanding, End of Period                                                      --           --        2,324
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.273
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.695      $14.484
Accumulation Unit Value, End of Period                                                     $10.695      $14.484      $19.327
Number of Units Outstanding, End of Period                                                       0        7,400        6,675

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.701      $13.363
Accumulation Unit Value, End of Period                                                          --      $13.363      $14.487
Number of Units Outstanding, End of Period                                                      --       13,429       23,919
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.210
Number of Units Outstanding, End of Period                                                      --           --       34,895
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.515
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.824      $15.511
Accumulation Unit Value, End of Period                                                          --      $15.511      $16.947
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.042      $14.531
Accumulation Unit Value, End of Period                                                          --      $14.531      $17.624
Number of Units Outstanding, End of Period                                                      --        4,877        7,098
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.225
Number of Units Outstanding, End of Period                                                      --           --        8,245
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.602      $12.659
Accumulation Unit Value, End of Period                                                          --      $12.659      $13.975
Number of Units Outstanding, End of Period                                                      --       12,790       39,079
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.678      $16.838
Accumulation Unit Value, End of Period                                                          --      $16.838      $20.581
Number of Units Outstanding, End of Period                                                      --          498        1,232
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.380      $13.569
Accumulation Unit Value, End of Period                                                          --      $13.569      $15.763
Number of Units Outstanding, End of Period                                                      --        9,774       21,481
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.586      $12.861
Accumulation Unit Value, End of Period                                                          --      $12.861      $14.462
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.901
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.352
Number of Units Outstanding, End of Period                                                      --           --       10,992
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.885
Number of Units Outstanding, End of Period                                                      --           --        2,342
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.133
Number of Units Outstanding, End of Period                                                      --           --        1,899
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.116
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.340      $12.364
Accumulation Unit Value, End of Period                                                          --      $12.364      $14.473
Number of Units Outstanding, End of Period                                                      --        3,318        6,909
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.107      $13.067
Accumulation Unit Value, End of Period                                                          --      $13.067      $14.061
Number of Units Outstanding, End of Period                                                      --          383        2,669
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.264
Accumulation Unit Value, End of Period                                                          --      $12.264      $12.815
Number of Units Outstanding, End of Period                                                      --       11,569       32,900
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.100
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.082      $14.204
Accumulation Unit Value, End of Period                                                          --      $14.204      $16.550
Number of Units Outstanding, End of Period                                                      --        1,054        7,506
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.731      $12.930
Accumulation Unit Value, End of Period                                                          --      $12.930      $13.780
Number of Units Outstanding, End of Period                                                      --        6,445       21,577
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.463      $12.607
Accumulation Unit Value, End of Period                                                          --      $12.607      $13.486
Number of Units Outstanding, End of Period                                                      --        4,689       50,350
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.713      $14.632
Accumulation Unit Value, End of Period                                                          --      $14.632      $17.092
Number of Units Outstanding, End of Period                                                      --        4,994       19,437
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.246      $12.111
Accumulation Unit Value, End of Period                                                          --      $12.111      $12.871
Number of Units Outstanding, End of Period                                                      --       14,022       88,223
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.751      $12.406
Accumulation Unit Value, End of Period                                                          --      $12.406      $13.267
Number of Units Outstanding, End of Period                                                      --        2,770          682
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.992      $13.476
Accumulation Unit Value, End of Period                                                          --      $13.476      $14.675
Number of Units Outstanding, End of Period                                                      --       11,395       20,919
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.233      $11.278
Accumulation Unit Value, End of Period                                                          --      $11.278      $11.824
Number of Units Outstanding, End of Period                                                      --        1,360        1,505
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.864      $13.316
Accumulation Unit Value, End of Period                                                          --      $13.316      $14.427
Number of Units Outstanding, End of Period                                                      --       28,804       39,463
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.355      $10.420
Accumulation Unit Value, End of Period                                                          --      $10.420      $10.665
Number of Units Outstanding, End of Period                                                      --       25,733       71,620
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.574      $13.353
Accumulation Unit Value, End of Period                                                          --      $13.353      $15.207
Number of Units Outstanding, End of Period                                                      --       11,348       17.928
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.691      $12.691
Accumulation Unit Value, End of Period                                                          --      $12.964      $14.312
Number of Units Outstanding, End of Period                                                      --        2,761        5,738
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.936       $9.832
Accumulation Unit Value, End of Period                                                          --       $9.832       $9.699
Number of Units Outstanding, End of Period                                                      --       75,893       89,195
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.978      $13.467
Accumulation Unit Value, End of Period                                                          --      $13.467      $14.560
Number of Units Outstanding, End of Period                                                      --       10,990       11,602
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.320      $14.542
Accumulation Unit Value, End of Period                                                          --      $14.542      $16.542
Number of Units Outstanding, End of Period                                                      --        5,886       29,540
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.840      $13.067
Accumulation Unit Value, End of Period                                                          --      $13.067      $13.776
Number of Units Outstanding, End of Period                                                      --        6,158        6,581
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.681      $12.057
Accumulation Unit Value, End of Period                                                          --      $12.057      $12.787
Number of Units Outstanding, End of Period                                                      --        5,840       20,321
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.645      $14.027
Accumulation Unit Value, End of Period                                                          --      $14.027      $16.718
Number of Units Outstanding, End of Period                                                      --        6,578        8,606
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.797      $13.532
Accumulation Unit Value, End of Period                                                          --      $13.532      $15.731
Number of Units Outstanding, End of Period                                                      --        3,734       10,137
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.577      $12.371
Accumulation Unit Value, End of Period                                                          --      $12.371      $12.735
Number of Units Outstanding, End of Period                                                      --       12,045       30,332
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.100
Number of Units Outstanding, End of Period                                                      --           --        2,111
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.312
Number of Units Outstanding, End of Period                                                      --           --        1,259
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.928      $11.712
Accumulation Unit Value, End of Period                                                          --      $11.712      $12.257
Number of Units Outstanding, End of Period                                                      --        8,034       12,310
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.778      $13.326
Accumulation Unit Value, End of Period                                                          --      $13.326      $14.905
Number of Units Outstanding, End of Period                                                      --       22,861       46,028
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.855
Number of Units Outstanding, End of Period                                                      --            0        8,235
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.289      $13.844
Accumulation Unit Value, End of Period                                                          --      $13.844      $14.936
Number of Units Outstanding, End of Period                                                      --        1,991        3,012
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.937
Number of Units Outstanding, End of Period                                                      --           --          180
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.734
Number of Units Outstanding, End of Period                                                      --           --        4,263
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.709
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.052
Number of Units Outstanding, End of Period                                                      --            0        1,297
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.556
Accumulation Unit Value, End of Period                                                          --      $13.556      $15.804
Number of Units Outstanding, End of Period                                                      --          373        1,565
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.276
Number of Units Outstanding, End of Period                                                      --           --       26,031
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.269
Number of Units Outstanding, End of Period                                                      --           --        4,287
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.379      $14.479
Accumulation Unit Value, End of Period                                                          --      $14.479      $19.310
Number of Units Outstanding, End of Period                                                      --        5,758       14,641

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.










Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option: Accumulation  Unit Value and Number of Accumulation
Units  Outstanding for Each Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings Protection Death
Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.843      $13.351
Accumulation Unit Value, End of Period                                                     $10.843      $13.351      $14.467
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.206
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.513
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.526      $15.497
Accumulation Unit Value, End of Period                                                     $11.526      $15.497      $16.923
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.217      $14.518
Accumulation Unit Value, End of Period                                                     $11.217      $14.518      $17.599
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.221
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.317      $12.648
Accumulation Unit Value, End of Period                                                     $10.317      $12.648      $13.955
Number of Units Outstanding, End of Period                                                       0        6,786        6,748
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.225      $16.823
Accumulation Unit Value, End of Period                                                     $11.225      $16.823      $20.552
Number of Units Outstanding, End of Period                                                       0        2,937        2,921
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.467      $13.557
Accumulation Unit Value, End of Period                                                     $10.467      $13.557      $15.741
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.713      $12.849
Accumulation Unit Value, End of Period                                                     $10.713      $12.849      $14.442
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.899
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.351
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.884
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.132
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.115
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.053      $12.353
Accumulation Unit Value, End of Period                                                     $10.053      $12.353      $14.452
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.688      $13.055
Accumulation Unit Value, End of Period                                                     $10.688      $13.055      $14.041
Number of Units Outstanding, End of Period                                                       0        3,235        3,217
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.260
Accumulation Unit Value, End of Period                                                          --      $12.260      $12.805
Number of Units Outstanding, End of Period                                                      --        3,513        3,493
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.099
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.140      $14.191
Accumulation Unit Value, End of Period                                                     $10.140      $14.191      $16.526
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.653      $12.919
Accumulation Unit Value, End of Period                                                     $10.653      $12.919      $13.760
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.169      $12.596
Accumulation Unit Value, End of Period                                                     $10.169      $12.596      $13.467
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.346      $14.619
Accumulation Unit Value, End of Period                                                     $10.346      $14.619      $17.068
Number of Units Outstanding, End of Period                                                       0        3,113        3,096
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.543      $12.100
Accumulation Unit Value, End of Period                                                     $10.543      $12.100      $12.853
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.380      $12.395
Accumulation Unit Value, End of Period                                                     $10.380      $12.395      $13.248
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.790      $13.464
Accumulation Unit Value, End of Period                                                     $10.790      $13.464      $14.655
Number of Units Outstanding, End of Period                                                       0          629          626
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.716      $11.268
Accumulation Unit Value, End of Period                                                      $9.716      $11.268      $11.825
Number of Units Outstanding, End of Period                                                       0        3,556        3,536
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.733      $13.304
Accumulation Unit Value, End of Period                                                     $10.733      $13.304      $14.407
Number of Units Outstanding, End of Period                                                       0          926          921
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.177      $10.411
Accumulation Unit Value, End of Period                                                     $10.177      $10.411      $10.650
Number of Units Outstanding, End of Period                                                       0        4,060        4,037
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.596      $13.341
Accumulation Unit Value, End of Period                                                     $10.596      $13.341      $15.186
Number of Units Outstanding, End of Period                                                       0          974          969
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.399      $12.952
Accumulation Unit Value, End of Period                                                     $10.399      $12.952      $14.292
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.977       $9.823
Accumulation Unit Value, End of Period                                                      $9.977       $9.823       $9.686
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.371      $13.455
Accumulation Unit Value, End of Period                                                     $10.371      $13.455      $14.539
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.196      $14.529
Accumulation Unit Value, End of Period                                                     $11.196      $14.529      $16.429
Number of Units Outstanding, End of Period                                                       0        1,471        1,463
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.634      $13.055
Accumulation Unit Value, End of Period                                                     $10.634      $13.055      $13.756
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.507      $12.046
Accumulation Unit Value, End of Period                                                     $10.507      $12.046      $17.769
Number of Units Outstanding, End of Period                                                       0        3,407        3,389
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.461      $14.015
Accumulation Unit Value, End of Period                                                     $11.461      $14.015      $16.694
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.364      $13.520
Accumulation Unit Value, End of Period                                                     $10.364      $13.520      $15.709
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.101      $12.360
Accumulation Unit Value, End of Period                                                     $10.101      $12.360      $12.717
Number of Units Outstanding, End of Period                                                       0        1,306        1,299
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.096
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.309
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.403      $11.702
Accumulation Unit Value, End of Period                                                      $9.403      $11.702      $12.240
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.645      $13.314
Accumulation Unit Value, End of Period                                                     $10.645      $13.314      $14.884
Number of Units Outstanding, End of Period                                                       0        6,541        6,505
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.850
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.051      $13.831
Accumulation Unit Value, End of Period                                                     $11.051      $13.831      $14.915
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.933
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.730
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.705
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.047
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.552
Accumulation Unit Value, End of Period                                                          --      $13.552      $15.791
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.272
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.264
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.693      $14.466
Accumulation Unit Value, End of Period                                                     $10.693      $14.466      $19.283
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the contracts on October 14, 2002, except for the Oppenheimer Capital
Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT
Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP
Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT
Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van
Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -
All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and
Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap
Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.842      $13.343
Accumulation Unit Value, End of Period                                                     $10.842      $13.343      $14.451
Number of Units Outstanding, End of Period                                                       0       32,362       49,454
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.202
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.512
Number of Units Outstanding, End of Period                                                      --           --            9
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.525      $15.487
Accumulation Unit Value, End of Period                                                     $11.525      $15.487      $16.904
Number of Units Outstanding, End of Period                                                       0        3,517        2,397
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.215      $14.509
Accumulation Unit Value, End of Period                                                     $11.215      $14.509      $17.579
Number of Units Outstanding, End of Period                                                       0        8,164       12,868
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.218
Number of Units Outstanding, End of Period                                                      --           --          119
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.315      $12.640
Accumulation Unit Value, End of Period                                                     $10.315      $12.640      $13.939
Number of Units Outstanding, End of Period                                                       0       29,321       33,153
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.223      $16.813
Accumulation Unit Value, End of Period                                                     $11.223      $16.813      $20.529
Number of Units Outstanding, End of Period                                                       0          865        2,488
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.466      $13.549
Accumulation Unit Value, End of Period                                                     $10.466      $13.549      $15.724
Number of Units Outstanding, End of Period                                                       0        7,918       19,757
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.712      $12.841
Accumulation Unit Value, End of Period                                                     $10.712      $12.841      $14.426
Number of Units Outstanding, End of Period                                                       0        2,059        2,045
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.898
Number of Units Outstanding, End of Period                                                      --           --          223
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.349
Number of Units Outstanding, End of Period                                                      --           --          117
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $18.882
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.130
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.113
Number of Units Outstanding, End of Period                                                      --           --        1,643
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.052      $12.345
Accumulation Unit Value, End of Period                                                     $10.052      $12.345      $14.436
Number of Units Outstanding, End of Period                                                       0        4,935        6,965
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.687      $13.047
Accumulation Unit Value, End of Period                                                     $10.687      $13.047      $14.025
Number of Units Outstanding, End of Period                                                       0       11,461       13,255
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.256
Accumulation Unit Value, End of Period                                                          --      $12.256      $12.794
Number of Units Outstanding, End of Period                                                      --        3,413       11.074
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.097
Number of Units Outstanding, End of Period                                                      --           --          120
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.139      $14.183
Accumulation Unit Value, End of Period                                                     $10.139      $14.183      $16.508
Number of Units Outstanding, End of Period                                                       0        5,616        8,158
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.652      $12.911
Accumulation Unit Value, End of Period                                                     $10.652      $12.911      $13.745
Number of Units Outstanding, End of Period                                                       0       20,083       20,897
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.168      $12.588
Accumulation Unit Value, End of Period                                                     $10.168      $12.588      $13.452
Number of Units Outstanding, End of Period                                                       0       38,357       38,294
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.345      $14.610
Accumulation Unit Value, End of Period                                                     $10.345      $14.610      $17.048
Number of Units Outstanding, End of Period                                                       0       13,077       18,398
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.542      $12.093
Accumulation Unit Value, End of Period                                                     $10.542      $12.093      $12.839
Number of Units Outstanding, End of Period                                                       0       10,727       25,090
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.379      $12.387
Accumulation Unit Value, End of Period                                                     $10.379      $12.387      $13.233
Number of Units Outstanding, End of Period                                                       0        7,868        9,065
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.788      $13.456
Accumulation Unit Value, End of Period                                                     $10.788      $13.456      $14.638
Number of Units Outstanding, End of Period                                                       0        9,735       10,051
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.715      $11.261
Accumulation Unit Value, End of Period                                                      $9.715      $11.261      $11.812
Number of Units Outstanding, End of Period                                                       0       10,391       11,303
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.731      $13.296
Accumulation Unit Value, End of Period                                                     $10.731      $13.296      $14.391
Number of Units Outstanding, End of Period                                                       0        7,064       10,376
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.176      $10.404
Accumulation Unit Value, End of Period                                                     $10.176      $10.404      $10.638
Number of Units Outstanding, End of Period                                                       0       89,886       92,209
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.595      $13.333
Accumulation Unit Value, End of Period                                                     $10.595      $13.333      $15.169
Number of Units Outstanding, End of Period                                                       0       10,102       12,419
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.398      $12.944
Accumulation Unit Value, End of Period                                                     $10.398      $12.944      $14.276
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.976       $9.817
Accumulation Unit Value, End of Period                                                      $9.976       $9.817       $9.675
Number of Units Outstanding, End of Period                                                       0       12,186       15,537
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.370      $13.447
Accumulation Unit Value, End of Period                                                     $10.370      $13.447      $14.523
Number of Units Outstanding, End of Period                                                       0        2,548        2,223
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.194      $14.520
Accumulation Unit Value, End of Period                                                     $11.194      $14.520      $16.410
Number of Units Outstanding, End of Period                                                       0        3,868        3,304
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.633      $13.047
Accumulation Unit Value, End of Period                                                     $10.633      $13.047      $13.741
Number of Units Outstanding, End of Period                                                       0        3,233        5,230
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.506      $12.039
Accumulation Unit Value, End of Period                                                     $10.506      $12.039      $12.755
Number of Units Outstanding, End of Period                                                       0       23,071       25,869
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.460      $14.006
Accumulation Unit Value, End of Period                                                     $11.460      $14.006      $16.675
Number of Units Outstanding, End of Period                                                       0        9,564       18,316
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.363      $13.512
Accumulation Unit Value, End of Period                                                     $10.363      $13.512      $15.691
Number of Units Outstanding, End of Period                                                       0        5,085        5,685
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.100      $12.353
Accumulation Unit Value, End of Period                                                     $10.100      $12.353      $12.703
Number of Units Outstanding, End of Period                                                       0       58,485       59,531
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.092
Number of Units Outstanding, End of Period                                                      --           --       21,363
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.305
Number of Units Outstanding, End of Period                                                      --           --        1,534
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.402      $11.695
Accumulation Unit Value, End of Period                                                      $9.402      $11.695      $12.226
Number of Units Outstanding, End of Period                                                       0        4,623        6,330
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.643      $13.306
Accumulation Unit Value, End of Period                                                     $10.643      $13.306      $14.867
Number of Units Outstanding, End of Period                                                       0       13,501       18,897
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.845
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.050      $13.823
Accumulation Unit Value, End of Period                                                     $11.050      $13.823      $14.898
Number of Units Outstanding, End of Period                                                       0          709          724
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.929
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.727
Number of Units Outstanding, End of Period                                                      --           --        2,398
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.701
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.041
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.547
Accumulation Unit Value, End of Period                                                          --      $13.547      $15.778
Number of Units Outstanding, End of Period                                                      --        4,644        1,792
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.268
Number of Units Outstanding, End of Period                                                      --           --       13,059
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.261
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.691      $14.457
Accumulation Unit Value, End of Period                                                     $10.691      $14.457      $19.261
Number of Units Outstanding, End of Period                                                       0        4,880        9,043

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual
Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual
Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered
May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord
Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett
Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord
Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
(Annual Increase) Option, added prior to May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.693      $13.338
Accumulation Unit Value, End of Period                                                          --      $13.338      $14.438
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.198
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.511
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.814      $15.482
Accumulation Unit Value, End of Period                                                          --      $15.482      $16.889
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.033      $14.504
Accumulation Unit Value, End of Period                                                          --      $14.504      $17.564
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.214
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.593      $12.636
Accumulation Unit Value, End of Period                                                          --      $12.636      $13.927
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.668      $16.807
Accumulation Unit Value, End of Period                                                          --      $16.807      $20.512
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.371      $13.544
Accumulation Unit Value, End of Period                                                          --      $13.544      $15.710
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.576      $12.837
Accumulation Unit Value, End of Period                                                          --      $12.837      $14.413
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.897
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.348
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.881
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.129
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.112
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.331      $12.341
Accumulation Unit Value, End of Period                                                          --      $12.341      $14.424
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.098      $13.042
Accumulation Unit Value, End of Period                                                          --      $13.042      $14.013
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.252
Accumulation Unit Value, End of Period                                                          --      $12.252      $12.783
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.096
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.073      $14.178
Accumulation Unit Value, End of Period                                                          --      $14.178      $16.494
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.721      $12.906
Accumulation Unit Value, End of Period                                                          --      $12.906      $13.733
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.454      $12.584
Accumulation Unit Value, End of Period                                                          --      $12.584      $13.441
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.704      $14.605
Accumulation Unit Value, End of Period                                                          --      $14.605      $17.034
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.237      $12.089
Accumulation Unit Value, End of Period                                                          --      $12.089      $12.828
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.742      $12.383
Accumulation Unit Value, End of Period                                                          --      $12.383      $13.222
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.983      $13.451
Accumulation Unit Value, End of Period                                                          --      $13.451      $14.626
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.224      $11.258
Accumulation Unit Value, End of Period                                                          --      $11.258      $11.801
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.854      $13.291
Accumulation Unit Value, End of Period                                                          --      $13.291      $14.378
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.347      $10.401
Accumulation Unit Value, End of Period                                                          --      $10.401      $10.629
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.565      $13.328
Accumulation Unit Value, End of Period                                                          --      $13.328      $15.156
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.682      $12.939
Accumulation Unit Value, End of Period                                                          --      $12.939      $14.263
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.928       $9.813
Accumulation Unit Value, End of Period                                                          --       $9.813       $9.667
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.969      $13.442
Accumulation Unit Value, End of Period                                                          --      $13.442      $14.510
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.310      $14.515
Accumulation Unit Value, End of Period                                                          --      $14.515      $16.396
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.831      $13.043
Accumulation Unit Value, End of Period                                                          --      $13.043      $13.729
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.672      $12.035
Accumulation Unit Value, End of Period                                                          --      $12.035      $12.744
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.636      $14.001
Accumulation Unit Value, End of Period                                                          --      $14.001      $16.661
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.788      $13.507
Accumulation Unit Value, End of Period                                                          --      $13.507      $15.678
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.569      $12.348
Accumulation Unit Value, End of Period                                                          --      $12.348      $12.692
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.088
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.301
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.920      $11.691
Accumulation Unit Value, End of Period                                                          --      $11.691      $12.216
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.769      $13.301
Accumulation Unit Value, End of Period                                                          --      $13.301      $14.854
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9,840
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.278      $13.818
Accumulation Unit Value, End of Period                                                          --      $13.818      $14.885
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.926
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.723
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.698
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.036
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $13.000      $13.543
Accumulation Unit Value, End of Period                                                     $13.000      $13.543      $15.764
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.264
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.258
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.370      $14.452
Accumulation Unit Value, End of Period                                                          --      $14.452      $19.245
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the Earnings
Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit
Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.839      $13.326
Accumulation Unit Value, End of Period                                                     $10.839      $13.326      $14.418
Number of Units Outstanding, End of Period                                                       0        3,257        3,242
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.194
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.509
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.522      $15.468
Accumulation Unit Value, End of Period                                                     $11.522      $15.468      $16.866
Number of Units Outstanding, End of Period                                                       0        1,241        1,153
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.213      $14.491
Accumulation Unit Value, End of Period                                                     $11.213      $14.491      $17.540
Number of Units Outstanding, End of Period                                                       0          816          782
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.211
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.313      $12.624
Accumulation Unit Value, End of Period                                                     $10.313      $12.624      $13.908
Number of Units Outstanding, End of Period                                                       0        2,470        2,427
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.221      $16.792
Accumulation Unit Value, End of Period                                                     $11.221      $16.792      $20.483
Number of Units Outstanding, End of Period                                                       0        2,553        2,450
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.464      $13.532
Accumulation Unit Value, End of Period                                                     $10.464      $13.532      $15.688
Number of Units Outstanding, End of Period                                                       0        3,456        3,244
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.709      $12.825
Accumulation Unit Value, End of Period                                                     $10.709      $12.825      $14.393
Number of Units Outstanding, End of Period                                                       0          988          939
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.895
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.347
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.880
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.127
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.110
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.049      $12.330
Accumulation Unit Value, End of Period                                                     $10.049      $12.330      $14.403
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.685      $13.031
Accumulation Unit Value, End of Period                                                     $10.685      $13.031      $13.994
Number of Units Outstanding, End of Period                                                       0        1,551        1,544
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.248
Accumulation Unit Value, End of Period                                                          --      $12.248      $12.772
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.095
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.137      $14.165
Accumulation Unit Value, End of Period                                                     $10.137      $14.165      $16.471
Number of Units Outstanding, End of Period                                                       0        3,007        2,885
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.650      $12.895
Accumulation Unit Value, End of Period                                                     $10.650      $12.895      $13.714
Number of Units Outstanding, End of Period                                                       0          970          921
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.166      $12.572
Accumulation Unit Value, End of Period                                                     $10.166      $12.572      $13.422
Number of Units Outstanding, End of Period                                                       0        4,230        5,016
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.342      $14.592
Accumulation Unit Value, End of Period                                                     $10.342      $14.592      $17.010
Number of Units Outstanding, End of Period                                                       0          850          815
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.540      $12.078
Accumulation Unit Value, End of Period                                                     $10.540      $12.078      $12.810
Number of Units Outstanding, End of Period                                                       0        2,178        1,961
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.377      $12.372
Accumulation Unit Value, End of Period                                                     $10.377      $12.372      $13.203
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.786      $13.439
Accumulation Unit Value, End of Period                                                     $10.786      $13.439      $14.605
Number of Units Outstanding, End of Period                                                       0          824          697
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.713      $11.247
Accumulation Unit Value, End of Period                                                      $9.713      $11.247      $11.785
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.729      $13.280
Accumulation Unit Value, End of Period                                                     $10.729      $13.280      $14.358
Number of Units Outstanding, End of Period                                                       0          960          912
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.174      $10.391
Accumulation Unit Value, End of Period                                                     $10.174      $10.391      $10.614
Number of Units Outstanding, End of Period                                                       0        5,011        4,774
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.593      $13.317
Accumulation Unit Value, End of Period                                                     $10.593      $13.317      $15.134
Number of Units Outstanding, End of Period                                                       0        2,861        2,745
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.396      $12.928
Accumulation Unit Value, End of Period                                                     $10.396      $12.928      $14.243
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.974       $9.804
Accumulation Unit Value, End of Period                                                      $9.974       $9.804       $9.653
Number of Units Outstanding, End of Period                                                       0        1,107            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.367      $13.420
Accumulation Unit Value, End of Period                                                     $10.367      $13.420      $14.490
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.192      $14.502
Accumulation Unit Value, End of Period                                                     $11.192      $14.502      $16.373
Number of Units Outstanding, End of Period                                                       0          862          823
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.631      $13.031
Accumulation Unit Value, End of Period                                                     $10.631      $13.031      $13.710
Number of Units Outstanding, End of Period                                                       0          885          845
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.503      $12.024
Accumulation Unit Value, End of Period                                                     $10.503      $12.024      $12.726
Number of Units Outstanding, End of Period                                                       0        1,287        1,281
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.457      $13.989
Accumulation Unit Value, End of Period                                                     $11.457      $13.989      $16.638
Number of Units Outstanding, End of Period                                                       0        1,186        1,181
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.361      $13.495
Accumulation Unit Value, End of Period                                                     $10.361      $13.495      $15.656
Number of Units Outstanding, End of Period                                                       0        1,349        1,255
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.098      $12.337
Accumulation Unit Value, End of Period                                                     $10.098      $12.337      $12.674
Number of Units Outstanding, End of Period                                                       0        1,759        1,660
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.084
Number of Units Outstanding, End of Period                                                      --           --          751
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.297
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.400      $11.680
Accumulation Unit Value, End of Period                                                      $9.400      $11.680      $12.199
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.641      $13.289
Accumulation Unit Value, End of Period                                                     $10.641      $13.289      $14.833
Number of Units Outstanding, End of Period                                                       0        1,118        1,067
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.835
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.047      $13.806
Accumulation Unit Value, End of Period                                                     $11.047      $13.806      $14.864
Number of Units Outstanding, End of Period                                                       0          242          230
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.922
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.719
Number of Units Outstanding, End of Period                                                      --           --        1,033
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.694
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.030
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.538
Accumulation Unit Value, End of Period                                                          --      $13.538      $15.751
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.260
Number of Units Outstanding, End of Period                                                      --           --        1,140
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.254
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.689      $14.439
Accumulation Unit Value, End of Period                                                     $10.689      $14.439      $19.218
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the with the Earnings Protection Death
Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
October 14, 2002, except for the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth
Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series -
Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.693      $13.325
Accumulation Unit Value, End of Period                                                          --      $13.325      $14.401
Number of Units Outstanding, End of Period                                                      --       56,233       60,453
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.187
Number of Units Outstanding, End of Period                                                      --           --          827
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.507
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.814      $15.466
Accumulation Unit Value, End of Period                                                          --      $15.466      $16.846
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.033      $14.489
Accumulation Unit Value, End of Period                                                          --      $14.489      $17.519
Number of Units Outstanding, End of Period                                                      --       10,342       11,238
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.204
Number of Units Outstanding, End of Period                                                      --           --          203
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.593      $12.623
Accumulation Unit Value, End of Period                                                          --      $12.623      $13.892
Number of Units Outstanding, End of Period                                                      --       31,092       44,644
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.668      $16.790
Accumulation Unit Value, End of Period                                                          --      $16.790      $20.459
Number of Units Outstanding, End of Period                                                      --        6,770       11,426
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.371      $13.530
Accumulation Unit Value, End of Period                                                          --      $13.530      $15.670
Number of Units Outstanding, End of Period                                                      --       10,711       12,290
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.576      $12.824
Accumulation Unit Value, End of Period                                                          --      $12.824      $14.377
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.893
Number of Units Outstanding, End of Period                                                      --           --          151
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.344
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.877
Number of Units Outstanding, End of Period                                                      --           --          100
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.125
Number of Units Outstanding, End of Period                                                      --           --          368
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.108
Number of Units Outstanding, End of Period                                                      --           --          168
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.331      $12.328
Accumulation Unit Value, End of Period                                                          --      $12.328      $14.387
Number of Units Outstanding, End of Period                                                      --        8,874        9,092
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.098      $13.029
Accumulation Unit Value, End of Period                                                          --      $13.029      $13.978
Number of Units Outstanding, End of Period                                                      --       14,025       12,643
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $12.000      $12.239
Accumulation Unit Value, End of Period                                                     $12.000      $12.239      $12.750
Number of Units Outstanding, End of Period                                                      43       43,058       53.167
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.092
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.073      $14.163
Accumulation Unit Value, End of Period                                                          --      $14.163      $16.452
Number of Units Outstanding, End of Period                                                      --       11,470       15,388
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.721      $12.893
Accumulation Unit Value, End of Period                                                          --      $12.893      $13.698
Number of Units Outstanding, End of Period                                                      --       12,586       16,418
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.454      $12.571
Accumulation Unit Value, End of Period                                                          --      $12.571      $13.406
Number of Units Outstanding, End of Period                                                      --       14,215       15,310
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.704      $14.590
Accumulation Unit Value, End of Period                                                          --      $14.590      $16.990
Number of Units Outstanding, End of Period                                                      --        9,580       15,511
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.237      $12.076
Accumulation Unit Value, End of Period                                                          --      $12.076      $12.795
Number of Units Outstanding, End of Period                                                      --       13,193       18,210
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.742      $12.370
Accumulation Unit Value, End of Period                                                          --      $12.370      $13.188
Number of Units Outstanding, End of Period                                                      --            0        1,610
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.983      $13.437
Accumulation Unit Value, End of Period                                                          --      $13.437      $14.588
Number of Units Outstanding, End of Period                                                      --        9,745        7,094
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.224      $11.246
Accumulation Unit Value, End of Period                                                          --      $11.246      $11.771
Number of Units Outstanding, End of Period                                                      --        1,009        1,103
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.854      $13.278
Accumulation Unit Value, End of Period                                                          --      $13.278      $14.342
Number of Units Outstanding, End of Period                                                      --       19,078       15,703
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.347      $10.390
Accumulation Unit Value, End of Period                                                          --      $10.390      $10.602
Number of Units Outstanding, End of Period                                                      --       24,092       27,240
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.565      $13.315
Accumulation Unit Value, End of Period                                                          --      $13.315      $15.117
Number of Units Outstanding, End of Period                                                      --        2,786        3,263
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.682      $12.926
Accumulation Unit Value, End of Period                                                          --      $12.926      $14.227
Number of Units Outstanding, End of Period                                                      --        2,900        1,981
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.928       $9.803
Accumulation Unit Value, End of Period                                                          --       $9.803       $9.642
Number of Units Outstanding, End of Period                                                      --        7,499       13,154
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.969      $13.428
Accumulation Unit Value, End of Period                                                          --      $13.428      $14.473
Number of Units Outstanding, End of Period                                                      --            0          160
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.310      $14.500
Accumulation Unit Value, End of Period                                                          --      $14.500      $16.354
Number of Units Outstanding, End of Period                                                      --            0        5,801
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.831      $13.030
Accumulation Unit Value, End of Period                                                          --      $13.030      $13.694
Number of Units Outstanding, End of Period                                                      --        7,832        4,401
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.672      $12.022
Accumulation Unit Value, End of Period                                                          --      $12.022      $12.711
Number of Units Outstanding, End of Period                                                      --        2,542        2,240
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.636      $13.987
Accumulation Unit Value, End of Period                                                          --      $13.987      $16.619
Number of Units Outstanding, End of Period                                                      --        4,581        3,966
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.788      $13.494
Accumulation Unit Value, End of Period                                                          --      $13.494      $15.638
Number of Units Outstanding, End of Period                                                      --        1,923        1,854
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.569      $12.336
Accumulation Unit Value, End of Period                                                          --      $12.336      $12.660
Number of Units Outstanding, End of Period                                                      --        6,267        4,428
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.077
Number of Units Outstanding, End of Period                                                      --           --       21,249
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.289
Number of Units Outstanding, End of Period                                                      --           --          372
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.920      $11.679
Accumulation Unit Value, End of Period                                                          --      $11.679      $12.185
Number of Units Outstanding, End of Period                                                      --       21,858       29,094
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.769      $13.287
Accumulation Unit Value, End of Period                                                          --      $13.287      $14.816
Number of Units Outstanding, End of Period                                                      --       27,411       27,691
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.825
Number of Units Outstanding, End of Period                                                      --            0        2,787
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.278      $13.804
Accumulation Unit Value, End of Period                                                          --      $13.804      $14.847
Number of Units Outstanding, End of Period                                                      --        1,746        1,629
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.915
Number of Units Outstanding, End of Period                                                      --           --           99
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.712
Number of Units Outstanding, End of Period                                                      --           --       52,855
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.687
Number of Units Outstanding, End of Period                                                      --           --          107
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.019
Number of Units Outstanding, End of Period                                                      --            0          456
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.529
Accumulation Unit Value, End of Period                                                          --      $13.529      $15.724
Number of Units Outstanding, End of Period                                                      --        2,339        2,960
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.253
Number of Units Outstanding, End of Period                                                      --           --       16,546
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.246
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.370      $14.437
Accumulation Unit Value, End of Period                                                          --      $14.437      $19.196
Number of Units Outstanding, End of Period                                                      --          139        2,385

* The Allstate Advisor Preferred Contracts were first offered on October 14,
2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable
Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van
Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and
Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett
Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -
Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series
- Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to May 1,
2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.687      $13.322
Accumulation Unit Value, End of Period                                                          --      $13.322      $14.406
Number of Units Outstanding, End of Period                                                      --          255          263
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.191
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.508
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.807      $15.463
Accumulation Unit Value, End of Period                                                          --      $15.463      $16.851
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.027      $14.486
Accumulation Unit Value, End of Period                                                          --      $14.486      $17.525
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.207
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.587      $12.620
Accumulation Unit Value, End of Period                                                          --      $12.620      $13.896
Number of Units Outstanding, End of Period                                                      --           89           91
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.661      $16.786
Accumulation Unit Value, End of Period                                                          --      $16.786      $20.465
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.265      $13.527
Accumulation Unit Value, End of Period                                                          --      $13.527      $15.675
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.570      $12.821
Accumulation Unit Value, End of Period                                                          --      $12.821      $14.381
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.894
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.346
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.878
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.126
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.109
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.325      $12.326
Accumulation Unit Value, End of Period                                                          --      $12.326      $14.391
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.092      $13.026
Accumulation Unit Value, End of Period                                                          --      $13.026      $13.982
Number of Units Outstanding, End of Period                                                      --          172          181
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.243
Accumulation Unit Value, End of Period                                                          --      $12.243      $12.671
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $10.068      $14.160
Accumulation Unit Value, End of Period                                                          --      $14.160      $16.456
Number of Units Outstanding, End of Period                                                      --           81           77
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.714      $12.890
Accumulation Unit Value, End of Period                                                          --      $12.890      $13.702
Number of Units Outstanding, End of Period                                                      --           86           91
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.448      $12.568
Accumulation Unit Value, End of Period                                                          --      $12.568      $13.410
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.698      $14.587
Accumulation Unit Value, End of Period                                                          --      $14.587      $16.995
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.230      $12.074
Accumulation Unit Value, End of Period                                                          --      $12.074      $12.799
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.736      $12.367
Accumulation Unit Value, End of Period                                                          --      $12.367      $13.192
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.977      $13.434
Accumulation Unit Value, End of Period                                                          --      $13.434      $14.593
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.218      $11.244
Accumulation Unit Value, End of Period                                                          --      $11.244      $11.775
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.848      $13.275
Accumulation Unit Value, End of Period                                                          --      $13.275      $14.346
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.341      $10.388
Accumulation Unit Value, End of Period                                                          --      $10.388      $10.605
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.559      $13.312
Accumulation Unit Value, End of Period                                                          --      $13.312      $15.122
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.676      $12.923
Accumulation Unit Value, End of Period                                                          --      $12.923      $14.231
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.922       $9.801
Accumulation Unit Value, End of Period                                                          --       $9.801       $9.645
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.963      $13.425
Accumulation Unit Value, End of Period                                                          --      $13.425      $14.478
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.304      $14.497
Accumulation Unit Value, End of Period                                                          --      $14.497      $16.359
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.825      $13.027
Accumulation Unit Value, End of Period                                                          --      $13.027      $13.698
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.666      $12.020
Accumulation Unit Value, End of Period                                                          --      $12.020      $12.715
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.629      $13.984
Accumulation Unit Value, End of Period                                                          --      $13.984      $16.624
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.782      $13.491
Accumulation Unit Value, End of Period                                                          --      $13.491      $14.643
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.563      $12.333
Accumulation Unit Value, End of Period                                                          --      $12.333      $12.664
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.081
Number of Units Outstanding, End of Period                                                      --           --          114
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.293
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.914      $11.676
Accumulation Unit Value, End of Period                                                          --      $11.676      $12.188
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.763      $13.284
Accumulation Unit Value, End of Period                                                          --      $13.284      $14.821
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.830
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $12.272      $13.801
Accumulation Unit Value, End of Period                                                          --      $13.801      $14.852
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.918
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.716
Number of Units Outstanding, End of Period                                                      --           --          118
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.690
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.024
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.533
Accumulation Unit Value, End of Period                                                          --      $13.533      $15.737
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.256
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.250
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --      $11.363      $14.434
Accumulation Unit Value, End of Period                                                          --      $14.434      $19.201
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on
October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death
Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option and
Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to
May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


For the Years Beginning January 1* and Ending December 31,                                     2002         2003        2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.836     $13.302
Accumulation Unit Value, End of Period                                                      $10.836      $13.302     $14.369
Number of Units Outstanding, End of Period                                                        0           46         984
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.183
Number of Units Outstanding, End of Period                                                       --           --           0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.505
Number of Units Outstanding, End of Period                                                       --           --           0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.519     $15.439
Accumulation Unit Value, End of Period                                                      $11.519      $15.439     $16.808
Number of Units Outstanding, End of Period                                                        0          903         899
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.209     $14.464
Accumulation Unit Value, End of Period                                                      $11.209      $14.464     $17.480
Number of Units Outstanding, End of Period                                                        0          167         151
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.200
Number of Units Outstanding, End of Period                                                       --           --           0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.310     $12.601
Accumulation Unit Value, End of Period                                                      $10.310      $12.601     $13.861
Number of Units Outstanding, End of Period                                                        0          270         927
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.217     $16.761
Accumulation Unit Value, End of Period                                                      $11.217      $16.761     $20.413
Number of Units Outstanding, End of Period                                                        0            0           0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.460     $13.507
Accumulation Unit Value, End of Period                                                       10.460      $13.507     $15.635
Number of Units Outstanding, End of Period                                                        0          982         978
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.706     $12.081
Accumulation Unit Value, End of Period                                                      $10.706      $12.801     $14.344
Number of Units Outstanding, End of Period                                                        0            0           0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.891
Number of Units Outstanding, End of Period                                                       --           --           0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.343
Number of Units Outstanding, End of Period                                                       --           --           0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.875
Number of Units Outstanding, End of Period                                                       --           --           0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.123
Number of Units Outstanding, End of Period                                                       --           --           0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.106
Number of Units Outstanding, End of Period                                                       --           --           0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.046     $12.307
Accumulation Unit Value, End of Period                                                      $10.046      $12.307     $14.355
Number of Units Outstanding, End of Period                                                        0           46          32
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.681     $13.007
Accumulation Unit Value, End of Period                                                      $10.681      $13.007     $13.946
Number of Units Outstanding, End of Period                                                        0           46          33
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --      $10.000     $12.235
Accumulation Unit Value, End of Period                                                           --      $12.235     $12.739
Number of Units Outstanding, End of Period                                                       --            0         0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.091
Number of Units Outstanding, End of Period                                                       --           --         0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.134     $14.139
Accumulation Unit Value, End of Period                                                      $10.134      $14.139     $16.415
Number of Units Outstanding, End of Period                                                        0            0         278
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.646     $12.871
Accumulation Unit Value, End of Period                                                      $10.646      $12.871     $13.667
Number of Units Outstanding, End of Period                                                        0          929       1,893
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.163     $12.549
Accumulation Unit Value, End of Period                                                      $10.163      $12.549     $13.376
Number of Units Outstanding, End of Period                                                        0        2,096       2,072
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.339     $14.565
Accumulation Unit Value, End of Period                                                      $10.339      $14.565     $16.952
Number of Units Outstanding, End of Period                                                        0        1,129       1,124
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.536     $12.055
Accumulation Unit Value, End of Period                                                      $10.536      $12.055     $12.766
Number of Units Outstanding, End of Period                                                        0          408         764
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.373     $12.349
Accumulation Unit Value, End of Period                                                      $10.373      $12.349     $13.158
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.783     $13.414
Accumulation Unit Value, End of Period                                                      $10.783      $13.414     $14.556
Number of Units Outstanding, End of Period                                                        0           46          31
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.710     $11.227
Accumulation Unit Value, End of Period                                                       $9.710      $11.227     $11.745
Number of Units Outstanding, End of Period                                                        0           56          39
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.725     $13.255
Accumulation Unit Value, End of Period                                                      $10.725      $13.255     $14.310
Number of Units Outstanding, End of Period                                                        0        1,040       1,035
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.170     $10.372
Accumulation Unit Value, End of Period                                                      $10.170      $10.372     $10.578
Number of Units Outstanding, End of Period                                                        0          150         149
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.589     $13.292
Accumulation Unit Value, End of Period                                                      $10.589      $13.292     $15.083
Number of Units Outstanding, End of Period                                                        0          270         269
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.392     $12.904
Accumulation Unit Value, End of Period                                                      $10.392      $12.904     $14.195
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.971      $9.786
Accumulation Unit Value, End of Period                                                       $9.971       $9.786      $9.620
Number of Units Outstanding, End of Period                                                        0          458         386
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.364     $13.405
Accumulation Unit Value, End of Period                                                      $10.364      $13.405     $14.441
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.188     $14.475
Accumulation Unit Value, End of Period                                                      $11.188      $14.475     $16.318
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.627     $13.007
Accumulation Unit Value, End of Period                                                      $10.627      $13.007     $13.663
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.500     $12.001
Accumulation Unit Value, End of Period                                                      $10.500      $12.001     $12.683
Number of Units Outstanding, End of Period                                                        0           50         755
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.454     $13.963
Accumulation Unit Value, End of Period                                                      $11.454      $13.963     $16.581
Number of Units Outstanding, End of Period                                                        0            0           0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.358     $13.470
Accumulation Unit Value, End of Period                                                      $10.358      $13.470     $12.631
Number of Units Outstanding, End of Period                                                        0            0         439
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.095     $12.314
Accumulation Unit Value, End of Period                                                      $10.095      $12.314     $12.631
Number of Units Outstanding, End of Period                                                        0          453         439
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.073
Number of Units Outstanding, End of Period                                                       --           --         348
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.285
Number of Units Outstanding, End of Period                                                       --           --           0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000       $9.397     $11.658
Accumulation Unit Value, End of Period                                                       $9.397      $11.658     $12.157
Number of Units Outstanding, End of Period                                                        0        1,095       1,465
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.638     $13.264
Accumulation Unit Value, End of Period                                                      $10.638      $13.264     $14.783
Number of Units Outstanding, End of Period                                                        0        2,348       3,263
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                     --      $10.000     $10.000
Accumulation Unit Value, End of Period                                                           --      $10.000      $9.820
Number of Units Outstanding, End of Period                                                       --            0         930
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000      $11.044     $13.780
Accumulation Unit Value, End of Period                                                      $11.044      $13.780     $14.814
Number of Units Outstanding, End of Period                                                        0            0           0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.911
Number of Units Outstanding, End of Period                                                       --           --           0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.708
Number of Units Outstanding, End of Period                                                       --           --           0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $10.683
Number of Units Outstanding, End of Period                                                       --           --         855
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                     --      $10.000     $10.000
Accumulation Unit Value, End of Period                                                           --      $10.000     $11.013
Number of Units Outstanding, End of Period                                                       --            0           0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                     --      $10.000     $13.524
Accumulation Unit Value, End of Period                                                           --      $13.524     $15.711
Number of Units Outstanding, End of Period                                                       --            0           0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.249
Number of Units Outstanding, End of Period                                                       --           --          41
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                     --           --     $10.000
Accumulation Unit Value, End of Period                                                           --           --     $11.242
Number of Units Outstanding, End of Period                                                       --           --           0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                $10.000      $10.686     $14.413
Accumulation Unit Value, End of Period                                                      $10.686      $14.413     $19.153
Number of Units Outstanding, End of Period                                                        0            0         238

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May
1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.678      $13.297
Accumulation Unit Value, End of Period                                                          --      $13.297      $14.357
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.179
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.504
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.798      $15.434
Accumulation Unit Value, End of Period                                                          --      $15.434      $16.794
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.018      $14.459
Accumulation Unit Value, End of Period                                                          --      $14.459      $17.465
Number of Units Outstanding, End of Period                                                      --          103            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.197
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.578      $12.596
Accumulation Unit Value, End of Period                                                          --      $12.596      $13.849
Number of Units Outstanding, End of Period                                                      --          112            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.652      $16.755
Accumulation Unit Value, End of Period                                                          --      $16.755      $20.396
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.357      $13.502
Accumulation Unit Value, End of Period                                                          --      $13.502      $15.621
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.560      $12.797
Accumulation Unit Value, End of Period                                                          --      $12.797      $14.332
Number of Units Outstanding, End of Period                                                      --            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.890
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.342
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.874
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.122
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.105
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.317      $12.303
Accumulation Unit Value, End of Period                                                          --      $12.303      $14.342
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.082      $13.002
Accumulation Unit Value, End of Period                                                          --      $13.002      $13.934
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.231
Accumulation Unit Value, End of Period                                                          --      $12.231      $12.728
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.090
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.059      $14.134
Accumulation Unit Value, End of Period                                                          --      $14.134      $16.401
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.704      $12.866
Accumulation Unit Value, End of Period                                                          --      $12.866      $13.656
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.439      $12.545
Accumulation Unit Value, End of Period                                                          --      $12.545      $13.365
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.689      $14.560
Accumulation Unit Value, End of Period                                                          --      $14.560      $16.938
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.221      $12.051
Accumulation Unit Value, End of Period                                                          --      $12.051      $12.755
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.727      $12.344
Accumulation Unit Value, End of Period                                                          --      $12.344      $13.147
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.968      $13.409
Accumulation Unit Value, End of Period                                                          --      $13.409      $14.543
Number of Units Outstanding, End of Period                                                      --          103            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.210      $11.223
Accumulation Unit Value, End of Period                                                          --      $11.223      $11.735
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.838      $13.250
Accumulation Unit Value, End of Period                                                          --      $13.250      $14.297
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.332      $10.368
Accumulation Unit Value, End of Period                                                          --      $10.368      $10.569
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.551      $13.287
Accumulation Unit Value, End of Period                                                          --      $13.287      $15.070
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.667      $12.899
Accumulation Unit Value, End of Period                                                          --      $12.899      $14.183
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.914       $9.783
Accumulation Unit Value, End of Period                                                          --       $9.783       $9.612
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.954      $13.400
Accumulation Unit Value, End of Period                                                          --      $13.400      $14.428
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.295      $14.470
Accumulation Unit Value, End of Period                                                          --      $14.470      $16.304
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.816      $13.003
Accumulation Unit Value, End of Period                                                          --      $13.003      $13.652
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.657      $11.997
Accumulation Unit Value, End of Period                                                          --      $11.997      $12.672
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.620      $13.958
Accumulation Unit Value, End of Period                                                          --      $13.958      $16.567
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.773      $13.466
Accumulation Unit Value, End of Period                                                          --      $13.466      $15.590
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.554      $12.310
Accumulation Unit Value, End of Period                                                          --      $12.310      $12.621
Number of Units Outstanding, End of Period                                                      --          111            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.069
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.282
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.906      $11.654
Accumulation Unit Value, End of Period                                                          --      $11.654      $12.147
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.754      $13.260
Accumulation Unit Value, End of Period                                                          --      $13.260      $14.771
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.815
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.261      $13.775
Accumulation Unit Value, End of Period                                                          --      $13.775      $14.801
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.907
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.705
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.679
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $11.007
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.520
Accumulation Unit Value, End of Period                                                          --      $13.520      $15.697
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.245
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.238
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.354      $14.408
Accumulation Unit Value, End of Period                                                          --      $14.408      $19.136
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% was first offered on May 1, 2003. All of the Variable
Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small
Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF
Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP
Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT
Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.







Allstate Advisor Preferred Contracts With No Withdrawal Charge Option:
Accumulation Unit Value And Number Of Accumulation Units Outstanding For Each
Variable Sub-Account Since Contracts Were First Offered* (with the MAV Death
Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 71-79))or (with the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase)
Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit
Option (Age 0-70))


For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.832      $13.277
Accumulation Unit Value, End of Period                                                     $10.832      $13.277      $14.320
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.171
Number of Units Outstanding, End of Period                                                      --           --          949
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.501
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.515      $15.411
Accumulation Unit Value, End of Period                                                     $11.515      $15.411      $16.751
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.206      $14.437
Accumulation Unit Value, End of Period                                                     $11.206      $14.437      $17.421
Number of Units Outstanding, End of Period                                                       0           75           66
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.190
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.306      $12.577
Accumulation Unit Value, End of Period                                                     $10.306      $12.577      $13.813
Number of Units Outstanding, End of Period                                                       0          170          168
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.214      $16.729
Accumulation Unit Value, End of Period                                                     $11.214      $16.729      $20.344
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.457      $13.482
Accumulation Unit Value, End of Period                                                     $10.457      $13.482      $15.582
Number of Units Outstanding, End of Period                                                       0            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.702      $12.778
Accumulation Unit Value, End of Period                                                     $10.702      $12.778      $14.296
Number of Units Outstanding, End of Period                                                       0            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.887
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.339
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.871
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.119
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.102
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.043      $12.284
Accumulation Unit Value, End of Period                                                     $10.043      $12.284      $14.306
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.678      $12.982
Accumulation Unit Value, End of Period                                                     $10.678      $12.982      $13.899
Number of Units Outstanding, End of Period                                                       0            0          774
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.222
Accumulation Unit Value, End of Period                                                          --      $12.222      $12.707
Number of Units Outstanding, End of Period                                                      --            0          841
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.087
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.130      $14.112
Accumulation Unit Value, End of Period                                                     $10.130      $14.112      $16.359
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.643      $12.847
Accumulation Unit Value, End of Period                                                     $10.643      $12.847      $13.621
Number of Units Outstanding, End of Period                                                       0            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.159      $12.526
Accumulation Unit Value, End of Period                                                     $10.159      $12.526      $13.331
Number of Units Outstanding, End of Period                                                       0            0          809
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.336      $14.538
Accumulation Unit Value, End of Period                                                     $10.336      $14.538      $16.895
Number of Units Outstanding, End of Period                                                       0          146          137
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.533      $12.033
Accumulation Unit Value, End of Period                                                     $10.533      $12.033      $12.723
Number of Units Outstanding, End of Period                                                       0          260          268
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.370      $12.326
Accumulation Unit Value, End of Period                                                     $10.370      $12.326      $13.114
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.779      $13.389
Accumulation Unit Value, End of Period                                                     $10.779      $13.389      $14.506
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.707      $11.206
Accumulation Unit Value, End of Period                                                      $9.707      $11.206      $11.705
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.722      $13.230
Accumulation Unit Value, End of Period                                                     $10.722      $13.230      $14.261
Number of Units Outstanding, End of Period                                                       0           79           79
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.167      $10.353
Accumulation Unit Value, End of Period                                                     $10.167      $10.353      $10.542
Number of Units Outstanding, End of Period                                                       0           98          106
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.586      $13.267
Accumulation Unit Value, End of Period                                                     $10.586      $13.267      $15.032
Number of Units Outstanding, End of Period                                                       0          164          156
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.389      $12.880
Accumulation Unit Value, End of Period                                                     $10.389      $12.880      $14.147
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.967       $9.768
Accumulation Unit Value, End of Period                                                      $9.967       $9.768       $9.588
Number of Units Outstanding, End of Period                                                       0          104          116
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.361      $13.380
Accumulation Unit Value, End of Period                                                     $10.361      $13.380      $14.392
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.185      $14.448
Accumulation Unit Value, End of Period                                                     $11.185      $14.448      $16.262
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.624      $12.983
Accumulation Unit Value, End of Period                                                     $10.624      $12.983      $13.617
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.496      $11.979
Accumulation Unit Value, End of Period                                                     $10.496      $11.979      $12.640
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.450      $13.937
Accumulation Unit Value, End of Period                                                     $11.450      $13.937      $16.525
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.354      $13.445
Accumulation Unit Value, End of Period                                                     $10.354      $13.445      $15.550
Number of Units Outstanding, End of Period                                                       0            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.091      $12.291
Accumulation Unit Value, End of Period                                                     $10.091      $12.291      $12.589
Number of Units Outstanding, End of Period                                                       0          255          270
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.062
Number of Units Outstanding, End of Period                                                      --           --          104
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.274
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000       $9.394      $11.637
Accumulation Unit Value, End of Period                                                      $9.394      $11.637      $12.116
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.634      $13.240
Accumulation Unit Value, End of Period                                                     $10.634      $13.240      $14.733
Number of Units Outstanding, End of Period                                                       0          247          235
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.805
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $11.040      $13.754
Accumulation Unit Value, End of Period                                                     $11.040      $13.754      $14.764
Number of Units Outstanding, End of Period                                                       0            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.900
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.697
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.672
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $10.996
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.510
Accumulation Unit Value, End of Period                                                          --      $13.510      $15.670
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.237
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.231
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                               $10.000      $10.682      $14.386
Accumulation Unit Value, End of Period                                                     $10.682      $14.386      $19.088
Number of Units Outstanding, End of Period                                                       0            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15%, the Enhanced Beneficiary protection (Annual Increase)
Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,
2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% as first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and
Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap
Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series
- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series -
Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core
Bond/VA - Service Shares which were first offered with the Contracts on October
1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age
0-70)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the
Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1,
2003, and the Earnings Protection Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.678      $13.283
Accumulation Unit Value, End of Period                                                          --      $13.283      $14.320
Number of Units Outstanding, End of Period                                                      --        3,219        2,865
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.168
Number of Units Outstanding, End of Period                                                      --           --          587
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.500
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.798      $15.418
Accumulation Unit Value, End of Period                                                          --      $15.418      $16.751
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.018      $14.444
Accumulation Unit Value, End of Period                                                          --      $14.444      $17.421
Number of Units Outstanding, End of Period                                                      --          582          643
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.186
Number of Units Outstanding, End of Period                                                      --           --        1,218
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.578      $12.584
Accumulation Unit Value, End of Period                                                          --      $12.584      $13.813
Number of Units Outstanding, End of Period                                                      --        3,192        5,839
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.652      $16.738
Accumulation Unit Value, End of Period                                                          --      $16.738      $20.344
Number of Units Outstanding, End of Period                                                      --          206          205
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.357      $13.488
Accumulation Unit Value, End of Period                                                          --      $13.488      $15.581
Number of Units Outstanding, End of Period                                                      --            0          889
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.560      $12.784
Accumulation Unit Value, End of Period                                                          --      $12.784      $14.295
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.886
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.338
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.870
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.117
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.101
Number of Units Outstanding, End of Period                                                      --           --
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.317      $12.290
Accumulation Unit Value, End of Period                                                          --      $12.290      $14.306
Number of Units Outstanding, End of Period                                                      --          213          372
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.082      $12.989
Accumulation Unit Value, End of Period                                                          --      $12.989      $13.899
Number of Units Outstanding, End of Period                                                      --          561        1,306
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.218
Accumulation Unit Value, End of Period                                                          --      $12.218      $12.696
Number of Units Outstanding, End of Period                                                      --        2,929        3,435
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.086
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.059      $14.119
Accumulation Unit Value, End of Period                                                          --      $14.119      $16.359
Number of Units Outstanding, End of Period                                                      --            0          143
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.704      $12.853
Accumulation Unit Value, End of Period                                                          --      $12.853      $13.621
Number of Units Outstanding, End of Period                                                      --            0          624
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.439      $12.532
Accumulation Unit Value, End of Period                                                          --      $12.532      $13.331
Number of Units Outstanding, End of Period                                                      --        7,888        7,986
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.689      $14.545
Accumulation Unit Value, End of Period                                                          --      $14.545      $16.894
Number of Units Outstanding, End of Period                                                      --          666          591
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.221      $12.039
Accumulation Unit Value, End of Period                                                          --      $12.039      $12.723
Number of Units Outstanding, End of Period                                                      --        1,984        6,149
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.727      $12.332
Accumulation Unit Value, End of Period                                                          --      $12.332      $13.113
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.968      $13.395
Accumulation Unit Value, End of Period                                                          --      $13.395      $14.506
Number of Units Outstanding, End of Period                                                      --        2,602        2,633
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.210      $11.211
Accumulation Unit Value, End of Period                                                          --      $11.211      $11.705
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.838      $13.237
Accumulation Unit Value, End of Period                                                          --      $13.237      $14.261
Number of Units Outstanding, End of Period                                                      --        1,357        1,895
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.332      $10.358
Accumulation Unit Value, End of Period                                                          --      $10.358      $10.542
Number of Units Outstanding, End of Period                                                      --        8,042       10,448
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.551      $13.274
Accumulation Unit Value, End of Period                                                          --      $13.274      $15.032
Number of Units Outstanding, End of Period                                                      --        4,620        4,595
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.667      $12.886
Accumulation Unit Value, End of Period                                                          --      $12.886      $14.147
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.914       $9.773
Accumulation Unit Value, End of Period                                                          --       $9.773       $9.587
Number of Units Outstanding, End of Period                                                      --        1,860            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.954      $13.387
Accumulation Unit Value, End of Period                                                          --      $13.387      $14.392
Number of Units Outstanding, End of Period                                                      --        2,289        2,504
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.295      $14.455
Accumulation Unit Value, End of Period                                                          --      $14.455      $16.262
Number of Units Outstanding, End of Period                                                      --            0        4,137
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.816      $12.989
Accumulation Unit Value, End of Period                                                          --      $12.989      $13.617
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.657      $11.985
Accumulation Unit Value, End of Period                                                          --      $11.985      $12.639
Number of Units Outstanding, End of Period                                                      --        1,893        1,895
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.620      $13.943
Accumulation Unit Value, End of Period                                                          --      $13.943      $16.525
Number of Units Outstanding, End of Period                                                      --          187          162
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.773      $13.452
Accumulation Unit Value, End of Period                                                          --      $13.452      $15.550
Number of Units Outstanding, End of Period                                                      --        2,488        2,550
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.554      $12.297
Accumulation Unit Value, End of Period                                                          --      $12.297      $12.588
Number of Units Outstanding, End of Period                                                      --        3,209        3,565
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $110.58
Number of Units Outstanding, End of Period                                                      --           --          724
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.270
Number of Units Outstanding, End of Period                                                      --           --        1,782
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.906      $11.642
Accumulation Unit Value, End of Period                                                          --      $11.642      $12.116
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.754      $13.246
Accumulation Unit Value, End of Period                                                          --      $13.246      $14.733
Number of Units Outstanding, End of Period                                                      --        2,502        6,041
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.800
Number of Units Outstanding, End of Period                                                      --            0        9,153
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.261      $13.761
Accumulation Unit Value, End of Period                                                          --      $13.761      $14.763
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.896
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.694
Number of Units Outstanding, End of Period                                                      --           --        8,172
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.668
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $10.990
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.506
Accumulation Unit Value, End of Period                                                          --      $13.506      $15.657
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.233
Number of Units Outstanding, End of Period                                                      --           --        3,569
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.227
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.354      $14.393
Accumulation Unit Value, End of Period                                                          --      $14.393      $19.087
Number of Units Outstanding, End of Period                                                      --            0        7,654

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings
Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit
Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth
Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise
Variable Sub-Accounts, which were first offered under the Contracts on December
31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S.
Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van
Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF
U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities -
Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture,
Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth
Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA -
Service Shares which were first offered with the Contracts on October 1, 2004.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2
changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2
Sub-Account. We have made a corresponding change in the name of the Variable
Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities -
Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2
Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -
Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,
Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II
Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract
Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable
Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I
Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
Increase) Option, added on or after May 1, 2003, and the Earnings Protection
Death Benefit Option (age 71-79))

For the Years Beginning January 1* and Ending December 31,                                    2002         2003         2004
Sub-Accounts
FTVIP Franklin Growth and Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.669      $13.263
Accumulation Unit Value, End of Period                                                          --      $13.263      $14.284
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Income Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.160
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Large Cap Growth Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.497
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Franklin Small-Mid Cap Growth Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.788      $15.395
Accumulation Unit Value, End of Period                                                          --      $15.395      $16.708
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin Small Cap Value Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.008      $14.422
Accumulation Unit Value, End of Period                                                          --      $14.422       17.376
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Franklin U.S. Government Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.179
Number of Units Outstanding, End of Period                                                      --           --            0
FTVIP Mutual Shares Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.569      $12.564
Accumulation Unit Value, End of Period                                                          --      $12.564      $13.778
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Developing Markets Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.642      $16.712
Accumulation Unit Value, End of Period                                                          --      $16.712      $20.292
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Foreign Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.348      $13.468
Accumulation Unit Value, End of Period                                                          --      $13.468      $15.542
Number of Units Outstanding, End of Period                                                      --            0            0
FTVIP Templeton Global Income Securities Sub-Account (1)(2)
Accumulation Unit Value, Beginning of Period                                                    --      $11.550      $12.764
Accumulation Unit Value, End of Period                                                          --      $12.764      $14.259
Number of Units Outstanding, End of Period                                                      --            0            0
Lord Abbett Series Fund - All Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.883
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Bond-Debenture Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.335
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth and Income Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.867
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Growth Opportunities Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.115
Number of Units Outstanding, End of Period                                                      --           --            0
Lord Abbett Series Fund - Mid-Cap Value Portfolio Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.089
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.308      $12.271
Accumulation Unit Value, End of Period                                                          --      $12.271      $14.269
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Balanced Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --      $11.073      $12.969
Accumulation Unit Value, End of Period                                                          --      $12.969      $13.863
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Capital Appreciation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $12.210
Accumulation Unit Value, End of Period                                                          --      $12.210      $12.674
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Core Bond Fund/VA Sub-Account (3)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.083
Number of Units Outstanding, End of Period                                                      --           --            0
Oppenheimer Global Securities Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.051      $14.098
Accumulation Unit Value, End of Period                                                          --      $14.098      $16.317
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer High Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.695      $12.834
Accumulation Unit Value, End of Period                                                          --      $12.834      $13.586
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.431      $12.513
Accumulation Unit Value, End of Period                                                          --      $12.513      $13.297
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Main Street Small Cap Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.680      $14.523
Accumulation Unit Value, End of Period                                                          --      $14.523      $16.852
Number of Units Outstanding, End of Period                                                      --            0            0
Oppenheimer Strategic Bond Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.212      $12.020
Accumulation Unit Value, End of Period                                                          --      $12.020      $12.690
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Global Asset Allocation Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.718      $12.313
Accumulation Unit Value, End of Period                                                          --      $12.313      $13.080
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.958      $13.375
Accumulation Unit Value, End of Period                                                          --      $13.375      $14.469
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Health Sciences Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.201      $11.194
Accumulation Unit Value, End of Period                                                          --      $11.194      $11.675
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT High Yield Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.828      $13.216
Accumulation Unit Value, End of Period                                                          --      $13.216      $14.224
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.325      $10.342
Accumulation Unit Value, End of Period                                                          --      $10.342      $10.515
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT International Equity Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.542      $13.253
Accumulation Unit Value, End of Period                                                          --      $13.253      $14.993
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Investors Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.658      $12.867
Accumulation Unit Value, End of Period                                                          --      $12.867      $14.111
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.906       $9.758
Accumulation Unit Value, End of Period                                                          --       $9.758       $9.563
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Opportunities Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.944      $13.366
Accumulation Unit Value, End of Period                                                          --      $13.366      $14.355
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT New Value Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $11.285      $14.433
Accumulation Unit Value, End of Period                                                          --      $14.433      $16.221
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Research Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $10.807      $12.969
Accumulation Unit Value, End of Period                                                          --      $12.969      $13.582
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT The George Putnam Fund of Boston Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.649      $11.967
Accumulation Unit Value, End of Period                                                          --      $11.967      $12.607
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Utilities Growth and Income Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    --      $11.610      $13.922
Accumulation Unit Value, End of Period                                                          --      $13.922      $16.483
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Vista Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.764      $13.431
Accumulation Unit Value, End of Period                                                          --      $13.431      $15.510
Number of Units Outstanding, End of Period                                                      --            0            0
Putnam VT Voyager Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.545      $12.279
Accumulation Unit Value, End of Period                                                          --      $12.279      $12.556
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Aggressive Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.050
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Comstock Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.262
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen LIT Emerging Growth Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --       $9.898      $11.625
Accumulation Unit Value, End of Period                                                          --      $11.625      $12.085
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Growth & Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.745      $13.226
Accumulation Unit Value, End of Period                                                          --      $13.226      $14.695
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen LIT Money Market Sub-Account
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000       $9.789
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Emerging Markets Debt Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $12.251      $13.740
Accumulation Unit Value, End of Period                                                          --      $13.740      $14.726
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Equity and Income Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.888
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.686
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Equity Growth - Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $10.661
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF Global Franchise Sub-Account(5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $10.000
Accumulation Unit Value, End of Period                                                          --      $10.000      $10.979
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF Small Company Growth Sub-Account  (5)
Accumulation Unit Value, Beginning of Period                                                    --      $10.000      $13.496
Accumulation Unit Value, End of Period                                                          --      $13.496      $15.630
Number of Units Outstanding, End of Period                                                      --            0            0
Van Kampen UIF U.S. Mid Cap Value - Class I Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.226
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Mid Cap Value -Class II Sub-Account (5)(6)
Accumulation Unit Value, Beginning of Period                                                    --           --      $10.000
Accumulation Unit Value, End of Period                                                          --           --      $11.219
Number of Units Outstanding, End of Period                                                      --           --            0
Van Kampen UIF U.S. Real Estate Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    --      $11.344      $14.371
Accumulation Unit Value, End of Period                                                          --      $14.371      $19.039
Number of Units Outstanding, End of Period                                                      --            0            0

* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earning Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

(1) Effective April 29, 2005, the FTVIP Franklin Small Cap Fund - Class 2 changed its name to FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account s are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective April 29, 2005, the Oppenheimer Bond Fund/VA - Service Shares changed its name to Oppenheimer Core Bond/VA - Service Shares Sub-Account. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(6) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

            THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company    Statement of Additional Information dated May 1, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1-800-390-1277



This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

- Putnam Allstate Advisor
- Putnam Allstate Advisor Plus
- Putnam Allstate Advisor Preferred


The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2005 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A








ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional
Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable
Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate
Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2004 was $ . Commission income of Allstate
Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $31,969,223.79. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable
     Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current
     Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable
Sub-Account determined as of the end of the immediately preceding Valuation
Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable
Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment
         Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended
December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial
Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following  financial  statements  (and  accompanying  Reports of Independent
Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and

o    the financial statements of Allstate Financial Advisors Separate Account I,
     which  are  comprised  of  the  underlying   financial  statements  of  the
     Sub-Accounts as of December 31, 2004 and for each of the periods in the two years then ended.

The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

APPENDIX A-ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and numbers of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on April 30, 1999, except as follows: the Putnam VT American
Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of
July 17, 2000, the Putnam Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital
Opportunities, Equity Income and Mid Cap Sub-Accounts were first offered as of May 1, 2003.




PUTNAM ALLSTATE ADVISOR CONTRACTS:           ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
--------------------------------------------------------------------------------


For the Years Beginning
January 1* and Ending
December 31,
                                              ----------------------------------------------------
SUB-ACCOUNTS                                                   1999       2000       2001       2002     2003
2004
--------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        N/A     10.000     11.100     11.661    12.517       12.534
 Accumulation Unit Value, End of Period              N/A     11.100     11.661     12.517    12.534       12.687
 Number of Units Outstanding, End of Period          N/A     67,086    545,358  1,246,559 1,021,120       800,505
--------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            N/A     10.000      9.128      7.748    5.932    7.299
 Accumulation Unit Value, End of Period                  N/A      9.128      7.748      5.932    7.299    8.255
 Number of Units Outstanding, End of Period              N/A     25,640    147,254    291,171  322,029    308,910
--------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A        N/A        N/A        N/A     10.000   12.919
 Accumulation Unit Value, End of Period                 N/A        N/A        N/A        N/A     12.919   15.047
 Number of Units Outstanding, End of Period             N/A        N/A        N/A        N/A     20,420   41,216
--------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     10.000      7.310      4.988    3.464     4.508
 Accumulation Unit Value, End of Period                 N/A      7.310      4.988      3.464    4.508     4.782
 Number of Units Outstanding, End of Period             N/A     43,110    241,675    705,789  762,703     730,582
--------------------------------------------------------------------------------------------------





PUTNAM VT DIVERSIFIED INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       10.000      9.856      9.702      9.902   10.339      12.239
 Accumulation Unit Value, End of Period               9.856      9.702      9.902     10.339   12.239     13.178
 Number of Units Outstanding, End of Period        408,577    960,138  1,166,848  1,243,664 1,171,279     1,100,038
--------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        N/A        N/A        N/A        N/A       10.000    12.037
 Accumulation Unit Value, End of Period               N/A        N/A        N/A        N/A      12.037    13.271
 Number of Units Outstanding, End of Period           N/A        N/A        N/A        N/A      96,591    253,970
--------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000      9.290     10.041      9.945      8.948   10.326
 Accumulation Unit Value, End of Period               9.290     10.041      9.945      8.948     10.326   11.018
 Number of Units Outstanding, End of Period         487,965  1,158,069  1,814,381  2,264,489   2,284,482  2,067,969
--------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     10.687     10.025      9.043      7.800   9.374
 Accumulation Unit Value, End of Period              10.687     10.025      9.043      7.800     9.374    10.085
 Number of Units Outstanding, End of Period           44,565    160,395    223,097    309,529    298,541  292,344
--------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     15.649     10.840      7.506      5.744   7.319
 Accumulation Unit Value, End of Period              15.649     10.840      7.506      5.744     7.319    8.203
 Number of Units Outstanding, End of Period        274,617  1,013,826  1,431,929  1,448,984   1,363,310   1,214,915
--------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000      9.162      9.751      8.999      7.188   9.028
 Accumulation Unit Value, End of Period               9.162      9.751      8.999      7.188      9.028   9.891
 Number of Units Outstanding, End of Period       3,225,308  7,073,174  9,530,034  9,845,294  9,388,575   8,631,919
--------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A     10.000      7.424      4.970       3.455    4.192
 Accumulation Unit Value, End of Period               N/A      7.424      4.970      3.455       4.192    4.206
 Number of Units Outstanding, End of Period           N/A    431,626    855,862    932,040      45,531    863,324
--------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     10.586     14.509     11.479      9.015   10.524
 Accumulation Unit Value, End of Period              10.586     14.509     11.479      9.015     10.524   11.116
 Number of Units Outstanding, End of Period         293,891    960,998  1,399,881  1,384,015   1,243,471  1,140,514
--------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000      9.924      8.953      9.149      8.956  11.174
 Accumulation Unit Value, End of Period               9.924      8.953      9.149      8.956      11.174  12.179
 Number of Units Outstanding, End of Period          223,608    505,686    771,655    984,194    1,106,312
989,163
--------------------------------------------------------------------------------------------------
PUTNAM VT INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000      9.704     10.315     10.911     11.607   11.951
 Accumulation Unit Value, End of Period               9.704     10.315     10.911     11.607     11.951   12.306
 Number of Units Outstanding, End of Period         271,083    648,170  1,811,443  2,454,315     2,280,940
2,096,369
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     14.412     12.852     10.059      8.166   10.349
 Accumulation Unit Value, End of Period               14.412     12.852     10.059      8.166    10.349   11.856
 Number of Units Outstanding, End of Period           429,465  1,472,538  2,065,505  2,256,678   2,123,631
1,968,395
--------------------------------------------------------------------------------------------------





PUTNAM VT INTERNATIONAL GROWTH AND INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     10.957     10.948      8.548     7.268    9.878
 Accumulation Unit Value, End of Period              10.957     10.948      8.548      7.268     9.878    11.783
 Number of Units Outstanding, End of Period          136,651    463,946    619,238    654,974    600,031  698,621
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     18.116     10.956      7.704     6.561    8.617
 Accumulation Unit Value, End of Period              18.116     10.956      7.704      6.561     8.617    9.631
 Number of Units Outstanding, End of Period          133,941    621,327    730,266    718,444    704,350  678,935
--------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000     12.155      9.752      7.232    5.429    6.805
 Accumulation Unit Value, End of Period              12.155      9.752      7.232      5.429     6.805    7.558
 Number of Units Outstanding, End of Period           1,309,524  3,487,766  4,531,677  4,272,950 3,939,536
3,555,395
--------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        N/A        N/A        N/A        N/A        10.000   12.788
 Accumulation Unit Value, End of Period              N/A        N/A        N/A        N/A        12.788   14.557
 Number of Units Outstanding, End of Period          N/A        N/A        N/A        N/A        36,343   94,225
--------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     10.221     10.666     10.912     10.887   10.789
 Accumulation Unit Value, End of Period              10.221     10.666     10.912     10.887     10.789   10.708
 Number of Units Outstanding, End of Period           386,731    698,651  1,736,764  1,454,437   1,108,240
721,523
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     15.676     11.407      7.857     5.383    7.029
 Accumulation Unit Value, End of Period               15.676     11.407      7.857      5.383    7.029    7.645
 Number of Units Outstanding, End of Period          730,176  2,476,574  3,071,223  2,913,131    2,697,958
2,412,584
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000      8.786     10.602     10.800     8.987    11.739
 Accumulation Unit Value, End of Period               8.786     10.602     10.800      8.987     11.739   13.361
 Number of Units Outstanding, End of                137,044    383,895  1,056,270  1,273,094   1,308,533  1,331,832
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     19.817      9.556      5.116     3.419    4.575
 Accumulation Unit Value, End of Period              19.817      9.556      5.116      3.419     4.575    4.896
 Number of Units Outstanding, End of Period         181,669  1,187,439  1,609,323  1,578,374    1,541,075 1,419,009
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     11.586     11.198      8.961     6.873    8.494
 Accumulation Unit Value, End of Period               11.586     11.198      8.961      6.873    8.494    9.008
 Number of Units Outstanding, End of Period          369,070  1,043,092  1,713,705  2,014,780    1,891,219
1,682,537
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     10.291     12.628     14.708     11.852   17.488
 Accumulation Unit Value, End of Period              10.291     12.628     14.708     11.852     17.488   21.764
 Number of Units Outstanding, End of Period          140,296    364,310    749,880  1,066,526    968,407  860,790
--------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000      9.976     11.560      8.854     6.627    8.156
 Accumulation Unit Value, End of Period               9.976     11.560      8.854      6.627     8.156    9.779
 Number of Units Outstanding, End of Period           153,652    410,920    724,095    660,850   625,397  583,250
--------------------------------------------------------------------------------------------------





PUTNAM VT VISTA
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     14.074     13.310      8.726     5.971    7.840
 Accumulation Unit Value, End of Period              14.074     13.310      8.726      5.971     7.840    9.169
 Number of Units Outstanding, End of Period          202,009    990,942  1,555,754  1,545,783    1,538,521
1,395,130
--------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period        10.000     14.311     11.778      9.010     6.527    8.038
 Accumulation Unit Value, End of Period               14.311     11.778      9.010      6.527    8.038    8.325
 Number of Units Outstanding, End of Period          1,752,111  4,697,679  5,836,744  5,964,030  5,806,389
5,209,036
-------------------------------------------------------------------------------


* The Variable Sub-Accounts were first offered with the Enhanced Beneficiary
Protection Option under the Putnam Allstate Advisor Contracts as of April 30,
1999, except as follows: the Putnam VT American Government Income and Growth
Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam
VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam VT
Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Sub-Accounts were first offered as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.40%.



PUTNAM ALLSTATE ADVISOR CONTRACTS:           ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                     --------------------------
SUB-ACCOUNTS                                            2001     2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    6.410  6.877    6.883
 Accumulation Unit Value, End of Period                6.410    6.877  6.883    6.963
 Number of Units Outstanding, End of Period           71,467  292,460  259,580   219,045
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.752  5.932    7.296
 Accumulation Unit Value, End of Period                7.752    5.932  7.296    8.247
 Number of Units Outstanding, End of Period           25,282   42,412  37,413   36,044
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.915
 Accumulation Unit Value, End of Period                 N/A     N/A    12.915   15.034
 Number of Units Outstanding, End of Period             N/A     N/A    980      1,806
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.991  3.464    4.506
 Accumulation Unit Value, End of Period                4.991    3.464  4.506    4.777
 Number of Units Outstanding, End of Period           14,873  110,635  97,067   96,153
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.928  10.362   12.260
 Accumulation Unit Value, End of Period                9.928   10.362  12.260   13.194
 Number of Units Outstanding, End of Period           17,897   37,038  58,057   42,391
-------------------------------------------------------------------------------





PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.033
 Accumulation Unit Value, End of Period                 N/A     N/A    12.033   13.260
 Number of Units Outstanding, End of Period             N/A     N/A    11,721   25,857
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.972  8.968    10.344
 Accumulation Unit Value, End of Period                9.972    8.968  10.344   11.031
 Number of Units Outstanding, End of Period           38,848  110,078  172,602    197,528
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.067  7.817    9.390
 Accumulation Unit Value, End of Period                9.067    7.817  9.390    10.097
 Number of Units Outstanding, End of Period           12,674   18,914  23,928   26,244
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.527  5.756    7.331
 Accumulation Unit Value, End of Period                7.527    5.756  7.331    8.213
 Number of Units Outstanding, End of Period           44,241   80,208  90,529   93,757
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.023  7.204    9.044
 Accumulation Unit Value, End of Period                9.023    7.204  9.044    9.903
 Number of Units Outstanding, End of Period          394,607  668,993  670,055    605,453
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.978  3.459    4.195
 Accumulation Unit Value, End of Period                4.978    3.459  4.195    4.206
 Number of Units Outstanding, End of Period           35,084   80,490  83,694   116,632
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   11.510  9.035    10.542
 Accumulation Unit Value, End of Period               11.510    9.035  10.542   11.129
 Number of Units Outstanding, End of Period           39,706   66,809  64,051   61,510
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.174  8.975    11.193
 Accumulation Unit Value, End of Period                9.174    8.975  11.193   12.193
 Number of Units Outstanding, End of Period           12,541   36,749  62,153   61,630
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.941  11.633   11.971
 Accumulation Unit Value, End of Period               10.941   11.633  11.971   12.321
 Number of Units Outstanding, End of Period          107,691  212,377  221,236  202,838
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.087  8.184    10.366
 Accumulation Unit Value, End of Period               10.087    8.184  10.366   11.870
 Number of Units Outstanding, End of Period           90,053  204,811  180.940   174,048
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.571  7.284    9.895
 Accumulation Unit Value, End of Period                8.571    7.284  9.895    11.797
 Number of Units Outstanding, End of Period           13,201   43,240  36,631   34,920
-------------------------------------------------------------------------------





PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.725  6.575    8.632
 Accumulation Unit Value, End of Period                7.725    6.575  8.632    9.642
 Number of Units Outstanding, End of Period           12,893   25,329  26,859   30,862
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.252  5.441    6.817
 Accumulation Unit Value, End of Period                7.252    5.441  6.817    7.567
 Number of Units Outstanding, End of Period          141,430  229,074  210,629    199,824
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.784
 Accumulation Unit Value, End of Period                 N/A     N/A    12.784   14.544
 Number of Units Outstanding, End of Period             N/A     N/A    3,317    4,243
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.941  10.911   10.807
 Accumulation Unit Value, End of Period               10.941   10.911  10.807   10.721
 Number of Units Outstanding, End of Period           88,672  146,090  37,399   43,069
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.878  5.395    7.041
 Accumulation Unit Value, End of Period                7.878    5.395  7.041    7.654
 Number of Units Outstanding, End of Period           88,262  174,917  178,066    149,156
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.829  9.007    11.759
 Accumulation Unit Value, End of Period               10.829    9.007  11.759   13.376
 Number of Units Outstanding, End of Period           60,068  126,282  125,055    133,373
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    5.130  3.427    4.583
  Accumulation Unit Value, End of Period               5.130    3.427  4.583    4.902
  Number of Units Outstanding, End of Period          54,129  102,887  92,689   71,632
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.895  6.889    8.508
 Accumulation Unit Value, End of Period                8.985    6.889  8.508    9.019
 Number of Units Outstanding, End of Period          102,915  188,234  184,497    174,065
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   14.748  11.878   17.519
 Accumulation Unit Value, End of Period               14.748   11.878  17.519   21.790
 Number of Units Outstanding, End of Period           38,536   90,963  94,706   94,273
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.877  6.641    8.170
 Accumulation Unit Value, End of Period                8.877    6.641  8.170    9.791
 Number of Units Outstanding, End of Period           29,134   51,955  60,513   72,550
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.750  5.984    7.853
 Accumulation Unit Value, End of Period                8.750    5.984  7.853    9.180
 Number of Units Outstanding, End of Period           37,145   79,201  96,540   93,254
-------------------------------------------------------------------------------





PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.034  6.541    8.052
 Accumulation Unit Value, End of Period                9.034    6.541  8.052    8.335
 Number of Units Outstanding, End of Period          170,118  353,615  388,245    359,475
-------------------------------------------------------------------------------

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on
May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.




PUTNAM ALLSTATE ADVISOR CONTRACTS:           ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGES 66-75)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                     --------------------------
SUB-ACCOUNTS                                            2001     2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    6.403  6.859    6.855
 Accumulation Unit Value, End of Period                6.403    6.859  6.855    6.924
 Number of Units Outstanding, End of Period           34,248   81,001  77,353   73,884
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.744  5.917    7.267
 Accumulation Unit Value, End of Period                7.744    5.917  7.267    8.201
 Number of Units Outstanding, End of Period            4,196    6,780  7,814    6,974
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.902
 Accumulation Unit Value, End of Period                 N/A     N/A    12.902   14.996
 Number of Units Outstanding, End of Period             N/A     N/A    0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.986  3.455    4.488
 Accumulation Unit Value, End of Period                4.986    3.455  4.488    4.750
 Number of Units Outstanding, End of Period            4,419    6,217  5,391    5,068
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.918  10.336   12.210
 Accumulation Unit Value, End of Period                9.918   10.336  12.210   13.120
 Number of Units Outstanding, End of Period           16,310   33,444  33,715   27,397
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.020
 Accumulation Unit Value, End of Period                 N/A     N/A    12.020   13.226
 Number of Units Outstanding, End of Period             N/A     N/A    8.385    9,209
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.962   8.945   10.302
 Accumulation Unit Value, End of Period                9.962    8.945  10.302   10.969
 Number of Units Outstanding, End of Period           47,948   73,779  89,636   87,126
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.058  7.797    9.352
 Accumulation Unit Value, End of Period                9.058    7.797  9.352    10.041
 Number of Units Outstanding, End of Period            2,306    2,937  3,141    4,392
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.519   5.742   7.301
 Accumulation Unit Value, End of Period                7.519    5.742   7.301   8.167
 Number of Units Outstanding, End of Period           60,177   55,543  56,221   47,896
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.014    7.186  9.007
 Accumulation Unit Value, End of Period                9.014    7.186    9.007  9.848
 Number of Units Outstanding, End of Period          202,440  287,312  267,368    248,925
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.973   3.450   4.178
 Accumulation Unit Value, End of Period                4.973    3.450   4.178   4.182
 Number of Units Outstanding, End of Period           19,491   24,337  21,287   15,731
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   11.498   9.012   10.499
 Accumulation Unit Value, End of Period               11.498    9.012  10.499   11.067
 Number of Units Outstanding, End of Period            7,851   12,674  11,600   9,417
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.164   8.952   11.147
 Accumulation Unit Value, End of Period                9.164    8.952  11.147   12.126
 Number of Units Outstanding, End of Period            5,552   28,840  33,982   29,446
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.930   11.603  11.923
 Accumulation Unit Value, End of Period               10.930   11.603   11.923  12.252
 Number of Units Outstanding, End of Period           97,768  145,489  144,194    123,959
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.076   8.163   10.324
 Accumulation Unit Value, End of Period               10.076    8.163  10.324   11.804
 Number of Units Outstanding, End of Period           26,815   59,992  56,837   49,613
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.562  7.265    9.855
 Accumulation Unit Value, End of Period                8.562    7.265  9.855    11.731
 Number of Units Outstanding, End of Period            7,651   11,666  7,490    5,916
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.717  6.559    8.597
 Accumulation Unit Value, End of Period                7.717    6.559  8.597    9.588
 Number of Units Outstanding, End of Period            2,075    1,639  348      299
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.245   5.427   6.789
 Accumulation Unit Value, End of Period                7.245    5.427   6.789   7.525
 Number of Units Outstanding, End of Period           60,610   76,770  70,499   62,676
-------------------------------------------------------------------------------





PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A     10.000  12.771
 Accumulation Unit Value, End of Period                 N/A     N/A     12.771  14.507
 Number of Units Outstanding, End of Period             N/A     N/A     1,500   681
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.930  10.884   10.763
 Accumulation Unit Value, End of Period               10.930   10.884  10.763   10.661
 Number of Units Outstanding, End of Period           18,244   40,538  12,470   7,409
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.870   5.381   7.012
 Accumulation Unit Value, End of Period                7.870    5.381   7.012   7.612
 Number of Units Outstanding, End of Period           28,286   48,952  39,799   38,606
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.818   8.984   11.711
 Accumulation Unit Value, End of Period               10.818    8.984  11.711   13.302
 Number of Units Outstanding, End of Period           25,455   56,903  53,485   51,223
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    5.125   3.418   4.564
 Accumulation Unit Value, End of Period                5.125    3.418   4.564   4.875
 Number of Units Outstanding, End of Period           11,006   20,605  17,041   16,969
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.976   6.871   8.473
 Accumulation Unit Value, End of Period                8.976    6.871   8.473   8.968
 Number of Units Outstanding, End of Period           53,260   81,751  77,529   68,075
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   14.733  11.848   17.447
 Accumulation Unit Value, End of Period               14.733   11.848  17.447   21.668
 Number of Units Outstanding, End of Period            6,306   30,539  30,622   32,695
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.868   6.624   8.137
 Accumulation Unit Value, End of Period                8.868    6.624   8.137   9.736
 Number of Units Outstanding, End of Period           21,900   23,352  14,453   12,937
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.741   5.969   7.821
 Accumulation Unit Value, End of Period                8.741    5.969   7.821   9.128
 Number of Units Outstanding, End of Period           22,664   27,946  22,759   21,914
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.025    6.524  8.019
 Accumulation Unit Value, End of Period                9.025    6.524    8.019  8.288
 Number of Units Outstanding, End of Period          162,355  170,627  161,054    156,124
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on
May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid
Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:           ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH
BENEFIT OPTION)(AGE 65 OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                     --------------------------
SUB-ACCOUNTS                                            2001     2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    6.391  6.847    6.842
 Accumulation Unit Value, End of Period                6.391    6.847  6.842    6.911
 Number of Units Outstanding, End of Period           64,358  187,268  215,851    171,143
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.737  5.912    7.260
 Accumulation Unit Value, End of Period                7.737    5.912  7.260    8.194
 Number of Units Outstanding, End of Period           16,115   39,251  42,080   42,311
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.902
 Accumulation Unit Value, End of Period                 N/A     N/A    12.902   14.996
 Number of Units Outstanding, End of Period             N/A     N/A    27       1,022
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.981  3.452    4.484
 Accumulation Unit Value, End of Period                4.981    3.452  4.484    4.746
 Number of Units Outstanding, End of Period           17,749  161,257  161,017    156,120
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.888  10.305   12.173
 Accumulation Unit Value, End of Period                9.888   10.305  12.173   13.080
 Number of Units Outstanding, End of Period           26,302   59,971  70,875   75,739
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A    10.000   12.020
 Accumulation Unit Value, End of Period                 N/A     N/A    12.020   13.226
 Number of Units Outstanding, End of Period             N/A     N/A    1,491    10,627
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.932  8.918    10.271
 Accumulation Unit Value, End of Period                9.932    8.918  10.271   10.936
 Number of Units Outstanding, End of Period           97,921  191,386  194,480    184,535
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.030  7.773    9.324
 Accumulation Unit Value, End of Period                9.030    7.773  9.324    10.010
 Number of Units Outstanding, End of Period            8,070   24,409  36,087   36,815
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.496  5.724    7.280
 Accumulation Unit Value, End of Period                7.496    5.724  7.280    8.143
 Number of Units Outstanding, End of Period           31,083   75,357  83,318   82,836
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.987  7.164    8.979
 Accumulation Unit Value, End of Period                8.987    7.164  8.979    9.818
 Number of Units Outstanding, End of Period          313,998  579,916  596,755    553,824
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    4.963  3.443    4.170
 Accumulation Unit Value, End of Period                4.963    3.443  4.170    4.175
 Number of Units Outstanding, End of Period           65,202  109,422  110,918    108,812
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   11.463  8.985    10.467
 Accumulation Unit Value, End of Period               11.463    8.985  10.467   11.033
 Number of Units Outstanding, End of Period          120,115  178.381  173,437    167,338
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    9.137  8.925    11.114
 Accumulation Unit Value, End of Period                9.137    8.925  11.114   12.089
 Number of Units Outstanding, End of Period           47,082   73,000  95,583   87,958
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.900  11.568   11.886
 Accumulation Unit Value, End of Period               10.900   11.568  11.886   12.215
 Number of Units Outstanding, End of Period           85,714  197,297  223,305    188,848
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.046  8.138    10.293
 Accumulation Unit Value, End of Period               10.046    8.138  10.293   11.768
 Number of Units Outstanding, End of Period          106,115  216,076  229,614    223,965
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.536  8.536    9.825
 Accumulation Unit Value, End of Period                8.536    7.243  9.825    11.696
 Number of Units Outstanding, End of Period           39,528   59,792  68,469   72,003
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.694  6.539    8.571
 Accumulation Unit Value, End of Period                7.694    6.539  8.571    9.559
 Number of Units Outstanding, End of Period           51,095   77,000  82,892   81,424
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.223  5.410    6.769
 Accumulation Unit Value, End of Period                7.223    5.410  6.769    7.502
 Number of Units Outstanding, End of Period          158,168  239,587  219,639    204,767
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period           N/A     N/A   10.000    12.771
 Accumulation Unit Value, End of Period                 N/A     N/A   12.771    14.507
 Number of Units Outstanding, End of Period             N/A     N/A   1,500     6,501
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.897  10.850   10.731
 Accumulation Unit Value, End of Period               10.897   10.850  10.731   10.629
 Number of Units Outstanding, End of Period           82,994  102,726  91,367   59,248
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    7.846  5.365    6.991
 Accumulation Unit Value, End of Period                7.846    5.365  6.991    7.588
 Number of Units Outstanding, End of Period           99,455  201,559  214,315    210,143
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   10.785  8.957    11.676
 Accumulation Unit Value, End of Period               10.785    8.957  11.676   13.261
 Number of Units Outstanding, End of Period           70,389  144,878  156,320    149,771
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.00    5.109  3.407    4.550
 Accumulation Unit Value, End of Period                5.109    3.407  4.550    4.860
 Number of Units Outstanding, End of Period           90,655  137,806  135,631    145,268
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.949  6.850    8.448
 Accumulation Unit Value, End of Period                8.949    6.850  8.448    8.941
 Number of Units Outstanding, End of Period           83,866  169,741  180,864    167,685
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000   14.688  11.812   17.394
 Accumulation Unit Value, End of Period               14.688   11.812  17.394   21.602
 Number of Units Outstanding, End of Period           53,335   92,560  95,099   88,366
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.841  6.604    8.112
 Accumulation Unit Value, End of Period                8.841    6.604  8.112    9.706
 Number of Units Outstanding, End of Period           22,215   36,905  37,816   42,783
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.714  5.951    7.798
 Accumulation Unit Value, End of Period                8.714    5.951  7.798    9.101
 Number of Units Outstanding, End of Period           48,447   88,637  111,650    115,031
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         10.000    8.998  6.505    7.995
 Accumulation Unit Value, End of Period                8.998    6.505  7.995    8.263
 Number of Units Outstanding, End of Period          217,704  356,940  378,439    355,429
-------------------------------------------------------------------------------

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT
Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts which were first offered under the Contracts as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.60%.















PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and
Ending December 31,
                                                ---------------------------------------
SUB-ACCOUNTS                                       2000       2001       2002     2003  2004
---------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
--------------------------------- ------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     10.879     11.388   12.181  12.153
 Accumulation Unit Value, End of Period          10.879     11.388     12.181   12.153  12.258
 Number of Units Outstanding, End of Period      44,412    225,113    325,939   292,065 197,064
---------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      9.120      7.714   5.885   7.215
 Accumulation Unit Value, End of Period           9.120      7.714      5.885   7.215   8.131
 Number of Units Outstanding, End of Period       4,557     81,612    137,331   123,942 131,534
---------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       N/A        N/A        N/A   10.000  12.889
 Accumulation Unit Value, End of Period             N/A        N/A        N/A   12.889  14.958
 Number of Units Outstanding, End of Period         N/A        N/A        N/A   986     3,404
---------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      7.303      4.966   3.436   4.456
 Accumulation Unit Value, End of Period           7.303      4.966      3.436   4.456   4.710
 Number of Units Outstanding, End of Period      12,841     91,743    275,545   193,696 193,416
---------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      9.755      9.920   10.322  12.175
 Accumulation Unit Value, End of Period           9.755      9.920     10.322   12.175  13.063
 Number of Units Outstanding, End of Period     163,480    242,549    273,776   288,657 262,468
---------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       N/A        N/A        N/A   10.000  12.008
 Accumulation Unit Value, End of Period             N/A        N/A        N/A   12.008  13.192
 Number of Units Outstanding, End of Period         N/A        N/A        N/A   29,726  49,124
---------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     11.490     11.339   10.166  11.690
 Accumulation Unit Value, End of Period          11.490     11.339     10.166   11.690  12.428
 Number of Units Outstanding, End of Period     119,674    229,479    377,145   373,651 409,390
 --------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      9.683      8.703   7.480   8.958
 Accumulation Unit Value, End of Period           9.683      8.703      7.480   8.958   9.603
 Number of Units Outstanding, End of Period      43,039     50,979     37,630   48,221  82,360
---------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      7.088      4.891   3.729   4.735
 Accumulation Unit Value, End of Period           7.088      4.891      3.729   4.735   5.288
 Number of Units Outstanding, End of Period     343,449    437,463    440,224   400,357 381,278
---------------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     11.791     10.843   8.630   10.801
 Accumulation Unit Value, End of Period          11.791     10.843      8.630   10.801  11.792
 Number of Units Outstanding, End of Period     654,995  1,157,258  1,250,015   1,201,441        1,121,438
---------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      7.494      4.999   3.463   4.187
 Accumulation Unit Value, End of Period           7.494      4.999      3.463   4.187   4.186
 Number of Units Outstanding, End of Period     293,865    336,207    312,069   267,854 267,060
---------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     12.009      9.467   7.409   8.618
 Accumulation Unit Value, End of Period          12.009      9.467      7.409   8.618   9.071
 Number of Units Outstanding, End of Period     240,881    361,347    366,791   375,307 321,715
---------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      8.932      9.095   8.871   11.030
 Accumulation Unit Value, End of Period           8.932      9.095      8.871   11.030  11.979
 Number of Units Outstanding, End of Period     110,568    179,340    333,854   406,366 251,877
---------------------------------------------------------------------------------------
PUTNAM VT INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     10.518     11.087   11.752  12.569
 Accumulation Unit Value, End of Period          10.518     11.087     11.752   12.569  12.371
 Number of Units Outstanding, End of Period     109,658    386,126    549,809   531,203 506,193
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      8.775      6.843   5.535   6.990
 Accumulation Unit Value, End of Period           8.775      6.843      5.535   6.990   7.980
 Number of Units Outstanding, End of Period     412,201    665,466    709,304   617,289 552,423
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     10.427      8.112   6.873   9.308
 Accumulation Unit Value, End of Period          10.427      8.112      6.873   9.308   11.064
 Number of Units Outstanding, End of Period      91,507    105,905    140,517   148,747 159,779
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      5.647      3.956   3.357   4.394
 Accumulation Unit Value, End of Period           5.647      3.956      3.357   4.394   4.893
 Number of Units Outstanding, End of Period     259,885    258,369    239,300   223,013 222,662
---------------------------------------------------------------------------------------
PUTNAM VT INVESTORS
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      8.582      6.342   4.743   5.925
 Accumulation Unit Value, End of Period           8.582      6.342      4.743   5.925   6.558
 Number of Units Outstanding, End of Period     460,944    746,196    824,942   711,242 676,105
---------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       N/A        N/A        N/A   10.000  12.758
 Accumulation Unit Value, End of Period             N/A        N/A        N/A   12.758  14.471
 Number of Units Outstanding, End of Period         N/A        N/A        N/A   3,530   18,001
---------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     10.349     10.550   10.489  10.358
 Accumulation Unit Value, End of Period          10.349     10.550     10.489   10.358  10.243
 Number of Units Outstanding, End of Period     179,528    394,068    359,953   161,452 135,614
---------------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      6.794      4.663   3.183   4.142
 Accumulation Unit Value, End of Period           6.794      4.663      3.183   4.142   4.489
 Number of Units Outstanding, End of Period     813,816  1,116,816    955,865   955,260 873,060
---------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     13.351     13.551   11.237  14.626
 Accumulation Unit Value, End of Period          13.351     13.551     11.237   14.626  16.587
 Number of Units Outstanding, End of Period      29,058    181,578    267,754   283,188 281,236
---------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      4.093      2.183   1.454   1.939
 Accumulation Unit Value, End of Period           4.093      2.183      1.454   1.939   2.067
 Number of Units Outstanding, End of Period     589,079    671,618    633,841   707,399 690,620
---------------------------------------------------------------------------------------
PUTNAM VT RESEARCH
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     10.309      8.220   6.283   7.736
 Accumulation Unit Value, End of Period          10.309      8.220      6.283   7.736   8.176
 Number of Units Outstanding, End of Period     173,676    402,869    462,739   435,686 412,291
---------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     11.980     13.908   11.164  16.414
 Accumulation Unit Value, End of Period          11.980     13.903     11.164   16.414  20.354
 Number of Units Outstanding, End of Period      61,255    214,825    264,219   271,921 266,870
---------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000     11.885      9.070   6.764   8.296
 Accumulation Unit Value, End of Period          11.885      9.070      6.764   8.296   9.911
 Number of Units Outstanding, End of Period     111,535    139,142    123,185   101,150 90,551
---------------------------------------------------------------------------------------
PUTNAM VT VISTA
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      8.487      5.544   3.780   4.946
 Accumulation Unit Value, End of Period           8.487      5.544      3.780   4.946   5.763
 Number of Units Outstanding, End of Period     270,086    453,601    473,879   476,786 487,877
---------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
---------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    10.000      8.010      6.105   4.407   5.408
 Accumulation Unit Value, End of Period           8.010      6.105      4.407   5.408   5.581
 Number of Units Outstanding, End of Period     986,776  1,331,067  1,368,174   1,535,250        1,426,772
---------------------------------------------------------------------------------------

* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4,
2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary
Protection Option under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on February
4, 2000, except the Putnam VT Technology Sub-Account which was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital
Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.













PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGE 65
OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                       ------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.405  12.192   12.159
 Accumulation Unit Value, End of Period                11.405  12.192  12.159   12.258
 Number of Units Outstanding, End of Period            26,013  30,818  36,851   42,040
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.718  5.885    7.212
 Accumulation Unit Value, End of Period                 7.718   5.885  7.212    8.123
 Number of Units Outstanding, End of Period             7,251   6,970  2,569    2,331
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.884
 Accumulation Unit Value, End of Period                   N/A     N/A  12.884   14.945
 Number of Units Outstanding, End of Period               N/A     N/A  2,075    2,075
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.969  3.436    4.454
 Accumulation Unit Value, End of Period                 4.969   3.436  4.454    4.705
 Number of Units Outstanding, End of Period            15,721  18,166  10,935   10,549
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.935  10.332   12.181
 Accumulation Unit Value, End of Period                 9.935  10.332  12.181   13.062
 Number of Units Outstanding, End of Period               789  13,822  21,229   22,306
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.004
 Accumulation Unit Value, End of Period                   N/A     N/A  12.004   13.181
 Number of Units Outstanding, End of Period               N/A     N/A  727      6,767
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.356  10.176   11.695
 Accumulation Unit Value, End of Period                11.356  10.176  11.695   12.428
 Number of Units Outstanding, End of Period             5,560  27,112  29,144   17,785
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.864  7.487    8.962
 Accumulation Unit Value, End of Period                 8.864   7.487  8.962    9.603
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.898  3.732    4.737
 Accumulation Unit Value, End of Period                 4.898   3.732  4.737    5.288
 Number of Units Outstanding, End of Period            10,897  13,511  13,691   13,317
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.859  8.639    10.806
 Accumulation Unit Value, End of Period                10.859   8.639  10.806   11.791
 Number of Units Outstanding, End of Period            37,096  53,020  64,557   59,363
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.007  3.466    4.189
 Accumulation Unit Value, End of Period                 5.007   3.466  4.189    4.185
 Number of Units Outstanding, End of Period             5,081   7,909  8,177    22,808
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.481  7.416    8.622
 Accumulation Unit Value, End of Period                 9.481   7.416  8.622    9.070
 Number of Units Outstanding, End of Period            10,537  15,195  13,182   13,317
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.109  8.880    11.035
 Accumulation Unit Value, End of Period                 9.109   8.880  11.035   11.979
 Number of Units Outstanding, End of Period            15,815  22,821  23,514   26,185
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.103  11.763   12.062
 Accumulation Unit Value, End of Period                11.103  11.763  12.062   12.370
 Number of Units Outstanding, End of Period            12,932  28,805  21,508   15,612
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.853  5.541    6.993
 Accumulation Unit Value, End of Period                 6.853   5.541  6.993    7.980
 Number of Units Outstanding, End of Period            31,753  40,029  37,136   42,325
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.124  6.879    9.312
 Accumulation Unit Value, End of Period                 8.124   6.879  9.312    11.064
 Number of Units Outstanding, End of Period             3,166   3,485  9,427    9,350
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   3.962  3.360    4.396
 Accumulation Unit Value, End of Period                 3.962   3.360  4.396    4.893
 Number of Units Outstanding, End of Period             4,300   3,435  2,707    3,649
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.351  4.748    5.928
 Accumulation Unit Value, End of Period                 6.351   4.748  5.928    6.557
 Number of Units Outstanding, End of Period            20,235  42,146  41,889   39,969
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.753
 Accumulation Unit Value, End of Period                   N/A     N/A  12.753   14.458
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.566  10.499   10.362
 Accumulation Unit Value, End of Period                10.566  10.499  10.362   10.243
 Number of Units Outstanding, End of Period            11,668  18,786  9,975    7,790
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.670  3.186    4.144
 Accumulation Unit Value, End of Period                 4.670   3.186  4.144    4.489
 Number of Units Outstanding, End of Period            34,996  48,563  44,765   55,939
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.571  11.247   14.632
 Accumulation Unit Value, End of Period                13.571  11.247  14.632   16.586
 Number of Units Outstanding, End of Period            17,422  21,489  22,190   22,330
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   2.186  1.455    1.939
 Accumulation Unit Value, End of Period                 2.186   1.455  1.939    2.067
 Number of Units Outstanding, End of Period             3,899  75,747  73,235   47,032
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.232  6.289    7.740
 Accumulation Unit Value, End of Period                 8.232   6.289  7.740    8.175
 Number of Units Outstanding, End of Period            25,659  29,847  26,677   26,253
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.923  11.174   16.421
 Accumulation Unit Value, End of Period                13.923  11.174  16.421   20.353
 Number of Units Outstanding, End of Period            12,150  27,802  25,605   20,098
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.083  6.771    8.300
 Accumulation Unit Value, End of Period                 9.083   6.771  8.300    9.911
 Number of Units Outstanding, End of Period             1,452   1,591  1,685    1,660
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.552  3.784    4.948
 Accumulation Unit Value, End of Period                 5.552   3.784  4.948    5.763
 Number of Units Outstanding, End of Period            27,027  32,676  21,772   22,087
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.114  4.411    5.411
 Accumulation Unit Value, End of Period                 6.114   4.411  5.411    5.581
 Number of Units Outstanding, End of Period            19,683  58,311  114,107  101,109
-------------------------------------------------------------------------------

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and
Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.













PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES
66-75)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                       ------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.393  12.161   12.110
 Accumulation Unit Value, End of Period                11.393  12.161  12.110   12.189
 Number of Units Outstanding, End of Period             4,696  17,794  17,531   12,971
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.710  5.870    7.182
 Accumulation Unit Value, End of Period                 7.710   5.870  7.182    8.078
 Number of Units Outstanding, End of Period             1,520   1,514  1,507    1,500
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.871
 Accumulation Unit Value, End of Period                   N/A     N/A  12.871   14,907
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.964  3.427    4.436
 Accumulation Unit Value, End of Period                 4.964   3.427  4.436    4.679
 Number of Units Outstanding, End of Period             2,071   7,841  7,809    7,782
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.925  10.306   12.131
 Accumulation Unit Value, End of Period                 9.925  10.306  12.131   12.989
 Number of Units Outstanding, End of Period             6,937  11,140  10,904   10,690
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   11.992
 Accumulation Unit Value, End of Period                   N/A     N/A  11.992   13.148
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.344  10.150   11.648
 Accumulation Unit Value, End of Period                11.344  10.150  11.648   12.358
 Number of Units Outstanding, End of Period            17,781  22,657  22,855   22,361
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.707  7.468    8.926
 Accumulation Unit Value, End of Period                 8.707   7.468  8.926    9.549
 Number of Units Outstanding, End of Period             1,419   1,413  1,406    1,399
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.893  3.723    4.717
 Accumulation Unit Value, End of Period                 4.893   3.723  4.717    5.258
 Number of Units Outstanding, End of Period             3,442   4,646  4,862    4,044
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.848   8.617   10.762
 Accumulation Unit Value, End of Period                10.848   8.617  10.762   11.725
 Number of Units Outstanding, End of Period            18,441  26,688  30,372   31,097
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.001  3.458    4.172
 Accumulation Unit Value, End of Period                 5.001   3.458  4.172    4.162
 Number of Units Outstanding, End of Period             9,303   7,996  7,956    7,946
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.472  7.397    8.587
 Accumulation Unit Value, End of Period                 9.472   7.397  8.587    9.019
 Number of Units Outstanding, End of Period             5,974   6,262  6,245    6,222
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.186   8.857   10.990
 Accumulation Unit Value, End of Period                 9.186   8.857  10.990   11.912
 Number of Units Outstanding, End of Period                 0     656  739      603
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.092  11.733   12.013
 Accumulation Unit Value, End of Period                11.092  11.733  12.013   12.301
 Number of Units Outstanding, End of Period             7,348  15,797  15,720   9,068
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.846  5.527    6.965
 Accumulation Unit Value, End of Period                 6.846   5.527  6.965    7.935
 Number of Units Outstanding, End of Period             6,137   9,542  9,263    5,708
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.651  6.862    9.275
 Accumulation Unit Value, End of Period                 8.651   6.862  9.275    11.002
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.100  3.352    4.378
 Accumulation Unit Value, End of Period                 4.100   3.352  4.378    4.866
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.345  4.736    5.904
 Accumulation Unit Value, End of Period                 6.345   4.736  5.904    6.520
 Number of Units Outstanding, End of Period            25,754  16,560  16,386   13,656
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.741
 Accumulation Unit Value, End of Period                   N/A     N/A  12.741   14.422
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.543  10.473   10.320
 Accumulation Unit Value, End of Period                10.543  10.473  10.320   10.186
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.665  3.178    4.127
 Accumulation Unit Value, End of Period                 4.665   3.178  4.127    4.464
 Number of Units Outstanding, End of Period            11,564  13,156  12,331   9,757
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.557  11.219   14.573
 Accumulation Unit Value, End of Period                13.557  11.219  14.573   16.493
 Number of Units Outstanding, End of Period            12,146  10,967  10,707   10,441
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   2.184  1.451    1.932
 Accumulation Unit Value, End of Period                 2.184   1.451  1.932    2.055
 Number of Units Outstanding, End of Period            17,382  16,884  16,863   4,250
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.224  6.273    7.708
 Accumulation Unit Value, End of Period                 8.224   6.273  7.708    8.130
 Number of Units Outstanding, End of Period             6,551  12,159  11,744   11,798
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.909  11.146   16.355
 Accumulation Unit Value, End of Period                13.909  11.146  16.355   20.239
 Number of Units Outstanding, End of Period             2,909   7,191  7,912    7,793
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.074  6.754    8.266
 Accumulation Unit Value, End of Period                 9.074   6.754  8.266    9.855
 Number of Units Outstanding, End of Period             6,461   6,746  6,740    6,734
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.546  3.774    4.928
 Accumulation Unit Value, End of Period                 5.546   3.774  4.928    5.731
 Number of Units Outstanding, End of Period             6,359   5,145  4,857    3,026
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.108  4.400    5.389
 Accumulation Unit Value, End of Period                 6.108   4.400  5.389    5.550
 Number of Units Outstanding, End of Period            13,462  16,420  20,022   15,451
-------------------------------------------------------------------------------

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and
Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.








PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND
EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGE 65 OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                      -------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.372  12.139   12.088
 Accumulation Unit Value, End of Period                11.372  12.139  12.088   12.167
 Number of Units Outstanding, End of Period            11,607  29,625  18,587   12,264
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.703  5.865    7.176
 Accumulation Unit Value, End of Period                 7.703   5.865  7.176    8.071
 Number of Units Outstanding, End of Period            27,701  22,735  22,471   17,843
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.871
 Accumulation Unit Value, End of Period                   N/A     N/A  12.871   14.907
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.155  3.424    4.432
 Accumulation Unit Value, End of Period                 5.155   3.424  4.432    4.675
 Number of Units Outstanding, End of Period                 0  10,114  11,261   10,553
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.907  10.287   12.109
 Accumulation Unit Value, End of Period                 9.907  10.287  12.109   12.966
 Number of Units Outstanding, End of Period             5,476  10.672  10,060   10,115
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   11.992
 Accumulation Unit Value, End of Period                   N/A     N/A  11.992   13.148
 Number of Units Outstanding, End of Period               N/A     N/A  454      453
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.323  10.132   11.627
 Accumulation Unit Value, End of Period                11.323  10.132  11.627   12.336
 Number of Units Outstanding, End of Period            34,076  23,297  25,721   23,313
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.691  7.455    8.910
 Accumulation Unit Value, End of Period                 8.691   7.455  8.910    9.532
 Number of Units Outstanding, End of Period               574     817  1,366    1,390
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.884  3.716    4.709
 Accumulation Unit Value, End of Period                 4.884   3.716  4.709    5.249
 Number of Units Outstanding, End of Period            23,440  30,520  32,387   33,385
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.828  8.601    10.743
 Accumulation Unit Value, End of Period                10.828   8.601  10.743   11.704
 Number of Units Outstanding, End of Period            77,033  91,704  86,267   81,096
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.992  3.451    4.164
 Accumulation Unit Value, End of Period                 4.992   3.451  4.164    4.154
 Number of Units Outstanding, End of Period            23,212  25,811  24,883   17,563
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.454  7.384    8.572
 Accumulation Unit Value, End of Period                 9.454   7.384  8.572    9.003
 Number of Units Outstanding, End of Period            31,409  29,312  28,446   32,096
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.083  8.841    10.970
 Accumulation Unit Value, End of Period                 9.083   8.841  10.970   11.890
 Number of Units Outstanding, End of Period             3,526  10,383  12,332   9,798
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.072  11.712   11.992
 Accumulation Unit Value, End of Period                11.072  11.712  11.992   12.279
 Number of Units Outstanding, End of Period            30,539  38,894  35,571   30,631
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.834  5.517    6.952
 Accumulation Unit Value, End of Period                 6.834   5.517  6.952    7.921
 Number of Units Outstanding, End of Period            35,821  62,304  54,739   62,928
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.101  6.849    9.258
 Accumulation Unit Value, End of Period                 8.101   6.849  9.258    10.982
 Number of Units Outstanding, End of Period             5,125   6,642  8,832    11,161
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   3.951  3.346    4.370
 Accumulation Unit Value, End of Period                 3.951   3.346  4.370    4.857
 Number of Units Outstanding, End of Period             9,417  19,288  21,418   28,551
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.333  4.727    5.893
 Accumulation Unit Value, End of Period                 6.333   4.727  5.893    6.509
 Number of Units Outstanding, End of Period            33,986  20,471  15,449   13,960
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.741
 Accumulation Unit Value, End of Period                   N/A     N/A  12.741   14.422
 Number of Units Outstanding, End of Period               N/A     N/A  271      498
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.536  10.454   10.301
 Accumulation Unit Value, End of Period                10.536  10.454  10.301   10.167
 Number of Units Outstanding, End of Period            11,133  21,809  17,754   14,780
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.656  3.172    4.119
 Accumulation Unit Value, End of Period                 4.656   3.172  4.119    4.455
 Number of Units Outstanding, End of Period            66,807  62,435  67,581   68,465
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.533  11.198   14.546
 Accumulation Unit Value, End of Period                13.533  11.198  14.546   16.463
 Number of Units Outstanding, End of Period            32,556  40,327  39,945   38,789
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   2.180  1.449    1.928
 Accumulation Unit Value, End of Period                 2.180   1.449  1.928    2.052
 Number of Units Outstanding, End of Period            59,395  95,789  78,574   85,012
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.209  6.262    7.694
 Accumulation Unit Value, End of Period                 8.209   6.262  7.694    8.115
 Number of Units Outstanding, End of Period            18,133  26,459  25,550   31,252
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.884  11.126   16.325
 Accumulation Unit Value, End of Period                13.884  11.126  16.325   20.203
 Number of Units Outstanding, End of Period            46,067  52,552  49,574   52,133
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.057  6.741    8.251
 Accumulation Unit Value, End of Period                 9.057   6.741  8.251    9.838
 Number of Units Outstanding, End of Period               848   4,169  4,245    4,104
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.536  3.767    4.919
 Accumulation Unit Value, End of Period                 5.536   3.767  4.919    5.720
 Number of Units Outstanding, End of Period           101,657  89,328  95,139   97,671
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.097  4.392    5.379
 Accumulation Unit Value, End of Period                 6.097   4.392  5.379    5.540
 Number of Units Outstanding, End of Period            53,847  96,293  88,245   86,416
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT
Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.95%.













PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and
Ending December 31,
                                                 -----------------------------------
SUB-ACCOUNTS                                        2000     2001     2002     2003     2004
------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   10.741   11.237     12.013  11.980
 Accumulation Unit Value, End of Period            10.741   11.237   12.013     11.980  12.078
 Number of Units Outstanding, End of Period             0   41,540   77,146     56,002  48,670
------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.119    7.709     5.878   7.203
 Accumulation Unit Value, End of Period             9.119    7.709    5.878     7.203   8.114
 Number of Units Outstanding, End of Period             0   22,254   72,164     74,374  70,120
------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A      N/A      N/A     10.000  12.884
 Accumulation Unit Value, End of Period               N/A      N/A      N/A     12.884  14.945
 Number of Units Outstanding, End of Period           N/A      N/A      N/A     209,837 104
------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    7.302    4.963     3.432   4.449
 Accumulation Unit Value, End of Period             7.302    4.963    3.432     4.449   4.700
 Number of Units Outstanding, End of Period             0    3,765   24,777     22,488  21,383
------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.912   10.074     10.477  12.351
 Accumulation Unit Value, End of Period             9.912   10.074   10.477     12.351  13.245
 Number of Units Outstanding, End of Period         5,450   28,421   42,108     40,849  52,855
------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A      N/A      N/A     10.000  12.004
 Accumulation Unit Value, End of Period               N/A      N/A      N/A     12.004  13.181
 Number of Units Outstanding, End of Period           N/A      N/A      N/A     223     2,797
------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   10.873   10.725     9.611   11.046
 Accumulation Unit Value, End of Period            10.873   10.725    9.611     11.046  11.737
 Number of Units Outstanding, End of Period           461   17,197   47,268     53,713  51,858
------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.699    8.713     7.484   8.959
 Accumulation Unit Value, End of Period             9.699    8.713    7.484     8.959   9.599
 Number of Units Outstanding, End of Period         2,983    8,340   24,192     19,413  18,201
------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    7.461    5.145     3.921   4.976
 Accumulation Unit Value, End of Period             7.461    5.145    3.921     4.976   5.555
 Number of Units Outstanding, End of Period         5,344   26,885   17,230     19,624  18,863
------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   10.834    9.958     7.922   9.909
 Accumulation Unit Value, End of Period            10.834    9.958    7.922     9.909   10.812
 Number of Units Outstanding, End of Period        29,010  135,441  272,704     242,304 221,808
------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    7.357    4.905     3.396   4.104
 Accumulation Unit Value, End of Period             7.357    4.905    3.396     4.104   4.101
 Number of Units Outstanding, End of Period        66,432  147,862  199,911     209,837 280,301
------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   12.207    9.618     7.524   8.747
 Accumulation Unit Value, End of Period            12.207    9.618    7.524     8.747   9.201
 Number of Units Outstanding, End of Period         1,459    9,401   13,106     16,227  27,201
------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.145    9.307     9.073   11.275
 Accumulation Unit Value, End of Period             9.145    9.307    9.073     11.275  12.240
 Number of Units Outstanding, End of Period         2,519   14,259   28,759     39,363  45,960
------------------------------------------------------------------------------------
PUTNAM VT INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   10.604   11.172     11.836  12.137
 Accumulation Unit Value, End of Period            10.604   11.172   11.836     12.137  12.447
 Number of Units Outstanding, End of Period           129   15,056   83,118     74,879  78,117
------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.154    7.135     5.769   7.281
 Accumulation Unit Value, End of Period             9.154    7.135    5.769     7.281   8.308
 Number of Units Outstanding, End of Period        30,807   86,352  195,339     158,436 139,656
------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.977    7.758     6.569   8.893
 Accumulation Unit Value, End of Period             9.977    7.758    6.569     8.893   10.565
 Number of Units Outstanding, End of Period         1,633   31,635   49,812     47,622  45,770
------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    6.623    4.638     3.934   5.146
 Accumulation Unit Value, End of Period             6.623    4.638    3.934     5.146   5.728
 Number of Units Outstanding, End of Period        14,011   21,788   33,399     27,083  24,899
------------------------------------------------------------------------------------
PUTNAM VT INVESTORS
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    8.347    6.165     4.609   5.754
 Accumulation Unit Value, End of Period             8.347    6.165    4.609     5.754   6.365
 Number of Units Outstanding, End of Period        63,192  103,926   87,628     91,950  80,575
------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period         N/A      N/A      N/A     10.000  12.753
 Accumulation Unit Value, End of Period               N/A      N/A      N/A     12.753  14.458
 Number of Units Outstanding, End of Period           N/A      N/A      N/A     211     6,271
------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   10.281   10.476     10.410  10.274
 Accumulation Unit Value, End of Period            10.281   10.476   10.410     10.274  10.155
 Number of Units Outstanding, End of Period             0   11,827   27,176     91,950  15,946
------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    7.145    4.901     3.344   4.350
 Accumulation Unit Value, End of Period             7.145    4.901    3.344     4.350   4.711
 Number of Units Outstanding, End of Period        27,467  129,106  206,902     196,015 158,361
------------------------------------------------------------------------------------





PUTNAM VT NEW VALUE
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   11.974   12.148     10.067  13.097
 Accumulation Unit Value, End of Period            11.974   12.148   10.067     13.097  14.846
 Number of Units Outstanding, End of Period        10,866   68,963  140,505     142,195 138,540
------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    6.118    3.262     2.171   2.893
 Accumulation Unit Value, End of Period             6.118    3.262    2.171     2.893   3.084
 Number of Units Outstanding, End of Period        16,542  27,.341   37,142     25,842  22,048
------------------------------------------------------------------------------------
PUTNAM VT RESEARCH
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    9.571    7.628     5.827   7.171
 Accumulation Unit Value, End of Period             9.571    7.628    5.827     7.171   7.575
 Number of Units Outstanding, End of Period        15,213   62,169  111,007     106,068 85,801
------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   11.532   13.377     10.736  15.777
 Accumulation Unit Value, End of Period            11.532   13.377   10.736     15.777  19.555
 Number of Units Outstanding, End of Period        10,172   36,049   70,905     62,922  60,295
------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000   11.197    8.540     6.366   7.804
 Accumulation Unit Value, End of Period            11.197    8.540    6.366     7.804   9.319
 Number of Units Outstanding, End of Period         2,551   17,321   18,888     16,554  25,992
------------------------------------------------------------------------------------
PUTNAM VT VISTA
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    8.452    5.518     3.761   4.918
 Accumulation Unit Value, End of Period             8.452    5.518    3.761     4.918   5.728
 Number of Units Outstanding, End of Period        38,002  118,606  167,461     243,080 258,076
------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period      10.000    8.211    6.256     4.513   5.536
 Accumulation Unit Value, End of Period             8.211    6.256    4.513     5.536   5.710
 Number of Units Outstanding, End of Period       163,084  282,238  408,355     363,739 356,761
-------------------------------------------------------------------------------


* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April
28, 2000. The Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PREFERRED
CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account which was first offered on July 17, 2000, the Putnam VT Capital Appreciation and
Voyager II Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.













PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGE 65
OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                       ------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.250  12.021   11.983
 Accumulation Unit Value, End of Period                11.250  12.021  11.983   12.074
 Number of Units Outstanding, End of Period               801   1,162  1,049    1,116
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.713  5.878    7.200
 Accumulation Unit Value, End of Period                 7.713   5.878  7.200    8.106
 Number of Units Outstanding, End of Period             4,084   4,069  4,051    930
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.880
 Accumulation Unit Value, End of Period                   N/A     N/A  12.880   14.933
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.159  3.432    4.447
 Accumulation Unit Value, End of Period                 5.159   3.432  4.447    4.695
 Number of Units Outstanding, End of Period                 0   3,195  2,778    2,110
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.086  10.484   12.354
 Accumulation Unit Value, End of Period                10.086  10.484  12.354   13.241
 Number of Units Outstanding, End of Period             5,676   4,652  3,893    2,352
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.000
 Accumulation Unit Value, End of Period                   N/A     N/A  12.000   13.170
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.738  9.617    11.048
 Accumulation Unit Value, End of Period                10.738   9.617  11.048   11.734
 Number of Units Outstanding, End of Period               436   1,439  1,038    1,026
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.723  7.490    8.961
 Accumulation Unit Value, End of Period                 8.723   7.490  8.961    9.596
 Number of Units Outstanding, End of Period             1,562   1,556  1,549    867
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.151  3.924    4.977
 Accumulation Unit Value, End of Period                 5.151   3.924  4.977    5.553
 Number of Units Outstanding, End of Period               610   2,322  1,055    0
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.970  7.927    9.911
 Accumulation Unit Value, End of Period                 9.970   7.927  9.911    10.809
 Number of Units Outstanding, End of Period             6,041  14,261  13,133   9,611
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.140  3.399    4.105
 Accumulation Unit Value, End of Period                 5.140   3.399  4.105    4.099
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.630  7.529    8.748
 Accumulation Unit Value, End of Period                 9.630   7.529  8.748    9.198
 Number of Units Outstanding, End of Period             4,727   2,379  2,377    1,557
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.318  9.080    11.277
 Accumulation Unit Value, End of Period                 9.318   9.080  11.277   12.236
 Number of Units Outstanding, End of Period             1,025  18,435  3,279    2,828
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.185  11.844   12.139
 Accumulation Unit Value, End of Period                11.185  11.844  12.139   12.443
 Number of Units Outstanding, End of Period               809   9,411  8,569    7,817
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.144  5.773    7.282
 Accumulation Unit Value, End of Period                 7.144   5.773  7.282    8.305
 Number of Units Outstanding, End of Period             2,541  14,364  14,000   13,534
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.277  6.574    8.894
 Accumulation Unit Value, End of Period                 8.277   6.574  8.894    10.562
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.644  3.936    5.147
 Accumulation Unit Value, End of Period                 4.644   3.936  5.147    5.726
 Number of Units Outstanding, End of Period               661   2,134  1,972    1,314
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.172  4.612    5.755
 Accumulation Unit Value, End of Period                 6.172   4.612  5.755    6.362
 Number of Units Outstanding, End of Period             2,612  10,714  10,600   10,427
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.749
 Accumulation Unit Value, End of Period                   N/A     N/A  12.749   14.446
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.472  10.417   10.276
 Accumulation Unit Value, End of Period                10.472  10.417  10.276   10.152
 Number of Units Outstanding, End of Period                 0  11,326  5,828    0
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.907  3.346    4.350
 Accumulation Unit Value, End of Period                 4.907   3.346  4.350    4.710
 Number of Units Outstanding, End of Period             4,200  15,119  15,166   12,212
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  12.162  10.074   13.099
 Accumulation Unit Value, End of Period                12.162  10.074  13.099   14.841
 Number of Units Outstanding, End of Period               312   4,006  3,970    3,941
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   3.266  2.173    2.894
 Accumulation Unit Value, End of Period                 3.266   2.173  2.894    3.083
 Number of Units Outstanding, End of Period             1,478   6,113  6,077    5,694
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.637  5.831    7.172
 Accumulation Unit Value, End of Period                 7.637   5.831  7.172    7.572
 Number of Units Outstanding, End of Period             8,988  17,581  17,461   12,182
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.393  10.743   15.780
 Accumulation Unit Value, End of Period                13.393  10.743  15.780   19.548
 Number of Units Outstanding, End of Period             1,722   2,842  2,873    1,246
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.550  6.371    7.805
 Accumulation Unit Value, End of Period                 8.550   6.371  7.805    9.316
 Number of Units Outstanding, End of Period               552       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.525  3.763    4.919
 Accumulation Unit Value, End of Period                 5.525   3.763  4.919    5.726
 Number of Units Outstanding, End of Period             3,046  13,645  13,530   12,181
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.263  4.516    5.537
 Accumulation Unit Value, End of Period                 6.263   4.516  5.537    5.708
 Number of Units Outstanding, End of Period             2,798  10,785  10,310   7,697
-------------------------------------------------------------------------------

* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Preferred
Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity
Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.













PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGES
66-75)
--------------------------------------------------------------------------------


 For the Years Beginning January 1* and Ending
December 31,
                                                       ------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------12.006
 Accumulation Unit Value, Beginning of Period          10.000  11.163  11.991
 Accumulation Unit Value, End of Period                11.163  11.991  11.934   11.934
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.705  5.863    7.171
 Accumulation Unit Value, End of Period                 7.705   5.863  7.171    8.060
 Number of Units Outstanding, End of Period             7,227   7,227  7,227    3,613
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.867
 Accumulation Unit Value, End of Period                   N/A     N/A  12.867   14.895
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.157  3.423    4.429
 Accumulation Unit Value, End of Period                 5.157   3.423  4.429    4.669
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.076  10.458   12.303
 Accumulation Unit Value, End of Period                10.076  10.458  12.303   13.167
 Number of Units Outstanding, End of Period               703     703  703      703
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   11.988
 Accumulation Unit Value, End of Period                   N/A     N/A  11.988   13.137
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.727  9.593    11.003
 Accumulation Unit Value, End of Period                10.727   9.593  11.003   11.668
 Number of Units Outstanding, End of Period             1,273   4,898  4,898    4,744
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.868  7.470    8.924
 Accumulation Unit Value, End of Period                 8.868   7.470  8.924    9.542
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.146  3.914    4.957
 Accumulation Unit Value, End of Period                 5.146   3.914  4.957    5.522
 Number of Units Outstanding, End of Period               310     310  310      310
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.960  7.907    9.871
 Accumulation Unit Value, End of Period                 9.960   7.907  9.871    10.748
 Number of Units Outstanding, End of Period            10,987  15,117  14,154   13,980
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.906  3.390    4.088
 Accumulation Unit Value, End of Period                 4.906   3.390  4.088    4.076
 Number of Units Outstanding, End of Period               794     791  0        0
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.620  7.509    8.713
 Accumulation Unit Value, End of Period                 9.620   7.509  8.713    9.147
 Number of Units Outstanding, End of Period               871     871  871      871
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.309  9.057    11.231
 Accumulation Unit Value, End of Period                 9.309   9.057  11.231   12.167
 Number of Units Outstanding, End of Period            22,140       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.174  11.814   12.090
 Accumulation Unit Value, End of Period                11.174  11.814  12.090   12.374
 Number of Units Outstanding, End of Period               647   3,889  3,889    3,749
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.137  5.758    7.253
 Accumulation Unit Value, End of Period                 7.137   5.758  7.253    8.259
 Number of Units Outstanding, End of Period             1,062   1,058  0        0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.273  6.557    8.858
 Accumulation Unit Value, End of Period                 8.273   6.557  8.858    10.502
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.806    3.962  5.126
 Accumulation Unit Value, End of Period                 4.806   3.926  5.126    5.694
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.166  4.600    5.731
 Accumulation Unit Value, End of Period                 6.166   4.600  5.731    6.327
 Number of Units Outstanding, End of Period               934     930  0        0
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.736
 Accumulation Unit Value, End of Period                   N/A     N/A  12.736   14.409
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.478  10.390   10.234
 Accumulation Unit Value, End of Period                10.478  10.390  10.234   10.095
 Number of Units Outstanding, End of Period                 0       0  0        3,745
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.902  3.338    4.332
 Accumulation Unit Value, End of Period                 4.902   3.338  4.332    4.683
 Number of Units Outstanding, End of Period             1,348   1,348  1,348    1,348
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  12.374  10.049   13.046
 Accumulation Unit Value, End of Period                12.374  10.049  13.046   14.758
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   3.263  2.167    2.882
 Accumulation Unit Value, End of Period                 3.263   2.167  2.882    3.066
 Number of Units Outstanding, End of Period             1,215   1,210  0        0
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.629  5.816    7.143
 Accumulation Unit Value, End of Period                 7.629   5.816  7.143    7.530
 Number of Units Outstanding, End of Period             5,566  11,170  11,170   9,069
------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.379  10.716   15.716
 Accumulation Unit Value, End of Period                13.379  10.716  15.716   19.439
 Number of Units Outstanding, End of Period               300     299  0        0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.282  6.354    7.773
 Accumulation Unit Value, End of Period                 9.282   6.354  7.773    9.263
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.652  3.754    4.899
 Accumulation Unit Value, End of Period                 5.652   3.754  4.899    5.694
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.257  4.505    5.514
 Accumulation Unit Value, End of Period                 6.257   4.505  5.514    5.676
 Number of Units Outstanding, End of Period               869     866  252      252
-------------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Earnings
Protection Death Benefit Option under the Putnam Allstate Advisor Preferred
Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity
Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.













PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND
EARNINGS PROTECTION DEATH BENEFIT OPTION)(AGE 65 OR YOUNGER)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending
December 31,
                                                       ------------------------
SUB-ACCOUNTS                                             2001    2002     2003  2004
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.222  11.972   11.915
 Accumulation Unit Value, End of Period                11.222  11.972  11.915   11.988
 Number of Units Outstanding, End of Period               290   4,222  3,555    2,919
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.698  5.858    7.164
 Accumulation Unit Value, End of Period                 7.698   5.858  7.164    8.053
 Number of Units Outstanding, End of Period             5,943  12,843  10,211   9,765
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.867
 Accumulation Unit Value, End of Period                   N/A     N/A  12.867   14.895
 Number of Units Outstanding, End of Period               N/A     N/A  0        0
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.152  3.420    4.425
 Accumulation Unit Value, End of Period                 5.152   3.420  4.425    4.665
 Number of Units Outstanding, End of Period                 0     917  2,539    3,039
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.167  10.442   12.285
 Accumulation Unit Value, End of Period                10.167  10.442  12.285   13.147
 Number of Units Outstanding, End of Period                 0   2,590  3,518    4,027
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   11.988
 Accumulation Unit Value, End of Period                   N/A     N/A  11.988   13.137
 Number of Units Outstanding, End of Period               N/A     N/A  158      157
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.898  9.578    10.986
 Accumulation Unit Value, End of Period                10.898   9.578  10.986   11.650
 Number of Units Outstanding, End of Period                 0     616  6,729    4,105
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   8.855  7.459    8.910
 Accumulation Unit Value, End of Period                 8.855   7.459  8.910    9.528
 Number of Units Outstanding, End of Period                 0       0  0        0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.138  3.908    4.949
 Accumulation Unit Value, End of Period                 5.138   3.908  4.949    5.514
 Number of Units Outstanding, End of Period             1,849   3,034  0        0
-------------------------------------------------------------------------------





PUTNAM VT GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.944  7.895    9.856
 Accumulation Unit Value, End of Period                 9.944   7.895  9.856    10.732
 Number of Units Outstanding, End of Period            12,271  26,218  28,749   25,739
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.899  3.385    4.082
 Accumulation Unit Value, End of Period                 4.899   3.385  4.082    4.070
 Number of Units Outstanding, End of Period             8,845  25,801  25,515   33,528
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.605  7.498    8.699
 Accumulation Unit Value, End of Period                 9.605   7.498  8.699    9.133
 Number of Units Outstanding, End of Period             2,342   4,044  4,081    1,996
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.384  9.043    11.214
 Accumulation Unit Value, End of Period                 9.384   9.043  11.214   12.149
 Number of Units Outstanding, End of Period                 0   1,916  3,832    6,217
-------------------------------------------------------------------------------
PUTNAM VT INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  11.157  11.796   12.071
 Accumulation Unit Value, End of Period                11.157  11.796  12.071   12.355
 Number of Units Outstanding, End of Period               705  13,756  8,432    8,305
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.126  5.749    7.242
 Accumulation Unit Value, End of Period                 7.126   5.749  7.242    8.246
 Number of Units Outstanding, End of Period             1,901   9,700  6,669    7,237
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.747  6.547    8.845
 Accumulation Unit Value, End of Period                 7.747   6.547  8.845    10.486
 Number of Units Outstanding, End of Period             6,950  15,337  13,201   11,651
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.632  3.920    5.118
 Accumulation Unit Value, End of Period                 4.632   3.920  5.118    5.685
 Number of Units Outstanding, End of Period             2,118   2,110  3,285    3,247
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.156  4.593    5.723
 Accumulation Unit Value, End of Period                 6.156   4.593  5.723    6.317
 Number of Units Outstanding, End of Period             3,764   9,731  8,817    8,680
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period             N/A     N/A  10.000   12.736
 Accumulation Unit Value, End of Period                   N/A     N/A  12.736   14.409
 Number of Units Outstanding, End of Period               N/A     N/A  149      149
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  10.462  10.374   10.218
 Accumulation Unit Value, End of Period                10.462  10.374  10.218   10.080
 Number of Units Outstanding, End of Period             7,649  14,531  2,055    595
-------------------------------------------------------------------------------





PUTNAM VT NEW OPPORTUNITIES
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   4.894  3.333    4.326
 Accumulation Unit Value, End of Period                 4.894   3.333  4.326    4.676
 Number of Units Outstanding, End of Period            14,139  25,870  33,868   30,700
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  12.131  10.033   13.026
 Accumulation Unit Value, End of Period                12.131  10.033  13.026   14.735
 Number of Units Outstanding, End of Period             1,243  10,945  7,923    9,123
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   1.380  2.164    2.878
 Accumulation Unit Value, End of Period                 3.380   2.164  2.878    3.061
 Number of Units Outstanding, End of Period                 0       0  8,308    8,308
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   7.617  5.807    7.132
 Accumulation Unit Value, End of Period                 7.617   5.807  7.132    7.518
 Number of Units Outstanding, End of Period             3,004   8,467  6,818    6,802
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000  13.359  10.669   15.691
 Accumulation Unit Value, End of Period                13.359  10.669  15.691   19.409
 Number of Units Outstanding, End of Period             4,493   5,513  5,635    5,553
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   9.268  6.345    7.761
 Accumulation Unit Value, End of Period                 9.268   6.345  7.761    9.249
 Number of Units Outstanding, End of Period                 0   4,977  2,314    1,802
-------------------------------------------------------------------------------
PUTNAM VT VISTA
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   5.511  3.748    4.891
 Accumulation Unit Value, End of Period                 5.511   3.748  4.891    5.685
 Number of Units Outstanding, End of Period             9,148  13,266  18,843   16,738
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          10.000   6.247  4.498    5.506
 Accumulation Unit Value, End of Period                 6.247   4.498  5.506    5.667
 Number of Units Outstanding, End of Period            15,997  36,593  39,205   34,530
-------------------------------------------------------------------------------


* The Earnings Protection Death Benefit Option was first offered as of May 1,
2001. All of the Variable Sub-Accounts were first offered with the Enhanced
Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except for
Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable
Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                      YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                    2004          2003         2002
                                                               ----------   ----------   ----------
REVENUES
Premiums (net of reinsurance ceded of $526, $418 and $393)     $      637   $      959   $    1,023
Contract charges                                                      961          872          853
Net investment income                                               3,260        3,082        2,978
Realized capital gains and losses                                     (11)         (84)        (422)
                                                               ----------   ----------   ----------

                                                                    4,847        4,829        4,432

COSTS AND  EXPENSES
Contract benefits (net of reinsurance recoverable of $418,
  $336 and $387)                                                    1,359        1,595        1,543
Interest credited to contractholder funds                           1,923        1,764        1,691
Amortization of deferred policy acquisition costs                     534          479          418
Operating costs and expenses                                          462          493          475
                                                               ----------   ----------   ----------
                                                                    4,278        4,331        4,127

LOSS ON DISPOSITION OF OPERATIONS                                     (24)         (45)          (3)
                                                               ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE,
AFTER-TAX                                                             545          453          302
Income tax expense                                                    189          162           57
                                                               ----------   ----------   ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                  356          291          245

Cumulative effect of change in accounting principle,
   after-tax                                                         (175)         (13)           -
                                                               ----------   ----------   ----------

NET INCOME                                                            181          278          245
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses                             (40)           1          416
  Unrealized foreign currency translation adjustments                   -            -           (1)
                                                               ----------   ----------   ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                 (40)           1          415
                                                               ----------   ----------   ----------

COMPREHENSIVE INCOME                                           $      141   $      279   $      660
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       2



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                  DECEMBER 31,
                                                                            -----------------------
(IN MILLIONS, EXCEPT PAR VALUE DATA)                                           2004         2003
                                                                            ----------   ----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
     $55,964 and $48,401)                                                   $   59,291   $   51,578
   Mortgage loans                                                                7,318        6,354
   Equity securities                                                               214          164
   Short-term                                                                    1,440          765
   Policy loans                                                                    722          686
   Other                                                                           704          442
                                                                            ----------   ----------
  Total investments                                                             69,689       59,989

Cash                                                                               241          121
Deferred policy acquisition costs                                                3,176        3,202
Reinsurance recoverables, net                                                    1,507        1,185
Accrued investment income                                                          593          567
Other assets                                                                       818          323
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL ASSETS                                                              $   90,401   $   78,812
                                                                            ==========   ==========
LIABILITIES
Contractholder funds                                                        $   53,939   $   44,914
Reserve for life-contingent contract benefits                                   11,203       10,480
Unearned premiums                                                                   31           32
Payable to affiliates, net                                                          79          114
Other liabilities and accrued expenses                                           3,721        2,594
Deferred income taxes                                                              638          779
Long-term debt                                                                     104           45
Separate Accounts                                                               14,377       13,425
                                                                            ----------   ----------
  TOTAL LIABILITIES                                                             84,092       72,383
                                                                            ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, 49,230 and 815,460 shares issued and outstanding                       5           82
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued
Common stock, $227 par value, 23,800 shares authorized and outstanding               5            5
Additional capital paid-in                                                       1,108        1,067
Retained income                                                                  4,178        4,222
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                       1,013        1,053
                                                                            ----------   ----------
  Total accumulated other comprehensive income                                   1,013        1,053
                                                                            ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                                     6,309        6,429
                                                                            ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                $   90,401   $   78,812
                                                                            ==========   ==========

                 See notes to consolidated financial statements.

                                       3



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ------------ ------------ ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                     $       82   $       93   $      104
Issuance of stock                                                       -            -            5
Redemption of stock                                                    (7)         (11)         (16)
Reclassification to long-term debt                                    (70)           -            -
                                                               ----------   ----------   ----------

Balance, end of year                                                    5           82           93
                                                               ----------   ----------   ----------

REDEEMABLE PREFERRED STOCK - SERIES B                                   -            -            -
                                                               ----------   ----------   ----------

COMMON STOCK                                                            5            5            5
                                                               ----------   ----------   ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                          1,067        1,067          717
Capital contributions                                                  41           --          350
                                                               ----------   ----------   ----------

Balance, end of year                                                1,108        1,067        1,067
                                                               ----------   ----------   ----------

RETAINED INCOME
Balance, beginning of year                                          4,222        4,145        3,948
Net income                                                            181          278          245
Dividends                                                            (225)        (201)         (48)
                                                               ----------   ----------   ----------

Balance, end of year                                                4,178        4,222        4,145
                                                               ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                          1,053        1,052          637
Change in unrealized net capital gains and losses and net
gains                                                                 (40)           1          416
Change in unrealized foreign currency translation
adjustments                                                             -            -           (1)
                                                               ----------   ----------   ----------

Balance, end of year                                                1,013        1,053        1,052
                                                               ----------   ----------   ----------

TOTAL SHAREHOLDER'S EQUITY                                     $    6,309   $    6,429   $    6,362
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                      YEAR ENDED DECEMBER 31,
                                                              ------------------------------------
(IN MILLIONS)                                                     2004         2003         2002
                                                               ----------   ----------   ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $      181   $      278   $      245
   Adjustments to reconcile net income to net cash provided
      by operating activities:
      Amortization and other non-cash items                          (145)        (175)        (210)
      Realized capital gains and losses                                11           84          422
      Loss on disposition of operations                                24           45            3
      Cumulative effect of change in accounting principle             175           13            -
      Interest credited to contractholder funds                     1,923        1,764        1,691
      Changes in:
        Contract benefit and other insurance reserves                 (85)          45          134
        Unearned premiums                                               2            8            7
        Deferred policy acquisition costs                            (279)        (253)        (249)
        Reinsurance recoverables                                     (241)        (141)        (122)
        Income taxes payable                                           40            3          (85)
        Other operating assets and liabilities                        (86)          81          (66)
                                                               ----------   ----------   ----------
          Net cash provided by operating activities                 1,520        1,752        1,770
                                                               ----------   ----------   ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
    Fixed income securities                                         9,040        8,158        6,224
    Equity securities                                                 349           80          129
Investment collections
    Fixed income securities                                         4,314        4,818        4,041
    Mortgage loans                                                    729          679          542
Investments purchases
    Fixed income securities                                       (20,295)     (19,225)     (16,155)
    Equity securities                                                (334)         (47)        (149)
    Mortgage loans                                                 (1,711)      (1,146)        (916)
Change in short-term investments, net                                  11          236         (425)
Change in other investments, net                                       (6)          14         (154)
                                                               ----------   ----------   ----------
          Net cash used in investing activities                    (7,903)      (6,433)      (6,863)
                                                               ----------   ----------   ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                    -            -           19
Redemption of redeemable preferred stock                              (20)         (11)         (16)
Capital contribution                                                    -            -          350
Contractholder fund deposits                                       13,076        9,841        8,946
Contractholder fund withdrawals                                    (6,352)      (5,253)      (4,036)
Dividends paid                                                       (201)         (27)         (48)
                                                               ----------   ----------   ----------
          Net cash provided by financing activities                 6,503        4,550        5,215
                                                               ----------   ----------   ----------
NET INCREASE (DECREASE) IN CASH                                       120         (131)         122
CASH AT BEGINNING OF YEAR                                             121          252          130
                                                               ----------   ----------   ----------

CASH AT END OF YEAR                                            $      241   $      121   $      252
                                                               ==========   ==========   ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

     To conform to the 2004 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels.
The principal individual products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, and accident and health insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, New York, California, and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.
The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks, broker-dealers, and specialized structured settlement brokers. The Company has distribution relationships with over half of the 75 largest banks, most of the national broker-dealers, a number of regional brokerage firms and many independent broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Allstate
Exclusive Agencies also sell the Company's accident and health insurance products to employees of small and medium size firms. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads.
These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $42 million and $83 million, and cost of $33 million and $79 million at December 31, 2004 and 2003, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $172 million and $81 million at December 31, 2004 and 2003, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and collateral posted by counterparties in derivative transactions.
For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.
Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income and equity securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 6).

                                       7


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts and certain variable life and annuity contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2004, 2003 and 2002, the hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $8 million, gains of $16 million and losses of $15 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income.
Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together

                                       8


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, or contract benefits.

     The Company also uses derivatives to replicate returns of fixed income securities that are either unavailable or more expensive in the cash market.
These replicated securities are comprised of a credit default swap and a highly rated fixed income security that when combined replicate a third security.
Premiums on credit default swaps over the life of the contract and changes in fair value are recorded in realized capital gains and losses.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are placed with large brokerage firms.

                                       9


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Security repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchase and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by Corporate, U.S. Government and mortgage-backed securities. The carrying values of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract.
Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance
Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate
Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used for deferred policy acquisition costs.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs related to sales inducements offered on sales to new customers, principally on investment contracts and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts, are deferred and recorded as other assets. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated
Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and

                                       10


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and
DSI associated with life insurance and investment contracts is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC and DSI are amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of estimates of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance net of fees was approximately 8%. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $45 million and $27 million at December 31, 2004 and 2003, respectively. Amortization expense on present value of future profits was $6 million, $36 million and $15 million for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       11


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of the reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standard ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis.

     The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its SFAS No. 142 reporting unit. Based on the Company's decision to sell two life insurance companies for their licenses, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax) in 2004.

     Goodwill impairment testing indicated no impairment at December 31, 2003 and 2002.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's
Consolidated Statements of Operations and Comprehensive Income. Revenues to the
Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in premiums and contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable contracts' separate accounts with guarantees included $13.41 billion of equity, fixed income and balanced mutual funds and $279 million of money market mutual funds at December 31, 2004.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note
8.

       Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE and if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both (see Note 13).

                                       13


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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. The amounts are provided in Note 10. Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the

                                       14



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or
Financial Position.

FASB INTERPRETATION NO. 46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST
ENTITIES" ("FIN 46" AND "FIN 46R")

           In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIEs. See Note 13 for the impact of adoption.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133, "Accounting for Derivative
Instruments and Hedging Activities" ("SFAS No. 133"). While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's Consolidated Statements of Operations and Comprehensive Income or Financial Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

FSP EITF ISSUE 03-1-A, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF PARAGRAPH
16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND
ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE 03-1-A").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment letter process for FSP
EITF 03-1-b, "Effective Date of Paragraph 16 of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments".

     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 may have a material impact on the Company's Consolidated
Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   DISPOSITIONS

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish
Re (U.S.)

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Inc. In connection with the disposal activities related to the direct response business, the Company recorded an additional loss on disposition of $21 million pretax ($14 million after-tax) in 2004 (see Notes 9 and 10).

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancing of fixed income securities and mergers completed with equity securities, totaled $79 million, $41 million and $98 million for the years ended
December 31, 2004, 2003 and 2002, respectively.

     The Company paid $24 million and $98 million in dividends of investment securities to AIC in 2004 and 2003, respectively. The Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company
("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see
Note 5).

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                 2004         2003         2002
                                                ----------   ----------   ----------
     Purchases                                  $    3,162   $    2,757   $    2,096
     Sales                                          (2,857)      (2,237)      (2,041)
     Collections                                         -            -          (25)
     Net change in short-term investments              662          150         (278)
                                                ----------   ----------   ----------
         Net purchases (sales)                  $      967   $      670   $     (248)
                                                ==========   ==========   ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $322 million, $299 million, and $238 million in 2004, 2003 and 2002, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $98 million, $119 million and $133 million of structured settlement annuities, a type of immediate annuity, in 2004, 2003 and 2002, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $21 million and $27 million relate to structured settlement annuities with life contingencies and are included in premium income for 2004, 2003, and 2002, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation
("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Assignment Company ("AAC"), a wholly-owned subsidiary of ALIC, (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. AAC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.96 billion and $5.00 billion at December 31, 2004 and 2003, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred
$44 million, $38 million and $35 million of commission and other distribution expenses for the years ending December 31, 2004, 2003 and 2002, respectively.

     ALIC received underwriting and distribution services from Allstate
Distributors, LLC ("ADLLC"), a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam Investments terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million of commission and other distribution expenses from ADLLC for the year ended December 31, 2002.

REINSURANCE TRANSACTIONS

     As of December 31, 2004, the Company entered into two coinsurance agreements with AHL, an unconsolidated affiliate of the Company, to assume certain interest-sensitive life and fixed annuity insurance contracts. As a result of the transaction, the Company recorded a premium receivable of $386 million, settled in January 2005, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial
Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2004 (prior to the disposition of Columbia), 2003 and 2002, the Company assumed $14 million, $17 million and $19 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC
Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During
2003 and 2002, the Company ceded $0.4 million and $0.3 million, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $0.3 million, $2 million and $18 million in 2004, 2003 and 2002, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     As of December 31, 2004 and 2003, the Company has $57 million and $82 million, respectively, of redeemable preferred stock - Series A issued to The
Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2004, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement during the three years ended December 31, 2004.
The Corporation uses commercial paper borrowings, bank lines of credit and repurchase

                                       17



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                           AMORTIZED   -----------------------      FAIR
     (IN MILLIONS)                                           COST        GAINS        LOSSES        VALUE
                                                          ----------   ----------   ----------   ----------
     AT DECEMBER 31, 2004
     U.S. government and agencies                         $    2,535   $      798   $       --   $    3,333
     Municipal                                                 3,231          106          (14)       3,323
     Corporate                                                32,320        1,975          (89)      34,206
     Foreign government                                        1,511          333           (1)       1,843
     Mortgage-backed securities                                5,905           84          (15)       5,974
     Commercial mortgage-backed securities                     6,074          141          (13)       6,202
     Asset-backed securities                                   4,331           46          (31)       4,346
     Redeemable preferred stock                                   57            7           --           64
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   55,964   $    3,490   $     (163)  $   59,291
                                                          ==========   ==========   ==========   ==========
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $    2,519   $      688   $       (2)  $    3,205
     Municipal                                                 1,675           60          (18)       1,717
     Corporate                                                28,866        2,115         (183)      30,798
     Foreign government                                        1,302          287           --        1,589
     Mortgage-backed securities                                5,397          114          (14)       5,497
     Commercial mortgage-backed securities                     5,143          155          (35)       5,263
     Asset-backed securities                                   3,423           46          (41)       3,428
     Redeemable preferred stock                                   76            6           (1)          81
                                                          ----------   ----------   ----------   ----------
       Total fixed income securities                      $   48,401   $    3,471   $     (294)  $   51,578
                                                          ==========   ==========   ==========   ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                           AMORTIZED     FAIR
     (IN MILLIONS)                                           COST        VALUE
                                                          ----------   ----------
     Due in one year or less                              $    1,851   $    1,881
     Due after one year through five years                     9,662       10,075
     Due after five years through ten years                   16,959       17,860
     Due after ten years                                      17,256       19,155
                                                          ----------   ----------
                                                              45,728       48,971
     Mortgage- and asset-backed securities                    10,236       10,320
                                                          ----------   ----------
         Total                                            $   55,964   $   59,291
                                                          ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.
The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $    3,072   $    2,875   $    2,736
     Mortgage loans                                              435          415          403
     Equity securities                                            24            8           17
     Other                                                      (143)        (121)         (68)
                                                          ----------   ----------   ----------
       Investment income, before expense                       3,388        3,177        3,088
       Investment expense                                        128           95          110
                                                          ----------   ----------   ----------
         Net investment income                            $    3,260   $    3,082   $    2,978
                                                          ==========   ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $7 million and $16 million for the years ended December 31, 2004, 2003 and 2002, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Fixed income securities                              $      (87)  $     (181)  $     (137)
     Equity securities                                            11          (10)          (9)
     Other investments                                            65          107         (276)
                                                          ----------   ----------   ----------
       Realized capital gains and losses, pre-tax                (11)         (84)        (422)
       Income tax benefit                                          3           30          148
                                                          ----------   ----------   ----------
         Realized capital gains and losses, after-tax     $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                           2004         2003         2002
                                                          ----------   ----------   ----------
     Investment write-downs                               $      (81)  $     (178)  $     (309)
     Dispositions (1)                                            129           64          (97)
     Valuation of derivative instruments                         (66)          12          (36)
     Settlement of derivative instruments                          7           18           20
                                                          ----------   ----------   ----------
     Realized capital gains and losses, pre-tax                  (11)         (84)        (422)
     Income tax benefit                                            3           30          148
                                                          ----------   ----------   ----------
       Realized capital gains and losses, after-tax       $       (8)  $      (54)  $     (274)
                                                          ==========   ==========   ==========

     (1) Dispositions include sales and other transactions such as calls and prepayments.

     Excluding the effects of calls and prepayments, gross gains of $189 million, $173 million and $137 million and gross losses of $157 million, $184 million and $327 million were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                                          GROSS UNREALIZED
                                                            FAIR       -----------------------       UNREALIZED
(IN MILLIONS)                                               VALUE        GAINS        LOSSES     NET GAINS (LOSSES)
                                                          ----------   ----------   ----------   ------------------
Fixed income securities                                   $   59,291   $    3,490   $     (163)  $            3,327
Equity securities                                                214            9            -                    9
Derivative instruments                                           (10)           -          (23)                 (23)
                                                                                                 ------------------
  Total                                                                                                       3,313
Deferred income taxes, deferred policy acquisition
  costs, premium deficiency reserve and deferred
  sales inducements                                                                                          (2,300)
                                                                                                 ------------------
Unrealized net capital gains and losses                                                          $            1,013
                                                                                                 ==================

                                       19



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, 2003, equity securities had gross unrealized gains of $4 million and no gross unrealized losses.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                           2004         2003         2002
                                                     ----------   ----------   ----------
Fixed income securities                              $      150   $       95   $    1,574
Equity securities                                             5           12          (13)
Derivative instruments                                      (21)          (4)          (6)
                                                     ----------   ----------   ----------
  Total                                                     134          103        1,555
Deferred income taxes, deferred policy acquisition
    costs, premium deficiency reserve and deferred
    sales inducements                                      (174)        (102)      (1,139)
                                                     ----------   ----------   ----------
  (Decrease) increase in unrealized net capital
    gains and losses                                 $      (40)  $        1   $      416
                                                     ==========   ==========   ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                                       20



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                         ------------------------------------   ------------------------------------     TOTAL
($ IN MILLIONS)                           NUMBER OF      FAIR      UNREALIZED    NUMBER OF      FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2004                       ISSUES        VALUE       LOSSES       ISSUES        VALUE       LOSSES       LOSSES
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fixed income securities
  U.S. government and agencies                    7   $       19   $        -            1   $        3   $        -   $        -
  Municipal                                     126          525           (8)          15          130           (6)         (14)
  Corporate                                     328        3,762          (45)          98        1,251          (44)         (89)
  Foreign government                              6           63           (1)           -            -            -           (1)
  Mortgage-backed securities                    485        1,960          (14)          25           32           (1)         (15)
  Commercial mortgage-backed
  securities                                     88        1,084           (9)          15          197           (4)         (13)
  Asset-backed securities                        97        1,011          (12)          25          274          (19)         (31)
  Redeemable preferred stock                      3            3            -            -            -            -            -
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                       1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========
Investment grade fixed income
securities                                    1,078        8,159          (80)         155        1,635          (51)        (131)
Below investment grade fixed
  income securities                              62          268           (9)          24          252          (23)         (32)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities               1,140   $    8,427   $      (89)         179   $    1,887   $      (74)  $     (163)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

AT DECEMBER 31, 2003

Fixed income securities
  U.S. government and agencies                   10   $       58   $       (2)           -   $        -   $        -   $       (2)
  Municipal                                      56          406          (18)           -            -            -          (18)
  Corporate                                     302        3,697         (136)          76          670          (47)        (183)
  Foreign government                              6           50            -            -            -            -            -
  Mortgage-backed securities                    108        1,528          (14)          29           22            -          (14)
  Commercial mortgage-backed
  securities                                     96        1,375          (34)          11           61           (1)         (35)
  Asset-backed securities                        64          732          (15)          38          269          (26)         (41)
  Redeemable preferred stock                      3           20           (1)           -            -            -           (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total                                         645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

Investment grade fixed income
securities                                      590        7,556         (191)         109          660          (30)        (221)
Below investment grade fixed
income securities                                55          310          (29)          45          362          (44)         (73)
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed income securities                 645   $    7,866   $     (220)         154   $    1,022   $      (74)  $     (294)
                                         ==========   ==========   ==========   ==========   ==========   ==========   ==========

     As of December 31, 2004 and 2003, $151 million and $220 million, respectively, of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $151 million and $220 million, $131 million and $198 million, respectively, related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of
Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard &
Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     As of December 31, 2004, the remaining $12 million of unrealized losses were below investment grade fixed income securities that were in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of this amount, $8 million had been in an unrealized loss position for a period of twelve months or more as of December 31, 2004. Additionally, $11 million of the unrealized losses were airline industry issues.

     As of December 31, 2003, the remaining $74 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million related to investment grade fixed income securities and $51 million related to below investment grade fixed income securities. Of these amounts, $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. Additionally, $13 million of the unrealized losses from below investment grade securities were airline industry issues.

                                       21



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004 and 2003, the securities comprising the $12 million and $74 million, respectively, of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

     As of December 31, 2004, the carrying value for cost method investments was $130 million, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. The Company had write-downs of $2 million related to cost method investments that were other-than-temporarily impaired in 2004.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2004 and 2003 was $22 million and $4 million, respectively. No valuation allowances were held at December 31, 2004 and 2003 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $2 million, $2 million and $1 million during 2004, 2003 and 2002, respectively. The average balance of impaired loans was $29 million, $23 million and $16 million during 2004, 2003 and 2002, respectively.

     Valuation allowances charged to operations during 2004, 2003 and 2002 were $1 million, $3 million and $0 million, respectively. Direct write-downs charged against the allowances were $0 million, $3 million and $5 million for the years ended December 31, 2004, 2003 and 2002, respectively, and in 2004, $1 million of a balance previously written off was recovered.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)             2004         2003
                                                                ----         ----
     California                                                 24.7%        23.5%
     Texas                                                       7.4         10.2
     New Jersey                                                  7.3          4.1
     Illinois                                                    7.0         10.8
     Oregon                                                      5.2          4.1

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     California                                                 14.6%        14.3%
     Illinois                                                    8.2          9.3
     Texas                                                       8.2          7.9
     Pennsylvania                                                6.5          5.6
     New Jersey                                                  5.7          6.2
     New York                                                    5.3          5.2
     Georgia                                                     5.1          5.6
     Florida                                                     4.5          5.7

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)        2004         2003
                                                                ----         ----
     Office buildings                                           30.8%        31.7%
     Retail                                                     25.2         22.0
     Warehouse                                                  24.8         24.4
     Apartment complex                                          15.7         17.6
     Industrial                                                  1.3          1.6
     Other                                                       2.2          2.7
                                                               -----        -----
                                                               100.0%       100.0%
                                                               =====        =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2004 for loans that were not in foreclosure are as follows:

     ($ IN MILLIONS)                             NUMBER OF    CARRYING
                                                   LOANS       VALUE       PERCENT
                                                ----------   ----------   ----------
     2005                                               44   $      329          4.5%
     2006                                               83          642          8.8
     2007                                               96          817         11.1
     2008                                               98          753         10.3
     2009                                              121        1,148         15.7
     Thereafter                                        459        3,629         49.6
                                                ----------   ----------   ----------
       Total                                           901   $    7,318        100.0%
                                                ==========   ==========   ==========

     In 2004, $239 million of commercial mortgage loans were contractually due.
Of these, 64% were paid as due, 25% were refinanced at prevailing market terms and 11% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.72 billion and $3.69 billion at December 31, 2004 and 2003, respectively.

     At December 31, 2004, the carrying value of investments that were non-income producing, excluding equity securities, was $3 million.

     At December 31, 2004, fixed income securities with a carrying value of $71 million were on deposit with regulatory authorities as required by law.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2004 and 2003, fixed income securities with a carrying value of $1.67 billion and $949 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $4 million and $5 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The Company participates in programs to purchase securities under agreements to resell and programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At the end of December 31, 2004 and 2003, the Company had $492 million and $501 million of securities that were subject to these agreements. In return, the Company receives cash collateral that it invests and includes in short-term and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income recorded as a result of the program was $23 million, $13 million, and $20 million for the years ended December 31, 2004, 2003 and 2002, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE         VALUE       VALUE         VALUE
                                                          ----------   ----------   ----------   ----------
     Fixed income securities                              $   59,291   $   59,291   $   51,578   $   51,578
     Mortgage loans                                            7,318        7,635        6,354        6,737
     Equity securities                                           214          214          164          164
     Short-term investments                                    1,440        1,440          765          765
     Policy loans                                                722          722          686          686
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2004 and 2003, equity securities include $172 million and $81 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (See Notes 2 and 6). The remaining equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                    2004                      2003
                                                          -----------------------   -----------------------
                                                           CARRYING       FAIR       CARRYING       FAIR
     (IN MILLIONS)                                          VALUE        VALUE        VALUE        VALUE
                                                          ----------   ----------   ----------   ----------
     Contractholder funds on investment contracts         $   46,384   $   44,601   $   38,365   $   36,974
     Long-term debt                                              104          104           45           45
     Security repurchase agreements                            2,928        2,928        1,918        1,918
     Separate Accounts                                        14,377       14,377       13,425       13,425

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk), to replicate fixed income securities, and in conjunction with asset/liability management.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   16,531   $     (124)   $      (49)   $             (75)
Financial futures contracts                               6,002           (1)            1                   (2)
Interest rate cap and floor agreements                    4,851           43            31                   12
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            27,384          (82)          (17)                 (65)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                  1,968           58            92                  (34)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,704          535           547                  (12)
Foreign currency futures contracts                           21            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,725          535           547                  (12)
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                             623            1             -                    1
Conversion options in fixed income securities               616          209           209                    -
Equity-indexed options in life and annuity
  product contracts                                       1,774          (30)            -                  (30)
Forward starting options in annuity product
  contracts                                               1,928           (2)            -                   (2)
Put options in variable product contracts                    14            -             -                    -
Credit default swaps                                         28           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           4,983          177           208                  (31)
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Replication credit default swaps                            295            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable product
  contracts                                                  25           14            14                    -
Forward contracts for TBA mortgage securities                55            1             1                    -
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                375           15            15                    -
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   36,435   $      703    $      845    $            (142)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                 CARRYING        CARRYING
                                                      NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                          AMOUNT      VALUE(1)     ASSETS(1)     (LIABILITIES)(1)
                                                     ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                        $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                 678           (1)            -                   (1)
Interest rate cap and floor agreements                    4,675           84            54                   30
                                                     ----------   ----------    ----------    -----------------
Total interest rate contracts                            15,776         (137)          (36)                (101)
                                                     ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                    829            -             3                   (3)
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                          1,689          454           436                   18
Foreign currency futures contracts                            5            -             -                    -
                                                     ----------   ----------    ----------    -----------------
Total foreign currency contracts                          1,694          454           436                   18
                                                     ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities               429          147           147                    -
Equity-indexed options in life and annuity product
  contracts                                               1,297            9             -                    9
Forward starting options in annuity product
  contracts                                               1,464           (2)            -                   (2)
Put options in variable product contracts                    19            -             -                    -
Credit default swaps agreements                              48           (1)           (1)                   -
                                                     ----------   ----------    ----------    -----------------
Total embedded derivative financial instruments           3,257          153           146                    7
                                                     ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                     1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                34           28            28                    -
Forward contracts for TBA mortgage securities               156           (1)            -                   (1)
                                                     ----------   ----------    ----------    -----------------
Total other derivative financial instruments                191           27            28                   (1)
                                                     ----------   ----------    ----------    -----------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS               $   21,747   $      497    $      577    $             (80)
                                                     ==========   ==========    ==========    =================

(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2004, counterparties pledged $490 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and replication credit default swap agreements.

($ IN MILLIONS)

                                       2004                                                        2003
            ----------------------------------------------------------  ----------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                    EXPOSURE,
              COUNTER-       NOTIONAL        CREDIT         NET OF        COUNTER-       NOTIONAL        CREDIT         NET OF
RATING(1)     PARTIES        AMOUNT        EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT       EXPOSURE(2)   COLLATERAL(2)
----------  -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
  AAA                   2  $       1,984  $           -  $           -              2  $       1,819  $           -  $           -
   AA                   2          2,228            183             13              2          1,600            146             22
  AA-                   4          5,825              8              8              4          4,539             19             19
   A+                   5          9,538            322             17              6          6,783            233             25
   A                    2          3,806             12              2              2          2,067              1              1
            -------------  -------------  -------------  -------------  -------------  -------------  -------------  -------------
Total                  15  $      23,381  $         525  $          40             16  $      16,808  $         399  $          67
            =============  =============  =============  =============  =============  =============  =============  =============

(1)  Rating is the lower of Standard & Poor's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net gains of $3 million and net losses of $1 million related to cash flow hedges to net income from accumulated other comprehensive income during 2004 and 2003, respectively. At December 31, 2004, there is no remaining accumulated other comprehensive income to amortize to net income during 2005.

                                       27



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements.
Amounts reported are in millions on a pre-tax basis.

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST     DESCRIPTION
   RATE SWAP    Swap agreements are contracts that periodically exchange the
   AGREEMENTS   difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                variable rate) based upon designated market rates or rate
                indices and a notional amount.

                Master netting agreements are used to minimize credit risk.
                In addition, when applicable, parties are required to post collateral. As of December 31, 2004, the Company pledged to counterparties $1.0 million of securities as collateral for over-the-counter instruments.
                RISK MANAGEMENT STRATEGY
                Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    (49)  $    (90)
                    -  Other liabilities and accrued expenses.                      (75)      (130)
                -   When hedge accounting is applied, the carrying values of
                    the hedged items are adjusted for changes in the fair
                    value of the hedged risks. The fair value of hedged
                    risks are reported as follows:
                    -  Fixed income securities.                                     161        295
                    -  Mortgage loans.                                               33         56
                    -  Contractholder funds.                                        (55)      (103)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   For hedge accounting, changes in fair value of the
                    instruments are matched together with changes in fair
                    value of the hedged risks and are reported as follows:
                    -  Net investment income.                                                        $    117   $    100   $   (390)
                    -  Contract benefits.                                                                 (56)       (38)        94
                -   Hedge ineffectiveness is reported as realized capital
                    gains and losses.                                                                      (3)         9        (15)
                -   When hedge accounting is not applied, changes in fair
                    value of the instruments and the periodic accrual and
                    settlements are reported in realized capital gains and
                    losses.                                                                                12          2         55

   FINANCIAL    DESCRIPTION
   FUTURES      Financial futures contracts are commitments to purchase or
   CONTRACTS    sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                organized exchanges and cash settle on a daily basis. The
                exchange requires margin deposits as well as daily cash
                settlements of margin. As of December 31, 2004, the Company pledged margin deposits in the form of marketable securities totaling $11 million.
                RISK MANAGEMENT STRATEGIES
                Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $      1   $      -
                    -  Other liabilities and accrued expenses.                       (2)        (1)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being economically hedged and are reported as follows:
                    -  Realized capital gains and losses.                                            $    (32)  $     10   $     (2)
                    -  Contract benefits.                                                                   -          -         (1)

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE   DESCRIPTION
CAP AND         In exchange for a premium, these derivative contracts
FLOOR           provide the holder with the right to receive at a future
AGREEMENTS      date, the amount, if any, by which a specified market
                interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                RISK MANAGEMENT STRATEGIES
                Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                conjunction with asset-liability management.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Other investments.                                      $     31   $     54
                    -  Other liabilities and accrued expenses.                       12         30
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair value of the
                instruments and the periodic accruals and settlements are
                reported in realized capital gains and losses.                                       $    (36)  $    (20)  $     (5)

EQUITY AND      DESCRIPTION
INDEX           These indexed derivative instruments provide returns at
CONTRACTS:      specified or optional dates based upon a specified index
OPTIONS,        applied to the instrument's notional amount. Index futures
FINANCIAL       are traded on organized exchanges and cash settle on a daily
FUTURES, AND    basis. The exchange requires margin deposits as well as
WARRANTS        daily cash settlements of margin. The Company pledged $15
                million of securities in the form of margin deposits as of
                December 31, 2004.
                RISK MANAGEMENT STRATEGIES
                Indexed instruments are primarily used to reduce the market risk associated with certain annuity contracts.
                STATEMENT OF FINANCIAL POSITION
                Fair values are reported as follows:
                    -  Equity securities                                       $      -   $      2
                    -  Other investments.                                            92          1
                    -  Other liabilities and accrued expenses.                      (34)        (3)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Under non-hedge accounting, changes in fair values of the
                instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                    -  Contract benefits.                                                            $     47   $     80   $    (66)
                    -  Realized capital gains and losses.                                                   -          1          1

FOREIGN         DESCRIPTION
CURRENCY        These derivative contracts involve the periodic exchange of
CONTRACTS:      consideration based on relative changes in two designated
FOREIGN         currencies and, if applicable, differences between fixed
CURRENCY        rate and variable cash flows or two different variable cash
SWAP            flows, all based on a pre-determined notional amount.
AGREEMENTS      RISK MANAGEMENT STRATEGIES
                These agreements are entered into primarily to manage the
                foreign currency risk associated with issuing foreign
                currency denominated funding agreements. In addition to
                hedging foreign currency risk, they may also change the
                interest rate characteristics of the funding agreements for asset-liability management purposes.
                STATEMENT OF FINANCIAL POSITION
                -   Fair values are reported as follows:
                    -  Other investments.                                      $    547   $    436
                    -  Other liabilities and accrued expenses.                      (12)        18
                -   Since hedge accounting is applied for fair value hedges,
                    the carrying value of the hedged item, contractholder
                    funds, is adjusted for changes in the fair value of the
                    hedged risk. For cash flow hedges, the market value of
                    the derivative reduced other comprehensive income by $23
                    million and $0 million as of December 31, 2004 and 2003,
                    respectively.                                                  (556)      (447)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Under hedge accounting, changes in fair value of the
                    instruments are matched together with the changes in
                    fair values of the hedged risks and are reported in
                    contract benefits.                                                               $    110   $    171   $    263
                -   Hedge ineffectiveness is reported in realized capital
                    gains and losses.                                                                      (5)         7          -

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                               ASSET / (LIABILITY)         INCOME / (EXPENSE)
                           DESCRIPTION, RISK MANAGEMENT STRATEGY AND           ----------------------------------------------------
 INSTRUMENT                       FINANCIAL STATEMENT REPORTING                  2004       2003       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION      DESCRIPTION
OPTIONS IN      These securities have embedded options, which provide the
FIXED INCOME    Company with the right to convert the instrument into a
SECURITIES      predetermined number of shares of common stock or provides a return based on a notional amount applied to an index
                such as the S&P 500. Securities owned and subject to
                bifurcation include convertible bonds and convertible
                redeemable preferred stocks.
                STATEMENT OF FINANCIAL POSITION
                Fair value is reported together with the host contracts in
                fixed income securities.                                       $    209   $    147
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                Changes in fair value are reported in realized capital
                gains and losses.                                                                    $      5   $     22   $    (55)

OTHER           STATEMENT OF FINANCIAL POSITION
DERIVATIVES     -   Fair values are reported as follows:
                    -  Fixed income securities.                                $      -   $     (1)
                    -  Other assets.                                                 14         28
                    -  Contractholder funds.                                        (45)       (21)
                STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
                -   Changes in fair value are reported as follows:
                    -  Realized capital gains and losses.                                                  $1   $     (2)  $     (1)
                    -  Contract benefits.                                                                 (40)       (26)        86

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                    2004                      2003
                                          ------------------------  ------------------------
                                          CONTRACTUAL     FAIR      CONTRACTUAL     FAIR
(IN MILLIONS)                               AMOUNT        VALUE       AMOUNT        VALUE
                                          -----------  -----------  -----------  -----------
Commitments to invest                     $       363  $         -  $       118  $         -
Private placement commitments                      39            -           43            -
Commitments to extend mortgage loans               85            1           67            1
Credit guarantees                                 146            -           87            -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $146 million at December 31, 2004. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2004.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Immediate annuities:
       Structured settlement annuities                        $  6,392   $  5,989
       Other immediate annuities                                 2,407      2,376
     Traditional Life                                            1,961      1,822
     Other                                                         443        293
                                                              --------   --------
     Total reserve for life-contingent contract benefits      $ 11,203   $ 10,480
                                                              ========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST              ESTIMATION
            PRODUCT                          MORTALITY                     RATE                  METHOD
-------------------------------   -------------------------------   ------------------   -----------------------
Structured settlement annuities   U.S. population with projected    Interest rate        Present value of
                                  calendar year improvements; age   assumptions range    contractually specified
                                  setforwards for impaired lives    from 4.1% to 11.7%   future benefits
                                  grading to standard

Other immediate annuities         1983 group annuity mortality      Interest rate        Present value of
                                  table                             assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                  Actual company experience plus    Interest rate        Net level premium
                                  loading                           assumptions range    reserve method using
                                                                    from 4.0% to 11.3%   the Company's
                                                                                         withdrawal experience
                                                                                         rates

 Other:
   Variable annuity guaranteed    90% of 1994 group annuity         7%                   Projected benefit ratio
   minimum death benefits         reserving table                                        applied to cumulative
                                                                                         assessments

   Accident & health              Actual company experience plus                         Unearned premium;
                                  loading                                                additional contract
                                                                                         reserves for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.09 billion and $932 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2004 and 2003, respectively. The offset to this liability is

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

     (IN MILLIONS)                                              2004       2003
                                                              --------   --------
     Interest-sensitive life                                  $  7,397   $  6,459
     Investment contracts:
       Fixed annuities                                          34,590     28,524
       Guaranteed investment contracts                             485      1,066
       Funding agreements backing medium-term notes             10,135      7,250
       Other investment contacts                                 1,332      1,615
                                                              --------  ---------
         Total contractholder funds                           $ 53,939   $ 44,914
                                                              ========  =========

     The following table highlights the key contract provisions that determine contractholder funds:

            PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
--------------------------------   ---------------------------------   -------------------------------------------------
Interest-sensitive life            Interest rates credited range       Either a percentage of account balance or dollar
                                   from 2.0% to 7.25%                  amount grading off generally over 20 years

Fixed annuities                    Interest rates credited range       Either a declining or a level percentage charge
                                   from 1.3% to 11.5% for immediate    generally over nine years or less. Additionally,
                                   annuities and 0% to 16% for fixed   approximately 30.3% of fixed annuities are
                                   annuities (which include            subject to market value adjustment for
                                   equity-indexed annuities whose      discretionary withdrawals.
                                   returns are indexed to the S&P
                                   500)

Guaranteed investment contracts    Interest rates credited range       Generally not subject to discretionary withdrawal
                                   from 2.95% to 8.14%

Funding agreements backing         Interest rates credited range       Not applicable
medium-term notes                  from 2.1% to 7.4% (excluding
                                   currency-swapped medium-term
                                   notes)

Other investment contracts:
    Variable guaranteed minimum    Interest rates used in              Withdrawal and surrender charges are based on
     income benefit and            establishing reserves range from    the terms of the related interest-sensitive life
     secondary guarantees on       1.75% to 10.3%                      or fixed annuity contract.
     interest-sensitive life and
     fixed annuities
    Other investment contracts     Interest rates credited range       Not applicable
                                   from 2.2% to 2.5%

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial
Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global
Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                               2004         2003
                                                         ----------   ----------
Balance, beginning of year                               $   44,914   $   38,858
  Impact of adoption of SOP 03-1(1)                             421            -
  Deposits                                                   13,076        9,841
  Interest credited to contractholder funds                   1,912        1,764
  Benefits and withdrawals                                   (3,432)      (2,692)
  Maturities of institutional products                       (2,518)      (2,163)
  Contract charges                                             (593)        (561)
  Transfers to Separate Accounts                               (412)        (416)
  Fair value adjustments for institutional products              45          131
  Other adjustments (2)                                         526          152
                                                         ----------   ----------
Balance, end of year                                     $   53,939   $   44,914
                                                         ==========   ==========

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.

(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                    DECEMBER 31,
      ($IN MILLIONS)                                                                    2004
                                                                                    ------------
      IN THE EVENT OF DEATH
        Separate account value                                                      $     13,693
        Net amount at risk (1)                                                      $      1,900
        Average attained age of contractholders                                         66 years

      AT ANNUITIZATION
        Separate account value                                                      $      3,893
        Net amount at risk (2)                                                      $         72
        Weighted average waiting period until annuitization options available            7 years

      ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                      $        582
        Net amount at risk (3)                                                      $          -
        Weighted average waiting period until guarantee date                            11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

     (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the liabilities for guarantees:

                                                 LIABILITY FOR
                                                   GUARANTEES                              LIABILITY FOR
                                                RELATED TO DEATH       LIABILITY FOR         GUARANTEES
                                                  BENEFITS AND          GUARANTEES           RELATED TO
                                               INTEREST-SENSITIVE    RELATED TO INCOME      ACCUMULATION
     (IN MILLIONS)                               LIFE PRODUCTS           BENEFITS             BENEFITS              TOTAL
                                               ------------------   ------------------   ------------------   ------------------
     Balance at January 1, 2004                $              118   $               41   $                -   $              159
       Less reinsurance recoverables                          (12)                  (2)                   -                  (14)
                                               ------------------   ------------------   ------------------   ------------------
     Net balance at January 1, 2004                           106                   39                    -                  145
     Incurred guaranteed benefits                              41                    6                   (1)                  46
     Paid guarantee benefits                                  (62)                   -                    -                  (62)
                                               ------------------   ------------------   ------------------   ------------------
       Net change                                             (21)                   6                   (1)                 (16)
     Net balance at December 31, 2004                          85                   45                   (1)                 129
       Plus reinsurance recoverables                           10                    -                    -                   10
                                               ------------------   ------------------   ------------------   ------------------
     Balance, December 31, 2004 (1)            $               95   $               45   $               (1)  $              139
                                               ==================   ==================   ==================   ==================

(1) Included in the total liability balance are reserves for variable annuity death benefits of $79 million, variable annuity income benefits of $18 million, variable annuity accumulation benefits of $ (1) million and other guarantees of $43 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company cedes 100% of the morbidity risk on its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2004, the Company ceded $169 million to subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, the gross life insurance in force was $413.72 billion of which $205.60 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $  2,098    $  2,140    $  2,150
Assumed
  Affiliate                                                     14          19          43
  Non-affiliate                                                 12          90          76
Ceded--non-affiliate                                          (526)       (418)       (393)
                                                          --------    --------    --------
  Premiums and contract charges, net of reinsurance       $  1,598    $  1,831    $  1,876
                                                          ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                               2004        2003        2002
                                                          --------    --------    --------
CONTRACT BENEFITS
Direct                                                    $  1,762    $  1,880    $  1,881
Assumed
  Affiliate                                                     11           4          11
  Non-affiliate                                                  4          47          38
Ceded--non-affiliate                                          (418)       (336)       (387)
                                                          --------    --------    --------
  Contract benefits, net of reinsurance                   $  1,359    $  1,595    $  1,543
                                                          ========    ========    ========

     Reinsurance recoverables at December 31 are summarized in the following table.

                                      REINSURANCE RECOVERABLE ON
          (IN MILLIONS)                  PAID AND UNPAID CLAIMS
                                      ---------------------------
                                          2004           2003
                                      ------------   ------------
          Life insurance              $      1,004   $        823
          Long-term care                       238            161
          Other                                265            201
                                      ------------   ------------
          Total                       $      1,507   $      1,185
                                      ============   ============

     At December 31, 2004 and 2003, approximately 80% and 97%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:


(IN MILLIONS)                                     2004        2003        2002
                                                --------    --------    --------
BALANCE, BEGINNING OF YEAR                      $  3,202    $  2,915    $  2,997
Impact of adoption of SOP-03-1(1)                   (144)          -           -
Disposition of operation(2)                         (238)          -           -
Reinsurance(3)                                        40           -           -
Acquisition costs deferred                           828         732         666
Amortization charged to income                      (534)       (479)       (418)
Effect of unrealized gains and losses                 22          34        (330)
                                                --------    --------    --------
BALANCE, END OF YEAR                            $  3,176    $  3,202    $  2,915
                                                ========    ========    ========

(1) The impact of adoption of SOP 03-1 includes a write-down in variable annuity
DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.

(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see
Note 3).

(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Amortization charged to income includes $120 million, $46 million and $2 million in 2004, 2003 and 2002, respectively, due to realized capital gains and losses.

     In 2004, DSI and related amortization is classified within the Consolidated
Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively.
Deferred sales inducement activity for the twelve months ended December 31, 2004 was as follows:

     (IN MILLIONS)
     Balance, January 1, 2004 (1)                              $     99
     Sales inducements deferred                                      55
     Amortization charged to income                                 (45)
     Effects of unrealized gains and losses                          25
                                                               --------
     Balance, December 31, 2004                                $    134
                                                               ========

     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $2 million and $2 million in 2004, 2003 and 2002, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by their par value was $146 million at December 31, 2004. The obligations associated with these fixed income securities expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted the Company and some of its subsidiaries and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices.
The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. The Company and its subsidiaries have responded and will continue to respond to these information requests and investigations. The
Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

                                       37



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive or treble damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In those cases where plaintiffs have made a specific demand for monetary damages, they often specify damages just below a jurisdictional limit regardless of the facts of the case. This represents the maximum they can seek without risking removal from state court to federal court. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the Company's operating results for any particular period if an unfavorable outcome results, none will have a material adverse effect on the consolidated financial condition of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.


     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency

                                       38



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

     The Company is defending a number of lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In one case, plaintiffs' motion for summary judgment on their breach of contract claims was granted and the matter will proceed to trial on damages. In these various lawsuits, plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

OTHER MATTERS

     The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                                       39



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                2004       2003
                                           --------   --------
DEFERRED ASSETS
Life and annuity reserves                  $    914   $    666
Other assets                                     94        150
                                           --------   --------
  Total deferred assets                       1,008        816
DEFERRED LIABILITIES
Deferred policy acquisition costs              (958)    (1,003)
Unrealized net capital gains                   (546)      (567)
Other liabilities                              (142)       (25)
                                           --------   --------
  Total deferred liabilities                 (1,646)    (1,595)
                                           --------   --------
     Net deferred liability                $   (638)  $   (779)
                                           ========   ========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                      2004       2003       2002
                                 --------   --------   --------
Current                          $    236   $     86   $    142
Deferred                              (47)        76        (85)
                                 --------   --------   --------
Total income tax expense         $    189   $    162   $     57
                                 ========   ========   ========

     The Company paid income taxes of $149 million, $161 million and $116 million in 2004, 2003 and 2002, respectively. The Company had a current income tax payable of $63 million and a current income tax receivable of $24 million at December 31, 2004 and 2003, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2004         2003         2002
                                                     --------     --------     --------
Statutory federal income tax rate                        35.0%        35.0%        35.0%
Adjustment to prior year tax liabilities                 (0.1)         2.4        (12.9)
Dividends received deduction                             (2.4)        (2.6)        (4.0)
Other                                                     2.1          1.1          0.9
                                                     --------     --------     --------
  Effective income tax rate                              34.6%        35.9%        19.0%
                                                     ========     ========     ========

     In 2003 and 2002, adjustments to prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The aggregate balance in this account at December 31, 2004 was $94 million, which prior to the 2004 Act would have resulted in federal income taxes payable of $33 million if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item since the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating or substantially reducing this potential tax liability.

                                       40



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                    2004       2003
                                                               --------   --------
Structured investment security VIE obligations due 2007        $     47   $     45
Mandatorily redeemable preferred stock-Series A                      57          -
                                                               --------   --------
   Total debt                                                  $    104   $     45
                                                               ========   ========

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE.
The Company's Consolidated Statements of Financial Position include $54 million and $53 million of investments and long term debt of $47 million and $45 million as of December 31, 2004 and 2003, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2004, debt includes $57 million of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during the second quarter of 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150,
"Accounting for Certain Financial Instruments with Characteristics of both
Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. As of December 31, 2004, $20 million of this preferred stock had been redeemed.

     For the redeemable preferred stock-Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $2 million and $3 million were paid during 2004, 2003, and 2002, respectively. As a result of the reclassification, dividends on the reclassified preferred stock, which were previously reported in retained earnings, are reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2004.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities are as follows:

                                                          NET INCOME             CAPITAL AND SURPLUS
                                                ------------------------------   -------------------
(IN MILLIONS)                                     2004       2003       2002       2004       2003
                                                --------   --------   --------   --------   --------
Amount per statutory accounting practices       $    293   $    609   $    116   $  3,656   $  3,560
                                                ========   ========   ========   ========   ========

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC,

                                       41



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     In the twelve-month period beginning January 1, 2004, ALIC paid dividends of $226 million, which was less than the maximum amount allowed under Illinois insurance law, without the prior approval of the IL DOI based on 2003 formula amounts. Based on 2004 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2005 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2004, 2003 and 2002 was $17 million, $22 million and $11 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $8 million, $6 million and $6 million for postretirement benefits other than pension plans in 2004, 2003 and 2002, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $14 million, $13 million, and $15 million in 2004, 2003 and 2002, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                    2004                         2003                          2002
                                          --------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                             PRETAX    TAX    AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Unrealized holding gains (losses)
  arising during the period               $ (113)  $   40  $     (73)  $  (46)  $   16   $     (30)  $  161   $  (56)  $     105
Less: reclassification adjustment            (51)      18        (33)     (48)      17         (31)    (479)     168        (311)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED NET CAPITAL GAINS (LOSSES)        (62)      22        (40)       2       (1)          1      640     (224)        416
UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                      -        -          -        -        -           -       (1)       -          (1)
                                          ------   ------  ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income (loss)         $  (62)  $   22  $     (40)  $    2   $   (1)  $       1   $  639   $ (224)  $     415
                                          ======   ======  =========   ======   ======   =========   ======   ======   =========

                                       42



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                               ------------------  ------------------  ------------------  ------------------
(IN MILLIONS)                                    2004      2003      2004      2003      2004      2003      2004      2003
                                               --------  --------  --------  --------  --------  --------  --------  --------
Revenues                                       $  1,141  $  1,244  $  1,114  $  1,143  $  1,161  $  1,203  $  1,431  $  1,239
Income before cumulative effect of
  change in accounting principle, after-tax          91        39        55        85        76       119       134        48
Net income (loss)                                   (84)       39        55        85        76       119       134        35

                                       43


                              ------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 AND FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable    AIM Variable      AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance         Insurance        Insurance        Insurance
                                   Funds            Funds            Funds             Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
                                                  AIM V. I.                                          AIM V. I.
                                 AIM V. I.         Capital         AIM V. I.      AIM V. I. Dent    Diversified       AIM V. I.
                                Basic Value     Appreciation      Core Equity      Demographics        Income          Growth
                              ---------------  ---------------  --------------- ----------------  ---------------  ---------------
ASSETS
Investments at fair value     $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         9,246  $    33,628,272  $     3,001,868  $        13,497  $     1,590,505  $    17,494,976
Contracts in payout
  (annuitization) period                    -           30,848                -                -                -           33,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         9,246  $    33,659,120  $     3,001,868  $        13,497  $     1,590,505  $    17,528,220
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          781        1,483,434          132,826            2,393          181,980        1,092,101
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         8,476  $    33,326,185  $     2,973,605  $        12,335  $     1,665,800  $    17,963,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.80  $          5.68  $          8.59  $         12.01  $         11.38  $          4.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.80  $         12.02  $          8.77  $         12.01  $         11.51  $         10.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable    AIM Variable     AIM Variable
                               AIM Variable     AIM Variable     AIM Variable       Insurance       Insurance         Insurance
                                Insurance         Insurance        Insurance          Funds           Funds             Funds
                                  Funds             Funds            Funds          Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     AIM V. I.
                                 AIM V. I.        AIM V. I.                                           Capital         AIM V. I.
                               International      Mid Cap           AIM V. I.       AIM V. I.       Appreciation       Mid Cap
                                  Growth         Core Equity     Premier Equity   Basic Value II        II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,552,213  $     2,426,102  $    45,765,775  $    17,752,189  $     6,761,877  $     2,533,889
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       78,514          185,057        2,148,628        1,509,540          300,528          194,317
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,381,137  $     2,370,515  $    51,079,083  $    15,665,799  $     6,093,708  $     2,498,180
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.37  $         10.78  $          6.05  $         13.83  $         12.59  $         10.74
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.60  $         10.84  $         11.45  $         14.14  $         12.88  $         10.83
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance         Alliance         Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable         Variable        Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                           Alliance
                                 AIM V. I.        Alliance         Bernstein        Alliance         Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income       Premier Growth        Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,828,760  $    49,011,811  $   224,669,319  $    43,141,492  $    25,975,968  $     7,933,382
Contracts in payout
  (annuitization) period                    -           34,086           28,493              669                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,828,760  $    49,045,897  $   224,697,812  $    43,142,161  $    25,975,968  $     7,933,382
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      180,772        2,717,224        9,413,398        1,866,818        1,547,109          298,023
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,498,856  $    44,522,884  $   196,504,908  $    45,182,392  $    21,464,215  $     6,346,320
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $          6.26  $         10.15  $          5.62  $         15.68  $         11.68
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.27  $         14.11  $         13.52  $         12.31  $         16.03  $         11.93
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Fidelity
                                 Fidelity         Fidelity         Fidelity          Fidelity        Fidelity         Variable
                                 Variable         Variable         Variable          Variable        Variable        Insurance
                                Insurance         Insurance        Insurance        Insurance        Insurance      Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                  VIP High                       VIP Investment                       (Service
                                VIP Growth         Income        VIP Index 500     Grade Bond      VIP Overseas        Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
ASSETS
Investments at fair value     $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total assets                $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================

NET ASSETS
Accumulation units            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
Contracts in payout
  (annuitization) period                    -                -                -                -                -                 -
                              ---------------  ---------------  ---------------  ---------------  --------------- -----------------
  Total net assets            $     5,259,272  $     1,894,611  $     8,057,497  $     5,521,888  $     2,037,453 $           2,399
                              ===============  ===============  ===============  ===============  =============== =================
FUND SHARE INFORMATION
Number of shares                      164,301          270,659           58,494          416,746          116,293                96
                              ===============  ===============  ===============  ===============  =============== =================
Cost of investments           $     5,653,768  $     1,766,242  $     7,243,232  $     5,357,786  $     1,812,183 $           1,977
                              ===============  ===============  ===============  ===============  =============== =================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.03  $          9.32  $          9.04  $         13.53  $          9.91 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================
  Highest                     $          8.21  $          9.42  $          9.24  $         13.83  $         10.13 $           12.53
                              ===============  ===============  ===============  ===============  =============== =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity         Fidelity        Franklin         Franklin         Franklin         Franklin
                                  Variable         Variable        Templeton        Templeton        Templeton        Templeton
                                 Insurance         Insurance       Variable          Variable         Variable         Variable
                               Products Fund     Products Fund     Insurance        Insurance        Insurance        Insurance
                             (Service Class 2) (Service Class 2) Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
                               VIP Investment                       Franklin                                          Franklin
                                Grade Bond       VIP Overseas      Growth and                         Franklin        Large Cap
                                 (Service          (Service          Income          Franklin          Income          Growth
                                 Class 2)          Class 2)        Securities      High Income       Securities       Securities
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value    $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total assets               $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============

NET ASSETS
Accumulation units           $          25,464 $           7,172 $   74,085,068  $     8,292,944  $    31,745,568  $     1,849,878
Contracts in payout
  (annuitization) period                     -                 -        180,550                -           18,873                -
                             ----------------- ----------------- --------------  ---------------  ---------------  ---------------
  Total net assets           $          25,464 $           7,172 $   74,265,618  $     8,292,944  $    31,764,441  $     1,849,878
                             ================= ================= ==============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         1,947               412      4,813,067        1,201,876        2,027,086          124,153
                             ================= ================= ==============  ===============  ===============  ===============
Cost of investments          $          25,523 $           5,746 $   65,329,212  $     7,963,781  $    29,923,500  $     1,809,853
                             ================= ================= ==============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                     $           11.44 $           13.55 $        14.27  $         10.63  $         11.17  $         10.50
                             ================= ================= ==============  ===============  ===============  ===============
  Highest                    $           11.44 $           13.55 $        14.71  $         10.72  $         11.26  $         10.53
                             ================= ================= ==============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                           Templeton
                                                  Small Cap         Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.         Mutual Shares      Markets          Foreign
                                 Small Cap       Securities        Government       Securities       Securities      Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,519,201  $    39,138,711  $     7,201,746  $    76,408,574  $    14,590,934  $    37,116,697
Contracts in payout
  (annuitization) period                    -           28,500           18,968          202,564                -           21,890
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,519,201  $    39,167,211  $     7,220,714  $    76,611,138  $    14,590,934  $    37,138,587
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      181,122        2,502,697          562,361        4,604,035        1,682,922        2,588,055
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,443,284  $    30,210,183  $     7,160,028  $    66,947,289  $    11,567,247  $    31,602,947
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.81  $         17.36  $         10.18  $         10.88  $         20.32  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         17.21  $         17.90  $         10.27  $         14.19  $         20.90  $         16.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin
                                 Templeton                           Janus
                                  Variable                        Aspen Series       Lazard         Lord Abbett      Lord Abbett
                                 Insurance           Janus          (Service       Retirement         Series           Series
                               Products Trust    Aspen Series        Shares)       Series, Inc.        Fund             Fund
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Templeton
                               Global Income      Capital        Foreign Stock      Emerging                            Bond-
                                 Securities     Appreciation    (Service Shares)     Markets         All Value        Debenture
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total assets                $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,946,701  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
Contracts in payout
  (annuitization) period               51,008                -                 -               -                -                -
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
  Total net assets            $     2,997,709  $        18,890  $         38,377 $         9,358  $     1,849,904  $     2,625,017
                              ===============  ===============  ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      191,669              769             2,724             673          132,610          217,844
                              ===============  ===============  ================ ===============  ===============  ===============
Cost of investments           $     2,752,269  $        16,472  $         30,102 $         4,408  $     1,797,991  $     2,730,593
                              ===============  ===============  ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.33  $         11.38  $          15.62 $         22.74  $         10.89  $         10.34
                              ===============  ===============  ================ ===============  ===============  ===============
  Highest                     $         14.69  $         11.38  $          15.62 $         22.74  $         10.92  $         10.37
                              ===============  ===============  ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett      Lord Abbett      Lord Abbett      MFS Variable     MFS Variable    MFS Variable
                                  Series           Series           Series          Insurance        Insurance        Insurance
                                   Fund             Fund             Fund             Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Growth and         Growth           Mid-Cap                             MFS         MFS Investors
                                  Income        Opportunities        Value           MFS Bond       High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,949,662  $       752,565  $     4,573,758  $     3,437,670  $       959,039  $     2,845,169
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      145,315           56,584          219,998          282,703           92,482          157,366
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,857,418  $       715,296  $     4,364,177  $     3,294,917  $       881,345  $     2,688,727
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.87  $         11.12  $         11.10  $         13.72  $         11.73  $          8.69
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.90  $         11.15  $         11.14  $         14.02  $         11.99  $          8.88
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable
                                                  Insurance        Insurance      Morgan Stanley   Morgan Stanley  Morgan Stanley
                                MFS Variable        Trust           Trust           Variable         Variable        Variable
                                 Insurance        (Service         (Service         Investment       Investment      Investment
                                   Trust           Class)           Class)            Series           Series          Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   MFS New
                                                  Discovery      MFS Utilities
                                  MFS New         (Service         (Service        Aggressive        Dividend
                                 Discovery         Class)           Class)           Equity           Growth           Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,447,150  $         5,306  $           146  $    36,047,204  $   691,365,459  $   509,150,927
Contracts in payout
  (annuitization) period                    -                -                -           43,826        5,220,253        2,277,530
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,447,150  $         5,306  $           146  $    36,091,030  $   696,585,712  $   511,428,457
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      231,819              361                7        3,228,178       48,106,748       21,247,547
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,324,003  $         5,143  $           101  $    41,451,612  $ 1,575,979,317  $   680,123,182
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.94  $         11.87  $         13.05  $          6.73  $         10.02  $          6.77
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.22  $         11.87  $         13.05  $         10.46  $         37.55  $         87.71
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                               Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     Global
                                  European          Global          Dividend
                                   Growth          Advantage         Growth         High Yield     Income Builder    Information
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   167,036,041  $    22,062,533  $   200,388,413  $    46,702,739  $    46,371,049  $     4,090,637
Contracts in payout
  (annuitization) period              584,384                -        1,087,649          216,685           46,769                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   167,620,425  $    22,062,533  $   201,476,062  $    46,919,424  $    46,417,818  $     4,090,637
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    9,075,280        2,697,131       13,933,338       39,099,520        3,953,818          823,066
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   152,252,712  $    23,990,499  $   170,668,746  $    72,858,456  $    43,253,618  $     3,803,101
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.14  $          7.10  $         11.64  $          4.58  $         11.78  $          4.67
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         38.11  $          8.42  $         22.65  $         16.77  $         15.85  $         11.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Limited                           Quality
                                 Duration       Money Market      Income Plus     S&P 500 Index     Strategist        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    50,020,260  $   165,872,033  $   273,739,511  $   122,355,981  $   322,659,176  $   156,320,585
Contracts in payout
  (annuitization) period               35,805          919,865        2,860,363          639,951        2,676,474        1,519,349
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    50,056,065  $   166,791,898  $   276,599,874  $   122,995,932  $   325,335,650  $   157,839,934
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,139,226      166,791,898       25,898,865       11,040,927       19,598,533       10,715,542
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    51,680,244  $   166,791,898  $   273,354,355  $   113,665,456  $   290,850,368  $   168,441,920
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.61  $          9.86  $         11.47  $          8.11  $         10.03  $          7.54
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.77  $         23.01  $         32.21  $         10.75  $         41.28  $         26.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                Aggressive        Dividend                          European          Global            Global
                                  Equity           Growth           Equity           Growth         Advantage       Dividend Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y          (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)           Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     26,129,838 $    132,669,466 $    112,114,727 $     41,305,428 $     10,869,074 $     65,870,779
Contracts in payout
  (annuitization) period                 1,042           23,089            5,086                -                -                -
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     26,130,880 $    132,692,555 $    112,119,813 $     41,305,428 $     10,869,074 $     65,870,779
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                     2,356,256        9,176,525        4,665,827        2,248,526        1,335,267        4,593,499
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     23,850,376 $    119,104,851 $    113,114,241 $     36,942,365 $     10,398,778 $     53,377,762
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           6.46 $           9.80 $           6.40 $           7.93 $           6.91 $          11.33
                              ================ ================ ================ ================ ================ ================
  Highest                     $          13.58 $          13.10 $          13.01 $          14.09 $          13.97 $          14.68
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                     Limited                           Quality
                                High Yield      Income Builder    Information        Duration       Money Market     Income Plus
                                 (Class Y         (Class Y         (Class Y          (Class Y        (Class Y         (Class Y
                                  Shares)          Shares)          Shares)           Shares)         Shares)          Shares)
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value     $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total assets                $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units            $     37,266,741 $     46,473,158 $     12,761,979 $    120,185,928 $     85,984,232 $    169,822,591
Contracts in payout
  (annuitization) period                     -                -            1,276           27,274                -          258,165
                              ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Total net assets            $     37,266,741 $     46,473,158 $     12,763,255 $    120,213,202 $     85,984,232 $    170,080,756
                              ================ ================ ================ ================ ================ ================
FUND SHARE INFORMATION
Number of shares                    31,055,617        3,968,673        2,588,896       12,354,903       85,984,232       15,940,090
                              ================ ================ ================ ================ ================ ================
Cost of investments           $     37,297,015 $     41,276,947 $     11,669,068 $    124,204,310 $     85,984,232 $    168,054,550
                              ================ ================ ================ ================ ================ ================
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           5.50 $          11.03 $           4.61 $           9.79 $           9.57 $          10.46
                              ================ ================ ================ ================ ================ ================
  Highest                     $          12.95 $          12.75 $          15.27 $          11.13 $          10.29 $          13.31
                              ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable
                                Investment       Investment       Investment       Oppenheimer      Oppenheimer      Oppenheimer
                                  Series           Series           Series           Variable         Variable         Variable
                              (Class Y Shares) (Class Y Shares) (Class Y Shares)  Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
                               S&P 500 Index     Strategist        Utilities                        Oppenheimer      Oppenheimer
                                  (Class Y        (Class Y         (Class Y        Oppenheimer        Capital          Global
                                   Shares)         Shares)          Shares)           Bond         Appreciation      Securities
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total assets                $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============

NET ASSETS
Accumulation units            $    151,930,221 $     95,929,676 $     29,329,342 $     5,253,410  $     7,132,146  $     6,645,404
Contracts in payout
  (annuitization) period                     -           41,963           13,348               -                -                -
                              ---------------- ---------------- ---------------- ---------------  ---------------  ---------------
  Total net assets            $    151,930,221 $     95,971,639 $     29,342,690 $     5,253,410  $     7,132,146  $     6,645,404
                              ================ ================ ================ ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    13,736,910        5,788,398        1,993,389         456,818          192,813          225,192
                              ================ ================ ================ ===============  ===============  ===============
Cost of investments           $    133,637,718 $     84,499,668 $     31,006,020 $     5,045,186  $     7,338,330  $     5,480,526
                              ================ ================ ================ ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $           7.81 $           9.75 $           6.91 $         12.94  $         10.58  $         15.96
                              ================ ================ ================ ===============  ===============  ===============
  Highest                     $          13.19 $          13.08 $          13.66 $         13.22  $         10.81  $         16.31
                              ================ ================ ================ ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                                                    Variable         Variable         Variable         Variable
                                Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds    Account Funds
                                  Variable        Variable      (Service Class   (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))           ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Oppenheimer                                                         Oppenheimer
                                                 Main Street      Oppenheimer                                          Capital
                                Oppenheimer       Small Cap       Aggressive       Oppenheimer      Oppenheimer      Appreciation
                                High Income        Growth         Growth (SC)     Balanced (SC)      Bond (SC)           (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,117,025  $     4,484,107  $    13,793,546  $    35,379,098  $       687,384  $    40,007,771
Contracts in payout
  (annuitization) period                    -                -                -           22,330                -           68,712
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     2,117,025  $     4,484,107  $    13,793,546  $    35,401,428  $       687,384  $    40,076,483
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      240,571          279,384          316,076        2,051,068           59,929        1,091,110
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,012,178  $     3,215,433  $    11,583,111  $    31,292,320  $       684,330  $    37,092,515
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.97  $         17.18  $         14.31  $         13.88  $         10.10  $         12.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.23  $         17.56  $         14.70  $         14.28  $         10.12  $         12.97
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Oppenheimer
                                  Variable         Variable         Variable         Variable        Variable      PIMCO Advisors
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds      Variable
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class     Insurance
                                  ("SC"))           ("SC"))          ("SC"))         ("SC"))          ("SC"))          Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer                                        Oppenheimer
                                   Global        Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                                 Securities         High             Main           Small Cap        Strategic
                                   (SC)          Income (SC)      Street (SC)      Growth (SC)       Bond (SC)     OpCap Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    27,869,796  $    31,757,625  $    57,933,031  $    29,516,472  $    78,176,217  $         9,780
Contracts in payout
  (annuitization) period               20,336           77,647                -                -          272,334                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    27,890,132  $    31,835,272  $    57,933,031  $    29,516,472  $    78,448,551  $         9,780
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      950,908        3,634,163        2,798,697        1,848,245       14,829,594              901
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    22,114,211  $    30,008,727  $    49,745,852  $    23,452,161  $    73,475,801  $         8,976
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.36  $         13.61  $         13.29  $         16.49  $         12.68  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.81  $         13.99  $         13.70  $         17.36  $         13.07  $         10.79
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors  PIMCO Advisors
                                  Variable         Variable     PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance       Insurance         Insurance         Putnam
                                   Trust            Trust            Trust           Trust             Trust       Variable Trust
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     PEA                                                             VT American
                                   OpCap         Science and                                          PIMCO          Government
                                 Small Cap       Technology      Foreign Bond     Money Market     Total Return        Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    65,579,913
Contracts in payout
  (annuitization) period                    -                -                -                -                -          423,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $         1,926  $           582  $         1,864  $        17,721  $         1,295  $    66,002,940
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                           53              313              184           17,721              123        5,636,459
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $         1,474  $           586  $         1,836  $        17,721  $         1,273  $    66,284,798
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $          6.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.15  $         11.73  $         11.24  $          9.86  $         11.46  $         13.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam          Putnam          Putnam            Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                    VT The George
                                 VT Capital      VT Capital      VT Discovery    VT Diversified         VT           Putnam Fund
                                Appreciation    Opportunities       Growth           Income        Equity Income      of Boston
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    17,376,314  $     3,507,570  $    19,274,653  $    90,929,507  $    21,401,747  $   234,727,942
Contracts in payout
  (annuitization) period                    -                -           11,267          268,754                -          608,183
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    17,376,314  $     3,507,570  $    19,285,920  $    91,198,261  $    21,401,747  $   235,336,125
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,006,503          243,581        3,880,467        9,945,285        1,586,490       20,375,422
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    14,541,433  $     3,134,345  $    15,954,567  $    88,248,442  $    18,614,126  $   210,991,184
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.01  $         14.95  $          4.64  $         12.89  $         13.10  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          8.47  $         15.20  $          4.91  $         14.05  $         13.41  $         12.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam         Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account    Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VT
                                Global Asset          VT         VT Growth and      VT Growth        VT Health
                                 Allocation      Global Equity      Income        Opportunities       Sciences      VT High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    30,578,237  $    57,101,455  $   636,633,292  $    26,181,506  $    79,056,995  $   100,154,925
Contracts in payout
  (annuitization) period              196,145           70,093          897,968           26,142           43,612          208,453
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    30,774,382  $    57,171,548  $   637,531,260  $    26,207,648  $    79,100,607  $   100,363,378
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,159,606        5,583,159       25,060,191        5,611,916        6,743,445       12,467,500
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,787,777  $    87,876,538  $   595,695,738  $    37,082,867  $    79,934,930  $    96,343,163
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.47  $          5.22  $          9.76  $          4.05  $          8.95  $         11.82
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.47  $          8.27  $         14.90  $          4.33  $         12.03  $         14.65
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      VT               VT
                                                     VT          International    International
                                                International     Growth and           New                              VT
                                 VT Income         Equity           Income        Opportunities     VT Investors    Mid Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   200,807,413  $   247,280,437  $    51,763,712  $    29,411,759  $   176,743,068  $     8,269,199
Contracts in payout
  (annuitization) period              688,549          182,229           39,440              346          375,202                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   201,495,962  $   247,462,666  $    51,803,152  $    29,412,105  $   177,118,270  $     8,269,199
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   15,644,096       16,822,751        3,834,430        2,358,629       17,729,557          563,297
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   196,116,030  $   237,773,198  $    44,482,570  $    31,158,348  $   216,818,079  $     7,135,586
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.53  $          7.88  $         10.43  $          4.83  $          6.28  $         14.37
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.00  $         15.44  $         14.95  $          9.71  $         14.53  $         14.70
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam            Putnam           Putnam           Putnam          Putnam          Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust    Variable Trust
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT OTC &
                                    VT              VT New                          Emerging                        VT Small Cap
                               Money Market     Opportunities     VT New Value       Growth         VT Research        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    77,276,508  $   128,427,130  $   143,541,352  $    34,164,705  $   104,298,470  $   176,513,166
Contracts in payout
  (annuitization) period              602,888           43,528          165,084          147,928          261,376           74,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    77,879,396  $   128,470,658  $   143,706,436  $    34,312,633  $   104,559,846  $   176,588,005
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   77,879,396        7,647,063        8,800,149        5,737,898        9,188,036        7,748,486
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    77,879,396  $   210,868,073  $   113,749,508  $    61,189,012  $   111,730,148  $   111,241,604
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.58  $          4.43  $         13.19  $          2.04  $          7.48  $         13.13
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.88  $         14.79  $         16.71  $          4.94  $         13.99  $         23.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Salomon         Salomon
                                                                                                      Brothers        Brothers
                                                                                                      Variable        Variable
                                   Putnam           Putnam           Putnam           Rydex            Series          Series
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.      Funds Inc.
                                 Sub-Account     Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT Utilities
                                Growth and
                                  Income           VT Vista        VT Voyager       Rydex OTC         All Cap         Investors
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    47,684,038  $    98,037,968  $   385,858,075  $            55  $         6,259  $         7,811
Contracts in payout
  (annuitization) period              196,502           52,045          206,861                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    47,880,540  $    98,090,013  $   386,064,936  $            55  $         6,259  $         7,811
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,536,229        7,891,393       14,193,564                4              372              566
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    49,610,100  $   119,313,123  $   546,263,590  $            50  $         5,275  $         7,181
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          9.20  $          5.65  $          5.51  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.98  $         15.98  $         12.93  $         12.62  $         12.01  $         10.94
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     STI Classic
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      STI
                                STI Capital      STI Growth &    International    STI Investment        STI         STI Small Cap
                                Appreciation       Income            Equity         Grade Bond     Mid-Cap Equity    Value Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       601,322  $       905,570  $        36,597  $     1,068,868  $       443,459  $       548,175
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       36,621           79,089            3,309          103,372           37,360           29,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       558,748  $       809,368  $        32,789  $     1,057,569  $       384,692  $       458,358
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.15  $         12.64  $         14.32  $         10.19  $         13.03  $         14.81
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.33  $         12.81  $         14.45  $         10.31  $         13.19  $         15.00
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                The Universal    The Universal    The Universal    The Universal    The Universal
                                 STI Classic    Institutional    Institutional    Institutional    Institutional    Institutional
                               Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Van Kampen
                                                  Van Kampen       Van Kampen                           UIF           Van Kampen
                                  STI Value      UIF Emerging         UIF          Van Kampen      International         UIF
                                Income Stock    Markets Equity   Equity Growth    UIF High Yield      Magnum        Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       669,710  $    42,878,690  $    69,592,875  $       351,012  $    33,937,500  $    36,517,275
Contracts in payout
  (annuitization) period                    -          134,614           14,633                -           90,995              750
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       669,710  $    43,013,304  $    69,607,508  $       351,012  $    34,028,495  $    36,518,025
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       46,767        3,892,607        5,062,364           48,216        3,014,039        3,524,906
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       603,153  $    33,159,187  $    74,567,229  $       294,904  $    29,757,475  $    28,127,759
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.65  $          9.28  $          6.28  $         12.78  $          8.42  $         12.02
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.82  $         15.79  $         11.59  $         12.78  $         12.17  $         14.44
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal    The Universal    The Universal
                               The Universal    The Universal    Institutional    Institutional    Institutional    Institutional
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Van Kampen        Van Kampen       Van Kampen      Van Kampen
                                Van Kampen       Van Kampen      UIF Emerging      UIF Emerging    UIF Equity and       UIF
                                 UIF U.S.         UIF U.S.       Markets Debt     Markets Equity      Income        Equity Growth
                               Mid Cap Value     Real Estate      (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   140,560,948  $    73,017,188  $    17,167,711  $     8,467,470  $    23,276,677  $    16,667,717
Contracts in payout
  (annuitization) period               93,370          116,313            3,021                -           19,379                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $   140,654,318  $    73,133,501  $    17,170,732  $     8,467,470  $    23,296,056  $    16,667,717
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    8,278,653        3,570,972        1,935,821          766,981        1,796,149        1,218,400
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   113,003,703  $    47,852,751  $    16,580,286  $     6,671,230  $    21,125,732  $    15,148,313
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.00  $         16.10  $         12.03  $         17.71  $         10.91  $         10.66
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.86  $         25.42  $         15.17  $         18.10  $         12.79  $         12.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal     Van Kampen
                               Institutional    Institutional    Institutional    Institutional    Institutional        Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       Investment
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Van Kampen        Van Kampen     Van Kampen UIF   Van Kampen UIF   Van Kampen UIF
                                UIF Global           UIF         Small Company    U.S. Mid Cap          U.S.
                                Franchise       Mid Cap Growth      Growth           Value          Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)        (Class II)     LIT Comstock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    32,520,062  $    21,019,279  $    23,918,179  $    39,035,145  $    62,685,067  $   106,245,544
Contracts in payout
  (annuitization) period               24,369                -                -                -           50,000          255,865
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    32,544,431  $    21,019,279  $    23,918,179  $    39,035,145  $    62,735,067  $   106,501,409
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,356,584        2,030,848        1,546,101        2,301,601        3,078,266        7,756,840
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    29,140,363  $    17,140,633  $    20,331,504  $    32,912,839  $    48,753,811  $    87,298,923
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.00  $         15.38  $         15.64  $         11.25  $         16.80  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.64  $         15.73  $         15.99  $         15.16  $         19.61  $         14.40
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Van Kampen        Van Kampen      Van Kampen
                                 Van Kampen      Van Kampen       Van Kampen          Life              Life            Life
                                    Life            Life             Life          Investment        Investment      Investment
                                 Investment      Investment       Investment          Trust             Trust           Trust
                                   Trust            Trust            Trust         (Class II)        (Class II)      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                 LIT Aggressive                     LIT Emerging
                                LIT Emerging                          LIT            Growth        LIT Comstock        Growth
                                   Growth       LIT Government    Money Market     (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    81,816,771  $     1,997,073  $     2,480,159  $    21,142,089  $   236,250,364  $    63,972,925
Contracts in payout
  (annuitization) period               99,035                -                -            1,072           23,439            1,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    81,915,806  $     1,997,073  $     2,480,159  $    21,143,161  $   236,273,803  $    63,974,244
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    3,148,186          210,662        2,480,159        4,350,445       17,258,861        2,475,783
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $   107,825,178  $     1,981,543  $     2,480,159  $    18,590,125  $   187,402,482  $    59,868,196
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.49  $         10.88  $         10.51  $         11.05  $         11.27  $          6.98
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.81  $         11.00  $         10.74  $         14.59  $         14.52  $         12.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------

                                 Van Kampen       Van Kampen
                                    Life            Life
                                 Investment      Investment
                                   Trust            Trust
                                 (Class II)      (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                               LIT Growth and       LIT
                                  Income        Money Market
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $   108,454,462  $    17,649,838
                              ---------------  ---------------
  Total assets                $   108,454,462  $    17,649,838
                              ===============  ===============

NET ASSETS
Accumulation units            $   108,240,890  $    17,649,838
Contracts in payout
  (annuitization) period              213,572                -
                              ---------------  ---------------
  Total net assets            $   108,454,462  $    17,649,838
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                    5,622,315       17,649,838
                              ===============  ===============
Cost of investments           $    91,625,792  $    17,649,838
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.79  $          9.79
                              ===============  ===============
  Highest                     $         15.14  $          9.93
                              ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              AIM Variable       AIM Variable     AIM Variable     AIM Variable    AIM Variable     AIM Variable
                               Insurance           Insurance        Insurance       Insurance        Insurance       Insurance
                                 Funds               Funds            Funds           Funds            Funds           Funds
                              Sub-Account         Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.                                         AIM V. I.
                              AIM V. I.             Capital         AIM V. I.    AIM V. I. Dent     Diversified       AIM V. I.
                          Basic Value (a) (g)    Appreciation      Core Equity    Demographics        Income           Growth
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                 $                 -  $             -  $        28,205  $             -  $        90,160  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk                        (79)        (510,099)         (35,226)            (181)         (18,844)        (269,412)
    Administrative
      expense                              (5)         (33,308)          (2,941)             (13)          (1,573)         (17,607)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment
      income (loss)                       (84)        (543,407)          (9,962)            (194)          69,743         (287,019)
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                   107       23,095,320          380,075              660          315,361       27,217,115
    Cost of investments
      sold                                107       23,428,530          404,598              623          319,977       27,648,421
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares                         -         (333,210)         (24,523)              37           (4,616)        (431,306)

Realized gain
  distributions                             -                -                -                -                -                -
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              -         (333,210)         (24,523)              37           (4,616)        (431,306)

Change in unrealized
  gains (losses)                          770        2,382,358          242,112            1,024           (6,137)       1,707,211
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         770        2,049,148          217,589            1,061          (10,753)       1,275,905
                          -------------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS              $               686  $     1,505,741  $       207,627  $           867  $        58,990  $       988,886
                          ===================  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   AIM Variable   AIM Variable      AIM Variable
                                AIM Variable     AIM Variable     AIM Variable       Insurance      Insurance        Insurance
                                 Insurance        Insurance        Insurance          Funds           Funds            Funds
                                   Funds            Funds            Funds          Series II       Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
                                                                                                    AIM V. I.
                                 AIM V. I.        AIM V. I.                                          Capital        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.     Appreciation       Mid Cap
                                  Growth       Core Equity (a)   Premier Equity   Basic Value II       II        Core Equity II (a)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         9,228  $         4,859  $       209,186  $             -  $           -  $              450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (16,946)         (14,435)        (724,139)        (201,339)       (85,998)             (8,596)
    Administrative expense             (1,409)            (935)         (47,556)         (24,569)       (10,804)             (1,040)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net investment income
      (loss)                           (9,127)         (10,511)        (562,509)        (225,908)       (96,802)             (9,186)
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               220,231       10,613,945       31,325,108        1,819,033        793,934             149,162
    Cost of investments sold          217,155       10,616,284       33,367,204        1,710,327        762,908             144,929
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

      Realized gains (losses)
        on fund shares                  3,076           (2,339)      (2,042,096)         108,706         31,026               4,233

Realized gain distributions                 -          143,405                -                -              -              91,631
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized gains
      (losses)                          3,076          141,066       (2,042,096)         108,706         31,026              95,864

Change in unrealized gains
  (losses)                            300,599           55,587        4,209,200        1,417,523        333,635              35,709
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

    Net realized and
      unrealized gains
      (losses) on investments         303,675          196,653        2,167,104        1,526,229        364,661             131,573
                              ---------------  ---------------  ---------------  ---------------  -------------  ------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       294,548  $       186,142  $     1,604,595  $     1,300,321  $     267,859  $          122,387
                              ===============  ===============  ===============  ===============  =============  ==================

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Alliance         Alliance          Alliance        Alliance
                                AIM Variable      Bernstein        Bernstein        Bernstein        Bernstein        Fidelity
                                 Insurance        Variable         Variable          Variable        Variable         Variable
                                   Funds           Product          Product          Product          Product         Insurance
                                 Series II       Series Fund      Series Fund      Series Fund      Series Fund     Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Alliance                          Alliance
                                 AIM V. I.        Alliance         Bernstein         Alliance        Bernstein
                                  Premier         Bernstein        Growth &         Bernstein        Small Cap
                                 Equity II         Growth           Income        Premier Growth       Value        VIP Contrafund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        11,770  $             -  $     1,568,389  $             -  $        15,046  $        21,396
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (50,064)        (614,834)      (3,262,760)        (641,065)        (303,489)         (82,688)
    Administrative expense             (5,800)         (50,725)        (237,074)         (48,677)         (36,131)          (6,815)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (44,094)        (665,559)      (1,931,445)        (689,742)        (324,574)         (68,107)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               692,693       24,240,182       51,866,457       23,006,916        1,491,812          872,302
    Cost of investments sold          654,770       24,001,810       48,335,334       24,386,328        1,336,119          761,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 37,923          238,372        3,531,123       (1,379,412)         155,693          110,686

Realized gain distributions                 -                -                -                -          451,392                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         37,923          238,372        3,531,123       (1,379,412)         607,085          110,686

Change in unrealized gains
  (losses)                            149,280        5,188,715       17,657,088        4,611,606        2,990,655          897,501
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         187,203        5,427,087       21,188,211        3,232,194        3,597,740        1,008,187
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       143,109  $     4,761,528  $    19,256,766  $     2,542,452  $     3,273,166  $       940,080
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Fidelity
                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity        Variable
                                 Variable         Variable         Variable         Variable         Variable        Insurance
                                 Insurance        Insurance        Insurance        Insurance        Insurance     Products Fund
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund  (Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
                                                                                                                         VIP
                                                                                                                    Equity-Income
                                                   VIP High                       VIP Investment                      (Service
                                VIP Growth          Income       VIP Index 500     Grade Bond       VIP Overseas       Class 2)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        13,500  $       123,540  $        92,354  $       211,824  $       20,810  $              31
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (63,344)         (20,926)         (87,921)         (63,750)        (22,072)               (31)
    Administrative expense             (5,237)          (1,736)          (7,308)          (5,362)         (1,853)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net investment income
      (loss)                          (55,081)         100,878           (2,875)         142,712          (3,115)                (3)
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,019,116          219,909        1,102,711        1,340,288         335,045                105
    Cost of investments sold        1,126,787          216,224        1,046,075        1,338,784         328,972                 94
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

      Realized gains (losses)
        on fund shares               (107,671)           3,685           56,636            1,504           6,073                 11

Realized gain distributions                 -                -                -          152,365               -                  8
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized gains
      (losses)                       (107,671)           3,685           56,636          153,869           6,073                 19

Change in unrealized gains
  (losses)                            245,868           38,021          614,488         (134,350)        218,672                193
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

    Net realized and
      unrealized gains
      (losses) on investments         138,197           41,706          671,124           19,519         224,745                212
                              ---------------  ---------------  ---------------  ---------------  --------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        83,116  $       142,584  $       668,249  $       162,231  $      221,630  $             209
                              ===============  ===============  ===============  ===============  ==============  =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity           Fidelity           Franklin      Franklin         Franklin         Franklin
                                 Variable            Variable         Templeton      Templeton        Templeton       Templeton
                                Insurance           Insurance          Variable      Variable          Variable        Variable
                              Products Fund       Products Fund       Insurance      Insurance        Insurance       Insurance
                             (Service Class 2)  (Service Class 2)  Products Trust Products Trust   Products Trust   Products Trust
                                Sub-Account        Sub-Account       Sub-Account    Sub-Account      Sub-Account     Sub-Account
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
                              VIP Investment                         Franklin                                         Franklin
                                Grade Bond        VIP Overseas      Growth and                        Franklin        Large Cap
                                 (Service           (Service          Income         Franklin          Income          Growth
                                  Class 2)           Class 2)      Securities (b) High Income (a)   Securities (a)  Securities (c)
                             -----------------  -----------------  -------------- ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $           1,018  $              71  $   1,463,345  $        85,454  $        54,394  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (351)               (98)      (821,495)         (43,741)        (109,422)          (2,022)
    Administrative expense                 (25)                (7)      (108,685)          (4,911)         (12,530)            (277)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                               642                (34)       533,165           36,802          (67,558)          (2,299)
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,139                649      6,674,244       25,765,579        4,390,247          136,795
    Cost of investments sold             1,169                543      6,096,032       25,635,696        4,297,942          134,463
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             (30)               106        578,212          129,883           92,305            2,332

Realized gain distributions                759                  -              -                -                -                -
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             729                106        578,212          129,883           92,305            2,332

Change in unrealized gains
  (losses)                                (715)               715      4,339,250          329,163        1,840,941           40,025
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                           14                821      4,917,462          459,046        1,933,246           42,357
                             -----------------  -----------------  -------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $             656  $             787  $   5,450,627  $       495,848  $     1,865,688  $        40,058
                             =================  =================  =============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin        Franklin         Franklin          Franklin         Franklin         Franklin
                                 Templeton       Templeton        Templeton         Templeton        Templeton        Templeton
                                  Variable        Variable         Variable          Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Franklin                                          Templeton
                                                  Small Cap        Franklin                         Developing       Templeton
                                  Franklin          Value             U.S.        Mutual Shares       Markets         Foreign
                                 Small Cap      Securities (b)   Government (a)   Securities (b)   Securities (b)   Securities (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        53,021  $        20,205  $       377,564  $       170,320  $       193,390
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (48,421)        (431,770)         (25,605)        (748,033)        (150,054)        (305,878)
    Administrative expense             (6,339)         (55,871)          (3,633)         (96,347)         (19,129)         (38,068)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (54,760)        (434,620)          (9,033)        (466,816)           1,137         (150,556)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               576,225        6,009,449          271,873        8,695,536        4,308,747       12,314,876
    Cost of investments sold          428,098        5,354,317          270,779        8,132,251        3,840,803       11,926,504
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                148,127          655,132            1,094          563,285          467,944          388,372

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        148,127          655,132            1,094          563,285          467,944          388,372

Change in unrealized gains
  (losses)                            226,640        5,908,431           60,686        6,337,345        1,993,209        4,001,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         374,767        6,563,563           61,780        6,900,630        2,461,153        4,389,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       320,007  $     6,128,943  $        52,747  $     6,433,814  $     2,462,290  $     4,239,278
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Franklin
                              Templeton                               Janus
                               Variable                            Aspen Series        Lazard        Lord Abbett     Lord Abbett
                              Insurance             Janus           (Service         Retirement        Series           Series
                            Products Trust      Aspen Series         Shares)        Series, Inc.        Fund             Fund
                             Sub-Account         Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

                              Templeton                           Foreign Stock
                            Global Income          Capital           (Service        Emerging                          Bond-
                             Securities     Appreciation (a) (i)    Shares) (d)       Markets       All Value (c)    Debenture (c)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $       311,498  $                 43  $           97  $            52  $         5,308  $       116,983
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (40,908)                 (160)           (494)            (109)          (2,916)          (4,025)
    Administrative expense          (5,383)                  (12)            (35)              (8)            (323)            (517)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       265,207                  (129)           (432)             (65)           2,069          112,441
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            694,527                   233             562              199           79,694          169,955
    Cost of investments
      sold                         673,133                   223             486              112           79,460          169,444
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      21,394                    10              76               87              234              511

Realized gain
  distributions                          -                     -               -                -              264           27,229
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      21,394                    10              76               87              498           27,740

Change in unrealized gains
  (losses)                          65,371                 2,418           5,780            2,068           51,913         (105,576)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   86,765                 2,428           5,856            2,155           52,411          (77,836)
                           ---------------  --------------------  --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       351,972  $              2,299  $        5,424  $         2,090  $        54,480  $        34,605
                           ===============  ====================  ==============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Lord Abbett       Lord Abbett      Lord Abbett
                                   Series           Series           Series       LSA Variable      LSA Variable     LSA Variable
                                    Fund             Fund             Fund        Series Trust      Series Trust     Series Trust
                                Sub-Account       Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

                                 Growth and         Growth           Mid-Cap     LSA Aggressive                          LSA
                                 Income (c)    Opportunities (c)    Value (c)    Growth (b) (e)   LSA Balanced (f)  Basic Value (g)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        24,378  $               -  $      10,753  $             -  $          7,236  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                             (5,454)              (858)        (6,678)         (66,808)              (42)             (39)
    Administrative expense               (727)              (121)          (944)          (6,231)               (3)              (3)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net investment income
      (loss)                           18,197               (979)         3,131          (73,039)            7,191              (42)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               240,284             71,254        310,715       16,051,070         6,189,560        2,578,997
    Cost of investments sold          235,699             70,522        303,883       15,177,292         6,210,462        2,510,288
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

      Realized gains (losses)
        on fund shares                  4,585                732          6,832          873,778           (20,902)          68,709

Realized gain distributions            24,781                163         54,780          983,245           264,834            2,751
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized gains
      (losses)                         29,366                895         61,612        1,857,023           243,932           71,460

Change in unrealized gains
  (losses)                             92,244             37,269        209,581       (1,452,977)         (146,680)         (16,076)
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments         121,610             38,164        271,193          404,046            97,252           55,384
                              ---------------  -----------------  -------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       139,807  $          37,185  $     274,324  $       331,007  $        104,443  $        55,342
                              ===============  =================  =============  ===============  ================  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                LSA Variable      LSA Variable       LSA Variable    LSA Variable     LSA Variable    LSA Variable
                                Series Trust      Series Trust       Series Trust    Series Trust     Series Trust    Series Trust
                                Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account    Sub-Account
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

                                                                                          LSA
                                                  LSA Capital          LSA            Diversified    LSA Emerging      LSA Equity
                             LSA Blue Chip (h)  Appreciation (i)  Capital Growth (j)  Mid Cap (k)  Growth Equity (l) Growth (b) (m)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $               -  $              -  $                - $        301  $               - $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                 (77)              (79)                 (7)         (52)               (41)       (23,560)
    Administrative expense                  (5)               (6)                  -           (4)                (3)        (2,924)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net investment income
      (loss)                               (82)              (85)                 (7)         245                (44)       (26,484)
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              2,221,632         2,851,817           4,525,464    3,291,896          4,554,242      9,737,268
    Cost of investments sold         2,516,321         3,016,473           5,213,909    3,175,236          6,201,128     10,743,094
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

      Realized gains
        (losses) on fund
        shares                        (294,689)         (164,656)           (688,445)     116,660         (1,646,886)    (1,005,826)

Realized gain distributions                  -                 -                   -      159,031                  -              -
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized gains
      (losses)                        (294,689)         (164,656)           (688,445)     275,691         (1,646,886)    (1,005,826)

Change in unrealized gains
  (losses)                             276,919           254,946             782,056     (227,168)         1,906,402      1,039,442
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

    Net realized and
      unrealized gains
      (losses) on
       investments                     (17,770)           90,290              93,611       48,523            259,516         33,616
                             -----------------  ----------------  ------------------ ------------  ----------------- --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $         (17,852) $         90,205  $           93,604 $     48,768  $         259,472 $        7,132
                             =================  ================  ================== ============  ================= ==============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable     MFS Variable     MFS Variable    MFS Variable
                               LSA Variable     LSA Variable       Insurance        Insurance        Insurance       Insurance
                               Series Trust     Series Trust         Trust            Trust            Trust            Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

                               LSA Mid Cap          LSA                               MFS          MFS Investors       MFS New
                              Value (b) (n)   Value Equity (o)      MFS Bond       High Income         Trust          Discovery
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $         5,128  $         11,485  $       187,547  $        41,545  $        15,681  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (68,366)              (34)         (38,108)         (11,373)         (31,131)         (39,726)
    Administrative expense            (8,452)               (2)          (3,178)            (914)          (2,565)          (3,269)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (71,690)           11,449          146,261           29,258          (18,015)         (42,995)
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           19,085,127         6,060,476          461,771          187,226          335,558          517,502
    Cost of investments sold      18,084,186         5,735,136          460,229          178,887          351,764          551,527
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                     1,000,941           325,340            1,542            8,339          (16,206)         (34,025)

Realized gain distributions          928,983                 -                -                -                -                -
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                     1,929,924           325,340            1,542            8,339          (16,206)         (34,025)

Change in unrealized gains
  (losses)                        (1,879,532)         (274,609)          (4,363)          33,651          291,506          234,187
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                     50,392            50,731           (2,821)          41,990          275,300          200,162
                             ---------------  ----------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS     $       (21,298) $         62,180  $       143,440  $        71,248  $       257,285  $       157,167
                             ===============  ================  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable
                                Insurance         Insurance      Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Trust             Trust          Variable          Variable        Variable         Variable
                                 (Service         (Service        Investment        Investment      Investment       Investment
                                  Class)           Class)           Series            Series          Series           Series
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS New
                                Discovery       MFS Utilities
                                 (Service         (Service        Aggressive         Dividend                         European
                                  Class)           Class)           Equity            Growth          Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                     $             -  $             2  $         3,830  $    11,790,863  $     2,199,663  $     1,985,312
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (69)              (1)        (510,715)      (9,766,675)      (7,023,746)      (2,230,310)
    Administrative expense                 (4)               -          (37,135)        (726,493)        (509,943)        (165,313)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (73)               1         (544,020)       1,297,695       (5,334,026)        (410,311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    82                2       21,394,571      200,918,184      147,738,969       51,098,681
    Cost of investments sold               87                2       24,977,503      160,906,326      211,444,662       50,086,246
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                     (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                             (5)               -       (3,582,932)      40,011,858      (63,705,693)       1,012,435

Change in unrealized gains
  (losses)                                313               32        7,785,733        5,150,796      114,946,341       16,006,560
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on investments             308               32        4,202,801       45,162,654       51,240,648       17,018,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           235  $            33  $     3,658,781  $    46,460,349  $    45,906,622  $    16,608,684
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                  Variable        Variable         Variable         Variable          Variable         Variable
                                 Investment      Investment       Investment       Investment        Investment       Investment
                                   Series          Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Global
                                   Global         Dividend                                                             Limited
                                 Advantage         Growth          High Yield     Income Builder    Information        Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        99,770  $     2,986,274  $     3,771,995  $     1,726,117  $             -  $     2,295,190
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (311,125)      (2,646,181)        (646,251)        (633,375)         (62,034)        (745,716)
    Administrative expense            (22,696)        (198,290)         (47,147)         (46,762)          (4,527)         (55,998)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (234,051)         141,803        3,078,597        1,045,980          (66,561)       1,493,476
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,964,275       48,412,006       31,677,247       13,474,951        6,991,936       36,487,357
    Cost of investments sold        9,761,210       44,172,642       42,398,162       13,116,320        6,960,681       37,106,309
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                       (796,935)       4,239,364      (10,720,915)         358,631           31,255         (618,952)

Change in unrealized gains
  (losses)                          3,240,564       20,282,818       11,517,026        2,711,395          (41,068)        (889,781)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,443,629       24,522,182          796,111        3,070,026           (9,813)      (1,508,733)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,209,578  $    24,663,985  $     3,874,708  $     4,116,006  $       (76,374) $       (15,257)
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley     Morgan Stanley     Morgan Stanley  Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable           Variable          Variable         Variable        Variable         Variable
                              Investment         Investment         Investment       Investment      Investment       Investment
                                Series             Series             Series           Series          Series           Series
                              Sub-Account        Sub-Account        Sub-Account     Sub-Account      Sub-Account     Sub-Account
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

                                                                    Quality
                             Money Market    Pacific Growth (p)    Income Plus     S&P 500 Index      Strategist       Utilities
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $     1,595,935  $                -  $    16,812,782  $     1,199,010  $     6,610,806  $     4,020,357
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (2,505,392)            (90,935)      (3,984,395)      (1,697,214)      (4,441,253)      (2,018,406)
    Administrative expense         (184,812)             (6,658)        (297,987)        (124,142)        (322,715)        (151,354)
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                     (1,094,269)            (97,593)      12,530,400         (622,346)       1,846,838        1,850,597
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales         381,316,151          29,411,040      129,128,279       59,356,599       85,477,791       41,189,640
    Cost of investments
      sold                      381,316,151          29,393,770      127,512,027       57,929,172       80,216,254       48,691,499
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Realized gain distributions               -                   -                -                -                -                -
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                            -              17,270        1,616,252        1,427,427        5,261,537       (7,501,859)

Change in unrealized gains
  (losses)                                -           2,037,535       (3,462,291)       9,374,820       20,604,030       32,271,179
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         -           2,054,805       (1,846,039)      10,802,247       25,865,567       24,769,320
                            ---------------  ------------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $    (1,094,269) $        1,957,212  $    10,684,361  $    10,179,901  $    27,712,405  $    26,619,917
                            ===============  ==================  ===============  ===============  ===============  ===============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                            Aggressive         Dividend                            European           Global            Global
                              Equity            Growth            Equity            Growth           Advantage      Dividend Growth
                             (Class Y          (Class Y          (Class Y          (Class Y          (Class Y          (Class Y
                              Shares)           Shares)           Shares)           Shares)           Shares)           Shares)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $              -  $      1,770,206   $       232,634   $       377,763  $         29,632  $        772,188
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (396,651)       (1,956,669)       (1,637,265)         (604,361)         (165,392)         (905,586)
    Administrative
      expense                     (27,648)         (148,817)         (123,695)          (45,202)          (12,585)          (70,759)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (424,299)         (335,280)       (1,528,326)         (271,800)         (148,345)         (204,157)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         5,000,090        16,165,493        19,083,219         9,674,473         1,633,813         5,469,466
    Cost of investments
      sold                      5,029,419        15,290,863        21,683,579         9,598,671         1,724,676         4,722,277
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on
        fund shares               (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized gains
    (losses)                      (29,329)          874,630        (2,600,360)           75,802           (90,863)          747,189

Change in unrealized
  gains (losses)                2,975,795         7,375,815        13,496,948         4,083,665         1,226,197         6,535,485
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

  Net realized and
    unrealized gains
    (losses) on
    investments                 2,946,466         8,250,445        10,896,588         4,159,467         1,135,334         7,282,674
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,522,167  $      7,915,165  $      9,368,262  $      3,887,667  $        986,989  $      7,078,517
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                          Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                             Variable          Variable          Variable          Variable          Variable          Variable
                            Investment        Investment        Investment        Investment         Investment        Investment
                             Series             Series            Series            Series            Series            Series
                         (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
                                                                                   Limited
                            High Yield      Income Builder     Information         Duration        Money Market     Pacific Growth
                             (Class Y         (Class Y          (Class Y           (Class Y          (Class Y          (Class Y
                              Shares)          Shares)           Shares)            Shares)           Shares)         Shares) (p)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                $      2,669,983  $      1,545,261  $              -  $      4,823,915  $        518,368  $              -
Charges from Allstate
  Life Insurance Company:
    Mortality and
      expense risk               (583,771)         (702,184)         (207,140)       (2,015,587)       (1,290,026)          (39,417)
    Administrative
      expense                     (48,048)          (54,539)          (15,692)         (155,482)         (106,380)           (3,071)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             2,038,164           788,538          (222,832)        2,652,846          (878,038)          (42,488)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         9,732,713         8,628,568         2,426,843        33,752,723        92,295,387         8,820,263
    Cost of investments
      sold                      9,953,388         7,979,188         2,466,004        34,531,482        92,295,387         7,719,298
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   (220,675)          649,380           (39,161)         (778,759)                -         1,100,965

Change in unrealized
  gains (losses)                  789,760         2,254,918           336,459        (2,585,443)                -          (407,868)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                 569,085         2,904,298           297,298        (3,364,202)                -           693,097
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS             $      2,607,249  $      3,692,836  $         74,466  $       (711,356) $       (878,038) $        650,609
                         ================  ================  ================  ================  ================  ================

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                            Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                               Variable          Variable          Variable          Variable
                              Investment        Investment        Investment        Investment       Oppenheimer      Oppenheimer
                                Series            Series            Series            Series           Variable         Variable
                           (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  Account Funds    Account Funds
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
                                Quality
                              Income Plus     S&P 500 Index       Strategist         Utilities                       Oppenheimer
                               (Class Y          (Class Y          (Class Y          (Class Y        Oppenheimer       Capital
                                Shares)           Shares)           Shares)           Shares)           Bond         Appreciation
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $      8,037,296  $      1,132,599  $      1,597,823  $        636,248  $      235,448  $        21,107
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                       (2,397,180)       (2,221,873)       (1,444,871)         (418,438)        (62,273)         (82,072)
    Administrative
      expense                      (183,978)         (174,843)         (105,033)          (29,803)         (5,156)          (6,791)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net investment income
      (loss)                      5,456,138        (1,264,117)           47,919           188,007         168,019          (67,756)
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          26,911,637        18,411,790        12,067,694         4,346,727         652,683          660,841
    Cost of investments
      sold                       26,595,335        17,223,571        11,260,572         5,317,546         642,721          731,565
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

      Realized gains
        (losses) on fund
        shares                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Realized gain
  distributions                           -                 -                 -                 -               -                -
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized gains
      (losses)                      316,302         1,188,219           807,122          (970,819)          9,962          (70,724)

Change in unrealized
  gains (losses)                   (845,745)       11,475,505         6,414,384         5,310,796          27,980          503,538
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (529,443)       12,663,724         7,221,506         4,339,977          37,942          432,814
                           ----------------  ----------------  ----------------  ----------------  --------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     4,926,695   $    11,399,607   $     7,269,425   $     4,527,984  $       205,961  $       365,058
                           ================  ================  ================  ================  ==============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                                    Variable         Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds
                                 Variable         Variable         Variable      (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer
                                Oppenheimer                       Main Street      Oppenheimer      Oppenheimer
                                  Global         Oppenheimer       Small Cap       Aggressive        Balanced        Oppenheimer
                                Securities       High Income        Growth       Growth (SC) (b)   (SC) (b) (q)     Bond (SC) (c)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,008  $       107,039  $             -  $             -  $       207,647  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (71,619)         (22,783)         (44,952)        (151,156)        (392,315)            (719)
    Administrative expense             (5,971)          (1,868)          (3,774)         (19,687)         (51,545)             (92)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (2,582)          82,388          (48,726)        (170,843)        (236,213)            (811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               759,018          210,310          400,397        2,051,153        2,437,354           71,546
    Cost of investments sold          706,019          209,679          318,838        1,885,619        2,234,817           71,737
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 52,999              631           81,559          165,534          202,537             (191)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         52,999              631           81,559          165,534          202,537             (191)

Change in unrealized gains
  (losses)                            960,404           58,745          640,408        1,801,036        2,595,034            3,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,013,403           59,376          721,967        1,966,570        2,797,571            2,863
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,010,821  $       141,764  $       673,241  $     1,795,727  $     2,561,358  $         2,052
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                  ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Capital          Global         Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                               Appreciation      Securities          High             Main           Small Cap        Strategic
                                 (SC) (b)         (SC) (b)      Income (SC) (b)  Street (SC) (b)  Growth (SC) (b)   Bond (SC) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,357  $       218,897  $     1,100,940  $       290,195  $             -  $     2,080,848
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (431,067)        (316,573)        (336,589)        (693,155)        (315,092)        (802,220)
    Administrative expense            (55,621)         (41,282)         (44,023)         (89,393)         (40,780)        (105,514)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (431,331)        (138,958)         720,328         (492,353)        (355,872)       1,173,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             6,831,675        4,407,398        4,307,757        6,588,412        6,501,170        5,943,424
    Cost of investments sold        6,668,362        4,095,331        4,128,805        5,888,616        5,934,001        5,780,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                163,313          312,067          178,952          699,796          567,169          163,269

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        163,313          312,067          178,952          699,796          567,169          163,269

Change in unrealized gains
  (losses)                          1,995,910        3,576,447          895,855        3,563,406        3,714,952        3,165,155
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   2,159,223        3,888,514        1,074,807        4,263,202        4,282,121        3,328,424
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,727,892  $     3,749,556  $     1,795,135  $     3,770,849  $     3,926,249  $     4,501,538
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable      PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                      PEA
                                   OpCap            OpCap         Science and                                           PIMCO
                              Balanced (a) (f)    Small Cap       Technology      Foreign Bond     Money Market     Total Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             1  $             -  $            34  $           144  $            22
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                                (87)             (23)              (7)             (25)            (221)             (18)
    Administrative expense                 (6)              (1)               -               (1)             (16)              (1)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (93)             (23)              (7)               8              (93)               3
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   112               28                8               32              544               23
    Cost of investments sold              109               24               10               32              544               23
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                      3                4               (2)               -                -                -

Realized gain distributions                 -                -                -               40                -               18
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                              3                4               (2)              40                -               18

Change in unrealized gains
  (losses)                                804              276              (28)              22                -               20
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                         807              280              (30)              62                -               38
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $           714  $           257  $           (37) $            70  $           (93) $            41
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                VT American
                                Government       VT Capital       VT Capital      VT Discovery    VT Diversified         VT
                                  Income        Appreciation     Opportunities       Growth           Income        Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     2,851,382  $             -  $       107,632  $             -  $     8,534,042  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,001,135)        (219,014)         (32,042)        (260,812)      (1,229,295)        (202,706)
    Administrative expense                  -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,850,247         (219,014)          75,590         (260,812)       7,304,747         (202,706)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            24,051,600        2,697,134          686,571        3,028,959       15,527,959        1,464,940
    Cost of investments sold       24,185,831        2,527,103          643,115        2,687,750       15,571,611        1,360,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (134,231)         170,031           43,456          341,209          (43,652)         104,240

Realized gain distributions         1,166,183                -           21,785                -                -           16,993
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,031,952          170,031           65,241          341,209          (43,652)         121,233

Change in unrealized gains
  (losses)                         (2,056,524)       2,028,414          280,417        1,003,236         (539,586)       1,907,197
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  (1,024,572)       2,198,445          345,658        1,344,445         (583,238)       2,028,430
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       825,675  $     1,979,431  $       421,248  $     1,083,633  $     6,721,509  $     1,825,724
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT The George         VT
                                Putnam Fund     Global Asset          VT          VT Growth and      VT Growth        VT Health
                               of Boston (b)   Allocation (b)    Global Equity     Income (b)      Opportunities    Sciences (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     4,101,175  $       747,853  $     1,134,308  $     9,863,263  $             -  $       145,698
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,925,343)        (373,463)        (739,970)      (8,354,462)        (376,319)      (1,076,666)
    Administrative expense            (79,504)         (12,719)               -         (142,481)               -          (15,512)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                        1,096,328          361,671          394,338        1,366,320         (376,319)        (946,480)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            26,711,475        3,862,817        8,510,374       97,037,588        5,357,044       14,050,130
    Cost of investments sold       25,105,176        3,944,588       14,294,416       96,783,563        7,989,041       15,181,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      1,606,299          (81,771)      (5,784,042)         254,025       (2,631,997)      (1,131,006)

Change in unrealized gains
  (losses)                         11,775,715        1,842,499       11,735,759       54,884,017        2,995,010        6,199,921
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  13,382,014        1,760,728        5,951,717       55,138,042          363,013        5,068,915
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    14,478,342  $     2,122,399  $     6,346,055  $    56,504,362  $       (13,306) $     4,122,435
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                Putnam             Putnam           Putnam           Putnam           Putnam           Putnam
                             Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
                                                                                       VT               VT
                                                                      VT          International    International
                                                                 International      Growth and          New
                            VT High Yield (b)   VT Income (b)     Equity (b)        Income (b)     Opportunities   VT Investors (b)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       7,995,851  $     8,098,922  $     3,322,174  $       521,040  $       277,444  $        810,880
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,343,772)      (2,763,919)      (3,227,474)        (564,753)        (379,250)       (2,290,750)
    Administrative expense            (48,229)         (84,000)        (123,209)              (4)               -           (16,891)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net investment income
      (loss)                        6,603,850        5,251,003          (28,509)         (43,717)        (101,806)       (1,496,761)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            40,731,579       39,760,565       42,788,899        6,717,548        4,232,691        24,866,652
    Cost of investments
      sold                         40,456,668       39,275,418       44,257,528        6,554,685        4,986,141        33,273,877
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

      Realized gains
        (losses) on fund
        shares                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Realized gain distributions                 -                -                -                -                -                 -
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized gains
      (losses)                        274,911          485,147       (1,468,629)         162,863         (753,450)       (8,407,225)

Change in unrealized gains
  (losses)                          1,330,785          (23,291)      32,952,687        7,735,708        3,985,343        27,915,870
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   1,605,696          461,856       31,484,058        7,898,571        3,231,893        19,508,645
                            -----------------  ---------------  ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $       8,209,546  $     5,712,859  $    31,455,549  $     7,854,854  $     3,130,087  $     18,011,884
                            =================  ===============  ===============  ===============  ===============  ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam            Putnam             Putnam            Putnam           Putnam
                           Variable Trust   Variable Trust    Variable Trust     Variable Trust    Variable Trust   Variable Trust
                             Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

                                                                                                      VT OTC &
                                 VT               VT              VT New                              Emerging
                            Mid Cap Value   Money Market (b)  Opportunities (b)  VT New Value (b)      Growth       VT Research (b)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $             -  $        540,597  $               -  $      1,039,261  $             -  $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (70,330)       (1,148,317)        (1,745,517)       (1,716,429)        (450,364)      (1,419,464)
    Administrative expense               -           (59,217)           (20,100)          (31,234)               -          (16,102)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net investment income
      (loss)                       (70,330)         (666,937)        (1,765,617)         (708,402)        (450,364)      (1,435,566)
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            877,754        99,044,622         25,796,645        15,544,371        5,694,841       22,160,213
    Cost of investments
      sold                         828,828        99,044,622         42,975,662        13,430,991       11,021,922       24,275,790
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                      48,926                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Realized gain
  distributions                     21,131                 -                  -                 -                -                -
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized gains
      (losses)                      70,057                 -        (17,179,017)        2,113,380       (5,327,081)      (2,115,577)

Change in unrealized gains
  (losses)                         882,514                 -         29,154,230        15,522,603        7,963,050        9,564,992
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  952,571                 -         11,975,213        17,635,983        2,635,969        7,449,415
                           ---------------  ----------------  -----------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS   $       882,241  $       (666,937) $      10,209,596  $     16,927,581  $     2,185,605  $     6,013,849
                           ===============  ================  =================  ================  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Salomon
                                                                                                                      Brothers
                                                                                                                      Variable
                                  Putnam           Putnam           Putnam           Putnam            Rydex           Series
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                VT Utilities
                               VT Small Cap      Growth and
                                 Value (b)       Income (b)      VT Vista (b)    VT Voyager (b)      Rydex OTC       All Cap (r)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       564,002  $       932,206  $             -  $       968,174  $             -  $            33
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (2,272,609)        (583,333)      (1,225,180)      (5,323,459)               -              (83)
    Administrative expense            (41,974)          (9,884)         (23,367)        (152,890)               -               (7)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,750,581)         338,989       (1,248,547)      (4,508,175)               -              (57)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            33,980,420        8,538,890       13,308,351       72,868,922                -               88
    Cost of investments sold       25,041,863       10,060,801       18,136,879      100,294,749                1               79
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares              8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                      8,938,557       (1,521,911)      (4,828,528)     (27,425,827)              (1)               9

Change in unrealized gains
  (losses)                         27,816,113        9,273,013       20,237,022       44,602,190                5              439
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                  36,754,670        7,751,102       15,408,494       17,176,363                4              448
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    35,004,089  $     8,090,091  $    14,159,947  $    12,668,188  $             4  $           391
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                               Salomon
                               Brothers
                               Variable
                                Series          STI Classic      STI Classic      STI Classic        STI Classic      STI Classic
                              Funds Inc.      Variable Trust   Variable Trust   Variable Trust     Variable Trust   Variable Trust
                              Sub-Account       Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

                                                STI Capital     STI Growth &    STI International  STI Investment         STI
                            Investors (a)(o)    Appreciation        Income           Equity          Grade Bond      Mid-Cap Equity
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $            110  $         1,102  $         6,079  $             404  $        20,914  $         2,397
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                               (69)          (7,262)          (8,285)              (260)          (9,288)          (4,660)
    Administrative expense                (5)            (855)          (1,108)               (32)          (1,203)            (596)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net investment income
      (loss)                              36           (7,015)          (3,314)               112           10,423           (2,859)
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   88           62,703           69,714              3,076           68,502           28,486
    Cost of investments
      sold                                87           59,875           66,616              2,976           69,144           26,330
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                             1            2,828            3,098                100             (642)           2,156

Realized gain distributions                -                -                -                  -                -                -
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized gains
      (losses)                             1            2,828            3,098                100             (642)           2,156

Change in unrealized gains
  (losses)                               630           28,971           87,472              3,780           11,073           50,669
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                        631           31,799           90,570              3,880           10,431           52,825
                            ----------------  ---------------  ---------------  -----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS    $            667  $        24,784  $        87,256  $           3,992  $        20,854  $        49,966
                            ================  ===============  ===============  =================  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                        The Universal          The Universal         The Universal    The Universal
                        STI Classic    STI Classic      Institutional          Institutional         Institutional    Institutional
                      Variable Trust  Variable Trust     Funds, Inc.            Funds, Inc.           Funds, Inc.      Funds, Inc.
                        Sub-Account    Sub-Account       Sub-Account            Sub-Account           Sub-Account      Sub-Account
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
                                                                                                                       Van Kampen
                                                          Van Kampen            Van Kampen                                 UIF
                      STI Small Cap      STI Value       UIF Emerging           UIF Equity            Van Kampen      International
                      Value Equity     Income Stock   Markets Equity (s)  Growth (h) (j) (m) (t)  UIF High Yield (u)    Magnum (v)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends             $        1,203  $        6,474  $          254,078  $              118,267  $           20,382  $     858,818
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (5,045)         (5,491)           (567,049)               (922,895)             (4,708)      (450,006)
    Administrative
      expense                   (704)           (718)            (37,419)                (70,288)               (334)       (30,180)
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net investment
      income (loss)           (4,546)            265            (350,390)               (874,916)             15,340        378,632
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  157,930          61,921          26,712,500              27,897,719               5,799     24,356,675
    Cost of
      investments
      sold                   146,651          60,032          24,827,671              31,304,559               4,974     23,384,364
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

      Realized gains
        (losses) on
        fund shares           11,279           1,889           1,884,829              (3,406,840)                825        972,311

Realized gain
  distributions                    -               -                   -                       -                   -              -
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized
      gains (losses)          11,279           1,889           1,884,829              (3,406,840)                825        972,311

Change in unrealized
  gains (losses)              80,848          63,136           5,688,081               8,134,798               9,406      3,220,965
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

    Net realized and
      unrealized
      gains (losses)
      on investments          92,127          65,025           7,572,910               4,727,958              10,231      4,193,276
                      --------------  --------------  ------------------  ----------------------  ------------------  -------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $       87,581  $       65,290  $        7,222,520  $            3,853,042  $           25,571  $   4,571,908
                      ==============  ==============  ==================  ======================  ==================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  The Universal     The Universal    The Universal
                          The Universal      The Universal     The Universal      Institutional     Institutional    Institutional
                          Institutional      Institutional     Institutional       Funds, Inc.       Funds, Inc.      Funds, Inc.
                           Funds, Inc.        Funds, Inc.       Funds, Inc.        (Class II)        (Class II)       (Class II)
                           Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
                                                                                   Van Kampen        Van Kampen       Van Kampen
                           Van Kampen          Van Kampen       Van Kampen        UIF Emerging      UIF Emerging     UIF Equity and
                               UIF         UIF U.S. Mid Cap       UIF U.S.        Markets Debt     Markets Equity       Income
                       Mid Cap Growth (w)  Value (k) (n) (x)  Real Estate (y)  (Class II) (b) (z)  (Class II) (aa)  (Class II) (ab)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $                -  $          31,103  $     1,043,435  $          765,096  $        43,827  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (490,210)        (1,955,916)        (974,286)           (153,863)         (96,937)        (182,001)
    Administrative
      expense                     (31,521)          (135,156)         (63,883)            (19,602)         (11,715)         (22,553)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------
    Net investment
      income (loss)              (521,731)        (2,059,969)           5,266             591,631          (64,825)        (204,554)
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                    27,202,468         41,652,411       25,000,837           1,986,720        1,317,985        2,027,807
    Cost of
      investments
      sold                     25,062,141         38,110,647       20,676,564           1,971,621        1,182,219        1,922,627
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

      Realized gains
        (losses) on
        fund shares             2,140,327          3,541,764        4,324,273              15,099          135,766          105,180

Realized gain
  distributions                         -                  -        1,214,711             357,959                -            8,342
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized
      gains (losses)            2,140,327          3,541,764        5,538,984             373,058          135,766          113,522

Change in unrealized
  gains (losses)                4,139,567         14,470,250       13,572,756             343,544        1,262,961        1,713,143
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

    Net realized and
      unrealized
      gains (losses)
      on investments            6,279,894         18,012,014       19,111,740             716,602        1,398,727        1,826,665
                       ------------------  -----------------  ---------------  ------------------  ---------------  ---------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS      $        5,758,163  $      15,952,045  $    19,117,006  $        1,308,233  $     1,333,902  $     1,622,111
                       ==================  =================  ===============  ==================  ===============  ===============

(b)  Amounts have been restated to reflect the combination of Allstate Financial
     Advisors Separate Account I and Allstate Life Insurance Company Separate
     Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n)  On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                        The Universal    The Universal    The Universal      The Universal      The Universal      The Universal
                        Institutional    Institutional    Institutional      Institutional      Institutional      Institutional
                         Funds, Inc.      Funds, Inc.      Funds, Inc.        Funds, Inc.        Funds, Inc.        Funds, Inc.
                         (Class II)       (Class II)       (Class II)         (Class II)         (Class II)         (Class II)
                         Sub-Account      Sub-Account      Sub-Account        Sub-Account        Sub-Account        Sub-Account
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
                          Van Kampen       Van Kampen       Van Kampen      Van Kampen UIF     Van Kampen UIF     Van Kampen UIF
                             UIF           UIF Global          UIF           Small Company      U.S. Mid Cap           U.S.
                        Equity Growth      Franchise     Mid Cap Growth         Growth              Value           Real Estate
                       (Class II) (ac)  (Class II) (ad)  (Class II) (ae)  (Class II) (b) (af)  (Class II) (ag)  (Class II) (b) (ah)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $        13,771  $        32,108  $             -  $                 -  $         2,051  $           651,771
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (173,233)        (309,769)        (247,161)            (303,872)        (441,487)            (583,357)
    Administrative
      expense                  (21,386)         (37,282)         (28,752)             (36,747)         (52,765)             (73,839)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net investment
      income (loss)           (180,848)        (314,943)        (275,913)            (340,619)        (492,201)              (5,425)
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                  2,950,450        1,975,996        2,316,623            2,905,486        2,879,217            7,333,689
    Cost of
      investments sold       2,872,004        1,868,947        2,105,262            2,676,879        2,650,374            6,406,086
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

      Realized gains
        (losses) on
        fund shares             78,446          107,049          211,361              228,607          228,843              927,603

Realized gain
  distributions                      -          216,085                -              690,019                -              768,207
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized
      gains (losses)            78,446          323,134          211,361              918,626          228,843            1,695,810

Change in unrealized
  gains (losses)             1,054,781        2,571,237        2,991,681            2,661,835        4,292,206           11,930,936
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

    Net realized and
      unrealized gains
      (losses) on
      investments            1,133,227        2,894,371        3,203,042            3,580,461        4,521,049           13,626,746
                       ---------------  ---------------  ---------------  -------------------  ---------------  -------------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS           $       952,379  $     2,579,428  $     2,927,129  $         3,239,842  $     4,028,848  $        13,621,321
                       ===============  ===============  ===============  ===================  ===============  ===================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen        Van Kampen
                               Van Kampen      Van Kampen       Van Kampen        Van Kampen           Life              Life
                                  Life            Life             Life             Life            Investment        Investment
                               Investment      Investment       Investment        Investment          Trust             Trust
                                 Trust            Trust            Trust            Trust           (Class II)        (Class II)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account        Sub-Account      Sub-Account
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

                                                                                                  LIT Aggressive
                                               LIT Emerging                          LIT              Growth         LIT Comstock
                              LIT Comstock       Growth       LIT Government     Money Market   (Class II) (e) (l)    (Class II)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                   $       731,569  $             -  $        78,510  $        23,200  $                -  $    1,250,484
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                       (1,114,655)      (1,244,235)         (21,010)         (36,530)           (222,546)     (2,948,821)
    Administrative expense          (81,757)         (87,189)          (1,744)          (3,015)            (23,433)       (253,337)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net investment income
      (loss)                       (464,843)      (1,331,424)          55,756          (16,345)           (245,979)     (1,951,674)
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          33,742,623       62,935,112          213,164        2,580,277           8,761,197      19,774,380
    Cost of investments
      sold                       30,711,669       71,631,182          217,067        2,580,277           8,690,126      16,619,136
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

      Realized gains
        (losses) on fund
        shares                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Realized gain
  distributions                           -                -                -                -                   -               -
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized gains
      (losses)                    3,030,954       (8,696,070)          (3,903)               -              71,071       3,155,244

Change in unrealized gains
  (losses)                       10,636,028       14,002,196           (3,290)               -           2,320,351      27,176,662
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

    Net realized and
      unrealized gains
      (losses) on
      investments                13,666,982        5,306,126           (7,193)               -           2,391,422      30,331,906
                            ---------------  ---------------  ---------------  ---------------  ------------------  --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                $    13,202,139  $     3,974,702  $        48,563  $       (16,345) $        2,145,443  $   28,380,232
                            ===============  ===============  ===============  ===============  ==================  ==============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen       Van Kampen        Van Kampen
                                   Life             Life              Life
                                Investment       Investment        Investment
                                   Trust            Trust             Trust
                                (Class II)       (Class II)        (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging     LIT Growth and        LIT
                                  Growth            Income        Money Market
                               (Class II) (b)   (Class II) (b)     (Class II)
                              ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       527,614  $        63,925
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (942,951)      (1,281,468)        (118,352)
    Administrative expense            (80,767)        (158,885)         (15,722)
                              ---------------  ---------------  ---------------

    Net investment income
      (loss)                       (1,023,718)        (912,739)         (70,149)
                              ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             9,657,657       13,291,739        4,293,724
    Cost of investments sold        9,691,571       12,025,156        4,293,724
                              ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (33,914)       1,266,583                -

Realized gain distributions                 -                -                -
                              ---------------  ---------------  ---------------

    Net realized gains
      (losses)                        (33,914)       1,266,583                -

Change in unrealized gains
  (losses)                          3,964,321       10,872,735                -
                              ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                   3,930,407       12,139,318                -
                              ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,906,689  $    11,226,579  $       (70,149)
                              ===============  ===============  ===============

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                              AIM V. I. Basic Value         Capital Appreciation          AIM V. I. Core Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                           2004 (a) (g)     2003 (a)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (84) $           -  $    (543,407) $    (466,246) $      (9,962) $      (6,342)
Net realized gains (losses)                           -              -       (333,210)    (1,574,155)       (24,523)      (119,183)
Change in unrealized gains (losses)                 770              -      2,382,358      9,272,620        242,112        653,460
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  686              -      1,505,741      7,232,219        207,627        527,935
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            336              -        434,126      1,892,559        116,908         96,911
Benefit payments                                      -              -       (208,149)      (223,177)        (2,601)       (31,277)
Payments on termination                               -              -     (2,903,603)    (1,699,005)      (127,603)      (206,142)
Contract maintenance charge                         (16)             -        (15,164)       (15,196)        (3,065)        (3,141)
Transfers among the sub-accounts
   and with the Fixed Account - net               8,240              -      1,304,687      2,549,926        (93,705)       108,153
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     8,560              -     (1,388,103)     2,505,107       (110,066)       (35,496)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 9,246              -        117,638      9,737,326         97,561        492,439

NET ASSETS AT BEGINNING OF PERIOD                     -              -     33,541,482     23,804,156      2,904,307      2,411,868
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $       9,246   $          -  $  33,659,120  $  33,541,482  $   3,001,868  $   2,904,307
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -      5,308,806      4,794,812        356,958        363,994
         Units issued                               859              -      4,187,590      8,032,480         34,096         69,171
         Units redeemed                              (3)             -     (4,440,704)    (7,518,486)       (47,968)       (76,207)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               856              -      5,055,692      5,308,806        343,086        356,958
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  AIM V. I.
                                           AIM V. I. Dent Demographics       Diversified Income             AIM V. I. Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $        (194) $        (142) $      69,743  $      73,409  $    (287,019) $    (235,117)
Net realized gains (losses)                          37            (58)        (4,616)        (5,538)      (431,306)    (1,007,412)
Change in unrealized gains (losses)               1,024          2,957         (6,137)        22,099      1,707,211      4,958,675
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  867          2,757         58,990         89,970        988,886      3,716,146
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            276            276        109,236        111,635        179,745      1,349,391
Benefit payments                                      -              -              -              -       (242,918)      (212,123)
Payments on termination                            (469)             -       (140,172)       (74,908)    (1,987,634)    (1,179,505)
Contract maintenance charge                         (25)           (29)          (765)          (683)        (6,534)        (5,933)
Transfers among the sub-accounts
   and with the Fixed Account - net                  66          2,031         74,273        326,103        621,501      3,821,141
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (152)         2,278         42,572        362,147     (1,435,840)     3,772,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I  (see note 1)                   -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   715          5,035        101,562        452,117       (446,954)     7,489,117

NET ASSETS AT BEGINNING OF PERIOD                12,782          7,747      1,488,943      1,036,826     17,975,174     10,486,057
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      13,497  $      12,782  $   1,590,505  $   1,488,943  $  17,528,220  $  17,975,174
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,135            931        134,531        101,019      4,109,373      3,080,683
         Units issued                                31            227         34,026         60,344      7,434,765      5,180,050
         Units redeemed                             (42)           (23)       (29,970)       (26,832)    (7,774,056)    (4,151,360)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,124          1,135        138,587        134,531      3,770,082      4,109,373
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                  AIM Variable                  AIM Variable
                                                Insurance Funds               Insurance Funds               Insurance Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    AIM V. I.                     AIM V. I.
                                              International Growth           Mid Cap Core Equity        AIM V. I. Premier Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (a)       2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (9,127) $      (8,471) $     (10,511) $           -  $    (562,509) $    (631,462)
Net realized gains (losses)                       3,076        (67,035)       141,066              -     (2,042,096)    (3,705,951)
Change in unrealized gains (losses)             300,599        359,526         55,587              -      4,209,200     14,392,736
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              294,548        284,020        186,142              -      1,604,595     10,055,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,706         49,522        142,236              -        356,847      1,335,617
Benefit payments                                 (1,825)       (30,679)        (2,122)             -       (770,943)    (1,179,750)
Payments on termination                        (100,077)       (70,046)      (273,588)             -     (4,206,731)    (3,184,238)
Contract maintenance charge                      (1,632)        (1,580)          (402)             -        (20,328)       (23,402)
Transfers among the sub-accounts
   and with the Fixed Account - net             (17,089)       (24,103)     2,373,836              -     (2,581,833)    (1,121,323)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (54,917)       (76,886)     2,239,960              -     (7,222,988)    (4,173,096)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               239,631        207,134      2,426,102              -     (5,618,393)     5,882,227

NET ASSETS AT BEGINNING OF PERIOD             1,312,582      1,105,448              -              -     51,384,168     45,501,941
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,552,213  $   1,312,582  $   2,426,102  $           -  $  45,765,775  $  51,384,168
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    152,074        163,158              -              -      8,327,428      9,117,264
         Units issued                            15,696         17,190      1,360,678              -      4,324,680      1,830,500
         Units redeemed                         (20,833)       (28,274)    (1,136,478)             -     (5,548,501)    (2,620,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           146,937        152,074        224,200              -      7,103,607      8,327,428
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable Insurance        AIM Variable Insurance        AIM Variable Insurance
                                                 Funds Series II               Funds Series II               Funds Series II
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                              AIM V. I. Capital                 AIM V. I.
                                            AIM V. I. Basic Value II           Appreciation II           Mid Cap Core Equity II
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004        2003 (ai)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (225,908) $     (31,625) $     (96,802) $     (20,581) $      (9,186) $           -
Net realized gains (losses)                     108,706          9,646         31,026         26,459         95,864              -
Change in unrealized gains (losses)           1,417,523        668,867        333,635        334,534         35,709              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,300,321        646,888        267,859        340,412        122,387              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,706,959      5,371,425      1,610,058      3,131,768      1,699,369              -
Benefit payments                                (75,891)             -         (5,405)             -              -              -
Payments on termination                        (231,539)       (14,469)      (122,432)       (14,452)       (68,028)             -
Contract maintenance charge                     (36,796)             -        (19,534)             -         (1,665)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,703,099      1,382,192        439,189      1,134,414        781,826              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 9,065,832      6,739,148      1,901,876      4,251,730      2,411,502              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            10,366,153      7,386,036      2,169,735      4,592,142      2,533,889              -

NET ASSETS AT BEGINNING OF PERIOD             7,386,036              -      4,592,142              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  17,752,189  $   7,386,036  $   6,761,877  $   4,592,142  $   2,533,889  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    573,282              -        375,401              -              -              -
         Units issued                           949,791        596,735        277,322        427,104        284,867              -
         Units redeemed                        (258,125)       (23,453)      (124,208)       (51,703)       (50,120)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,264,948        573,282        528,515        375,401        234,747              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Alliance                      Alliance
                                             AIM Variable Insurance          Bernstein Variable            Bernstein Variable
                                                 Funds Series II             Product Series Fund           Product Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   AIM V. I.                      Alliance                 Alliance Bernstein
                                              Premier Equity II               Bernstein Growth               Growth & Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (ai)         2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (44,094) $      (8,116) $    (665,559) $    (307,764) $  (1,931,445) $  (1,297,544)
Net realized gains (losses)                      37,923          2,116        238,372       (754,723)     3,531,123     (3,487,554)
Change in unrealized gains (losses)             149,280        180,624      5,188,715      6,204,346     17,657,088     48,940,333
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              143,109        174,624      4,761,528      5,141,859     19,256,766     44,155,235
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,202,364      1,650,391      4,934,673      6,251,945     12,848,818     20,198,104
Benefit payments                                (36,779)             -       (559,125)      (151,755)    (3,041,786)    (2,744,775)
Payments on termination                         (46,836)       (18,404)    (3,149,242)    (1,201,367)   (17,050,080)   (11,213,638)
Contract maintenance charge                      (9,574)             -        (52,692)        (7,237)      (157,925)       (68,548)
Transfers among the sub-accounts
   and with the Fixed Account - net             218,361        551,504     11,247,642      9,656,370      5,689,983     21,179,308
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 1,327,536      2,183,491     12,421,256     14,547,956     (1,710,990)    27,350,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,470,645      2,358,115     17,182,784     19,689,815     17,545,776     71,505,686

NET ASSETS AT BEGINNING OF PERIOD             2,358,115              -     31,863,113     12,173,298    207,152,036    135,646,350
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,828,760  $   2,358,115  $  49,045,897  $  31,863,113  $ 224,697,812  $ 207,152,036
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    200,730              -      4,787,091      2,805,447     20,087,906     17,354,280
         Units issued                           208,820        206,417      6,319,086      6,854,035      6,251,175     18,915,883
         Units redeemed                         (94,666)        (5,687)    (4,931,045)    (4,872,391)    (6,650,803)   (16,182,257)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           314,884        200,730      6,175,132      4,787,091     19,688,278     20,087,906
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Alliance                      Alliance
                                               Bernstein Variable            Bernstein Variable             Fidelity Variable
                                               Product Series Fund           Product Series Fund         Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Alliance                 Alliance Bernstein
                                            Bernstein Premier Growth           Small Cap Value               VIP Contrafund
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (689,742) $    (559,928) $    (324,574) $     (56,095) $     (68,107) $     (42,273)
Net realized gains (losses)                  (1,379,412)    (3,976,005)       607,085         28,824        110,686        (50,946)
Change in unrealized gains (losses)           4,611,606     11,330,452      2,990,655      1,521,098        897,501      1,278,599
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,542,452      6,794,519      3,273,166      1,493,827        940,080      1,185,380
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,678,542      6,311,454      6,056,229      9,094,024        304,641        456,480
Benefit payments                               (744,216)      (321,154)       (92,734)             -        (12,471)       (49,013)
Payments on termination                      (3,741,636)    (2,708,047)      (496,966)       (35,837)      (494,405)      (334,213)
Contract maintenance charge                     (40,530)       (15,664)       (79,877)             -         (5,503)        (4,837)
Transfers among the sub-accounts
   and with the Fixed Account - net              14,358      3,336,606      3,715,207      3,048,929      1,095,448        921,033
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,833,482)     6,603,195      9,101,859     12,107,116        887,710        989,450
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               708,970     13,397,714     12,375,025     13,600,943      1,827,790      2,174,830

NET ASSETS AT BEGINNING OF PERIOD            42,433,191     29,035,477     13,600,943              -      6,105,592      3,930,762
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  43,142,161  $  42,433,191  $  25,975,968  $  13,600,943  $   7,933,382  $   6,105,592
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,151,969      6,459,359      1,000,351              -        585,295        477,692
         Units issued                         4,060,971      4,132,906        891,869      1,053,014        182,344        235,879
         Units redeemed                      (4,707,363)    (3,440,296)      (259,086)       (52,663)      (100,547)      (128,276)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,505,577      7,151,969      1,633,134      1,000,351        667,092        585,295
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable             Fidelity Variable
                                             Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Growth                  VIP High Income                VIP Index 500
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (55,081) $     (42,802) $     100,878  $      42,286  $      (2,875) $       3,292
Net realized gains (losses)                    (107,671)      (218,148)         3,685         (3,779)        56,636       (224,271)
Change in unrealized gains (losses)             245,868      1,359,961         38,021        190,651        614,488      1,500,936
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               83,116      1,099,011        142,584        229,158        668,249      1,279,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        300,184        332,398         78,272        166,490        258,605        629,785
Benefit payments                                (55,826)       (10,976)       (30,329)             -        (37,432)       (10,831)
Payments on termination                        (337,777)      (259,260)      (139,080)       (49,553)      (607,580)      (305,081)
Contract maintenance charge                      (6,223)        (6,044)        (1,134)          (805)        (5,889)        (5,235)
Transfers among the sub-accounts
   and with the Fixed Account - net             224,921        452,623        383,259        419,016        800,259        939,701
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   125,279        508,741        290,988        535,148        407,963      1,248,339
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               208,395      1,607,752        433,572        764,306      1,076,212      2,528,296

NET ASSETS AT BEGINNING OF PERIOD             5,050,877      3,443,125      1,461,039        696,733      6,981,285      4,452,989
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,259,272  $   5,050,877  $   1,894,611  $   1,461,039  $   8,057,497  $   6,981,285
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    630,011        562,988        168,287        100,794        827,482        668,633
         Units issued                           158,842        176,004         61,389         86,093        205,980        360,265
         Units redeemed                        (145,866)      (108,981)       (27,882)       (18,600)      (158,667)      (201,416)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           642,987        630,011        201,794        168,287        874,795        827,482
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Fidelity Variable
                                                Fidelity Variable             Fidelity Variable          Insurance Products Fund
                                             Insurance Products Fund       Insurance Products Fund          (Service Class 2)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            VIP Equity-Income
                                            VIP Investment Grade Bond           VIP Overseas                (Service Class 2)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     142,712  $     137,704  $      (3,115) $      (6,534) $          (3) $          29
Net realized gains (losses)                     153,869        123,773          6,073        (54,335)            19            162
Change in unrealized gains (losses)            (134,350)       (77,765)       218,672        562,540            193          1,268
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              162,231        183,712        221,630        501,671            209          1,459
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        137,620        452,778         73,222         53,912             96             96
Benefit payments                                (15,626)             -         (4,442)          (592)             -              -
Payments on termination                        (394,511)      (311,319)      (148,648)       (73,355)             -              -
Contract maintenance charge                      (2,975)        (3,455)        (1,578)        (1,511)           (16)           (23)
Transfers among the sub-accounts
   and with the Fixed Account - net             565,281       (329,273)       113,134        137,920            (59)        (6,585)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   289,789       (191,269)        31,688        116,374             21         (6,512)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               452,020         (7,557)       253,318        618,045            230         (5,053)

NET ASSETS AT BEGINNING OF PERIOD             5,069,868      5,077,425      1,784,135      1,166,090          2,169          7,222
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,521,888  $   5,069,868  $   2,037,453  $   1,784,135  $       2,399  $       2,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    378,765        394,043        198,011        183,200            190            809
         Units issued                           137,822        132,490         42,675         46,632              8             12
         Units redeemed                        (116,443)      (147,768)       (39,076)       (31,821)            (7)          (631)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           400,144        378,765        201,610        198,011            191            190
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity Variable             Fidelity Variable                 Franklin
                                             Insurance Products Fund       Insurance Products Fund         Templeton Variable
                                                (Service Class 2)             (Service Class 2)         Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            VIP Investment Grade Bond           VIP Overseas               Franklin Growth and
                                                (Service Class 2)             (Service Class 2)             Income Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         642  $       3,932  $         (34) $         (42) $     533,165  $      96,316
Net realized gains (losses)                         729          3,416            106             (6)       578,212         90,640
Change in unrealized gains (losses)                (715)        (4,060)           715          1,541      4,339,250      4,599,554
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  656          3,288            787          1,493      5,450,627      4,786,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            612          4,662             48             48     24,532,360     23,709,575
Benefit payments                                      -              -              -              -     (1,026,062)        (2,962)
Payments on termination                            (705)             -           (523)             -     (1,603,232)      (260,204)
Contract maintenance charge                        (115)           (77)           (16)           (15)      (174,612)        (5,231)
Transfers among the sub-accounts
   and with the Fixed Account - net                  25       (112,033)           (12)         2,206      9,194,972      9,069,374
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (183)      (107,448)          (503)         2,239     30,923,426     32,510,552
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   473       (104,160)           284          3,732     36,374,053     37,297,062

NET ASSETS AT BEGINNING OF PERIOD                24,991        129,151          6,888          3,156     37,891,565        594,503
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $      25,464  $      24,991  $       7,172  $       6,888  $  74,265,618  $  37,891,565
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      2,241         11,973            567            366      2,823,760         54,784
         Units issued                                57          2,027              4            205      3,090,076      3,008,632
         Units redeemed                             (73)       (11,759)           (42)            (4)      (831,294)      (239,656)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             2,225          2,241            529            567      5,082,542      2,823,760
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  Franklin                 Franklin Large Cap
                                              Franklin High Income            Income Securities             Growth Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (a)       2003 (a)       2004 (a)       2003 (a)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      36,802  $           -  $     (67,558) $           -  $      (2,299) $           -
Net realized gains (losses)                     129,883              -         92,305              -          2,332              -
Change in unrealized gains (losses)             329,163              -      1,840,941              -         40,025              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              495,848              -      1,865,688              -         40,058              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,947,454              -     14,388,716              -      1,632,123              -
Benefit payments                                      -              -           (563)             -              -              -
Payments on termination                         (28,003)             -       (328,728)             -         (2,950)             -
Contract maintenance charge                      (1,572)             -         (3,920)             -            (57)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           2,879,217              -     15,843,248              -        180,704              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 7,797,096              -     29,898,753              -      1,809,820              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             8,292,944              -     31,764,441              -      1,849,878              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   8,292,944  $           -  $  31,764,441  $           -  $   1,849,878  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                         3,943,046              -      3,327,013              -        179,106              -
         Units redeemed                      (3,167,317)             -       (501,255)             -         (3,382)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           775,729              -      2,825,758              -        175,724              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                             Franklin Small Cap                 Franklin
                                               Franklin Small Cap             Value Securities               U.S. Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)       2004 (a)       2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (54,760) $     (38,732) $    (434,620) $    (112,281) $      (9,033) $           -
Net realized gains (losses)                     148,127        123,575        655,132        121,742          1,094              -
Change in unrealized gains (losses)             226,640        854,099      5,908,431      3,045,357         60,686              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              320,007        938,942      6,128,943      3,054,818         52,747              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         37,165      1,547,849      8,671,809     11,986,042      5,648,773              -
Benefit payments                                (32,578)       (28,842)      (403,193)       (18,742)             -              -
Payments on termination                         (90,584)       (42,211)      (957,778)      (109,843)       (18,679)             -
Contract maintenance charge                     (11,484)        (1,858)      (103,843)        (4,050)          (153)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            (155,057)       804,039      5,255,432      5,093,226      1,538,026              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (252,538)     2,278,977     12,462,427     16,946,633      7,167,967              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                67,469      3,217,919     18,591,370     20,001,451      7,220,714              -

NET ASSETS AT BEGINNING OF PERIOD             3,451,732        233,813     20,575,841        574,390              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   3,519,201  $   3,451,732  $  39,167,211  $  20,575,841  $   7,220,714  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    221,657         20,266      1,410,474         51,150              -              -
         Units issued                            24,838        530,491      1,339,235      1,519,408        743,989              -
         Units redeemed                         (40,475)      (329,100)      (544,684)      (160,084)       (39,905)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           206,020        221,657      2,205,025      1,410,474        704,084              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                               Templeton Variable            Templeton Variable            Templeton Variable
                                            Insurance Products Trust      Insurance Products Trust      Insurance Products Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                            Templeton Developing                Templeton
                                            Mutual Shares Securities         Markets Securities            Foreign Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (466,816) $    (103,937) $       1,137  $     (21,064) $    (150,556) $     (13,101)
Net realized gains (losses)                     563,285        126,363        467,944         74,170        388,372        179,947
Change in unrealized gains (losses)           6,337,345      3,328,891      1,993,209      1,031,207      4,001,462      1,539,800
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,433,814      3,351,317      2,462,290      1,084,313      4,239,278      1,706,646
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     24,530,964     18,714,453      3,461,863      3,887,122     11,615,250      7,671,781
Benefit payments                               (991,081)       (69,984)       (61,847)          (183)      (251,604)       (58,246)
Payments on termination                      (1,690,216)      (230,385)      (337,902)       (28,999)      (494,923)       (65,770)
Contract maintenance charge                    (143,220)        (4,389)       (35,485)          (726)       (64,225)        (1,866)
Transfers among the sub-accounts
   and with the Fixed Account - net          16,437,709      9,541,222      2,203,064      1,868,474     10,033,360      2,514,288
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                38,144,156     27,950,917      5,229,693      5,725,688     20,837,858     10,060,187
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            44,577,970     31,302,234      7,691,983      6,810,001     25,077,136     11,766,833

NET ASSETS AT BEGINNING OF PERIOD            32,033,168        730,934      6,898,951         88,950     12,061,451        294,618
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  76,611,138  $  32,033,168  $  14,590,934  $   6,898,951  $  37,138,587  $  12,061,451
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,520,635         70,783        408,408          7,916        885,477         28,124
         Units issued                         4,456,933      2,688,634        563,449        967,900      2,988,083      2,250,651
         Units redeemed                      (1,374,844)      (238,782)      (268,146)      (567,409)    (1,272,990)    (1,393,299)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         5,602,724      2,520,635        703,711        408,407      2,600,570        885,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin
                                               Templeton Variable                                          Janus Aspen Series
                                            Insurance Products Trust         Janus Aspen Series             (Service Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Templeton                                                 Foreign Stock
                                            Global Income Securities        Capital Appreciation          (Service Shares) (d)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (a) (i)     2003 (a)         2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     265,207  $     129,964  $        (129) $           -  $        (432) $        (141)
Net realized gains (losses)                      21,394         (6,251)            10              -             76            (13)
Change in unrealized gains (losses)              65,371        176,151          2,418              -          5,780          3,814
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              351,972        299,864          2,299              -          5,424          3,660
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,005      1,442,253             32              -              -              -
Benefit payments                                (70,347)       (14,015)             -              -              -              -
Payments on termination                        (166,756)       (15,060)             -              -              -              -
Contract maintenance charge                      (9,456)          (263)           (21)             -            (35)           (10)
Transfers among the sub-accounts
   and with the Fixed Account - net             124,024        884,077         16,580              -             (1)        21,127
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   (91,530)     2,296,992         16,591              -            (36)        21,117
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               260,442      2,596,856         18,890              -          5,388         24,777

NET ASSETS AT BEGINNING OF PERIOD             2,737,267        140,411              -              -         32,989          8,212
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,997,709  $   2,737,267  $      18,890  $           -  $      38,377  $      32,989
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    211,899         13,091              -              -          2,459            804
         Units issued                            51,442        312,716          1,666              -              -          1,656
         Units redeemed                         (57,688)      (113,908)            (6)             -             (2)            (1)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           205,653        211,899          1,660              -          2,457          2,459
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series                  Lazard                      Lord Abbett
                                                (Service Shares)           Retirement Series, Inc.             Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Worldwide Growth
                                                (Service Shares)              Emerging Markets                  All Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003         2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $         (49) $         (65) $         (84) $       2,069  $           -
Net realized gains (losses)                           -           (542)            87             79            498              -
Change in unrealized gains (losses)                   -          1,825          2,068          2,500         51,913              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    -          1,234          2,090          2,495         54,480              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             36             36      1,468,950              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -         (2,031)             -
Contract maintenance charge                           -            (15)            (9)           (14)          (460)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -         (9,881)           (82)          (370)       328,965              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -         (9,896)           (55)          (348)     1,795,424              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     -         (8,662)         2,035          2,147      1,849,904              -

NET ASSETS AT BEGINNING OF PERIOD                     -          8,662          7,323          5,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $           -  $       9,358  $       7,323  $   1,849,904  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -          1,048            414            441              -              -
         Units issued                                 -              -              2              3        173,303              -
         Units redeemed                               -         (1,048)            (4)           (30)        (3,661)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -              -            412            414        169,642              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett                   Lord Abbett                   Lord Abbett
                                                   Series Fund                   Series Fund                   Series Fund
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Bond- Debenture              Growth and Income           Growth Opportunities
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)       2004 (c)       2003 (c)       2004 (c)       2003 (c)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     112,441  $           -  $      18,197  $           -  $        (979) $           -
Net realized gains (losses)                      27,740              -         29,366              -            895              -
Change in unrealized gains (losses)            (105,576)             -         92,244              -         37,269              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               34,605              -        139,807              -         37,185              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,138,956              -      2,934,184              -        607,160              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                          (1,746)             -         (3,799)             -         (2,331)             -
Contract maintenance charge                        (209)             -           (170)             -            (60)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             453,411              -        879,640              -        110,611              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,590,412              -      3,809,855              -        715,380              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,625,017              -      3,949,662              -        752,565              -

NET ASSETS AT BEGINNING OF PERIOD                     -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,625,017  $           -  $   3,949,662  $           -  $     752,565  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -              -              -              -              -
         Units issued                           262,657              -        374,849              -         70,385              -
         Units redeemed                          (9,320)             -        (12,396)             -         (2,867)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           253,337              -        362,453              -         67,518              -
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Lord Abbett
                                                   Series Fund            LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Mid-Cap Value             LSA Aggressive Growth             LSA Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (c)       2003 (c)    2004 (e) (aj)    2003 (aj)       2004 (f)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       3,131  $           -  $     (73,039) $    (104,661) $       7,191  $      66,418
Net realized gains (losses)                      61,612              -      1,857,023         67,038        243,932              2
Change in unrealized gains (losses)             209,581              -     (1,452,977)     2,535,933       (146,680)     1,309,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              274,324              -        331,007      2,498,310        104,443      1,375,754
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,701,144              -        936,590      4,296,847            120          1,694
Benefit payments                                      -              -        (44,925)        (6,632)             -              -
Payments on termination                          (5,363)             -       (270,953)      (208,493)          (140)             -
Contract maintenance charge                        (525)             -         (6,293)        (2,277)            (7)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,604,178              -    (12,147,973)     3,264,391         (8,853)          (235)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,299,434              -    (11,533,554)     7,343,836         (8,880)         1,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -     (2,313,508)             -     (6,180,524)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             4,573,758              -    (13,516,055)     9,842,146     (6,084,961)     1,377,189

NET ASSETS AT BEGINNING OF PERIOD                     -              -     13,516,055      3,673,909      6,084,961      4,707,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,573,758  $           -  $           -  $  13,516,055  $           -  $   6,084,961
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          -              -        996,090        277,285            841            693
         Units issued                           428,585              -        197,238        879,226             11            177
         Units redeemed                         (17,596)             -     (1,193,328)      (160,421)          (852)           (29)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           410,989              -              -        996,090              -            841
                                          =============  =============  =============  =============  =============  =============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 LSA Basic Value                LSA Blue Chip           LSA Capital Appreciation
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (g)         2003         2004 (h)         2003         2004 (i)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (42) $         (85) $         (82) $         217  $         (85) $        (218)
Net realized gains (losses)                      71,460              -       (294,689)          (270)      (164,656)          (274)
Change in unrealized gains (losses)             (16,076)       631,795        276,919        450,797        254,946        643,083
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               55,342        631,710        (17,852)       450,744         90,205        642,591
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            168          2,154            212          2,886             16            948
Benefit payments                                      -              -              -              -              -              -
Payments on termination                            (173)             -           (227)             -            (90)             -
Contract maintenance charge                          (6)           (22)           (21)           (57)           (15)           (38)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,242)           (16)       (15,916)        (1,694)       (16,632)        (1,244)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,253)         2,116        (15,952)         1,135        (16,721)          (334)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (2,570,546)             -     (2,205,411)             -     (2,835,000)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,523,457)       633,826     (2,239,215)       451,879     (2,761,516)       642,257

NET ASSETS AT BEGINNING OF PERIOD             2,523,457      1,889,631      2,239,215      1,787,336      2,761,516      2,119,259
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   2,523,457  $           -  $   2,239,215  $           -  $   2,761,516
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        700            497          1,620          1,512          1,444          1,488
         Units issued                                14            211             21            324              1             93
         Units redeemed                            (714)            (8)        (1,641)          (216)        (1,445)          (137)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            700              -          1,620              -          1,444
                                          =============  =============  =============  =============  =============  =============

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                   LSA
                                               LSA Capital Growth          LSA Disciplined Equity          Diversified Mid Cap
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (j)         2003        2004 (ak)      2003 (ak)       2004 (k)         2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $          (7) $       8,448  $           -  $         (16) $         245  $       1,956
Net realized gains (losses)                    (688,445)            (5)             -     (3,370,962)       275,691             (3)
Change in unrealized gains (losses)             782,056        835,884              -      3,682,249       (227,168)       798,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               93,604        844,327              -        311,271         48,768        800,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60              -             28             96          1,488
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -           (127)             -
Contract maintenance charge                          (5)           (11)             -             (6)            (4)           (24)
Transfers among the sub-accounts
   and with the Fixed Account - net              (1,514)            39              -         (6,107)       (10,760)           (12)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (1,499)            88              -         (6,085)       (10,795)         1,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,523,939)             -              -     (6,857,769)    (3,280,957)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,431,834)       844,415              -     (6,552,583)    (3,242,984)       802,117

NET ASSETS AT BEGINNING OF PERIOD             4,431,834      3,587,419              -      6,552,583      3,242,984      2,440,867
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,431,834  $           -  $           -  $           -  $   3,242,984
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        149            140              -            715            871            739
         Units issued                                 2             11              -              3              8            139
         Units redeemed                            (151)            (2)             -           (718)          (879)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            149              -              -              -            871
                                          =============  =============  =============  =============  =============  =============

(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            LSA Variable Series Trust     LSA Variable Series Trust     LSA Variable Series Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                           LSA Emerging Growth Equity         LSA Equity Growth             LSA Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (l)         2003      2004 (m) (aj)    2003 (aj)    2004 (n) (aj)    2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (44) $         (88) $     (26,484) $     (21,479) $     (71,690) $     (57,088)
Net realized gains (losses)                  (1,646,886)          (353)    (1,005,826)        15,163      1,929,924        619,881
Change in unrealized gains (losses)           1,906,402      1,371,530      1,039,442      1,029,313     (1,879,532)     1,919,656
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              259,472      1,371,089          7,132      1,022,997        (21,298)     2,482,449
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             20             60      1,701,116      2,363,670      2,894,853      6,893,799
Benefit payments                                      -              -        (22,732)             -        (29,352)       (20,026)
Payments on termination                               -              -        (13,391)       (17,236)       (58,443)       (53,606)
Contract maintenance charge                          (5)           (22)        (2,645)          (297)        (8,474)        (1,462)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,836)         1,237     (5,198,351)       896,701    (14,009,871)     2,712,045
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (8,821)         1,275     (3,536,003)     3,242,838    (11,211,287)     9,530,750
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (4,545,365)             -     (3,925,601)             -     (3,501,012)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (4,294,714)     1,372,364     (7,454,472)     4,265,835    (14,733,597)    12,013,199

NET ASSETS AT BEGINNING OF PERIOD             4,294,714      2,922,350      7,454,472      3,188,637     14,733,597      2,720,398
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   4,294,714  $           -  $   7,454,472  $           -  $  14,733,597
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        768            687        292,879          3,076        744,204         22,147
         Units issued                                 2            208        193,086        327,344        293,440        811,202
         Units redeemed                            (770)          (127)      (485,965)       (37,541)    (1,037,644)       (89,145)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            768              -        292,879              -        744,204
                                          =============  =============  =============  =============  =============  =============

(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                MFS Variable                  MFS Variable
                                            LSA Variable Series Trust          Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                LSA Value Equity                  MFS Bond                   MFS High Income
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (o)        2003            2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      11,449  $      78,480  $     146,261  $     111,364  $      29,258  $      17,146
Net realized gains (losses)                     325,340            (11)         1,542         29,635          8,339           (778)
Change in unrealized gains (losses)            (274,609)     1,321,299         (4,363)        47,270         33,651         77,101
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               62,180      1,399,768        143,440        188,269         71,248         93,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             28             84         74,205        137,598         13,210         55,577
Benefit payments                                      -              -        (19,087)             -              -              -
Payments on termination                               -              -       (285,132)      (266,896)      (120,568)       (37,453)
Contract maintenance charge                          (3)            (8)        (1,838)        (1,743)          (491)          (410)
Transfers among the sub-accounts
   and with the Fixed Account - net              (7,108)             5        732,778        473,199        212,837        224,856
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                    (7,083)            81        500,926        342,158        104,988        242,570
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)           (6,053,335)             -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,998,238)     1,399,849        644,366        530,427        176,236        336,039

NET ASSETS AT BEGINNING OF PERIOD             5,998,238      4,598,389      2,793,304      2,262,877        782,803        446,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $   5,998,238  $   3,437,670  $   2,793,304  $     959,039  $     782,803
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        649            640        209,152        182,896         70,640         46,854
         Units issued                                 3              9         77,877         93,020         27,665         32,234
         Units redeemed                            (652)             -        (41,059)       (66,764)       (17,850)        (8,448)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -            649        245,970        209,152         80,455         70,640
                                          =============  =============  =============  =============  =============  =============

(o)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              MFS Variable
                                                  MFS Variable                  MFS Variable                 Insurance Trust
                                                 Insurance Trust               Insurance Trust               (Service Class)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            MFS New Discovery
                                               MFS Investors Trust            MFS New Discovery              (Service Class)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (18,015) $     (12,785) $     (42,995) $     (35,113) $         (73) $         (66)
Net realized gains (losses)                     (16,206)       (48,787)       (34,025)      (141,479)            (5)           (17)
Change in unrealized gains (losses)             291,506        446,307        234,187        910,936            313          1,298
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              257,285        384,735        157,167        734,344            235          1,215
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         44,160         82,635        102,334        161,010              -              3
Benefit payments                                 (3,680)       (10,144)        (1,555)       (20,925)             -              -
Payments on termination                        (222,817)      (154,884)      (240,623)      (161,237)             -              -
Contract maintenance charge                      (1,898)        (1,908)        (3,250)        (3,174)            (8)            (8)
Transfers among the sub-accounts
   and with the Fixed Account - net             373,831        291,789        118,006        225,373              -             (2)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   189,596        207,488        (25,088)       201,047             (8)            (7)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               446,881        592,223        132,079        935,391            227          1,208

NET ASSETS AT BEGINNING OF PERIOD             2,398,288      1,806,065      3,315,071      2,379,680          5,079          3,871
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,845,169  $   2,398,288  $   3,447,150  $   3,315,071  $       5,306  $       5,079
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    297,632        270,113        264,564        250,614            448            448
         Units issued                            71,356         65,343         45,632         69,691              -              -
         Units redeemed                         (47,392)       (37,824)       (48,433)       (55,741)            (1)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           321,596        297,632        261,763        264,564            447            448
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable
                                                 Insurance Trust           Morgan Stanley Variable       Morgan Stanley Variable
                                                 (Service Class)              Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  MFS Utilities
                                                 (Service Class)              Aggressive Equity              Dividend Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           1  $           1  $    (544,020) $    (554,265) $   1,297,695  $   3,966,568
Net realized gains (losses)                           -             (1)    (3,582,932)    (7,562,501)    40,011,858     39,234,952
Change in unrealized gains (losses)                  32             29      7,785,733     16,409,763      5,150,796    135,729,451
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                   33             29      3,658,781      8,292,997     46,460,349    178,930,971
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -        179,605        151,983        815,543      1,399,558
Benefit payments                                      -              -       (498,650)      (514,475)   (20,582,562)   (22,749,550)
Payments on termination                               -              -     (4,911,752)    (3,128,224)  (127,247,816)  (101,580,897)
Contract maintenance charge                           -              -        (28,232)       (33,309)      (438,664)      (512,299)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (2)             -     (2,524,119)    (2,297,966)   (23,060,218)   (13,875,148)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                        (2)             -     (7,783,148)    (5,821,991)  (170,513,717)  (137,318,336)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    31             29     (4,124,367)     2,471,006   (124,053,368)    41,612,635

NET ASSETS AT BEGINNING OF PERIOD                   115             86     40,215,397     37,744,391    820,639,080    779,026,445
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $         146  $         115  $  36,091,030  $  40,215,397  $ 696,585,712  $ 820,639,080
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         11             11      4,390,602      5,098,597     27,374,518     31,946,324
         Units issued                                 -              -      1,702,831      1,541,531      2,821,981      6,181,701
         Units redeemed                               -              -     (2,529,410)    (2,249,526)    (7,879,196)   (10,753,507)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                11             11      3,564,023      4,390,602     22,317,303     27,374,518
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Equity                    European Growth              Global Advantage
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (5,334,026) $  (5,950,086) $    (410,311) $    (826,014) $    (234,051) $     (78,486)
Net realized gains (losses)                 (63,705,693)  (101,896,948)     1,012,435     (9,647,714)      (796,935)    (3,036,768)
Change in unrealized gains (losses)         114,946,341    216,938,677     16,006,560     51,641,657      3,240,564      8,848,892
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           45,906,622    109,091,643     16,608,684     41,167,929      2,209,578      5,733,638
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        557,760        925,560        254,407        309,030         53,224         31,362
Benefit payments                            (14,350,875)   (14,117,664)    (3,856,115)    (4,396,340)      (799,302)      (422,668)
Payments on termination                     (79,052,629)   (72,801,259)   (26,650,822)   (24,189,125)    (2,807,637)    (2,129,891)
Contract maintenance charge                    (328,937)      (396,946)       (97,914)      (113,187)       (15,543)       (17,305)
Transfers among the sub-accounts
   and with the Fixed Account - net         (29,967,877)   (29,635,100)    (5,939,908)    (8,062,316)      (801,322)      (493,036)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions              (123,142,558)  (116,025,409)   (36,290,352)   (36,451,938)    (4,370,580)    (3,031,538)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (77,235,936)    (6,933,766)   (19,681,668)     4,715,991     (2,161,002)     2,702,100

NET ASSETS AT BEGINNING OF PERIOD           588,664,393    595,598,159    187,302,093    182,586,102     24,223,535     21,521,435
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 511,428,457  $ 588,664,393  $ 167,620,425  $ 187,302,093  $  22,062,533  $  24,223,535
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 17,326,340     20,268,369      7,200,152      8,623,435      3,229,894      3,702,308
         Units issued                         1,785,875      2,705,444      1,100,782      4,648,314        751,812      3,849,119
         Units redeemed                      (4,708,975)    (5,647,473)    (2,321,886)    (6,071,597)    (1,317,915)    (4,321,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        14,403,240     17,326,340      5,979,048      7,200,152      2,663,791      3,229,894
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Global
                                                 Dividend Growth                 High Yield                  Income Builder
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     141,803  $   1,162,989  $   3,078,597  $   4,248,778  $   1,045,980  $     813,666
Net realized gains (losses)                   4,239,364     (8,494,736)   (10,720,915)   (34,185,555)       358,631     (1,459,271)
Change in unrealized gains (losses)          20,282,818     58,039,750     11,517,026     41,547,202      2,711,395      8,906,070
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           24,663,985     50,708,003      3,874,708     11,610,425      4,116,006      8,260,465
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        574,141        460,789        119,045        270,562        178,214        149,498
Benefit payments                             (4,843,419)    (4,851,504)    (1,386,895)    (1,627,056)    (1,504,856)    (1,485,697)
Payments on termination                     (34,298,132)   (25,197,790)    (8,100,895)    (7,384,040)    (7,460,026)    (6,274,531)
Contract maintenance charge                    (111,916)      (120,963)       (33,699)       (38,597)       (24,977)       (28,258)
Transfers among the sub-accounts
   and with the Fixed Account - net           6,458,063     (2,134,071)    (1,806,436)     7,916,881      1,857,288      1,540,387
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (32,221,263)   (31,843,539)   (11,208,880)      (862,250)    (6,954,357)    (6,098,601)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,557,278)    18,864,464     (7,334,172)    10,748,175     (2,838,351)     2,161,864

NET ASSETS AT BEGINNING OF PERIOD           209,033,340    190,168,876     54,253,596     43,505,421     49,256,169     47,094,305
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,476,062  $ 209,033,340  $  46,919,424  $  54,253,596  $  46,417,818  $  49,256,169
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,607,778     13,562,484      4,896,276      4,837,528      3,589,903      4,059,365
         Units issued                         1,950,626      9,594,992      2,427,729     16,781,594        906,507      1,541,342
         Units redeemed                      (3,550,506)   (11,549,698)    (3,368,374)   (16,722,846)    (1,378,012)    (2,010,803)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        10,007,898     11,607,778      3,955,631      4,896,276      3,118,398      3,589,904
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Information                Limited Duration                Money Market
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (66,561) $     (44,769) $   1,493,476  $   1,639,616  $  (1,094,269) $  (2,244,970)
Net realized gains (losses)                      31,255        110,470       (618,952)      (228,129)             -              -
Change in unrealized gains (losses)             (41,068)     1,291,252       (889,781)      (894,667)             -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (76,374)     1,356,953        (15,257)       516,820     (1,094,269)    (2,244,970)
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         28,198         63,351        366,042      1,712,830      1,835,159      3,331,423
Benefit payments                                (53,844)       (61,327)    (1,012,387)      (982,624)   (20,797,440)    (8,764,697)
Payments on termination                      (1,122,229)      (311,147)   (10,387,784)   (13,714,102)   (60,059,959)  (102,230,881)
Contract maintenance charge                      (2,440)        (1,952)       (26,308)       (33,664)      (102,636)      (158,959)
Transfers among the sub-accounts
   and with the Fixed Account - net             480,418      1,830,215       (287,874)     4,629,673      9,788,657    (54,716,892)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (669,897)     1,519,140    (11,348,311)    (8,387,887)   (69,336,219)  (162,540,006)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (746,271)     2,876,093    (11,363,568)    (7,871,067)   (70,430,488)  (164,784,976)

NET ASSETS AT BEGINNING OF PERIOD             4,836,908      1,960,815     61,419,633     69,290,700    237,222,386    402,007,362
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   4,090,637  $   4,836,908  $  50,056,065  $  61,419,633  $ 166,791,898  $ 237,222,386
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,036,314        663,998      5,392,398      6,130,118     16,876,156     28,381,661
         Units issued                         1,588,489      3,219,839      3,347,922      6,130,468     53,578,934    152,248,316
         Units redeemed                      (1,765,699)    (2,847,523)    (4,345,553)    (6,868,188)   (58,554,942)  (163,753,821)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           859,104      1,036,314      4,394,767      5,392,398     11,900,148     16,876,156
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Pacific Growth              Quality Income Plus              S&P 500 Index
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (p)         2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (97,593) $    (271,216) $  12,530,400  $  15,734,885  $    (622,346) $    (473,517)
Net realized gains (losses)                      17,270        606,150      1,616,252      1,953,746      1,427,427    (15,097,272)
Change in unrealized gains (losses)           2,037,535      4,802,671     (3,462,291)     7,217,356      9,374,820     42,462,912
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,957,212      5,137,605     10,684,361     24,905,987     10,179,901     26,892,123
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         31,528        165,361        329,815        813,220        496,933        831,805
Benefit payments                               (300,483)      (280,436)    (9,850,276)   (14,121,631)    (3,130,278)    (2,320,259)
Payments on termination                      (1,142,936)    (2,646,488)   (51,994,252)   (57,096,831)   (16,564,239)   (10,383,334)
Contract maintenance charge                      (4,903)       (15,399)      (137,526)      (181,155)       (70,532)       (72,171)
Transfers among the sub-accounts
   and with the Fixed Account - net         (23,519,793)     2,299,585    (13,304,410)   (11,163,307)     4,169,789      8,357,214
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (24,936,587)      (477,377)   (74,956,649)   (81,749,704)   (15,098,327)    (3,586,745)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (22,979,375)     4,660,228    (64,272,288)   (56,843,717)    (4,918,426)    23,305,378

NET ASSETS AT BEGINNING OF PERIOD            22,979,375     18,319,147    340,872,162    397,715,879    127,914,358    104,608,980
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $           -  $  22,979,375  $ 276,599,874  $ 340,872,162  $ 122,995,932  $ 127,914,358
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,498,369      5,625,183     15,564,429     19,077,647     13,278,808     13,650,304
         Units issued                         1,899,597     21,184,235      4,784,280     12,286,616      6,511,659     13,447,449
         Units redeemed                      (7,397,966)   (21,311,049)    (8,032,272)   (15,799,834)    (8,050,793)   (13,818,945)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 -      5,498,369     12,316,437     15,564,429     11,739,674     13,278,808
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Morgan Stanley Variable
                                             Morgan Stanley Variable       Morgan Stanley Variable          Investment Series
                                                Investment Series             Investment Series             (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            Aggressive Equity
                                                   Strategist                     Utilities                 (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   1,846,838  $   1,020,395  $   1,850,597  $   2,569,483  $    (424,299) $    (364,471)
Net realized gains (losses)                   5,261,537     (6,983,442)    (7,501,859)   (22,646,368)       (29,329)    (2,600,533)
Change in unrealized gains (losses)          20,604,030     82,409,928     32,271,179     43,704,994      2,975,795      7,822,795
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           27,712,405     76,446,881     26,619,917     23,628,109      2,522,167      4,857,791
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        414,884        646,209        243,553        412,126      1,160,783      3,139,760
Benefit payments                            (10,709,573)   (10,907,990)    (6,111,415)    (6,282,434)      (335,815)      (161,768)
Payments on termination                     (56,398,322)   (46,232,870)   (22,114,119)   (21,332,880)    (1,346,796)    (1,028,102)
Contract maintenance charge                    (165,468)      (191,439)       (90,156)      (108,615)       (25,708)       (12,346)
Transfers among the sub-accounts
   and with the Fixed Account - net          (2,067,067)    (5,143,744)    (5,716,816)   (10,830,103)      (934,917)     1,069,628
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               (68,925,546)   (61,829,834)   (33,788,953)   (38,141,906)    (1,482,453)     3,007,172
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (41,213,141)    14,617,047     (7,169,036)   (14,513,797)     1,039,714      7,864,963

NET ASSETS AT BEGINNING OF PERIOD           366,548,791    351,931,744    165,008,970    179,522,767     25,091,166     17,226,203
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 325,335,650  $ 366,548,791  $ 157,839,934  $ 165,008,970  $  26,130,880  $  25,091,166
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 14,583,843     16,777,896      9,199,211     11,241,901      3,668,830      3,298,105
         Units issued                         1,518,751      1,729,116        819,609      3,389,613        582,852      3,906,909
         Units redeemed                      (3,753,552)    (3,923,169)    (2,505,776)    (5,432,303)      (909,618)    (3,536,184)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        12,349,042     14,583,843      7,513,044      9,199,211      3,342,064      3,668,830
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Dividend Growth                   Equity                    European Growth
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (335,280) $      44,285  $  (1,528,326) $  (1,236,079) $    (271,800) $    (276,688)
Net realized gains (losses)                     874,630     (1,009,243)    (2,600,360)    (3,094,585)        75,802        319,489
Change in unrealized gains (losses)           7,375,815     21,715,571     13,496,948     19,845,435      4,083,665      8,065,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            7,915,165     20,750,613      9,368,262     15,514,771      3,887,667      8,108,751
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     15,750,635     18,865,457     15,009,485     15,358,243      2,491,390      5,719,569
Benefit payments                             (1,254,645)    (1,818,871)    (1,620,644)    (1,169,816)      (320,742)      (438,807)
Payments on termination                      (7,135,042)    (4,791,262)    (5,397,095)    (3,873,167)    (5,060,598)    (1,486,705)
Contract maintenance charge                    (116,380)       (26,152)      (107,229)       (26,793)       (46,724)        (9,191)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,305,478     12,324,813     (3,797,882)     9,029,597      4,569,482      2,136,641
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,550,046     24,553,985      4,086,635     19,318,064      1,632,808      5,921,507
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            18,465,211     45,304,598     13,454,897     34,832,835      5,520,475     14,030,258

NET ASSETS AT BEGINNING OF PERIOD           114,227,344     68,922,746     98,664,916     63,832,081     35,784,953     21,754,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 132,692,555  $ 114,227,344  $ 112,119,813  $  98,664,916  $  41,305,428  $  35,784,953
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,170,487      8,696,023     14,124,818     11,901,051      4,423,874      3,700,312
         Units issued                         2,965,031      5,479,911      2,739,807      5,331,030      5,449,346     15,405,881
         Units redeemed                      (2,244,727)    (3,005,447)    (3,197,166)    (3,107,263)    (5,444,134)   (14,682,319)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        11,890,791     11,170,487     13,667,459     14,124,818      4,429,086      4,423,874
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Global Advantage           Global Dividend Growth              High Yield
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (148,345) $     (55,023) $    (204,157) $      36,174  $   2,038,164  $   1,617,436
Net realized gains (losses)                     (90,863)      (303,041)       747,189        (64,359)      (220,675)      (721,953)
Change in unrealized gains (losses)           1,226,197      2,054,132      6,535,485      8,828,168        789,760      3,651,472
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              986,989      1,696,068      7,078,517      8,799,983      2,607,249      4,546,955
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        799,455      1,315,546      5,375,830     10,124,159      6,204,201      9,532,747
Benefit payments                               (119,073)       (88,362)      (361,198)      (600,911)      (375,208)      (284,116)
Payments on termination                        (458,490)      (305,610)    (2,792,159)    (1,426,306)    (4,100,409)      (955,059)
Contract maintenance charge                     (13,580)        (2,227)       (78,158)        (7,330)       (46,143)        (4,308)
Transfers among the sub-accounts
   and with the Fixed Account - net             479,583      1,366,889      9,968,118      9,169,580       (829,447)    10,331,482
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   687,895      2,286,236     12,112,433     17,259,192        852,994     18,620,746
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,674,884      3,982,304     19,190,950     26,059,175      3,460,243     23,167,701

NET ASSETS AT BEGINNING OF PERIOD             9,194,190      5,211,886     46,679,829     20,620,654     33,806,498     10,638,797
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  10,869,074  $   9,194,190  $  65,870,779  $  46,679,829  $  37,266,741  $  33,806,498
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,276,113      1,032,992      4,329,558      2,606,955      5,304,925      2,432,734
         Units issued                           282,411        433,983      1,852,140      2,348,398      1,290,296      4,567,849
         Units redeemed                        (256,721)      (190,862)      (862,383)      (625,795)    (1,684,799)    (1,695,658)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,301,803      1,276,113      5,319,315      4,329,558      4,910,422      5,304,925
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Income Builder                  Information                Limited Duration
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004            2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     788,538  $     382,712  $    (222,832) $    (145,587) $   2,652,846  $   1,953,075
Net realized gains (losses)                     649,380          6,580        (39,161)      (445,726)      (778,759)      (148,815)
Change in unrealized gains (losses)           2,254,918      4,281,235        336,459      4,341,652     (2,585,443)    (1,595,577)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,692,836      4,670,527         74,466      3,750,339       (711,356)       208,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,342,449      7,790,480        498,321      3,225,880     13,486,144     25,796,774
Benefit payments                               (481,781)      (275,004)      (162,693)       (46,282)    (1,977,990)    (1,523,087)
Payments on termination                      (5,198,588)    (2,145,549)      (785,344)      (341,351)    (8,369,830)    (9,714,395)
Contract maintenance charge                     (29,489)        (4,462)       (19,829)        (3,191)      (146,855)       (17,539)
Transfers among the sub-accounts
   and with the Fixed Account - net           3,490,149     17,220,662        130,121      1,399,099     (2,689,729)    34,891,425
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 2,122,740     22,586,127       (339,424)     4,234,155        301,740     49,433,178
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             5,815,576     27,256,654       (264,958)     7,984,494       (409,616)    49,641,861

NET ASSETS AT BEGINNING OF PERIOD            40,657,582     13,400,928     13,028,213      5,043,719    120,622,818     70,980,957
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  46,473,158  $  40,657,582  $  12,763,255  $  13,028,213  $ 120,213,202  $ 120,622,818
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,718,215      1,481,949      2,271,228      1,666,789     11,258,898      6,502,356
         Units issued                         1,056,357      3,252,754        394,672      1,168,068      4,361,439      9,337,125
         Units redeemed                        (893,621)    (1,016,488)      (565,395)      (563,629)    (4,183,240)    (4,580,583)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,880,951      3,718,215      2,100,505      2,271,228     11,437,097     11,258,898
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Money Market                 Pacific Growth              Quality Income Plus
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003         2004 (p)         2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (878,038) $  (1,303,168) $     (42,488) $     (94,122) $   5,456,138  $   4,828,766
Net realized gains (losses)                           -              -      1,100,965      2,075,534        316,302        348,408
Change in unrealized gains (losses)                   -              -       (407,868)     1,227,490       (845,745)     2,196,274
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (878,038)    (1,303,168)       650,609      3,208,902      4,926,695      7,373,448
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     29,442,137     41,709,845        284,985      2,527,313     29,150,543     23,683,497
Benefit payments                             (5,008,816)    (1,643,995)        (6,208)        (2,595)    (3,593,556)    (1,819,684)
Payments on termination                     (14,735,933)   (34,026,335)      (127,696)    (1,843,070)    (9,633,994)   (12,151,005)
Contract maintenance charge                     (74,784)       (28,029)          (557)        (1,489)      (110,476)       (23,076)
Transfers among the sub-accounts
   and with the Fixed Account - net         (13,756,828)   (45,125,147)    (8,165,425)       855,824     12,935,420     20,213,205
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (4,134,224)   (39,113,661)    (8,014,901)     1,535,983     28,747,937     29,902,937
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (5,012,262)   (40,416,829)    (7,364,292)     4,744,885     33,674,632     37,276,385

NET ASSETS AT BEGINNING OF PERIOD            90,996,494    131,413,323      7,364,292      2,619,407    136,406,124     99,129,739
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  85,984,232  $  90,996,494  $           -  $   7,364,292  $ 170,080,756  $ 136,406,124
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,983,559     12,744,404      1,166,251        631,464     11,263,773      8,406,234
         Units issued                        22,897,268     44,235,460      9,717,542     34,394,313      5,936,165      7,430,559
         Units redeemed                     (23,241,973)   (47,996,305)   (10,883,793)   (33,859,526)    (3,101,197)    (4,573,020)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,638,854      8,983,559              -      1,166,251     14,098,741     11,263,773
                                          =============  =============  =============  =============  =============  =============

(p)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley Variable       Morgan Stanley Variable       Morgan Stanley Variable
                                                Investment Series             Investment Series             Investment Series
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  S&P 500 Index                  Strategist                     Utilities
                                                (Class Y Shares)              (Class Y Shares)              (Class Y Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,264,117) $    (726,885) $      47,919  $    (112,251) $     188,007  $     246,067
Net realized gains (losses)                   1,188,219     (1,452,764)       807,122       (496,000)      (970,819)    (1,426,395)
Change in unrealized gains (losses)          11,475,505     23,609,209      6,414,384     15,682,854      5,310,796      4,371,245
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           11,399,607     21,429,560      7,269,425     15,074,603      4,527,984      3,190,917
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     13,816,999     31,264,904      4,646,295     12,828,276      1,137,769      2,328,921
Benefit payments                             (1,422,595)    (1,039,439)    (1,617,929)    (1,701,447)      (573,283)      (470,521)
Payments on termination                      (8,008,237)    (4,673,744)    (5,163,931)    (2,835,508)    (1,551,897)    (1,139,156)
Contract maintenance charge                    (199,043)       (28,459)       (79,259)       (21,460)       (20,907)        (7,218)
Transfers among the sub-accounts
   and with the Fixed Account - net           9,282,851     18,199,035      3,644,661      8,133,585        528,109      1,738,888
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                13,469,975     43,722,297      1,429,837     16,403,446       (480,209)     2,450,914
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            24,869,582     65,151,857      8,699,262     31,478,049      4,047,775      5,641,831

NET ASSETS AT BEGINNING OF PERIOD           127,060,639     61,908,782     87,272,377     55,794,328     25,294,915     19,653,084
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 151,930,221  $ 127,060,639  $  95,971,639  $  87,272,377  $  29,342,690  $  25,294,915
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 15,306,676     10,380,429      8,862,758      7,215,885      3,737,871      3,517,621
         Units issued                         3,620,051      7,761,234      1,511,448      3,114,281        481,533      1,170,455
         Units redeemed                      (2,780,620)    (2,834,987)    (1,497,964)    (1,467,408)      (650,782)      (950,205)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,146,107     15,306,676      8,876,242      8,862,758      3,568,622      3,737,871
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 Oppenheimer                   Oppenheimer
                                                Oppenheimer Bond            Capital Appreciation            Global Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     168,019  $     258,396  $     (67,756) $     (49,790) $      (2,582) $     (25,183)
Net realized gains (losses)                       9,962        113,497        (70,724)      (255,778)        52,999       (276,455)
Change in unrealized gains (losses)              27,980       (119,325)       503,538      1,711,456        960,404      1,955,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              205,961        252,568        365,058      1,405,888      1,010,821      1,653,461
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        141,472        319,091        222,863        240,306        220,193        165,767
Benefit payments                                (13,715)       (91,127)       (10,730)       (18,061)        (4,207)       (19,569)
Payments on termination                        (446,813)    (4,523,566)      (420,695)      (363,974)      (510,747)      (408,192)
Contract maintenance charge                      (2,865)        (3,203)        (6,910)        (6,683)        (5,716)        (5,230)
Transfers among the sub-accounts
   and with the Fixed Account - net             475,225        205,774        455,165        367,442        144,104          2,323
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   153,304     (4,093,031)       239,693        219,030       (156,373)      (264,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               359,265     (3,840,463)       604,751      1,624,918        854,448      1,388,560

NET ASSETS AT BEGINNING OF PERIOD             4,894,145      8,734,608      6,527,395      4,902,477      5,790,956      4,402,396
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   5,253,410  $   4,894,145  $   7,132,146  $   6,527,395  $   6,645,404  $   5,790,956
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    386,488        726,360        639,049        620,146        418,848        449,504
         Units issued                            78,299        147,740        104,502        135,339         52,118         77,970
         Units redeemed                         (66,221)      (487,612)       (81,871)      (116,436)       (62,372)      (108,626)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           398,566        386,488        661,680        639,049        408,594        418,848
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Oppenheimer
                                                   Oppenheimer                   Oppenheimer             Variable Account Funds
                                             Variable Account Funds        Variable Account Funds        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                           Oppenheimer Main Street             Oppenheimer
                                             Oppenheimer High Income          Small Cap Growth           Aggressive Growth (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004          2003            2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      82,388  $      61,896  $     (48,726) $     (32,370) $    (170,843) $     (42,040)
Net realized gains (losses)                         631        (17,920)        81,559        (17,936)       165,534         30,818
Change in unrealized gains (losses)              58,745        201,698        640,408        969,142      1,801,036        410,772
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              141,764        245,674        673,241        918,836      1,795,727        399,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         34,895        112,686        174,706        297,499      3,485,515      4,951,020
Benefit payments                                   (854)       (40,611)        (6,199)        (2,458)        (6,606)             -
Payments on termination                        (176,615)       (85,653)      (222,684)      (168,971)      (477,471)       (28,234)
Contract maintenance charge                      (1,228)        (1,043)        (3,900)        (3,380)       (38,251)          (730)
Transfers among the sub-accounts
   and with the Fixed Account - net             571,359        254,970        445,501        303,979      1,839,216      1,805,659
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   427,557        240,349        387,424        426,669      4,802,403      6,727,715
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               569,321        486,023      1,060,665      1,345,505      6,598,130      7,127,265

NET ASSETS AT BEGINNING OF PERIOD             1,547,704      1,061,681      3,423,442      2,077,937      7,195,416         68,151
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,117,025  $   1,547,704  $   4,484,107  $   3,423,442  $  13,793,546  $   7,195,416
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    136,552        114,555        230,331        199,203        579,512          6,772
         Units issued                            60,618         50,640         58,409         78,103        582,757        617,915
         Units redeemed                         (23,395)       (28,643)       (32,797)       (46,975)      (216,765)       (45,176)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           173,775        136,552        255,943        230,331        945,504        579,511
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                              Oppenheimer Balanced                                         Oppenheimer Capital
                                                    (SC) (q)                Oppenheimer Bond (SC)           Appreciation (SC)
                                          ----------------------------  ----------------------------  -----------------------------
                                             2004 (aj)     2003 (aj)       2004 (c)       2003 (c)      2004 (aj)    2003 (ai) (aj)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (236,213) $     (71,974) $        (811) $           -  $    (431,331) $      (51,275)
Net realized gains (losses)                     202,537         41,172           (191)             -        163,313          16,962
Change in unrealized gains (losses)           2,595,034      1,515,018          3,054              -      1,995,910         988,058
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                            2,561,358      1,484,216          2,052              -      1,727,892         953,745
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,804,924      9,283,757        660,069              -     16,626,863      11,604,876
Benefit payments                                (95,532)          (720)             -              -       (606,716)        (17,343)
Payments on termination                        (955,633)      (115,902)           (34)             -       (947,310)        (57,283)
Contract maintenance charge                     (82,164)        (1,902)             -              -        (74,105)           (311)
Transfers among the sub-accounts
   and with the Fixed Account - net           8,510,560      6,801,796         25,297              -      8,153,811       2,712,364
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                15,182,155     15,967,029        685,332              -     23,152,543      14,242,303
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            17,743,513     17,451,245        687,384              -     24,880,435      15,196,048

NET ASSETS AT BEGINNING OF PERIOD            17,657,915        206,670              -              -     15,196,048               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $  35,401,428  $  17,657,915  $     687,384  $           -  $  40,076,483  $   15,196,048
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,345,753         19,316              -              -      1,236,462               -
         Units issued                         1,396,332      1,423,714         68,362              -      2,602,434       1,340,214
         Units redeemed                        (244,942)       (97,277)          (366)             -       (730,379)       (103,752)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period         2,497,143      1,345,753         67,996              -      3,108,517       1,236,462
                                          =============  =============  =============  =============  =============  ==============

(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                             (Service Class ("SC"))        (Service Class ("SC"))        (Service Class ("SC"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Oppenheimer Global                Oppenheimer                   Oppenheimer
                                                 Securities (SC)              High Income (SC)              Main Street (SC)
                                          ----------------------------  ----------------------------  ----------------------------
                                             2004 (aj)     2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (138,958) $     (65,713) $     720,328  $     (12,851) $    (492,353) $    (221,248)
Net realized gains (losses)                     312,067         77,562        178,952         22,219        699,796        143,243
Change in unrealized gains (losses)           3,576,447      2,202,658        895,855        929,746      3,563,406      4,651,280
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,749,556      2,214,507      1,795,135        939,114      3,770,849      4,573,275
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      7,196,099      8,004,247     12,379,065      9,456,389     15,186,842     20,095,635
Benefit payments                               (393,445)        (6,600)      (173,708)       (38,444)      (304,814)       (96,900)
Payments on termination                        (799,217)       (62,921)      (841,874)      (161,565)    (1,405,088)      (348,431)
Contract maintenance charge                     (61,985)        (1,574)       (58,483)        (1,567)      (153,817)        (9,560)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,714,748      3,198,735      4,720,144      3,682,928      4,530,244     11,115,975
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,656,200     11,131,887     16,025,144     12,937,741     17,853,367     30,756,719
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,405,756     13,346,394     17,820,279     13,876,855     21,624,216     35,329,994

NET ASSETS AT BEGINNING OF PERIOD            13,484,376        137,982     14,014,993        138,138     36,308,815        978,821
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  27,890,132  $  13,484,376  $  31,835,272  $  14,014,993  $  57,933,031  $  36,308,815
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    945,333         13,596      1,079,445         12,957      2,868,687         96,158
         Units issued                         1,104,920      1,015,076      1,650,166      1,302,115      2,081,718      3,225,652
         Units redeemed                        (378,860)       (83,339)      (437,887)      (235,627)      (687,562)      (453,123)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,671,393        945,333      2,291,724      1,079,445      4,262,843      2,868,687
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        PIMCO Advisors Variable
                                             (Service Class ("SC"))        (Service Class ("SC"))            Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             Oppenheimer Main Street             Oppenheimer
                                              Small Cap Growth (SC)          Strategic Bond (SC)             OpCap Balanced
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)     2004 (a) (f)     2004 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (355,872) $     (99,525) $   1,173,114  $     (40,829) $         (93) $           -
Net realized gains (losses)                     567,169        164,879        163,269         41,495              3              -
Change in unrealized gains (losses)           3,714,952      2,360,721      3,165,155      1,793,207            804              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,926,249      2,426,075      4,501,538      1,793,873            714              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      6,357,840      8,769,792     26,897,622     19,526,843            240              -
Benefit payments                               (188,117)       (82,570)      (575,628)             -              -              -
Payments on termination                        (570,968)       (65,202)    (1,875,655)      (322,672)             -              -
Contract maintenance charge                     (81,563)        (2,969)      (132,107)        (4,957)           (15)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           4,793,526      3,866,512     17,265,006     10,603,512          8,841              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                10,310,718     12,485,563     41,579,238     29,802,726          9,066              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            14,236,967     14,911,638     46,080,776     31,596,599          9,780              -

NET ASSETS AT BEGINNING OF PERIOD            15,279,505        367,867     32,367,775        771,176              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,516,472  $  15,279,505  $  78,448,551  $  32,367,775  $       9,780  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,040,198         35,560      2,661,693         73,070              -              -
         Units issued                         1,262,230      1,159,944      4,165,960      2,869,039            909              -
         Units redeemed                        (588,653)      (155,307)      (783,123)      (280,416)            (3)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,713,775      1,040,197      6,044,530      2,661,693            906              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors Variable       PIMCO Advisors Variable           PIMCO Variable
                                                 Insurance Trust               Insurance Trust               Insurance Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                   PEA
                                                 OpCap Small Cap           Science and Technology             Foreign Bond
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (23) $         (16) $          (7) $         (10) $           8  $         336
Net realized gains (losses)                           4             (2)            (2)          (185)            40          2,609
Change in unrealized gains (losses)                 276            400            (28)           537             22         (1,278)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  257            382            (37)           342             70          1,667
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            249            252              -              2             72             72
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -             (1)             -              -              -              -
Contract maintenance charge                          (7)            (6)            (3)            (3)            (9)           (21)
Transfers among the sub-accounts
   and with the Fixed Account - net                   2              -             73           (713)            35       (107,705)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                       244            245             70           (714)            98       (107,654)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                   501            627             33           (372)           168       (105,987)

NET ASSETS AT BEGINNING OF PERIOD                 1,425            798            549            921          1,696        107,683
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $       1,926  $       1,425  $         582  $         549  $       1,864  $       1,696
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                        109             86             44            118            157         10,036
         Units issued                                18             24              6              -             10             22
         Units redeemed                               -             (1)             -            (74)            (1)        (9,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period               127            109             50             44            166            157
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 PIMCO Variable                PIMCO Variable
                                                 Insurance Trust               Insurance Trust            Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                               VT American
                                                  Money Market               PIMCO Total Return             Government Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         (93) $         (91) $           3  $         512  $   1,850,247  $   1,033,374
Net realized gains (losses)                           -              -             18          1,915      1,031,952      5,458,788
Change in unrealized gains (losses)                   -              -             20           (769)    (2,056,524)    (6,487,056)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                  (93)           (91)            41          1,658        825,675          5,106
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                            288          2,238              -              -        478,318      2,360,846
Benefit payments                                      -              -              -              -     (1,232,852)    (2,353,805)
Payments on termination                            (295)             -              -              -     (6,731,768)   (16,262,525)
Contract maintenance charge                         (40)           (52)            (6)           (18)      (113,073)      (150,852)
Transfers among the sub-accounts
   and with the Fixed Account - net               3,940          4,940             40       (108,350)   (10,247,975)   (42,234,663)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                     3,893          7,126             34       (108,368)   (17,847,350)   (58,640,999)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                 3,800          7,035             75       (106,710)   (17,021,675)   (58,635,893)

NET ASSETS AT BEGINNING OF PERIOD                13,921          6,886          1,220        107,930     83,024,615    141,660,508
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $      17,721  $      13,921  $       1,295  $       1,220  $  66,002,940  $  83,024,615
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      1,402            688            110         10,070      6,916,063     11,733,079
         Units issued                               428          1,489              4             19        782,562      3,334,110
         Units redeemed                             (34)          (775)            (1)        (9,979)    (2,251,817)    (8,151,126)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period             1,796          1,402            113            110      5,446,808      6,916,063
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Capital Appreciation      VT Capital Opportunities         VT Discovery Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (219,014) $    (190,333) $      75,590  $      (6,124) $    (260,812) $    (240,827)
Net realized gains (losses)                     170,031       (276,296)        65,241        444,947        341,209       (127,913)
Change in unrealized gains (losses)           2,028,414      3,350,749        280,417         92,808      1,003,236      4,930,452
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            1,979,431      2,884,120        421,248        531,631      1,083,633      4,561,712
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         65,047        237,615         12,298         29,959        228,581        414,832
Benefit payments                               (122,409)      (276,935)             -              -       (167,050)      (221,895)
Payments on termination                      (1,004,665)      (999,912)      (162,317)       (26,400)    (1,119,313)    (1,102,305)
Contract maintenance charge                     (31,018)       (28,962)        (5,436)          (840)       (50,718)       (51,245)
Transfers among the sub-accounts
   and with the Fixed Account - net             837,370      1,522,001      1,881,133        826,294       (614,280)       738,018
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (255,675)       453,807      1,725,678        829,013     (1,722,780)      (222,595)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,723,756      3,337,927      2,146,926      1,360,644       (639,147)     4,339,117

NET ASSETS AT BEGINNING OF PERIOD            15,652,558     12,314,631      1,360,644              -     19,925,067     15,585,950
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  17,376,314  $  15,652,558  $   3,507,570  $   1,360,644  $  19,285,920  $  19,925,067
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,142,408      2,074,730        105,298              -      4,414,466      4,496,968
         Units issued                           378,764        796,645        186,292        130,631        571,477      1,804,120
         Units redeemed                        (418,499)      (728,967)       (58,715)       (25,333)      (957,835)    (1,886,622)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,102,673      2,142,408        232,875        105,298      4,028,108      4,414,466
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                              VT The George
                                              VT Diversified Income           VT Equity Income            Putnam Fund of Boston
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   7,304,747  $   6,357,294  $    (202,706) $      (8,757) $   1,096,328  $   1,524,780
Net realized gains (losses)                     (43,652)       (97,158)       121,233       (303,183)     1,606,299       (429,878)
Change in unrealized gains (losses)            (539,586)     8,432,620      1,907,197        880,424     11,775,715     24,985,475
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            6,721,509     14,692,756      1,825,724        568,484     14,478,342     26,080,377
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        209,251      1,608,364        128,354        101,680     20,280,546     23,773,547
Benefit payments                             (1,820,250)    (1,869,622)       (88,434)             -     (3,280,992)    (2,950,256)
Payments on termination                      (7,797,771)    (7,507,148)    (1,020,089)      (201,919)   (16,354,483)   (14,350,158)
Contract maintenance charge                    (121,279)      (119,307)       (26,646)        (3,906)      (352,545)      (232,003)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,344,957      7,126,025     11,122,632      8,995,867     13,849,346     21,728,678
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (7,185,092)      (761,688)    10,115,817      8,891,722     14,141,872     27,969,808
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (463,583)    13,931,068     11,941,541      9,460,206     28,620,214     54,050,185

NET ASSETS AT BEGINNING OF PERIOD            91,661,844     77,730,776      9,460,206              -    206,715,911    152,665,726
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  91,198,261  $  91,661,844  $  21,401,747  $   9,460,206  $ 235,336,125  $ 206,715,911
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,447,263      7,476,961        785,589              -     19,241,611     16,695,134
         Units issued                         1,086,027      1,974,285      1,091,218        853,370      4,810,446      6,537,514
         Units redeemed                      (1,655,311)    (2,003,983)      (265,922)       (67,781)    (3,726,033)    (3,991,037)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,877,979      7,447,263      1,610,885        785,589     20,326,024     19,241,611
                                          =============  =============  =============  =============  =============  =============

(ai) For the period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                       VT
                                             Global Asset Allocation          VT Global Equity            VT Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)         2004           2003        2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     361,671  $     372,766  $     394,338  $    (183,279) $   1,366,320  $   2,220,382
Net realized gains (losses)                     (81,771)       266,789     (5,784,042)    (8,969,067)       254,025    (12,369,635)
Change in unrealized gains (losses)           1,842,499      3,731,948     11,735,759     21,961,064     54,884,017    136,014,092
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,122,399      4,371,503      6,346,055     12,808,718     56,504,362    125,864,839
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,646,075      3,402,391        160,693        424,925     15,803,634     34,308,678
Benefit payments                               (401,791)      (604,871)      (930,638)      (751,239)    (9,788,007)    (9,932,876)
Payments on termination                      (1,505,254)    (1,347,189)    (4,523,231)    (3,505,920)   (45,902,263)   (39,159,156)
Contract maintenance charge                     (50,747)       (24,331)      (111,266)      (111,349)    (1,024,086)      (858,302)
Transfers among the sub-accounts
   and with the Fixed Account - net           4,068,127      2,765,438       (835,047)    (2,270,193)       716,551     24,656,118
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 4,756,410      4,191,438     (6,239,489)    (6,213,776)   (40,194,171)     9,014,462
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             6,878,809      8,562,941        106,566      6,594,942     16,310,191    134,879,301

NET ASSETS AT BEGINNING OF PERIOD            23,895,573     15,332,632     57,064,982     50,470,040    621,221,069    486,341,768
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  30,774,382  $  23,895,573  $  57,171,548  $  57,064,982  $ 637,531,260  $ 621,221,069
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  2,429,076      1,970,218      8,402,139      9,465,093     65,333,304     65,676,437
         Units issued                           881,113        923,972        498,126        583,390      7,598,773     18,424,339
         Units redeemed                        (467,760)      (465,114)    (1,377,125)    (1,646,344)   (12,364,658)   (18,767,472)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         2,842,429      2,429,076      7,523,140      8,402,139     60,567,419     65,333,304
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             VT Growth Opportunities         VT Health Sciences               VT High Yield
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (376,319) $    (361,744) $    (946,480) $    (616,037) $   6,603,850  $   5,748,910
Net realized gains (losses)                  (2,631,997)    (4,688,671)    (1,131,006)    (3,089,358)       274,911     (2,334,306)
Change in unrealized gains (losses)           2,995,010     10,127,361      6,199,921     15,387,907      1,330,785     12,487,665
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (13,306)     5,076,946      4,122,435     11,682,512      8,209,546     15,902,269
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        275,332        509,300      2,460,135      5,208,331     11,553,643     15,319,911
Benefit payments                               (401,412)      (313,929)      (808,149)    (1,274,146)    (1,972,870)      (947,270)
Payments on termination                      (1,858,100)    (1,603,896)    (5,401,543)    (5,406,642)   (10,929,936)    (8,231,006)
Contract maintenance charge                     (61,605)       (67,054)      (185,852)      (172,640)      (171,908)      (115,497)
Transfers among the sub-accounts
   and with the Fixed Account - net              28,252       (156,337)    (2,241,895)    (2,525,284)    (6,696,425)    23,619,587
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,017,533)    (1,631,916)    (6,177,304)    (4,170,381)    (8,217,496)    29,645,725
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (2,030,839)     3,445,030     (2,054,869)     7,512,131         (7,950)    45,547,994

NET ASSETS AT BEGINNING OF PERIOD            28,238,487     24,793,457     81,155,476     73,643,345    100,371,328     54,823,334
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  26,207,648  $  28,238,487  $  79,100,607  $  81,155,476  $ 100,363,378  $ 100,371,328
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,714,327      7,152,418      7,855,738      8,375,150      8,620,367      6,086,178
         Units issued                         1,090,346      2,569,447        948,073      1,383,768      3,134,935      6,976,722
         Units redeemed                      (1,591,029)    (3,007,538)    (1,577,097)    (1,903,180)    (3,965,734)    (4,442,533)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         6,213,644      6,714,327      7,226,714      7,855,738      7,789,568      8,620,367
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                     VT                     VT International
                                                    VT Income               International Equity            Growth and Income
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   5,251,003  $   5,983,377  $     (28,509) $  (1,130,711) $     (43,717) $      49,861
Net realized gains (losses)                     485,147        918,775     (1,468,629)    (8,130,361)       162,863     (1,711,801)
Change in unrealized gains (losses)             (23,291)    (1,198,159)    32,952,687     56,570,417      7,735,708     11,893,404
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            5,712,859      5,703,993     31,455,549     47,309,345      7,854,854     10,231,464
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     14,774,931     26,759,536      9,970,017     18,310,234        126,346        442,922
Benefit payments                             (3,696,533)    (3,240,567)    (2,801,867)    (2,569,651)      (611,514)      (742,963)
Payments on termination                     (15,407,278)   (17,124,401)   (15,625,925)   (10,777,966)    (2,992,504)    (1,985,964)
Contract maintenance charge                    (365,012)      (271,403)      (407,774)      (295,539)       (82,789)       (62,605)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,902,951      7,615,668      4,670,309      2,520,739      8,769,366        577,096
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,790,941)    13,738,833     (4,195,240)     7,187,817      5,208,905     (1,771,514)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             2,921,918     19,442,826     27,260,309     54,497,162     13,063,759      8,459,950

NET ASSETS AT BEGINNING OF PERIOD           198,574,044    179,131,218    220,202,357    165,705,195     38,739,393     30,279,443
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 201,495,962  $ 198,574,044  $ 247,462,666  $ 220,202,357  $  51,803,152  $  38,739,393
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 16,918,492     15,330,936     24,057,658     23,689,221      3,946,447      4,192,609
         Units issued                         4,457,173      7,679,765      5,150,590     19,068,284      1,351,241        704,706
         Units redeemed                      (4,484,418)    (6,092,209)    (5,917,408)   (18,699,846)      (870,923)      (950,868)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period        16,891,247     16,918,492     23,290,840     24,057,659      4,426,765      3,946,447
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                VT International
                                                New Opportunities               VT Investors                VT Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)         2004        2003 (ai)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (101,806) $    (252,760) $  (1,496,761) $  (1,464,628) $     (70,330) $      (3,012)
Net realized gains (losses)                    (753,450)    (1,558,993)    (8,407,225)   (16,638,196)        70,057        (16,811)
Change in unrealized gains (losses)           3,985,343      9,033,116     27,915,870     54,736,882        882,514        251,099
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,130,087      7,221,363     18,011,884     36,634,058        882,241        231,276
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        389,132        393,995      1,865,995      6,574,432         53,283         72,571
Benefit payments                               (234,816)      (320,489)    (2,989,554)    (2,717,218)        (3,619)             -
Payments on termination                      (1,939,966)    (1,374,382)   (11,835,721)   (11,873,987)      (438,737)      (119,394)
Contract maintenance charge                     (76,743)       (79,106)      (335,255)      (316,668)        (9,602)        (1,559)
Transfers among the sub-accounts
   and with the Fixed Account - net             269,266     (1,403,364)    (3,759,231)    (5,052,680)     5,119,975      2,482,764
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (1,593,127)    (2,783,346)   (17,053,766)   (13,386,121)     4,721,300      2,434,382
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             1,536,960      4,438,017        958,118     23,247,937      5,603,541      2,665,658

NET ASSETS AT BEGINNING OF PERIOD            27,875,145     23,437,128    176,160,152    152,912,215      2,665,658              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  29,412,105  $  27,875,145  $ 177,118,270  $ 176,160,152  $   8,269,199  $   2,665,658
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  3,722,653      4,098,360     25,682,566     28,542,745        208,350              -
         Units issued                           456,758      1,804,495      1,525,429      2,945,957        476,283        244,801
         Units redeemed                        (646,231)    (2,180,202)    (4,143,534)    (5,806,136)      (117,121)       (36,451)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         3,533,180      3,722,653     23,064,461     25,682,566        567,512        208,350
                                          =============  =============  =============  =============  =============  =============

(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 VT Money Market            VT New Opportunities              VT New Value
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (666,937) $    (944,586) $  (1,765,617) $  (1,580,600) $    (708,402) $    (159,774)
Net realized gains (losses)                           -              -    (17,179,017)   (21,921,834)     2,113,380     (1,326,020)
Change in unrealized gains (losses)                   -              -     29,154,230     54,471,158     15,522,603     26,798,234
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                             (666,937)      (944,586)    10,209,596     30,968,724     16,927,581     25,312,440
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     21,953,300     52,885,030      2,654,430      8,552,900      7,852,394      9,512,247
Benefit payments                            (10,341,515)    (4,756,295)    (1,671,249)    (1,317,674)    (1,449,777)      (893,894)
Payments on termination                     (25,829,942)   (69,523,637)    (8,747,049)    (7,518,098)    (9,248,990)    (6,040,829)
Contract maintenance charge                    (154,437)      (136,356)      (318,362)      (289,948)      (256,085)      (168,103)
Transfers among the sub-accounts
   and with the Fixed Account - net           7,986,565     (3,185,344)    (5,786,283)    (2,301,990)    14,858,899      7,689,048
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (6,386,029)   (24,716,602)   (13,868,513)    (2,874,810)    11,756,441     10,098,469
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (7,052,966)   (25,661,188)    (3,658,917)    28,093,914     28,684,022     35,410,909

NET ASSETS AT BEGINNING OF PERIOD            84,932,362    110,593,550    132,129,575    104,035,661    115,022,414     79,611,505
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  77,879,396  $  84,932,362  $ 128,470,658  $ 132,129,575  $ 143,706,436  $ 115,022,414
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  8,105,737     10,197,873     20,300,740     21,510,981      9,235,243      8,497,521
         Units issued                        14,737,409     23,516,138      1,722,583      3,659,495      2,579,354      3,617,878
         Units redeemed                     (15,207,683)   (25,608,274)    (4,108,633)    (4,869,736)    (1,802,495)    (2,880,156)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,635,463      8,105,737     17,914,690     20,300,740     10,012,102      9,235,243
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    VT OTC &
                                                 Emerging Growth                 VT Research               VT Small Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003        2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (450,364) $    (432,530) $  (1,435,566) $  (1,008,880) $  (1,750,581) $  (1,336,800)
Net realized gains (losses)                  (5,327,081)   (13,033,243)    (2,115,577)    (4,509,141)     8,938,557      2,154,181
Change in unrealized gains (losses)           7,963,050     22,770,980      9,564,992     26,328,933     27,816,113     48,925,183
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            2,185,605      9,305,207      6,013,849     20,810,912     35,004,089     49,742,564
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        247,987        594,255      3,580,721      6,543,486      1,259,916      4,895,289
Benefit payments                               (409,789)      (628,274)    (1,461,656)    (1,291,630)    (1,422,470)    (1,669,240)
Payments on termination                      (2,234,153)    (2,025,857)    (7,265,572)    (6,372,445)   (12,313,303)    (9,074,862)
Contract maintenance charge                     (95,349)       (94,246)      (211,373)      (192,553)      (224,828)      (190,205)
Transfers among the sub-accounts
   and with the Fixed Account - net              23,002       (917,379)    (4,287,172)      (565,769)     2,013,637      8,723,129
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                (2,468,302)    (3,071,501)    (9,645,052)    (1,878,911)   (10,687,048)     2,684,111
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (282,697)     6,233,706     (3,631,203)    18,932,001     24,317,041     52,426,675

NET ASSETS AT BEGINNING OF PERIOD            34,595,330     28,361,624    108,191,049     89,259,048    152,270,964     99,844,289
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  34,312,633  $  34,595,330  $ 104,559,846  $ 108,191,049  $ 176,588,005  $ 152,270,964
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  9,069,827      9,824,439     12,609,794     13,154,524     10,164,477      9,542,090
         Units issued                         1,380,639      3,078,664      1,514,408      2,148,365      2,228,429     14,827,997
         Units redeemed                      (1,914,018)    (3,833,276)    (2,726,926)    (2,693,096)    (2,866,974)   (14,205,611)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,536,448      9,069,827     11,397,276     12,609,793      9,525,932     10,164,476
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  VT Utilities
                                                Growth and Income                 VT Vista                     VT Voyager
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)      2004 (aj)      2003 (aj)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     338,989  $     815,315  $  (1,248,547) $    (981,878) $  (4,508,175) $  (3,488,464)
Net realized gains (losses)                  (1,521,911)    (2,979,694)    (4,828,528)    (8,433,639)   (27,425,827)   (30,482,840)
Change in unrealized gains (losses)           9,273,013      9,649,335     20,237,022     28,893,477     44,602,190    103,395,606
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            8,090,091      7,484,956     14,159,947     19,477,960     12,668,188     69,424,302
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      2,142,740      2,386,448      2,660,800      7,377,448     16,329,463     39,312,169
Benefit payments                             (1,019,382)      (671,517)    (1,302,729)    (1,479,554)    (5,261,585)    (4,629,661)
Payments on termination                      (2,849,055)    (2,510,508)    (5,541,510)    (4,742,150)   (27,939,482)   (22,544,959)
Contract maintenance charge                     (64,286)       (51,266)      (208,734)      (153,785)      (804,094)      (612,207)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,470,940         75,171      2,604,344      5,470,001     (1,735,953)    19,692,527
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (319,043)      (771,672)    (1,787,829)     6,471,960    (19,411,651)    31,217,869
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             7,771,048      6,713,284     12,372,118     25,949,920     (6,743,463)   100,642,171

NET ASSETS AT BEGINNING OF PERIOD            40,109,492     33,396,208     85,717,895     59,767,975    392,808,399    292,166,228
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  47,880,540  $  40,109,492  $  98,090,013  $  85,717,895  $ 386,064,936  $ 392,808,399
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  4,725,956      5,010,890     11,475,072     10,931,240     51,673,651     49,651,825
         Units issued                           961,066        689,281      1,780,799      3,038,847      8,783,212     17,967,562
         Units redeemed                      (1,115,369)      (974,214)    (2,237,913)    (2,495,015)   (12,600,187)   (15,945,736)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         4,571,653      4,725,957     11,017,958     11,475,072     47,856,676     51,673,651
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Salomon                       Salomon
                                                                              Brothers Variable             Brothers Variable
                                              Rydex Variable Trust            Series Funds Inc.             Series Funds Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Rydex OTC                    All Cap (r)                    Investors
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003       2004 (a) (o)     2003 (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $         (57) $         (59) $          36  $           -
Net realized gains (losses)                          (1)            (1)             9             (7)             1              -
Change in unrealized gains (losses)                   5             16            439          1,629            630              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                                    4             15            391          1,563            667              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              -              -             72             72             56              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                               -              -              -              -              -              -
Contract maintenance charge                           -              -             (6)            (6)            (5)             -
Transfers among the sub-accounts
   and with the Fixed Account - net                   -              1              3            (28)         7,093              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                         -              1             69             38          7,144              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     4             16            460          1,601          7,811              -

NET ASSETS AT BEGINNING OF PERIOD                    51             35          5,799          4,198              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $          55  $          51  $       6,259  $       5,799  $       7,811  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          4              4            515            511              -              -
         Units issued                                 -              -              7              8            716              -
         Units redeemed                               -              -             (1)            (4)            (2)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period                 4              4            521            515            714              -
                                          =============  =============  =============  =============  =============  =============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Capital Appreciation         STI Growth & Income        STI International Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      (7,015) $        (923) $      (3,314) $          19  $         112  $           -
Net realized gains (losses)                       2,828             19          3,098             73            100              -
Change in unrealized gains (losses)              28,971         13,603         87,472          8,731          3,780             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               24,784         12,699         87,256          8,823          3,992             28
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        244,777        144,017        629,231         46,223         19,365              -
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (29,846)           (91)       (21,114)          (640)          (564)          (104)
Contract maintenance charge                      (1,313)             -           (706)             -             (3)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             109,154         97,141         94,244         62,253         12,816          1,067
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   322,772        241,067        701,655        107,836         31,614            963
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               347,556        253,766        788,911        116,659         35,606            991

NET ASSETS AT BEGINNING OF PERIOD               253,766              -        116,659              -            991              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $     601,322  $     253,766  $     905,570  $     116,659  $      36,597  $         991
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     23,675              -         10,281              -             81              -
         Units issued                            35,107         24,951         65,691         10,623          2,722             87
         Units redeemed                          (5,347)        (1,276)        (4,949)          (342)          (257)            (6)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            53,435         23,675         71,023         10,281          2,546             81
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           STI Classic Variable Trust    STI Classic Variable Trust    STI Classic Variable Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            STI Investment Grade Bond        STI Mid-Cap Equity        STI Small Cap Value Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004        2003 (al)         2004        2003 (al)         2004        2003 (al)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      10,423  $         410  $      (2,859) $          97  $      (4,546) $        (152)
Net realized gains (losses)                        (642)             8          2,156            351         11,279            243
Change in unrealized gains (losses)              11,073            227         50,669          8,098         80,848          8,969
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               20,854            645         49,966          8,546         87,581          9,060
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        653,329         73,153        182,015         79,693        408,294         40,929
Benefit payments                                      -              -              -              -        (97,474)             -
Payments on termination                         (33,643)          (480)        (7,036)             -        (11,841)          (659)
Contract maintenance charge                        (815)             -           (660)             -           (614)             -
Transfers among the sub-accounts
   and with the Fixed Account - net             312,701         43,124         87,827         43,108         77,389         35,510
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                   931,572        115,797        262,146        122,801        375,754         75,780
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               952,426        116,442        312,112        131,347        463,335         84,840

NET ASSETS AT BEGINNING OF PERIOD               116,442              -        131,347              -         84,840              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   1,068,868  $     116,442  $     443,459  $     131,347  $     548,175  $      84,840
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     11,633              -         11,494              -          6,943              -
         Units issued                            99,937         11,684         24,317         11,536         40,811          7,596
         Units redeemed                          (7,336)           (51)        (2,009)           (42)       (11,050)          (653)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           104,234         11,633         33,802         11,494         36,704          6,943
                                          =============  =============  =============  =============  =============  =============

(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                          The Universal                     The Universal
                                   STI Classic Variable Trust       Institutional Funds, Inc.         Institutional Funds, Inc.
                                           Sub-Account                     Sub-Account                       Sub-Account
                                  ----------------------------  --------------------------------  --------------------------------
                                                                           Van Kampen                        Van Kampen
                                     STI Value Income Stock      UIF Emerging Markets Equity (s)       UIF Equity Growth (t)
                                  ----------------------------  --------------------------------  --------------------------------
                                       2004        2003 (al)         2004               2003       2004 (h) (j) (m)   2003
                                  -------------  -------------  -------------      -------------  -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)      $         265  $          41  $    (350,390)     $    (402,274) $        (874,916) $    (784,575)
Net realized gains (losses)               1,889             52      1,884,829          1,968,347         (3,406,840)    (7,570,044)
Change in unrealized gains
   (losses)                              63,136          3,421      5,688,081          9,951,847          8,134,798     18,904,775
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net
   assets from operations                65,290          3,514      7,222,520         11,517,920          3,853,042     10,550,156
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                531,390         32,697        413,262          1,465,997            656,157      1,332,912
Benefit payments                              -              -       (456,473)          (234,929)        (1,049,469)    (1,131,646)
Payments on termination                 (38,296)          (640)    (4,559,055)        (1,336,257)        (6,933,278)    (4,152,530)
Contract maintenance charge                (150)             -        (17,422)           (13,979)           (62,969)       (30,459)
Transfers among the sub-accounts
   and with the Fixed
   Account - net                         72,932          2,973      6,893,459            546,435         16,809,762      2,166,207
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in net assets
   from contract transactions           565,876         35,030      2,273,771            427,267          9,420,203     (1,815,516)
                                  -------------  -------------  -------------      -------------  -----------------  -------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I
   (see note 1)                               -              -              -                  -                  -              -
                                  -------------  -------------  -------------      -------------  -----------------  -------------

INCREASE (DECREASE) IN NET ASSETS       631,166         38,544      9,496,291         11,945,187         13,273,245      8,734,640

NET ASSETS AT BEGINNING OF PERIOD        38,544              -     33,517,013         21,571,826         56,334,263     47,599,623
                                  -------------  -------------  -------------      -------------  -----------------  -------------

NET ASSETS AT END OF PERIOD       $     669,710  $      38,544  $  43,013,304      $  33,517,013  $      69,607,508  $  56,334,263
                                  =============  =============  =============      =============  =================  =============

UNITS OUTSTANDING
   Units outstanding at beginning
      of period                           3,427              -      3,701,529          3,527,641          7,318,516      7,462,039
         Units issued                    53,968          3,488      3,487,712         40,625,662          4,801,364      2,795,881
         Units redeemed                  (4,883)           (61)    (3,269,578)       (40,451,774)        (3,892,540)    (2,939,404)
                                  -------------  -------------  -------------      -------------  -----------------  -------------
   Units outstanding at end of
      period                             52,512          3,427      3,919,663          3,701,529          8,227,340      7,318,516
                                  =============  =============  =============      =============  =================  =============

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal                 The Universal
                                            Institutional Funds, Inc.     Institutional Funds, Inc.     Institutional Funds, Inc.
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                         -----------------------------  ----------------------------  ----------------------------
                                                                               Van Kampen UIF                  Van Kampen
                                         Van Kampen UIF High Yield (u)    International Magnum (v)       UIF Mid Cap Growth (w)
                                         -----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                         --------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $       15,340  $      (3,796) $     378,632  $    (338,048) $    (521,731) $    (271,789)
Net realized gains (losses)                         825            322        972,311      1,670,580      2,140,327        901,032
Change in unrealized gains (losses)               9,406         53,246      3,220,965      6,293,183      4,139,567      4,776,780
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                               25,571         49,772      4,571,908      7,625,715      5,758,163      5,406,023
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             48          1,698        574,612      1,106,327        652,683      2,615,947
Benefit payments                                      -              -       (367,373)      (278,424)      (276,555)       (45,772)
Payments on termination                            (736)             -     (3,398,771)    (1,805,815)    (3,562,134)    (1,107,052)
Contract maintenance charge                         (42)           (29)       (12,834)       (10,898)       (10,287)        (4,580)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (30)       163,418      4,132,182      2,804,101      7,844,144     12,703,433
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                      (760)       165,087        927,816      1,815,291      4,647,851     14,161,976
                                         --------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                         --------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                24,811        214,859      5,499,724      9,441,006     10,406,014     19,567,999

NET ASSETS AT BEGINNING OF PERIOD               326,201        111,342     28,528,771     19,087,765     26,112,011      6,544,012
                                         --------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $      351,012  $     326,201  $  34,028,495  $  28,528,771  $  36,518,025  $  26,112,011
                                         ==============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     27,527         11,634      3,575,949      2,992,918      2,559,007        894,727
         Units issued                                 4         16,003      3,424,110     37,116,116      3,495,220      9,473,810
         Units redeemed                             (65)          (110)    (3,294,639)   (36,533,085)    (3,061,880)    (7,809,530)
                                         --------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            27,466         27,527      3,705,420      3,575,949      2,992,347      2,559,007
                                         ==============  =============  =============  =============  =============  =============

(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                 The Universal          The Universal Institutional
                                            Institutional Funds, Inc.     Institutional Funds, Inc.      Funds, Inc. (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  -----------------------------
                                                   Van Kampen                    Van Kampen             UIF Active International
                                           UIF U.S. Mid Cap Value (x)     UIF U.S. Real Estate (y)        Allocation (Class II)
                                          ----------------------------  ----------------------------  -----------------------------
                                           2004 (k) (n)       2003           2004           2003        2004 (am)    2003 (aj) (am)
                                          -------------  -------------  -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (2,059,969) $  (1,486,913) $       5,266  $    (840,864) $           -  $       41,256
Net realized gains (losses)                   3,541,764        255,782      5,538,984      2,664,302              -         246,620
Change in unrealized gains (losses)          14,470,250     31,834,886     13,572,756     14,372,353              -             395
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from operations                           15,952,045     30,603,755     19,117,006     16,195,791              -         288,271
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,353,374      3,508,748        525,304      2,321,398              -       2,380,077
Benefit payments                             (1,372,153)      (955,420)    (1,308,439)    (1,005,978)             -          (5,819)
Payments on termination                      (9,872,117)    (5,873,680)    (6,908,907)    (4,534,066)             -         (20,976)
Contract maintenance charge                     (83,481)       (34,986)       (24,071)       (22,313)             -               -
Transfers among the sub-accounts
   and with the Fixed Account - net          20,790,381     11,216,606        106,629      4,633,158              -      (2,656,547)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in net assets
   from contract transactions                10,816,004      7,861,268     (7,609,484)     1,392,199              -        (303,265)
                                          -------------  -------------  -------------  -------------  -------------  --------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -               -
                                          -------------  -------------  -------------  -------------  -------------  --------------

INCREASE (DECREASE) IN NET ASSETS            26,768,049     38,465,023     11,507,522     17,587,990              -         (14,994)

NET ASSETS AT BEGINNING OF PERIOD           113,886,269     75,421,246     61,625,979     44,037,989              -          14,994
                                          -------------  -------------  -------------  -------------  -------------  --------------

NET ASSETS AT END OF PERIOD               $ 140,654,318  $ 113,886,269  $  73,133,501  $  61,625,979  $           -  $            -
                                          =============  =============  =============  =============  =============  ==============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 11,859,055     10,940,690      3,882,176      3,777,522              -           1,462
         Units issued                         6,697,365     17,593,565      1,405,116     11,332,008              -         855,383
         Units redeemed                      (5,636,590)   (16,675,200)    (1,849,491)   (11,227,354)             -        (856,845)
                                          -------------  -------------  -------------  -------------  -------------  --------------
   Units outstanding at end of period        12,919,830     11,859,055      3,437,801      3,882,176              -               -
                                          =============  =============  =============  =============  =============  ==============

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(am) For the period beginning January 1, 2003 and ended October 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional     The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                     Sub-Account
                                         ----------------------------  ------------------------------  ----------------------------
                                            Van Kampen UIF Emerging       Van Kampen UIF Emerging        Van Kampen UIF Equity and
                                          Markets Debt (Class II) (z)  Markets Equity (Class II) (aa)      Income (Class II) (ab)
                                         ----------------------------  ------------------------------  ----------------------------
                                           2004 (aj)      2003 (aj)         2004          2003 (ai)         2004        2003 (ai)
                                         -------------  -------------  -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $     591,631  $     (22,599) $     (64,825)   $     (17,876) $    (204,554) $      (5,510)
Net realized gains (losses)                    373,058          6,543        135,766           24,263        113,522         23,823
Change in unrealized gains (losses)            343,544        246,926      1,262,961          533,279      1,713,143        457,181
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           1,308,233        230,870      1,333,902          539,666      1,622,111        475,494
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     8,568,960      3,175,109      2,272,658        2,608,320     10,850,041      4,688,295
Benefit payments                              (272,638)        (2,276)      (216,678)               -       (146,949)       (50,452)
Payments on termination                       (289,698)       (34,851)       (94,415)          (7,043)      (297,497)       (35,134)
Contract maintenance charge                    (21,546)             -        (24,065)               -        (26,289)             -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,581,292        926,914      1,153,358          901,767      4,800,440      1,415,996
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions               11,566,370      4,064,896      3,090,858        3,503,044     15,179,746      6,018,705
                                         -------------  -------------  -------------    -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -                -              -              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           12,874,603      4,295,766      4,424,760        4,042,710     16,801,857      6,494,199

NET ASSETS AT BEGINNING OF PERIOD            4,296,129            363      4,042,710                -      6,494,199              -
                                         -------------  -------------  -------------    -------------  -------------  -------------

NET ASSETS AT END OF PERIOD              $  17,170,732  $   4,296,129  $   8,467,470    $   4,042,710  $  23,296,056  $   6,494,199
                                         =============  =============  =============    =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   347,124             33        272,082                -        560,619              -
         Units issued                        1,103,922        407,679        319,568          301,317      1,648,550        592,278
         Units redeemed                       (203,049)       (60,588)      (120,343)         (29,235)      (274,415)       (31,659)
                                         -------------  -------------  -------------    -------------  -------------  -------------
   Units outstanding at end of period        1,247,997        347,124        471,307          272,082      1,934,754        560,619
                                         =============  =============  =============    =============  =============  =============

(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          The Universal Institutional   The Universal Institutional   The Universal Institutional
                                            Funds, Inc. (Class II)        Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                        -----------------------------  ----------------------------  ------------------------------
                                                Van Kampen UIF             Van Kampen UIF Global            Van Kampen UIF
                                        Equity Growth (Class II) (ac)    Franchise (Class II) (ad)   Mid Cap Growth (Class II) (ae)
                                        -----------------------------  ----------------------------  ------------------------------
                                             2004         2003 (ai)         2004        2003 (ai)         2004          2003 (ai)
                                        --------------  -------------  -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $     (180,848) $     (35,657) $    (314,943) $     (36,149) $    (275,913)   $     (54,109)
Net realized gains (losses)                     78,446         20,807        323,134         36,308        211,361           41,197
Change in unrealized gains (losses)          1,054,781        464,623      2,571,237        832,831      2,991,681          886,964
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from operations                             952,379        449,773      2,579,428        832,990      2,927,129          874,052
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     5,585,912      5,193,665     14,305,281      6,558,012      4,945,661        7,322,535
Benefit payments                               (36,238)             -       (177,027)             -       (143,790)               -
Payments on termination                       (417,914)       (39,123)      (415,145)       (27,410)      (627,560)         (47,931)
Contract maintenance charge                    (40,290)             -        (62,573)             -        (67,066)               -
Transfers among the sub-accounts
   and with the Fixed Account - net          3,593,679      1,425,874      7,057,395      1,893,480      3,722,983        2,113,266
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in net assets
   from contract transactions                8,685,149      6,580,416     20,707,931      8,424,082      7,830,228        9,387,870
                                        --------------  -------------  -------------  -------------  -------------    -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                   -              -              -              -              -                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

INCREASE (DECREASE) IN NET ASSETS            9,637,528      7,030,189     23,287,359      9,257,072     10,757,357       10,261,922

NET ASSETS AT BEGINNING OF PERIOD            7,030,189              -      9,257,072              -     10,261,922                -
                                        --------------  -------------  -------------  -------------  -------------    -------------

NET ASSETS AT END OF PERIOD             $   16,667,717  $   7,030,189  $  32,544,431  $   9,257,072  $  21,019,279    $  10,261,922
                                        ==============  =============  =============  =============  =============    =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   601,959              -        758,267              -        785,250                -
         Units issued                        1,202,015        673,037      2,083,823        822,730        897,094          891,430
         Units redeemed                       (393,258)       (71,078)      (359,954)       (64,463)      (334,011)        (106,180)
                                        --------------  -------------  -------------  -------------  -------------    -------------
   Units outstanding at end of period        1,410,716        601,959      2,482,136        758,267      1,348,333          785,250
                                        ==============  =============  =============  =============  =============    =============

(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           The Universal Institutional    The Universal Institutional   The Universal Institutional
                                             Funds, Inc. (Class II)         Funds, Inc. (Class II)        Funds, Inc. (Class II)
                                                   Sub-Account                    Sub-Account                   Sub-Account
                                          -----------------------------  ----------------------------  ----------------------------
                                           Van Kampen UIF Small Company   Van Kampen UIF U.S. Mid Cap       Van Kampen UIF U.S.
                                              Growth (Class II) (af)         Value (Class II) (ag)      Real Estate (Class II) (ah)
                                          -----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)    2003 (ai) (aj)       2004        2003 (ai)      2004 (aj)      2003 (aj)
                                          -------------  --------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (340,619) $      (64,322) $    (492,201) $     (89,384) $      (5,425) $    (108,078)
Net realized gains (losses)                     918,626         250,094        228,843         22,693      1,695,810         59,517
Change in unrealized gains (losses)           2,661,835         924,840      4,292,206      1,830,100     11,930,936      2,055,645
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            3,239,842       1,110,612      4,028,848      1,763,409     13,621,321      2,007,084
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      4,528,015       9,651,571     11,541,256     12,547,868     24,103,972     11,376,498
Benefit payments                               (300,372)         (5,167)      (277,808)        (5,063)      (171,654)       (20,033)
Payments on termination                        (481,031)        (44,443)      (743,368)       (78,597)    (1,253,406)       (84,916)
Contract maintenance charge                     (81,072)            (10)      (106,999)             -       (100,449)        (1,879)
Transfers among the sub-accounts
   and with the Fixed Account - net           2,950,695       3,349,539      6,469,009      3,896,590      7,968,709      5,122,638
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,616,235      12,951,490     16,882,090     16,360,798     30,547,172     16,392,308
                                          -------------  --------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -               -               -              -              -              -
                                          -------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,856,077      14,062,102     20,910,938     18,124,207     44,168,493     18,399,392

NET ASSETS AT BEGINNING OF PERIOD            14,062,102               -     18,124,207              -     18,566,574        167,182
                                          -------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  23,918,179  $   14,062,102  $  39,035,145  $  18,124,207  $  62,735,067  $  18,566,574
                                          =============  ==============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,035,680               -      1,356,453              -      1,366,099         15,619
         Units issued                           763,300       1,082,052      1,802,261      1,430,131      2,805,360      1,474,721
         Units redeemed                        (291,857)        (46,373)      (449,622)       (73,678)      (754,558)      (124,241)
                                          -------------  --------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,507,123       1,035,679      2,709,092      1,356,453      3,416,901      1,366,099
                                          =============  ==============  =============  =============  =============  =============

(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen Life               Van Kampen Life               Van Kampen Life
                                                Investment Trust              Investment Trust              Investment Trust
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Comstock               LIT Emerging Growth             LIT Government
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004           2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (464,843) $    (257,752) $  (1,331,424) $  (1,380,987) $      55,756  $      48,690
Net realized gains (losses)                   3,030,954      1,372,946     (8,696,070)   (16,779,056)        (3,903)        (2,588)
Change in unrealized gains (losses)          10,636,028     10,051,964     14,002,196     38,351,461         (3,290)       (45,330)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                           13,202,139     11,167,158      3,974,702     20,191,418         48,563            772
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      1,941,182      3,281,608        444,949      1,233,393         64,870         84,706
Benefit payments                             (1,601,678)      (112,608)    (1,198,462)    (1,295,881)        (1,504)             -
Payments on termination                     (11,944,457)    (3,764,646)   (10,440,981)    (7,500,061)      (109,603)       (81,596)
Contract maintenance charge                     (38,420)       (19,723)       (68,696)       (80,227)        (1,086)        (1,309)
Transfers among the sub-accounts
   and with the Fixed Account - net          41,973,620     29,256,770     (6,676,833)    (2,643,741)       504,680        192,894
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                30,330,247     28,641,401    (17,940,023)   (10,286,517)       457,357        194,695
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            43,532,386     39,808,559    (13,965,321)     9,904,901        505,920        195,467

NET ASSETS AT BEGINNING OF PERIOD            62,969,023     23,160,464     95,881,127     85,976,226      1,491,153      1,295,686
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $ 106,501,409  $  62,969,023  $  81,915,806  $  95,881,127  $   1,997,073  $   1,491,153
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  5,975,887      2,807,188     11,682,750     12,789,050        139,568        121,786
         Units issued                         7,781,072      9,605,936      5,504,291     10,268,355         64,958         82,749
         Units redeemed                      (5,021,342)    (6,437,237)    (7,572,571)   (11,374,655)       (22,726)       (64,967)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         8,735,617      5,975,887      9,614,470     11,682,750        181,800        139,568
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Van Kampen                    Van Kampen
                                                 Van Kampen Life               Life Investment               Life Investment
                                                Investment Trust              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                               LIT Aggressive
                                                LIT Money Market              Growth (Class II)          LIT Comstock (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2004           2003       2004 (e) (l)    2003 (ai)         2004          2003
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (16,345) $     (26,151) $    (245,979) $     (16,171) $  (1,951,674) $    (909,553)
Net realized gains (losses)                           -              -         71,071          2,875      3,155,244        527,332
Change in unrealized gains (losses)                   -              -      2,320,351        232,685     27,176,662     22,205,550
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                              (16,345)       (26,151)     2,145,443        219,389     28,380,232     21,823,329
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        228,366        424,407      1,949,664      2,640,616     39,031,601     43,824,914
Benefit payments                                (21,103)             -       (146,686)             -     (2,200,044)      (793,736)
Payments on termination                        (734,182)      (889,453)      (579,802)        (8,520)    (7,455,119)    (2,467,782)
Contract maintenance charge                     (12,021)        (9,944)       (46,940)             -       (315,950)       (14,804)
Transfers among the sub-accounts
   and with the Fixed Account - net              46,935       (709,123)    14,134,722        835,275     41,439,920     36,259,338
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                  (492,005)    (1,184,113)    15,310,958      3,467,371     70,500,408     76,807,930
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              (508,350)    (1,210,264)    17,456,401      3,686,760     98,880,640     98,631,259

NET ASSETS AT BEGINNING OF PERIOD             2,988,509      4,198,773      3,686,760              -    137,393,163     38,761,904
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $   2,480,159  $   2,988,509  $  21,143,161  $   3,686,760  $ 236,273,803  $ 137,393,163
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    277,539        387,151        287,541              -     12,465,747      4,820,965
         Units issued                           210,417        271,807      2,524,606        296,142      9,271,887      9,858,734
         Units redeemed                        (256,493)      (381,419)    (1,038,315)        (8,601)    (3,433,384)    (2,213,952)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           231,463        277,539      1,773,832        287,541     18,304,250     12,465,747
                                          =============  =============  =============  =============  =============  =============

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Van Kampen                    Van Kampen                    Van Kampen
                                                 Life Investment               Life Investment               Life Investment
                                                Trust (Class II)              Trust (Class II)              Trust (Class II)
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  LIT Emerging                 LIT Growth and                      LIT
                                                Growth (Class II)             Income (Class II)          Money Market (Class II)
                                          ----------------------------  ----------------------------  ----------------------------
                                            2004 (aj)      2003 (aj)      2004 (aj)         2003           2004        2003 (an)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $  (1,023,718) $    (642,002) $    (912,739) $    (276,999) $     (70,149) $           -
Net realized gains (losses)                     (33,914)      (635,487)     1,266,583        118,201              -              -
Change in unrealized gains (losses)           3,964,321      9,148,073     10,872,735      5,960,473              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from operations                            2,906,689      7,870,584     11,226,579      5,801,675        (70,149)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      8,290,755     16,084,026     32,748,763     36,135,500     14,925,855              -
Benefit payments                               (555,197)      (242,690)    (1,306,982)       (31,939)      (719,201)             -
Payments on termination                      (2,395,157)    (1,176,783)    (2,444,884)      (223,560)      (364,120)             -
Contract maintenance charge                    (105,107)       (13,084)      (271,428)        (1,969)        (1,160)             -
Transfers among the sub-accounts
   and with the Fixed Account - net           1,426,109      7,357,130     12,104,751     14,336,892      3,878,613              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
   from contract transactions                 6,661,403     22,008,599     40,830,220     50,214,924     17,719,987              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts retained
   in Allstate Financial Advisors
   Separate Account I (see note 1)                    -              -              -              -              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             9,568,092     29,879,183     52,056,799     56,016,599     17,649,838              -

NET ASSETS AT BEGINNING OF PERIOD            54,406,152     24,526,969     56,397,663        381,064              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $  63,974,244  $  54,406,152  $ 108,454,462  $  56,397,663  $  17,649,838  $           -
                                          =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  6,796,226      4,529,556      4,387,313         35,837              -              -
         Units issued                         1,795,187      3,437,688      4,954,943      4,690,124      2,741,008              -
         Units redeemed                      (1,457,458)    (1,171,018)    (1,815,690)      (338,648)      (957,220)             -
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         7,133,955      6,796,226      7,526,566      4,387,313      1,783,788              -
                                          =============  =============  =============  =============  =============  =============

(aj) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     In August 2004, the boards of directors of Allstate Life and Glenbrook Life and Annuity Company ("Glenbrook Life") approved the merger of Glenbrook Life into Allstate Life, which was effective January 1, 2005. In conjunction with the merger, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A merged with the Account. See Note 7 for further information.

     Allstate Life sells the following variable annuity contracts, collectively the Contracts, through the Account:

          SelectDirections                     Putnam Allstate Advisor
          Preferred Client Variable Annuity    Putnam Allstate Advisor Apex
          Allstate Advisor                     Putnam Allstate Advisor Plus
          Allstate Advisor Plus                Putnam Allstate Advisor Preferred
          Allstate Advisor Preferred

     The deposits are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Basic Value                                  (CONTINUED)
        AIM V.I. Capital Appreciation                            VIP Investment Grade Bond
        AIM V.I. Core Equity                                     VIP Overseas
        AIM V.I. Dent Demographics                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Diversified Income                           (SERVICE CLASS 2)
        AIM V.I. Growth                                          VIP Equity-Income (Service Class 2)
        AIM V.I. International Growth                            VIP Investment Grade Bond (Service Class 2)
        AIM V.I. Mid Cap Core Equity                             VIP Overseas (Service Class 2)
        AIM V.I. Premier Equity                              FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM VARIABLE INSURANCE FUNDS SERIES II                   PRODUCTS TRUST
        AIM V.I. Basic Value II                                  Franklin Growth and Income Securities
        AIM V.I. Capital Appreciation II                         Franklin High Income
        AIM V.I. Mid Cap Core Equity II                          Franklin Income Securities
        AIM V.I. Premier Equity II                               Franklin Large Cap Growth Securities
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   Franklin Small Cap
      FUND                                                       Franklin Small Cap Value Securities
        AllianceBernstein Growth                                 Franklin U.S. Government
        AllianceBernstein Growth & Income                        Mutual Shares Securities
        AllianceBernstein Premier Growth                         Templeton Developing Markets Securities
        AllianceBernstein Small Cap Value                        Templeton Foreign Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Templeton Global Income Securities
        VIP Contrafund                                       JANUS ASPEN SERIES
        VIP Growth                                               Capital Appreciation
        VIP High Income
        VIP Index 500

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                     MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Foreign Stock (Service Shares) (Previously             (CONTINUED)
           known as International Value (Service                 European Growth
           Shares))                                              Global Advantage
       Worldwide Growth (Service Shares)*                        Global Dividend Growth
     LAZARD RETIREMENT SERIES, INC.                              High Yield
       Emerging Markets                                          Income Builder
     LORD ABBETT SERIES FUND                                     Information
       All Value                                                 Limited Duration
       Bond-Debenture                                            Money Market
       Growth and Income                                         Pacific Growth (Closed on April 30, 2004)
       Growth Opportunities                                      Quality Income Plus
       Mid Cap Value                                             S&P 500 Index
     LSA VARIABLE SERIES TRUST                                   Strategist
       LSA Aggressive Growth (Merged into Van                    Utilities
           Kampen LIT Aggressive Growth (Class               MORGAN STANLEY VARIABLE INVESTMENT SERIES
           II) on April 30, 2004)                             (CLASS Y SHARES)
       LSA Balanced (Merged into OpCap Balanced                  Aggressive Equity (Class Y Shares)
           on April 30, 2004)                                    Dividend Growth (Class Y Shares)
       LSA Basic Value (Merged into AIM V.I. Basic               Equity (Class Y Shares)
           Value on April 30, 2004)                              European Growth (Class Y Shares)
       LSA Blue Chip (Merged into Van Kampen                     Global Advantage (Class Y Shares)
           UIF Equity Growth on April 30, 2004)                  Global Dividend Growth (Class Y Shares)
       LSA Capital Appreciation (Merged into                     High Yield (Class Y Shares)
           Capital Appreciation on April 30, 2004)               Income Builder (Class Y Shares)
       LSA Capital Growth (Merged into Van                       Information (Class Y Shares)
           Kampen UIF Equity Growth on April 30,                 Limited Duration (Class Y Shares)
           2004)                                                 Money Market (Class Y Shares)
       LSA Disciplined Equity (Merged into LSA                   Pacific Growth (Class Y Shares) (Closed on
           Equity Growth on April 30, 2003)                          April 30, 2004)
       LSA Diversified Mid Cap (Merged into Van                  Quality Income Plus (Class Y Shares)
           Kampen UIF U.S. Mid Cap Value on                      S&P 500 Index (Class Y Shares)
           April 30, 2004)                                       Strategist (Class Y Shares)
       LSA Emerging Growth Equity (Merged into                   Utilities (Class Y Shares)
           Van Kampen LIT Aggressive Growth                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           (Class II) on April 30, 2004)                         Oppenheimer Bond
       LSA Equity Growth (Merged into Van                        Oppenheimer Capital Appreciation
           Kampen UIF Equity Growth on                           Oppenheimer Global Securities
           April 30, 2004)                                       Oppenheimer High Income
       LSA Mid Cap Value (Merged into Van                        Oppenheimer Main Street Small Cap Growth
           Kampen UIF U.S. Mid Cap Value on                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
           April 30, 2004)                                    (SERVICE CLASS ("SC"))
       LSA Value Equity (Merged into Investors on                Oppenheimer Aggressive Growth (SC)
           April 30, 2004)                                       Oppenheimer Balanced (SC) (Previously
     MFS VARIABLE INSURANCE TRUST                                    known as Oppenheimer Multiple
       MFS Bond                                                      Strategies (SC))
       MFS High Income                                           Oppenheimer Bond (SC)
       MFS Investors Trust                                       Oppenheimer Capital Appreciation (SC)
       MFS New Discovery                                         Oppenheimer Global Securities (SC)
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                Oppenheimer High Income (SC)
       MFS New Discovery (Service Class)                         Oppenheimer Main Street (SC)
       MFS Utilities (Service Class)                             Oppenheimer Main Street Small Cap Growth
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                       (SC)
       Aggressive Equity                                         Oppenheimer Strategic Bond (SC)
       Dividend Growth
       Equity

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO ADVISORS VARIABLE INSURANCE TRUST                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       OpCap Balanced                                         (CONTINUED)
       OpCap Small Cap                                           Van Kampen UIF Equity Growth (Previously
       PEA Science and Technology                                    know as UIF Equity Growth)
     PIMCO VARIABLE INSURANCE TRUST                              Van Kampen UIF High Yield (Previously
       Foreign Bond                                                  known as UIF High Yield)
       Money Market                                              Van Kampen UIF International Magnum
       PIMCO Total Return                                            (Previously know as UIF International
     PUTNAM VARIABLE TRUST                                           Magnum)
       VT American Government Income                             Van Kampen UIF Mid Cap Growth
       VT Capital Appreciation                                       (Previously known as UIF Mid Cap
       VT Capital Opportunities                                      Growth)
       VT Discovery Growth                                       Van Kampen UIF U. S. Mid Cap Value
       VT Diversified Income                                         (Previously known as UIF Mid Cap
       VT Equity Income                                              Value)
       VT The George Putnam Fund of Boston                       Van Kampen UIF U. S. Real Estate
       VT Global Asset Allocation                                    (Previously known as UIF U. S. Real
       VT Global Equity                                              Estate)
       VT Growth and Income                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS
       VT Growth Opportunities                                II)
       VT Health Sciences                                        UIF Active International Allocation (Class II)
       VT High Yield                                                 (Closed October 31, 2003)
       VT Income                                                 Van Kampen UIF Emerging Markets Debt
       VT International Equity                                       (Class II) (Previously known as UIF
       VT International Growth and Income                            Emerging Markets Debt (Class II))
       VT International New Opportunities                        Van Kampen UIF Emerging Markets Equity
       VT Investors                                                  (Class II) (Previously know as UIF
       VT Mid Cap Value                                              Emerging Markets Equity (Class II))
       VT Money Market                                           Van Kampen UIF Equity and Income (Class
       VT New Opportunities                                          II) (Previously known as UIF Equity and
       VT New Value                                                  Income (Class II))
       VT OTC & Emerging Growth                                  Van Kampen UIF Equity Growth (Class II)
       VT Research                                                   (Previously known as UIF Equity Growth
       VT Small Cap Value                                            (Class II))
       VT Utilities Growth and Income                            Van Kampen UIF Global Franchise (Class II)
       VT Vista                                                      (Previously known as UIF Global
       VT Voyager                                                    Franchise (Class II))
     RYDEX VARIABLE TRUST                                        Van Kampen UIF Mid Cap Growth (Class II)
       Rydex OTC                                                     (Previously known as UIF Mid Cap
     SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.                    Growth (Class II))
       All Cap (Previously known as Variable All                 Van Kampen UIF Small Company Growth
           Cap)                                                      (Class II) (Previously known as UIF
       Investors                                                     Small Company Growth (Class II))
     STI CLASSIC VARIABLE TRUST                                  Van Kampen UIF U.S. Mid Cap Value (Class
       STI Capital Appreciation                                      II) (Previously known as UIF U.S. Mid
       STI Growth & Income                                           Cap Value (Class II))
       STI International Equity                                  Van Kampen UIF U.S. Real Estate (Class II)
       STI Investment Grade Bond                                     (Previously known as UIF U.S. Real
       STI Mid-Cap Equity                                            Estate (Class II))
       STI Small Cap Value Equity                            VAN KAMPEN LIFE INVESTMENT TRUST
       STI Value Income Stock                                    LIT Comstock
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                     LIT Emerging Growth
       Van Kampen UIF Emerging Markets Equity                    LIT Government
           (Previously known as UIF Emerging                     LIT Money Market
           Market Equity)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
       LIT Aggressive Growth (Class II)                       (CONTINUED)
       LIT Comstock (Class II)                                   LIT Growth and Income (Class II)
       LIT Emerging Growth (Class II)                            LIT Money Market (Class II)

     *Fund was available, but had no assets at December 31, 2004

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Allstate Life.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate Life made investments in the funds of LSA Variable Series Trust (the "Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate Life, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and the Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     On March 12, 2004, the Board of Directors of Allstate Life approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account. Allstate Life consummated the merger on May 1, 2004 and was accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141. Collectively, the Account, and the Separate Account A are referred to as the "ALIC Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on May 1, 2004, the Account offered 162 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     In accordance with SFAS No. 141, "Business Combinations", the statements of operations are presented as if merger occurred on January 1, 2004 and statements of changes in net assets of the Account are presented as if the merger occurred on January 1, 2003.

     The merger of the ALIC Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit fair values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account did not change as a result of the merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of May 1, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Basic Value                                   $             8,242    $                -      $            8,242
      AIM V. I. Capital Appreciation                                   32,630,079                     -              32,630,079
      AIM V. I. Core Equity                                             3,021,912                     -               3,021,912
      AIM V. I. Dent Demographics                                          12,653                     -                  12,653
      AIM V. I. Diversified Income                                      1,516,652                     -               1,516,652
      AIM V. I. Growth                                                 17,270,565                     -              17,270,565
      AIM V. I. International Growth                                    1,370,301                     -               1,370,301
      AIM V. I. Premier Equity                                         48,045,546                     -              48,045,546

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                         11,772,940                     -              11,772,940
      AIM V. I. Capital Appreciation II                                 5,696,176                     -               5,696,176
      AIM V. I. Premier Equity II                                       2,652,840                     -               2,652,840

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                         39,015,731                     -              39,015,731
      AllianceBernstein Growth & Income                               213,268,800                     -             213,268,800
      AllianceBernstein Premier Growth                                 41,288,116                     -              41,288,116
      AllianceBernstein Small Cap Value                                17,565,146                     -              17,565,146

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                    6,628,328                     -               6,628,328
      VIP Growth                                                        5,178,401                     -               5,178,401
      VIP High Income                                                   1,712,032                     -               1,712,032
      VIP Index 500                                                     7,096,160                     -               7,096,160
      VIP Investment Grade Bond                                         5,234,179                     -               5,234,179
      VIP Overseas                                                      1,840,334                     -               1,840,334

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                   2,183                     -                   2,183
      VIP Investment Grade Bond (Service Class 2)                          24,283                     -                  24,283
      VIP Overseas (Service Class 2)                                        6,965                     -                   6,965

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                             2,308,633            51,363,390              53,672,023
      Franklin Small Cap                                                        -             3,307,120               3,307,120
      Franklin Small Cap Value Securities                                 912,549            26,051,526              26,964,075
      Mutual Shares Securities                                          2,593,089            41,745,564              44,338,653
      Templeton Developing Markets Securities                             119,588             8,168,318               8,287,906

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
 (Continued)
      Templeton Foreign Securities                            $           864,724    $       15,088,867      $       15,953,591
      Templeton Global Income Securities                                        -             2,706,362               2,706,362

Janus Aspen Series
      Capital Appreciation                                                 16,632                     -                  16,632

Janus Aspen Series (Service Shares)
      Foreign Stock (Service Shares)                                       34,577                     -                  34,577

Lazard Retirement Series, Inc.
      Emerging Markets                                                      7,345                     -                   7,345

MFS Variable Insurance Trust
      MFS Bond                                                          3,165,377                     -               3,165,377
      MFS High Income                                                     887,801                     -                 887,801
      MFS Investors Trust                                               2,454,366                     -               2,454,366
      MFS New Discovery                                                 3,291,568                     -               3,291,568

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                     4,996                     -                   4,996
      MFS Utilities (Service Class)                                           118                     -                     118

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                37,635,854                     -              37,635,854
      Dividend Growth                                                 761,416,650                     -             761,416,650
      Equity                                                          542,283,302                     -             542,283,302
      European Growth                                                 171,555,402                     -             171,555,402
      Global Advantage                                                 23,318,853                     -              23,318,853
      Global Dividend Growth                                          206,473,203                     -             206,473,203
      High Yield                                                       50,222,526                     -              50,222,526
      Income Builder                                                   47,749,106                     -              47,749,106
      Information                                                       4,430,203                     -               4,430,203
      Limited Duration                                                 57,881,842                     -              57,881,842
      Money Market                                                    206,073,641                     -             206,073,641
      Quality Income Plus                                             312,187,318                     -             312,187,318
      S&P 500 Index                                                   124,928,370                     -             124,928,370
      Strategist                                                      342,428,663                     -             342,428,663
      Utilities                                                       153,342,800                     -             153,342,800

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                      $        24,004,226    $                -      $       24,004,226
      Dividend Growth (Class Y Shares)                                120,421,750                     -             120,421,750
      Equity (Class Y Shares)                                          99,138,191                     -              99,138,191
      European Growth (Class Y Shares)                                 36,598,965                     -              36,598,965
      Global Advantage (Class Y Shares)                                10,191,769                     -              10,191,769
      Global Dividend Growth (Class Y Shares)                          54,241,452                     -              54,241,452
      High Yield (Class Y Shares)                                      36,253,168                     -              36,253,168
      Income Builder (Class Y Shares)                                  43,446,521                     -              43,446,521
      Information (Class Y Shares)                                     12,226,723                     -              12,226,723
      Limited Duration (Class Y Shares)                               126,210,492                     -             126,210,492
      Money Market (Class Y Shares)                                    77,708,847                     -              77,708,847
      Quality Income Plus (Class Y Shares)                            143,849,245                     -             143,849,245
      S&P 500 Index (Class Y Shares)                                  134,219,364                     -             134,219,364
      Strategist (Class Y Shares)                                      89,403,498                     -              89,403,498
      Utilities (Class Y Shares)                                       25,832,140                     -              25,832,140

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                  5,116,127                     -               5,116,127
      Oppenheimer Capital Appreciation                                  6,675,181                     -               6,675,181
      Oppenheimer Global Securities                                     5,888,651                     -               5,888,651
      Oppenheimer High Income                                           1,805,333                     -               1,805,333
      Oppenheimer Main Street Small Cap Growth                          3,555,026                     -               3,555,026

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                  313,183             9,356,358               9,669,541
      Oppenheimer Balanced (SC)                                           841,019            23,623,330              24,464,349
      Oppenheimer Capital Appreciation (SC)                             1,062,009            26,921,997              27,984,006
      Oppenheimer Global Securities (SC)                                  281,453            20,167,127              20,448,580
      Oppenheimer High Income (SC)                                      1,002,184            19,847,486              20,849,670
      Oppenheimer Main Street (SC)                                      1,386,991            42,493,564              43,880,555
      Oppenheimer Main Street Small Cap Growth (SC)                       549,334            18,492,518              19,041,852
      Oppenheimer Strategic Bond (SC)                                   1,466,191            46,300,117              47,766,308

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Balanced                                          $             8,852    $                -      $            8,852
      OpCap Small Cap                                                       1,547                     -                   1,547
      PEA Science and Technology                                              508                     -                     508

PIMCO Variable Insurance Trust
      Foreign Bond                                                          1,730                     -                   1,730
      Money Market                                                         14,875                     -                  14,875
      PIMCO Total Return                                                    1,219                     -                   1,219

Putnam Variable Trust
      VT American Government Income                                             -            73,563,470              73,563,470
      VT Capital Appreciation                                                   -            15,851,891              15,851,891
      VT Capital Opportunities                                                  -             2,058,603               2,058,603
      VT Discovery Growth                                                       -            18,960,613              18,960,613
      VT Diversified Income                                                     -            91,676,550              91,676,550
      VT Equity Income                                                          -            13,742,925              13,742,925
      VT The George Putnam Fund of Boston                               8,568,945           203,651,524             212,220,469
      VT Global Asset Allocation                                           81,144            25,592,527              25,673,671
      VT Global Equity                                                          -            54,941,478              54,941,478
      VT Growth and Income                                             46,932,478           569,187,416             616,119,894
      VT Growth Opportunities                                                   -            27,045,083              27,045,083
      VT Health Sciences                                                  116,281            81,719,297              81,835,578
      VT High Yield                                                       634,962            96,580,803              97,215,765
      VT Income                                                           357,864           200,342,974             200,700,838
      VT International Equity                                          71,451,626           147,975,189             219,426,815
      VT International Growth and Income                                    4,338            40,405,745              40,410,083
      VT International New Opportunities                                        -            27,631,421              27,631,421
      VT Investors                                                        910,619           168,653,036             169,563,655
      VT Mid Cap Value                                                          -             4,547,062               4,547,062
      VT Money Market                                                     381,415            72,434,016              72,815,431
      VT New Opportunities                                                181,818           130,290,772             130,472,590
      VT New Value                                                        135,137           118,405,681             118,540,818
      VT OTC & Emerging Growth                                                  -            33,416,187              33,416,187
      VT Research                                                          37,961           106,216,300             106,254,261
      VT Small Cap Value                                               41,302,045           113,482,331             154,784,376
      VT Utilities Growth and Income                                       93,077            40,545,046              40,638,123
      VT Vista                                                            111,086            87,092,601              87,203,687
      VT Voyager                                                       47,298,446           337,642,341             384,940,787

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
      Rydex OTC                                               $                48    $                -      $               48

Salomon Brothers Variable Series Funds, Inc.
      Investors                                                             7,108                     -                   7,108
      Variable All Cap                                                      5,806                     -                   5,806

STI Classic Varible Trust
      STI Capital Appreciation                                            417,062                     -                 417,062
      STI Growth & Income                                                 446,138                     -                 446,138
      STI International Equity                                             11,842                     -                  11,842
      STI Investment Grade Bond                                           497,587                     -                 497,587
      STI Mid-Cap Equity                                                  300,396                     -                 300,396
      STI Small Cap Value Equity                                          351,261                     -                 351,261
      STI Value Income Stock                                              308,561                     -                 308,561

The Universal Institutional Funds, Inc.
      Van Kampen UIF Emerging Markets Equity                           37,420,451                     -              37,420,451
      Van Kampen UIF Equity Growth                                     56,614,487             5,455,811              62,070,298
      Van Kampen UIF High Yield                                           328,444                     -                 328,444
      Van Kampen UIF International Magnum                              29,622,410                     -              29,622,410
      Van Kampen UIF Mid Cap Growth                                    30,221,750                     -              30,221,750
      Van Kampen UIF Mid Cap Value                                    114,825,148            14,815,732             129,640,880
      Van Kampen UIF U. S. Real Estate                                 57,979,726                     -              57,979,726

The Universal Institutional Funds, Inc. (Class II)
      Van Kampen UIF Emerging Markets Debts (Class II)                  4,065,142             3,789,410               7,854,552
      Van Kampen UIF Emerging Markets Equity (Class II)                 5,725,825                     -               5,725,825
      Van Kampen UIF Equity and Income (Class II)                       8,247,475                     -               8,247,475
      Van Kampen UIF Equity Growth (Class II)                           9,345,326                     -               9,345,326
      Van Kampen UIF Global Franchise (Class II)                       15,872,369               528,521              16,400,890
      Van Kampen UIF Mid Cap Growth (Class II)                         14,067,842                     -              14,067,842
      Van Kampen UIF Small Company Growth (Class II)                   14,377,754             4,054,549              18,432,303
      Van Kampen UIF U.S. Mid Cap Value (Class II)                     24,642,839                     -              24,642,839
      Van Kampen UIF U.S. Real Estate (Class II)                       13,988,887            15,175,525              29,164,412

Van Kampen Life Investment Trust
      LIT Comstock                                                     74,184,553                     -              74,184,553
      LIT Emerging Growth                                              88,453,207                     -              88,453,207
      LIT Government                                                    1,620,237                     -               1,620,237
      LIT Money Market                                                  3,352,627                     -               3,352,627

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
                 GIVING EFFECT TO THE SEPARATE ACCOUNT A MERGER
                                   MAY 1, 2004

                                                                             Pre-Merger                         Post-Merger
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Allstate           Allstate Life              Allstate
                                                               Financial Advisors    Insurance Company       Financial Advisors
Sub-Account                                                    Separate Account I    Separate Account A      Separate Account I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                        $        10,592,813    $        7,185,479      $       17,778,292
      LIT Comstock (Class II)                                         165,300,139                     -             165,300,139
      LIT Emerging Growth (Class II)                                   45,450,130            11,276,875              56,727,005
      LIT Growth and Income (Class II)                                 39,645,201            38,251,135              77,896,336
      LIT Money Market (Class II)                                         801,053             4,053,379               4,854,432
                                                              -------------------    ------------------      ------------------

        Total net assets                                      $     5,672,856,310    $    3,363,872,942      $    9,036,729,252
                                                              ===================    ==================      ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                           Purchases
                                                                                        --------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value (a) (g)                                                     $        8,583
      AIM V. I. Capital Appreciation                                                        21,163,810
      AIM V. I. Core Equity                                                                    260,047
      AIM V. I. Dent Demographics                                                                  314
      AIM V. I. Diversified Income                                                             427,675
      AIM V. I. Growth                                                                      25,494,255
      AIM V. I. International Growth                                                           156,188
      AIM V. I. Mid Cap Core Equity (a)                                                     12,986,799
      AIM V. I. Premier Equity                                                              23,539,611

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V. I. Basic Value II                                                              10,658,957
      AIM V. I. Capital Appreciation II                                                      2,599,007
      AIM V. I. Mid Cap Core Equity II (a)                                                   2,643,110
      AIM V. I. Premier Equity II                                                            1,976,134

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
      AllianceBernstein Growth                                                              35,995,880
      AllianceBernstein Growth & Income                                                     48,224,022
      AllianceBernstein Premier Growth                                                      20,483,690
      AllianceBernstein Small Cap Value                                                     10,720,488

Investments in the Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Contrafund                                                                         1,691,907
      VIP Growth                                                                             1,089,314
      VIP High Income                                                                          611,775
      VIP Index 500                                                                          1,507,800
      VIP Investment Grade Bond                                                              1,925,154
      VIP Overseas                                                                             363,619

Investments in the Fidelity Variable Insurance Products Fund
   (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                          131
      VIP Investment Grade Bond (Service Class 2)                                                2,358
      VIP Overseas (Service Class 2)                                                               111

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
      Franklin Growth and Income Securities (b)                                             38,130,835
      Franklin High Income (a)                                                              33,599,477
      Franklin Income Securities (a)                                                        34,221,442
      Franklin Large Cap Growth Securities (c)                                               1,944,316

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c) For period beginning October 1, 2004 and ended December 31, 2004
(g) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small Cap                                                                $      268,926
      Franklin Small Cap Value Securities (b)                                               18,037,258
      Franklin U.S. Government (a)                                                           7,430,807
      Mutual Shares Securities (b)                                                          46,372,877
      Templeton Developing Markets Securities (b)                                            9,539,578
      Templeton Foreign Securities (b)                                                      33,002,180
      Templeton Global Income Securities                                                       868,205

Investments in the Janus Aspen Series Sub-Account:
      Capital Appreciation (a) (i)                                                              16,696

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
      Foreign Stock (Service Shares) (d)                                                            95

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                              79

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value (c)                                                                          1,877,451
      Bond-Debenture (c)                                                                     2,900,037
      Growth and Income (c)                                                                  4,093,119
      Growth Opportunites (c)                                                                  785,819
      Mid-Cap Value (c)                                                                      4,668,060

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth (b) (e)                                                          2,966,015
      LSA Balanced (f)                                                                             500
      LSA Basic Value (g)                                                                          166
      LSA Blue Chip (h)                                                                            187
      LSA Capital Appreciation (i)                                                                  11
      LSA Capital Growth (j)                                                                        19
      LSA Diversified Mid Cap (k)                                                                  613

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(d)  Previously known as International Value (Service Shares)
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the LSA Variable Series Trust Sub-Accounts (continued):
     LSA Emerging Growth Equity (l)                                                     $           12
     LSA Equity Growth (b) (m)                                                               2,249,179
     LSA Mid Cap Value (b) (n)                                                               5,052,020
     LSA Value Equity (o)                                                                           35

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                                1,108,959
     MFS High Income                                                                           321,472
     MFS Investors Trust                                                                       507,140
     MFS New Discovery                                                                         449,419

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Account:
     MFS Utilities (Service Class)                                                                   1

Investments in Morgan Stanley Variable Investment Series Sub-Accounts:
     Aggressive Equity                                                                      13,067,402
     Dividend Growth                                                                        31,702,162
     Equity                                                                                 19,262,386
     European Growth                                                                        14,398,017
     Global Advantage                                                                        4,359,642
     Global Dividend Growth                                                                 16,332,546
     High Yield                                                                             23,546,964
     Income Builder                                                                          7,566,574
     Information                                                                             6,255,478
     Limited Duration                                                                       26,632,522
     Money Market                                                                          310,885,663
     Pacific Growth (p)                                                                      4,376,860
     Quality Income Plus                                                                    66,702,031
     S&P 500 Index                                                                          43,635,926
     Strategist                                                                             18,399,083
     Utilities                                                                               9,251,283

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares)                                                      3,093,339
     Dividend Growth (Class Y Shares)                                                       26,380,260
     Equity (Class Y Shares)                                                                21,641,528
     European Growth (Class Y Shares)                                                       11,035,482
     Global Advantage (Class Y Shares)                                                       2,173,362

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(p)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Global Dividend Growth (Class Y Shares)                                            $   17,377,742
     High Yield (Class Y Shares)                                                            12,623,871
     Income Builder (Class Y Shares)                                                        11,539,848
     Information (Class Y Shares)                                                            1,864,587
     Limited Duration (Class Y Shares)                                                      36,707,309
     Money Market (Class Y Shares)                                                          87,283,125
     Pacific Growth (Class Y Shares) (p)                                                       762,874
     Quality Income Plus (Class Y Shares)                                                   61,115,710
     S&P 500 Index (Class Y Shares)                                                         30,617,648
     Strategist (Class Y Shares)                                                            13,545,451
     Utilities (Class Y Shares)                                                              4,054,523

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Bond                                                                          974,006
     Oppenheimer Capital Appreciation                                                          832,777
     Oppenheimer Global Securities                                                             600,064
     Oppenheimer High Income                                                                   720,255
     Oppenheimer Main Street Small Cap Growth                                                  739,095

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC) (b)                                                  6,682,714
     Oppenheimer Balanced (SC) (b) (q)                                                      17,383,295
     Oppenheimer Bond (SC) (c)                                                                 756,067
     Oppenheimer Capital Appreciation (SC) (b)                                              29,552,886
     Oppenheimer Global Securities (SC) (b)                                                 14,924,640
     Oppenheimer High Income (SC) (b)                                                       21,053,228
     Oppenheimer Main Street (SC) (b)                                                       23,949,427
     Oppenheimer Main Street Small Cap Growth (SC) (b)                                      16,456,016
     Oppenheimer Strategic Bond (SC) (b)                                                    48,695,776

Investments in PIMCO Advisors Variable Insurance Trust Sub-Accounts:
     OpCap Balanced (a) (f)                                                                      9,085
     OpCap Small Cap                                                                               249
     PEA Science and Technology                                                                     70

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(p)  For period beginning January 1, 2004 and ended April 30, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                      $          178
      Money Market                                                                               4,344
      Total Return                                                                                  79

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                                          9,220,680
      VT Capital Appreciation                                                                2,222,444
      VT Capital Opportunities                                                               2,509,624
      VT Discovery Growth                                                                    1,045,367
      VT Diversified Income                                                                 15,647,614
      VT Equity Income                                                                      11,395,043
      VT The George Putnam Fund of Boston (b)                                               41,949,674
      VT Global Asset Allocation (b)                                                         8,980,897
      VT Global Equity                                                                       2,665,223
      VT Growth and Income (b)                                                              58,209,737
      VT Growth Opportunities                                                                2,963,192
      VT Health Sciences (b)                                                                 6,926,347
      VT High Yield (b)                                                                     39,117,933
      VT Income (b)                                                                         42,220,627
      VT International Equity (b)                                                           38,565,150
      VT International Growth and Income (b)                                                11,882,736
      VT International New Opportunities                                                     2,537,757
      VT Investors (b)                                                                       6,316,125
      VT Mid Cap Value                                                                       5,549,856
      VT Money Market (b)                                                                   91,991,656
      VT New Opportunities (b)                                                              10,162,515
      VT New Value (b)                                                                      26,592,410
      VT OTC & Emerging Growth                                                               2,776,175
      VT Research (b)                                                                       11,079,595
      VT Small Cap Value (b)                                                                21,542,791
      VT Utilities Growth and Income (b)                                                     8,558,836
      VT Vista (b)                                                                          10,271,975
      VT Voyager (b)                                                                        48,949,097

Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
      All Cap (r)                                                                                   99
      Investors (a) (o)                                                                          7,268

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        --------------
Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                          $      378,460
      STI Growth & Income                                                                      768,054
      STI International Equity                                                                  34,802
      STI Investment Grade Bond                                                              1,010,496
      STI Mid-Cap Equity                                                                       287,773
      STI Small Cap Value Equity                                                               529,137
      STI Value Income Stock                                                                   628,062

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity (s)                                            28,635,880
      Van Kampen UIF Equity Growth (h) (j) (m) (t)                                          36,443,007
      Van Kampen UIF High Yield (u)                                                             20,380
      Van Kampen UIF International Magnum (v)                                               25,663,123
      Van Kampen UIF Mid Cap Growth (w)                                                     31,328,588
      Van Kampen UIF U.S. Mid Cap Value (k) (n) (x)                                         50,408,446
      Van Kampen UIF U.S. Real Estate (y)                                                   18,611,330

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II) (b) (z)                               14,502,680
      Van Kampen UIF Emerging Markets Equity  (Class II) (aa)                                4,344,018
      Van Kampen UIF Equity and Income (Class II) (ab)                                      17,011,340
      Van Kampen UIF Equity Growth  (Class II) (ac)                                         11,454,751

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                           Purchases
                                                                                        ----------------
Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
      Van Kampen UIF Global Franchise  (Class II) (ad)                                  $     22,585,069
      Van Kampen UIF Mid Cap Growth  (Class II) (ae)                                           9,870,938
      Van Kampen UIF Small Company Growth (Class II) (b) (af)                                  9,871,121
      Van Kampen UIF U.S. Mid Cap Value  (Class II) (ag)                                      19,269,105
      Van Kampen UIF U.S. Real Estate  (Class II) (b) (ah)                                    38,643,643

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                            63,608,025
      LIT Emerging Growth                                                                     43,663,666
      LIT Government                                                                             726,278
      LIT Money Market                                                                         2,071,927

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:                                                                              23,826,177
      LIT Aggressive Growth (Class II) (e) (l)                                                15,295,341
      LIT Comstock (Class II)                                                                          -
      LIT Emerging Growth (Class II) (b)                                                      53,209,219
      LIT Growth and Income (Class II) (b)                                                    21,943,562
      LIT Money Market (Class II)                                                             88,323,113
                                                                                        ----------------

                                                                                        $  2,813,295,147
                                                                                        ================

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)

ALLSTATE FINANCIAL  ADVISORS  SEPARATE  ACCOUNT I
NOTES TO FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

*  INVESTMENT  INCOME  RATIO  - These  amounts  represent  dividends,  excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

The 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, and Allstate Life Insurance Company Separate Account A.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets    Investment    Expense Ratio**    Total Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
    AIM V. I. Basic Value
      2004 (a) (g)                   1  $ 10.80 - $ 10.80  $        9           0.00%   1.50% - 1.50%      8.03% - 8.03%

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Capital
       Appreciation
        2004                     5,056  $  7.02 - $ 10.66  $   33,659           0.00%  0.70%  -  2.30%     4.17% -   5.88
        2003                     5,309     6.63 -   10.23      33,541           0.00   0.70   -  2.30     26.54  -  28.62
        2002                     4,795     5.15 -    8.09      23,804           0.00   0.70   -  2.30    -24.88  - -19.13
        2001                     3,787     6.86 -    9.21      25,393           0.00   0.70   -  2.20    -23.82  -  -7.94
      AIM V. I. Core Equity
        2004                       343     8.59 -    8.77       3,002           0.96   1.25   -  1.65      7.19  -   7.62
        2003                       357     8.01 -    8.15       2,904           0.99   1.25   -  1.65     22.39  -  22.88
        2002                       364     6.54 -    6.63       2,412           0.35   1.25   -  1.65    -16.97  - -16.63
        2001                       323     7.88 -    7.96       2,572           0.07   1.25   -  1.65    -24.11  - -23.80
      AIM V. I. Dent
       Demographics
        2004                         1    12.01 -   12.01          13           0.00   1.50   -  1.50      6.63  -   6.63
        2003                         1    11.27 -   11.27          13           0.00   1.50   -  1.50     35.41  -  35.41
        2002                         1     8.32 -    8.32           8           0.00   1.50   -  1.50    -33.22  - -33.22
        2001 (ao)                    1    12.46 -   12.46           6           0.00   1.50   -  1.50     24.59  -  24.59
      AIM V. I. Diversified
       Income
        2004                       139    11.38 -   11.51       1,591           5.86   1.25   -  1.45      3.52  -   3.73
        2003                       135    11.00 -   11.09       1,489           7.09   1.25   -  1.45      7.67  -   7.88
        2002                       101    10.21 -   10.28       1,037           9.05   1.25   -  1.45      0.83  -   1.03
        2001                        68    10.13 -   10.18         693           9.05   1.25   -  1.45      2.09  -   2.30
      AIM V. I. Growth
        2004                     3,770     5.19 -    8.08      17,528           0.00   0.70   -  2.20      5.87  -   7.47
        2003                     4,109     4.83 -    7.63      17,975           0.00   0.70   -  2.20     28.39  -  30.32
        2002                     3,081     3.70 -    5.94      10,486           0.00   0.70   -  2.20    -32.48  - -31.45
        2001                     2,275     5.40 -    8.80      11,267           0.26   0.70   -  2.20    -34.35  - -11.96
      AIM V. I. International
       Growth
        2004                       147    10.37 -   10.60       1,552           0.64   1.25   -  1.65     21.98  -  22.47
        2003                       152     8.50 -    8.65       1,313           0.52   1.25   -  1.65     26.95  -  27.46
        2002                       163     6.70 -    6.79       1,105           0.64   1.25   -  1.65    -17.06  - -16.72
        2001                       141     8.07 -    8.15       1,147           0.42   1.25   -  1.65    -24.79  - -24.49
      AIM V. I. Mid Cap
       Core Equity
        2004 (a)                   224    10.78 -   10.84       2,426           0.40   1.28   -  2.20      7.76  -   8.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
      AIM V. I. Premier
       Equity
        2004                     7,104  $  6.82 - $ 10.04  $   45,766           0.43%  0.70% -   2.20%     3.45% -   5.03
        2003                     8,327     6.49 -    7.80      51,384           0.29   0.70  -   2.20     22.36  -  24.21
        2002                     9,117     5.23 -    6.37      45,502           0.39   0.70  -   2.20    -31.78  - -30.75
        2001                     8,445     7.55 -    9.34      60,754           0.17   0.70  -   2.20    -13.18  -  -6.61

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Basic
       Value II
        2004                     1,265    13.83 -   14.14      17,752           0.00   1.29  -   2.59      7.97  -   9.41
        2003 (ai)                  573    12.81 -   12.92       7,386           0.00   1.29  -   2.59     28.08  -  29.22
      AIM V. I. Capital
       Appreciation II
        2004                       529    12.59 -   12.88       6,762           0.00   1.29  -   2.59      3.58  -   4.96
        2003 (ai)                  375    12.16 -   12.27       4,592           0.00   1.29  -   2.59     21.60  -  22.68
      AIM V. I. Mid Cap
       Core Equity II
        2004 (a)                   235    10.74 -   10.83       2,534           0.04   1.29  -   2.44      7.41  -   8.26
      AIM V. I. Premier
       Equity II
        2004                       315    12.00 -   12.27       3,829           0.38   1.29  -   2.59      2.76  -   4.13
        2003 (ai)                  201    11.68 -   11.78       2,358           0.39   1.29  -   2.59     16.81  -  17.85

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
      AllianceBernstein
       Growth
        2004                     6,175     7.03 -   13.80      49,046           0.00   0.70  -   2.59     11.56  -  13.73
        2003                     4,787     6.18 -   12.37      31,863           0.00   0.70  -   2.59     23.69  -  33.76
        2002                     2,805     4.62 -    6.39      12,173           0.00   0.70  -   2.20    -29.83  - -28.77
        2001                     2,582     6.49 -    9.10      15,817           0.22   0.70  -   2.20    -35.14  -  -8.99

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
      Growth & Income
        2004                    19,688  $ 13.07 - $ 13.22  $  224,698           0.73%  0.70% -   2.59%     8.34% -  10.45%
        2003                    20,088    11.83 -   12.20     207,152           0.79   0.70  -   2.59     22.04  -  31.26
        2002                    17,354     8.05 -    9.01     135,646           0.58   0.70  -   2.30    -22.81  - -19.52
        2001                    14,042     9.49 -   11.68     145,030           0.47   0.70  -   2.20     -5.10  -  -0.55
    AllianceBernstein
      Premier Growth
        2004                     6,506     6.47 -   12.04      43,142           0.00   0.70  -   2.59      5.54  -   7.59
        2003                     7,152     6.01 -   11.41      42,433           0.00   0.70  -   2.59     14.10  -  22.51
        2002                     6,459     4.91 -    6.28      29,035           0.00   0.70  -   2.20    -32.35  - -31.32
        2001                     5,850     7.14 -    9.29      38,131           0.00   0.70  -   2.20    -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
        2004                     1,633    15.68 -   16.03      25,976           0.08   1.29  -   2.59     15.99  -  17.54
        2003 (ai)                1,000    13.52 -   13.64      13,601           0.10   1.29  -   2.59     35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
      VIP Contrafund
        2004                       667    11.68 -   11.93       7,933           0.30   1.25  -   1.65     13.59  -  14.04
        2003                       585    10.28 -   10.46       6,106           0.40   1.25  -   1.65     26.36  -  26.87
        2002                       478     8.14 -    8.25       3,931           0.80   1.25  -   1.65    -10.83  - -10.48
        2001                       374     9.12 -    9.21       3,435           0.42   1.25  -   1.65    -13.69  - -13.34
      VIP Growth
        2004                       643     8.03 -    8.21       5,259           0.26   1.25  -   1.65      1.69  -   2.09
        2003                       630     7.90 -    8.04       5,051           0.24   1.25  -   1.65     30.68  -  31.20
        2002                       563     6.04 -    6.13       3,443           0.25   1.25  -   1.65    -31.25  - -30.98
        2001                       510     8.79 -    8.88       4,521           0.05   1.25  -   1.65    -19.01  - -18.68
      VIP High Income
        2004                       202     9.32 -    9.42       1,895           7.36   1.25  -   1.45      8.02  -   8.23
        2003                       168     8.55 -    8.70       1,461           5.19   1.25  -   1.65    -14.50  -  25.69
        2002                       101     6.88 -    6.92         697           9.55   1.25  -   1.45      1.95  -   2.16
        2001                        81     6.71 -    6.78         549           8.48   1.25  -   1.65    -32.87  - -12.84

(ai) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
        2004                       875  $  9.04 - $  9.24  $    8,057           1.23%  1.25% -   1.65%     8.81% -    9.24%
        2003                       827     8.31 -    8.46       6,981           1.26   1.25  -   1.65     26.31  -   26.82
        2002                       669     6.58 -    6.67       4,453           1.16   1.25  -   1.65    -23.52  -  -23.22
        2001                       493     8.60 -    8.69       4,279           0.69   1.25  -   1.65    -13.55  -  -13.20
    VIP Investment Grade
     Bond
        2004                       400    13.53 -   13.83       5,522           4.00   1.25  -   1.65      2.75  -    3.16
        2003                       379    13.17 -   13.41       5,070           3.99   1.25  -   1.65      3.48  -    3.90
        2002                       394    12.73 -   12.90       5,077           3.02   1.25  -   1.65      8.54  -    8.97
        2001                       267    11.73 -   11.84       3,154           2.84   1.25  -   1.65      6.68  -    7.11
    VIP Overseas
        2004                       202     9.91 -   10.13       2,037           1.09   1.25  -   1.65     -0.88  -   12.22
        2003                       198     8.87 -    9.03       1,784           0.73   1.25  -   1.65    -11.32  -   41.59
        2002                       183     6.33 -    6.37       1,166           0.80   1.25  -   1.45    -21.43  -  -21.27
        2001                       162     8.02 -    8.10       1,308           3.42   1.25  -   1.65    -22.47  -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
        2004                       < 1    12.53 -   12.53           2           1.36   1.50  -   1.50      9.57  -    9.57
        2003                       < 1    11.44 -   11.44           2           2.73   1.50  -   1.50     28.08  -   28.08
        2002                         1     8.93 -    8.93           7           0.53   1.50  -   1.50    -18.40  -  -18.40
        2001 (ao)                  < 1    10.94 -   10.94           1           0.00   1.50  -   1.50      9.41  -    9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
        2004                         2    11.44 -   11.44          25           4.04   1.50  -   1.50      2.63  -    2.63
        2003                         2    11.15 -   11.15          25           6.41   1.50  -   1.50      3.37  -    3.37
        2002                        12    10.79 -   10.79         129           0.62   1.50  -   1.50      8.44  -    8.44
        2001 (ao)                    1     9.95 -    9.95           9           0.00   1.50  -   1.50     -0.53  -   -0.53
    VIP Overseas
     (Service Class 2)
        2004                         1    13.55 -   13.55           7           1.01   1.50  -   1.50     11.61  -   11.61
        2003                         1    12.14 -   12.14           7           0.34   1.50  -   1.50     40.89  -   40.89
        2002                       < 1     8.62 -    8.62           3           0.85   1.50  -   1.50    -21.65  -  -21.65
        2001 (ao)                  < 1    11.00 -   11.00           1           0.00   1.50  -   1.50      9.98  -    9.98

(ao) For the period beginning October 1, 2001 and ended December 31, 2001

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
     Income Securities
        2004 (b)                 5,083  $ 14.27 - $ 14.71  $   74,266           2.61%  1.29% -   2.69%     7.64% -   9.19%
        2003                     2,824    13.38 -   13.48      37,891           0.00   1.29  -   1.89     33.76  -  34.75
        2002 (ap)                   55    10.84 -   10.86         595           0.00   1.29  -   2.14      8.40  -   8.60
    Franklin High Income
        2004 (a)                   776    10.63 -   10.72       8,293           2.06   1.28  -   2.44      6.34  -   7.18
    Franklin Income
     Securities
        2004 (a)                 2,826    11.17 -   11.26      31,764           0.34   1.10  -   2.54     11.68  -  12.63
    Franklin Large Cap
     Growth Securities
        2004 (c)                   176    10.50 -   10.53       1,850           0.00   1.29  -   2.44      5.03  -   5.33
    Franklin Small Cap
        2004                       206    16.81 -   17.21       3,519           0.00   1.29  -   2.34      8.87  -  10.04
        2003                       222    15.44 -   15.64       3,452           0.00   1.29  -   2.34     35.48  -  54.39
        2002 (ap)                   20    11.52 -   11.55         234           0.00   1.29  -   2.24     15.21  -  15.45
    Franklin Small Cap
     Value Securities
        2004 (b)                 2,205    17.36 -   17.90      39,167           0.18   1.29  -   2.69     20.42  -  22.15
        2003                     1,410    14.48 -   14.65      20,576           0.00   1.29  -   2.34     44.80  -  46.53
        2002 (ap)                   51    11.21 -   11.23         574           0.00   1.29  -   2.24     12.12  -  12.35
    Franklin U.S. Government
        2004 (a)                   704    10.18 -   10.27       7,221           0.56   1.10  -   2.69      1.76  -   2.74
    Mutual Shares Securities
        2004 (b)                 5,603    10.97 -   13.77      76,611           0.70   1.28  -   2.69      9.60  -   9.75
        2003                     2,520    12.61 -   12.77      32,033           0.00   1.29  -   2.34     26.15  -  27.65
        2002 (ap)                   71    10.31 -   10.33         731           0.00   1.29  -   2.24      3.12  -   3.33
    Templeton Developing
     Markets Securities
        2004 (b)                   704    20.32 -   20.90      14,591           1.59   1.29  -   2.59     21.48  -  23.10
        2003                       408    16.80 -   16.98       6,898           0.00   1.29  -   2.14     68.02  -  69.79
        2002 (ap)                    8    11.22 -   11.24          89           0.00   1.29  -   2.14     12.22  -  12.43

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                            Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Templeton Foreign
       Securities
        2004 (b)                 2,601  $ 11.54 - $ 15.53  $   37,139           0.79%  1.28% -   2.69%    15.44% -  55.28%
        2003                       885    13.52 -   13.68      12,061           0.00   1.29  -   2.34     35.22  -  36.83
        2002 (ap)                   28    10.46 -   10.48         295           0.00   1.29  -   2.14      4.65  -   4.84
      Templeton Global
       Income Securities
        2004                       206    14.33 -   14.69       2,998          10.86   1.29  -   2.39     12.00  -  13.26
        2003                       212    12.79 -   12.97       2,737          11.06   1.29  -   2.39     20.86  -  27.93
        2002 (ap)                   13    10.72 -   10.73         140           0.00   1.29  -   1.94      7.15  -   7.30

Investments in the Janus
   Aspen Series Sub-Accounts:
      Capital Appreciation
        2004 (a) (i)                 2    11.38 -   11.38          19           0.46   1.50  -   1.50     13.82  -  13.82

Investments in the Janus
   Aspen Series (Service
   Shares) Sub-Accounts:
      Foreign Stock (Service
       Shares) (d)
        2004                         2    15.62 -   15.62          38           0.27   1.50  -   1.50     16.45  -  16.45
        2003                         2    13.42 -   13.42          33           0.28   1.50  -   1.50     31.39  -  31.39
        2002                         1    10.21 -   10.21           8           0.93   1.50  -   1.50      2.10  -   2.10
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      Worldwide Growth
       (Service Shares)
        2004                         -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
        2003                         -      N/A -     N/A           -           1.18   1.50  -   1.50       N/A  -    N/A
        2002                         1     8.27 -    8.27           9           1.27   1.50  -   1.50    -17.35  - -17.35
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A  -    N/A

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  Previously known as International Value (Service Shares)
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Lazard
   Retirement Series, Inc.
   Sub-Account:
      Emerging Markets
        2004                       < 1  $ 22.74 - $ 22.74  $        9           0.63%  1.50% -   1.50%    28.63% -  28.63%
        2003                       < 1    17.68 -   17.68           7           0.05   1.50  -   1.50     50.65  -  50.65
        2002                       < 1    11.73 -   11.73           5           0.61   1.50  -   1.50     -2.98  -  -2.98
        2001 (ao)                  < 1    12.09 -   12.09           5           0.81   1.50  -   1.50     20.95  -  20.95

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
        2004 (c)                   170    10.89 -   10.92       1,850           0.57   1.29  -   2.29      8.93  -   9.20
      Bond-Debenture
        2004 (c)                   253    10.34 -   10.37       2,625           8.91   1.29  -   2.44      3.40  -   3.70
      Growth and Income
        2004 (c)                   362    10.87 -   10.90       3,950           1.23   1.29  -   2.44      8.73  -   9.04
      Growth Opportunities
        2004 (c)                    68    11.12 -   11.15         753           0.00   1.29  -   2.34     11.23  -  11.53
      Mid-Cap Value
        2004 (c)                   411    11.10 -   11.14       4,574           0.47   1.29  -   2.44     11.03  -  11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
       Growth
        2004 (b) (e)                 -       N/A -    N/A           -           0.00   0.83  -   2.20       N/A  -    N/A
        2003                       996      9.85 -  10.08      11,294           0.00   0.83  -   2.20     35.68  -  37.55
        2002                       277      7.26 -   7.33       2,071           0.00   0.83  -   2.20    -27.40  - -26.73
        2001 (ao)                  < 1     11.48 -  11.48           4           0.00   1.50  -   1.50     14.82  -  14.82
      LSA Balanced
        2004 (f)                     -       N/A -    N/A           -           0.24   1.50  -   1.50       N/A       N/A
        2003                         1     10.43 -  10.43           9           1.23   1.50  -   1.50     27.29  -  27.29
        2002                         1      8.20 -   8.20           6           1.22   1.50  -   1.50    -19.53  - -19.53
        2001                       < 1     10.19 -  10.19           3           1.87   1.50  -   1.50      1.86  -   1.86

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Basic Value
        2004 (g)                     -  $   N/A - $   N/A  $        -           0.00%  1.50% -   1.50%     N/A%  -    N/A%
        2003                         1    11.62 -   11.62           8           0.00   1.50  -   1.50     31.42  -  31.42
        2002                       < 1     8.84 -    8.84           4           0.00   1.50  -   1.50    -22.88  - -22.88
        2001 (ao)                  < 1    11.46 -   11.46           2           0.03   1.50  -   1.50     14.64  -  14.64
      LSA Blue Chip
        2004 (h)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         2    10.06 -   10.06          16           0.02   1.50  -   1.50     23.36  -  23.36
        2002                         2     8.16 -    8.16          12           0.00   1.50  -   1.50    -27.30  - -27.30
        2001 (ao)                    1    11.22 -   11.22           6           0.00   1.50  -   1.50     12.22  -  12.22
      LSA Capital
       Appreciation
        2004 (i)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    11.44 -   11.44          17           0.00   1.50  -   1.50     28.39  -  28.39
        2002                         1     8.91 -    8.91          13           0.00   1.50  -   1.50    -29.73  - -29.73
        2001 (ao)                  < 1    12.68 -   12.68           5           0.00   1.50  -   1.50     26.82  -  26.82
      LSA Capital Growth
        2004 (j)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                       < 1     9.99 -    9.99           1           0.21   1.50  -   1.50     21.69  -  21.69
        2002                       < 1     8.21 -    8.21           1           0.03   1.50  -   1.50    -25.51  - -25.51
        2001                       < 1    11.02 -   11.02         < 1           0.00   1.50  -   1.50     10.24  -  10.24
      LSA Disciplined Equity
        2003 (ak)                    -     8.50 -    8.50           -           0.00   1.50  -   1.50      4.23  -   4.23
        2002                         1     8.16 -    8.16           6           0.41   1.50  -   1.50    -26.38  - -26.38
        2001                         1    11.08 -   11.08           6           0.22   1.50  -   1.50     10.83  -  10.83
      LSA Diversified Mid Cap
        2004 (k)                     -      N/A -     N/A           -           0.02   1.50  -   1.50       N/A  -    N/A
        2003                         1    12.38 -   12.38          11           0.07   1.50  -   1.50     30.81  -  30.81
        2002                         1     9.47 -    9.47           7           0.08   1.50  -   1.50    -20.46  - -20.46
        2001 (ao)                  < 1    11.90 -   11.90           5           0.13   1.50  -   1.50     19.01  -  19.01
      LSA Emerging Growth
       Equity
        2004 (l)                     -      N/A -     N/A           -           0.00   1.50  -   1.50      N/A   -    N/A
        2003                         1    10.91 -   10.91           8           0.00   1.50  -   1.50     44.73  -  44.73
        2002                         1     7.54 -    7.54           5           0.00   1.50  -   1.50    -42.77  - -42.77
        2001                         1    13.17 -   13.17          10           0.03   1.50  -   1.50     31.69  -  31.69

(g)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(i)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
        2004 (b) (m)                 -  $   N/A - $   N/A  $        -           0.00%  1.50% -  1.50%      N/A%  -    N/A%
        2003                       293     9.33 -    9.33       3,555           0.00   1.50  -  1.50      21.62  -  21.62
        2002                         3     7.67 -    7.67          30           0.00   1.50  -  1.50     -30.87  - -30.87
        2001                       < 1    11.10 -   11.10           1           0.06   1.50  -  1.50      11.02  -  11.02
      LSA Mid Cap Value
        2004 (b) (n)                 -      N/A -     N/A           -           0.08   1.50  -  1.50       N/A   -    N/A
        2003                       744    15.04 -   15.04      11,272           0.09   1.50  -  1.50      37.68  -  37.68
        2002                        22    10.92 -   10.92         244           0.20   1.50  -  1.50       9.21  -   9.21
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -  0.00       0.00  -   0.00
      LSA Value Equity
        2004 (o)                     -      N/A -     N/A           -           0.38   1.50  -  1.50       N/A   -    N/A
        2003                         1    10.90 -   10.90           7           1.48   1.50  -  1.50      28.49  -  28.49
        2002                         1     8.49 -    8.49           5           0.00   1.50  -  1.50     -23.34  - -23.34
        2001                         1    11.07 -   11.07           9           0.49   1.50  -  1.50      10.71  -  10.71

Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Bond
        2004                       246    13.72 -   14.02       3,438           6.02   1.25  -  1.65       4.33  -   4.75
        2003                       209    13.15 -   13.38       2,793           5.69   1.25  -  1.65       7.55  -   7.98
        2002                       183    12.22 -   12.39       2,263           5.84   1.25  -  1.65       7.14  -   7.57
        2001                       121    11.41 -   11.52       1,394           4.58   1.25  -  1.65       6.92  -   7.35
      MFS High Income
        2004                        80    11.73 -   11.99         959           4.77   1.25  -  1.65       7.36  -   7.79
        2003                        71    10.93 -   11.12         783           4.07   1.25  -  1.65      16.03  -  16.49
        2002                        47     9.42 -    9.55         447           7.56   1.25  -  1.65       0.89  -   1.29
        2001                        36     9.33 -    9.42         341           6.88   1.25  -  1.65       0.39  -   0.80
      MFS Investors Trust
        2004                       322     8.69 -    8.88       2,845           0.60   1.25  -  1.65       9.53  -   9.97
        2003                       298     7.94 -    8.08       2,398           0.62   1.25  -  1.65      20.15  -  20.63
        2002                       270     6.60 -    6.70       1,806           0.60   1.25  -  1.65     -33.95  - -21.95
        2001                       215     8.54 -    8.58       1,844           0.43   1.25  -  1.45     -17.17  - -17.00

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery
        2004                       262  $ 12.94 - $ 13.22  $    3,447           0.00%  1.25% -   1.65%     4.78%-    5.20%
        2003                       265    12.35 -   12.57       3,315           0.00   1.25  -   1.65     31.53 -   32.06
        2002                       251     9.39 -    9.52       2,380           0.00   1.25  -   1.65    -32.75 -  -32.48
        2001                       201    13.96 -   14.09       2,830           0.00   1.25  -   1.65     -6.59 -   -6.22

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts:
      MFS New Discovery
       (Service Class)
        2004                       < 1    11.87 -   11.87           5           0.00   1.50  -   1.50      4.62 -    4.62
        2003                       < 1    11.34 -   11.34           5           0.00   1.50  -   1.50     31.43 -   31.43
        2002                       < 1     8.63 -    8.63           4           0.00   1.50  -   1.50    -32.83 -  -32.83
        2001 (ao)                  < 1    12.85 -   12.85           1           0.00   1.50  -   1.50     28.50 -   28.50
      MFS Utilities
       (Service Class)
        2004                       < 1    13.05 -   13.05         < 1           1.26   1.50  -   1.50     27.90 -   27.90
        2003                       < 1    10.21 -   10.21         < 1           1.99   1.50  -   1.50     33.54 -   33.54
        2002                       < 1     7.64 -    7.64         < 1           2.33   1.50  -   1.50    -23.57 -  -23.57
        2001 (ao) (aq)               -      N/A -     N/A           -           0.00   1.50  -   1.50       N/A -     N/A

Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity
        2004                     3,564     7.34 -    7.71      36,091           0.01   0.70  -   2.05     10.43 -   11.93
        2003                     4,391     6.65 -    6.89      40,215           0.01   0.70  -   2.05     23.50 -   25.18
        2002                     5,099     5.38 -    5.50      37,744           0.31   0.70  -   2.05    -24.18 -  -23.14
        2001                     6,802     7.10 -    7.16      66,416           0.32   0.70  -   2.05    -29.02 -  -28.96
      Captital Growth
        2002 (ar)                    -      N/A -     N/A           -           0.48   0.70  -   2.05       N/A -     N/A
        2001                     4,701     7.45 -    7.78      96,677           0.54   0.70  -   2.05    -26.83 -  -25.52
      Dividend Growth
        2004                    22,317    10.42 -   11.67     696,586           1.55   0.70  -   2.05      6.26 -    7.70
        2003                    27,375     9.81 -   10.83     820,639           1.85   0.70  -   2.05     25.30 -   27.00
        2002                    31,946     7.83 -    8.53     779,026           2.00   0.70  -   2.05    -19.68 -  -18.59
        2001                    38,547     9.75 -   10.48   1,198,348           1.85   0.70  -   2.05     -5.87 -   -2.55

(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(ar) On August 31, 2002, Capital Growth merged into Money Market

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Equity
        2004                    14,403  $  6.95 - $  7.34  $  511,428           0.40%  0.70% -   2.05%     8.89% -  10.37%
        2003                    17,326     6.30 -    6.74     588,664           0.37   0.70  -   2.05     20.31  -  21.95
        2002                    20,268     5.16 -    5.60     595,598           0.35   0.70  -   2.05    -22.82  - -21.76
        2001                    24,148     6.60 -    7.25     978,551           0.48   0.70  -   2.05    -27.45  - -27.38
      European Growth
        2004                     5,979     9.01 -    9.09     167,620           1.12   0.70  -   2.05     10.45  -  11.95
        2003                     7,200     8.12 -    8.16     187,302           0.86   0.70  -   2.05     26.41  -  28.13
        2002                     8,623     6.34 -    6.45     182,586           1.46   0.70  -   2.05    -22.96  - -21.91
        2001                    10,422     8.11 -    8.38     298,772           1.11   0.70  -   2.05    -18.33  - -16.22
      Global Advantage
        2004                     2,664     7.51 -    8.14      22,063           0.43   0.70  -   2.05     10.26  -  11.75
        2003                     3,230     6.72 -    7.39      24,224           1.06   0.70  -   2.05     28.46  -  30.20
        2002                     3,702     5.16 -    5.75      21,521           0.83   0.70  -   2.05    -22.42  - -21.37
        2001                     5,073     6.56 -    7.41      37,827           0.63   0.70  -   2.05    -25.89  - -23.87
      Global Dividend Growth
        2004                    10,008    11.83 -   12.89     201,476           1.45   0.70  -   2.05     12.60  -  14.13
        2003                    11,608    10.51 -   11.29     209,033           1.91   0.70  -   2.05     29.39  -  31.15
        2002                    13,562     8.12 -    8.61     190,169           1.80   0.70  -   2.05    -14.29  - -13.13
        2001                    16,305     9.48 -    9.91     269,474           2.70   0.70  -   2.05     -6.91  -  -5.24
      High Yield
        2004                     3,956     5.62 -    7.59      46,919           7.46   0.70  -   2.05      7.61  -   9.08
        2003                     4,896     5.15 -    7.05      54,254          10.14   0.70  -   2.05     25.14  -  26.84
        2002                     4,838     4.06 -    5.63      43,505          18.30   0.70  -   2.05     -9.02  -  -7.78
        2001                     6,229     4.40 -    6.19      62,081          18.08   0.70  -   2.05    -38.08  - -34.21
      Income Builder
        2004                     3,118    11.99 -   12.86      46,418           3.61   0.70  -   2.05      8.71  -  10.19
        2003                     3,590    11.03 -   11.67      49,256           3.09   0.70  -   2.05     18.39  -  20.00
        2002                     4,059     9.32 -    9.72      47,094           4.20   0.70  -   2.05     -8.29  -  -6.82
        2001                     4,728    10.06 -   10.60      60,291           4.71   0.70  -   1.85      0.63  -   6.02
      Information
        2004                       859     4.79 -   11.77       4,091           0.00   0.83  -   2.05      1.44  -   2.69
        2003                     1,036     4.72 -   11.46       4,837           0.00   0.83  -   2.05     57.81  -  59.75
        2002                       664     2.99 -    7.17       1,961           0.94   0.83  -   2.05    -44.24  - -28.27
        2001                       830     5.24 -    5.37       4,346           0.20   1.28  -   2.05    -47.60  - -46.33
      Limited Duration
        2004                     4,395    10.61 -   11.77      50,056           4.12   0.70  -   2.05     -0.64  -   0.71
        2003                     5,392    10.68 -   11.69      61,420           4.05   0.70  -   2.05      0.15  -   1.51
        2002                     6,130    10.66 -   11.51      69,291           3.58   0.70  -   2.05      1.94  -   3.33
        2001                     2,240    10.46 -   11.14      24,710           4.23   0.70  -   2.05      4.61  -   5.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   Sub-Accounts (continued):
      Money Market
        2004                    11,900  $  9.86 - $ 10.90  $  166,792           0.79%  0.70%  -  2.05%    -1.18% -   0.16%
        2003                    16,876     9.98 -   10.89     237,222           0.66   0.70   -  2.05     -1.37  -  -0.03
        2002                    28,382    10.12 -   10.89     402,007           1.31   0.70   -  2.05      0.63  -   1.21
        2001                    30,239    10.19 -   10.82     432,633           4.04   0.70   -  2.05      1.94  -   3.17
      Pacific Growth
        2004 (p)                     -      N/A -     N/A           -           0.00   0.70   -  2.05       N/A  -    N/A
        2003                     5,498     4.84 -    6.48      22,979           0.00   0.70   -  2.05     27.02  -  28.74
        2002                     5,625     3.76 -    5.10      18,319           0.00   0.70   -  2.05    -24.43  - -23.40
        2001                     7,159     4.90 -    6.75      30,415           1.88   0.70   -  2.05    -32.47  - -27.93
      Quality Income Plus
        2004                    12,316    12.17 -   14.19     276,600           5.45   0.70   -  2.05      3.09  -   4.49
        2003                    15,564    11.81 -   13.58     340,872           5.68   0.70   -  2.05      6.25  -   7.69
        2002                    19,078    11.11 -   12.61     397,716           6.01   0.70   -  2.05      3.37  -   4.78
        2001                    20,924    10.75 -   12.04     425,671           6.02   0.70   -  2.05      7.51  -   8.80
      S&P 500 Index
        2004                    11,740     8.84 -    8.87     122,996           0.96   0.70   -  2.05      8.35  -   9.82
        2003                    13,279     8.08 -    8.16     127,914           1.01   0.70   -  2.05     25.26  -  26.96
        2002                    13,650     6.36 -    6.51     104,609           1.01   0.70   -  2.05    -24.06  - -23.03
        2001                    15,542     8.27 -    8.58     156,594           0.90   0.70   -  2.05    -14.22  - -12.85
      Strategist
        2004                    12,349    10.46 -   11.41     325,336           1.91   0.70   -  2.05      8.13  -   9.60
        2003                    14,584     9.68 -   10.41     366,549           1.65   0.70   -  2.05     23.68  -  25.36
        2002                    16,778     7.82 -    8.30     351,932           1.54   0.70   -  2.05    -11.72  - -10.52
        2001                    20,192     8.86 -    9.28     494,635           2.47   0.70   -  2.05    -11.39  - -10.81
      Utilities
        2004                     7,513     7.57 -    7.89     157,840           2.49   0.70   -  2.05     18.21  -  19.82
        2003                     9,199     6.41 -    6.58     165,009           2.83   0.70   -  2.05     14.96  -  16.53
        2002                    11,242     5.57 -    5.65     179,523           2.79   0.70   -  2.05    -24.43  - -23.40
        2001                    14,351     7.37 -    7.37     309,754           2.17   0.70   -  2.05    -26.27  - -26.26

(p) For period beginning January 1, 2004 and ended April 30, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
       (Class Y Shares)
        2004                     3,342  $ 13.29 - $ 13.58  $   26,131           0.00%  1.29% -   2.59%     9.56% -  11.02%
        2003                     3,669    12.13 -   12.23      25,091           0.00   1.29  -   2.59     21.26  -  22.34
        2002                     3,298     5.19 -    6.91      17,226           0.10   1.35  -   2.20    -24.52  - -23.87
        2001                     2,712     6.82 -    9.16      18,529           0.33   1.35  -   2.20    -29.58  -  -8.43
      Capital Growth
       (Class Y Shares)
        2002 (as)                    -       NA -      NA           -           0.27   1.35  -   2.20        NA  -     NA
        2001                       919     7.04 -    8.80       6,472           0.55   1.35  -   2.20    -27.48  - -12.03
      Dividend Growth
       (Class Y Shares)
        2004                    11,891    12.81 -   13.10     132,693           1.43   1.29  -   2.59      5.41  -   6.81
        2003                    11,170    12.15 -   12.26     114,227           1.65   1.29  -   2.59     21.52  -  22.60
        2002                     8,696     7.42 -    8.04      68,923           1.99   1.35  -   2.20    -20.02  - -19.33
        2001                     5,970     9.28 -    9.97      59,002           1.79   1.35  -   2.20     -7.18  -  -6.70
      Equity
       (Class Y Shares)
        2004                    13,667    12.72 -   13.01     112,120           0.22   1.29  -   2.59      7.99  -   9.43
        2003                    14,125    11.78 -   11.88      98,665           0.14   1.29  -   2.59     17.80  -  18.84
        2002                    11,901     5.31 -    8.10      63,832           0.19   1.35  -   2.30    -22.50  - -19.01
        2001                     8,803     6.86 -    9.19      60,598           0.31   1.35  -   2.20    -28.05  -  -8.10
      European Growth
       (Class Y Shares)
        2004                     4,429    13.78 -   14.09      41,305           0.98   1.29  -   2.59      9.57  -  11.03
        2003                     4,424    12.58 -   12.69      35,785           0.61   1.29  -   2.59     25.79  -  26.90
        2002                     3,700     5.76 -    8.05      21,755           1.85   1.35  -   2.30    -22.58  - -19.50
        2001                     2,730     7.44 -    9.53      20,541           1.21   1.35  -   2.20    -19.03  -  -4.74
      Global Advantage
       (Class Y Shares)
        2004                     1,302    13.66 -   13.97      10,869           0.30   1.29  -   2.59      9.38  -  10.84
        2003                     1,276    12.49 -   12.60       9,194           0.74   1.29  -   2.59     24.92  -  26.03
        2002                     1,033     4.95 -    8.06       5,212           0.66   1.35  -   2.30    -22.00  - -19.42
        2001                       917     6.35 -    8.95       5,854           0.62   1.35  -   2.20    -24.57  - -10.52
      Global Dividend Growth
       (Class Y Shares)
        2004                     5,319    14.36 -   14.68      65,871           1.37   1.29  -   2.59     11.68  -  13.17
        2003                     4,330    12.86 -   12.97      46,680           1.63   1.29  -   2.59     28.57  -  29.71
        2002                     2,607     7.89 -    8.13      20,621           1.86   1.35  -   2.30    -18.74  - -13.89
        2001                     1,127     9.17 -    9.66      10,357           2.50   1.35  -   2.20     -7.71  -  -3.44

(as) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                        For the year ended December 31,
                              ---------------------------------------  ---------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  -----------------  -----------------
Investments in the Morgan
   Stanley Variable
   Investment Series
   (Class Y Shares)
   Sub-Accounts (continued):
      High Yield
       (Class Y Shares)
        2004                     4,910  $ 11.99 - $ 12.25  $   37,267           7.51%  1.29% -   2.59%     6.73% -   8.15%
        2003                     5,305    11.23 -   11.33      33,806           8.97   1.29  -   2.59     12.32  -  13.31
        2002                     2,433     4.14 -    9.10      10,639          18.51   1.35  -   2.30     -8.99  -  -8.60
        2001                     1,281     4.53 -    7.69       6,088          21.82   1.35  -   2.20    -34.81  - -23.06
      Income Builder
       (Class Y Shares)
        2004                     3,881    12.47 -   12.75      46,473           3.55   1.29  -   2.59      7.85  -   9.29
        2003                     3,718    11.56 -   11.67      40,658           2.90   1.29  -   2.59     15.63  -  16.66
        2002                     1,482     8.88 -    9.17      13,401           4.48   1.35  -   2.30    -11.23  -  -9.19
        2001                       709     9.60 -   10.10       7,100           4.76   1.35  -   2.20     -4.03  -   0.73
      Information
       (Class Y Shares)
        2004                     2,101    14.93 -   15.27      12,763           0.00   1.29  -   2.59      0.68  -   2.02
        2003                     2,271    14.83 -   14.96      13,028           0.00   1.29  -   2.59     48.33  -  49.65
        2002                     1,667     2.92 -    7.43       5,044           1.07   1.35  -   2.30    -44.05  - -25.69
        2001                     1,378     5.23 -    8.91       7,356           0.18   1.35  -   2.20    -43.76  - -10.94
      Limited Duration
       (Class Y Shares)
        2004                    11,437     9.79 -   10.00     120,213           4.01   1.29  -   2.59     -1.45  -  -0.13
        2003                    11,259     9.93 -   10.02     120,623           3.95   1.29  -   2.59     -0.70  -   0.18
        2002                     6,502    10.12 -   11.09      70,981           3.13   1.35  -   2.30      1.22  -   2.41
        2001                     2,087    10.25 -   10.82      22,344           3.47   1.35  -   2.20      2.47  -   5.06
      Money Market
       (Class Y Shares)
        2004                     8,639     9.65 -    9.87      85,984           0.59   1.29  -   2.59     -1.99  -  -0.68
        2003                     8,984     9.85 -    9.94      90,996           0.40   1.29  -   2.59     -1.52  -  -0.64
        2002                    12,744     9.92 -   10.46     131,413           1.01   1.35  -   2.30     -0.78  -  -0.27
        2001                     9,369    10.02 -   10.49      97,217           3.35   1.35  -   2.20      0.22  -   2.25
      Pacific Growth
       (Class Y Shares)
        2004 (p)                     -      N/A -     N/A           -           0.00   1.29  -   2.44       N/A  -    N/A
        2003                     1,166    13.83 -   13.94       7,364           0.00   1.29  -   2.44     38.35  -  39.43
        2002                       631     3.94 -    6.09       2,619           0.00   1.35  -   2.20    -25.23  - -24.59
        2001                       293     5.22 -    8.14       1,629           3.73   1.35  -   2.20    -28.24  - -18.60

(p)  For period beginning January 1, 2004 and ended April 30, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
      Quality Income Plus
       (Class Y Shares)
        2004                    14,099  $ 10.46 - $ 10.69  $  170,081           5.24%  1.29% -   2.59%     2.35% -   3.72%
        2003                    11,264    10.22 -   10.31     136,406           5.95   1.29  -   2.59      2.20  -   3.11
        2002                     8,406    10.33 -   12.04      99,130           5.73   1.35  -   2.30      3.28  -   3.85
        2001                     4,637    10.39 -   11.59      52,927           5.34   1.35  -   2.20      3.89  -   7.85
      S&P 500 Index
       (Class Y Shares)
        2004                    16,146    12.90 -   13.19     151,930           0.81   1.29  -   2.59      7.44  -   8.87
        2003                    15,307    12.01 -   12.11     127,061           0.82   1.29  -   2.59     20.07  -  21.14
        2002                    10,380     5.90 -    7.13      61,909           0.94   1.35  -   2.20    -24.35  - -23.71
        2001                     5,853     7.73 -    9.42      45,552           0.86   1.35  -   2.20    -13.71  -  -5.81
      Strategist
       (Class Y Shares)
        2004                     8,876    12.79 -   13.08      95,972           1.74   1.29  -   2.59      7.26  -   8.70
        2003                     8,863    11.93 -   12.03      87,272           1.45   1.29  -   2.59     19.28  -  20.34
        2002                     7,216     7.78 -    8.89      55,794           1.43   1.35  -   2.30    -11.32  - -11.06
        2001                     5,356     8.77 -    9.50      46,793           2.47   1.35  -   2.20    -11.61  -  -4.97
      Utilities
       (Class Y Shares)
        2004                     3,569    13.36 -   13.66      29,343           2.33   1.29  -   2.59     17.17  -  18.73
        2003                     3,738    11.40 -   11.51      25,295           2.70   1.29  -   2.59     14.04  -  15.05
        2002                     3,518     5.61 -    6.23      19,653           2.81   1.35  -   2.20    -24.76  - -24.11
        2001                     3,257     7.40 -    8.28      24,013           2.20   1.35  -   2.20    -26.98  - -17.17

 Investments in the
 Oppenheimer Variable
    Account Funds
   Sub-Accounts:
      Oppenheimer Bond
        2004                       399    12.94 -   13.22       5,253           4.64   1.25  -   1.65      3.77  -   4.18
        2003                       386    12.47 -   12.69       4,894           4.79   1.25  -   1.65      5.03  -   5.45
        2002                       726    11.87 -   12.04       8,735           6.14   1.25  -   1.65      7.29  -   7.72
        2001                       477    11.07 -   11.17       5,325           5.83   1.25  -   1.65      6.01  -   6.44
      Oppenheimer Capital
        Appreciation
        2004                       662    10.58 -   10.81       7,132           0.31   1.25  -   1.65      5.19  -   5.61
        2003                       639    10.06 -   10.24       6,527           0.35   1.25  -   1.65     28.80  -  29.32
        2002                       620     7.81 -    7.92       4,902           0.64   1.25  -   1.65    -28.06  - -27.77
        2001                       653    10.86 -   10.96       7,148           0.47   1.25  -   1.65    -14.02  - -13.67

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
      Oppenheimer Global
       Securities
        2004                       409  $ 15.96 - $ 16.31  $    6,645           1.21%  1.25% -   1.65%    17.21% -  17.68%
        2003                       419    13.61 -   13.86       5,791           0.67   1.25  -   1.65     40.68  -  41.25
        2002                       450     9.68 -    9.81       4,402           0.60   1.25  -   1.65    -23.41  - -23.10
        2001                       473    12.64 -   12.76       6,023           0.51   1.25  -   1.65    -13.49  - -13.14
      Oppenheimer High
       Income
        2004                       174    11.97 -   12.23       2,117           5.84   1.25  -   1.65      7.18  -   7.61
        2003                       137    11.17 -   11.37       1,548           5.98   1.25  -   1.65     11.67  -  22.42
        2002                       115     9.22 -    9.28       1,062          11.89   1.25  -   1.45     -3.80  -  -3.61
        2001                       137     9.59 -    9.63       1,318           7.52   1.25  -   1.45      0.49  -   0.69
      Oppenheimer Main Street
       Small Cap Growth
        2004                       256    17.18 -   17.56       4,484           0.00   1.25  -   1.65     17.47  -  17.94
        2003                       230    14.63 -   14.89       3,423           0.00   1.25  -   1.65     42.00  -  42.57
        2002                       199    10.30 -   10.44       2,078           0.00   1.25  -   1.65    -17.13  - -16.79
        2001                       159    12.43 -   12.55       1,991           0.00   1.25  -   1.65     -2.00  -  -1.61

Investments in the
  Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Aggressive
       Growth (SC)
        2004 (b)                   946    14.31 -   14.70      13,794           0.00   1.29  -   2.54     16.40  -  17.89
        2003                       580    12.38 -   12.47       7,195           0.00   1.29  -   1.84     23.84  -  24.68
        2002 (ap)                    7    10.06 -   10.07          68           0.00   1.29  -   1.74      0.59  -   0.69
      Oppenheimer
       Balanced (SC) (q)
        2004 (b)                 2,497    13.88 -   14.28      35,401           0.78   1.29  -   2.59      8.38  -  38.83
        2003                     1,346    13.02 -   13.18      17,658           0.00   1.29  -   2.34     30.21  -  31.76
        2002 (ap)                   19    10.68 -   10.71         207           0.00   1.29  -   2.24      6.84  -   7.06
      Oppenheimer Bond (SC)
        2004 (c)                    68    10.10 -   10.12         687           0.00   1.29  -   2.09      0.97  -   1.18

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  For period beginning October 1, 2004 and ended December 31, 2004
(q)  Previously known as Oppenheimer Multiple Strategies (SC)
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the
  Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
      Oppenheimer Capital
       Appreciation (SC)
        2004 (b)                 3,109  $ 12.66 - $ 12.97  $   40,076           0.20%  1.29% -   2.69%     3.75% -   5.24%
        2003 (ai)                1,236    12.23 -   12.32      15,196           0.00   1.29  -   2.64     22.35  -  23.23
      Oppenheimer Global
       Securities (SC)
        2004 (b)                 1,671    16.36 -   16.81      27,890           1.06   1.29  -   2.54     17.35  -  63.59
        2003                       945    14.20 -   14.32      13,485           0.00   1.29  -   1.99     42.00  -  43.23
        2002 (ap)                   14    10.14 -   10.16         138           0.00   1.29  -   1.89      1.44  -   1.57
      Oppenheimer High
       Income (SC)
        2004 (b)                 2,292    13.61 -   13.99      31,835           4.80   1.29  -   2.59      7.33  -  36.05
        2003                     1,079    12.95 -   13.04      14,015           0.00   1.29  -   1.89     29.46  -  30.39
        2002 (ap)                   13    10.65 -   10.67         138           0.00   1.29  -   1.99      6.54  -   6.70
      Oppenheimer Main
       Street (SC)
        2004 (b)                 4,263    13.29 -   13.70      57,933           0.62   1.29  -   2.69      6.21  -   7.74
        2003                     2,868    12.56 -   12.71      36,308           0.00   1.29  -   2.34     25.63  -  27.13
        2002 (ap)                   96    10.16 -   10.19         979           0.00   1.29  -   2.24      1.65  -   1.86
      Oppenheimer Main Street
       Small Cap Growth (SC)
        2004 (b)                 1,714    16.88 -   17.36      29,516           0.00   1.29  -   2.59     16.09  -  17.64
        2003                     1,040    14.65 -   14.75      15,279           0.00   1.29  -   1.89     46.50  -  47.55
        2002                        36     9.89 -    9.89         367           0.00   1.50  -   1.50    -17.19  - -17.19
        2001 (ao)                  < 1    11.94 -   11.94           4           0.00   1.50  -   1.50     19.40  -  19.40
      Oppenheimer Strategic
       Bond (SC)
        2004 (b)                 6,045    12.68 -   13.07      78,449           3.76   1.29  -   2.69      5.52  -   7.04
        2003                     2,662    12.11 -   12.21      32,367           0.00   1.29  -   1.99     21.08  -  22.13
        2002 (ap)                   73    10.54 -   10.56         771           0.00   1.29  -   2.24      5.38  -   5.60

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the PIMCO
    Advisors Variable
    Insurance
    Trust Sub-Accounts:
       OpCap Balanced
         2004 (a) (f)                1  $ 10.79 - $ 10.79  $       10           0.00%  1.50% -   1.50%     7.94% -   7.94%
       OpCap Small Cap
         2004                      < 1    15.15 -   15.15           2           0.04   1.50  -   1.50     16.11  -  16.11
         2003                      < 1    13.05 -   13.05           1           0.00   1.50  -   1.50     40.52  -  40.52
         2002                      < 1     9.29 -    9.29           1           0.00   1.50  -   1.50    -22.81  - -22.81
         2001 (ao)                 < 1    12.03 -   12.03         < 1           0.00   1.50  -   1.50     20.33  -  20.33
       PEA Science and
        Technology
         2004                      < 1    11.73 -   11.73           1           0.00   1.50  -   1.50     -6.53  -  -6.53
         2003                      < 1    12.55 -   12.55           1           0.00   1.50  -   1.50     60.89  -  60.89
         2002                      < 1     7.80 -    7.80           1           0.00   1.50  -   1.50    -50.34  - -50.34
         2001 (ao)                 < 1    15.70 -   15.70           3           0.00   1.50  -   1.50     57.03  -  57.03

Investments in the PIMCO
    Variable Insurance Trust
    Sub-Accounts:
       Foreign Bond
         2004                      < 1    11.24 -   11.24           2           1.92   1.50  -   1.50      3.98  -   3.98
         2003                      < 1    10.81 -   10.81           2           1.40   1.50  -   1.50      0.72  -   0.72
         2002                       10    10.73 -   10.73         108           1.96   1.50  -   1.50      6.58  -   6.58
         2001 (ao)                 < 1    10.07 -   10.07           1           0.80   1.50  -   1.50      0.68  -   0.68
       Money Market
         2004                        2     9.86 -    9.86          18           0.91   1.50  -   1.50     -0.63  -  -0.63
         2003                        1     9.93 -    9.93          14           0.71   1.50  -   1.50     -0.79  -  -0.79
         2002                        1    10.01 -   10.01           7           1.68   1.50  -   1.50     -0.12  -  -0.12
         2001 (ao)                 < 1    10.02 -   10.02           4           0.70   1.50  -   1.50      0.17  -   0.17
       PIMCO Total Return
         2004                      < 1    11.46 -   11.46           1           1.76   1.50  -   1.50      3.31  -   3.31
         2003                      < 1    11.09 -   11.09           1           1.71   1.50  -   1.50      3.46  -   3.46
         2002                       10    10.72 -   10.72         108           2.31   1.50  -   1.50      7.45  -   7.45
         2001 (ao)                 < 1     9.97 -    9.97           1           2.43   1.50  -   1.50     -0.25  -  -0.25


(a)  For period beginning April 30, 2004 and ended December 31, 2004
(f)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ao) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts:
      VT American
       Government Income
        2004                     5,447  $ 11.92 - $ 13.07  $   66,003           3.83%  0.80% -   2.15%     0.45% -   1.84%
        2003                     6,916    11.87 -   12.83      83,025           2.44   0.80  -   2.15     -0.63  -   0.74
        2002                    11,733    11.94 -   12.74     141,661           1.69   0.80  -   2.15      6.53  -   8.00
        2001                     5,724    11.21 -   11.80      64,746           0.00   0.80  -   2.15      5.69  -  12.10
      VT Asia Pacific Growth
        2002 (at)                    -      N/A -     N/A           -           1.43   1.40  -   1.40       N/A  -    N/A
        2001                       552     5.12 -    5.56       3,828           0.00   0.80  -   2.00    -48.84  - -24.61
      VT Capital Appreciation
        2004                     2,103     8.01 -    8.47      17,376           0.00   0.80  -   2.15     12.24  -  13.78
        2003                     2,142     7.14 -    7.44      15,653           0.00   0.80  -   2.15     22.11  -  23.80
        2002                     2,075     5.84 -    6.01      12,315           0.14   0.80  -   2.15    -41.57  - -22.97
        2001                     1,123     7.70 -    7.81       8,706           0.00   0.80  -   2.10    -23.05  - -14.60
      VT Capital
       Opportunities
        2004                       233    14.95 -   15.20       3,508           4.42   0.80  -   1.80     16.00  -  17.18
        2003 (ai)                  105    12.88 -   12.97       1,361           0.00   0.80  -   1.80     28.84  -  29.72
      VT Discovery Growth
        2004                     4,028     4.64 -    4.91      19,286           0.00   0.80  -   2.15      5.26  -   6.72
        2003                     4,414     4.41 -    4.60      19,925           0.00   0.80  -   2.15    -55.93  -  30.95
        2002                     4,497     3.42 -    3.51      15,586           0.00   0.80  -   2.10    -31.06  - -30.14
        2001                     1,522     4.95 -    5.03       7,594           0.00   0.80  -   2.10    -50.46  - -31.34
      VT Diversified Income
        2004                     6,878    13.07 -   14.05      91,198           9.33   0.80  -   2.15      6.85  -   8.33
        2003                     7,447    12.23 -   12.97      91,662           8.88   0.80  -   2.15     17.47  -  19.09
        2002                     7,477    10.41 -   10.89      77,731           8.53   0.80  -   2.15      3.63  -   5.06
        2001                     7,228    10.05 -   10.36      71,901           7.06   0.80  -   2.15      0.50  -   2.68
      VT Equity Income
        2004                     1,611    13.10 -   13.41      21,402           0.00   0.80  -   2.15     10.92  -  31.03
        2003 (ai)                  786    11.99 -   12.09       9,460           0.66   0.80  -   2.00     19.88  -  20.86
      VT The George Putnam
       Fund of Boston
        2004 (b)                20,326    11.95 -   12.60     235,336           1.86   0.80  -   2.69      5.30  -   7.34
        2003                    19,241    11.24 -   12.16     206,716           0.00   1.29  -   2.59     12.42  -  21.58
        2002                    16,695     9.59 -   10.50     152,666           2.32   0.80  -   2.24     -9.48  -   5.02
        2001                    13,241    10.60 -   10.70     134,080           2.24   0.80  -   2.15     -0.35  -   6.99

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(at) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Global Asset
       Allocation
        2004 (b)                 2,842  $ 10.36 - $ 13.10  $   30,774           2.74%  0.80% -   2.59%     6.28% -   8.24%
        2003                     2,429    12.40 -   12.51      23,896           0.00   1.29  -   1.99     24.02  -  25.10
        2002                     1,970     7.44 -    7.92      15,333           1.79   0.80  -   2.15    -25.60  - -13.22
        2001                     1,676     8.69 -    9.12      15,106           0.93   0.80  -   1.95    -13.09  -  -9.25
      VT Global Equity
        2004                     7,523     5.48 -    7.33      57,172           1.99   0.80  -   2.15     11.24  -  12.77
        2003                     8,402     4.93 -    6.50      57,065           0.94   0.80  -   2.15     26.45  -  28.20
        2002                     9,465     3.90 -    5.07      50,470           0.06   0.80  -   2.15    -24.07  - -23.02
        2001                    10,258     5.13 -    6.59      71,381           0.00   0.80  -   2.15    -48.67  - -30.33
      VT Growth and Income
        2004 (b)                60,567    11.57 -   14.46     637,531           1.57   0.70  -   2.69      8.12  -  10.34
        2003                    65,333    10.49 -   12.22     621,221           1.62   0.70  -   2.44     22.22  -  26.49
        2002                    65,676     8.15 -    8.29     486,342           1.59   0.70  -   2.30    -19.55  - -18.46
        2001                    62,516     9.42 -   10.31     577,300           1.20   0.70  -   2.20     -5.76  -   3.07
      VT Growth Opportunities
        2004                     6,214     4.05 -    4.33      26,208           0.00   0.80  -   2.15     -0.44  -   0.93
        2003                     6,714     4.07 -    4.29      28,238           0.00   0.80  -   2.15    -59.35  -  22.07
        2002                     7,152     3.44 -    3.52      24,793           0.00   0.80  -   2.10    -30.97  - -30.06
        2001                     7,039     4.99 -    5.03      35,105           0.00   0.80  -   2.10    -50.13  - -32.64
      VT Health Sciences
        2004 (b)                 7,227    11.50 -   11.72      79,101           0.18   0.80  -   2.49      4.46  -   6.27
        2003                     7,855    11.24 -   11.37      81,155           0.00   1.29  -   2.34     12.39  -  13.73
        2002                     8,375     7.48 -    9.22      73,643           0.00   0.80  -   2.15    -22.06  - -20.98
        2001                     8,541     9.60 -   11.67      95,453           0.00   0.80  -   2.15    -20.40  -  -4.05
      VT High Yield
        2004 (b)                 7,790    13.13 -   14.24     100,363           7.97   0.80  -   2.59      9.66  -  42.44
        2003                     8,620    13.33 -   13.43     100,371           4.98   1.29  -   1.89     33.33  -  34.28
        2002                     6,086    10.31 -   10.31      54,823           2.38   1.50  -   1.50     -2.21  -  -2.21
        2001                     5,020    10.54 -   10.54      46,125           0.00   1.50  -   1.50      5.38  -   5.38
      VT Income
        2004 (b)                16,891    10.53 -   13.00     201,496           4.05   0.80  -   2.59      3.60  -   5.30
        2003                    16,918    10.43 -   10.51     198,574           0.00   1.29  -   1.89      4.30  -   5.07
        2002                    15,331    10.17 -   12.12     179,131           4.70   0.80  -   2.24      1.73  -   7.02
        2001                    11,046    11.15 -   11.32     121,265           4.90   0.80  -   2.15      6.43  -  11.45

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT International Equity
         2004 (b)               23,291  $ 8.96  - $ 14.24  $  247,463           1.42%  0.70% -   2.59%    13.19% -  15.38%
         2003                   24,058    7.76  -   12.58     220,203           0.79   0.70  -   2.59     25.77  -  27.63
         2002                   23,690    6.08  -    8.05     165,705           0.75   0.70  -   2.30    -19.46  - -18.24
         2001                   19,472    7.44  -    9.15     170,563           0.22   0.70  -   2.20    -21.17  -  -8.50
       VT International
        Growth and Income
         2004 (b)                4,427   10.43  -   11.72      51,803           1.15   0.80  -   2.15     18.38  -  20.01
         2003                    3,946   12.55  -   12.55      38,739           1.40   1.50  -   1.50     35.78  -  35.78
         2002                    4,193    9.24  -    9.24      30,279           0.52   1.50  -   1.50    -15.06  - -15.06
         2001 (q)                3,750   10.88  -   10.88      31,865           0.00   1.50  -   1.50      8.79  -   8.79
       VT International New
        Opportunities
         2004                    3,533    5.65  -    7.96      29,412           0.97   0.80  -   2.15     10.91  -  12.44
         2003                    3,723    5.10  -    7.08      27,875           0.29   0.80  -   2.15     30.35  -  32.14
         2002                    4,098    3.91  -    5.36      23,437           0.66   0.80  -   2.15    -60.90  - -14.32
         2001                    4,541    3.95  -    6.25      30,643           0.00   0.80  -   2.10    -60.53  - -29.25
       VT Investors
         2004 (b)               23,064    7.44  -   13.28     177,118           0.46   0.80  -   2.44      9.89  -  11.74
         2003                   25,682   12.09  -   12.18     176,160           0.00   1.29  -   2.44     20.89  -  21.84
         2002                   28,543    5.28  -   10.39     152,912           0.16   0.80  -   2.24    -24.48  -   3.95
         2001                   31,060    6.33  -    6.99     221,772           0.00   0.80  -   2.10    -36.73  - -25.38
       VT Mid Cap Value
         2004                      568   14.37  -   14.70       8,269           0.00   0.80  -   2.15     12.96  -  14.52
         2003 (ai)                 208   12.72  -   12.84       2,666           0.53   0.80  -   2.15     27.23  -  28.40
       VT Money Market
         2004 (b)                7,635    9.58  -   10.88      77,879           0.66   0.80  -   2.59     -4.24  -  -0.15
         2003                    8,105    9.75  -    9.91      84,932           0.07   1.29  -   2.69     -2.45  -  -0.86
         2002                   10,198   10.43  -   10.93     110,594           1.22   0.80  -   2.10     -0.93  -   0.38
         2001                    9,954   10.53  -   10.89     108,101           3.43   0.80  -   2.10      2.93  -   5.25
       VT New Opportunities
         2004 (b)               17,915    6.77  -   14.34     128,471           0.00   0.80  -   2.69      7.34  -   9.43
         2003                   20,301   13.42  -   13.58     132,129           0.00   1.29  -   2.34     34.20  -  35.80
         2002                   21,511    4.71  -   10.37     104,036           0.00   0.80  -   2.24    -31.07  -   3.66
         2001                   23,544    6.83  -    7.82     165,813           0.00   0.80  -   2.15    -30.70  - -21.83

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ai) For period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                             --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
        2004 (b)                10,012  $ 15.22 - $ 16.24  $  143,706           0.80%  0.80% -   2.59%    14.50% -  62.44%
        2003                     9,236    14.51 -   14.51     115,022           0.00   2.14  -   2.14     45.11  -  45.11
        2002                     8,498    10.01 -   10.11      79,612           0.91   0.80  -   2.15    -17.42  - -16.28
        2001                     6,342    12.08 -   12.12      71,332           0.65   0.80  -   2.15      2.49  -  21.19
      VT OTC & Emerging
       Growth
        2004                     8,536     2.04 -    3.86      34,313           0.00   0.80  -   2.10      6.25  -   7.66
        2003                     9,070     1.92 -    3.59      34,595           0.00   0.80  -   2.10     32.87  -  34.63
        2002                     9,824     1.45 -    2.66      28,362           0.00   0.80  -   2.10    -33.65  - -32.76
        2001                    10,153     2.18 -    3.96      44,146           0.00   0.80  -   2.10    -78.22  - -46.13
      VT Research
        2004 (b)                11,397     8.87 -   13.63     104,560           0.00   0.80  -   2.49      4.88  -   6.70
        2003                    12,610    13.15 -   13.15     108,191           0.00   1.49  -   1.49     31.48  -  31.48
        2002                    13,155     5.79 -    6.68      89,259           0.56   0.80  -   2.15    -23.88  - -22.83
        2001                    12,005     7.61 -    8.66     106,092           0.27   0.80  -   2.15    -23.91  - -19.49
      VT Small Cap Value
        2004 (b)                 9,526    13.51 -   13.67     176,588           0.34   0.70  -   2.30     23.31  -  25.33
        2003                    10,165    10.91 -   10.95     152,271           0.33   0.70  -   2.30      9.54  -  48.60
        2002                     9,542     7.34 -    7.50      99,845           0.00   0.70  -   2.20    -26.60  - -25.03
        2001                     5,613    13.35 -   15.59      81,568           0.01   0.80  -   2.15     17.18  -  33.45
      VT Technology
        2002 (at)                    -      N/A -     N/A           -           0.00   0.80  -   2.10       N/A  -    N/A
        2001                     3,716     3.54 -    3.60      13,257           0.00   0.80  -   2.10    -39.66  - -64.62
      VT Utilities Growth and
       Income
        2004 (b)                 4,572     9.71 -   16.47      47,881           2.12   0.80  -   2.69     18.33  -  20.63
        2003                     4,726    14.07 -   14.14      40,109           0.00   1.29  -   1.79     40.74  -  41.45
        2002                     5,011     6.33 -    6.50      33,396           3.54   0.80  -   2.15    -25.72  - -24.69
        2001                     5,618     8.52 -    8.63      49,972           2.88   0.80  -   2.15    -22.95  - -14.80
      VT Vista
        2004 (b)                11,018     8.74 -   15.50      98,090           0.00   0.80  -   2.69     15.42  -  17.66
        2003                    11,475    13.49 -   13.65      85,718           0.00   1.29  -   2.34     34.85  -  36.46
        2002                    10,931     5.62 -   10.36      59,768           0.00   0.80  -   2.24    -31.16  -   3.60
        2001                    11,518     5.53 -    8.17      91,421           0.00   0.80  -   2.10    -44.69  - -34.04

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(at) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Putnam
    Variable Trust
    Sub-Accounts (continued):
      VT Voyager
        2004 (b)                47,857  $  6.21 - $ 12.55  $  386,065           0.25%  0.70% -   2.69%     2.21% -   4.30%
        2003                    51,674     5.96 -   11.65     392,809           0.34   0.70  -   2.59     16.48  -  24.04
        2002                    49,652     4.80 -    7.94     292,166           0.59   0.70  -   2.30    -27.04  - -20.58
        2001                    47,191     6.58 -    9.09     386,885           0.00   0.70  -   2.20    -22.95  -  -9.13

Investments in the Rydex
   Variable Trust
   Sub-Account:
     Rydex OTC
        2004                       < 1    12.62 -   12.62         < 1           0.00   1.50  -   1.50      7.71  -   7.71
        2003                       < 1    11.71 -   11.71         < 1           0.00   1.50  -   1.50     43.24  -  43.24
        2002                       < 1     8.18 -    8.18         < 1           0.00   1.50  -   1.50    -18.23  - -18.23
        2001 (ao) (aq)               -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00

Investments in the Salomon
   Brothers Variable Series
   Funds Inc. Sub-Accounts:
      All Cap (r)
        2004                         1    12.01 -   12.01           6           0.54   1.50  -   1.50      6.69  -   6.69
        2003                         1    11.26 -   11.26           6           0.26   1.50  -   1.50     36.95  -  36.95
        2002                         1     8.22 -    8.22           4           0.45   1.50  -   1.50    -26.18  - -26.18
        2001 (ao)                  < 1    11.14 -   11.14           5           1.34   1.50  -   1.50     11.37  -  11.37
      Investors
        2004 (a) (o)                 1    10.94 -   10.94           8           2.81   1.50  -   1.50      9.35  -   9.35

Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital Appreciation
        2004                        53    11.15 -   11.33         601           0.26   1.29  -   2.34      4.26  -   5.38
        2003 (al)                   24    10.70 -   10.75         254           0.00   1.29  -   2.34      6.96  -   7.49

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(o)  On April 30, 2004, LSA Value Equity merged into Investors
(r)  Previously known as Variable All Cap
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aq) Although available in 2001, there was no activity until 2002
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI Growth & Income
        2004                        71  $ 12.64 - $ 12.81  $      906           1.19%  1.29% -   2.19%    12.83% -  26.43%
        2003 (al)                   10    11.32 -   11.36         117           0.55   1.29  -   1.89     13.25  -  13.56
      STI International
       Equity
        2004                         3    14.32 -   14.45          37           2.15   1.29  -   1.89     17.81  -  43.23
        2003 (al)                  < 1    12.26 -   12.27           1           0.00   1.29  -   1.49     22.55  -  22.67
      STI Investment Grade
       Bond
        2004                       104    10.19 -   10.31       1,069           3.53   1.29  -   2.04      1.95  -   2.83
        2003 (al)                   12     9.99 -   10.03         116           1.28   1.29  -   1.99     -0.07  -   0.26
      STI Mid-Cap Equity
        2004                        34    13.03 -   13.19         443           0.83   1.29  -   2.09     15.31  -  30.33
        2003 (al)                   11    11.41 -   11.44         131           0.66   1.29  -   1.89     14.06  -  14.38
      STI Small Cap Value
         Equity
        2004                        37    14.81 -   15.00         548           0.38   1.29  -   2.14     21.53  -  22.59
        2003 (al)                    7    12.18 -   12.23          85           0.27   1.29  -   2.14     21.84  -  22.33
      STI Value Income Stock
        2004                        53    12.65 -   12.82         670           1.83   1.29  -   2.19     26.47  -  28.18
        2003 (al)                    3    11.23 -   11.25          39           1.06   1.49  -   1.89     12.31  -  12.52

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
       Emerging Markets
       Equity (s)
        2004                     3,920     9.43 -   14.32      43,013           0.66   0.70  -   2.20     20.41  -  22.26
        2003                     3,702     7.71 -   12.70      33,517           0.00   0.70  -   2.20     46.42  -  48.63
        2002                     3,528     5.19 -    8.68      21,572           0.00   0.70  -   2.20    -10.88  -  -9.54
        2001                     2,296     5.74 -    9.74      16,448           0.00   0.70  -   2.20    -42.63  -  -2.64
      Van Kampen UIF
       Equity Growth (t)
        2004 (h) (j) (m)         8,227     7.20 -   10.68      69,608           0.19   0.70  -   2.69      6.83  -   7.02
        2003                     7,319     6.73 -    8.28      56,334           0.00   0.70  -   2.20     22.21  -  24.06
        2002                     7,462     5.42 -    6.78      47,600           0.15   0.70  -   2.20    -29.44  - -28.37
        2001                     8,236     7.57 -    9.60      76,091           0.00   0.70  -   2.20    -15.71  -  -3.96

(h)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(j)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(m)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(s)  Previously known as UIF Emerging Markets Equity
(t)  Previously known as UIF Equity Growth
(al) For the period beginning July 15, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
       High Yield (u)
        2004                        27  $ 12.78 - $ 12.78  $      351           6.02%  1.50% -   1.50%     7.84% -   7.84%
        2003                        28    11.85 -   11.85         326           0.00   1.50  -   1.50     23.83  -  23.83
        2002                        12     9.57 -    9.57         111          18.80   1.50  -   1.50     -8.66  -  -8.66
        2001(ao)                   < 1    10.48 -   10.48           4          22.64   1.50  -   1.50      4.78  -   4.78
      Van Kampen UIF
       International Magnum
          (v)
        2004                     3,705     9.12 -   10.56      34,028           2.75   0.70  -   2.20     14.84  -  16.57
        2003                     3,576     7.82 -   10.06      28,529           0.14   0.70  -   2.20     24.62  -  26.53
        2002                     2,993     6.18 -    7.38      19,088           1.10   0.70  -   2.20    -18.63  - -17.39
        2001                     2,502     7.49 -    9.07      19,772           0.51   0.70  -   2.20    -25.14  -  -9.31
      Van Kampen UIF
       Mid Cap Growth (w)
        2004                     2,992    12.46 -   12.51      36,518           0.00   0.70  -   2.30     18.80  -  20.75
        2003                     2,559    10.36 -   10.49      26,112           0.00   0.70  -   2.30     38.51  -  40.78
        2002 (au)                  895     7.36 -    7.57       6,544           0.00   0.70  -   2.30    -26.42  - -24.29
      Van Kampen UIF
       U.S. Mid Cap Value
         (x)
        2004 (k) (n)            12,920    11.22 -   12.71     140,654           0.02   0.70  -   2.69     12.22  -  13.79
        2003                    11,859    10.67 -   11.17     113,886           0.00   0.70  -   2.30     38.26  -  40.52
        2002                    10,941     7.71 -    7.95      75,421           0.00   0.70  -   2.30    -28.53  - -22.85
        2001                     6,472     9.83 -   11.13      63,097           0.00   0.70  -   2.20     -3.83  -  -1.74
      Van Kampen UIF
       U.S. Real Estate (y)
        2004                     3,438    16.10 -   25.42      73,134           1.55   0.70  -   2.30     33.26  -  35.44
        2003                     3,882    12.08 -   18.77      61,626           0.00   0.70  -   2.30     35.28  -  37.50
        2002                     3,778     8.93 -   13.65      44,038           3.91   0.70  -   2.30    -10.71  -  -2.15
        2001                     2,301    10.22 -   13.95      27,855           4.53   0.70  -   2.20      2.25  -  39.49

(k) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(n) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  Previously known as UIF High Yield
(v)  Previously known as UIF International Magnum
(w)  Previously known as UIF Mid Cap Growth
(x)  Previously known as UIF Mid Cap Value
(y)  Previously known as UIF U.S. Real Estate
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(au) For period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Active
       International
       Allocation
       (Class II)
        2003 (am)                    -  $ 11.79 - $ 11.87  $        -           0.00%  1.29% -   2.69%    17.94% -  18.75%
        2002 (ap)                    1    10.25 -   10.26          15           3.56   1.29  -   1.69      2.55  -   2.64
      Van Kampen UIF
       Emerging Markets
       Debt (Class II) (z)
        2004 (b)                 1,248    12.03 -   12.30      17,171           7.13   1.29  -   2.59      7.23  -   8.66
        2003                       347    11.22 -   13.96       4,296           0.00   1.29  -   2.59     12.19  -  39.60
        2002 (ap)                  < 1    11.07 -   11.07         < 1          15.98   1.29  -   1.29     10.69  -  10.69
      Van Kampen UIF
       Emerging Markets
       Equity (Class II)
       (aa)
        2004                       471    17.71 -   18.10       8,467           0.70   1.29  -   2.59     21.41  -  77.09
        2003 (ai)                  272    14.78 -   14.91       4,043           0.00   1.29  -   2.59     47.81  -  49.12
      Van Kampen UIF
       Equity and Income
       (Class II) (ab)
        2004                     1,935    12.51 -   12.79      23,296           0.00   1.29  -   2.59      8.63  -  10.08
        2003 (ai)                  561    11.52 -   11.62       6,494           0.88   1.29  -   2.59     15.19  -  16.22
      Van Kampen UIF
       Equity Growth
       (Class II) (ac)
        2004                     1,411    12.15 -   12.42      16,668           0.12   1.29  -   2.59      4.65  -   6.04
        2003 (ai)                  602    11.61 -   11.71       7,030           0.00   1.29  -   2.59     16.11  -  17.15
      Van Kampen UIF
       Global Franchise
       (Class II) (ad)
        2004                     2,482    13.34 -   13.64      32,544           0.15   1.29  -   2.59      9.85  -  11.31
        2003 (ai)                  758    12.14 -   12.25       9,257           0.00   1.29  -   2.59     21.43  -  22.51

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(z)  Previously known as UIF Emerging Markets Debt (Class II)
(aa) Previously known as UIF Emerging Markets Equity (Class II)
(ab) Previously known as UIF Equity and Income (Class II)
(ac) Previously known as UIF Equity Growth (Class II)
(ad) Previously known as UIF Global Franchise (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(am) For the period beginning January 1, 2003 and ended October 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
       Mid Cap Growth
       (Class II) (ae)
        2004                     1,348  $ 15.38 - $ 15.73  $   21,019           0.00%  1.29% -   2.59%    18.33% -  19.91%
        2003 (ai)                  785    13.00 -   13.12      10,262           0.00   1.29  -   2.59     30.00  -  31.16
      Van Kampen UIF
       Small Company
       Growth (Class II)
       (af)
        2004 (b)                 1,507    15.64 -   15.99      23,918           0.00   1.29  -   2.59     15.87  -  17.41
        2003 (ai)                1,035    13.50 -   13.62      14,062           0.00   1.29  -   2.59     35.01  -  36.21
      Van Kampen UIF U.S.
       Mid Cap Value
       (Class II) (ag)
        2004                     2,709    14.83 -   15.16      39,035           0.01   1.29  -   2.59     11.56  -  13.05
        2003 (ai)                1,356    13.29 -   13.41      18,124           0.00   1.29  -   2.59     32.90  -  34.08
      Van Kampen UIF
       U.S. Real Estate
       (Class II) (ah)
        2004 (b)                 3,417    17.17 -   19.02      62,735           1.60   1.29  -   2.69     34.32  -  90.22
        2003                     1,366    12.67 -   12.79      18,567           0.00   1.29  -   2.59     26.72  -  27.85
        2002 (ap)                   16    10.69 -   10.71         167           5.82   1.29  -   2.14      6.90  -   7.10

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
        2004                     8,736    11.92 -   12.32     106,501           0.86   0.70  -   2.30     15.05  -  16.94
        2003                     5,976    10.36 -   10.54      62,969           0.75   0.70  -   2.30     27.98  -  30.08
        2002                     2,807     8.09 -    8.10      23,160           0.77   0.70  -   2.30    -19.06  - -18.99
        2001                       272    11.89 -   12.00       3,254           0.00   1.25  -   1.65     -4.06  -  -3.68

(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(ae) Previously known as UIF Mid Cap Growth (Class II)
(af) Previously known as UIF Small Company Growth (Class II)
(ag) Previously known as UIF U.S. Mid Cap Value (Class II)
(ah) Previously known as UIF U.S. Real Estate (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Domestic Income
        2002 (av)                    -      N/A -     N/A  $        -          15.62%  1.25% -   1.65%      N/A% -    N/A%
        2001                        65    11.36 -   11.47         746           4.74   1.25  -   1.65      8.16  -   8.60
      LIT Emerging Growth
        2004                     9,614     5.47 -    9.78      81,916           0.00   0.70  -   2.30      4.57  -   6.29
        2003                    11,683     5.15 -    9.36      95,881           0.00   0.70  -   2.30     24.42  -  26.46
        2002                    12,789     4.07 -    7.52      85,976           0.35   0.70  -   2.30    -32.96  - -24.80
        2001                    15,662     6.07 -    6.60     167,267           0.06   0.70  -   2.05    -33.99  - -31.97
      LIT Government
        2004                       182    10.88 -   11.00       1,997           4.50   1.25  -   1.65      2.46  -   2.87
        2003                       140    10.62 -   10.69       1,491           4.87   1.25  -   1.65      0.08  -   0.48
        2002 (au) (ao)             122    10.61 -   10.64       1,296           0.00   1.25  -   1.65      6.14  -   6.43
      LIT Money Market
        2004                       231    10.51 -   10.74       2,480           0.85   1.25  -   1.65     -0.85  -  -0.45
        2003                       278    10.60 -   10.79       2,989           0.60   1.25  -   1.65     -1.07  -  -0.68
        2002                       387    10.72 -   10.86       4,199           1.25   1.25  -   1.65     -0.44  -  -0.04
        2001                       279    10.76 -   10.87       3,032           3.48   1.25  -   1.65      1.98  -   2.39

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
       (Class II)
        2004 (e) (l)             1,774    11.20 -   14.27      21,143           0.00   0.70  -   2.59     11.92  -  11.97
        2003 (ai)                  288    12.75 -   12.86       3,687           0.00   1.29  -   2.59     27.50  -  28.64
      LIT Comstock
       (Class II)
        2004                    18,304    14.20 -   14.52     236,274           0.67   1.29  -   2.59     14.39  -  15.91
        2003                    12,466    12.42 -   12.53     137,393           0.47   1.29  -   2.59     24.15  -  25.25
        2002 (au)                4,821     8.01 -    8.05      38,762           0.00   1.35  -   2.20    -19.92  - -19.46

(e) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ai) For period beginning May 1, 2003 and ended December 31, 2003
(au) For period beginning May 1, 2002 and ended December 31, 2002
(av) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------  --------------------------------------------------
                                           Accumulation                                  Expense              Total
                                Units    Unit Fair Value   Net Assets    Investment      Ratio**            Return***
                               (000s)   Lowest to Highest    (000s)    Income Ratio*  Lowest to Highest  Lowest to Highest
                              --------  -----------------  ----------  -------------  ---------------    ----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Emerging Growth
       (Class II)
        2004 (b)                 7,134  $ 12.22 - $ 12.45  $   63,974           0.00%  1.29% -   2.59%     4.01% -   5.40%
        2003                     6,797    11.75 -   11.85      54,406           0.00   1.29  -   2.59     17.49  -  18.53
        2002                     4,529     5.39 -    5.76      24,527           0.05   1.35  -   2.20    -34.12  - -33.56
        2001 (aw)                2,120     8.11 -    8.74      17,335           0.00   1.35  -   2.20    -18.94  - -12.60
      LIT Growth and Income
       (Class II)
        2004 (b)                 7,527    14.68 -   15.14     108,454           0.64   1.29  -   2.69     11.05  -  12.65
        2003                     4,387    12.31 -   12.42      56,398           0.00   1.29  -   2.59     23.14  -  24.23
        2002                        36     9.05 -    9.05         382           1.05   1.50  -   1.50     -9.50  -  -9.50
        2001 (ao)                    -        - -       -           -           0.00   0.00  -   0.00      0.00  -   0.00
      LIT Money Market
       (Class II)
        2004                     1,784     9.79 -    9.93      17,650           0.72   1.29  -   2.59     -2.06  -  -0.75
        2003 (an)                    -        -         -           -           0.00   0.00      0.00      0.00      0.00


(b) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I and Allstate Life Insurance Company Separate Account A as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(an) For the period beginning December 31, 2003 and ended December 31, 2003
(ao) For the period beginning October 1, 2001 and ended December 31, 2001
(aw) For the period beginning May 17, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     In August 2004, the Boards of Directors of Allstate Life and Glenbrook Life approved the merger of Glenbrook Life into Allstate Life (the "Merger"). Glenbrook Life and Allstate Life consummated the Merger on January 1, 2005. Allstate Life is the surviving legal entity and Glenbrook Life no longer exists as an independent entity as a result of the Merger. In conjunction with the Merger, the Account merged with Glenbrook Life Multi-Manager Variable Account ("Multi-Manager VA") and Glenbrook Life and Annuity Company Separate Account A ("GLAC Separate Account A") and will be accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141, "Business Combinations". Collectively, the Account, Multi-Manager VA and GLAC Separate Account A are referred to as the "Separate Accounts". The Fixed Account of Glenbrook Life also merged on January 1, 2005 with the fixed account maintained by Allstate Life.

     At December 31, 2004, the Account, Multi-Manager VA and GLAC Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager VA were invested in the same underlying funds. Five sub-accounts offered by GLAC Separate Account A and Multi-Manager VA were invested in the same underlying funds. Thirteen of the sub-accounts offered by GLAC Separate Account A and the Account were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Separate Accounts did not change as a result of the merger. The table below presents a pro-forma listing of the net assets applicable to the sub-accounts giving effect to the merger as of December 31, 2004.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                 $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Balanced                                           -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                    9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                          -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                      33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                                -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                                3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Dent Demographics                             13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                         1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                              -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                    17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                         -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                       1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                        2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                       -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                            45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technolog                                          -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                          -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth Series II                        -                    -              594,230              594,230
     AIM V. I. Balanced Series II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value Series II                     17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip Series II                                -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation Series II             6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development Series II                      -                    -              420,643              420,643
     AIM V. I. Core Equity Series II                              -                    -              491,481              491,481
     AIM V. I. Dent Demographics Series II                        -                    -              300,555              300,555
     AIM V. I. Diversified Income Series II                       -                    -              757,806              757,806
     AIM V. I. Government Securities Series II                    -                    -            2,411,465            2,411,465
     AIM V. I. Growth Series II                                   -                    -              345,405              345,405
     AIM V. I. High Yield Series II                               -                    -              836,414              836,414
     AIM V. I. International Growth Series II                     -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity Series II              2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market Series II                             -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity Series II                   3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology Series II                               -                    -              144,474              144,474
     AIM V. I. Utilities Series II                                -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Proeduct Series Fund
     AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
     AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
     AllianceBernstein Premier Growth                    43,142,161                    -                    -           43,142,161
     AllianceBernstein Small Cap Value                   25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
     American Century VP Balanced                                 -               61,633                    -               61,633
     American Century VP International                            -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth Fund                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                                     -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
     VIF Growth & Income                                          -              372,934                    -              372,934
     VIF Money Market                                             -            1,199,876                    -            1,199,876
     VIF Small Company Stock                                      -               82,410                    -               82,410

Federated Insurance Series
     Federated Prime Money Fund II                                -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                       7,933,382            7,033,893                    -           14,967,275
     VIP Equity-Income                                            -            6,225,965                    -            6,225,965
     VIP Growth                                           5,259,272            5,672,859                    -           10,932,131
     VIP High Income                                      1,894,611            2,335,514                    -            4,230,125
     VIP Index 500                                        8,057,497            6,812,073                    -           14,869,570
     VIP Investment Grade Bond                            5,521,888                    -                    -            5,521,888
     VIP Overseas                                         2,037,453            1,005,303                    -            3,042,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service Class 2)  $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                             -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                      2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                 -              820,021                    -              820,021
     VIP High Income (Service Class 2)                            -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                              -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                              25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                           7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance Products
  Trust
     Franklin Large Cap Growth Securities                 1,849,878                    -                    -            1,849,878
     Franklin Growth and Income Securities               74,265,618                    -                    -           74,265,618
     Franklin High Income                                 8,292,944                    -                    -            8,292,944
     Franklin Income Securities                          31,764,441                    -                    -           31,764,441
     Franklin Small Cap                                   3,519,201              398,539                    -            3,917,740
     Franklin Small Cap Value Securities                 39,167,211                    -                    -           39,167,211
     Franklin Technology Securiteis                               -                    -                    -                    -
     Franklin US Government                               7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                            76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities             14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                        37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                   2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                  -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                           -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                    -              445,912                    -              445,912
     VIT CORE U.S. Equity                                         -              338,359                    -              338,359
     VIT Growth and Income                                        -                8,895                    -                8,895
     VIT International Equity                                     -               31,401                    -               31,401
     VIT Mid Cap Value                                            -                9,376                    -                9,376

Janus Aspen Series
     Capital Appreciation                                    18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock                                           38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                         9,358                    -                    -                9,358

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                   $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                       2,625,017                    -                    -            2,625,017
     Growth and Income                                    3,949,662                    -                    -            3,949,662
     Growth Opportunites                                    752,565                    -                    -              752,565
     Mid-Cap Value                                        4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Bond                                             3,437,670                    -                    -            3,437,670
     MFS Emerging Growth                                          -            2,925,935                    -            2,925,935
     MFS High Income                                        959,039                    -                    -              959,039
     MFS Investors Trust                                  2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                    3,447,150              553,377                    -            4,000,527
     MFS Research                                                 -            1,983,488                    -            1,983,488
     MFS Utilities                                                -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                          -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                          -              789,898                    -              789,898
     MFS New Discovery (Service Class)                        5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                 -              429,854                    -              429,854
     MFS Utilities (Service Class)                              146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                   36,091,030                    -                    -           36,091,030
     Dividend Growth                                    696,585,712                    -                    -          696,585,712
     Equity                                             511,428,457                    -                    -          511,428,457
     European Growth                                    167,620,425                    -                    -          167,620,425
     Global Advantage                                    22,062,533                    -                    -           22,062,533
     Global Dividend Growth                             201,476,062                    -                    -          201,476,062
     High Yield                                          46,919,424                    -                    -           46,919,424
     Income Builder                                      46,417,818                    -                    -           46,417,818
     Information                                          4,090,637                    -                    -            4,090,637
     Limited Duration                                    50,056,065                    -                    -           50,056,065
     Money Market                                       166,791,898                    -                    -          166,791,898
     Quality Income Plus                                276,599,874                    -                    -          276,599,874
     S&P 500 Index                                      122,995,932                    -                    -          122,995,932
     Strategist                                         325,335,650                    -                    -          325,335,650
     Utilities                                          157,839,934                    -                    -          157,839,934

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)          $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                   132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                            112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                    41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                   10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)             65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                         37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                     46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                        12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                  120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                       85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)               170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                     151,930,221                    -                    -          151,930,221
     Strategist                                          95,971,639                    -                    -           95,971,639
     Utilities                                           29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisers Management Trust
     AMT Guardian                                                 -                9,831                    -                9,831
     AMT Mid-Cap Growth                                           -               28,268                    -               28,268
     AMT Partners                                                 -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                                -            2,955,618                    -            2,955,618
     Oppenheimer Bond                                     5,253,410                    -                    -            5,253,410
     Oppenheimer Balanced                                         -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                     7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Global Securities                        6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                              2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                      -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth             4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                   -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)          $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                           35,401,428                    -                    -           35,401,428
     Oppenheimer Bond (SC)                                  687,384                    -                    -              687,384
     Oppenheimer Capital Appreciation (SC)               40,076,483                    -                    -           40,076,483
     Oppenheimer Global Securities (SC)                  27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                        31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                        57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap Growth
      (SC)                                               29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                     78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                           9,780                    -                    -                9,780
     OpCap Small Cap                                          1,926                    -                    -                1,926
     PEA Science and Technology                                 582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                             1,864                    -                    -                1,864
     Money Market                                            17,721                    -                    -               17,721
     PIMCO Total Return                                       1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                       66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                             17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                             3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                 19,285,920              854,262                    -           20,140,182
     VT Diversified Income                               91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                    21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston                235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                          30,774,382                    -                    -           30,774,382
     VT Global Equity                                    57,171,548                    -                    -           57,171,548
     VT Growth and Income                               637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                             26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                  79,100,607              745,203                    -           79,845,810
     VT High Yield                                      100,363,378                    -                    -          100,363,378
     VT Income                                          201,495,962                    -                    -          201,495,962
     VT International Equity                            247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                  51,803,152                    -                    -           51,803,152
     VT International New Opportunities                  29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                                $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                     8,269,199                    -                    -            8,269,199
     VT Money Market                                     77,879,396                    -                    -           77,879,396
     VT New Opportunities                               128,470,658                    -                    -          128,470,658
     VT New Value                                       143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                            34,312,633                    -                    -           34,312,633
     VT Research                                        104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                 176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                      47,880,540                    -                    -           47,880,540
     VT Vista                                            98,090,013                    -                    -           98,090,013
     VT Voyager                                         386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                   55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     Investors                                                7,811                    -                    -                7,811
     Variable All Cap                                         6,259                    -                    -                6,259

Scudder Variable Series I
     21st Century Growth                                          -              807,577                    -              807,577
     Balanced                                                     -            2,769,618                    -            2,769,618
     Bond                                                         -            1,351,132                    -            1,351,132
     Capital Growth                                               -            1,991,103                    -            1,991,103
     Global Discovery                                             -            1,767,630                    -            1,767,630
     Growth and Income                                            -            1,339,732                    -            1,339,732
     International                                                -              735,852                    -              735,852
     Money Market                                                 -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                       -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                               601,322           41,277,701                    -           41,879,023
     STI Growth & Income                                    905,570            4,304,143                    -            5,209,713
     STI International Equity                                36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                            1,068,868           14,555,135                    -           15,624,003
     STI Mid-Cap Equity                                     443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                             548,175           11,314,639                    -           11,862,814
     STI Value Income Stock                                 669,710           34,869,773                    -           35,539,483

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS (CONTINUED)

                  PRO FORMA SCHEDULE OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2004

                                                                          Pre-Merger                                Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                      Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                 Financial Advisors      Multi-Manager       Annuity Company    Financial Advisors
Sub-Account                                      Separate Account I    Variable Account    Separate Account A   Separate Account I
----------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity      $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                        69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                  -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                           -               41,421                    -               41,421
     Van Kampen UIF High Yield                              351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                 34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                       36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                  140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                     73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                         -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                        17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                         8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                        23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)            16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                        32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth  (Class II)           21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                        23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                        39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                        62,735,067                    -                    -           62,735,067

Van Kampen Life Investement Trust
     LIT Comstock                                       106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                 81,915,806                    -                    -           81,915,806
     LIT Government                                       1,997,073                    -                    -            1,997,073
     LIT Money Market                                     2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                    21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                            236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                      63,974,244                    -                    -           63,974,244
     LIT Gorwth and Income (Class II)                   108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                         17,649,838                    -                    -           17,649,838
                                                 ------------------   ------------------   ------------------   ------------------

        Total net assets                         $    9,729,737,593   $      298,545,220   $      785,968,511   $  10,814,251,324
                                                 ==================   ==================   ==================   ==================

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor")and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)


(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(c) Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(d) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(f) Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(k) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(l) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(n) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(o) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Charitable Remainder Trust (Series
II)(Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(s) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(4)(t) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(u) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(v) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(a) Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(5)(b) Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts filed herewith.

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No.5 to Depositor's Form N-4 Registration Statement(File No. 333-31288) dated April 20, 2001.)

(7) Not applicable

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 22, 2003.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(k) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(10)(a) Consent of Independent Registered Public Accounting Firm filed herewith.

(10)(b) Consent of Foley & Lardner, LLP filed herewith.

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, Edward M. Liddy, John C. Lounds, Robert W. Pike, Samuel H. Pilch, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II, (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(99)(b) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-114562) dated March 25, 2005.)


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
Robert William Pike                 Director
John C. Pintozzi                    Director, Senior Vice President and
                                                     Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                                     Chief
                                    Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                            Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Dennis Craig Gomez                  Vice President
Mary Jovita McGinn                  Vice President and Assistant
                                                     Secretary
William Harrison Monie, Jr.         Vice President
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and Assistant Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                                     Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                             Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                             Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                             General Counsel and Assistant Secretary
Dave Simek                                   Authorized Representative
Robert E. Transon                  Assistant Vice President and Illustration Actuary

The  principal  business  address  of Mr.  Bird and Mr.  Monie is 1776  American
Heritage Drive,  Jacksonville,  Florida 32224. The principal business address of
Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street,  Lincoln,  Nebraska
68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form
10-K Annual Report of The Allstate Corporation filed February 24, 2005 (File
#1-11840).

27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of January 31, 2005, there were 30,261 nonqualified contracts and 23,791 qualified contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of January 31, 2005, there were 6,721 nonqualified contracts and 9,908 qualified contracts.


28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to Allstate, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

            Allstate Financial Advisors Separate Account I
            Allstate Life of New York Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:

Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter

John Eric Smith                             Chairman of the Board, Chief Executive Officer and Manager
Robert A. Shore                             President
Karen Cassidy Gardner                       Vice President
Joseph Patrick Rath                         Vice President, General Counsel and Secretary
William D. Webb Jr.                         Treasurer
Joanne Marie Derrig                         Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                         Assistant Vice President and Compliance Officer
Mary Jovita McGinn                          Assistant Secretary
Michael Joseph Velotta                      Assistant Secretary and Manager
Nancy M. Bufalino                           Assistant Treasurer
Barry Sajowitz Paul                         Assistant Treasurer
Steven Carl Verney                          Assistant Treasurer
John C. Pintozzi                            Manager
Ronald A. Johnson                           Executive Vice President
Eric Alstrin                                Senior Vice President
DeAnne Asplin                               Senior Vice President
Eric L. Baldwin                             Senior Vice President
Jason Bickler                               Senior Vice President
Bill Borst                                  Senior Vice President
Jeff Churba                                 Senior Vice President
Russ Cobler                                 Senior Vice President
Evelyn Cooper                               Senior Vice President
Albert DalPorto                             Senior Vice President
Gregg Ruvoli                                Senior Vice President
Mike Scanlon                                Senior Vice President
Ralph Thomas Schmidt                        Senior Vice President
Andrea J. Schur                             Senior Vice President
Peter Armstrong                             Vice President
Rebecca Bates                               Vice President
Warren A. Blom                              Vice President
L. Andrea Barfield Bolger                   Vice President
Eugene Bolinsky                             Vice President
P. J. Bonfilio                              Vice President
Laurie Bricker                              Vice President
Joseph Carretta                             Vice President
Michael Cobianchi                           Vice President
Patrick Comer                               Vice President
Henry Conkle                                Vice President
Brian Connelly                              Vice President
John DeGeronimo                             Vice President
Diane Donnelly                              Vice President
Jeff Dunn                                   Vice President
Russ Ergood                                 Vice President
Michael Garofalo                            Vice President
Angus Harrup                                Vice President
Renee Hruska                                Vice President
Tony Hunter                                 Vice President
Frank Johnson                               Vice President
Michael Jones                               Vice President
Brian Kelly                                 Vice President
Gwenn Kessler                               Vice President
Asad Khan                                   Vice President
George Knox                                 Vice President
Don Lanham                                  Vice President
Michael Lastrina                            Vice President
Michael Levy                                Vice President
Matt Linklater                              Vice President
Stephen A. Lipker                           Vice President
Matt Love                                   Vice President
Thomas Mahoney                              Vice President
Ken McClintock                              Vice President
David McHugh                                Vice President
Michael Medina                              Vice President
Jeff Mount                                  Vice President
Hugh C. Mueting                             Vice President
Brie Murray                                 Vice President
Larry Nisenson                              Vice President
Karen K. M. Norrman                         Vice President
Shane O'Brien                               Vice President
David Onan                                  Vice President
Jeff Osterman                               Vice President
Briana Powell                               Vice President
Leslie Quinn                                Vice President
Kenneth Rapp                                Vice President
Ryan Regan                                  Vice President
Angela Reynolds                             Vice President
Bob Riley                                   Vice President
Victor Rohe                                 Vice President
Ernie Schalansky                            Vice President
Merritt Schoff                              Vice President
Ann Serrato                                 Vice President
Troy V. Simmons                             Vice President
Deanna Smith                                Vice President
Ed Smith Jr.                                Vice President
Stu Smith                                   Vice President
Ken Thomas                                  Vice President
David Veale                                 Vice President
Brian J. Wood                               Vice President
Mary Claire Sheehy                          Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100
Sanders Road, Northbrook, IL 60062.

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account I (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration
Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988,from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.







                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 25th day of April, 2005.

                                   ALLSTATE FINANCIAL ADVISORS
                                   SEPARATE ACCOUNT I
                                  (REGISTRANT)

                                   BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                   By:/s/ Michael J. Velotta
                                   ---------------------------------
                                   Michael J. Velotta
                                   Senior Vice President,
                                  Secretary and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and officers of Allstate Life Insurance Company on the 25th day of April, 2005.


*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/ROBERT W. PIKE              Director
------------------------
Robert W. Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH                  Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index

Exhibit No.               Description

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts

(10)(a)           Consent of Independent Registered Public Accounting Firm

(10)(b)           Consent of Foley & Lardner, LLP

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